UNITED STATES
  SECURITIES AND EXCHANGE COMMISSION
        Washington, D.C. 20549

FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

           Investment Company Act file number: 811-22235

                              AQR Funds

(Exact name of registrant as specified in charter)

           One Greenwich Plaza, Suite 130
                 Greenwich, CT 06830
 (Address of principal executive offices) (Zip code)
         H.J. Willcox, Esq.
Principal and Chief Legal Officer
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
Greenwich, CT 06830
   (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2023 to June 30, 2023

Item 1. Reports to Shareholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not applicable.
Semi-Annual Report
June 30, 2023 (Unaudited)
AQR Alternative Risk Premia Fund
AQR Diversified Arbitrage Fund
AQR Diversifying Strategies Fund
AQR Equity Market Neutral Fund
AQR Long-Short Equity Fund
AQR Macro Opportunities Fund
AQR Managed Futures Strategy Fund
AQR Managed Futures Strategy HV Fund
AQR Multi-Asset Fund
AQR Risk-Balanced Commodities Strategy Fund
AQR Style Premia Alternative Fund
AQR Sustainable Long-Short Equity Carbon Aware Fund

Table of Contents
Schedule of Investments
AQR Alternative Risk Premia Fund
...................................................................
2
AQR Diversified Arbitrage Fund
.....................................................................
33
AQR Diversifying Strategies Fund
...................................................................
56
AQR Equity Market Neutral Fund
....................................................................
57
AQR Long-Short Equity Fund
.......................................................................
77
AQR Macro Opportunities Fund
.....................................................................
105
AQR Managed Futures Strategy Fund
................................................................
123
AQR Managed Futures Strategy HV Fund
.............................................................
151
AQR Multi-Asset Fund
............................................................................
180
AQR Risk-Balanced Commodities Strategy Fund
........................................................
198
AQR Style Premia Alternative Fund
..................................................................
207
AQR Sustainable Long-Short Equity Carbon Aware Fund
..................................................
239
Financial Statements and Notes
........................................................................
260
Fund Expense Examples
.............................................................................
334
Board Approval of Investment Advisory Agreements
.........................................................
337
Liquidity Risk Management Program
.....................................................................
340

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 244.4%
COMMON STOCKS - 177.2%
Australia - 5.8%
ANZ Group Holdings Ltd. (2)(a) 28,007 443,345
Aristocrat Leisure Ltd. (2)(a) 24,579 635,928
Atlas Arteria Ltd. (2)(a) 43,339 179,986
Aurizon Holdings Ltd. (2)(a) 93,088 243,537
BHP Group Ltd. (2)(a) 26,836 806,742
BlueScope Steel Ltd. (2)(a) 51,699 711,523
Brambles Ltd. (2)(a) 43,702 420,220
Coles Group Ltd. (2)(a) 19,158 235,239
Computershare Ltd. (2)(a) 5,417 84,538
Harvey Norman Holdings Ltd. (2)(a) 91,787 213,492
Incitec Pivot Ltd. (2)(a) 69,754 127,640
JB Hi-Fi Ltd. (2)(a) 22,324 653,350
Medibank Pvt Ltd. (2)(a) 59,653 140,123
Northern Star Resources Ltd. (2)(a) 36,104 294,135
Origin Energy Ltd. (2)(a) 39,448 221,720
Pilbara Minerals Ltd. (2)(a) 118,572 389,706
Pro Medicus Ltd. (2)(a) 4,242 186,694
Qantas Airways Ltd. (2)*(a) 110,403 457,523
Qube Holdings Ltd. (2)(a) 145,497 277,312
Rio Tinto plc (2)(a) 2,402 152,646
Sonic Healthcare Ltd. (2)(a) 6,668 158,576
South32 Ltd. (2)(a) 173,361 436,453
Suncorp Group Ltd. (2)(a) 15,251 137,034
Tabcorp Holdings Ltd. (2)(a) 29,182 21,646
Telstra Group Ltd. (2)(a) 213,025 611,105
Treasury Wine Estates Ltd. (2)(a) 11,251 84,373
Washington H Soul Pattinson & Co.
Ltd. (2)(a) 1,433 30,421
Wesfarmers Ltd. (2)(a) 7,371 243,017
Westpac Banking Corp. (2)(a) 25,767 366,886
Whitehaven Coal Ltd. (2)(a) 118,313 530,379
Worley Ltd. (2)(a) 23,286 245,884
9,741,173
—
Belgium - 1.2%
Ageas SA/NV (2)(a) 15,081 611,372
Elia Group SA/NV (2)(a) 460 58,445
Etablissements Franz Colruyt NV
(2)(a) 5,386 200,869
Proximus SADP (2)(a) 62,435 465,594
Solvay SA (2)(a) 5,729 640,617
1,976,897
—
Brazil - 0.4%
Yara International ASA (2) 20,635 729,074
Canada - 7.7%
Alimentation Couche-Tard, Inc. (a) 4,984 255,568
ARC Resources Ltd. (a) 26,499 353,453
Atco Ltd., Class I (a) 10,314 307,065
Bank of Montreal (a) 525 47,413
Bank of Nova Scotia (The) (a) 11,695 585,125
Boyd Group Services, Inc. (a) 353 67,349
Canadian National Railway Co. (a) 1,769 214,216
Canadian Tire Corp. Ltd., Class A
(a) 2,786 380,902
Canadian Utilities Ltd., Class A (a) 3,879 100,463
Capital Power Corp. (a) 16,213 515,242
INVESTMENTS SHARES VALUE ($)
Canada - 7.7% (continued)
CGI, Inc. *(a) 3,186 335,976
Constellation Software, Inc. (a) 90 186,472
Descartes Systems Group, Inc.
(The) *(a) 732 58,637
Empire Co. Ltd., Class A (a) 16,633 472,466
Enerplus Corp. (a) 20,644 299,200
Fairfax Financial Holdings Ltd. (a) 744 557,285
Finning International, Inc. (a) 3,770 115,967
Fortis, Inc. (a) 7,230 311,576
George Weston Ltd. (a) 1,745 206,305
Hydro One Ltd. (a)(b) 9,504 271,543
iA Financial Corp., Inc. (a) 3,484 237,351
IGM Financial, Inc. (a) 2,940 89,504
Imperial Oil Ltd. (a) 9,281 474,857
Kinross Gold Corp. (a) 11,825 56,414
Loblaw Cos. Ltd. (a) 3,748 343,127
Magna International, Inc. (a) 5,182 292,555
Manulife Financial Corp. (a) 30,878 583,646
MEG Energy Corp. *(a) 13,399 212,402
National Bank of Canada (a) 2,094 156,013
Northland Power, Inc. (a) 15,025 313,373
Nutrien Ltd. (a) 1,112 65,650
Onex Corp. (a) 1,294 71,472
Open Text Corp. (a) 12,348 513,587
Quebecor, Inc., Class B (a) 9,384 231,280
Saputo, Inc. (a) 17,338 388,444
Stantec, Inc. (a) 3,706 241,957
Sun Life Financial, Inc. (a) 7,406 386,079
Suncor Energy, Inc. (a) 8,125 238,337
Teck Resources Ltd., Class B (a) 11,119 467,842
TFI International, Inc. (a) 3,897 443,989
TMX Group Ltd. (a) 7,350 165,392
Toromont Industries Ltd. (a) 459 37,707
Tourmaline Oil Corp. (a) 14,446 680,672
West Fraser Timber Co. Ltd. (a) 5,087 437,027
Whitecap Resources, Inc. (a) 37,352 261,372
13,032,272
—
Chile - 0.2%
Lundin Mining Corp. 37,831 296,423
China - 0.9%
NXP Semiconductors NV 1,096 224,329
Wilmar International Ltd. (2) 92,000 259,184
Yangzijiang Shipbuilding Holdings
Ltd. (2) 909,900 1,012,336
1,495,849
—
Denmark - 2.3%
AP Moller - Maersk A/S, Class B
(2)(a) 272 478,243
Carlsberg A/S, Class B (2)(a) 6,828 1,093,377
Danske Bank A/S (2)*(a) 16,263 396,108
Genmab A/S (2)*(a) 639 242,154
ISS A/S (2)(a) 22,235 470,371
Jyske Bank A/S (Registered) (2)*(a) 1,766 134,344
Novo Nordisk A/S, Class B (2)(a) 2,064 333,418
Pandora A/S (2)(a) 5,936 530,569
ROCKWOOL A/S, Class B (2)(a) 930 240,505

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Denmark - 2.3% (continued)
Royal Unibrew A/S (2)(a) 641 57,378
3,976,467
—
Finland - 1.1%
Elisa OYJ (2)(a) 5,029 268,470
Fortum OYJ (2)(a) 24,582 328,967
Kesko OYJ, Class B (2)(a) 8,792 165,573
Kone OYJ, Class B (2)(a) 3,839 200,567
Metso OYJ (2)(a) 21,519 259,664
Nokia OYJ (2)(a) 59,779 250,466
Orion OYJ, Class B (2)(a) 1,937 80,388
Stora Enso OYJ, Class R (2)(a) 7,314 84,857
Valmet OYJ (2)(a) 2,329 64,831
Wartsila OYJ Abp (2)(a) 12,833 144,705
1,848,488
—
France - 4.9%
Amundi SA (2)(a)(b) 2,294 135,527
Arkema SA (2)(a) 1,747 164,736
Atos SE (2)*(a) 19,517 279,251
BNP Paribas SA (2)(a) 14,673 925,953
Bouygues SA (2)(a) 6,366 213,856
Carrefour SA (2)(a) 19,244 364,688
Cie de Saint-Gobain (2)(a) 12,587 766,377
Credit Agricole SA (2)(a) 74,477 884,328
Dassault Aviation SA (2)(a) 1,711 342,801
Eiffage SA (2)(a) 5,355 559,108
Engie SA (2)(a) 25,164 419,054
Eutelsat Communications SA (2)(a) 1,551 10,119
Hermes International (2)(a) 71 154,334
Ipsen SA (2)(a) 337 40,567
Orange SA (2)(a) 32,120 375,369
Publicis Groupe SA (2)(a) 658 52,809
Rexel SA (2)(a) 27,363 676,247
Rubis SCA (2)(a) 9,221 224,005
Societe Generale SA (2)(a) 15,762 409,910
Sodexo SA (2)(a) 587 64,639
TotalEnergies SE (2)(a) 14,528 833,975
Ubisoft Entertainment SA (2)*(a) 8,990 254,106
Veolia Environnement SA (2)(a) 3,314 104,906
8,256,665
—
Germany - 6.9%
Allianz SE (Registered) (2)(a) 3,049 710,184
Aurubis AG (2)(a) 3,977 341,471
BASF SE (2)(a) 6,925 336,439
Bayerische Motoren Werke AG (2)
(a) 4,103 504,698
Bechtle AG (2)(a) 2,556 101,505
Beiersdorf AG (2)(a) 3,349 443,486
Brenntag SE (2)(a) 4,934 384,941
Commerzbank AG (2)(a) 50,861 563,838
Covestro AG (2)*(a)(b) 11,497 598,220
Daimler Truck Holding AG (2)(a) 1,063 38,313
Deutsche Bank AG (Registered)
(2)(a) 111,733 1,174,624
Deutsche Lufthansa AG
(Registered) (2)*(a) 24,537 251,591
Deutsche Post AG (Registered) (2)
(a) 9,521 465,218
INVESTMENTS SHARES VALUE ($)
Germany - 6.9% (continued)
E.ON SE (2)(a) 51,811 661,855
Evonik Industries AG (2)(a) 13,598 259,107
Freenet AG (2)(a) 6,409 160,947
Hannover Rueck SE (2)(a) 890 188,946
Heidelberg Materials AG (2)(a) 8,983 738,749
HelloFresh SE (2)*(a) 1,660 41,056
HOCHTIEF AG (2)(a) 799 69,129
HUGO BOSS AG (2)(a) 10,102 789,586
K+S AG (Registered) (2)(a) 16,327 284,699
KION Group AG (2)(a) 1,668 67,238
Knorr-Bremse AG (2)(a) 795 60,773
LANXESS AG (2)(a) 1,028 31,015
LEG Immobilien SE (2)*(a) 4,528 261,260
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 2,887 1,083,817
ProSiebenSat.1 Media SE (2)*(a) 28,348 264,515
Telefonica Deutschland Holding AG
(2)(a) 58,617 164,978
thyssenkrupp AG (2)(a) 52,384 410,295
TUI AG (2)* 41,602 295,131
11,747,624
—
Guatemala - 0.1%
Millicom International Cellular SA,
SDR (2)* 11,989 183,453
Hong Kong - 0.2%
New World Development Co. Ltd.
(2)(a) 12,000 29,659
WH Group Ltd. (2)(b) 652,500 347,504
377,163
—
Italy - 3.4%
A2A SpA (2)(a) 236,716 433,069
Assicurazioni Generali SpA (2)(a) 42,928 872,983
Azimut Holding SpA (2)(a) 4,636 100,034
Banco BPM SpA (2)(a) 59,200 274,974
Buzzi SpA (2)(a) 9,954 249,397
Coca-Cola HBC AG (2)(a) 6,813 203,231
Hera SpA (2)(a) 9,154 27,243
Italgas SpA (2)(a) 9,243 54,799
Leonardo SpA (2)(a) 115,607 1,312,704
Pirelli & C SpA (2)*(a)(b) 23,704 117,184
Poste Italiane SpA (2)(a)(b) 22,704 245,951
Prysmian SpA (2)(a) 11,879 496,824
UniCredit SpA (2)(a) 36,491 848,546
Unipol Gruppo SpA (2)(a) 87,802 469,214
5,706,153
—
Japan - 27.0%
AGC, Inc. (2)(a) 15,000 539,639
Air Water, Inc. (2)(a) 10,800 149,933
Aisin Corp. (2)(a) 7,100 219,255
Allegro MicroSystems, Inc. *(a)(c) 2,472 111,586
Amada Co. Ltd. (2)(a) 54,900 541,636
Asahi Group Holdings Ltd. (2)(a) 9,000 349,198
Bandai Namco Holdings, Inc. (2)(a) 10,800 250,099
Brother Industries Ltd. (2)(a) 7,200 105,383
Chiba Bank Ltd. (The) (2)(a) 8,400 50,939

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 27.0% (continued)
Chubu Electric Power Co., Inc. (2)
(a) 43,500 530,678
Dai Nippon Printing Co. Ltd. (2)(a) 10,400 295,419
Dai-ichi Life Holdings, Inc. (2)(a) 15,700 298,612
Daito Trust Construction Co. Ltd.
(2)(a) 3,000 303,917
Daiwa House Industry Co. Ltd. (2)
(a) 11,200 295,926
Daiwa Securities Group, Inc. (2)(a) 19,700 101,514
Dentsu Group, Inc. (2)(a) 5,700 187,457
Ebara Corp. (2)(a) 7,000 335,851
Fuji Electric Co. Ltd. (2)(a) 13,300 585,533
Fujitsu Ltd. (2)(a) 3,300 427,294
Fukuoka Financial Group, Inc. (2)
(a) 4,200 86,808
Hakuhodo DY Holdings, Inc. (2)(a) 36,900 389,512
Hamamatsu Photonics KK (2)(a) 1,800 88,368
Haseko Corp. (2)(a) 11,500 141,709
Hirose Electric Co. Ltd. (2)(a) 800 106,508
Hitachi Construction Machinery Co.
Ltd. (2)(a) 12,300 345,845
Hitachi Ltd. (2)(a) 2,200 136,788
Honda Motor Co. Ltd. (2)(a) 8,900 269,615
Ibiden Co. Ltd. (2)(a) 8,100 460,869
IHI Corp. (2)(a) 12,100 328,181
Iida Group Holdings Co. Ltd. (2)(a) 28,600 483,307
Inpex Corp. (2)(a) 30,900 339,482
Isuzu Motors Ltd. (2)(a) 8,200 99,476
Ito En Ltd. (2)(a) 3,000 82,965
ITOCHU Corp. (2)(a) 16,600 659,378
Japan Post Holdings Co. Ltd. (2)(a) 22,400 160,994
Japan Post Insurance Co. Ltd. (2)
(a) 26,400 396,764
JFE Holdings, Inc. (2)(a) 9,700 138,677
Kajima Corp. (2)(a) 19,200 289,894
Kao Corp. (2)(a) 11,400 413,705
Kawasaki Heavy Industries Ltd. (2)
(a) 16,500 422,442
Kawasaki Kisen Kaisha Ltd. (2)(a) 6,000 147,120
Kirin Holdings Co. Ltd. (2)(a) 18,200 265,769
Kobayashi Pharmaceutical Co. Ltd.
(2)(a) 2,700 146,809
Koito Manufacturing Co. Ltd. (2)(a) 4,000 72,589
Komatsu Ltd. (2)(a) 5,300 143,354
Konami Group Corp. (2)(a) 4,800 251,717
Kuraray Co. Ltd. (2)(a) 13,200 128,512
Kyocera Corp. (2)(a) 3,600 195,704
Lawson, Inc. (2)(a) 6,000 266,039
Lion Corp. (2)(a) 39,000 363,609
Lixil Corp. (2)(a) 2,200 28,002
Marubeni Corp. (2)(a) 56,600 964,690
Mazda Motor Corp. (2)(a) 45,700 441,653
McDonald's Holdings Co. Japan
Ltd. (a) 4,400 171,066
Medipal Holdings Corp. (2)(a) 24,000 392,431
MEIJI Holdings Co. Ltd. (2)(a) 12,400 276,903
MINEBEA MITSUMI, Inc. (2)(a) 13,200 250,360
MISUMI Group, Inc. (2)(a) 5,500 110,732
Mitsubishi Chemical Group Corp.
(2)(a) 20,800 125,104
INVESTMENTS SHARES VALUE ($)
Japan - 27.0% (continued)
Mitsubishi Corp. (2)(a) 17,700 855,740
Mitsubishi Electric Corp. (2)(a) 57,700 815,696
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 19,600 285,519
Mitsubishi HC Capital, Inc. (2)(a) 82,100 487,461
Mitsubishi Heavy Industries Ltd.
(2)(a) 6,800 317,596
Mitsubishi Motors Corp. (2)(a) 98,300 343,729
Mitsui & Co. Ltd. (2)(a) 18,700 707,754
Mitsui Chemicals, Inc. (2)(a) 14,900 439,189
Mizuho Financial Group, Inc. (2)(a) 21,780 332,918
MS&AD Insurance Group Holdings,
Inc. (2)(a) 15,000 531,185
Murata Manufacturing Co. Ltd. (2)
(a) 5,400 310,181
Nexon Co. Ltd. (2)(a) 4,500 86,295
NGK Insulators Ltd. (2)(a) 20,200 241,340
NH Foods Ltd. (2)(a) 8,300 224,707
Nikon Corp. (2)(a) 12,900 167,479
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 3,800 214,351
Nippon Steel Corp. (2)(a) 23,500 491,838
Nippon Yusen KK (2)(a) 12,000 266,504
Niterra Co. Ltd. (2)(a) 8,200 164,522
Nitto Denko Corp. (2)(a) 3,600 267,213
NOF Corp. (2)(a) 1,100 47,255
Nomura Holdings, Inc. (2)(a) 63,300 241,332
Nomura Real Estate Holdings, Inc.
(2)(a) 6,600 156,913
NSK Ltd. (2)(a) 53,000 339,213
NTT Data Group Corp. (2)(a) 11,200 157,034
Obayashi Corp. (2)(a) 41,600 359,771
Oji Holdings Corp. (2)(a) 55,000 205,649
Ono Pharmaceutical Co. Ltd. (2)(a) 22,100 398,760
ORIX Corp. (2)(a) 20,200 368,371
Osaka Gas Co. Ltd. (2)(a) 11,400 174,737
Otsuka Corp. (2)(a) 4,200 163,597
Otsuka Holdings Co. Ltd. (2)(a) 22,000 806,997
Panasonic Holdings Corp. (2)(a) 81,600 1,000,573
Persol Holdings Co. Ltd. (2)(a) 12,800 231,652
Pola Orbis Holdings, Inc. (2)(a) 20,700 301,831
Ricoh Co. Ltd. (2)(a) 15,800 134,646
Rohm Co. Ltd. (2)(a) 4,100 388,369
Rohto Pharmaceutical Co. Ltd. (2)
(a) 12,700 286,296
Ryohin Keikaku Co. Ltd. (2)(a) 36,500 361,856
Santen Pharmaceutical Co. Ltd.
(2)(a) 36,200 308,325
SCREEN Holdings Co. Ltd. (2)(a) 6,400 728,954
SCSK Corp. (2)(a) 9,900 155,797
Secom Co. Ltd. (2)(a) 1,400 94,750
Sega Sammy Holdings, Inc. (2)(a) 14,800 317,057
Seiko Epson Corp. (2)(a) 16,800 262,285
Sekisui Chemical Co. Ltd. (2)(a) 13,100 189,258
Shimamura Co. Ltd. (2)(a) 2,900 274,205
Shimizu Corp. (2)(a) 13,400 84,840
Shin-Etsu Chemical Co. Ltd. (2)(a) 19,000 634,941
Shinko Electric Industries Co. Ltd.
(2)(a) 8,200 337,180
Shionogi & Co. Ltd. (2)(a) 4,600 194,026

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 27.0% (continued)
Skylark Holdings Co. Ltd. (2)*(a) 13,200 165,074
Sohgo Security Services Co. Ltd.
(2)(a) 38,500 218,004
Sojitz Corp. (2)(a) 28,120 622,304
Sompo Holdings, Inc. (2)(a) 8,200 367,928
Square Enix Holdings Co. Ltd. (2)
(a) 4,200 195,417
Stanley Electric Co. Ltd. (2)(a) 6,100 123,624
Subaru Corp. (2)(a) 27,000 508,512
Sugi Holdings Co. Ltd. (2)(a) 4,300 192,126
SUMCO Corp. (2)(a) 51,100 724,965
Sumitomo Corp. (2)(a) 23,600 500,673
Sumitomo Electric Industries Ltd.
(2)(a) 6,300 77,189
Sumitomo Forestry Co. Ltd. (2)(a) 16,100 391,061
Sumitomo Heavy Industries Ltd.
(2)(a) 19,000 455,076
Sumitomo Mitsui Financial Group,
Inc. (2)(a) 11,300 484,312
Sumitomo Mitsui Trust Holdings,
Inc. (2)(a) 5,600 198,663
Suntory Beverage & Food Ltd. (2)
(a) 14,100 511,149
Taisei Corp. (2)(a) 5,500 192,161
Taisho Pharmaceutical Holdings
Co. Ltd. (2)(a) 5,700 214,415
TDK Corp. (2)(a) 11,800 460,257
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 83,600 306,630
Tokyo Gas Co. Ltd. (2)(a) 41,400 903,248
Tokyu Fudosan Holdings Corp. (2)
(a) 19,900 114,063
TOPPAN, Inc. (2)(a) 34,100 736,958
Tosoh Corp. (2)(a) 19,500 230,649
Toyo Suisan Kaisha Ltd. (2)(a) 6,400 288,716
Toyota Boshoku Corp. (2)(a) 14,500 259,531
Toyota Industries Corp. (2)(a) 7,000 501,509
Toyota Tsusho Corp. (2)(a) 17,700 884,576
Tsuruha Holdings, Inc. (2)(a) 3,400 253,225
Yamada Holdings Co. Ltd. (2)(a) 18,000 52,986
Yamaha Motor Co. Ltd. (2)(a) 8,200 235,735
Yokogawa Electric Corp. (2)(a) 9,700 179,558
Zensho Holdings Co. Ltd. (2)(a) 10,600 471,264
ZOZO, Inc. (2)(a) 5,000 103,723
45,646,287
—
Luxembourg - 0.6%
Aperam SA (2) 8,580 267,930
ArcelorMittal SA (2) 26,358 719,155
SES SA, Class A, ADR (2) 11,010 64,863
1,051,948
—
Netherlands - 3.2%
Aalberts NV (2)(a) 2,417 101,784
ABN AMRO Bank NV, CVA (2)(a)(b) 38,691 601,384
ASR Nederland NV (2)(a) 16,594 748,447
Heineken NV (2)(a) 2,543 261,514
Koninklijke Ahold Delhaize NV (2)
(a) 42,902 1,462,659
NN Group NV (2)(a) 3,392 125,564
INVESTMENTS SHARES VALUE ($)
Netherlands - 3.2% (continued)
Randstad NV (2)(a) 12,252 646,167
Shell plc (2)(a) 36,385 1,085,426
Wolters Kluwer NV (2)(a) 3,648 463,199
5,496,144
—
Nigeria - 0.1%
Airtel Africa plc (b) 138,574 189,716
Norway - 0.5%
Equinor ASA (2)(a) 11,385 331,518
Norsk Hydro ASA (2)(a) 82,414 491,292
Orkla ASA (2)(a) 8,339 59,961
882,771
—
Panama - 0.1%
Copa Holdings SA, Class A (a)(c) 2,213 244,714
Singapore - 1.2%
Genting Singapore Ltd. (2) 523,400 364,954
Oversea-Chinese Banking Corp.
Ltd. (2) 41,700 379,344
Singapore Airlines Ltd. (2) 125,500 664,902
STMicroelectronics NV (2) 5,351 266,873
UOL Group Ltd. (2) 8,100 38,607
Venture Corp. Ltd. (2) 22,400 244,559
1,959,239
—
Spain - 2.9%
Acciona SA (2)(a) 914 155,188
Acerinox SA (2)(a) 35,276 374,921
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 101,181 777,344
Banco de Sabadell SA (2)(a) 556,214 641,287
Banco Santander SA (2)(a) 242,188 896,613
Industria de Diseno Textil SA (2)(a) 7,168 278,031
Mapfre SA (2)(a) 180,485 358,809
Redeia Corp. SA (2)(a) 13,389 225,163
Repsol SA (2)(a) 78,846 1,146,735
4,854,091
—
Sweden - 2.9%
AAK AB (2)(a) 1,536 28,896
Axfood AB (2)(a) 3,108 65,777
Billerud AB (2)(a) 38,239 291,021
Boliden AB (2)(a) 7,673 222,349
Elekta AB, Class B (2)(a) 14,928 115,487
Embracer Group AB, Class B
(2)*(a) 195,063 487,807
Essity AB, Class B (2)(a) 6,167 164,238
Evolution AB (2)(a)(b) 1,345 170,444
Getinge AB, Class B (2)(a) 10,708 187,857
H & M Hennes & Mauritz AB, Class
B (2)(a) 30,336 521,698
Saab AB, Class B (2)(a) 3,345 181,085
Securitas AB, Class B (2)(a) 50,244 412,692
Skanska AB, Class B (2)(a) 19,085 267,772
SKF AB, Class B (2)(a) 18,111 315,593
SSAB AB, Class B (2)(a) 106,253 736,772
Swedbank AB, Class A (2)(a) 5,778 97,510
Swedish Orphan Biovitrum AB
(2)*(a) 6,671 130,387

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Sweden - 2.9% (continued)
Trelleborg AB, Class B (2)(a) 3,742 90,816
Volvo AB, Class B (2)(a) 4,950 102,440
Volvo Car AB, Class B (2)*(a) 79,942 318,067
4,908,708
—
Switzerland - 4.5%
Adecco Group AG (Registered) (2)
(a) 8,028 262,928
Alcon, Inc. (2)(a) 1,369 113,576
Baloise Holding AG (Registered)
(2)(a) 1,188 174,745
Barry Callebaut AG (Registered)
(2)(a) 135 260,831
BKW AG (2)(a) 2,111 373,225
Cie Financiere Richemont SA
(Registered) (2)(a) 3,308 561,923
DKSH Holding AG (2)(a) 3,832 285,227
Dufry AG (Registered) (2)*(a) 3,465 158,045
Flughafen Zurich AG (Registered)
(2)(a) 1,376 286,213
Galenica AG (2)(a)(b) 708 57,238
Geberit AG (Registered) (2)(a) 489 256,277
Georg Fischer AG (Registered) (2)
(a) 3,463 260,454
Kuehne + Nagel International AG
(Registered) (2)(a) 767 227,206
Novartis AG (Registered) (2)(a) 11,748 1,184,427
SGS SA (Registered) (2)(a) 3,450 326,373
Sonova Holding AG (Registered)
(2)(a) 368 98,196
Swatch Group AG (The) (2)(a) 2,523 737,706
Swiss Life Holding AG (Registered)
(2)(a) 774 453,322
Swisscom AG (Registered) (2)(a) 1,062 662,838
Tecan Group AG (Registered) (2)(a) 595 228,643
UBS Group AG (Registered) (2)(a) 28,438 576,400
7,545,793
—
United Kingdom - 5.5%
abrdn plc (2)(a) 26,716 74,190
Aviva plc (2)(a) 46,684 234,879
BAE Systems plc (2)(a) 31,782 374,749
Barclays plc (2) 716,465 1,399,681
Barratt Developments plc (2)(a) 75,604 397,353
BP plc (2)(a) 76,843 447,409
British American Tobacco plc (2)(a) 12,634 419,770
BT Group plc (2) 298,376 464,313
Burberry Group plc (2)(a) 11,397 307,531
Centrica plc (2) 160,247 252,668
CK Hutchison Holdings Ltd. (2)(a) 5,000 30,517
DCC plc (2)(a) 1,127 63,046
DS Smith plc (2)(a) 121,194 419,377
Hays plc (2) 20,573 26,717
Howden Joinery Group plc (2)(a) 13,817 112,890
Imperial Brands plc (2)(a) 22,146 490,190
Inchcape plc (2)(a) 11,770 116,482
InterContinental Hotels Group plc
(2)(a) 1,329 91,869
International Distributions Services
plc (2)(a) 116,888 328,568
INVESTMENTS SHARES VALUE ($)
United Kingdom - 5.5% (continued)
Investec plc (a) 17,718 99,188
JD Sports Fashion plc (2) 111,613 207,332
Just Eat Takeaway.com NV (2)*(a)
(b) 20,410 312,856
Kingfisher plc (2)(a) 70,705 208,385
Lloyds Banking Group plc (2) 451,660 250,377
Man Group plc (2)(a) 63,784 177,133
Marks & Spencer Group plc (2)*(a) 202,122 495,447
NatWest Group plc (2)(a) 23,316 71,265
Pearson plc (2)(a) 8,837 92,646
Standard Chartered plc (2)(a) 48,974 426,078
Subsea 7 SA (2)(a) 23,547 293,284
Taylor Wimpey plc (2) 24,372 31,839
Tesco plc (2)(a) 48,581 153,251
Travis Perkins plc (2)(a) 3,864 40,019
Unilever plc (2)(a) 4,150 216,108
Vodafone Group plc (2) 234,042 220,662
9,348,069
—
United States - 93.6%
3M Co. (a) 2,962 296,467
A O Smith Corp. (a) 3,097 225,400
Abbott Laboratories (a)(c) 5,662 617,271
AbbVie, Inc. (a) 4,203 566,270
Accenture plc, Class A (a) 470 145,033
ACI Worldwide, Inc. *(a)(c) 9,029 209,202
Acuity Brands, Inc. (a)(c) 4,972 810,834
Adient plc *(a)(c) 3,709 142,129
Adobe, Inc. *(a) 1,834 896,808
ADT, Inc. (a) 16,209 97,740
Advance Auto Parts, Inc. (a) 406 28,542
AGCO Corp. (a) 4,767 626,479
Agilent Technologies, Inc. (a)(c) 1,207 145,142
Akamai Technologies, Inc. *(a)(c) 4,048 363,794
Allison Transmission Holdings, Inc.
(a) 13,598 767,743
Ally Financial, Inc. (a) 8,910 240,659
Alphabet, Inc., Class A *(a)(c) 2,815 336,956
Altice USA, Inc., Class A *(a)(c) 96,973 292,858
Altria Group, Inc. (a) 4,769 216,036
Amdocs Ltd. (a) 3,800 375,630
Ameren Corp. (a)(c) 3,968 324,067
American International Group, Inc.
(a) 21,102 1,214,208
Ameriprise Financial, Inc. (a) 749 248,788
AmerisourceBergen Corp. (a) 456 87,748
Amgen, Inc. (a) 1,445 320,819
Amkor Technology, Inc. (a) 28,075 835,231
Amphenol Corp., Class A (a)(c) 1,832 155,628
Analog Devices, Inc. (a) 1,206 234,941
ANSYS, Inc. *(a) 892 294,601
Apple, Inc. (a) 3,039 589,475
Applied Materials, Inc. (a)(c) 2,104 304,112
AppLovin Corp., Class A *(a)(c) 13,960 359,191
Arch Capital Group Ltd. *(a) 2,000 149,700
Archer-Daniels-Midland Co. (a)(c) 12,600 952,056
Arrow Electronics, Inc. *(a) 6,649 952,336
ASGN, Inc. *(a) 405 30,630
Associated Banc-Corp. (a)(c) 7,113 115,444
Assured Guaranty Ltd. (a) 722 40,288

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 93.6% (continued)
AT&T, Inc. (a)(c) 27,348 436,201
Autodesk, Inc. *(a) 1,305 267,016
AutoNation, Inc. *(a)(c) 3,882 639,016
Avangrid, Inc. (a)(c) 9,984 376,197
Avantor, Inc. *(a) 7,572 155,529
Avient Corp. (a)(c) 5,166 211,289
Avnet, Inc. (a)(c) 10,313 520,291
Axis Capital Holdings Ltd. (a) 1,122 60,397
Bank of New York Mellon Corp.
(The) (a) 8,992 400,324
Belden, Inc. (a)(c) 2,337 223,534
Berry Global Group, Inc. (a)(c) 6,261 402,833
Best Buy Co., Inc. (a)(c) 8,693 712,391
Biogen, Inc. *(a)(c) 1,433 408,190
Black Hills Corp. (a) 4,627 278,823
Blackbaud, Inc. *(a) 975 69,401
Booking Holdings, Inc. *(a) 319 861,405
Booz Allen Hamilton Holding Corp.,
Class A (a)(c) 2,497 278,665
BorgWarner, Inc. (a) 6,370 311,557
Boston Beer Co., Inc. (The), Class
A *(a)(c) 1,148 354,089
Brighthouse Financial, Inc. *(a) 4,468 211,560
Bristol-Myers Squibb Co. (a) 4,583 293,083
Broadcom, Inc. (a)(c) 361 313,142
BRP, Inc. (a) 3,711 313,716
Bruker Corp. (a)(c) 2,534 187,313
Brunswick Corp. (a) 5,041 436,752
Builders FirstSource, Inc. *(a) 12,526 1,703,535
Bunge Ltd. (a)(c) 2,113 199,362
BWX Technologies, Inc. (a)(c) 2,121 151,800
CACI International, Inc., Class A
*(a) 1,159 395,034
Cadence Design Systems, Inc. *(a) 1,913 448,637
Capital One Financial Corp. (a) 2,448 267,738
Capri Holdings Ltd. *(a) 8,396 301,332
Cardinal Health, Inc. (a) 5,594 529,025
Carlisle Cos., Inc. (a) 758 194,450
Carter's, Inc. (a)(c) 4,896 355,450
Casey's General Stores, Inc. (a) 995 242,661
Caterpillar, Inc. (a) 786 193,395
Cathay General Bancorp (a) 1,339 43,102
CBRE Group, Inc., Class A *(a) 2,244 181,113
Centene Corp. *(a)(c) 9,453 637,605
CF Industries Holdings, Inc. (a) 4,551 315,930
CH Robinson Worldwide, Inc. (a)(c) 2,273 214,458
ChampionX Corp. (a)(c) 14,108 437,912
Charles River Laboratories
International, Inc. *(a)(c) 1,090 229,173
Chemours Co. (The) (a)(c) 9,932 366,391
Choice Hotels International, Inc.
(a)(c) 700 82,264
Cigna Group (The) (a) 2,286 641,452
Cintas Corp. (a)(c) 1,164 578,601
Cirrus Logic, Inc. *(a) 5,604 453,980
Cisco Systems, Inc. (a)(c) 19,845 1,026,780
Citigroup, Inc. (a) 16,515 760,351
Clean Harbors, Inc. *(a)(c) 2,261 371,776
Clorox Co. (The) (a)(c) 468 74,431
CNA Financial Corp. (a)(c) 1,102 42,559
INVESTMENTS SHARES VALUE ($)
United States - 93.6% (continued)
CNO Financial Group, Inc. (a) 5,429 128,504
Coca-Cola Co. (The) (a)(c) 3,249 195,655
Coca-Cola Consolidated, Inc. (a)(c) 616 391,788
Cognizant Technology Solutions
Corp., Class A (a) 9,667 631,062
Colgate-Palmolive Co. (a) 4,547 350,301
Columbia Sportswear Co. (a)(c) 2,446 188,929
Comcast Corp., Class A (a) 8,055 334,685
Commercial Metals Co. (a) 9,745 513,172
CommVault Systems, Inc. *(a) 3,749 272,252
Concentrix Corp. (a) 2,711 218,913
Consolidated Edison, Inc. (a)(c) 5,060 457,424
Cooper Cos., Inc. (The) (a)(c) 355 136,118
Copart, Inc. *(a)(c) 6,532 595,784
Coterra Energy, Inc. (a)(c) 4,572 115,672
Crane NXT Co. (a)(c) 9,344 527,375
Cummins, Inc. (a)(c) 1,725 422,901
Curtiss-Wright Corp. (a)(c) 1,632 299,733
CVS Health Corp. (a)(c) 1,195 82,610
Dana, Inc. (a) 25,592 435,064
Danaher Corp. (a) 596 143,040
Darden Restaurants, Inc. (a)(c) 1,828 305,422
Deckers Outdoor Corp. *(a) 668 352,477
Dell Technologies, Inc., Class C (a) 8,444 456,905
DENTSPLY SIRONA, Inc. (a)(c) 7,278 291,266
Dick's Sporting Goods, Inc. (a)(c) 3,176 419,835
Discover Financial Services (a)(c) 850 99,323
DISH Network Corp., Class A *(a) 8,900 58,651
DocuSign, Inc., Class A *(a) 2,850 145,607
Dolby Laboratories, Inc., Class A (a) 4,969 415,806
Domino's Pizza, Inc. (a) 883 297,562
Donaldson Co., Inc. (a)(c) 5,361 335,116
Dover Corp. (a)(c) 1,158 170,979
Dow, Inc. (a) 7,414 394,870
Dropbox, Inc., Class A *(a) 25,553 681,499
DXC Technology Co. *(a) 14,308 382,310
Eagle Materials, Inc. (a)(c) 2,866 534,280
Eastman Chemical Co. (a) 3,413 285,736
eBay, Inc. (a)(c) 7,922 354,034
Edwards Lifesciences Corp. *(a) 1,967 185,547
Electronic Arts, Inc. (a) 2,545 330,087
Elevance Health, Inc. (a) 666 295,897
EMCOR Group, Inc. (a) 2,964 547,688
Encompass Health Corp. (a) 1,103 74,684
Energizer Holdings, Inc. (a) 883 29,651
EnerSys (a)(c) 3,977 431,584
Enovis Corp. *(a)(c) 8,463 542,648
Entergy Corp. (a) 2,121 206,522
Envista Holdings Corp. *(a)(c) 3,412 115,462
EPAM Systems, Inc. *(a) 359 80,685
Equitable Holdings, Inc. (a) 10,268 278,879
Euronet Worldwide, Inc. *(a)(c) 1,817 213,261
Evercore, Inc., Class A (a) 4,013 495,967
Everest Re Group Ltd. (a) 758 259,130
Evergy, Inc. (a) 4,014 234,498
Exelixis, Inc. *(a) 24,696 471,941
Expedia Group, Inc. *(a) 6,649 727,334
Expeditors International of
Washington, Inc. (a)(c) 2,837 343,646
Exxon Mobil Corp. (a)(c) 4,442 476,405

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 93.6% (continued)
F5, Inc. *(a) 3,001 438,926
Fair Isaac Corp. *(a) 541 437,783
Federated Hermes, Inc., Class B
(a) 5,967 213,917
Ferguson plc (a) 1,110 174,614
Fidelity National Financial, Inc. (a) 8,057 290,052
Fidelity National Information
Services, Inc. (a) 7,962 435,521
First American Financial Corp. (a)
(c) 5,907 336,817
FirstCash Holdings, Inc. (a) 470 43,865
Fiserv, Inc. *(a)(c) 2,817 355,365
FleetCor Technologies, Inc. *(a)(c) 937 235,262
Flowers Foods, Inc. (a)(c) 6,263 155,823
FNB Corp. (a)(c) 10,949 125,257
Foot Locker, Inc. (a)(c) 5,323 144,307
Fortinet, Inc. *(a)(c) 5,167 390,574
Fortive Corp. (a)(c) 4,286 320,464
Fox Corp., Class A (a)(c) 5,556 188,904
Franklin Resources, Inc. (a)(c) 11,349 303,132
Fulton Financial Corp. (a) 2,748 32,756
Gap, Inc. (The) (a)(c) 32,279 288,251
Gartner, Inc. *(a) 1,372 480,625
Gates Industrial Corp. plc *(a) 18,053 243,354
GE HealthCare Technologies, Inc.
(a)(c) 3,434 278,978
Generac Holdings, Inc. *(a)(c) 1,406 209,677
General Dynamics Corp. (a)(c) 2,862 615,759
General Motors Co. (a) 10,135 390,806
Genuine Parts Co. (a)(c) 6,999 1,184,440
Gilead Sciences, Inc. (a) 13,691 1,055,164
Global Payments, Inc. (a) 4,377 431,222
GLOBALFOUNDRIES, Inc. *(a) 665 42,946
Globus Medical, Inc., Class A *(a)
(c) 6,607 393,381
Goldman Sachs Group, Inc. (The)
(a) 562 181,267
Goodyear Tire & Rubber Co. (The)
*(a) 29,538 404,080
Graco, Inc. (a)(c) 3,814 329,339
Graham Holdings Co., Class B (a) 537 306,885
Grand Canyon Education, Inc. *(a) 3,075 317,371
Graphic Packaging Holding Co. (a) 7,031 168,955
Greif, Inc., Class A (a) 4,657 320,821
GSK plc (2)(a) 11,904 210,969
H&R Block, Inc. (a)(c) 11,897 379,157
Haemonetics Corp. *(a) 3,939 335,366
Hartford Financial Services Group,
Inc. (The) (a)(c) 5,540 398,991
Hawaiian Electric Industries, Inc. (a) 8,331 301,582
HCA Healthcare, Inc. (a) 1,076 326,544
HEICO Corp. (a)(c) 436 77,146
Henry Schein, Inc. *(a)(c) 2,353 190,828
Hershey Co. (The) (a) 939 234,468
Hewlett Packard Enterprise Co. (a)
(c) 41,555 698,124
Hexcel Corp. (a)(c) 3,341 253,983
HF Sinclair Corp. (a) 6,853 305,712
Hilton Grand Vacations, Inc. *(a)(c) 5,532 251,374
Holcim AG (2)(a) 17,162 1,156,842
INVESTMENTS SHARES VALUE ($)
United States - 93.6% (continued)
Hologic, Inc. *(a)(c) 8,227 666,140
Howmet Aerospace, Inc. (a) 8,256 409,167
HP, Inc. (a) 14,832 455,491
Hubbell, Inc., Class B (a)(c) 1,373 455,232
HubSpot, Inc. *(a) 109 57,998
Humana, Inc. (a) 1,325 592,447
Huntington Ingalls Industries, Inc.
(a) 3,080 701,008
Huntsman Corp. (a) 16,112 435,346
Illinois Tool Works, Inc. (a) 722 180,616
Incyte Corp. *(a) 6,287 391,366
Informatica, Inc., Class A *(a)(c) 2,952 54,612
Ingredion, Inc. (a) 1,755 185,942
Insperity, Inc. (a) 2,789 331,779
Integra LifeSciences Holdings
Corp. *(a)(c) 6,294 258,872
International Business Machines
Corp. (a) 2,005 268,289
International Paper Co. (a) 8,537 271,562
Intuit, Inc. (a) 752 344,559
Intuitive Surgical, Inc. *(a) 570 194,906
Invesco Ltd. (a)(c) 13,648 229,423
IPG Photonics Corp. *(a) 495 67,231
IQVIA Holdings, Inc. *(a)(c) 1,111 249,719
ITT, Inc. (a)(c) 2,813 262,200
Jabil, Inc. (a) 8,426 909,418
Janus Henderson Group plc (a) 5,488 149,548
Jazz Pharmaceuticals plc *(a)(c) 1,658 205,542
JB Hunt Transport Services, Inc.
(a)(c) 1,364 246,925
Jefferies Financial Group, Inc. (a)(c) 9,114 302,311
JetBlue Airways Corp. *(a)(c) 31,030 274,926
Johnson & Johnson (a) 1,448 239,673
Jones Lang LaSalle, Inc. *(a) 2,245 349,771
KB Home (a) 12,077 624,502
Kennametal, Inc. (a)(c) 253 7,183
Kimberly-Clark Corp. (a)(c) 3,993 551,274
KLA Corp. (a) 377 182,853
Knight-Swift Transportation
Holdings, Inc., Class A (a) 9,184 510,263
Kroger Co. (The) (a) 15,072 708,384
Kyndryl Holdings, Inc. *(a) 42,042 558,318
L3Harris Technologies, Inc. (a) 1,504 294,438
Laboratory Corp. of America
Holdings (a) 676 163,139
Lam Research Corp. (a) 631 405,645
Lancaster Colony Corp. (a)(c) 322 64,751
Landstar System, Inc. (a) 4,396 846,406
Lantheus Holdings, Inc. *(a)(c) 4,298 360,688
Lattice Semiconductor Corp. *(a)(c) 439 42,175
Lennar Corp., Class A (a)(c) 5,782 724,542
Light & Wonder, Inc. *(a)(c) 3,712 255,237
Lincoln Electric Holdings, Inc. (a)(c) 1,054 209,356
LivaNova plc *(a)(c) 953 49,013
LKQ Corp. (a) 17,884 1,042,100
Lockheed Martin Corp. (a) 876 403,293
Loews Corp. (a) 3,025 179,625
Lowe's Cos., Inc. (a) 427 96,374
LyondellBasell Industries NV, Class
A (a)(c) 4,523 415,347

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 93.6% (continued)
Macy's, Inc. (a)(c) 41,279 662,528
Manhattan Associates, Inc. *(a) 1,607 321,207
ManpowerGroup, Inc. (a) 7,973 633,056
Marathon Oil Corp. (a) 8,301 191,089
Marathon Petroleum Corp. (a) 3,239 377,667
Marriott Vacations Worldwide Corp.
(a)(c) 2,473 303,487
Masco Corp. (a)(c) 2,117 121,473
Masterbrand, Inc. *(a) 26,634 309,753
Matador Resources Co. (a)(c) 1,591 83,241
Maximus, Inc. (a)(c) 5,485 463,537
McKesson Corp. (a) 405 173,061
Medpace Holdings, Inc. *(a) 1,067 256,261
Medtronic plc (a) 7,267 640,223
Merck & Co., Inc. (a) 6,384 736,650
Meta Platforms, Inc., Class A *(a) 2,770 794,935
MetLife, Inc. (a) 898 50,764
Mettler-Toledo International, Inc.
*(a)(c) 185 242,653
MGIC Investment Corp. (a) 3,133 49,470
MGM Resorts International (a)(c) 7,789 342,093
Microchip Technology, Inc. (a)(c) 5,278 472,856
Micron Technology, Inc. (a)(c) 4,277 269,921
Microsoft Corp. (a) 1,151 391,962
Mohawk Industries, Inc. *(a)(c) 2,650 273,374
Molina Healthcare, Inc. *(a)(c) 1,524 459,090
Molson Coors Beverage Co., Class
B (a) 9,023 594,074
Mosaic Co. (The) (a) 12,005 420,175
MSC Industrial Direct Co., Inc.,
Class A (a)(c) 5,176 493,169
Murphy Oil Corp. (a) 3,753 143,740
Murphy USA, Inc. (a) 2,685 835,330
Navient Corp. (a) 12,146 225,673
NCR Corp. *(a)(c) 19,013 479,128
Nexstar Media Group, Inc., Class
A (a)(c) 902 150,228
NiSource, Inc. (a) 5,133 140,388
Nordstrom, Inc. (a) 13,573 277,839
NorthWestern Corp. (a)(c) 2,588 146,895
Norwegian Cruise Line Holdings
Ltd. *(a)(c) 14,232 309,831
Nucor Corp. (a) 1,669 273,683
Nutanix, Inc., Class A *(a) 3,819 107,123
nVent Electric plc (a) 5,969 308,418
NVR, Inc. *(a) 50 317,531
OGE Energy Corp. (a) 4,442 159,512
Olaplex Holdings, Inc. *(a)(c) 62,953 234,185
Old Republic International Corp. (a) 17,071 429,677
Olin Corp. (a) 7,575 389,279
ON Semiconductor Corp. *(a)(c) 4,857 459,375
ONE Gas, Inc. (a) 4,770 366,384
OneMain Holdings, Inc. (a) 2,823 123,337
O'Reilly Automotive, Inc. *(a) 66 63,050
Organon & Co. (a) 3,674 76,456
Oshkosh Corp. (a) 5,024 435,028
Ovintiv, Inc. (a)(c) 3,117 118,664
Owens Corning (a)(c) 6,554 855,297
PACCAR, Inc. (a) 7,756 648,789
Packaging Corp. of America (a)(c) 2,021 267,095
INVESTMENTS SHARES VALUE ($)
United States - 93.6% (continued)
Palo Alto Networks, Inc. *(a) 480 122,645
Paycom Software, Inc. (a) 214 68,745
PayPal Holdings, Inc. *(a)(c) 4,765 317,968
PBF Energy, Inc., Class A (a) 7,469 305,781
Penn Entertainment, Inc. *(a)(c) 6,673 160,352
Penske Automotive Group, Inc. (a)
(c) 3,472 578,539
Pentair plc (a)(c) 3,106 200,648
PepsiCo, Inc. (a) 2,715 502,872
Performance Food Group Co. *(a)
(c) 6,177 372,102
Pfizer, Inc. (a) 4,091 150,058
PG&E Corp. *(a) 10,529 181,941
Philip Morris International, Inc. (a)
(c) 2,771 270,505
Phillips 66 (a)(c) 3,125 298,063
Pilgrim's Pride Corp. *(a) 13,250 284,743
Pinnacle West Capital Corp. (a) 5,680 462,693
Playtika Holding Corp. *(a) 47,646 552,694
Polaris, Inc. (a)(c) 3,848 465,339
Pool Corp. (a)(c) 585 219,164
Popular, Inc. 5,592 338,428
Portland General Electric Co. (a)(c) 4,199 196,639
Post Holdings, Inc. *(a) 1,438 124,603
Power Integrations, Inc. (a) 1,687 159,708
Principal Financial Group, Inc. (a) 5,778 438,204
Procter & Gamble Co. (The) (a) 1,996 302,873
PulteGroup, Inc. (a) 9,908 769,653
Pure Storage, Inc., Class A *(a) 2,250 82,845
PVH Corp. (a) 6,403 544,063
QIAGEN NV (2)*(a) 6,585 295,996
Qorvo, Inc. *(a) 2,386 243,444
QUALCOMM, Inc. (a) 270 32,141
Qualys, Inc. *(a)(c) 2,354 304,066
QuidelOrtho Corp. *(a)(c) 4,996 413,969
Ralph Lauren Corp., Class A (a)(c) 2,631 324,402
Raymond James Financial, Inc. (a)
(c) 639 66,309
Regal Rexnord Corp. (a)(c) 2,641 406,450
Regeneron Pharmaceuticals, Inc.
*(a) 687 493,637
Reinsurance Group of America,
Inc. (a) 2,637 365,726
Reliance Steel & Aluminum Co. (a) 1,161 315,316
Revvity, Inc. (a) 953 113,207
Reynolds Consumer Products, Inc.
(a) 2,634 74,411
RingCentral, Inc., Class A *(a) 9,026 295,421
Rivian Automotive, Inc., Class A
*(a)(c) 12,211 203,435
Robert Half International, Inc. (a)(c) 5,663 425,971
Roche Holding AG (2)(a) 1,405 429,185
Rollins, Inc. (a)(c) 2,165 92,727
Roper Technologies, Inc. (a)(c) 689 331,271
Royal Caribbean Cruises Ltd. *(a)
(c) 2,373 246,175
RXO, Inc. *(a)(c) 10,626 240,891
Ryder System, Inc. (a)(c) 6,021 510,521
Salesforce, Inc. *(a) 1,796 379,423

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 93.6% (continued)
Schneider National, Inc., Class B
(a) 28,593 821,191
Science Applications International
Corp. (a)(c) 1,710 192,341
Seagate Technology Holdings plc
(a) 656 40,587
SEI Investments Co. (a)(c) 5,681 338,701
Sensata Technologies Holding plc
(a)(c) 3,882 174,651
Signify NV (2)(a)(b) 22,319 625,690
Silgan Holdings, Inc. (a)(c) 4,817 225,869
Sinch AB (2)*(a)(b) 112,268 253,514
Six Flags Entertainment Corp. *(a)
(c) 5,031 130,705
Skechers USA, Inc., Class A *(a) 8,206 432,128
Skyworks Solutions, Inc. (a)(c) 5,242 580,237
Snap-on, Inc. (a) 1,717 494,822
Southwest Airlines Co. (a)(c) 4,203 152,191
Southwestern Energy Co. *(a) 40,073 240,839
Splunk, Inc. *(a) 500 53,045
Sprouts Farmers Market, Inc. *(a)
(c) 9,195 337,732
State Street Corp. (a) 7,486 547,825
Steel Dynamics, Inc. (a)(c) 5,396 587,786
Stellantis NV (2)(a) 40,710 715,714
STERIS plc (a)(c) 1,129 254,002
Stifel Financial Corp. (a) 6,431 383,738
Stryker Corp. (a) 403 122,951
Super Micro Computer, Inc. *(a)(c) 1,303 324,773
Swiss Re AG (2)(a) 2,443 246,164
Synaptics, Inc. *(a)(c) 4,361 372,342
Synchrony Financial (a) 20,367 690,849
Syneos Health, Inc. *(a) 4,590 193,423
Synopsys, Inc. *(a) 1,267 551,664
Synovus Financial Corp. (a) 2,625 79,406
Tapestry, Inc. (a)(c) 8,719 373,173
Taylor Morrison Home Corp., Class
A *(a) 18,346 894,734
TD SYNNEX Corp. (a) 8,088 760,272
TE Connectivity Ltd. (a) 761 106,662
TEGNA, Inc. (a) 4,719 76,637
Teladoc Health, Inc. *(a)(c) 9,233 233,780
Teleflex, Inc. (a)(c) 866 209,598
Tenaris SA (2)(a) 41,601 622,311
Tenet Healthcare Corp. *(a) 4,376 356,119
Teradata Corp. *(a)(c) 14,616 780,641
Teradyne, Inc. (a)(c) 2,111 235,018
Terex Corp. (a) 11,729 701,746
Tetra Tech, Inc. (a)(c) 1,332 218,102
Texas Roadhouse, Inc., Class A (a) 4,320 485,050
Textron, Inc. (a) 15,489 1,047,520
Thor Industries, Inc. (a) 2,340 242,190
Timken Co. (The) (a)(c) 5,239 479,526
Toll Brothers, Inc. (a)(c) 10,653 842,333
Travel + Leisure Co. (a) 7,444 300,291
Travelers Cos., Inc. (The) (a) 2,254 391,430
TripAdvisor, Inc. *(a)(c) 34,457 568,196
Truist Financial Corp. (a)(c) 5,357 162,585
Tyson Foods, Inc., Class A (a)(c) 2,353 120,097
UFP Industries, Inc. (a) 4,934 478,845
INVESTMENTS SHARES VALUE ($)
United States - 93.6% (continued)
U-Haul Holding Co. (a) 252 13,941
Ulta Beauty, Inc. *(a)(c) 226 106,354
United Airlines Holdings, Inc. *(a)(c) 7,080 388,480
United Rentals, Inc. (a) 1,328 591,451
United States Steel Corp. (a)(c) 17,406 435,324
United Therapeutics Corp. *(a) 3,376 745,252
Univar Solutions, Inc. *(a)(c) 7,973 285,752
Universal Display Corp. (a)(c) 1,002 144,418
Universal Health Services, Inc.,
Class B (a) 3,756 592,584
Unum Group (a) 14,629 697,803
US Foods Holding Corp. *(a) 8,874 390,456
Vail Resorts, Inc. (a)(c) 967 243,452
Valero Energy Corp. (a) 3,978 466,619
Valmont Industries, Inc. (a) 218 63,449
Veeva Systems, Inc., Class A *(a)
(c) 1,416 279,986
VeriSign, Inc. *(a) 855 193,204
Verizon Communications, Inc. (a)(c) 5,484 203,950
Vertex Pharmaceuticals, Inc. *(a) 1,766 621,473
Vertiv Holdings Co., Class A (a) 6,092 150,899
Viasat, Inc. *(a)(c) 6,975 287,789
Viatris, Inc. (a) 44,186 440,976
Victoria's Secret & Co. *(a) 3,848 67,071
Vishay Intertechnology, Inc. (a) 25,210 741,174
Vistra Corp. (a) 6,961 182,726
Vontier Corp. (a)(c) 3,778 121,689
Voya Financial, Inc. (a)(c) 1,595 114,377
Vulcan Materials Co. (a) 193 43,510
Walmart, Inc. (a) 8,026 1,261,526
Waters Corp. *(a)(c) 315 83,960
Watts Water Technologies, Inc.,
Class A (a) 1,493 274,309
Werner Enterprises, Inc. (a)(c) 10,366 457,970
WESCO International, Inc. (a)(c) 2,532 453,380
Western Union Co. (The) (a)(c) 60,277 707,049
Westlake Corp. (a) 4,428 529,013
Westrock Co. (a) 4,798 139,478
Williams-Sonoma, Inc. (a) 2,759 345,261
Wintrust Financial Corp. (a) 880 63,906
Woodward, Inc. (a)(c) 2,206 262,315
Wyndham Hotels & Resorts, Inc.
(a)(c) 1,621 111,152
Xcel Energy, Inc. (a) 1,852 115,139
YETI Holdings, Inc. *(a)(c) 779 30,256
Yum! Brands, Inc. (a) 1,713 237,336
Ziff Davis, Inc. *(a)(c) 2,437 170,736
Zimmer Biomet Holdings, Inc. (a) 2,556 372,154
Zoom Video Communications, Inc.,
Class A *(a)(c) 6,690 454,117
158,442,732
—
TOTAL COMMON STOCKS
(Cost $235,788,981) 299,937,913

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - 0.1%
Germany - 0.1%
Henkel AG & Co. KGaA
(Preference) (2)(a)
(Cost $125,771) 1,845 147,556
SHORT-TERM INVESTMENTS - 67.1%
INVESTMENT COMPANIES - 56.1%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.02% (d)(e) 2,642,437 2,642,437
J.P. Morgan U.S. Treasury Plus
Money Market Fund - IM Shares,
5.14% (d)(e) 23,008 23,008
Limited Purpose Cash Investment
Fund, 5.10% (d) 92,317,382 92,280,455
TOTAL INVESTMENT COMPANIES
(Cost $94,934,069) 94,945,900
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 11.0%
U.S. Treasury Bills
4.75%, 7/6/2023 (2)(f) $ 546,000 545,775
4.82%, 7/13/2023 (2)(f) 1,383,000 1,381,077
4.80%, 7/20/2023 (2)(f) 262,000 261,380
4.79%, 8/3/2023 (2)(f) 355,000 353,437
5.07%, 8/31/2023 (2)(f) 191,000 189,384
5.10%, 9/7/2023 (2)(f) 878,000 869,734
4.81%, 9/14/2023 (2)(f) 1,519,000 1,503,103
4.73%, 9/21/2023 (2)(f) 741,000 732,501
4.76%, 9/28/2023 (2)(f) 431,000 425,625
4.89%, 10/5/2023 (2)(f)(g) 5,256,000 5,184,996
4.91%, 10/12/2023 (2)(f) 243,000 239,464
4.99%, 10/19/2023 (2)(f) 754,000 742,235
4.96%, 10/26/2023 (2)(f) 627,000 616,585
5.02%, 11/2/2023 (2)(f)(g) 980,000 962,720
5.01%, 11/9/2023 (2)(f) 900,000 883,273
5.11%, 11/16/2023 (2)(f) 330,000 323,542
5.44%, 11/30/2023 (2)(f)(g) 1,951,000 1,908,739
5.39%, 12/7/2023 (2)(f)(g) 959,000 937,217
5.36%, 12/28/2023 (2)(f) 608,000 592,259
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $18,660,460) 18,653,046
TOTAL SHORT-TERM INVESTMENTS
(Cost $113,594,529) 113,598,946
TOTAL LONG POSITIONS
(Cost $349,509,281) 413,684,415
SHARES
SHORT POSITIONS - (166.7)%
COMMON STOCKS - (166.0)%
Australia - (4.5)%
Allkem Ltd. (2) (14,291) (153,686)
ALS Ltd. (2) (7,073) (52,850)
Alumina Ltd. (2) (273,760) (253,912)
Ampol Ltd. (2) (8,628) (172,357)
APA Group (2) (57,565) (372,443)
Cleanaway Waste Management
Ltd. (2) (50,420) (87,226)
INVESTMENTS SHARES VALUE ($)
Australia - (4.5)% (continued)
Cochlear Ltd. (2) (1,015) (155,506)
Commonwealth Bank of Australia
(2) (12,396) (829,872)
Domino's Pizza Enterprises Ltd. (2) (1,846) (57,386)
Endeavour Group Ltd. (2) (52,870) (222,513)
Evolution Mining Ltd. (2) (182,185) (396,650)
Fortescue Metals Group Ltd. (2) (8,644) (128,266)
IDP Education Ltd. (2) (35,846) (530,837)
IGO Ltd. (2) (46,371) (473,298)
Insurance Australia Group Ltd. (2) (78,147) (297,184)
Lendlease Corp. Ltd. (2) (10,986) (57,000)
Lynas Rare Earths Ltd. (2) (85,437) (392,595)
Macquarie Group Ltd. (2) (782) (93,049)
Mineral Resources Ltd. (2) (6,038) (289,176)
National Australia Bank Ltd. (2) (20,385) (358,529)
NEXTDC Ltd. (2) (52,330) (441,287)
QBE Insurance Group Ltd. (2) (21,532) (224,812)
Ramsay Health Care Ltd. (2) (12,625) (474,324)
REA Group Ltd. (2) (1,920) (184,442)
Reece Ltd. (2) (2,242) (27,930)
Santos Ltd. (2) (8,217) (41,114)
SEEK Ltd. (2) (13,231) (193,286)
Seven Group Holdings Ltd. (2) (6,642) (109,536)
Transurban Group (2) (13,343) (127,044)
Woodside Energy Group Ltd. (2) (11,059) (255,812)
Woolworths Group Ltd. (2) (7,547) (199,967)
(7,653,889)
—
Belgium - (0.8)%
Anheuser-Busch InBev SA/NV (2) (5,898) (334,284)
D'ieteren Group (2) (2,329) (412,198)
Galapagos NV (2) (1,901) (77,345)
KBC Group NV (2) (5,379) (375,459)
UCB SA (2) (1,116) (98,943)
Umicore SA (2) (3,235) (90,448)
(1,388,677)
—
Brazil - (0.2)%
MercadoLibre, Inc. (261) (309,180)
Wheaton Precious Metals Corp. (1,024) (44,284)
(353,464)
—
Canada - (7.9)%
Agnico Eagle Mines Ltd. (5,860) (292,613)
Air Canada (12,248) (231,046)
Alamos Gold, Inc., Class A (2,491) (29,672)
Algonquin Power & Utilities Corp. (101,407) (838,201)
AltaGas Ltd. (4,685) (84,169)
Aritzia, Inc. (18,578) (515,795)
Barrick Gold Corp. (19,263) (325,861)
BCE, Inc. (6,561) (299,139)
BlackBerry Ltd. (9,369) (51,911)
Boralex, Inc., Class A (3,289) (89,552)
Brookfield Asset Management Ltd.,
Class A (3,064) (100,009)
Brookfield Corp., Class A (17,168) (577,990)
CAE, Inc. (4,470) (100,046)
Cameco Corp. (14,915) (467,125)
Canadian Natural Resources Ltd. (8,168) (459,221)
CCL Industries, Inc., Class B (5,115) (251,435)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Canada - (7.9)% (continued)
Cenovus Energy, Inc. (3,559) (60,447)
Colliers International Group, Inc. (3,197) (313,727)
Dollarama, Inc. (2,717) (184,012)
Element Fleet Management Corp. (17,101) (260,501)
Emera, Inc. (9,702) (399,578)
Enbridge, Inc. (23,737) (882,286)
FirstService Corp. (650) (100,104)
Franco-Nevada Corp. (1,902) (271,083)
GFL Environmental, Inc. (4,461) (173,220)
Gildan Activewear, Inc. (997) (32,143)
Innergex Renewable Energy, Inc. (1,647) (15,342)
Intact Financial Corp. (2,056) (317,444)
Keyera Corp. (4,940) (113,921)
Kinaxis, Inc. (1,345) (192,194)
Lumine Group, Inc. (h) (225) (3,086)
Metro, Inc., Class A (3,669) (207,220)
Nuvei Corp. (b) (3,411) (100,727)
Pan American Silver Corp. (28,717) (418,372)
Pembina Pipeline Corp. (14,126) (444,120)
PrairieSky Royalty Ltd. (19,295) (337,326)
RB Global, Inc. (5,981) (358,928)
Royal Bank of Canada (9,567) (913,694)
Shopify, Inc., Class A (10,711) (692,263)
SNC-Lavalin Group, Inc. (8,247) (216,330)
SSR Mining, Inc. (10,928) (155,001)
TC Energy Corp. (21,216) (857,447)
Thomson Reuters Corp. (1,601) (216,158)
WSP Global, Inc. (3,149) (416,032)
(13,366,491)
—
Chile - (0.3)%
Antofagasta plc (2) (31,260) (581,325)
China - (0.4)%
Prosus NV (2) (9,311) (681,883)
Denmark - (2.1)%
Ambu A/S, Class B (2) (7,603) (124,639)
Coloplast A/S, Class B (2) (782) (97,857)
Demant A/S (2) (2,131) (90,199)
DSV A/S (2) (2,273) (477,425)
Novozymes A/S, Class B (2) (8,864) (413,586)
Orsted A/S (2)(b) (7,855) (744,672)
Tryg A/S (2) (22,246) (481,759)
Vestas Wind Systems A/S (2) (43,488) (1,156,229)
(3,586,366)
—
Faroe Islands - (0.0)% (i)
Bakkafrost P/F (2) (879) (52,583)
Finland - (1.2)%
Huhtamaki OYJ (2) (2,489) (81,685)
Kojamo OYJ (2) (2,962) (27,843)
Neste OYJ (2) (8,652) (333,130)
Nokian Renkaat OYJ (2) (29,275) (255,305)
Nordea Bank Abp (2) (29,205) (318,121)
Sampo OYJ, Class A (2) (11,553) (518,873)
UPM-Kymmene OYJ (2) (18,099) (539,294)
(2,074,251)
—
INVESTMENTS SHARES VALUE ($)
France - (4.8)%
Accor SA (2) (4,696) (174,745)
Adevinta ASA (2) (3,969) (26,082)
Aeroports de Paris (2) (353) (50,723)
Air France-KLM (2) (31,985) (60,263)
Airbus SE (2) (6,885) (995,446)
Alten SA (2) (179) (28,229)
AXA SA (2) (10,579) (312,623)
BioMerieux (2) (1,029) (108,042)
Bollore SE (2) (7,296) (45,500)
Bureau Veritas SA (2) (8,036) (220,468)
Capgemini SE (2) (2,208) (418,068)
Cie Generale des Etablissements
Michelin SCA (2) (6,515) (192,722)
Dassault Systemes SE (2) (21,861) (968,683)
Edenred (2) (6,759) (452,747)
Forvia (2) (11,737) (277,006)
Gaztransport Et Technigaz SA (2) (379) (38,582)
Getlink SE (2) (3,586) (61,026)
Kering SA (2) (138) (76,203)
Legrand SA (2) (472) (46,824)
L'Oreal SA (2) (340) (158,602)
Pernod Ricard SA (2) (1,743) (385,159)
Remy Cointreau SA (2) (741) (118,946)
Renault SA (2) (16,662) (703,030)
Safran SA (2) (1,260) (197,454)
Sartorius Stedim Biotech (2) (2,770) (691,818)
SCOR SE (2) (4,534) (133,288)
SEB SA (2) (489) (50,570)
SOITEC (2) (1,067) (180,510)
Teleperformance (2) (722) (121,119)
Valeo (2) (11,154) (239,691)
Vivendi SE (2) (13,300) (122,100)
Worldline SA (2)(b) (12,032) (440,612)
(8,096,881)
—
Germany - (5.5)%
adidas AG (2) (4,645) (901,725)
Aroundtown SA (2) (217,735) (251,090)
Bayer AG (Registered) (2) (13,522) (748,511)
Carl Zeiss Meditec AG (2) (2,482) (268,414)
Continental AG (2) (2,970) (224,385)
CTS Eventim AG & Co. KGaA (2) (5,849) (369,927)
Deutsche Telekom AG (Registered)
(2) (14,905) (325,205)
Fraport AG Frankfurt Airport
Services Worldwide (2) (3,428) (182,981)
Infineon Technologies AG (2) (5,578) (229,715)
Mercedes-Benz Group AG (2) (2,577) (207,426)
Merck KGaA (2) (4,564) (755,478)
MTU Aero Engines AG (2) (187) (48,502)
Nemetschek SE (2) (4,520) (337,449)
Puma SE (2) (4,058) (244,536)
Rational AG (2) (60) (43,446)
Rheinmetall AG (2) (389) (106,567)
RWE AG (2) (16,388) (714,129)
SAP SE (2) (2,245) (306,684)
Scout24 SE (2)(b) (467) (29,592)
Siemens Healthineers AG (2)(b) (10,731) (608,183)
Symrise AG, Class A (2) (7,551) (791,741)
TeamViewer SE (2)(b) (6,103) (98,096)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - (5.5)% (continued)
United Internet AG (Registered) (2) (3,467) (48,817)
VERBIO Vereinigte BioEnergie AG
(2) (5,496) (221,257)
Vonovia SE (2) (49,269) (962,205)
Zalando SE (2)(b) (12,554) (362,047)
(9,388,108)
—
Hong Kong - (0.5)%
Prudential plc (2) (63,325) (894,364)
Italy - (3.0)%
Amplifon SpA (2) (6,675) (244,838)
Brunello Cucinelli SpA (2) (1,659) (146,067)
Davide Campari-Milano NV (2) (6,444) (89,309)
DiaSorin SpA (2) (674) (70,210)
Enel SpA (2) (81,864) (551,961)
ERG SpA (2) (15,605) (460,233)
Ferrari NV (2) (728) (238,018)
FinecoBank Banca Fineco SpA (2) (3,135) (42,199)
Infrastrutture Wireless Italiane SpA
(2)(b) (9,419) (124,333)
Interpump Group SpA (2) (4,499) (250,221)
Intesa Sanpaolo SpA (2) (176,221) (462,007)
Mediobanca Banca di Credito
Finanziario SpA (2) (29,810) (356,900)
Moncler SpA (2) (5,199) (359,707)
Nexi SpA (2)(b) (66,435) (521,233)
Recordati Industria Chimica e
Farmaceutica SpA (2) (8,131) (388,441)
Snam SpA (2) (21,118) (110,370)
Telecom Italia SpA (2) (1,140,142) (321,441)
Terna - Rete Elettrica Nazionale (2) (45,499) (388,069)
(5,125,557)
—
Japan - (25.7)%
ABC-Mart, Inc. (2) (1,600) (86,949)
Aeon Co. Ltd. (2) (28,000) (573,342)
Ajinomoto Co., Inc. (2) (7,300) (290,809)
Asahi Intecc Co. Ltd. (2) (11,300) (222,474)
Asahi Kasei Corp. (2) (29,200) (197,715)
Asics Corp. (2) (16,900) (522,988)
Azbil Corp. (2) (3,700) (117,105)
Bank of Kyoto Ltd. (The) (2) (6,400) (320,227)
BayCurrent Consulting, Inc. (2) (3,300) (124,086)
Bridgestone Corp. (2) (10,500) (431,358)
Calbee, Inc. (2) (7,500) (141,903)
Canon, Inc. (2) (8,200) (215,550)
Capcom Co. Ltd. (2) (2,000) (79,281)
Central Japan Railway Co. (2) (1,100) (137,821)
Chugai Pharmaceutical Co. Ltd. (2) (12,700) (361,684)
Concordia Financial Group Ltd. (2) (48,400) (189,237)
Cosmos Pharmaceutical Corp. (2) (2,600) (263,630)
Daifuku Co. Ltd. (2) (15,500) (319,235)
Daiichi Sankyo Co. Ltd. (2) (19,800) (629,131)
Daikin Industries Ltd. (2) (4,200) (860,602)
Denso Corp. (2) (13,900) (937,585)
Disco Corp. (2) (2,600) (412,220)
East Japan Railway Co. (2) (13,000) (720,895)
Eisai Co. Ltd. (2) (11,800) (799,734)
FANUC Corp. (2) (21,200) (744,240)
INVESTMENTS SHARES VALUE ($)
Japan - (25.7)% (continued)
Fast Retailing Co. Ltd. (2) (1,000) (256,475)
FUJIFILM Holdings Corp. (2) (5,500) (327,707)
GMO Payment Gateway, Inc. (2) (4,000) (313,758)
Hankyu Hanshin Holdings, Inc. (2) (1,900) (62,822)
Harmonic Drive Systems, Inc. (2) (14,100) (454,426)
Hikari Tsushin, Inc. (2) (1,100) (157,885)
Hoshizaki Corp. (2) (7,400) (265,680)
Hoya Corp. (2) (4,200) (502,598)
Hulic Co. Ltd. (2) (24,300) (208,213)
Itochu Techno-Solutions Corp. (2) (2,200) (55,748)
Japan Airlines Co. Ltd. (2) (15,900) (344,767)
Japan Airport Terminal Co. Ltd. (2) (12,500) (565,392)
Japan Post Bank Co. Ltd. (2) (30,500) (237,846)
Japan Tobacco, Inc. (2) (19,700) (431,548)
JSR Corp. (2) (35,700) (1,025,881)
Kadokawa Corp. (2) (12,000) (287,846)
Kakaku.com, Inc. (2) (8,100) (116,681)
Kansai Electric Power Co., Inc.
(The) (2) (36,200) (454,180)
Kansai Paint Co. Ltd. (2) (4,400) (64,897)
KDDI Corp. (2) (9,700) (299,566)
Keio Corp. (2) (10,100) (317,711)
Keyence Corp. (2) (500) (237,578)
Kikkoman Corp. (2) (5,300) (302,676)
Kintetsu Group Holdings Co. Ltd.
(2) (8,800) (304,764)
Kobe Bussan Co. Ltd. (2) (21,100) (547,653)
Koei Tecmo Holdings Co. Ltd. (2) (3,700) (64,089)
Kose Corp. (2) (2,300) (221,098)
Kubota Corp. (2) (33,300) (487,475)
Kurita Water Industries Ltd. (2) (1,600) (61,428)
Kyowa Kirin Co. Ltd. (2) (6,300) (116,772)
Kyushu Railway Co. (2) (2,100) (45,150)
Lasertec Corp. (2) (5,400) (816,029)
M3, Inc. (2) (26,000) (566,920)
Makita Corp. (2) (12,100) (342,022)
Marui Group Co. Ltd. (2) (22,900) (400,229)
MatsukiyoCocokara & Co. (2) (5,000) (280,856)
Mercari, Inc. (2) (14,900) (350,690)
Mitsubishi Estate Co. Ltd. (2) (48,400) (575,008)
Mitsubishi UFJ Financial Group,
Inc. (2) (77,700) (572,732)
Mitsui Fudosan Co. Ltd. (2) (16,500) (328,868)
Mitsui OSK Lines Ltd. (2) (25,200) (606,290)
MonotaRO Co. Ltd. (2) (35,700) (455,904)
Nabtesco Corp. (2) (1,400) (30,943)
Nagoya Railroad Co. Ltd. (2) (7,400) (118,889)
NIDEC Corp. (2) (18,200) (1,002,919)
Nihon M&A Center Holdings, Inc.
(2) (51,700) (397,780)
Nintendo Co. Ltd. (2) (7,000) (319,118)
Nippon Paint Holdings Co. Ltd. (2) (46,700) (386,490)
Nippon Sanso Holdings Corp. (2) (2,800) (60,833)
Nippon Shinyaku Co. Ltd. (2) (2,000) (81,828)
Nippon Telegraph & Telephone
Corp. (2) (555,000) (656,735)
Nissan Chemical Corp. (2) (5,900) (254,406)
Nissan Motor Co. Ltd. (2) (51,800) (212,594)
Nitori Holdings Co. Ltd. (2) (2,500) (280,736)
Nomura Research Institute Ltd. (2) (8,700) (240,359)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - (25.7)% (continued)
Obic Co. Ltd. (2) (2,000) (321,017)
Odakyu Electric Railway Co. Ltd.
(2) (28,200) (377,871)
Olympus Corp. (2) (13,900) (219,972)
Oriental Land Co. Ltd. (2) (6,900) (269,003)
Recruit Holdings Co. Ltd. (2) (6,100) (194,684)
Renesas Electronics Corp. (2) (6,400) (120,783)
Resona Holdings, Inc. (2) (60,100) (287,757)
Resonac Holdings Corp. (2) (18,200) (295,681)
Rinnai Corp. (2) (5,900) (128,710)
Sekisui House Ltd. (2) (7,300) (147,457)
Seven & i Holdings Co. Ltd. (2) (3,400) (146,887)
SG Holdings Co. Ltd. (2) (26,800) (382,283)
Sharp Corp. (2) (28,200) (158,131)
SHIFT, Inc. (2) (200) (36,662)
Shimadzu Corp. (2) (3,100) (95,817)
Shimano, Inc. (2) (900) (150,667)
Shiseido Co. Ltd. (2) (6,000) (271,978)
Shizuoka Financial Group, Inc. (2) (12,200) (88,140)
SMC Corp. (2) (500) (277,881)
SoftBank Corp. (2) (74,400) (794,986)
SoftBank Group Corp. (2) (20,900) (985,636)
Sony Group Corp. (2) (6,700) (604,810)
Sumitomo Metal Mining Co. Ltd. (2) (12,300) (397,071)
Sumitomo Realty & Development
Co. Ltd. (2) (9,600) (237,897)
Suzuki Motor Corp. (2) (6,200) (224,829)
Sysmex Corp. (2) (3,900) (267,138)
T&D Holdings, Inc. (2) (11,500) (168,657)
Taiyo Yuden Co. Ltd. (2) (5,700) (163,170)
Takeda Pharmaceutical Co. Ltd. (2) (10,400) (326,795)
Terumo Corp. (2) (12,100) (385,381)
TIS, Inc. (2) (1,100) (27,561)
Tobu Railway Co. Ltd. (2) (8,300) (222,549)
Tokio Marine Holdings, Inc. (2) (12,600) (290,475)
Tokyo Century Corp. (2) (1,100) (39,724)
Tokyo Electron Ltd. (2) (5,200) (748,948)
Tokyu Corp. (2) (28,100) (338,910)
Toray Industries, Inc. (2) (9,100) (50,736)
Toshiba Corp. (2) (21,600) (677,794)
TOTO Ltd. (2) (5,700) (172,348)
Toyota Motor Corp. (2) (73,000) (1,173,262)
Trend Micro, Inc. (2) (1,100) (53,247)
Unicharm Corp. (2) (6,600) (245,420)
USS Co. Ltd. (2) (15,300) (253,302)
Welcia Holdings Co. Ltd. (2) (13,300) (277,028)
West Japan Railway Co. (2) (11,000) (457,513)
Yakult Honsha Co. Ltd. (2) (1,800) (113,843)
Yamaha Corp. (2) (18,200) (701,079)
Yamato Holdings Co. Ltd. (2) (3,200) (58,003)
Yaskawa Electric Corp. (2) (11,400) (525,575)
Z Holdings Corp. (2) (63,300) (152,559)
(43,286,916)
—
Luxembourg - (0.2)%
Eurofins Scientific SE (2) (4,607) (292,765)
INVESTMENTS SHARES VALUE ($)
Netherlands - (3.7)%
Adyen NV (2)(b) (532) (921,247)
Aegon NV (2) (107,332) (544,858)
Akzo Nobel NV (2) (551) (45,046)
Argenx SE (2) (1,568) (611,513)
ASM International NV (2) (1,005) (426,727)
ASML Holding NV (2) (363) (263,294)
BE Semiconductor Industries NV
(2) (2,213) (240,009)
Ferrovial SE (41,226) (1,303,240)
IMCD NV (2) (3,318) (477,497)
JDE Peet's NV (1,149) (34,178)
Koninklijke KPN NV (2) (30,587) (109,195)
Koninklijke Philips NV (2) (10,371) (224,715)
Koninklijke Vopak NV (2) (9,712) (346,655)
SBM Offshore NV (2) (9,367) (128,403)
Universal Music Group NV (2) (27,259) (605,553)
(6,282,130)
—
Norway - (0.6)%
DNB Bank ASA (2) (5,724) (107,043)
Gjensidige Forsikring ASA (2) (17,643) (282,638)
Kongsberg Gruppen ASA (2) (2,413) (109,681)
Mowi ASA (2) (14,415) (228,709)
Schibsted ASA, Class A (2) (7,426) (130,410)
TOMRA Systems ASA (2) (6,442) (103,636)
(962,117)
—
Singapore - (1.7)%
City Developments Ltd. (2) (8,900) (44,393)
DBS Group Holdings Ltd. (2) (27,800) (649,207)
Grab Holdings Ltd., Class A (112,908) (387,274)
Sea Ltd., ADR (2,137) (124,031)
Singapore Technologies
Engineering Ltd. (2) (189,200) (516,264)
Singapore Telecommunications
Ltd. (2) (499,500) (925,160)
United Overseas Bank Ltd. (2) (11,700) (242,790)
(2,889,119)
—
South Africa - (0.1)%
Anglo American plc (2) (7,438) (211,786)
South Korea - (0.3)%
Delivery Hero SE (2)(b) (11,925) (526,132)
Spain - (2.1)%
Aena SME SA (2)(b) (721) (116,691)
Amadeus IT Group SA (2) (8,773) (668,067)
Bankinter SA (2) (52,484) (323,027)
Cellnex Telecom SA (2)(b) (19,493) (787,592)
Corp. ACCIONA Energias
Renovables SA (2) (3,044) (101,837)
Endesa SA (2) (7,465) (160,405)
Fluidra SA (2) (13,057) (254,593)
Grifols SA (2) (43,465) (557,605)
Naturgy Energy Group SA (2) (15,403) (459,171)
Telefonica SA (2) (29,732) (120,711)
(3,549,699)
—

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Sweden - (3.1)%
AddTech AB, Class B (2) (3,196) (69,700)
Atlas Copco AB, Class A (2) (12,302) (177,603)
Autoliv, Inc. (2,425) (206,222)
Beijer Ref AB, Class B (2) (17,567) (224,392)
Epiroc AB, Class A (2) (7,498) (142,026)
EQT AB (2) (49,791) (958,562)
Hexagon AB, Class B (2) (50,380) (619,690)
Holmen AB, Class B (2) (7,313) (262,835)
Husqvarna AB, Class B (2) (20,104) (182,415)
Lifco AB, Class B (2) (3,035) (66,096)
Nibe Industrier AB, Class B (2) (20,503) (194,950)
Sagax AB, Class B (2) (15,360) (303,748)
Skandinaviska Enskilda Banken
AB, Class A (2) (22,801) (252,185)
Svenska Cellulosa AB SCA, Class
B (2) (54,148) (691,198)
Svenska Handelsbanken AB, Class
A (2) (35,303) (295,566)
Tele2 AB, Class B (2) (11,301) (93,463)
Telia Co. AB (2) (223,351) (490,000)
(5,230,651)
—
Switzerland - (5.0)%
ABB Ltd. (Registered) (2) (25,347) (997,173)
Bachem Holding AG, Class B (2) (1,574) (137,435)
Banque Cantonale Vaudoise
(Registered) (2) (3,464) (365,886)
Belimo Holding AG (Registered) (2) (81) (40,485)
Clariant AG (Registered) (2) (16,687) (241,403)
EMS-Chemie Holding AG
(Registered) (2) (37) (28,039)
Givaudan SA (Registered) (2) (187) (620,268)
Helvetia Holding AG (Registered)
(2) (707) (95,823)
Julius Baer Group Ltd. (2) (4,338) (273,760)
Logitech International SA
(Registered) (2) (8,976) (535,734)
Lonza Group AG (Registered) (2) (646) (386,122)
Partners Group Holding AG (2) (576) (543,076)
PSP Swiss Property AG
(Registered) (2) (3,244) (362,475)
Schindler Holding AG (2) (272) (63,867)
SIG Group AG (2) (31,964) (883,060)
Sika AG (Registered) (2) (2,042) (584,830)
Straumann Holding AG
(Registered) (2) (2,671) (434,321)
Swiss Prime Site AG (Registered)
(2) (4,247) (368,921)
Temenos AG (Registered) (2) (3,962) (315,477)
VAT Group AG (2)(b) (1,003) (415,457)
Zurich Insurance Group AG (2) (1,745) (830,077)
(8,523,689)
—
United Kingdom - (6.0)%
Admiral Group plc (2) (11,136) (294,923)
Ashtead Group plc (2) (4,247) (294,448)
AstraZeneca plc (2) (1,445) (207,147)
Beazley plc (2) (21,281) (159,548)
Berkeley Group Holdings plc (2) (2,061) (102,741)
CNH Industrial NV (2) (64,887) (935,841)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (6.0)% (continued)
ConvaTec Group plc (2)(b) (61,838) (161,278)
Croda International plc (2) (7,189) (513,903)
Diageo plc (2) (6,928) (297,842)
Direct Line Insurance Group plc (2) (57,072) (98,676)
easyJet plc (2) (33,222) (204,146)
Entain plc (2) (1,940) (31,369)
Halma plc (2) (11,103) (321,380)
Harbour Energy plc (2) (111,518) (324,164)
Hargreaves Lansdown plc (2) (9,060) (93,918)
Hiscox Ltd. (2) (12,485) (173,093)
Informa plc (2) (73,201) (675,878)
Intermediate Capital Group plc (2) (18,564) (325,404)
ITV plc (2) (38,776) (33,708)
Legal & General Group plc (2) (52,260) (151,309)
Liberty Global plc, Class C (18,505) (328,834)
M&G plc (2) (162,458) (395,368)
Melrose Industries plc (2) (15,227) (98,109)
National Grid plc (2) (52,630) (697,788)
Ocado Group plc (2) (12,643) (91,490)
Persimmon plc (2) (14,544) (189,504)
Reckitt Benckiser Group plc (2) (10,065) (756,394)
RELX plc (2) (7,683) (256,310)
Rolls-Royce Holdings plc (2) (72,545) (139,504)
Spirax-Sarco Engineering plc (2) (2,811) (370,502)
SSE plc (2) (14,453) (338,924)
St James's Place plc (2) (24,422) (337,745)
Tate & Lyle plc (4,495) (41,445)
Weir Group plc (The) (2) (8,203) (183,137)
WH Smith plc (2) (4,023) (79,322)
WPP plc (2) (49,818) (522,182)
(10,227,274)
—
United States - (86.1)%
10X Genomics, Inc., Class A (9,351) (522,160)
Acadia Healthcare Co., Inc. (6,269) (499,263)
Advanced Drainage Systems, Inc. (2,136) (243,034)
Advanced Micro Devices, Inc. (1,736) (197,748)
AECOM (2,698) (228,494)
AES Corp. (The) (10,736) (222,557)
Affirm Holdings, Inc., Class A (9,740) (149,314)
Aflac, Inc. (7,048) (491,950)
agilon health, Inc. (17,112) (296,722)
Air Lease Corp., Class A (1,799) (75,288)
Air Products and Chemicals, Inc. (1,224) (366,625)
Airbnb, Inc., Class A (2,062) (264,266)
Alaska Air Group, Inc. (4,877) (259,359)
Albemarle Corp. (668) (149,024)
Alcoa Corp. (13,225) (448,724)
Align Technology, Inc. (155) (54,814)
Allegion plc (615) (73,812)
Alliant Energy Corp. (8,529) (447,602)
Allstate Corp. (The) (4,115) (448,700)
Alnylam Pharmaceuticals, Inc. (1,271) (241,414)
Alteryx, Inc., Class A (10,169) (461,673)
Amazon.com, Inc. (5,076) (661,707)
Amcor plc (44,562) (444,729)
American Airlines Group, Inc. (21,329) (382,642)
American Express Co. (3,248) (565,802)
American Financial Group, Inc. (712) (84,550)
American Water Works Co., Inc. (4,743) (677,063)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (86.1)% (continued)
AMETEK, Inc. (833) (134,846)
Antero Resources Corp. (13,313) (306,598)
Aon plc, Class A (2,251) (777,044)
APA Corp. (4,692) (160,326)
AptarGroup, Inc. (674) (78,090)
Aptiv plc (6,577) (671,446)
Aramark (1,571) (67,632)
Arista Networks, Inc. (480) (77,789)
Armstrong World Industries, Inc. (3,650) (268,129)
Arrowhead Pharmaceuticals, Inc. (6,770) (241,418)
Arthur J Gallagher & Co. (840) (184,439)
Ashland, Inc. (5,565) (483,654)
Atlassian Corp., Class A (572) (95,987)
Atmos Energy Corp. (1,587) (184,632)
Automatic Data Processing, Inc. (2,159) (474,527)
AutoZone, Inc. (41) (102,228)
Avery Dennison Corp. (2,260) (388,268)
Avis Budget Group, Inc. (920) (210,376)
Axalta Coating Systems Ltd. (3,368) (110,504)
Axon Enterprise, Inc. (931) (181,657)
AZEK Co., Inc. (The), Class A (12,513) (379,019)
Azenta, Inc. (14,699) (686,149)
Baker Hughes Co., Class A (21,249) (671,681)
Ball Corp. (11,554) (672,558)
Bank of America Corp. (4,603) (132,060)
Bank of Hawaii Corp. (3,232) (133,255)
Bath & Body Works, Inc. (2,817) (105,638)
Baxter International, Inc. (5,979) (272,403)
Becton Dickinson & Co. (1,255) (331,333)
BellRing Brands, Inc. (3,114) (113,972)
BILL Holdings, Inc. (3,212) (375,322)
BioMarin Pharmaceutical, Inc. (3,235) (280,410)
Bio-Rad Laboratories, Inc., Class A (1,098) (416,274)
Bio-Techne Corp. (2,545) (207,748)
BJ's Wholesale Club Holdings, Inc. (4,852) (305,725)
BlackRock, Inc. (719) (496,930)
Block, Inc., Class A (1,967) (130,943)
Blue Owl Capital, Inc., Class A (5,390) (62,794)
Boeing Co. (The) (2,173) (458,851)
BOK Financial Corp. (1,081) (87,323)
Bright Horizons Family Solutions,
Inc. (3,328) (307,674)
Brink's Co. (The) (1,700) (115,311)
Broadridge Financial Solutions, Inc. (2,712) (449,189)
Brookfield Renewable Corp., Class
A (1,508) (47,571)
Brown & Brown, Inc. (6,531) (449,594)
Brown-Forman Corp., Class B (6,563) (438,277)
Burlington Stores, Inc. (1,447) (227,743)
Cable One, Inc. (602) (395,562)
Cabot Corp. (985) (65,887)
Cadence Bank (4,082) (80,170)
Caesars Entertainment, Inc. (3,666) (186,856)
Campbell Soup Co. (3,344) (152,854)
CarMax, Inc. (3,015) (252,356)
Carnival Corp. (16,944) (319,056)
Carrier Global Corp. (3,471) (172,543)
Catalent, Inc. (5,207) (225,776)
Cboe Global Markets, Inc. (422) (58,240)
Celanese Corp., Class A (3,841) (444,788)
INVESTMENTS SHARES VALUE ($)
United States - (86.1)% (continued)
Celsius Holdings, Inc. (317) (47,293)
CenterPoint Energy, Inc. (10,468) (305,142)
Ceridian HCM Holding, Inc. (6,688) (447,895)
Certara, Inc. (1,994) (36,311)
Charles Schwab Corp. (The) (7,002) (396,873)
Chart Industries, Inc. (3,519) (562,301)
Charter Communications, Inc.,
Class A (1,542) (566,485)
Chemed Corp. (849) (459,878)
Cheniere Energy, Inc. (1,890) (287,960)
Chesapeake Energy Corp. (1,881) (157,402)
Chewy, Inc., Class A (3,752) (148,091)
Chubb Ltd. (1,894) (364,709)
Churchill Downs, Inc. (1,101) (153,226)
Ciena Corp. (6,698) (284,598)
Cincinnati Financial Corp. (6,264) (609,612)
Clarivate plc (20,111) (191,658)
Cleveland-Cliffs, Inc. (7,261) (121,694)
Cloudflare, Inc., Class A (4,429) (289,524)
CME Group, Inc. (3,514) (651,109)
CMS Energy Corp. (5,315) (312,256)
CNX Resources Corp. (31,790) (563,319)
Cognex Corp. (2,787) (156,128)
Coherent Corp. (7,672) (391,119)
Comerica, Inc. (1,198) (50,747)
Commerce Bancshares, Inc. (8,676) (422,521)
Conagra Brands, Inc. (9,157) (308,774)
Confluent, Inc., Class A (10,769) (380,253)
ConocoPhillips (2,140) (221,725)
Constellation Brands, Inc., Class A (2,662) (655,198)
Constellation Energy Corp. (552) (50,536)
Corteva, Inc. (18,093) (1,036,728)
CoStar Group, Inc. (2,705) (240,745)
Costco Wholesale Corp. (1,464) (788,187)
Crane Co. (1,636) (145,800)
Credit Acceptance Corp. (307) (155,935)
Crocs, Inc. (1,081) (121,548)
Crowdstrike Holdings, Inc., Class A (976) (143,345)
Crown Holdings, Inc. (5,967) (518,353)
CSL Ltd. (2) (5,658) (1,047,741)
CSX Corp. (8,882) (302,876)
Cullen/Frost Bankers, Inc. (4,238) (455,712)
Darling Ingredients, Inc. (3,093) (197,302)
Datadog, Inc., Class A (1,759) (173,050)
DaVita, Inc. (1,941) (195,012)
Definitive Healthcare Corp., Class A (27,800) (305,800)
Delta Air Lines, Inc. (9,137) (434,373)
Devon Energy Corp. (3,220) (155,655)
Dexcom, Inc. (2,998) (385,273)
Dollar General Corp. (4,728) (802,719)
Dollar Tree, Inc. (4,618) (662,683)
Dominion Energy, Inc. (12,011) (622,050)
DoorDash, Inc., Class A (1,454) (111,115)
DoubleVerify Holdings, Inc. (947) (36,857)
Doximity, Inc., Class A (2,208) (75,116)
DraftKings, Inc., Class A (10,742) (285,415)
Driven Brands Holdings, Inc. (4,659) (126,073)
DT Midstream, Inc. (7,925) (392,842)
DTE Energy Co. (1,754) (192,975)
Duke Energy Corp. (6,783) (608,706)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (86.1)% (continued)
Dun & Bradstreet Holdings, Inc. (17,793) (205,865)
DuPont de Nemours, Inc. (8,879) (634,316)
Dynatrace, Inc. (3,271) (168,358)
East West Bancorp, Inc. (1,482) (78,235)
Ecolab, Inc. (889) (165,967)
Edison International (7,931) (550,808)
Elanco Animal Health, Inc. (10,039) (100,992)
Elastic NV (3,383) (216,918)
Element Solutions, Inc. (5,915) (113,568)
Eli Lilly & Co. (1,164) (545,893)
Emerson Electric Co. (6,864) (620,437)
Enhabit, Inc. (9,584) (110,216)
Enphase Energy, Inc. (1,278) (214,039)
Entegris, Inc. (2,401) (266,079)
Envestnet, Inc. (14,850) (881,347)
EQT Corp. (4,792) (197,095)
Equifax, Inc. (1,425) (335,303)
Equitrans Midstream Corp. (20,609) (197,022)
Erie Indemnity Co., Class A (950) (199,510)
Essent Group Ltd. (1,498) (70,106)
Essential Utilities, Inc. (4,306) (171,852)
Estee Lauder Cos., Inc. (The),
Class A (1,591) (312,441)
Etsy, Inc. (1,597) (135,122)
Eversource Energy (3,130) (221,980)
Exact Sciences Corp. (897) (84,228)
Exelon Corp. (9,608) (391,430)
ExlService Holdings, Inc. (832) (125,682)
Experian plc (2) (3,815) (146,424)
Exponent, Inc. (484) (45,167)
FactSet Research Systems, Inc. (931) (373,005)
Fastenal Co. (5,242) (309,226)
FedEx Corp. (537) (133,122)
Fifth Third Bancorp (6,797) (178,149)
First Financial Bankshares, Inc. (16,577) (472,279)
First Hawaiian, Inc. (7,863) (141,613)
FirstEnergy Corp. (11,478) (446,265)
Five Below, Inc. (1,252) (246,068)
Five9, Inc. (5,542) (456,938)
Floor & Decor Holdings, Inc., Class
A (1,183) (122,985)
Flowserve Corp. (3,422) (127,127)
Fluor Corp. (1,498) (44,341)
FMC Corp. (4,318) (450,540)
Ford Motor Co. (19,416) (293,764)
Fox Factory Holding Corp. (1,352) (146,706)
Freeport-McMoRan, Inc. (10,785) (431,400)
Freshpet, Inc. (7,415) (487,981)
Frontier Communications Parent,
Inc. (19,543) (364,282)
FTI Consulting, Inc. (1,172) (222,914)
Garmin Ltd. (2,257) (235,383)
GATX Corp. (3,569) (459,473)
Gen Digital, Inc. (11,076) (205,460)
General Electric Co. (2,353) (258,477)
Gentex Corp. (12,527) (366,540)
Glacier Bancorp, Inc. (12,113) (377,562)
Globant SA (1,401) (251,788)
Globe Life, Inc. (4,320) (473,558)
GoDaddy, Inc., Class A (1,216) (91,358)
INVESTMENTS SHARES VALUE ($)
United States - (86.1)% (continued)
Grocery Outlet Holding Corp. (18,055) (552,664)
Guardant Health, Inc. (5,488) (196,470)
Guidewire Software, Inc. (6,071) (461,882)
GXO Logistics, Inc. (2,016) (126,645)
Halliburton Co. (1,676) (55,291)
Hancock Whitney Corp. (1,020) (39,148)
Hanesbrands, Inc. (92,180) (418,497)
Hanover Insurance Group, Inc.
(The) (1,407) (159,033)
Harley-Davidson, Inc. (10,796) (380,127)
Hasbro, Inc. (8,090) (523,989)
Hayward Holdings, Inc. (37,293) (479,215)
HealthEquity, Inc. (9,512) (600,588)
Helen of Troy Ltd. (2,027) (218,957)
Hertz Global Holdings, Inc. (13,695) (251,851)
Hess Corp. (9,294) (1,263,518)
Hilton Worldwide Holdings, Inc. (1,860) (270,723)
Home BancShares, Inc. (14,315) (326,382)
Home Depot, Inc. (The) (1,336) (415,015)
Honeywell International, Inc. (1,256) (260,620)
Hormel Foods Corp. (11,276) (453,521)
Howard Hughes Corp. (The) (3,024) (238,654)
Huntington Bancshares, Inc. (7,307) (78,769)
Hyatt Hotels Corp., Class A (315) (36,093)
IAC, Inc. (2,174) (136,527)
ICU Medical, Inc. (1,599) (284,926)
IDEX Corp. (1,503) (323,536)
IDEXX Laboratories, Inc. (209) (104,966)
Illumina, Inc. (3,257) (610,655)
Inari Medical, Inc. (4,001) (232,618)
Ingersoll Rand, Inc. (1,142) (74,641)
Insulet Corp. (1,400) (403,676)
Intel Corp. (11,427) (382,119)
Intercontinental Exchange, Inc. (3,220) (364,118)
International Bancshares Corp. (1,152) (50,918)
International Flavors & Fragrances,
Inc. (7,044) (560,632)
Interpublic Group of Cos., Inc. (The) (8,359) (322,490)
Ionis Pharmaceuticals, Inc. (16,929) (694,597)
Iridium Communications, Inc. (4,728) (293,703)
J M Smucker Co. (The) (1,227) (181,191)
Jack Henry & Associates, Inc. (1,940) (324,620)
Jacobs Solutions, Inc. (1,310) (155,746)
James Hardie Industries plc,
CHESS (2) (37,925) (1,011,685)
Jamf Holding Corp. (6,495) (126,782)
John Wiley & Sons, Inc., Class A (3,358) (114,273)
Johnson Controls International plc (3,814) (259,886)
JPMorgan Chase & Co. (1,256) (182,673)
Juniper Networks, Inc. (8,571) (268,529)
KBR, Inc. (3,192) (207,672)
Kellogg Co. (4,268) (287,663)
Kemper Corp. (1,879) (90,681)
Keurig Dr Pepper, Inc. (10,570) (330,524)
KeyCorp (4,916) (45,424)
Keysight Technologies, Inc. (865) (144,844)
Kinder Morgan, Inc. (42,892) (738,599)
Kinsale Capital Group, Inc. (696) (260,443)
Kirby Corp. (2,768) (212,998)
Kohl's Corp. (2,974) (68,551)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (86.1)% (continued)
Kraft Heinz Co. (The) (14,127) (501,509)
Lamb Weston Holdings, Inc. (770) (88,512)
Las Vegas Sands Corp. (2,503) (145,174)
Lear Corp. (322) (46,223)
Leggett & Platt, Inc. (7,999) (236,930)
Leslie's, Inc. (41,966) (394,061)
Liberty Broadband Corp., Class C (8,439) (676,048)
Liberty Media Corp-Liberty
SiriusXM, Class C (9,990) (326,973)
Lincoln National Corp. (21,592) (556,210)
Linde plc (795) (302,959)
Lithia Motors, Inc., Class A (492) (149,622)
Live Nation Entertainment, Inc. (699) (63,686)
Louisiana-Pacific Corp. (4,025) (301,795)
LPL Financial Holdings, Inc. (385) (83,711)
Lululemon Athletica, Inc. (548) (207,418)
Lumentum Holdings, Inc. (3,695) (209,617)
Lyft, Inc., Class A (32,067) (307,523)
M&T Bank Corp. (1,440) (178,214)
MACOM Technology Solutions
Holdings, Inc. (4,837) (316,969)
Madison Square Garden Sports
Corp., Class A (2,486) (467,492)
Markel Group, Inc. (493) (681,908)
MarketAxess Holdings, Inc. (535) (139,860)
Marriott International, Inc., Class A (1,357) (249,267)
Marsh & McLennan Cos., Inc. (1,733) (325,943)
Marvell Technology, Inc. (1,154) (68,986)
Masimo Corp. (785) (129,172)
MasTec, Inc. (1,906) (224,851)
Mastercard, Inc., Class A (1,236) (486,119)
Match Group, Inc. (7,707) (322,538)
Mattel, Inc. (14,803) (289,251)
McCormick & Co., Inc. (Non-Voting) (4,200) (366,366)
McDonald's Corp. (660) (196,951)
MDU Resources Group, Inc. (8,251) (172,776)
Mercury Systems, Inc. (7,100) (245,589)
Middleby Corp. (The) (232) (34,297)
Mirati Therapeutics, Inc. (6,158) (222,489)
Mister Car Wash, Inc. (7,729) (74,585)
MKS Instruments, Inc. (1,550) (167,555)
Moderna, Inc. (301) (36,572)
MongoDB, Inc., Class A (808) (332,080)
Monolithic Power Systems, Inc. (197) (106,425)
Moody's Corp. (1,503) (522,623)
Morgan Stanley (4,136) (353,214)
Morningstar, Inc. (847) (166,071)
Motorola Solutions, Inc. (1,609) (471,888)
MP Materials Corp. (23,693) (542,096)
MSA Safety, Inc. (626) (108,899)
MSCI, Inc., Class A (745) (349,621)
Nasdaq, Inc. (7,703) (383,995)
Natera, Inc. (4,809) (234,006)
nCino, Inc. (8,481) (255,448)
Neogen Corp. (17,261) (375,427)
Nestle SA (Registered) (2) (5,960) (716,938)
Netflix, Inc. (879) (387,191)
Neurocrine Biosciences, Inc. (796) (75,063)
New Fortress Energy, Inc. (6,616) (177,176)
New Jersey Resources Corp. (4,942) (233,262)
INVESTMENTS SHARES VALUE ($)
United States - (86.1)% (continued)
New Relic, Inc. (774) (50,651)
New York Times Co. (The), Class A (2,222) (87,502)
Newell Brands, Inc. (63,557) (552,946)
NewMarket Corp. (230) (92,488)
Newmont Corp. (15,520) (662,083)
News Corp., Class A (13,371) (260,735)
NextEra Energy, Inc. (12,505) (927,870)
NIKE, Inc., Class B (4,618) (509,689)
Nordson Corp. (790) (196,062)
Northrop Grumman Corp. (975) (444,405)
NOV, Inc. (14,700) (235,788)
Novanta, Inc. (1,208) (222,393)
Novocure Ltd. (7,958) (330,257)
NRG Energy, Inc. (11,134) (416,300)
NVIDIA Corp. (382) (161,594)
Occidental Petroleum Corp. (3,300) (194,040)
Okta, Inc., Class A (3,320) (230,242)
Old Dominion Freight Line, Inc. (382) (141,245)
Old National Bancorp (10,021) (139,693)
Ollie's Bargain Outlet Holdings, Inc. (3,195) (185,086)
Omnicell, Inc. (1,707) (125,755)
Omnicom Group, Inc. (2,765) (263,090)
ONEOK, Inc. (3,167) (195,467)
Option Care Health, Inc. (7,720) (250,823)
Oracle Corp. (1,037) (123,496)
Ormat Technologies, Inc. (2,749) (221,185)
Otis Worldwide Corp. (2,388) (212,556)
PacWest Bancorp (5,061) (41,247)
Palantir Technologies, Inc., Class A (6,940) (106,390)
Papa John's International, Inc. (1,152) (85,052)
Paramount Global, Class B (20,055) (319,075)
Paychex, Inc. (1,483) (165,903)
Paycor HCM, Inc. (7,258) (171,797)
Paylocity Holding Corp. (780) (143,933)
Pegasystems, Inc. (2,032) (100,178)
Peloton Interactive, Inc., Class A (29,536) (227,132)
Penumbra, Inc. (649) (223,295)
Perrigo Co. plc (11,390) (386,691)
Pinnacle Financial Partners, Inc. (2,113) (119,701)
Pinterest, Inc., Class A (12,084) (330,377)
Planet Fitness, Inc., Class A (1,799) (121,325)
Plug Power, Inc. (19,598) (203,623)
PNC Financial Services Group, Inc.
(The) (1,894) (238,549)
PPG Industries, Inc. (383) (56,799)
PPL Corp. (7,789) (206,097)
Primerica, Inc. (1,125) (222,480)
Procore Technologies, Inc. (885) (57,587)
Progressive Corp. (The) (6,388) (845,579)
Prosperity Bancshares, Inc. (3,149) (177,856)
Prudential Financial, Inc. (2,923) (257,867)
PTC, Inc. (656) (93,349)
Public Service Enterprise Group,
Inc. (6,009) (376,223)
Quanta Services, Inc. (409) (80,348)
Quest Diagnostics, Inc. (802) (112,729)
R1 RCM, Inc. (29,639) (546,840)
Range Resources Corp. (6,267) (184,250)
Raytheon Technologies Corp. (3,410) (334,044)
Regions Financial Corp. (5,977) (106,510)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (86.1)% (continued)
RenaissanceRe Holdings Ltd. (1,090) (203,307)
Repligen Corp. (2,729) (386,044)
Republic Services, Inc., Class A (2,404) (368,221)
ResMed, Inc. (2,494) (544,939)
RH (1,150) (379,029)
RLI Corp. (773) (105,491)
Robinhood Markets, Inc., Class A (13,072) (130,459)
ROBLOX Corp., Class A (2,676) (107,843)
Rockwell Automation, Inc. (340) (112,013)
Roku, Inc., Class A (5,675) (362,973)
Ross Stores, Inc. (1,600) (179,408)
Royal Gold, Inc. (5,962) (684,318)
Royalty Pharma plc, Class A (7,862) (241,678)
RPM International, Inc. (3,260) (292,520)
Ryan Specialty Holdings, Inc.,
Class A (8,438) (378,782)
S&P Global, Inc. (482) (193,229)
Saia, Inc. (531) (181,820)
Schlumberger NV (19,063) (936,374)
Schneider Electric SE (2) (1,899) (345,004)
Scotts Miracle-Gro Co. (The) (4,118) (258,157)
Sealed Air Corp. (7,999) (319,960)
Selective Insurance Group, Inc. (3,576) (343,117)
Sempra Energy (2,141) (311,708)
Sensient Technologies Corp. (4,273) (303,938)
SentinelOne, Inc., Class A (25,919) (391,377)
Service Corp. International (6,800) (439,212)
ServiceNow, Inc. (201) (112,956)
Sherwin-Williams Co. (The) (1,796) (476,874)
Shift4 Payments, Inc., Class A (448) (30,424)
Shockwave Medical, Inc. (688) (196,362)
Silicon Laboratories, Inc. (1,778) (280,462)
SiteOne Landscape Supply, Inc. (978) (163,678)
SiTime Corp. (3,478) (410,300)
SLM Corp. (12,881) (210,218)
Smartsheet, Inc., Class A (844) (32,291)
Snap, Inc., Class A (53,573) (634,304)
Snowflake, Inc., Class A (557) (98,021)
SoFi Technologies, Inc. (23,843) (198,851)
SolarEdge Technologies, Inc. (882) (237,302)
Sonoco Products Co. (6,800) (401,336)
Sotera Health Co. (15,217) (286,688)
Southern Co. (The) (9,768) (686,202)
Southwest Gas Holdings, Inc. (12,471) (793,778)
Spire, Inc. (5,364) (340,292)
Spirit AeroSystems Holdings, Inc.,
Class A (2,026) (59,139)
SS&C Technologies Holdings, Inc. (2,588) (156,833)
STAAR Surgical Co. (3,228) (169,696)
Stanley Black & Decker, Inc. (3,448) (323,112)
Starbucks Corp. (2,227) (220,607)
Stericycle, Inc. (2,402) (111,549)
SunPower Corp. (13,902) (136,240)
Sunrun, Inc. (9,494) (169,563)
Sysco Corp. (4,380) (324,996)
T. Rowe Price Group, Inc. (1,232) (138,009)
Take-Two Interactive Software, Inc. (4,186) (616,012)
Tandem Diabetes Care, Inc. (9,013) (221,179)
Targa Resources Corp. (4,114) (313,075)
Target Corp. (1,577) (208,006)
INVESTMENTS SHARES VALUE ($)
United States - (86.1)% (continued)
Teledyne Technologies, Inc. (582) (239,266)
Tempur Sealy International, Inc. (8,910) (357,024)
Tesla, Inc. (2,433) (636,886)
Texas Capital Bancshares, Inc. (3,376) (173,864)
Texas Instruments, Inc. (864) (155,537)
T-Mobile US, Inc. (7,267) (1,009,385)
Toast, Inc., Class A (15,109) (341,010)
TopBuild Corp. (754) (200,579)
Topgolf Callaway Brands Corp. (24,132) (479,020)
Toro Co. (The) (1,060) (107,749)
Tractor Supply Co. (1,058) (233,924)
Trade Desk, Inc. (The), Class A (2,455) (189,575)
Tradeweb Markets, Inc., Class A (3,257) (223,039)
Trane Technologies plc (1,174) (224,539)
TransDigm Group, Inc. (52) (46,497)
TransUnion (443) (34,700)
Trex Co., Inc. (11,658) (764,297)
Trimble, Inc. (3,627) (192,013)
Twilio, Inc., Class A (4,634) (294,815)
Uber Technologies, Inc. (12,134) (523,825)
Ubiquiti, Inc. (374) (65,731)
UGI Corp. (12,350) (333,080)
UiPath, Inc., Class A (3,561) (59,006)
Ultragenyx Pharmaceutical, Inc. (4,699) (216,765)
UMB Financial Corp. (1,933) (117,720)
Under Armour, Inc., Class A (26,151) (188,810)
Union Pacific Corp. (3,120) (638,414)
United Bankshares, Inc. (5,216) (154,759)
United Parcel Service, Inc., Class B (3,089) (553,703)
UnitedHealth Group, Inc. (815) (391,722)
Unity Software, Inc. (7,412) (321,829)
US Bancorp (8,245) (272,415)
Valaris Ltd. (3,975) (250,147)
Valley National Bancorp (5,093) (39,471)
Valvoline, Inc. (2,918) (109,454)
VF Corp. (25,896) (494,355)
Vicor Corp. (1,488) (80,352)
Virtu Financial, Inc., Class A (6,150) (105,104)
Visa, Inc., Class A (2,198) (521,981)
Visteon Corp. (1,610) (231,212)
W R Berkley Corp. (3,909) (232,820)
Walt Disney Co. (The) (5,540) (494,611)
Waste Connections, Inc. (2,707) (386,912)
Waste Management, Inc. (1,294) (224,405)
Watsco, Inc. (260) (99,182)
Wayfair, Inc., Class A (1,444) (93,874)
Webster Financial Corp. (4,113) (155,266)
WEC Energy Group, Inc. (3,521) (310,693)
Wells Fargo & Co. (5,953) (254,074)
Wendy's Co. (The) (5,782) (125,759)
West Pharmaceutical Services, Inc. (500) (191,235)
Western Digital Corp. (14,974) (567,964)
Westinghouse Air Brake
Technologies Corp. (2,452) (268,911)
WEX, Inc. (537) (97,772)
Whirlpool Corp. (3,221) (479,253)
White Mountains Insurance Group
Ltd. (412) (572,231)
Williams Cos., Inc. (The) (20,527) (669,796)
Willis Towers Watson plc (1,019) (239,975)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (86.1)% (continued)
WillScot Mobile Mini Holdings Corp. (2,548) (121,769)
Wingstop, Inc. (492) (98,479)
Wolfspeed, Inc. (8,256) (458,951)
Wynn Resorts Ltd. (2,451) (258,850)
Xerox Holdings Corp. (7,346) (109,382)
XPO, Inc. (7,407) (437,013)
Zebra Technologies Corp., Class A (1,709) (505,573)
Zillow Group, Inc., Class C (3,309) (166,310)
Zoetis, Inc., Class A (1,369) (235,755)
ZoomInfo Technologies, Inc., Class
A (13,299) (337,662)
Zscaler, Inc. (1,192) (174,390)
(145,583,174)
—
Zambia - (0.2)%
First Quantum Minerals Ltd. (13,426) (317,623)
TOTAL COMMON STOCKS
(Proceeds $(308,859,750)) (281,126,914)
PREFERRED STOCKS - (0.7)%
Germany - (0.7)%
FUCHS PETROLUB SE
(Preference) (2) (1,197) (47,359)
Sartorius AG (Preference) (2) (2,189) (758,398)
Volkswagen AG (Preference) (2) (2,553) (343,309)
TOTAL PREFERRED STOCKS
(Proceeds $(1,324,833)) (1,149,066)
NO. OF
WARRANTS
WARRANTS - (0.0)% (i)
Canada - (0.0)% (i)
Cenovus Energy, Inc.,
expiring 1/1/2026
(Proceeds $–) (674) (8,166)
TOTAL SHORT POSITIONS
(Proceeds $(310,184,583)) (282,284,146)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 77.7%
(Cost $39,324,698) 131,400,269
OTHER ASSETS IN EXCESS OF
LIABILITIES - 22.3% (j) 37,896,334
NET ASSETS - 100.0% 169,296,603
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (9,504,413) (5.6) %
Consumer Discretionary 10,201,236 6.0
Consumer Staples 6,775,354 4.0
Energy (2,304,470) (1.4)
Financials (1,502,415) (0.9)
Health Care (2,356,663) (1.4)
Industrials 16,530,308 9.8
Information Technology 10,712,490 6.3
Materials (1,750,027) (1.0)
Real Estate (2,815,229) (1.6)
Utilities (6,184,848) (3.6)
Investment Companies 94,945,900 56.1
U.S. Treasury Obligations 18,653,046 11.0
Total Investments In Securities
At Value 131,400,269 77.7
Other Assets in Excess of
Liabilities (j) 37,896,334 22.3
Net Assets
$ 169,296,603 100.0%
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2023 amounted to $287,652,609, which is inclusive of rehypothecated amounts disclosed below. In addition, $17,093,415 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2023 amounted to $(2,031,121), which represents (1.20)% of net assets of the Fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at June 30, 2023 amounted to $56,390,112.
(d) Represents 7-day effective yield as of June 30, 2023.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at June 30, 2023 amounted to $(3,086), which represents (0.00)% of net assets of the Fund.
(i) Represents less than 0.05% of net assets.
(j) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
Forward effective interest rate swap contracts outstanding as of June 30, 2023:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 4.50% Semi 12/18/2025 CAD 200,000 $ 316 $ (82) $ 234
Pay 1D SARON Annual 2.00% Annual 9/22/2025 CHF 7,600,000 (1,719) 6,565 4,846
Pay 1D SOFR Annual 3.48% Annual 12/20/2033 USD 9,400,000 83,658 (51,567) 32,091
Pay 1D TONAR Annual 0.50% Annual 9/22/2025 JPY 6,200,000 360 (9) 351
Pay 6M BBR Semi 4.50% Semi 12/08/2033 AUD 3,100,000 29,709 (12,697) 17,012
Pay 6M EURIBOR Semi 3.25% Annual 9/20/2033 EUR 2,100,000 40,300 9,638 49,938
Pay 6M EURIBOR Semi 3.13% Annual 12/20/2033 EUR 19,900,000 276,502 36,639 313,141
Receive 1D SOFR Annual 4.50% Annual 9/22/2025 USD 31,700,000 (607,664) 673,924 66,260
Receive 1D SOFR Annual 3.50% Annual 9/22/2025 USD 5,800,000 84,123 36,646 120,769
Receive 1D SOFR Annual 4.19% Annual 12/22/2025 USD 37,100,000 (121,704) 240,080 118,376
Receive 1D SONIA Annual 3.25% Annual 9/20/2033 GBP 7,300,000 597,342 173,702 771,044
Receive 1D SONIA Annual 3.62% Annual 12/20/2033 GBP 6,500,000 400,149 1,235 401,384
Receive 1D TONAR Annual 0.00% Annual 12/22/2025 JPY 7,652,400,000 101,126 29,722 130,848
Receive 3M BBR Qtrly 4.50% Semi 9/10/2025 NZD 11,400,000 17,956 93,967 111,923
Receive 3M BBR Qtrly 5.00% Semi 9/10/2025 NZD 23,500,000 (83,351) 181,048 97,697
Receive 3M BBR Qtrly 4.00% Qtrly 9/11/2025 AUD 1,100,000 (6,164) 12,526 6,362
Receive 3M BBR Qtrly 3.50% Qtrly 9/11/2025 AUD 36,000,000 (82,822) 518,694 435,872
Receive 3M BBR Qtrly 5.00% Semi 12/10/2025 NZD 12,000,000 (23,328) 47,745 24,417
Receive 3M BBR Qtrly 4.00% Qtrly 12/11/2025 AUD 31,500,000 80,257 68,622 148,879
Receive 3M STIBOR Qtrly 3.50% Annual 9/17/2025 SEK 539,800,000 (158,008) 626,911 468,903
Receive 3M STIBOR Qtrly 3.50% Annual 12/17/2025 SEK 134,000,000 (7,658) 95,077 87,419
Receive 6M EURIBOR Semi 2.75% Annual 9/22/2025 EUR 13,500,000 203,946 91,903 295,849
Receive 6M EURIBOR Semi 3.75% Annual 9/22/2025 EUR 42,700,000 (493,360) 551,624 58,264
Receive 6M EURIBOR Semi 3.55% Annual 12/22/2025 EUR 117,800,000 (545,197) 886,966 341,769
(215,231) 4,318,879 4,103,648
Pay 1D CORRA Semi 3.50% Semi 9/18/2025 CAD 4,400,000 (65,871) (2,711) (68,582)
Pay 1D CORRA Semi 4.00% Semi 12/18/2025 CAD 13,700,000 (9,119) (70,289) (79,408)
Pay 1D CORRA Semi 3.00% Semi 9/19/2033 CAD 200,000 (263) (4,770) (5,033)
Pay 1D SARON Annual 1.50% Annual 9/22/2025 CHF 40,400,000 (304,711) (113,732) (418,443)
Pay 1D SOFR Annual 3.50% Annual 9/20/2033 USD 7,300,000 175,213 (176,612) (1,399)
Pay 1D SOFR Annual 3.00% Annual 9/20/2033 USD 1,200,000 (58,543) 8,941 (49,602)
Pay 1D SONIA Annual 4.00% Annual 9/22/2025 GBP 40,900,000 (975,701) (887,025) (1,862,726)
Pay 1D SONIA Annual 4.25% Annual 12/22/2025 GBP 47,300,000 (1,064,464) (665,567) (1,730,031)
Pay 1D TONAR Annual 0.00% Annual 9/22/2025 JPY 1,980,000,000 (28,316) 3,120 (25,196)
Pay 1D TONAR Annual 0.50% Annual 12/20/2033 JPY 1,576,700,000 (100,988) (30,913) (131,901)
Pay 3M BBR Qtrly 3.50% Qtrly 12/11/2025 AUD 11,300,000 (28,190) (95,935) (124,125)
Pay 6M BBR Semi 4.00% Semi 9/08/2033 AUD 11,800,000 31,743 (286,395) (254,652)
Pay 6M BBR Semi 4.00% Semi 12/08/2033 AUD 8,500,000 (185,811) 5,941 (179,870)
Pay 6M NIBOR Semi 4.00% Annual 9/17/2025 NOK 50,000,000 17,478 (82,548) (65,070)
Pay 6M NIBOR Semi 3.50% Annual 9/17/2025 NOK 207,000,000 (69,223) (378,558) (447,781)
Receive 1D CORRA Semi 3.50% Semi 12/19/2033 CAD 800,000 (4,451) (2,687) (7,138)
Receive 1D TONAR Annual 1.00% Annual 9/20/2033 JPY 1,500,000 (379) (34) (413)
(2,671,596) (2,779,774) (5,451,370)
$ (2,886,827) $ 1,539,105 $ (1,347,722)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2023 were as follows:
1 Day Canadian Overnight Repo Rate Average (”CORRA”): 4.75%
1 Day Secured Overnight Financing Rate (''SOFR''): 5.09%
1 Day Sterling Overnight Index Average (''SONIA''): 4.93%
1 Day Swiss Average Rate Overnight (“SARON”): 1.71%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.08%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 4.35%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 3.81%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 4.70%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 3.90%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 4.81%
Total return swap contracts outstanding as of June 30, 2023 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 07/28/2023 HKD (940,350) $ 1,539
KOSPI 200
Index September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 09/14/2023 KRW (170,250,000) 1,916
Swiss Market
Index September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 09/15/2023 CHF (113,270) 158
MSCI China Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
HIBOR plus or
minus a specified
spread (0.00%) Monthly BANA 09/20/2023 HKD (1,376,369) 5,910
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.17%)
Increases in
total return of
reference entity
Monthly BANA 09/20/2023 EUR 2,752,825 85,795

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (-0.10%) Monthly BANA 09/20/2023 SGD (1,435,839) $ 12,675
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.05%)
Increases in
total return of
reference entity
Monthly BANA 09/20/2023 EUR 1,293,663 46,652
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.22%) Monthly BANA 09/20/2023 SEK (5,165,029) 5,121
159,766
Amsterdam
Exchange Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 07/21/2023 EUR (11,628,150) (60,034)
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MSCS 08/16/2023 BRL 13,544,632 (7,837)
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/19/2023 TWD 97,364,600 (55,251)
WIG20 Index
September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 09/15/2023 PLN 1,267,900 (3,188)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BA plus or minus
a specified spread
(-0.95%) Monthly BANA 09/20/2023 CAD (3,152,528) (26,716)
MSCI Emerging
Markets Taiwan
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread (-0.25%)
Increases in
total return of
reference entity
Monthly BANA 09/20/2023 USD 308,878 (9,662)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.11%) Monthly BANA 09/20/2023 EUR (4,057,488) $ (15,245)
MSCI South
Africa Net Return
Index
Decreases in
total return
of reference
entity and pays
the JIBAR
plus or minus
a specified
spread (-0.35%)
Increases in
total return of
reference entity
Monthly BANA 09/20/2023 ZAR 2,058,341 (2,200)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (-0.11%)
Increases in
total return of
reference entity
Monthly BANA 09/20/2023 CHF 1,116,071 (6,268)
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly BANA 09/20/2023 ILS 1,634,625 (17,077)
(203,478)
$ (43,712)
Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 103 7/2023 USD $ 7,767,230 $ 49,574
Hang Seng Index 13 7/2023 HKD 1,560,050 (15,768)
IBEX 35 Index 102 7/2023 EUR 10,629,379 283,032
LME Aluminum Base Metal 1 7/2023 USD 53,028 (7,725)
LME Aluminum Base Metal 1 7/2023 USD 52,875 (5,278)
LME Aluminum Base Metal 3 7/2023 USD 158,695 (14,151)
LME Copper Base Metal 1 7/2023 USD 208,051 (9,250)
LME Copper Base Metal 1 7/2023 USD 208,069 (6,159)
LME Copper Base Metal 1 7/2023 USD 208,083 (18,670)
LME Copper Base Metal 1 7/2023 USD 208,058 (12,705)
LME Copper Base Metal 1 7/2023 USD 208,089 (16,214)
LME Copper Base Metal 1 7/2023 USD 208,095 (12,483)
LME Copper Base Metal 1 7/2023 USD 208,125 (17,115)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 2 7/2023 USD $ 416,126 $ (12,973)
LME Copper Base Metal 2 7/2023 USD 416,126 (8,525)
LME Copper Base Metal 6 7/2023 USD 1,248,563 (88,023)
LME Nickel Base Metal 1 7/2023 USD 122,364 (28,328)
LME Nickel Base Metal 2 7/2023 USD 244,154 (31,582)
LME Zinc Base Metal 1 7/2023 USD 59,650 (11,641)
LME Zinc Base Metal 1 7/2023 USD 59,694 (6,044)
LME Zinc Base Metal 1 7/2023 USD 59,623 (12,373)
LME Zinc Base Metal 2 7/2023 USD 119,288 (17,856)
Natural Gas 82 7/2023 USD 2,294,360 13,352
NY Harbor ULSD 10 7/2023 USD 1,027,992 32,818
RBOB Gasoline 11 7/2023 USD 1,175,744 30,763
SGX FTSE China A50 Index 36 7/2023 USD 444,348 2,435
SGX FTSE Taiwan Index 75 7/2023 USD 4,333,500 (9,763)
Live Cattle 3 8/2023 USD 212,610 19,218
LME Aluminum Base Metal 1 8/2023 USD 53,315 (1,938)
LME Aluminum Base Metal 1 8/2023 USD 53,303 (3,886)
LME Aluminum Base Metal 2 8/2023 USD 107,150 (4,307)
LME Aluminum Base Metal 2 8/2023 USD 106,938 (3,929)
LME Aluminum Base Metal 2 8/2023 USD 106,968 (4,250)
LME Aluminum Base Metal 3 8/2023 USD 160,325 (9,358)
LME Aluminum Base Metal 3 8/2023 USD 160,366 (6,975)
LME Aluminum Base Metal 5 8/2023 USD 266,938 (19,485)
LME Copper Base Metal 1 8/2023 USD 207,947 6,848
LME Copper Base Metal 1 8/2023 USD 208,096 (8,032)
LME Copper Base Metal 2 8/2023 USD 415,819 17,649
LME Copper Base Metal 4 8/2023 USD 831,687 24,533
LME Nickel Base Metal 1 8/2023 USD 122,624 (10,729)
LME Nickel Base Metal 1 8/2023 USD 122,751 (5,588)
LME Nickel Base Metal 1 8/2023 USD 122,786 (3,216)
LME Zinc Base Metal 1 8/2023 USD 59,728 (6,817)
LME Zinc Base Metal 1 8/2023 USD 59,713 (6,721)
LME Zinc Base Metal 1 8/2023 USD 59,716 (1,395)
LME Zinc Base Metal 1 8/2023 USD 59,731 (3,466)
LME Zinc Base Metal 1 8/2023 USD 59,750 3,247
LME Zinc Base Metal 2 8/2023 USD 119,425 (11,467)
LME Zinc Base Metal 2 8/2023 USD 119,448 (5,133)
Low Sulphur Gasoil 30 8/2023 USD 2,107,500 41,533
Australia 10 Year Bond 463 9/2023 AUD 35,913,639 (114,195)
Cocoa 4 9/2023 GBP 132,740 14,399
Cocoa 5 9/2023 USD 167,650 16,146
Copper 17 9/2023 USD 1,597,788 (38,330)
FTSE 100 Index 133 9/2023 GBP 12,738,348 (119,153)
FTSE/MIB Index 102 9/2023 EUR 15,784,350 377,487
Japan 10 Year Bond 18 9/2023 JPY 18,547,004 83,685
LME Aluminum Base Metal 1 9/2023 USD 53,646 (2,156)
LME Aluminum Base Metal 1 9/2023 USD 53,650 (3,652)
LME Aluminum Base Metal 1 9/2023 USD 53,775 (1,390)
LME Aluminum Base Metal 2 9/2023 USD 107,300 (6,062)
LME Aluminum Base Metal 2 9/2023 USD 107,575 19
LME Aluminum Base Metal 2 9/2023 USD 107,313 (5,420)
LME Aluminum Base Metal 4 9/2023 USD 214,375 (13,258)
LME Aluminum Base Metal 9 9/2023 USD 483,188 (27,826)
LME Copper Base Metal 1 9/2023 USD 207,938 1,309
LME Copper Base Metal 1 9/2023 USD 207,941 489
LME Copper Base Metal 1 9/2023 USD 207,888 2,010

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 9/2023 USD $ 207,975 $ (6,740)
LME Copper Base Metal 2 9/2023 USD 415,894 (1,853)
LME Copper Base Metal 5 9/2023 USD 1,039,625 5,302
LME Copper Base Metal 6 9/2023 USD 1,247,025 (46,044)
LME Copper Base Metal 18 9/2023 USD 3,742,650 (26,323)
LME Nickel Base Metal 1 9/2023 USD 123,019 (13,937)
LME Nickel Base Metal 1 9/2023 USD 122,867 (5,825)
LME Nickel Base Metal 1 9/2023 USD 123,073 (1,430)
LME Nickel Base Metal 1 9/2023 USD 122,948 (5,255)
LME Nickel Base Metal 1 9/2023 USD 123,061 (3,151)
LME Nickel Base Metal 3 9/2023 USD 369,162 (23,973)
LME Zinc Base Metal 1 9/2023 USD 59,700 330
LME Zinc Base Metal 1 9/2023 USD 59,698 731
LME Zinc Base Metal 1 9/2023 USD 59,768 2,640
LME Zinc Base Metal 2 9/2023 USD 119,388 (2,456)
LME Zinc Base Metal 2 9/2023 USD 119,507 4,464
LME Zinc Base Metal 3 9/2023 USD 179,325 (223)
LME Zinc Base Metal 5 9/2023 USD 298,656 1,204
Long Gilt 71 9/2023 GBP 8,598,611 902
MSCI Emerging Markets E-Mini Index 6 9/2023 USD 299,370 (6,966)
Nikkei 225 Index 1 9/2023 JPY 229,876 (1,456)
Silver 22 9/2023 USD 2,532,200 16,524
SPI 200 Index 80 9/2023 AUD 9,540,600 78,941
TOPIX Index 161 9/2023 JPY 25,528,813 740,343
Soybean 47 11/2023 USD 3,156,638 69,332
984,867
Short Contracts
CAC 40 10 Euro Index (112) 7/2023 EUR (9,056,698) (149,039)
FTSE Bursa Malaysia KLCI Index (13) 7/2023 MYR (191,553) 1,737
HSCEI (11) 7/2023 HKD (445,910) 1,627
LME Aluminum Base Metal (1) 7/2023 USD (52,875) 5,023
LME Aluminum Base Metal (1) 7/2023 USD (53,028) 7,891
LME Aluminum Base Metal (3) 7/2023 USD (158,695) 14,123
LME Copper Base Metal (1) 7/2023 USD (208,058) 13,640
LME Copper Base Metal (1) 7/2023 USD (208,069) 5,995
LME Copper Base Metal (1) 7/2023 USD (208,095) 12,978
LME Copper Base Metal (1) 7/2023 USD (208,089) 17,265
LME Copper Base Metal (1) 7/2023 USD (208,125) 16,460
LME Copper Base Metal (1) 7/2023 USD (208,083) 19,204
LME Copper Base Metal (1) 7/2023 USD (208,051) 10,100
LME Copper Base Metal (2) 7/2023 USD (416,126) 12,368
LME Copper Base Metal (2) 7/2023 USD (416,126) 9,919
LME Copper Base Metal (6) 7/2023 USD (1,248,563) 88,094
LME Nickel Base Metal (1) 7/2023 USD (122,364) 30,825
LME Nickel Base Metal (2) 7/2023 USD (244,154) 32,714
LME Zinc Base Metal (1) 7/2023 USD (59,623) 12,375
LME Zinc Base Metal (1) 7/2023 USD (59,694) 6,084
LME Zinc Base Metal (1) 7/2023 USD (59,650) 11,614
LME Zinc Base Metal (2) 7/2023 USD (119,288) 19,051
MSCI Singapore Index (137) 7/2023 SGD (2,926,597) 596
OMXS30 Index (403) 7/2023 SEK (8,654,784) 21,286
SGX NIFTY 50 Index (50) 7/2023 USD (1,927,900) (33,633)
WTI Crude Oil (291) 7/2023 USD (20,556,240) 198,395
100 oz Gold (41) 8/2023 USD (7,910,540) 1,492
Lean Hogs (3) 8/2023 USD (111,120) (8,538)
LME Aluminum Base Metal (1) 8/2023 USD (53,315) 2,320

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (1) 8/2023 USD $ (53,303) $ 4,294
LME Aluminum Base Metal (2) 8/2023 USD (106,968) 4,270
LME Aluminum Base Metal (2) 8/2023 USD (106,938) 3,859
LME Aluminum Base Metal (2) 8/2023 USD (107,150) 4,344
LME Aluminum Base Metal (3) 8/2023 USD (160,325) 8,845
LME Aluminum Base Metal (3) 8/2023 USD (160,366) 8,083
LME Aluminum Base Metal (5) 8/2023 USD (266,938) 20,910
LME Copper Base Metal (1) 8/2023 USD (207,947) (7,199)
LME Copper Base Metal (1) 8/2023 USD (208,096) 6,906
LME Copper Base Metal (2) 8/2023 USD (415,819) (18,199)
LME Copper Base Metal (4) 8/2023 USD (831,687) (25,198)
LME Nickel Base Metal (1) 8/2023 USD (122,751) 5,100
LME Nickel Base Metal (1) 8/2023 USD (122,624) 11,018
LME Nickel Base Metal (1) 8/2023 USD (122,786) 5,123
LME Zinc Base Metal (1) 8/2023 USD (59,716) 1,656
LME Zinc Base Metal (1) 8/2023 USD (59,713) 6,572
LME Zinc Base Metal (1) 8/2023 USD (59,731) 3,907
LME Zinc Base Metal (1) 8/2023 USD (59,728) 7,030
LME Zinc Base Metal (1) 8/2023 USD (59,750) (2,837)
LME Zinc Base Metal (2) 8/2023 USD (119,448) 5,822
LME Zinc Base Metal (2) 8/2023 USD (119,425) 11,088
Australia 3 Year Bond (92) 9/2023 AUD (6,475,418) 21,198
Canada 10 Year Bond (120) 9/2023 CAD (11,100,962) (23,278)
Coffee 'C' (3) 9/2023 USD (178,875) 32,255
Corn (78) 9/2023 USD (1,905,150) 162,689
DAX Index (31) 9/2023 EUR (13,760,905) (29,711)
DJIA CBOT E-Mini Index (1) 9/2023 USD (173,215) (3,145)
Euro STOXX 50 Index (26) 9/2023 EUR (1,255,993) (20,216)
Euro-Bobl (28) 9/2023 EUR (3,535,968) 32,719
Euro-BTP (11) 9/2023 EUR (1,394,892) (10,471)
Euro-Bund (259) 9/2023 EUR (37,806,183) 314,138
Euro-Buxl (5) 9/2023 EUR (762,312) (18,193)
Euro-OAT (13) 9/2023 EUR (1,821,715) 5,114
Euro-Schatz (78) 9/2023 EUR (8,924,161) 54,772
FTSE/JSE Top 40 Index (3) 9/2023 ZAR (113,213) (191)
KOSPI 200 Index (30) 9/2023 KRW (1,938,110) 25,492
LME Aluminum Base Metal (1) 9/2023 USD (53,646) 2,051
LME Aluminum Base Metal (1) 9/2023 USD (53,650) 3,209
LME Aluminum Base Metal (1) 9/2023 USD (53,775) 787
LME Aluminum Base Metal (2) 9/2023 USD (107,300) 6,344
LME Aluminum Base Metal (2) 9/2023 USD (107,575) (210)
LME Aluminum Base Metal (2) 9/2023 USD (107,313) 5,157
LME Aluminum Base Metal (4) 9/2023 USD (214,375) 13,713
LME Aluminum Base Metal (4) 9/2023 USD (214,750) 5,054
LME Copper Base Metal (1) 9/2023 USD (207,975) 7,672
LME Copper Base Metal (1) 9/2023 USD (207,938) (2,065)
LME Copper Base Metal (1) 9/2023 USD (207,925) (2,044)
LME Copper Base Metal (1) 9/2023 USD (207,941) (1,443)
LME Copper Base Metal (1) 9/2023 USD (207,888) (1,763)
LME Copper Base Metal (2) 9/2023 USD (415,894) 1,264
LME Copper Base Metal (5) 9/2023 USD (1,039,625) (7,963)
LME Copper Base Metal (6) 9/2023 USD (1,247,025) 41,493
LME Nickel Base Metal (1) 9/2023 USD (123,073) 1,023
LME Nickel Base Metal (1) 9/2023 USD (123,019) 11,978
LME Nickel Base Metal (1) 9/2023 USD (122,867) 6,940
LME Nickel Base Metal (1) 9/2023 USD (123,061) 1,892

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (1) 9/2023 USD $ (122,948) $ 4,969
LME Nickel Base Metal (5) 9/2023 USD (615,270) 17,524
LME Zinc Base Metal (1) 9/2023 USD (59,698) (445)
LME Zinc Base Metal (1) 9/2023 USD (59,700) (453)
LME Zinc Base Metal (1) 9/2023 USD (59,768) (2,621)
LME Zinc Base Metal (2) 9/2023 USD (119,507) (4,585)
LME Zinc Base Metal (2) 9/2023 USD (119,388) 3,346
LME Zinc Base Metal (3) 9/2023 USD (179,325) (484)
LME Zinc Base Metal (12) 9/2023 USD (716,775) (19,829)
MEX BOLSA Index (1) 9/2023 MXN (31,977) 1,040
MSCI EAFE E-Mini Index (5) 9/2023 USD (538,875) (3,304)
Russell 2000 E-Mini Index (3) 9/2023 USD (285,555) (7,124)
S&P 500 E-Mini Index (129) 9/2023 USD (28,949,213) (932,399)
S&P/TSX 60 Index (25) 9/2023 CAD (4,599,358) (59,405)
SET50 Index (332) 9/2023 THB (1,712,860) (23,079)
Sugar No. 11 (1) 9/2023 USD (25,525) 2,815
U.S. Treasury 10 Year Note (30) 9/2023 USD (3,369,375) 33,388
U.S. Treasury 2 Year Note (42) 9/2023 USD (8,542,406) 64,076
U.S. Treasury 5 Year Note (41) 9/2023 USD (4,392,766) 42,471
U.S. Treasury Long Bond (16) 9/2023 USD (2,034,000) (6,556)
U.S. Treasury Ultra Bond (13) 9/2023 USD (1,776,125) (23,730)
Wheat (23) 9/2023 USD (748,650) (11,006)
3 Month Canadian Bankers Acceptance (18) 12/2023 CAD (3,209,190) 12,618
3 Month Euro Euribor (9) 12/2023 EUR (2,357,360) 5,695
90-Day Australian Bank Bill (22) 12/2023 AUD (14,487,052) 9,609
90-Day New Zealand Bill (4) 12/2023 NZD (2,419,953) 774
Cotton No. 2 (12) 12/2023 USD (482,220) 7,485
Soybean Meal (4) 12/2023 USD (158,920) (10,419)
Soybean Oil (2) 12/2023 USD (70,764) (8,133)
3 Month Canadian Bankers Acceptance (17) 3/2024 CAD (3,034,271) 17,694
3 Month Euro Euribor (9) 3/2024 EUR (2,358,097) 8,014
3 Month SOFR (9) 3/2024 USD (2,129,625) 8,623
3 Month SONIA (7) 3/2024 GBP (2,084,261) 21,818
90-Day Australian Bank Bill (22) 3/2024 AUD (14,487,052) 13,707
90-Day New Zealand Bill (3) 3/2024 NZD (1,815,185) 741
3 Month Canadian Bankers Acceptance (18) 6/2024 CAD (3,219,891) 17,532
3 Month Euro Euribor (9) 6/2024 EUR (2,361,289) 9,643
3 Month SOFR (9) 6/2024 USD (2,135,138) 11,059
3 Month SONIA (7) 6/2024 GBP (2,084,483) 22,275
90-Day Australian Bank Bill (20) 6/2024 AUD (13,171,973) 14,275
90-Day New Zealand Bill (3) 6/2024 NZD (1,816,201) 1,059
3 Month Canadian Bankers Acceptance (18) 9/2024 CAD (3,231,100) 9,209
3 Month Euro Euribor (8) 9/2024 EUR (2,103,070) 8,403
3 Month SARON (1) 9/2024 CHF (273,518) 175
3 Month SOFR (8) 9/2024 USD (1,905,100) 11,922
3 Month SONIA (7) 9/2024 GBP (2,087,261) 32,629
90-Day Australian Bank Bill (20) 9/2024 AUD (13,176,470) 12,893
3 Month Euro Euribor (8) 12/2024 EUR (2,107,435) 6,324
3 Month SARON (1) 12/2024 CHF (273,686) 206
3 Month SOFR (8) 12/2024 USD (1,913,000) 11,408
3 Month SONIA (7) 12/2024 GBP (2,091,928) 29,885
3 Month Euro Euribor (8) 3/2025 EUR (2,110,817) 4,615
3 Month SOFR (8) 3/2025 USD (1,919,900) 9,363
3 Month SONIA (7) 3/2025 GBP (2,096,929) 25,285
3 Month Euro Euribor (8) 6/2025 EUR (2,113,764) 5,189
3 Month SOFR (9) 6/2025 USD (2,165,175) 8,529

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SONIA (7) 6/2025 GBP $ (2,101,707) $ 29,545
3 Month SOFR (9) 9/2025 USD (2,168,438) 6,703
3 Month SONIA (7) 9/2025 GBP (2,106,486) 15,323
549,905
$ 1,534,772
Forward foreign currency exchange contracts outstanding as of June 30, 2023:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 9,990,502 USD 6,572,872 CITI 9/20/2023 $ 97,009
AUD 9,990,498 USD 6,572,837 JPMC 9/20/2023 97,039
BRL 10,197,304 USD 2,023,146 CITI
**
9/20/2023 76,667
BRL 10,197,304 USD 2,023,135 JPMC
**
9/20/2023 76,677
CAD 4,170,500 USD 3,124,469 CITI 9/20/2023 27,542
CAD 4,170,500 USD 3,124,453 JPMC 9/20/2023 27,558
CHF 193,000 USD 216,936 CITI 9/20/2023 485
CHF 193,000 USD 216,934 JPMC 9/20/2023 486
CLP 10,956,126 USD 13,409 CITI
**
9/20/2023 128
CLP 10,956,124 USD 13,409 JPMC
**
9/20/2023 128
CZK 1,500,000 USD 67,902 CITI 9/20/2023 717
CZK 1,500,000 USD 67,901 JPMC 9/20/2023 717
EUR 27,231,005 USD 29,347,268 CITI 9/20/2023 483,862
EUR 27,230,995 USD 29,347,111 JPMC 9/20/2023 484,008
GBP 6,820,508 USD 8,485,201 CITI 9/20/2023 178,644
GBP 6,820,492 USD 8,485,139 JPMC 9/20/2023 178,688
HUF 5,000,000 USD 14,032 CITI 9/20/2023 334
HUF 5,000,000 USD 14,032 JPMC 9/20/2023 334
INR 82,731,504 USD 997,247 CITI
**
9/20/2023 8,130
INR 82,731,496 USD 997,242 JPMC
**
9/20/2023 8,136
KRW 318,221,436 USD 241,723 CITI
**
9/20/2023 808
KRW 318,221,436 USD 241,723 JPMC
**
9/20/2023 808
MXN 25,005,502 USD 1,387,410 CITI 9/20/2023 51,828
MXN 25,005,498 USD 1,387,402 JPMC 9/20/2023 51,834
NOK 26,172,502 USD 2,422,983 CITI 9/20/2023 22,062
NOK 26,172,498 USD 2,422,970 JPMC 9/20/2023 22,075
NZD 137,500 USD 83,495 CITI 9/20/2023 861
NZD 137,500 USD 83,494 JPMC 9/20/2023 862
PHP 5,000,000 USD 89,800 CITI
**
9/20/2023 475
PHP 5,000,000 USD 89,799 JPMC
**
9/20/2023 475
PLN 6,033,001 USD 1,429,176 CITI 9/20/2023 48,901
PLN 6,032,999 USD 1,429,169 JPMC 9/20/2023 48,906
SEK 74,813,627 USD 6,909,877 CITI 9/20/2023 52,856
SEK 74,813,623 USD 6,909,842 JPMC 9/20/2023 52,890
USD 17,176 AUD 25,000 CITI 9/20/2023 485
USD 17,176 AUD 25,000 JPMC 9/20/2023 486
USD 3,037 CAD 4,000 CITI 9/20/2023 13
USD 3,037 CAD 4,000 JPMC 9/20/2023 13
USD 62,273 CHF 55,000 CITI 9/20/2023 314
USD 62,273 CHF 55,000 JPMC 9/20/2023 314
USD 104,551 CNY 735,774 CITI
**
9/20/2023 2,672
USD 104,552 CNY 735,775 JPMC
**
9/20/2023 2,672

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 6,467,598 EUR 5,858,500 CITI 9/20/2023 $ 49,704
USD 6,467,630 EUR 5,858,500 JPMC 9/20/2023 49,737
USD 3,208 GBP 2,500 CITI 9/20/2023 32
USD 3,208 GBP 2,500 JPMC 9/20/2023 32
USD 215,452 HKD 1,682,500 CITI 9/20/2023 352
USD 215,453 HKD 1,682,500 JPMC 9/20/2023 353
USD 33,806 IDR 505,151,003 CITI
**
9/20/2023 263
USD 33,811 IDR 505,150,997 JPMC
**
9/20/2023 268
USD 1,191,861 ILS 4,380,989 CITI 9/20/2023 6,428
USD 1,191,866 ILS 4,380,987 JPMC 9/20/2023 6,434
USD 23,376,645 JPY 3,217,246,516 CITI 9/20/2023 805,646
USD 23,376,761 JPY 3,217,246,492 JPMC 9/20/2023 805,763
USD 605,617 KRW 783,049,062 CITI
**
9/20/2023 8,820
USD 605,620 KRW 783,049,060 JPMC
**
9/20/2023 8,826
USD 86,427 MXN 1,500,000 CITI 9/20/2023 92
USD 86,427 MXN 1,500,000 JPMC 9/20/2023 92
USD 73,996 NOK 774,000 CITI 9/20/2023 1,688
USD 73,996 NOK 774,000 JPMC 9/20/2023 1,689
USD 779,094 SEK 8,328,253 CITI 9/20/2023 4,002
USD 779,097 SEK 8,328,247 JPMC 9/20/2023 4,006
USD 2,050,704 SGD 2,758,000 CITI 9/20/2023 5,301
USD 2,050,721 SGD 2,758,000 JPMC 9/20/2023 5,318
USD 1,086,177 TWD 33,190,000 CITI
**
9/20/2023 18,018
USD 1,086,183 TWD 33,190,000 JPMC
**
9/20/2023 18,024
USD 266,103 ZAR 5,000,000 CITI 9/20/2023 2,549
USD 266,105 ZAR 5,000,000 JPMC 9/20/2023 2,550
ZAR 2,859,003 USD 143,415 CITI 9/20/2023 7,286
ZAR 2,858,997 USD 143,414 JPMC 9/20/2023 7,287
Total unrealized appreciation 3,930,459
AUD 8,779,501 USD 5,964,296 CITI 9/20/2023 (102,907)
AUD 8,779,499 USD 5,964,265 JPMC 9/20/2023 (102,877)
BRL 1,829,000 USD 377,865 CITI
**
9/20/2023 (1,241)
BRL 1,829,000 USD 377,864 JPMC
**
9/20/2023 (1,239)
CAD 4,869,004 USD 3,699,571 CITI 9/20/2023 (19,640)
CAD 4,868,996 USD 3,699,547 JPMC 9/20/2023 (19,621)
CHF 83,500 USD 94,194 CITI 9/20/2023 (129)
CHF 83,500 USD 94,194 JPMC 9/20/2023 (128)
CLP 32,868,377 USD 40,885 CITI
**
9/20/2023 (277)
CLP 32,868,373 USD 40,885 JPMC
**
9/20/2023 (275)
CNY 4,034,950 USD 568,498 CITI
**
9/20/2023 (9,797)
CNY 4,034,946 USD 568,494 JPMC
**
9/20/2023 (9,795)
DKK 978,000 USD 144,120 CITI 9/20/2023 (98)
DKK 978,000 USD 144,120 JPMC 9/20/2023 (97)
EUR 198,500 USD 217,855 CITI 9/20/2023 (401)
EUR 198,500 USD 217,854 JPMC 9/20/2023 (401)
GBP 1,363,500 USD 1,742,360 CITI 9/20/2023 (10,354)
GBP 1,363,500 USD 1,742,351 JPMC 9/20/2023 (10,346)
HUF 25,000,000 USD 72,765 CITI 9/20/2023 (933)
HUF 25,000,000 USD 72,765 JPMC 9/20/2023 (933)
INR 20,000,000 USD 243,242 CITI
**
9/20/2023 (197)
INR 20,000,000 USD 243,241 JPMC
**
9/20/2023 (195)
JPY 45,000,000 USD 327,559 CITI 9/20/2023 (11,856)
JPY 45,000,000 USD 327,558 JPMC 9/20/2023 (11,854)
KRW 1,230,369,064 USD 959,357 CITI
**
9/20/2023 (21,638)
KRW 1,230,369,062 USD 959,352 JPMC
**
9/20/2023 (21,632)
NOK 18,000,000 USD 1,715,322 CITI 9/20/2023 (33,754)
NOK 18,000,000 USD 1,715,313 JPMC 9/20/2023 (33,746)
NZD 167,000 USD 102,731 CITI 9/20/2023 (277)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NZD 167,000 USD 102,730 JPMC 9/20/2023 $ (276)
SEK 27,437,876 USD 2,563,458 CITI 9/20/2023 (9,877)
SEK 27,437,874 USD 2,563,445 JPMC 9/20/2023 (9,864)
SGD 1,837,000 USD 1,366,434 CITI 9/20/2023 (4,068)
SGD 1,837,000 USD 1,366,427 JPMC 9/20/2023 (4,061)
TWD 11,234,502 USD 369,370 CITI
**
9/20/2023 (7,807)
TWD 11,234,498 USD 369,368 JPMC
**
9/20/2023 (7,805)
USD 649,721 AUD 986,501 CITI 9/20/2023 (8,888)
USD 649,723 AUD 986,499 JPMC 9/20/2023 (8,886)
USD 625,269 BRL 3,150,706 CITI
**
9/20/2023 (23,519)
USD 625,272 BRL 3,150,704 JPMC
**
9/20/2023 (23,516)
USD 7,072,816 CAD 9,568,507 CITI 9/20/2023 (158,941)
USD 7,071,409 CAD 9,568,493 JPMC 9/20/2023 (160,337)
USD 19,710,010 CHF 17,682,009 CITI 9/20/2023 (209,319)
USD 19,710,088 CHF 17,681,991 JPMC 9/20/2023 (209,220)
USD 33,425 COP 149,134,502 CITI
**
9/20/2023 (1,565)
USD 33,423 COP 149,134,497 JPMC
**
9/20/2023 (1,567)
USD 210,665 CZK 4,649,002 CITI 9/20/2023 (2,008)
USD 210,666 CZK 4,648,998 JPMC 9/20/2023 (2,007)
USD 226,210 DKK 1,558,000 CITI 9/20/2023 (3,225)
USD 226,211 DKK 1,558,000 JPMC 9/20/2023 (3,224)
USD 3,066,506 EUR 2,826,504 CITI 9/20/2023 (29,883)
USD 3,066,512 EUR 2,826,496 JPMC 9/20/2023 (29,868)
USD 373,621 GBP 299,002 CITI 9/20/2023 (6,190)
USD 373,618 GBP 298,998 JPMC 9/20/2023 (6,188)
USD 889,799 HUF 315,903,502 CITI 9/20/2023 (17,882)
USD 889,803 HUF 315,903,498 JPMC 9/20/2023 (17,878)
USD 550,398 ILS 2,042,012 CITI 9/20/2023 (2,141)
USD 550,401 ILS 2,042,012 JPMC 9/20/2023 (2,138)
USD 661,878 INR 54,879,004 CITI
**
9/20/2023 (5,028)
USD 661,881 INR 54,878,996 JPMC
**
9/20/2023 (5,025)
USD 558,405 JPY 80,000,000 CITI 9/20/2023 (2,845)
USD 558,408 JPY 80,000,000 JPMC 9/20/2023 (2,842)
USD 1,455,495 KRW 1,914,001,440 CITI
**
9/20/2023 (3,248)
USD 1,455,502 KRW 1,914,001,438 JPMC
**
9/20/2023 (3,244)
USD 372,278 MXN 6,500,000 CITI 9/20/2023 (1,842)
USD 372,280 MXN 6,500,000 JPMC 9/20/2023 (1,840)
USD 4,711,962 NOK 51,997,004 CITI 9/20/2023 (145,618)
USD 4,711,985 NOK 51,996,996 JPMC 9/20/2023 (145,595)
USD 7,772,240 NZD 12,833,007 CITI 9/20/2023 (100,768)
USD 7,772,271 NZD 12,832,993 JPMC 9/20/2023 (100,729)
USD 234,019 PHP 13,176,502 CITI
**
9/20/2023 (3,882)
USD 234,020 PHP 13,176,498 JPMC
**
9/20/2023 (3,880)
USD 30,538 PLN 126,500 CITI 9/20/2023 (454)
USD 30,538 PLN 126,500 JPMC 9/20/2023 (454)
USD 989,717 SEK 10,713,250 CITI 9/20/2023 (7,340)
USD 989,722 SEK 10,713,250 JPMC 9/20/2023 (7,335)
USD 2,404,142 ZAR 47,447,502 CITI 9/20/2023 (96,858)
USD 2,404,154 ZAR 47,447,498 JPMC 9/20/2023 (96,845)
ZAR 12,500,000 USD 666,066 CITI 9/20/2023 (7,179)
ZAR 12,500,000 USD 666,062 JPMC 9/20/2023 (7,176)
Total unrealized depreciation (2,148,813)
Net unrealized appreciation $ 1,781,646
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
Collateral pledged to, or (received from), each counterparty at June 30, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 6,272,498 $ 6,272,498
CITG
Cash – 3,479,453 3,479,453
CITI
Cash (746,756) – (746,756)
Investment Companies 1,261,217 – 1,261,217
GSCO
Cash – 1,290,174 1,290,174
GSIN
Investment Companies 23,008 – 23,008
JPMC
Investment Companies 1,381,220 – 1,381,220
JPMS
Cash – 5,197,202 5,197,202
MLIN
Cash 680,000 – 680,000
MSCS
Cash (10,397) – (10,397)
U.S. Treasury Bills 2,292,813 – 2,292,813
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 3,299,572 $ 3,299,572
JPPC
Cash – 193,643 193,643
MSCL
Cash – 377,566 377,566

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 109.2%
COMMON STOCKS - 10.7%
Banks - 0.1%
Patriot National Bancorp, Inc. * 120,629 1,031,378
Beverages - 0.0% (a)
Brown-Forman Corp., Class B 5,216 348,324
Biotechnology - 1.4%
Horizon Therapeutics plc * 231,127 23,771,412
Capital Markets - 6.0%
Accretion Acquisition Corp. *(b)
99,000 1,030,590
Achari Ventures Holdings Corp. I
(2)*(b) 21,454 230,201
Acri Capital Acquisition Corp. *(b)
54,996 593,957
Aetherium Acquisition Corp., Class
A (2)*(b) 67,895 712,898
Alset Capital Acquisition Corp.,
Class A *(b) 41,189 448,960
AltC Acquisition Corp., Class A *(b)
305,297 3,184,248
Apeiron Capital Investment Corp.,
Class A (2)*(b)(c) 24,551 258,031
Aquaron Acquisition Corp. *(b)
35,605 369,580
Armada Acquisition Corp. I *(b)
92,750 973,875
Artemis Strategic Investment
Corp., Class A *(b) 204,800 2,179,072
Athena Consumer Acquisition
Corp., Class A (2)*(b) 75,566 780,975
AxonPrime Infrastructure
Acquisition Corp., Class A *(b) 234,165 2,409,558
Bannix Acquisition Corp. (2)*(b)
26,277 274,595
Banyan Acquisition Corp., Class A
(2)*(b) 100,000 1,039,000
Banyan Acquisition Corp., Class
B (acquired 4/28/2023, Cost $–)
(3)*(b)(d)(e) 25,000 –
Beard Energy Transition Acquisition
Corp., Class A *(b) 67,114 705,368
Bellevue Life Sciences Acquisition
Corp. (2)*(b) 25,053 257,044
Better World Acquisition Corp.
(2)*(b) 35,583 387,143
Bite Acquisition Corp. *(b)
18,753 193,719
Broad Capital Acquisition Corp.
(2)*(b) 69,739 746,207
BurTech Acquisition Corp., Class
A (2)*(b) 116,029 1,211,343
byNordic Acquisition Corp.
(Sweden) *(b) 138,414 1,465,804
C5 Acquisition Corp., Class A *(b)
156,955 1,671,571
Cetus Capital Acquisition Corp.
(Taiwan) (2)*(b) 126,232 1,295,140
CF Acquisition Corp. VII, Class A
*(b) 146,292 1,558,010
Churchill Capital Corp. VI, Class
A *(b) 67,203 692,191
Churchill Capital Corp. VII, Class
A *(b) 408,312 4,213,780
Clean Earth Acquisitions Corp.,
Class A *(b) 66,851 700,599
INVESTMENTS SHARES VALUE ($)
Capital Markets - 6.0% (continued)
Concord Acquisition Corp. II, Class
A *(b) 185,094 1,899,064
Concord Acquisition Corp. III, Class
A *(b) 100,000 1,040,000
Concord Acquisition Corp. III, Class
B (acquired 5/11/2023, Cost $–)
(3)*(b)(d)(e) 25,000 –
Conyers Park III Acquisition Corp.,
Class A (2)*(b) 544,111 5,555,373
Crixus BH3 Acquisition Co., Class
A (2)*(b) 84,579 877,084
DA32 Life Science Tech Acquisition
Corp., Class A *(b) 162,467 1,666,911
Data Knights Acquisition Corp.,
Class A (United Kingdom) *(b) 50,667 554,297
Deep Medicine Acquisition Corp.,
Class A *(b) 51,423 591,365
Digital Health Acquisition Corp. *(b)
48,428 559,343
Digital Transformation
Opportunities Corp., Class A *(b) 32,013 330,374
Direct Selling Acquisition Corp.,
Class A (2)*(b) 102,582 1,090,447
dMY Squared Technology Group,
Inc., Class A *(b) 12,280 126,128
DUET Acquisition Corp., Class A
(2)*(b) 73,788 775,512
EF Hutton Acquisition Corp. I *(b)
34,096 354,257
Everest Consolidator Acquisition
Corp. *(b) 131,016 1,395,320
ExcelFin Acquisition Corp., Class
A *(b) 186,114 1,933,724
ExcelFin Acquisition Corp., Class
B (acquired 4/28/2023, Cost $–)
(3)*(b)(d)(e) 46,529 –
Feutune Light Acquisition Corp.,
Class A *(b) 66,386 698,381
FG Merger Corp. *(b)
98,184 1,038,787
Financial Strategies Acquisition
Corp. (3)*(b)(d) 18,686 203,677
Fintech Ecosystem Development
Corp., Class A (2)*(b) 10,730 113,309
First Light Acquisition Group, Inc.,
Class A *(b) 40,464 424,467
Fortune Rise Acquisition Corp.
(2)*(b) 55,589 598,138
Four Leaf Acquisition Corp., Class
A *(b) 111,000 1,144,410
FTAC Emerald Acquisition Corp.,
Class A *(b) 362,499 3,755,490
FTAC Zeus Acquisition Corp.,
Class A *(b) 320,427 3,340,451
FutureTech II Acquisition Corp.,
Class A *(b) 38,964 416,915
Gardiner Healthcare Acquisitions
Corp. (2)*(b) 19,575 208,474
Genesis Unicorn Capital Corp.,
Class A *(b) 67,549 726,152
GigCapital5, Inc. *(b)
123,100 1,311,015
Global Blockchain Acquisition
Corp. *(b) 161,196 1,699,006

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 6.0% (continued)
Global Star Acquisition, Inc., Class
A *(b) 50,064 523,669
Globalink Investment, Inc. *(b)
21,708 229,562
Goldenstone Acquisition Ltd.
(2)*(b) 32,200 340,032
GSR II Meteora Acquisition Corp.,
Class A (2)*(b) 244,186 2,558,093
Hawks Acquisition Corp., Class A
*(b) 91,460 937,465
Healthwell Acquisition Corp. I,
Class A *(b) 23,723 243,872
HNR Acquisition Corp. *(b)
49,014 520,529
Home Plate Acquisition Corp.,
Class A (2)*(b) 41,016 418,363
Home Plate Acquisition Corp.,
Class B (acquired 4/26/2023, Cost
$–) (3)*(b)(d)(e) 8,203 –
Inception Growth Acquisition Ltd.
*(b) 140,846 1,458,460
Inception Growth Acquisition Ltd.,
Class B (acquired 4/26/2023, Cost
$–) (3)*(b)(d)(e) 33,755 –
Industrial Tech Acquisitions II, Inc.,
Class A (2)*(b) 32,128 335,416
Insight Acquisition Corp., Class A
(2)*(b) 50,340 523,536
Integral Acquisition Corp. 1, Class
A *(b) 32,101 336,740
Juniper II Corp., Class A *(b)
150,000 1,558,695
Jupiter Acquisition Corp., Class A
(2)*(b) 59,039 605,150
KnightSwan Acquisition Corp.,
Class A *(b) 137,971 1,458,353
Learn CW Investment Corp., Class
A (2)*(b) 26,704 280,125
LF Capital Acquisition Corp. II *(b)
130,138 1,389,874
Live Oak Crestview Climate
Acquisition Corp., Class A *(b) 182,220 1,867,755
Mercato Partners Acquisition Corp.,
Class A (2)*(b) 54,767 575,601
Metal Sky Star Acquisition Corp.
*(b) 17,504 192,367
Minority Equality Opportunities
Acquisition, Inc., Class A (2)*(b) 40,202 448,252
Mobiv Acquisition Corp., Class A
*(b) 101,917 1,077,263
Monterey Capital Acquisition Corp.,
Class A (2)*(b) 71,394 746,781
Monterey Innovation Acquisition
Corp. *(b) 8,700 95,265
Murphy Canyon Acquisition Corp.,
Class A (2)*(b) 29,168 310,348
Northern Trust Corp.
3,994 296,115
NorthView Acquisition Corp. (2)*(b)
22,823 237,816
Nubia Brand International Corp.,
Class A *(b) 81,052 863,204
OPY Acquisition Corp. I, Class A
(2)*(b) 41,286 422,769
Papaya Growth Opportunity Corp.
I, Class A *(b) 5,815 61,639
INVESTMENTS SHARES VALUE ($)
Capital Markets - 6.0% (continued)
Phoenix Biotech Acquisition Corp.,
Class A *(b) 46,808 505,526
PHP Ventures Acquisition Corp.,
Class A (Malaysia) *(b) 29,400 315,168
Pivotal Investment Corp. III, Class
A (2)*(b) 48,926 491,706
Pivotal Investment Corp. III, Class
B (acquired 4/26/2023, Cost $–)
(3)*(b)(d)(e) 12,232 –
Plutonian Acquisition Corp. *(b)
15,166 157,499
Prime Number Acquisition I Corp.,
Class A *(b) 35,700 376,278
PROOF Acquisition Corp. I, Class
A (2)*(b) 136,709 1,440,913
Qomolangma Acquisition Corp. *(b)
23,684 246,787
Redwoods Acquisition Corp. (2)*(b)
46,009 481,254
Revelstone Capital Acquisition
Corp., Class A (2)*(b) 30,874 319,237
RF Acquisition Corp., Class A
(Singapore) (2)*(b) 57,107 597,339
Sagaliam Acquisition Corp., Class
A *(b) 31,501 355,961
Schultze Special Purpose
Acquisition Corp. II, Class A *(b) 63,730 667,253
Seaport Global Acquisition II Corp.,
Class A (2)*(b) 73,418 764,281
ShoulderUp Technology Acquisition
Corp., Class A (2)*(b) 100,000 1,041,000
ShoulderUp Technology Acquisition
Corp., Class B (acquired
5/11/2023, Cost $–) (3)*(b)(d)(e) 25,000 –
SilverBox Corp. III, Class A *(b)
107,214 1,083,934
Sizzle Acquisition Corp. *(b)
60,872 650,417
Springwater Special Situations
Corp. *(b) 97,336 1,006,454
TLG Acquisition One Corp., Class
A (2)*(b) 159,106 1,681,750
Trailblazer Merger Corp. I (2)*(b)
149,105 1,517,889
Viscogliosi Brothers Acquisition
Corp. *(b) 52,960 557,669
Vision Sensing Acquisition Corp.,
Class A (2)*(b) 51,216 545,963
Welsbach Technology Metals
Acquisition Corp. (2)*(b) 9,289 98,556
Western Acquisition Ventures Corp.
*(b) 7,855 81,064
Yotta Acquisition Corp. *(b)
45,002 471,621
Zalatoris Acquisition Corp., Class
A *(b) 109,920 1,137,672
101,517,630
Chemicals - 1.0%
Chr Hansen Holding A/S
(Denmark) (2) 233,569 16,237,380
Diversey Holdings Ltd. *
99,010 830,694
17,068,074
Distributors - 0.8%
Uni-Select, Inc. (Canada) * 384,750 13,664,833

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Energy Equipment & Services - 0.0% (a)
Drilling Tools International Corp. * 4,066 17,728
Financial Services - 0.8%
EXOR NV (Netherlands) (2)
19,073 1,702,733
Home Capital Group, Inc., Class B
(Canada) 380,480 12,381,576
14,084,309
Hotels, Restaurants & Leisure - 0.4%
Booking Holdings, Inc. *(c) 2,794 7,544,722
Media - 0.0% (a)
Paramount Global, Class B 13,760 218,922
Pharmaceuticals - 0.0% (a)
Pacira BioSciences, Inc. * 779 31,215
Real Estate Management & Development - 0.1%
Zillow Group, Inc., Class A * 42,000 2,066,400
Software - 0.1%
SimCorp A/S (Denmark) (2) 14,964 1,585,322
TOTAL COMMON STOCKS
(Cost $175,245,864) 182,950,269
PREFERRED STOCKS - 0.2%
Entertainment - 0.2%
AMC Entertainment Holdings, Inc.,
*(f)
(Cost $3,392,822) 2,230,857 3,881,691
CLOSED-END FUNDS - 6.4%
abrdn Emerging Markets Equity (c)
10,379 53,867
abrdn Global Dynamic Dividend
Fund (c) 42,706 407,415
abrdn Global Infrastructure In
23,107 411,074
abrdn Total Dynamic Dividend
Fund 144,137 1,190,572
Adams Diversified Equity Fund,
Inc. 79,687 1,339,538
Adams Natural Resources Fund,
Inc. (c) 52,152 1,085,805
AllianceBernstein National
Municipal Income Fund, Inc. (c) 91,554 982,374
Allspring Income Opportunities
93,859 605,391
Allspring Multi-Sector Income
12,307 113,963
Apollo Senior Floating Rate Fund,
Inc. (c) 43,870 566,362
Apollo Tactical Income Fund, Inc.
(c) 28,093 356,500
Ares Dynamic Credit Allocation
Fund, Inc. (c) 69,394 855,628
Bancroft Fund Ltd.
9,455 161,586
Barings Global Short Duration High
Yield Fund 25,027 326,352
BlackRock California Municipal
Income Trust 11,134 132,049
BlackRock Corporate High Yield
Fund, Inc. 30,580 272,774
BlackRock Credit Allocation
Income Trust (c) 78,767 799,485
INVESTMENTS SHARES VALUE ($)
CLOSED-END FUNDS - 6.4% (continued)
BlackRock Debt Strategies Fund,
Inc. 70,160 686,866
BlackRock Energy and Resources
Trust (c) 32,669 393,335
BlackRock Enhanced Global
Dividend Trust (c) 106,012 1,067,541
BlackRock Enhanced International
Dividend Trust (c) 170,538 927,727
BlackRock Floating Rate Income
Strategies Fund, Inc. (c) 43,732 533,968
BlackRock Floating Rate Income
Trust (c) 46,774 545,385
BlackRock Health Sciences Term
Trust 10,477 172,032
BlackRock Innovation and Growth
Term Trust 130,429 1,023,868
Blackrock Investment Quality
Municipal Trust, Inc. (The) 32,581 378,917
BlackRock Municipal 2030 Target
Term Trust 12,121 251,874
BlackRock Municipal Income Fund,
Inc. (c) 130,179 1,489,248
BlackRock Municipal Income
Quality Trust (c) 56,601 636,761
BlackRock Municipal Income Trust
(c) 131,579 1,307,895
BlackRock Municipal Income Trust
II (c) 121,523 1,265,054
BlackRock MuniHoldings California
Quality Fund, Inc. (c) 144,735 1,570,375
BlackRock MuniHoldings Fund,
Inc. (c) 118,729 1,380,818
BlackRock MuniHoldings New
Jersey Quality Fund, Inc. (c) 101,889 1,138,100
BlackRock MuniHoldings New York
Quality Fund, Inc. (c) 70,203 735,727
BlackRock MuniHoldings Quality
Fund II, Inc. (c) 56,795 551,479
BlackRock MuniVest Fund II, Inc.
(c) 59,526 632,761
BlackRock MuniVest Fund, Inc. (c)
161,478 1,086,747
BlackRock MuniYield Fund, Inc. (c)
105,026 1,096,471
BlackRock MuniYield Michigan
Quality Fund, Inc. (c) 58,947 651,364
BlackRock MuniYield New York
Quality Fund, Inc. (c) 93,191 944,025
BlackRock MuniYield Pennsylvania
Quality Fund (c) 30,957 361,887
BlackRock MuniYield Quality Fund
II, Inc. (c) 36,150 363,669
BlackRock MuniYield Quality Fund
III, Inc. (c) 131,858 1,442,527
BlackRock MuniYield Quality Fund,
Inc. (c) 120,502 1,394,208
BlackRock New York Municipal
Income Trust (c) 72,272 747,292
BlackRock Resources &
Commodities Strategy Trust 124,140 1,125,950
BlackRock Science and
Technology Term Trust 61,890 1,120,828

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
CLOSED-END FUNDS - 6.4% (continued)
Blackstone Long-Short Credit
Income Fund (c) 54,813 621,579
Blackstone Senior Floating Rate
2027 Term Fund 43,505 557,734
Blackstone Strategic Credit 2027
Term Fund 111,582 1,219,591
BNY Mellon Municipal Income, Inc.
71,921 452,383
BNY Mellon Strategic Municipal
Bond Fund, Inc. 137,979 786,480
BNY Mellon Strategic Municipals,
Inc. 96,537 600,460
Calamos Global Dynamic Income
Fund 57,864 348,341
Calamos Long
27,175 420,397
CBRE Global Real Estate Income
Fund 221,375 1,157,791
Central Securities Corp.
8,104 295,877
Clough Global Equity Fund
71,317 445,018
Clough Global Opportunities Fund
51,331 257,168
Cohen & Steers Ltd. Duration
Preferred and Income Fund, Inc. 20,983 381,891
Cohen & Steers Tax-Advantaged
Preferred Securities & Income
Fund 19,383 337,846
Delaware Investments National
Municipal Income Fund 13,546 136,002
DWS Municipal Income Trust
74,064 637,691
DWS Strategic Municipal Income
Trust 98 832
Eaton Vance California Municipal
Bond Fund 80,375 715,337
Eaton Vance Floating-Rate Income
Trust 69,751 814,692
Eaton Vance Ltd. Duration Income
Fund 144,099 1,348,767
Eaton Vance Municipal Bond Fund
140,527 1,398,244
Eaton Vance Municipal Income
Trust 93,239 927,728
Eaton Vance New York Municipal
Bond Fund 36,102 339,359
Eaton Vance Senior Floating-Rate
Trust 66,098 776,652
Eaton Vance Senior Income Trust
5,991 32,711
Eaton Vance Short Duration
Diversified Income Fund 6,712 65,845
Ellsworth Growth and Income Fund
Ltd. 58,359 501,887
Federated Hermes Premier
Municipal Income Fund 43,986 467,571
First Trust Energy Income and
Growth Fund 39,791 554,289
First Trust High Income Long
24,664 282,156
First Trust High Yield Opportunities
2027 Term Fund 36,962 507,119
First Trust Senior Floating Rate
Income Fund II 82,381 815,572
Flaherty & Crumrine Preferred and
Income Fund, Inc. 896 8,835
Flaherty & Crumrine Preferred and
Income Opportunity Fund, Inc. 3,916 31,367
INVESTMENTS SHARES VALUE ($)
CLOSED-END FUNDS - 6.4% (continued)
Flaherty & Crumrine Preferred and
Income Securities Fund, Inc. 8,255 113,424
Flaherty & Crumrine Total Return
Fund, Inc. 6,162 88,548
Franklin Ltd. Duration Income Trust
152,626 943,229
Gabelli Dividend & Income Trust
(The) 74,294 1,569,832
Gabelli Global Small and Mid Cap
Value Trust (The) 2,363 28,317
Gabelli Healthcare & WellnessRx
Trust (The) 29,907 297,874
GDL Fund (The)
12,486 97,953
General American Investors Co.,
Inc. 10,728 447,572
Highland Global Allocation Fund
17,620 152,413
Highland Opportunities and Income
Fund 122,103 1,102,590
Insight Select Income Fund
18,545 290,022
Invesco Advantage Municipal
Income Trust II 84,352 709,400
Invesco California Value Municipal
Income Trust 121,264 1,161,709
Invesco Municipal Opportunity
Trust 125,942 1,191,411
Invesco Municipal Trust
118,193 1,114,560
Invesco Pennsylvania Value
Municipal Income Trust 40,447 398,807
Invesco Quality Municipal Income
Trust 108,657 1,038,761
Invesco Trust for Investment Grade
Municipals 100,899 979,729
Invesco Trust for Investment Grade
New York Municipals 37,100 379,162
Invesco Value Municipal Income
Trust 70,411 832,258
John Hancock Hedged Equity &
Income Fund 275 2,965
John Hancock Income Securities
Trust 6,908 74,399
KKR Income Opportunities Fund
73,110 848,807
Lazard Global Total Return and
Income Fund, Inc. 12,605 196,764
LMP Capital and Income Fund, Inc.
23,474 300,702
MainStay CBRE Global
Infrastructure Megatrends Fund 9,749 133,561
MFS Municipal Income Trust
99,454 507,215
Neuberger Berman High Yield
Strategies Fund, Inc. 3,502 26,230
Neuberger Berman Municipal
Fund, Inc. 50,474 518,873
Neuberger Berman Next
Generation Connectivity Fund, Inc. 14,580 159,068
New America High Income Fund,
Inc. (The) 56,876 378,225
New Germany Fund, Inc. (The)
9,148 82,149
Nuveen AMT-Free Municipal Credit
Income Fund 187,548 2,194,312
Nuveen AMT-Free Municipal Value
Fund 3,330 45,721

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
CLOSED-END FUNDS - 6.4% (continued)
Nuveen AMT-Free Quality
Municipal Income Fund 212,531 2,322,964
Nuveen Arizona Quality Municipal
Income Fund 8,129 87,387
Nuveen California AMT-Free
Quality Municipal Income Fund 90,068 1,039,385
Nuveen California Quality
Municipal Income Fund 153,612 1,677,443
Nuveen Credit Strategies Income
Fund 181,405 916,095
Nuveen Dow 30sm Dynamic
Overwrite Fund 19,979 281,904
Nuveen Floating Rate Income
Opportunity Fund 144,345 1,125,891
Nuveen Massachusetts Quality
Municipal Income Fund 5,237 54,674
Nuveen Multi-Asset Income Fund
35,390 412,647
Nuveen Municipal Credit Income
Fund 221,878 2,587,097
Nuveen New Jersey Quality
Municipal Income Fund 79,232 908,791
Nuveen New York AMT-Free
Quality Municipal Income Fund 118,071 1,222,035
Nuveen New York Quality
Municipal Income Fund 68,129 732,387
Nuveen Pennsylvania Quality
Municipal Income Fund 64,866 729,094
Nuveen Preferred & Income
Opportunities Fund 208,706 1,352,415
Nuveen Preferred & Income
Securities Fund 218,889 1,396,512
Nuveen Quality Municipal Income
Fund 194,904 2,196,568
Nuveen Real Asset Income and
Growth Fund 63,219 721,961
Nuveen Real Estate Income Fund
21,498 159,730
Nuveen Short Duration Credit
Opportunities Fund 26,270 303,419
Nuveen Virginia Quality Municipal
Income Fund 2,265 24,439
PGIM Global High Yield Fund, Inc.
60,223 660,646
PGIM High Yield Bond Fund, Inc.
26,283 326,435
PGIM Short Duration High Yield
Opportunities Fund 10,228 152,295
Pioneer Diversified High Income
Fund, Inc. 115 1,162
Pioneer Floating Rate Fund, Inc.
81,000 703,080
Pioneer High Income Fund, Inc.
108,403 728,468
Pioneer Municipal High Income
Advantage Fund, Inc. 73,192 578,217
Pioneer Municipal High Income
Fund Trust 94,024 802,025
Royce Global Value Trust, Inc.
1,365 12,613
Royce Micro-Cap Trust, Inc.
45,539 398,466
Royce Value Trust, Inc.
102,203 1,410,401
Saba Capital Income &
Opportunities Fund 15,597 120,097
Source Capital, Inc.
4,036 154,660
SRH Total Return Fund, Inc. (c)
53,974 716,775
INVESTMENTS SHARES VALUE ($)
CLOSED-END FUNDS - 6.4% (continued)
Swiss Helvetia Fund, Inc. (The)
9,172 75,394
Tekla Healthcare Investors
79,141 1,349,354
Tekla Healthcare Opportunities
Fund 59,152 1,128,029
Tekla Life Sciences Investors
83,973 1,136,994
Templeton Emerging Markets Fund
11,110 131,542
Tri-Continental Corp.
15,247 418,073
Virtus Dividend Interest & Premium
Strategy Fund 118,468 1,446,494
Virtus Equity & Convertible Income
Fund 1,712 36,209
Virtus Total Return Fund, Inc.
64,411 391,619
Voya Emerging Markets High
Dividend Equity Fund 20,154 105,204
Voya Global Advantage and
Premium Opportunity Fund 41,146 351,387
Voya Global Equity Dividend and
Premium Opportunity Fund 126,409 649,742
Voya Infrastructure Industrials and
Materials Fund 38,413 379,136
Western Asset Global High Income
Fund, Inc. 1,503 10,957
Western Asset Intermediate Muni
Fund, Inc. 27,821 211,996
Western Asset Investment Grade
Income Fund, Inc. 137 1,593
Western Asset Managed
Municipals Fund, Inc. 88,343 877,246
Western Asset Municipal High
Income Fund, Inc. 28,558 187,055
Western Asset Municipal Partners
Fund, Inc. 14,163 165,731
Western Asset Premier Bond Fund
21,245 216,487
TOTAL CLOSED-END FUNDS
(Cost $110,173,085) 109,625,628
PRINCIPAL
AMOUNT
CORPORATE BONDS - 0.0% (a)
Independent Power and Renewable Electricity Producers - 0.0% (a)
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2022 (3)(d)(g) $ 2,375,000 190,000
Media - 0.0% (a)
iHeartCommunications, Inc.
6.38%, 5/1/2026 (2) 423 355
Oil, Gas & Consumable Fuels - 0.0% (a)
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(d)(g) 2,833,436 123,254
TOTAL CORPORATE BONDS
(Cost $880,000) 313,609

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
CONVERTIBLE BONDS - 26.3%
Automobile Components - 0.5%
LCI Industries
1.13%, 5/15/2026 (2)(c) $ 6,925,000 6,665,313
Luminar Technologies, Inc.
1.25%, 12/15/2026 (2)(c)(h) 3,325,000 2,214,450
8,879,763
Automobiles - 0.5%
Ford Motor Co.
0.00%, 3/15/2026 (2)(c) 8,750,000 9,585,625
Biotechnology - 1.9%
Cytokinetics, Inc.
3.50%, 7/1/2027 (2)(c)(h) 10,840,000 9,972,800
Exact Sciences Corp.
2.00%, 3/1/2030 (2)(c)(h) 11,975,000 16,531,488
Inovio Pharmaceuticals, Inc.
6.50%, 3/1/2024 (2)(c) 2,075,000 1,564,550
Ionis Pharmaceuticals, Inc.
1.75%, 6/15/2028 (2)(c)(h) 3,975,000 3,978,975
32,047,813
Broadline Retail - 0.8%
Etsy, Inc.
0.25%, 6/15/2028 (2)(c) 17,025,000 13,109,250
Capital Markets - 0.1%
WisdomTree, Inc.
5.75%, 8/15/2028 (2)(c)(h) 1,425,000 1,474,875
Communications Equipment - 1.5%
Infinera Corp.
2.50%, 3/1/2027 (2)(c) 2,925,000 2,704,207
3.75%, 8/1/2028 (2)(c)(h) 7,575,000 7,548,487
Lumentum Holdings, Inc.
0.50%, 6/15/2028 (2)(c) 14,356,000 11,288,905
1.50%, 12/15/2029 (2)(c)(h) 4,926,000 5,093,484
26,635,083
Consumer Finance - 1.2%
EZCORP, Inc.
2.38%, 5/1/2025 (2)(c) 1,540,000 1,416,316
3.75%, 12/15/2029 (2)(c)(h) 9,850,000 9,690,450
LendingTree, Inc.
0.50%, 7/15/2025 (2)(c) 11,651,000 8,971,270
20,078,036
Diversified Consumer Services - 0.4%
2U, Inc.
2.25%, 5/1/2025 (2)(c) 3,425,000 2,222,825
Chegg, Inc.
0.00%, 9/1/2026 (2)(c) 6,145,000 4,602,605
6,825,430
Diversified Telecommunication Services - 0.1%
Bandwidth, Inc.
0.25%, 3/1/2026 (2)(c) 1,875,000 1,465,150
Electric Utilities - 0.3%
FirstEnergy Corp.
4.00%, 5/1/2026 (2)(c)(h) 6,108,000 6,077,460
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Electrical Equipment - 1.6%
Array Technologies, Inc.
1.00%, 12/1/2028 (2)(c) $ 12,850,000 14,700,400
Bloom Energy Corp.
3.00%, 6/1/2028 (2)(c)(h) 11,965,000 13,597,227
28,297,627
Energy Equipment & Services - 0.8%
Helix Energy Solutions Group, Inc.
6.75%, 2/15/2026 (2)(c) 3,250,000 4,293,250
Nabors Industries, Inc.
1.75%, 6/15/2029 (2)(c)(h) 12,646,000 9,465,531
13,758,781
Entertainment - 0.4%
Sea Ltd. (Singapore)
0.25%, 9/15/2026 (2)(c) 8,250,000 6,620,625
Financial Services - 1.2%
Repay Holdings Corp.
0.00%, 2/1/2026 (2)(c)(h) 7,411,000 6,025,884
Shift4 Payments, Inc.
0.50%, 8/1/2027 (2)(c) 16,600,000 14,641,200
20,667,084
Food Products - 0.1%
Freshpet, Inc.
3.00%, 4/1/2028 (2)(c)(h) 1,548,000 1,825,866
Ground Transportation - 0.5%
Lyft, Inc.
1.50%, 5/15/2025 (2)(c) 9,150,000 8,193,825
Health Care Equipment & Supplies - 0.4%
Cutera, Inc.
2.25%, 6/1/2028 (2)(c) 10,581,000 6,574,395
4.00%, 6/1/2029 (2)(c)(h) 1,033,000 647,691
7,222,086
Health Care Providers & Services - 0.5%
Guardant Health, Inc.
0.00%, 11/15/2027 (2)(c) 11,200,000 8,007,590
Health Care REITs - 0.3%
Welltower OP LLC
2.75%, 5/15/2028 (2)(c)(h) 5,799,000 5,842,493
Health Care Technology - 0.1%
Teladoc Health, Inc.
1.25%, 6/1/2027 (2)(c) 1,300,000 1,033,500
Hotels, Restaurants & Leisure - 3.9%
Airbnb, Inc.
0.00%, 3/15/2026 (2)(c) 12,595,000 10,982,840
Carnival Corp.
5.75%, 12/1/2027 (2)(c)(h) 17,220,000 28,636,860
DraftKings Holdings, Inc.
0.00%, 3/15/2028 (2)(c) 13,750,000 10,257,500
MakeMyTrip Ltd. (India)
0.00%, 2/15/2028 (2)(c) 6,075,000 5,871,488
NCL Corp. Ltd.
1.13%, 2/15/2027 (2)(c) 12,113,000 11,162,861
66,911,549

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Household Durables - 0.1%
GoPro, Inc.
1.25%, 11/15/2025 (2)(c) $ 1,225,000 1,081,062
Independent Power and Renewable Electricity Producers - 0.4%
Sunnova Energy International, Inc.
2.63%, 2/15/2028 (2)(c)(h) 8,137,000 6,620,602
Interactive Media & Services - 0.9%
Eventbrite, Inc.
0.75%, 9/15/2026 (2)(c) 7,400,000 6,031,000
Snap, Inc.
0.00%, 5/1/2027 (2)(c) 1,175,000 869,500
0.13%, 3/1/2028 (2)(c) 12,872,000 9,119,812
16,020,312
IT Services - 0.0% (a)
DigitalOcean Holdings, Inc.
0.00%, 12/1/2026 (2)(c) 280,000 218,704
Life Sciences Tools & Services - 0.3%
CryoPort, Inc.
0.75%, 12/1/2026 (2)(c)(h) 3,083,000 2,458,821
Inotiv, Inc.
3.25%, 10/15/2027 (2)(c) 4,750,000 2,419,249
4,878,070
Machinery - 1.1%
3D Systems Corp.
0.00%, 11/15/2026 (2)(c) 9,900,000 7,480,688
Greenbrier Cos., Inc. (The)
2.88%, 4/15/2028 (2)(c) 11,535,000 11,356,207
18,836,895
Media - 0.3%
Cable One, Inc.
1.13%, 3/15/2028 (2)(c) 7,514,000 5,654,285
Oil, Gas & Consumable Fuels - 1.0%
Northern Oil and Gas, Inc.
3.63%, 4/15/2029 (2)(c)(h) 16,197,000 18,063,243
Passenger Airlines - 0.6%
JetBlue Airways Corp.
0.50%, 4/1/2026 (2)(c) 12,675,000 10,409,398
Pharmaceuticals - 0.6%
Innoviva, Inc.
2.13%, 3/15/2028 (2)(c) 13,373,000 10,950,955
Professional Services - 0.2%
Upwork, Inc.
0.25%, 8/15/2026 (2)(c) 4,225,000 3,421,771
Real Estate Management & Development - 0.2%
Redfin Corp.
0.50%, 4/1/2027 (2)(c) 4,535,000 3,103,320
Semiconductors & Semiconductor Equipment - 0.4%
Semtech Corp.
1.63%, 11/1/2027 (2)(c)(h) 1,928,000 1,794,004
SMART Global Holdings, Inc.
2.00%, 2/1/2029 (2)(c) 1,000,000 1,500,500
Veeco Instruments, Inc.
2.88%, 6/1/2029 (2)(c)(h) 1,215,000 1,349,257
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Semiconductors & Semiconductor Equipment - 0.4% (continued)
Wolfspeed, Inc.
1.88%, 12/1/2029 (2)(c)(h) $ 2,000,000 1,542,000
6,185,761
Software - 1.1%
8x8, Inc.
4.00%, 2/1/2028 (2)(c) 9,050,000 7,769,548
Cerence, Inc.
1.50%, 7/1/2028 (2)(c)(h) 1,177,000 1,179,354
Envestnet, Inc.
2.63%, 12/1/2027 (2)(c)(h) 1,230,000 1,290,270
Marathon Digital Holdings, Inc.
1.00%, 12/1/2026 (2)(c) 4,830,000 2,620,580
Unity Software, Inc.
0.00%, 11/15/2026 (2)(c) 6,825,000 5,449,762
Veritone, Inc.
1.75%, 11/15/2026 (2)(c) 1,091,000 703,625
19,013,139
Specialty Retail - 1.6%
Farfetch Ltd. (United Kingdom)
3.75%, 5/1/2027 (2)(c) 8,525,000 6,873,219
Wayfair, Inc.
3.25%, 9/15/2027 (2)(c)(h) 6,483,000 8,029,195
3.50%, 11/15/2028 (2)(c)(h) 8,415,000 13,388,265
28,290,679
Trading Companies & Distributors - 0.4%
Xometry, Inc.
1.00%, 2/1/2027 (2)(c) 8,800,000 6,613,200
TOTAL CONVERTIBLE BONDS
(Cost $473,020,966) 453,920,907
NO. OF
RIGHTS
RIGHTS - 0.0% (a)
Biotechnology - 0.0% (a)
Ambit Biosciences Corp., CVR
(3)*(d) 146,272 124,331
Tobira Therapeutics, Inc., CVR
(3)*(d) 11,880 –
124,331
Capital Markets - 0.0% (a)
Accretion Acquisition Corp.,
expiring 3/1/2028 *(b) 202,180 25,252
Alset Capital Acquisition Corp.,
expiring 2/3/2025 *(b) 122,496 38,697
Aquaron Acquisition Corp., expiring
7/15/2026 (2)*(b)(c) 35,605 6,413
Bannix Acquisition Corp., expiring
8/30/2026 *(b) 26,277 3,702
Bellevue Life Sciences Acquisition
Corp., expiring 11/10/2023 *(b) 25,053 5,762
Breeze Holdings Acquisition Corp.,
expiring 8/10/2023 *(b) 55,000 5,533
Broad Capital Acquisition Corp.,
expiring 1/13/2027 (2)*(b) 69,739 8,773
Cetus Capital Acquisition Corp.,
expiring 2/3/2033 (3)*(b)(d) 27,102 6,234
Clean Earth Acquisitions Corp.,
expiring 8/28/2028 *(b) 195,348 25,395

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS
NO. OF
RIGHTS
VALUE ($)
Capital Markets - 0.0% (a) (continued)
Deep Medicine Acquisition Corp.,
expiring 9/30/2028 (2)*(b) 152,927 24,468
Edoc Acquisition Corp., expiring
11/30/2027 (2)*(b) 55,000 6,881
EF Hutton Acquisition Corp. I,
expiring 8/15/2023 *(b) 34,096 4,688
Feutune Light Acquisition Corp.,
expiring 8/15/2023 (2)*(b) 94,079 9,408
Financial Strategies Acquisition
Corp., expiring 8/17/2023 (2)*(b) 131,193 15,743
Fintech Ecosystem Development
Corp., expiring 1/4/2026 *(b) 10,730 1,188
Global Blockchain Acquisition
Corp., expiring 8/15/2023 *(b) 161,196 17,748
Global Star Acquisition, Inc.,
expiring 6/21/2024 (2)*(b) 50,064 6,453
Globalink Investment, Inc., expiring
12/9/2026 *(b) 74,843 7,903
Goldenstone Acquisition Ltd.,
expiring 7/15/2026 *(b) 32,200 5,068
GSR II Meteora Acquisition Corp.,
expiring 8/14/2023 *(b) 15,261 47,920
Inception Growth Acquisition Ltd.,
expiring 8/11/2023 *(b) 112,518 19,128
Metal Sky Star Acquisition Corp.,
expiring 12/31/2023 (3)*(b)(d) 103,342 17,568
Monterey Capital Acquisition Corp.,
expiring 5/13/2027 *(b) 71,394 7,147
NorthView Acquisition Corp.,
expiring 8/2/2027 (2)*(b) 154,598 21,644
PHP Ventures Acquisition Corp.,
expiring 8/11/2026 *(b) 29,400 4,998
Plutonian Acquisition Corp.,
expiring 11/14/2023 *(b) 15,166 3,185
Prime Number Acquisition I Corp.,
expiring 8/15/2023 (2)*(b) 35,700 6,112
Qomolangma Acquisition Corp.,
expiring 1/18/2028 (2)*(b) 23,684 3,316
Redwoods Acquisition Corp.,
expiring 3/15/2027 (2)*(b) 74,885 13,472
RF Acquisition Corp., expiring
3/29/2024 *(b) 114,573 11,114
Sagaliam Acquisition Corp.,
expiring 5/31/2028 *(b) 70,003 10,500
Springwater Special Situations
Corp., expiring 9/6/2023 (2)*(b) 40,212 33,263
Trailblazer Merger Corp. I, expiring
8/16/2023 *(b) 149,105 21,173
Welsbach Technology Metals
Acquisition Corp., expiring
8/11/2023 *(b) 9,289 571
Yotta Acquisition Corp., expiring
12/31/2023 (3)*(b)(d) 68,693 12,708
459,128
TOTAL RIGHTS
(Cost $–) 583,459
INVESTMENTS
NO. OF
WARRANTS VALUE ($)
WARRANTS - 0.1%
Aerospace & Defense - 0.0% (a)
AERWINS Technology, Inc.,
expiring 6/16/2026 *(c) 63,135 2,368
Automobiles - 0.0% (a)
Zapp Electric Vehicles Group
Ltd., expiring 3/3/2028
(Cayman Islands) * 51,432 2,623
Biotechnology - 0.0% (a)
180 Life Sciences Corp.,
expiring 11/7/2025 * 336,510 3,769
Cardio Diagnostics Holdings,
Inc., expiring 12/1/2026 * 4,032 760
DermTech, Inc., expiring
8/29/2024 * 50,729 3,044
Ensysce Biosciences, Inc.,
expiring 2/1/2026 * 76,565 689
Ocean Biomedical, Inc.,
expiring 7/19/2026 * 1,562 397
Peak Bio, Inc., expiring
12/31/2027 (3)*(d) 5,961 2
ZyVersa Therapeutics, Inc.,
expiring 12/20/2026 (3)*(d) 38,655 –
8,661
Broadline Retail - 0.0% (a)
Nogin, Inc., expiring
8/26/2027 (2)* 40,575 483
Capital Markets - 0.1%
26 Capital Acquisition Corp.,
expiring 12/31/2027 *(b) 74,200 3,888
7GC & Co. Holdings, Inc.,
expiring 12/31/2026 (2)*(b) 67,750 6,097
Accretion Acquisition Corp.,
expiring 3/1/2028 (2)*(b)(c) 101,090 5,054
Achari Ventures Holdings
Corp. I, expiring 10/15/2026
(2)*(b)(c) 42,909 1,716
Acri Capital Acquisition Corp.,
expiring 2/1/2029 *(b)(c) 27,498 1,592
Acropolis Infrastructure
Acquisition Corp., expiring
3/31/2026 *(b)(c) 140,333 12,209
Adit EdTech Acquisition
Corp., expiring 12/31/2027
*(b)(c) 41,250 3,300
Aequi Acquisition Corp.,
expiring 11/30/2027 *(b)(c) 107,000 2,686
Aetherium Acquisition Corp.,
expiring 1/21/2028 (2)*(b)(c) 175,712 4,217
Alpha Healthcare Acquisition
Corp. III, expiring 4/12/2027
*(b) 52,000 10,400
Alset Capital Acquisition
Corp., expiring 2/2/2027 *(b) 61,248 2,450
AltEnergy Acquisition Corp.,
expiring 11/2/2028 *(b)(c) 61,463 2,151
Altitude Acquisition Corp.,
expiring 11/30/2027 *(b)(c) 96,300 5,056

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
American Acquisition
Opportunity, Inc., expiring
5/28/2026 (2)*(b) 58,500 2,235
Anzu Special Acquisition
Corp. I, expiring 12/31/2027
(2)*(b)(c) 68,889 3,438
Apeiron Capital Investment
Corp., expiring 4/2/2026
(2)*(b)(c) 54,024 1,756
Armada Acquisition Corp. I,
expiring 8/13/2026 *(b) 64,166 6,494
Arogo Capital Acquisition
Corp., expiring 3/23/2028 *(b) 96,774 4,171
Arrowroot Acquisition Corp.,
expiring 3/2/2026 (2)*(b)(c) 41,500 10,375
Artemis Strategic Investment
Corp., expiring 12/31/2027
*(b) 102,400 2,980
Athena Consumer Acquisition
Corp., expiring 7/31/2028
(2)*(b) 64,463 3,829
Athena Technology
Acquisition Corp. II, expiring
10/17/2028 (2)*(b)(c) 319,116 15,956
Atlantic Coastal Acquisition
Corp., expiring 12/31/2027
*(b)(c) 228,472 5,163
Atlantic Coastal Acquisition
Corp. II, expiring 6/2/2028
(2)*(b)(c) 206,631 6,282
Ault Disruptive Technologies
Corp., expiring 6/20/2028
(2)*(b)(c) 54,855 1,481
Aurora Acquisition Corp.,
expiring 12/31/2028 (United
Kingdom) (2)*(b)(c) 9,375 237
AxonPrime Infrastructure
Acquisition Corp., expiring
7/8/2023 *(b)(c) 78,055 2,107
Bannix Acquisition Corp.,
expiring 7/31/2026 *(b) 26,277 1,051
Banyan Acquisition Corp.,
expiring 9/30/2028 *(b) 167,229 36,790
Beard Energy Transition
Acquisition Corp., expiring
12/31/2027 (2)*(b) 74,755 5,233
Bellevue Life Sciences
Acquisition Corp., expiring
2/10/2028 *(b) 25,053 1,954
Belong Acquisition Corp.,
expiring 12/31/2027 (2)*(b) 64,000 1,005
Beneficient, expiring 6/7/2028
* 46,442 2,206
Berenson Acquisition Corp. I,
expiring 8/1/2026 (3)*(b)(d) 15,392 154
Better World Acquisition
Corp., expiring 11/15/2027
*(b) 49,500 832
Bilander Acquisition Corp.,
expiring 12/31/2027 (2)*(b) 60,416 4,912
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Bite Acquisition Corp.,
expiring 12/31/2027 (2)*(b) 41,600 3,328
Black Mountain Acquisition
Corp., expiring 10/15/2027
*(b) 183,774 9,630
Breeze Holdings Acquisition
Corp., expiring 5/25/2027 *(b) 55,000 7,700
BurTech Acquisition Corp.,
expiring 12/18/2026 (3)*(b)(d) 447,209 8,944
byNordic Acquisition Corp.,
expiring 2/9/2027 *(b) 69,207 7,793
C5 Acquisition Corp., expiring
5/19/2028 *(b) 131,692 6,506
Canna-Global Acquisition
Corp., expiring 2/9/2028 *(b) 188,580 4,394
Cascadia Acquisition Corp.,
expiring 9/30/2028 *(b) 60,303 5,319
Cetus Capital Acquisition
Corp., expiring 3/24/2028 *(b) 27,102 2,710
CF Acquisition Corp. IV,
expiring 12/14/2025 *(b) 78,500 4,977
CF Acquisition Corp. VII,
expiring 3/15/2026 *(b) 48,764 7,178
CF Acquisition Corp. VIII,
expiring 12/31/2027 *(b) 48,500 2,406
Churchill Capital Corp. V,
expiring 10/29/2027 *(b) 10,350 1,864
Churchill Capital Corp. VI,
expiring 12/31/2027 *(b) 16,600 2,988
Churchill Capital Corp. VII,
expiring 2/29/2028 *(b) 16,600 2,324
Clean Earth Acquisitions
Corp., expiring 2/24/2028 *(b) 97,674 3,409
Colombier Acquisition Corp.,
expiring 12/31/2028 *(b) 78,300 60,095
Compute Health Acquisition
Corp., expiring 12/31/2027
*(b) 23,100 11,550
Concord Acquisition Corp. II,
expiring 12/31/2028 *(b) 95,464 3,819
Concord Acquisition Corp. III,
expiring 12/31/2028 *(b) 215,234 4,305
Conx Corp., expiring
10/30/2027 *(b) 92,500 16,650
Conyers Park III Acquisition
Corp., expiring 8/12/2028 *(b) 161,500 8,075
Corner Growth Acquisition
Corp., expiring 12/31/2027
*(b) 110,400 14,352
Crixus BH3 Acquisition Co.,
expiring 11/23/2026 *(b) 42,289 952
Data Knights Acquisition
Corp., expiring 12/31/2028
*(b) 50,667 1,267
Digital Health Acquisition
Corp., expiring 10/14/2023
(2)*(b) 71,745 5,194
Digital Transformation
Opportunities Corp., expiring
3/31/2028 (2)*(b) 20,733 3,197

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Direct Selling Acquisition
Corp., expiring 9/30/2028
(2)*(b) 51,291 513
dMY Squared Technology
Group, Inc., expiring
11/21/2027 *(b) 6,140 955
DUET Acquisition Corp.,
expiring 7/19/2028 (2)*(b) 73,788 2,029
Dune Acquisition Corp.,
expiring 10/29/2027 *(b) 22,884 968
East Resources Acquisition
Co., expiring 7/1/2027 *(b) 219,000 60,006
Edify Acquisition Corp.,
expiring 12/31/2027 (2)*(b) 41,550 1,350
Edoc Acquisition Corp.,
expiring 11/30/2027 *(b) 55,000 495
EdtechX Holdings Acquisition
Corp. II, expiring 6/15/2027
*(b) 40,875 891
EF Hutton Acquisition Corp. I,
expiring 12/8/2027 *(b) 34,096 1,364
EG Acquisition Corp.,
expiring 5/28/2028 *(b) 155,666 47,339
Everest Consolidator
Acquisition Corp., expiring
7/19/2028 (2)*(b) 65,508 7,435
ExcelFin Acquisition Corp.,
expiring 10/21/2026 (2)*(b) 67,393 5,122
FAST Acquisition Corp. II,
expiring 3/16/2026 *(b) 24,250 16,948
Feutune Light Acquisition
Corp., expiring 6/1/2029
(2)*(b) 94,079 3,058
FG Merger Corp., expiring
6/17/2027 *(b) 73,638 5,140
Financial Strategies
Acquisition Corp., expiring
3/31/2028 (2)*(b) 131,193 1,312
FinServ Acquisition Corp. II,
expiring 2/17/2026 (2)*(b) 20,791 511
Fintech Ecosystem
Development Corp., expiring
12/31/2028 (2)*(b) 5,365 121
First Light Acquisition Group,
Inc., expiring 10/7/2023
(2)*(b) 20,232 2,630
Flame Acquisition Corp.,
expiring 12/31/2028 *(b) 65,866 20,577
Focus Impact Acquisition
Corp., expiring 10/28/2026
(2)*(b) 50,975 3,777
Forest Road Acquisition
Corp. II, expiring 1/15/2026
(2)*(b) 16,622 2,493
Fortune Rise Acquisition
Corp., expiring 12/6/2027
(2)*(b) 49,324 2,585
Forum Merger IV Corp.,
expiring 12/31/2027 *(b) 117,500 59
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Four Leaf Acquisition Corp.,
expiring 5/12/2028 *(b) 111,000 13,620
FTAC Emerald Acquisition
Corp., expiring 8/22/2028
(2)*(b) 118,863 7,132
Fusion Acquisition Corp. II,
expiring 12/31/2027 (3)*(b)(d) 27,666 138
Future Health ESG Corp.,
expiring 9/9/2026 (2)*(b) 45,911 918
FutureTech II Acquisition
Corp., expiring 2/16/2027 *(b) 38,964 2,229
Gardiner Healthcare
Acquisitions Corp., expiring
7/30/2028 *(b) 52,651 3,686
Genesis Unicorn Capital
Corp., expiring 6/30/2026
(2)*(b) 67,549 5,370
GigCapital5, Inc., expiring
12/31/2028 (2)*(b) 123,100 1,859
Global Blockchain Acquisition
Corp., expiring 5/10/2027 *(b) 161,196 1,789
Global Star Acquisition, Inc.,
expiring 11/10/2027 (2)*(b) 50,064 1,507
Global Systems Dynamics,
Inc., expiring 12/31/2027 *(b) 69,500 2,780
Globalink Investment, Inc.,
expiring 12/3/2026 *(b) 74,843 2,919
Goal Acquisitions Corp.,
expiring 2/11/2026 *(b) 84,630 2,031
Golden Arrow Merger Corp.,
expiring 7/31/2026 *(b) 131,733 3,952
Golden Falcon Acquisition
Corp., expiring 11/4/2026 *(b) 64,925 8,440
Goldenstone Acquisition Ltd.,
expiring 7/15/2026 *(b) 32,200 998
Gores Holdings IX, Inc.,
expiring 1/14/2029 (2)*(b) 552,098 93,857
Graf Acquisition Corp. IV,
expiring 5/31/2028 (3)*(b)(d) 73,000 14,600
GSR II Meteora Acquisition
Corp., expiring 7/22/2023 *(b) 242,903 32,792
Hawks Acquisition Corp.,
expiring 10/13/2028 (2)*(b) 37,175 15
Healthwell Acquisition Corp. I,
expiring 8/5/2028 *(b) 139,600 32,108
Heartland Media Acquisition
Corp., expiring 10/21/2027
*(b) 200,423 2,746
Hennessy Capital Investment
Corp. VI, expiring 12/31/2027
(2)*(b) 232,490 19,855
HNR Acquisition Corp.,
expiring 7/29/2028 *(b) 49,014 4,656
Home Plate Acquisition
Corp., expiring 9/30/2026 *(b) 20,508 437
Inception Growth Acquisition
Ltd., expiring 10/15/2026 *(b) 56,259 2,318
Industrial Tech Acquisitions II,
Inc., expiring 12/31/2028 *(b) 63,004 3,780

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Insight Acquisition Corp.,
expiring 8/26/2026 (2)*(b) 25,170 828
Integral Acquisition Corp. 1,
expiring 12/14/2028 *(b) 53,808 4,843
Integrated Rail and
Resources Acquisition Corp.,
expiring 11/12/2026 *(b) 54,219 21,145
InterPrivate III Financial
Partners, Inc., expiring
12/31/2027 *(b) 16,500 807
Iris Acquisition Corp., expiring
3/5/2026 *(b) 63,888 2,313
Juniper II Corp., expiring
12/31/2028 *(b) 53,808 1,673
Jupiter Acquisition Corp.,
expiring 8/17/2028 (2)*(b) 105,000 1,890
Kingswood Acquisition Corp.,
expiring 5/1/2027 (2)*(b) 112,062 1,703
KnightSwan Acquisition
Corp., expiring 7/21/2028 *(b) 167,019 5,846
Landcadia Holdings IV, Inc.,
expiring 3/29/2028 (2)*(b) 84,500 13,866
Learn CW Investment Corp.,
expiring 12/31/2028 (2)*(b) 13,352 401
LF Capital Acquisition Corp.
II, expiring 1/7/2026 *(b) 54,396 2,992
Live Oak Crestview Climate
Acquisition Corp., expiring
3/12/2026 *(b) 54,710 1,890
M3-Brigade Acquisition II
Corp., expiring 12/31/2027
*(b) 413,333 11,656
M3-Brigade Acquisition III
Corp., expiring 7/31/2028
(2)*(b) 149,671 65,855
Maquia Capital Acquisition
Corp., expiring 12/31/2027
*(b) 113,500 5,221
Marblegate Acquisition Corp.,
expiring 8/31/2028 *(b) 573,387 32,224
MedTech Acquisition Corp.,
expiring 12/18/2025 (2)*(b) 45,166 1,892
Mercato Partners Acquisition
Corp., expiring 12/28/2026
*(b) 71,745 4,376
Metal Sky Star Acquisition
Corp., expiring 4/1/2027
(3)*(b)(d) 103,342 1,240
Minority Equality
Opportunities Acquisition,
Inc., expiring 8/26/2026
(3)*(b)(d) 40,202 3,224
Mobiv Acquisition Corp.,
expiring 9/23/2027 (2)*(b) 101,917 2,334
Monterey Capital Acquisition
Corp., expiring 5/11/2027
(2)*(b) 71,394 1,806
Monterey Innovation
Acquisition Corp., expiring
10/1/2026 (2)*(b) 8,700 231
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Murphy Canyon Acquisition
Corp., expiring 2/3/2027
(2)*(b) 97,859 4,482
Nabors Energy Transition
Corp., expiring 11/17/2026
*(b) 127,094 20,335
New Providence Acquisition
Corp. II, expiring 12/31/2027
*(b) 41,859 3,432
Newbury Street Acquisition
Corp., expiring 12/31/2027
*(b) 88,000 16,667
Northern Star Investment
Corp. II, expiring 1/31/2028
*(b) 16,500 309
Northern Star Investment
Corp. III, expiring 2/25/2028
(2)*(b) 13,777 165
Northern Star Investment
Corp. IV, expiring 12/31/2027
(2)*(b) 13,777 789
NorthView Acquisition Corp.,
expiring 8/2/2027 (2)*(b) 77,299 1,778
Nubia Brand International
Corp., expiring 11/16/2026
(2)*(b) 142,150 11,244
OCA Acquisition Corp.,
expiring 12/31/2027 (3)*(b)(d) 55,769 2,231
OceanTech Acquisitions I
Corp., expiring 5/10/2026 *(b) 104,000 4,295
OmniLit Acquisition Corp.,
expiring 11/8/2026 (3)*(b)(d) 40,496 2,175
OPY Acquisition Corp. I,
expiring 9/22/2027 (2)*(b) 41,286 6,193
Osiris Acquisition Corp.,
expiring 5/1/2028 *(b) 254,000 27,407
Papaya Growth Opportunity
Corp. I, expiring 12/31/2028
*(b) 206,644 11,923
Phoenix Biotech Acquisition
Corp., expiring 9/1/2026
(2)*(b) 106,172 6,487
PHP Ventures Acquisition
Corp., expiring 12/4/2023
(3)*(b)(d) 14,700 376
Pivotal Investment Corp. III,
expiring 12/31/2027 (3)*(b)(d) 16,566 91
Plutonian Acquisition Corp.,
expiring 10/26/2027 *(b) 15,166 1,805
PMV Consumer Acquisition
Corp., expiring 8/31/2027
(3)*(b)(d) 146,000 1,460
Pono Capital Two, Inc.,
expiring 9/23/2027 *(b) 92,094 5,480
Power & Digital Infrastructure
Acquisition II Corp., expiring
12/14/2028 *(b) 159,558 11,137
PowerUp Acquisition Corp.,
expiring 2/18/2027 *(b) 226,462 11,346

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Prime Number Acquisition
I Corp., expiring 7/1/2027
(2)*(b) 17,850 892
Priveterra Acquisition Corp.,
expiring 12/31/2027 *(b) 31,100 2,799
PROOF Acquisition Corp. I,
expiring 12/3/2028 *(b) 75,432 5,469
Qomolangma Acquisition
Corp., expiring 11/23/2027
(2)*(b) 23,684 699
Redwoods Acquisition Corp.,
expiring 3/15/2027 (2)*(b) 74,885 3,894
Relativity Acquisition Corp.,
expiring 2/11/2027 (3)*(b)(d) 89,748 4,227
RF Acquisition Corp., expiring
5/1/2028 *(b) 114,573 2,005
Rosecliff Acquisition Corp. I,
expiring 12/31/2027 *(b) 27,555 1,681
Roth CH Acquisition V Co.,
expiring 12/10/2026 *(b) 14,143 1,131
Schultze Special Purpose
Acquisition Corp. II, expiring
3/25/2028 *(b) 31,865 1,306
Seaport Global Acquisition
II Corp., expiring 11/17/2026
*(b) 40,848 3,472
ShoulderUp Technology
Acquisition Corp., expiring
7/26/2023 *(b) 108,870 2,939
SilverBox Corp. III, expiring
4/28/2028 *(b) 35,738 3,920
Sizzle Acquisition Corp.,
expiring 3/12/2026 *(b) 35,872 5,381
Social Leverage Acquisition
Corp. I, expiring 2/17/2028
*(b) 20,666 3,927
Southport Acquisition Corp.,
expiring 5/24/2028 (3)*(b)(d) 182,986 7,319
SportsMap Tech Acquisition
Corp., expiring 9/1/2027
(2)*(b) 64,363 2,581
Springwater Special
Situations Corp., expiring
4/12/2026 *(b) 20,106 436
Stratim Cloud Acquisition
Corp., expiring 3/5/2026 *(b) 148,000 296
Sustainable Development
Acquisition I Corp., expiring
12/31/2028 *(b) 41,836 1,255
Tastemaker Acquisition Corp.,
expiring 12/31/2025 *(b) 72,083 1,449
TG Venture Acquisition Corp.,
expiring 8/13/2023 (2)*(b) 215,235 4,843
Thunder Bridge Capital
Partners III, Inc., expiring
2/15/2028 (3)*(b)(d) 16,818 2,020
Thunder Bridge Capital
Partners IV, Inc., expiring
4/30/2028 *(b) 64,400 10,388
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
TLG Acquisition One Corp.,
expiring 1/25/2028 *(b) 27,727 1,109
Twelve Seas Investment Co.
II, expiring 3/2/2028 (2)*(b) 32,933 2,075
Viscogliosi Brothers
Acquisition Corp., expiring
3/18/2027 *(b) 26,480 911
Vision Sensing Acquisition
Corp., expiring 11/1/2026
(2)*(b) 38,412 1,517
Western Acquisition Ventures
Corp., expiring 1/12/2027 *(b) 67,539 4,079
Williams Rowland Acquisition
Corp., expiring 12/11/2026
*(b) 115,833 591
Yotta Acquisition Corp.,
expiring 3/15/2027 (3)*(b)(d) 68,693 3,957
Zalatoris Acquisition Corp.,
expiring 12/31/2027 (3)*(b)(d) 54,960 5,496
1,282,520
Commercial Services & Supplies - 0.0% (a)
LanzaTech Global, Inc.,
expiring 1/1/2028 * 47,181 18,452
Construction & Engineering - 0.0% (a)
Southland Holdings, Inc.,
expiring 9/1/2026 * 51,789 54,378
Consumer Finance - 0.0% (a)
Moneylion, Inc., expiring
9/22/2026 (2)* 52,528 1,986
Electrical Equipment - 0.0% (a)
Eos Energy Enterprises, Inc.,
expiring 5/6/2026 * 48,771 68,279
Fusion Fuel Green plc,
expiring 12/10/2025 (Ireland)
* 1,212 352
68,631
Electronic Equipment, Instruments & Components - 0.0% (a)
Innoviz Technologies Ltd.,
expiring 4/5/2026 (Israel) * 28,800 24,192
Ouster, Inc., expiring
9/29/2025 * 71,827 2,220
SMX Security Matters plc,
expiring 3/7/2028 (Ireland) * 23,807 483
26,895
Financial Services - 0.0% (a)
SHF Holdings, Inc., expiring
9/28/2027 * 6,847 126
Ground Transportation - 0.0% (a)
Getaround, Inc., expiring
3/9/2026 (2)* 5,068 119

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Hotels, Restaurants & Leisure - 0.0% (a)
Hall of Fame Resort &
Entertainment Co., expiring
7/1/2025 * 101,252 5,164
Selina Hospitality plc,
expiring 10/25/2027 (United
Kingdom) * 14,657 626
5,790
Insurance - 0.0% (a)
International General
Insurance Holdings Ltd.,
expiring 3/17/2025 (Jordan) * 183,872 112,438
Sagicor Financial Co. Ltd.,
expiring 12/5/2024 (Canada)
(2)* 108,741 410
112,848
Interactive Media & Services - 0.0% (a)
Leafly Holdings, Inc., expiring
11/7/2026 * 30,412 921
IT Services - 0.0% (a)
Hub Cyber Security Ltd.,
expiring 2/27/2028 (Israel) * 38,338 1,208
Machinery - 0.0% (a)
Nuburu, Inc., expiring
9/7/2027 * 292,845 9,781
Metals & Mining - 0.0% (a)
NioCorp Developments Ltd.,
expiring 3/17/2028 (Canada)
* 130,823 88,619
Mortgage Real Estate Investment Trusts (REITs) - 0.0% (a)
Broadmark Realty Capital,
Inc., expiring 11/15/2024
(3)*(d) 255,656 1,304
Oil, Gas & Consumable Fuels - 0.0% (a)
Brooge Energy Ltd., expiring
12/20/2024 (United Arab
Emirates) * 74,738 1,502
Sitio Royalties Corp., expiring
8/23/2023 (3)*(d) 319,737 192
Verde Clean Fuels, Inc.,
expiring 12/31/2027 (2)* 86,204 25,861
27,555
Real Estate Management & Development - 0.0% (a)
Doma Holdings, Inc., expiring
7/28/2026 (2)* 28,669 482
Software - 0.0% (a)
FOXO Technologies, Inc.,
expiring 8/1/2027 (2)* 5,206 35
NextNav, Inc., expiring
10/28/2026 (2)* 37,843 26,490
26,525
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Specialty Retail - 0.0% (a)
BARK, Inc., expiring
8/29/2025 * 123,215 17,262
Kaixin Auto Holdings, expiring
4/30/2024 (Hong Kong) * 11,923 24
17,286
Technology Hardware, Storage & Peripherals - 0.0% (a)
CompoSecure, Inc., expiring
10/31/2025 * 27,189 28,548
TOTAL WARRANTS
(Cost $621,298) 1,788,109
NO. OF
UNITS
SECURITIES IN LITIGATION - 0.0%
Health Care Equipment & Supplies - 0.0%
DEMC Ltd., Class A (acquired
1/24/2014 - 10/29/2015, Cost
$129,686) (3)*(d)(e) 12,969 –
DEMC Ltd., Class A-2 (acquired
2/8/2023, Cost $–) (3)*(d)(e) 368,190,309 –
DEMC Ltd., Class A-3 (acquired
2/8/2023, Cost $–) (3)*(d)(e) 292,030,544,028 –
DEMC Ltd., Class A-4 (acquired
2/8/2023, Cost $–) (3)*(d)(e) 40,321,771,424,070 –
DEMC Ltd., Class B (acquired
1/27/2014, Cost $11) (3)*(d)(e) 10,488 –
DEMC Ltd., Class B-2 (acquired
4/12/2017, Cost $–) (3)*(d)(e) 513,897,326 –
DEMC Ltd., Class B-3 (acquired
9/5/2019, Cost $–) (3)*(d)(e) 489,352,292,604 –
DEMC Ltd., Class B-4 (acquired
1/31/2022, Cost $–) (3)*(d)(e) 40,321,771,424,070 –
TOTAL SECURITIES IN LITIGATION
(Cost $129,697) –
UNITS - 0.1%
Capital Markets - 0.1%
ESH Acquisition Corp. *(b)
97,905 992,757
SilverBox Corp. III *(b)
1 10
TOTAL UNITS
(Cost $984,050) 992,767
SHARES
SHORT-TERM INVESTMENTS - 65.4%
INVESTMENT COMPANIES - 29.2%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 5.02%
(i)(j) 11,295,920 11,295,920
Limited Purpose Cash Investment
Fund, 5.10% (i)(k) 493,166,941 492,969,674
TOTAL INVESTMENT COMPANIES
(Cost $504,111,959) 504,265,594
—

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 36.2%
U.S. Treasury Bills
4.75%, 7/6/2023 (2)(l) $ 37,439,000 37,423,564
4.82%, 7/13/2023 (2)(l) 53,199,000 53,125,020
4.85%, 8/10/2023 (2)(l) 37,259,000 37,057,144
4.96%, 8/17/2023 (2)(c)(l) 100,000,000 99,354,750
5.04%, 8/24/2023 (2)(l)(m) 131,390,000 130,406,911
5.07%, 8/31/2023 (2)(l)(m) 5,995,000 5,944,285
5.10%, 9/7/2023 (2)(l)(m) 28,786,000 28,515,004
4.80%, 10/5/2023 (2)(l)(m) 29,937,000 29,532,574
4.91%, 10/12/2023 (2)(l)(m) 15,828,000 15,597,698
4.99%, 10/19/2023 (2)(l)(m) 70,000,000 68,907,737
4.96%, 10/26/2023 (2)(l)(m) 68,232,000 67,098,591
5.02%, 11/2/2023 (2)(l)(m) 9,493,000 9,325,612
5.39%, 12/7/2023 (2)(l)(m) 10,653,000 10,411,026
5.29%, 12/14/2023 (2)(l)(m) 10,440,000 10,191,578
5.36%, 12/28/2023 (2)(l) 22,385,000 21,805,445
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $624,866,097) 624,696,939
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,128,978,056) 1,128,962,533
TOTAL LONG POSITIONS
(Cost $1,893,425,838) 1,883,018,972
SHARES
SHORT POSITIONS - (10.8)%
COMMON STOCKS - (10.2)%
Automobile Components - (0.2)%
LCI Industries
(20,741) (2,620,833)
Luminar Technologies, Inc., Class A
(49,838) (342,885)
(2,963,718)
Automobiles - (0.4)%
Ferrari NV (Italy)
(3,622) (1,177,911)
Ford Motor Co.
(361,529) (5,469,934)
Stellantis NV
(36,632) (642,525)
(7,290,370)
Beverages - (0.0)% (a)
Brown-Forman Corp., Class A (5,099) (347,089)
Biotechnology - (1.0)%
Cytokinetics, Inc.
(133,132) (4,342,766)
Exact Sciences Corp.
(119,624) (11,232,693)
Ionis Pharmaceuticals, Inc.
(48,089) (1,973,092)
(17,548,551)
Broadline Retail - (0.1)%
Etsy, Inc. (25,690) (2,173,631)
Capital Markets - (0.0)% (a)
Penson Worldwide, Inc. (3)(d)
(212,307) –
WisdomTree, Inc.
(83,384) (572,014)
(572,014)
Chemicals - (1.0)%
Novozymes A/S, Class B
(Denmark) (2) (357,970) (16,702,558)
INVESTMENTS SHARES VALUE ($)
Communications Equipment - (0.5)%
Infinera Corp.
(891,801) (4,307,399)
Lumentum Holdings, Inc.
(86,318) (4,896,820)
(9,204,219)
Consumer Finance - (0.3)%
EZCORP, Inc., Class A (621,520) (5,208,338)
Diversified Consumer Services - (0.0)% (a)
2U, Inc.
(2,374) (9,567)
Chegg, Inc.
(779) (6,918)
(16,485)
Diversified Telecommunication Services - (0.0)% (a)
Bandwidth, Inc., Class A (806) (11,026)
Electric Utilities - (0.1)%
FirstEnergy Corp. (41,487) (1,613,015)
Electrical Equipment - (1.0)%
Array Technologies, Inc.
(403,758) (9,124,931)
Bloom Energy Corp., Class A
(447,996) (7,324,734)
(16,449,665)
Energy Equipment & Services - (0.3)%
Helix Energy Solutions Group, Inc.
(273,999) (2,022,113)
Nabors Industries Ltd.
(35,567) (3,308,798)
(5,330,911)
Entertainment - (0.0)% (a)
Sea Ltd., ADR (Singapore) (762) (44,227)
Financial Services - (0.3)%
Repay Holdings Corp., Class A
(16,852) (131,951)
Shift4 Payments, Inc., Class A
(72,139) (4,898,960)
(5,030,911)
Food Products - (0.1)%
Freshpet, Inc. (16,666) (1,096,789)
Ground Transportation - (0.0)% (a)
Lyft, Inc., Class A (23,353) (223,955)
Health Care Equipment & Supplies - (0.1)%
Cutera, Inc. (75,894) (1,148,276)
Health Care Providers & Services - (0.0)% (a)
Guardant Health, Inc. (23,851) (853,866)
Health Care REITs - (0.1)%
Welltower, Inc., REIT (29,196) (2,361,664)
Health Care Technology - (0.0)% (a)
Teladoc Health, Inc. (316) (8,001)
Hotels, Restaurants & Leisure - (1.7)%
Airbnb, Inc., Class A
(8,982) (1,151,133)
Carnival Corp.
(1,074,888) (20,240,141)
DraftKings, Inc., Class A
(52,883) (1,405,101)
MakeMyTrip Ltd. (India)
(60,617) (1,635,447)
Norwegian Cruise Line Holdings
Ltd. (207,946) (4,526,985)
(28,958,807)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Household Durables - (0.0)% (a)
GoPro, Inc., Class A (36,528) (151,226)
Independent Power and Renewable Electricity Producers - (0.2)%
Sunnova Energy International, Inc. (149,000) (2,728,190)
Interactive Media & Services - (0.1)%
Eventbrite, Inc., Class A
(72,799) (695,230)
Snap, Inc., Class A
(54,778) (648,572)
(1,343,802)
IT Services - (0.0)% (a)
DigitalOcean Holdings, Inc. (324) (13,005)
Life Sciences Tools & Services - (0.0)% (a)
CryoPort, Inc.
(2,314) (39,916)
Inotiv, Inc.
(9,284) (44,285)
(84,201)
Machinery - (0.4)%
3D Systems Corp.
(66,146) (656,830)
CNH Industrial NV (United
Kingdom) (29,909) (430,689)
Greenbrier Cos., Inc. (The)
(119,227) (5,138,684)
(6,226,203)
Media - (0.0)% (a)
Cable One, Inc.
(291) (191,210)
Paramount Global, Class A
(13,273) (246,347)
(437,557)
Oil, Gas & Consumable Fuels - (0.6)%
Northern Oil and Gas, Inc. (278,790) (9,568,073)
Passenger Airlines - (0.0)% (a)
JetBlue Airways Corp. (81,458) (721,718)
Pharmaceuticals - (0.2)%
Innoviva, Inc. (218,526) (2,781,836)
Professional Services - (0.0)% (a)
Clarivate plc
(2,647) (25,226)
Upwork, Inc.
(3,133) (29,262)
(54,488)
Real Estate Management & Development - (0.1)%
Redfin Corp.
(6,044) (75,067)
Zillow Group, Inc., Class C
(41,177) (2,069,556)
(2,144,623)
Semiconductors & Semiconductor Equipment - (0.2)%
Semtech Corp.
(31,409) (799,673)
SMART Global Holdings, Inc.
(39,834) (1,155,584)
Veeco Instruments, Inc.
(30,766) (790,071)
Wolfspeed, Inc.
(11,289) (627,556)
(3,372,884)
Software - (0.2)%
8x8, Inc.
(734,065) (3,105,095)
Envestnet, Inc.
(10,695) (634,748)
INVESTMENTS SHARES VALUE ($)
Software - (0.2)% (continued)
Marathon Digital Holdings, Inc.
(4,784) (66,306)
Unity Software, Inc.
(2,167) (94,091)
Veritone, Inc.
(2,914) (11,423)
(3,911,663)
Specialty Retail - (0.9)%
Farfetch Ltd., Class A (United
Kingdom) (198,257) (1,197,472)
Wayfair, Inc., Class A
(233,338) (15,169,304)
(16,366,776)
Trading Companies & Distributors - (0.1)%
Xometry, Inc., Class A (59,946) (1,269,656)
TOTAL COMMON STOCKS
(Proceeds $(179,055,389)) (176,333,987)
PRINCIPAL
AMOUNT
CONVERTIBLE BONDS - (0.6)%
Hotels, Restaurants & Leisure - (0.6)%
Booking Holdings, Inc.
0.75%, 5/1/2025 (2)
(Proceeds $(7,042,010)) $ (6,200,000) (9,292,560)
TOTAL SHORT POSITIONS
(Proceeds $(186,097,399)) (185,626,547)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.4%
(Cost $1,707,328,439) 1,697,392,425
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.6% (n) 28,325,472
NET ASSETS - 100.0% 1,725,717,897

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Special Purpose Acquisition Company.
(c) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2023 amounted to $478,656,865; additional securities sold but not yet settled totaling $2,332,766 were also segregated. In addition, $20,271,002 of cash collateral was also pledged.
(d) Security fair valued using significant unobservable inputs (Level 3) as of June 30, 2023 in accordance with procedures approved by the Board of
Trustees. Total value of all such securities at June 30, 2023 amounted to $736,922, which represents 0.04% of net assets of the Fund.
(e) Restricted securities.  Securities acquired through a private placement transaction exempt from registration under the Securities Act of 1933 and/
or may be subject to legal or contractual restrictions on resale (excluding 144A securities).  Total value of all such securities at June 30, 2023 amounted to $0, which represents 0.00% of net assets of the Fund.
(f) Perpetual security. The rate reflected was the rate in effect on June 30, 2023. The maturity date reflects the next call date.
(g) Defaulted security.
(h) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2023 amounted to $184,339,032, which represents 10.68% of net assets of the Fund.
(i) Represents 7-day effective yield as of June 30, 2023.
(j) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(k) For the period ended June 30, 2023, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(l) The rate shown was the effective yield at the date of purchase.
(m) All or a portion of the security pledged as collateral for swap contracts.
(n) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 32,025,649 1.9%
Consumer Discretionary 88,705,523 5.1
Consumer Staples 730,312 0.0 (a)
Energy 17,091,578 1.0
Financials 260,518,355 15.2
Health Care 65,650,900 3.8
Industrials 50,980,759 2.9
Information Technology 37,219,415 2.2
Materials 454,135 0.0 (a)
Real Estate 6,506,408 0.4
Utilities 8,546,858 0.5
Investment Companies 504,265,594 29.2
U.S. Treasury Obligations 624,696,939 36.2
Total Investments In Securities
At Value 1,697,392,425 98.4
Other Assets in Excess of
Liabilities (n) 28,325,472 1.6
Net Assets
$ 1,725,717,897 100.0%
Affiliate
Value
At
12/31/2022
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2023
Shares
Held At
6/30/2023
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 28.6%
INVESTMENT COMPANIES - 28.6%
Limited Purpose
Cash Investment
Fund,
5.10% (a)
(Cost $492,816,039) $519,255,218 $813,738,734 $(840,026,881) $10,342 $(7,739) $492,969,674 493,166,941 $12,179,883 $–
(a) Represents 7-day effective yield as of June 30, 2023.
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Level 3 security (See Note 5).
Credit default swap contracts outstanding - buy protection as of June 30, 2023:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
40.V1 5.00 % Quarterly 6/20/2028 4.29 % USD 104,500,000 $ (193,397) $ (2,885,047) $ (3,078,444)
$ (193,397) $ (2,885,047) $ (3,078,444)
Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts
S&P 500 E-Mini Index (145) 9/2023 USD $ (32,539,813) $ (12,442)
U.S. Treasury 10 Year Note (383) 9/2023 USD (43,015,688) 523,976
U.S. Treasury 2 Year Note (368) 9/2023 USD (74,847,750) 740,982
U.S. Treasury 5 Year Note (1,103) 9/2023 USD (118,176,108) 1,585,106
$ 2,837,622
Forward foreign currency exchange contracts outstanding as of June 30, 2023:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 1,472 USD 1,612 CITI 9/20/2023 $ –
USD 648,923 CAD 857,954 CITI 9/20/2023 492
Total unrealized appreciation 492
EUR 1,263,840 USD 1,390,827 CITI 9/20/2023 (6,310)
USD 12,663,276 CAD 17,119,762 CITI 9/20/2023 (275,625)
USD 12,459,578 CAD 16,855,088 JPMC 9/20/2023 (279,286)
USD 798,453 DKK 5,499,270 CITI 9/20/2023 (11,383)
USD 798,457 DKK 5,499,270 JPMC 9/20/2023 (11,379)
USD 681,023 EUR 632,656 CITI 9/20/2023 (12,042)
USD 681,026 EUR 632,656 JPMC 9/20/2023 (12,038)
Total unrealized depreciation (608,063)
Net unrealized depreciation $ (607,571)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
Total return basket swap contracts outstanding as of June 30, 2023
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the AOISR plus
or minus a specified spread
(0.04%), which is denominated
in AUD based on the local
currencies of the positions
within the swap.
59-60 months
maturity ranging
from 03/30/2028
- 05/03/2028 $9,725,794 $43,075 $(18,983) $24,092
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-0.03%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
61 months
maturity
06/08/2028 $1,408,000 $118,400 $3,474 $121,874
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-0.05% to 0.07%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
57-61 months
maturity ranging
from 04/23/2025
- 06/29/2028 $1,825,350 $(540,701) $(538,146) $(1,078,847)
MSIP The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the Federal Funds
Effective Rate plus or minus a
specified spread (-259.83% to
0.25%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
12 months
maturity
04/08/2024 $5,352,000 $171,000 $(323,834) $(152,834)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of short
equity positions and fixed
income positions and pays
or receives the OBFR plus
or minus a specified spread
(-0.09% to 0.07%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
43 months
maturity
06/25/2025 $128,556,011 $(14,605,822) $(3,004,470) $(17,610,292)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
United States
American Airlines Group, Inc., 6.50%, 7/1/2025 15,500,000 20,359,250 (1,503,047) 8.5
Bandwidth, Inc., 0.50%, 4/1/2028 9,255,000 5,924,839 (2,254,980) 12.8
Cable One, Inc., 0.00%, 3/15/2026 7,050,000 5,763,375 (1,466,400) 8.3
Coherus Biosciences, Inc., 1.50%, 4/15/2026 7,600,000 4,678,984 (4,144,867) 23.5
Exact Sciences Corp., 0.38%, 3/1/2028 11,850,000 12,139,366 863,409 (4.9)
Exact Sciences Corp., 0.38%, 3/15/2027 7,476,000 8,034,944 (34,603) 0.2
Granite Point Mortgage Trust, Inc., 6.38%, 10/1/2023 1,900,000 1,863,746 390,478 (2.2)
Green Plains, Inc., 2.25%, 3/15/2027 5,650,000 7,017,883 (685,112) 3.9
Opendoor Technologies, Inc., 0.25%, 8/15/2026 3,717,000 2,558,707 101,023 (0.6)
PetIQ, Inc., 4.00%, 6/1/2026 2,975,000 2,735,524 (1,529,204) 8.7
Redfin Corp., 0.00%, 10/15/2025 3,550,000 2,889,700 (711,775) 4.0
Spotify USA, Inc., 0.00%, 3/15/2026 9,000,000 7,645,500 (634,500) 3.6
Stride, Inc., 1.13%, 9/1/2027 15,750,000 15,119,392 164,495 (0.9)
SHARES
Short Positions
Common Stocks
United States
American Airlines Group, Inc. (515,710) (9,251,837) (1,408,599) 8.0
Bandwidth, Inc. (3,036) (41,532) (3,029) 0.0
Cable One, Inc. (61) (40,082) 269 (0.0)
Coherus Biosciences, Inc. (47,319) (202,052) 33,839 (0.2)
Exact Sciences Corp. (109,998) (10,328,812) (2,191,748) 12.4
Green Plains, Inc. (133,315) (4,298,076) 54,605 (0.3)
Opendoor Technologies, Inc. (48,833) (196,309) (40,006) 0.2
PetIQ, Inc. (39,479) (598,896) (112,047) 0.6
Redfin Corp. (3,360) (41,731) 1,056 (0.0)
Spotify Technology SA (2,054) (329,770) (31,453) 0.2
Stride, Inc. (174,475) (6,495,704) 536,374 (3.0)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (0.03%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
49-61 months
maturity
ranging from
06/23/2027
- 06/13/2028 $23,430,751 $260,590 $(12,008) $248,582
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United Arab Emirates
Network International Holdings plc 1,867,165 9,096,305 14,480 5.8
United Kingdom
Dechra Pharmaceuticals plc 262,922 12,312,247 231,349 93.1
EMIS Group plc 116,225 2,022,199 14,761 5.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the
total return on a portfolio of
long equity positions and
pays or receives the OBFR
plus or minus a specified
spread (0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
03/26/2026
- 07/30/2027 $84,272,692 $4,647,811 $(3,885,757) $762,054
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Alpha Healthcare Acquisition Corp. III 358,249 3,689,965 211,367 27.7
Athena Technology Acquisition Corp. II 99,000 1,033,560 60,390 7.9
Bilander Acquisition Corp. 241,664 2,452,890 128,082 16.8
Black Mountain Acquisition Corp. 109,833 1,165,328 75,785 9.9
Churchill Capital Corp. VI 1,073,397 11,055,989 499,130 65.5
Churchill Capital Corp. VII 1,136,651 11,730,238 579,692 76.1
Concord Acquisition Corp. II 286,392 2,938,382 177,563 23.3
Conyers Park III Acquisition Corp. 196,419 2,005,438 60,890 8.0
Edoc Acquisition Corp. 22,000 242,220 22,220 2.9
FTAC Zeus Acquisition Corp. 255,030 2,658,688 164,494 21.6
Gores Holdings IX, Inc. 1,656,294 16,977,014 1,035,184 135.8

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Healthwell Acquisition Corp. I 279,200 2,870,176 189,856 24.9
Heartland Media Acquisition Corp. 400,846 4,224,917 232,491 30.5
Hennessy Capital Investment Corp. VI 697,470 7,183,941 488,229 64.1
KnightSwan Acquisition Corp. 334,038 3,530,782 198,753 26.1
M3-Brigade Acquisition III Corp. 449,013 4,687,696 237,977 31.2
Nabors Energy Transition Corp. 112,127 1,190,789 75,125 9.9
Papaya Growth Opportunity Corp. I 129,815 1,376,039 81,783 10.7
Thunder Bridge Capital Partners IV, Inc. 322,000 3,258,640 128,800 16.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.15% to 0.11%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
36-61 months
maturity
ranging from
10/23/2025
- 06/28/2028 $608,906,386 $(14,973,953) $(5,388,102) $(20,362,055)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Absolute Software Corp. 892,206 10,224,681 138,649 (0.7)
India
Godha Cabcon & Insulation Ltd. (a) 32,241 – – 0.0
Israel
Tower Semiconductor Ltd. 379,015 14,220,643 (3,084,579) 15.1
Switzerland
VectivBio Holding AG 56,040 945,395 18,006 (0.1)
Taiwan
Silicon Motion Technology Corp., ADR 281,100 20,199,846 (4,149,175) 20.4
United States
Activision Blizzard, Inc. 364,284 30,709,141 1,906,132 (9.4)
Aerojet Rocketdyne Holdings, Inc. 464,596 25,492,383 (419,571) 2.1
Albertsons Cos., Inc. 1,266,133 27,627,022 181,729 (0.9)
Amedisys, Inc. 63,867 5,839,998 15,741 (0.1)
Arconic Corp. 375,592 11,110,011 260,463 (1.3)
Argo Group International Holdings Ltd. 305,265 9,038,897 150,501 (0.7)
Black Knight, Inc. 324,594 19,388,000 (2,245,641) 11.0
Chinook Therapeutics, Inc. 159,427 6,125,185 88,358 (0.4)
CIRCOR International, Inc. 84,749 4,784,081 740,328 (3.6)
DICE Therapeutics, Inc. 371,201 17,245,998 (31,041) 0.2
Diversey Holdings Ltd. 798,457 6,699,054 249,680 (1.2)
Focus Financial Partners, Inc. 280,825 14,746,121 317,957 (1.6)
ForgeRock, Inc. 630,545 12,951,394 (1,028,651) 5.1
Franchise Group, Inc. 442,427 12,671,109 (250,693) 1.2
iRobot Corp. 225,011 10,181,748 (2,551,910) 12.5

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
IVERIC bio, Inc. 486,635 19,144,221 690,470 (3.4)
Lakeland Bancorp, Inc. 241,688 3,236,202 (817,485) 4.0
Life Storage, Inc. 196,130 26,077,445 (21,660) 0.1
National Instruments Corp. 333,736 19,156,446 (167,964) 0.8
Necessity Retail REIT, Inc. (The) 250,798 1,695,394 35,397 (0.2)
NuVasive, Inc. 568,377 23,638,799 (288,233) 1.4
PDC Energy, Inc. 203,569 14,481,899 140,532 (0.7)
PNM Resources, Inc. 510,065 23,003,932 (1,705,895) 8.4
Radius Global Infrastructure, Inc. 1,054,352 15,709,845 380,513 (1.9)
Seagen, Inc. 114,665 22,068,426 (974,924) 4.8
Syneos Health, Inc. 305,454 12,871,832 137,316 (0.7)
Triton International Ltd. 218,739 18,212,209 (11,425) 0.1
Univar Solutions, Inc. 412,234 14,774,467 451,190 (2.2)
Urstadt Biddle Properties, Inc. 84,744 1,801,657 53,055 (0.3)
VMware, Inc. 198,646 28,543,444 5,507,109 (27.0)
Short Positions
Common Stocks
Canada
Brookfield Infrastructure Corp. (50,163) (2,286,430) (43,885) 0.2
United States
Broadcom, Inc. (26,334) (22,842,902) (9,020,011) 44.3
Chevron Corp. (94,415) (14,856,200) (315,428) 1.5
Extra Space Storage, Inc. (175,536) (26,128,534) 372,876 (1.8)
Global Net Lease, Inc. (168,047) (1,727,523) (19,133) 0.1
Globus Medical, Inc. (426,602) (25,399,883) (872,061) 4.3
Intercontinental Exchange, Inc. (22,138) (2,503,365) (373,646) 1.8
MaxLinear, Inc. (109,088) (3,442,817) 797,548 (3.9)
Provident Financial Services, Inc. (201,061) (3,285,337) 837,070 (4.1)
Regency Centers Corp. (29,407) (1,816,470) (51,562) 0.3
(a) Security fair valued using significant unobservable inputs as of June 30, 2023 in accordance with procedures approved by the Board of
Trustees.

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
Collateral pledged to, or (received from), each counterparty at June 30, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 291,941 $ 291,941
BNPP
Cash 31,370,000 – 31,370,000
CITG
Cash – 8,511,790 8,511,790
CITI
Investment Companies 889,441 – 889,441
GSIN
Cash (817,693) – (817,693)
U.S. Treasury Bills 129,733,871 – 129,733,871
JPMC
Cash (363,380) – (363,380)
Investment Companies 10,406,427 – 10,406,427
JPMS
Cash – (386,342) (386,342)
MSIP
U.S. Treasury Bills 7,229,902 – 7,229,902

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.

AQR DIVERSIFYING STRATEGIES FUND
Schedule of Investments
June 30, 2023 (Unaudited)
(a) For the period ended June 30, 2023, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(b) Represents 7-day effective yield as of June 30, 2023.
The Schedule of Investments of the affiliated investment funds held by the AQR Diversifying Strategies Fund can be found within this report as well as on
Form N-CSR and Form N-PORT (Part F) which are filed with the Securities and Exchange Commission.
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 69.5%
AQR Diversified Arbitrage Fund,
Class R6 (a) 1,792,705 21,207,697
AQR Equity Market Neutral Fund,
Class R6 (a) 6,729,303 61,842,293
AQR Macro Opportunities Fund,
Class R6 (a) 3,767,807 40,051,789
AQR Managed Futures Strategy
HV Fund, Class R6 (a) 4,734,254 40,051,789
AQR Style Premia Alternative
Fund, Class R6 (a) 7,778,905 61,842,293
TOTAL ALTERNATIVE FUNDS
(Cost $214,482,327) 224,995,861
ASSET ALLOCATION FUNDS - 28.5%
AQR Multi-Asset Fund, Class R6
(a)
(Cost $91,101,124) 9,893,906 92,310,145
TOTAL INVESTMENT COMPANIES
(Cost $305,583,451) 317,306,006
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 1.9%
INVESTMENT COMPANIES - 1.9%
Limited Purpose Cash Investment
Fund, 5.10% (b)
(Cost $6,344,820) 6,348,155 6,345,616
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.9%
(Cost $311,928,271) 323,651,622
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.1% 191,446
NET ASSETS - 100.0% 323,843,068
SECTOR VALUE
% OF NET
ASSETS
Equity Market Neutral $ 61,842,293 19.1%
Global Flex Allocation 92,310,145 28.5
Global Macro 40,051,789 12.4
Multi-Strategy 61,842,293 19.1
Relative Value Arbitrage 21,207,697 6.5
Systematic Trend 40,051,789 12.4
Investment Companies 6,345,616 1.9
Total Investments In Securities
At Value 323,651,622 99.9
Other Assets in Excess of
Liabilities 191,446 0.1
Net Assets
$ 323,843,068 100.0%
Affiliate
Value
At
12/31/2022
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2023
Shares
Held At
6/30/2023
Dividend
Income
Capital
Gain
Distributions
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 69.5%
AQR Diversified
Arbitrage Fund $ 24,491,514 $ 17,593,006 $ (21,226,367) $ (42,302) $ 391,846 $ 21,207,697 1,792,705 $ – $ –
AQR Equity Market
Neutral Fund 36,767,279 29,446,139 (6,522,683) (117,168) 2,268,726 61,842,293 6,729,303 – –
AQR Macro
Opportunities Fund 24,511,520 23,679,752 (7,473,656) (413,244) (252,583) 40,051,789 3,767,807 – –
AQR Managed
Futures Strategy HV
Fund 24,511,520 21,862,318 (7,367,160) (797,614) 1,842,725 40,051,789 4,734,254 – –
AQR Style Premia
Alternative Fund 36,767,279 29,827,283 (7,768,908) (1,301,834) 4,318,473 61,842,293 7,778,905 – –
(2,672,162) 8,569,187 224,995,861 – –
ASSET ALLOCATION FUNDS - 28.5%
AQR Multi-Asset
Fund 37,710,030 59,738,060 (8,112,651) (905,935) 3,880,641 92,310,145 9,893,906 – –
TOTAL $(3,578,097) $12,449,828 $317,306,006 $– $–
All securities are Level 1 with respect to ASC 820 (See Note 5).

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 101.5%
COMMON STOCKS - 4.8%
Italy - 3.8%
A2A SpA (a) 157,110 287,431
Assicurazioni Generali SpA (a) 27,581 560,887
Banco BPM SpA (a) 151,485 703,623
Buzzi SpA (a) 22,778 570,702
Enel SpA (a) 23,022 155,224
ERG SpA (a) 2,376 70,075
Intesa Sanpaolo SpA (a) 22,307 58,483
Leonardo SpA (a) 60,447 686,369
Nexi SpA *(a)(b) 919 7,210
Pirelli & C SpA *(a)(b) 128,025 632,912
Poste Italiane SpA (a)(b) 37,596 407,275
Prysmian SpA (a) 23,824 996,408
Snam SpA (a) 30,746 160,689
UniCredit SpA (a) 55,063 1,280,411
Unipol Gruppo SpA (a) 214,192 1,144,642
7,722,341
—
United States - 1.0%
Stellantis NV (a) 84,954 1,493,559
Tenaris SA (a) 41,549 621,533
2,115,092
—
TOTAL COMMON STOCKS
(Cost $7,705,574) 9,837,433
SHORT-TERM INVESTMENTS - 96.7%
INVESTMENT COMPANIES - 50.9%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.02% (1)(c)(d) 5,192,628 5,192,628
Limited Purpose Cash Investment
Fund, 5.10% (1)(c) 100,044,623 100,004,606
TOTAL INVESTMENT COMPANIES
(Cost $105,168,367) 105,197,234
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 45.8%
U.S. Treasury Bills
4.82%, 7/13/2023 (e)(f) $ 1,503,000 1,500,910
4.80%, 7/20/2023 (e)(f) 1,982,000 1,977,313
4.79%, 8/3/2023 (e)(f) 326,000 324,564
4.85%, 8/10/2023 (e)(f) 246,000 244,667
4.96%, 8/17/2023 (e)(f) 1,885,000 1,872,837
5.04%, 8/24/2023 (e)(f) 10,655,000 10,575,277
5.07%, 8/31/2023 (e)(f) 5,931,000 5,880,827
5.10%, 9/7/2023 (e)(f) 2,263,000 2,241,696
4.81%, 9/14/2023 (e)(f) 9,136,000 9,040,388
4.73%, 9/21/2023 (e)(f) 4,444,000 4,393,027
4.76%, 9/28/2023 (e)(f) 1,215,000 1,199,849
4.80%, 10/5/2023 (e)(f) 3,796,000 3,744,719
4.91%, 10/12/2023 (e)(f) 806,000 794,272
4.99%, 10/19/2023 (e)(f) 9,112,000 8,969,819
4.96%, 10/26/2023 (e)(f) 15,163,000 14,911,126
5.11%, 11/16/2023 (e)(f) 18,261,000 17,903,652
5.39%, 12/7/2023 (e)(f) 3,210,000 3,137,088
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 45.8% (continued)
5.36%, 12/28/2023 (e) $ 6,117,000 5,958,629
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $94,714,325) 94,670,660
TOTAL SHORT-TERM INVESTMENTS
(Cost $199,882,692) 199,867,894
TOTAL LONG POSITIONS
(Cost $207,588,266) 209,705,327
SHARES
SHORT POSITIONS - (3.7)%
COMMON STOCKS - (3.7)%
Italy - (3.6)%
Amplifon SpA (1,636) (60,008)
Azimut Holding SpA (919) (19,830)
Banca Generali SpA (10,531) (362,307)
Brunello Cucinelli SpA (1,666) (146,683)
Davide Campari-Milano NV (58,177) (806,288)
DiaSorin SpA (2,772) (288,756)
Ferrari NV (3,987) (1,303,540)
FinecoBank Banca Fineco SpA (72,726) (978,937)
Hera SpA (46,317) (137,841)
Infrastrutture Wireless Italiane SpA
(b) (67,139) (886,252)
Interpump Group SpA (4,257) (236,761)
Italgas SpA (25,839) (153,191)
Mediobanca Banca di Credito
Finanziario SpA (45,619) (546,173)
Moncler SpA (5,861) (405,509)
Recordati Industria Chimica e
Farmaceutica SpA (9,163) (437,742)
Reply SpA (1,377) (156,555)
Telecom Italia SpA (1,147,130) (323,412)
Terna - Rete Elettrica Nazionale (12,824) (109,378)
(7,359,163)
—
United Kingdom - (0.1)%
CNH Industrial NV (16,480) (237,685)
TOTAL COMMON STOCKS
(Proceeds $(7,072,541)) (7,596,848)
TOTAL SHORT POSITIONS
(Proceeds $(7,072,541)) (7,596,848)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 97.8%
(Cost $200,515,725) 202,108,479
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.2% (g) 4,598,540
NET ASSETS - 100.0% 206,707,019

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2023 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (1,209,664) (0.6) %
Consumer Discretionary 270,737 0.1
Consumer Staples (806,288) (0.4)
Energy 621,534 0.3
Financials 2,255,286 1.1
Health Care (786,506) (0.4)
Industrials 1,208,330 0.6
Information Technology (156,555) (0.1)
Materials 570,702 0.3
Utilities 273,009 0.2
Investment Companies 105,197,234 50.9
U.S. Treasury Obligations 94,670,660 45.8
Total Investments In Securities
At Value 202,108,479 97.8
Other Assets in Excess of
Liabilities (g) 4,598,540 2.2
Net Assets
$ 206,707,019 100.0%
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2023 amounted to $8,212,737. In addition, $320,000 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2023 amounted to $161,145, which represents 0.08% of net assets of the Fund.
(c) Represents 7-day effective yield as of June 30, 2023.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) The rate shown was the effective yield at the date of purchase.
(f) All or a portion of the security pledged as collateral for swap contracts.
(g) Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Forward foreign currency exchange contracts outstanding as of June 30, 2023:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CHF 502 USD 559 CITI 9/20/2023 $ 6
CHF 498 USD 555 JPMC 9/20/2023 6
SEK 378 USD 35 CITI 9/20/2023 –
SEK 372 USD 34 JPMC 9/20/2023 –
USD 253,919 EUR 231,500 CITI 9/20/2023 314
USD 253,920 EUR 231,500 JPMC 9/20/2023 315
USD 25,609 HKD 200,000 CITI 9/20/2023 40
USD 25,610 HKD 200,000 JPMC 9/20/2023 40
Total unrealized appreciation 721
EUR 500 USD 549 CITI 9/20/2023 (1)
EUR 500 USD 549 JPMC 9/20/2023 (1)
SEK 126 USD 12 CITI 9/20/2023 –
SEK 124 USD 12 JPMC 9/20/2023 –
SGD 680,500 USD 505,564 CITI 9/20/2023 (888)
SGD 680,500 USD 505,562 JPMC 9/20/2023 (886)
USD 109 CAD 148 CITI 9/20/2023 (2)
USD 108 CAD 146 JPMC 9/20/2023 (2)
USD 290 DKK 2,000 CITI 9/20/2023 (4)
USD 290 DKK 2,000 JPMC 9/20/2023 (4)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 592,234 EUR 550,503 CITI 9/20/2023 $ (10,834)
USD 592,231 EUR 550,497 JPMC 9/20/2023 (10,830)
USD 136 NOK 1,502 CITI 9/20/2023 (4)
USD 135 NOK 1,498 JPMC 9/20/2023 (4)
Total unrealized depreciation (23,460)
Net unrealized depreciation $ (22,739)
Total return basket swap contracts outstanding as of June 30, 2023
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-0.20%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
50 months
maturity
08/09/2027 $1,314,904 $20,478 $1,442 $21,920
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-11.80% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
22-61 months
maturity
ranging from
04/23/2025
- 06/19/2028 $22,597,344 $31,269 $(891) $30,378
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 32,938 1,295,809 (1,029) (3.4)
Adecco Group AG (Registered) 6,278 205,613 7,885 26.0
Alcon, Inc. 2,531 209,978 5,643 18.6
Barry Callebaut AG (Registered) 169 326,522 625 2.1
Clariant AG (Registered) 28,811 416,796 7,027 23.1
DKSH Holding AG 6,644 494,532 (9,864) (32.5)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Galenica AG 4,759 384,742 6,170 20.3
Georg Fischer AG (Registered) 10,015 753,234 28,726 94.6
Helvetia Holding AG (Registered) 3,030 410,669 (11,137) (36.7)
Julius Baer Group Ltd. 1,758 110,943 48 0.2
Novartis AG (Registered) 17,942 1,808,902 (12,259) (40.4)
Sonova Holding AG (Registered) 1,987 530,206 6,511 21.4
Stadler Rail AG 3,007 117,481 2,247 7.4
Swatch Group AG (The) 3,141 918,404 11,601 38.2
UBS Group AG (Registered) 13,128 266,087 (5,332) (17.6)
United States
Holcim AG 15,170 1,022,568 20,895 68.8
Roche Holding AG 4,492 1,372,172 (13,746) (45.3)
Short Positions
Common Stocks
Austria
ams-OSRAM AG (1,230) (8,864) 741 2.4
Switzerland
Bachem Holding AG (6,795) (593,310) 48,193 158.6
Baloise Holding AG (Registered) (77) (11,326) 580 1.9
Belimo Holding AG (Registered) (448) (223,916) (8,187) (27.0)
BKW AG (374) (66,123) (3,487) (11.5)
Chocoladefabriken Lindt & Spruengli AG (4) (50,292) (1,267) (4.2)
Cie Financiere Richemont SA (Registered) (530) (90,030) (2,392) (7.9)
Dufry AG (Registered) (1,003) (45,749) (2,045) (6.7)
EMS-Chemie Holding AG (Registered) (668) (506,217) 9,121 30.0
Flughafen Zurich AG (Registered) (602) (125,218) (5,901) (19.4)
Geberit AG (Registered) (1,273) (667,159) 4,578 15.1
Givaudan SA (Registered) (196) (650,121) (16,167) (53.2)
Idorsia Ltd. (4,618) (33,394) 9,069 29.9
Kuehne + Nagel International AG (Registered) (540) (159,963) (4,065) (13.4)
Logitech International SA (Registered) (9,057) (540,568) (27,941) (92.0)
Lonza Group AG (Registered) (774) (462,630) 12,121 39.9
Partners Group Holding AG (853) (804,243) 28,696 94.5
Schindler Holding AG (508) (119,282) (4,747) (15.6)
SGS SA (Registered) (656) (62,058) 284 0.9
SIG Group AG (55,396) (1,530,410) 19,354 63.7
Sika AG (Registered) (3,142) (899,871) (17,703) (58.3)
Straumann Holding AG (Registered) (6,899) (1,121,819) (61,591) (202.7)
Swiss Life Holding AG (Registered) (980) (573,973) 13,994 46.1
Swisscom AG (Registered) (89) (55,549) (24) (0.1)
Tecan Group AG (Registered) (702) (269,760) (1,995) (6.6)
Temenos AG (Registered) (348) (27,710) 518 1.7
VAT Group AG (2,707) (1,121,277) (7,387) (24.3)
Zurich Insurance Group AG (1,218) (579,389) 3,450 11.4
United States
Nestle SA (Registered) (4,519) (543,598) 1,681 5.5
Swiss Re AG (88) (8,867) (223) (0.7)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-1.60% to 0.23%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
23-59 months
maturity
ranging from
04/24/2025
- 04/24/2028 $9,488,227 $234,713 $(537) $234,176
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 371 652,310 1,490 0.6
Carlsberg A/S 4,078 653,015 13,241 5.7
Genmab A/S 1,457 552,141 (11,996) (5.1)
ISS A/S 47,975 1,014,890 36,547 15.6
Novo Nordisk A/S 4,639 749,383 13,235 5.7
Pandora A/S 10,637 950,753 50,657 21.6
ROCKWOOL A/S 942 243,608 21,344 9.1
Short Positions
Common Stocks
Denmark
Ambu A/S (11,434) (187,442) (7,977) (3.4)
Coloplast A/S (1,768) (221,241) 2,781 1.2
Demant A/S (2,077) (87,913) (3,871) (1.7)
DSV A/S (1,796) (377,235) (20,851) (8.9)
GN Store Nord A/S (8,688) (217,274) (2,287) (1.0)
Novozymes A/S (23,473) (1,095,229) 58,211 24.9
Orsted A/S (8,774) (831,796) 17,123 7.3
Royal Unibrew A/S (3,341) (299,064) 9,698 4.1
Tryg A/S (25,450) (551,145) 23,424 10.0
Vestas Wind Systems A/S (30,232) (803,788) 33,944 14.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
22-61 months
maturity
ranging from
04/23/2025
- 06/08/2028 $34,013,033 $60,433 $29,563 $89,996

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2023 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 7,947 322,165 3,044 3.4
Anheuser-Busch InBev SA/NV 7,005 397,026 (3,054) (3.4)
Proximus SADP 124,503 928,451 (35,595) (39.6)
Solvay SA 3,036 339,485 6,706 7.5
Finland
Metso OYJ 24,736 298,483 3,056 3.4
Nokia OYJ 175,167 733,925 (12,963) (14.4)
Wartsila OYJ Abp 25,880 291,822 (10,490) (11.7)
Luxembourg
ArcelorMittal SA 10,703 292,022 (4,511) (5.0)
Netherlands
Aalberts NV 7,347 309,395 (5,755) (6.4)
ASML Holding NV 1,142 828,325 4,371 4.9
ASR Nederland NV 17,638 795,535 46,266 51.4
Heineken NV 3,352 344,708 445 0.5
Koninklijke Ahold Delhaize NV 35,320 1,204,166 55,831 62.0
OCI NV 18,781 451,101 8,229 9.1
Wolters Kluwer NV 4,623 586,998 6,615 7.4
Spain
Acerinox SA 70,943 753,997 (27,875) (31.0)
ACS Actividades de Construccion y Servicios SA 16,820 591,456 20,096 22.3
Banco de Sabadell SA 899,915 1,037,557 32,002 35.6
Banco Santander SA 196,924 729,040 38,834 43.2
Industria de Diseno Textil SA 15,613 605,594 28,043 31.2
Mapfre SA 335,707 667,394 2,151 2.4
Redeia Corp. SA 46,949 789,543 (42,189) (46.9)
Repsol SA 135,000 1,963,439 (42,213) (46.9)
United States
Signify NV 24,185 678,001 (19,504) (21.7)
Short Positions
Common Stocks
Belgium
D'ieteren Group (2,714) (480,338) 5,055 5.6
Galapagos NV (6,283) (255,634) 5,511 6.1
UCB SA (5,526) (489,927) 17,797 19.8
Finland
Huhtamaki OYJ (7,600) (249,421) 11,149 12.4
Neste OYJ (13,132) (505,625) 66,701 74.1
Valmet OYJ (9,785) (272,380) 24,451 27.2
Netherlands
Adyen NV (915) (1,584,476) (18,310) (20.3)
Aegon NV (77,383) (392,826) (19,008) (21.1)
Akzo Nobel NV (7,356) (601,376) (30,024) (33.4)
Argenx SE (1,239) (483,205) 3,649 4.1
ASM International NV (2,196) (932,431) 18,172 20.2
Ferrovial SE (21,136) (668,153) 3,460 3.8
Koninklijke KPN NV (121,174) (432,588) (13,831) (15.4)
Koninklijke Philips NV (38,821) (841,160) (57,981) (64.4)
SBM Offshore NV (17,424) (238,849) (425) (0.5)
Universal Music Group NV (25,085) (557,258) (14,730) (16.4)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Spain
Acciona SA (3,879) (658,616) 25,822 28.7
Amadeus IT Group SA (3,258) (248,098) (1,799) (2.0)
Banco Bilbao Vizcaya Argentaria SA (72,609) (557,833) (19,221) (21.4)
CaixaBank SA (150,598) (623,824) (7,906) (8.8)
Cellnex Telecom SA (48,715) (1,968,270) (38,110) (42.3)
Corp. ACCIONA Energias Renovables SA (9,242) (309,192) 9,692 10.8
Endesa SA (16,248) (349,131) 21,422 23.8
Fluidra SA (17,756) (346,217) (6,180) (6.9)
Grifols SA (55,680) (714,309) (3,440) (3.8)
Switzerland
DSM-Firmenich AG (2,663) (286,576) (13,948) (15.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
23-58 months
maturity
ranging from
04/24/2025
- 04/04/2028 $4,146,210 $(63,055) $29,970 $(33,085)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 10,762 380,242 6,556 (19.8)
Norway
Equinor ASA 36,026 1,049,036 (21,480) 64.9
Leroy Seafood Group ASA 63,972 242,757 (17,098) 51.7
Mowi ASA 12,305 195,232 (9,745) 29.5
Norsk Hydro ASA 46,075 274,665 (20,580) 62.2
Telenor ASA 7,333 74,353 (2,163) 6.5
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (4,645) (277,871) 21,810 (65.9)
Norway
Gjensidige Forsikring ASA (12,531) (200,745) 5,078 (15.3)
Kongsberg Gruppen ASA (2,865) (130,226) (1,785) 5.4
Orkla ASA (228) (1,639) 11 (0.0)
Salmar ASA (13,286) (535,399) 19,010 (57.5)
Schibsted ASA (11,031) (193,718) 518 (1.6)
TOMRA Systems ASA (19,137) (307,867) 3,696 (11.2)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom
Subsea 7 SA (22,678) (282,460) (46,883) 141.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
22-61 months
maturity
ranging from
04/23/2025
- 06/19/2028 $16,131,182 $193,208 $(1,437) $191,771
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 13,370 145,635 3,051 1.6
Guatemala
Millicom International Cellular SA 29,246 447,515 (40,581) (21.2)
Sweden
Assa Abloy AB 31,995 769,063 31,585 16.5
Axfood AB 4,307 91,152 (2,493) (1.3)
Billerud AB 70,760 538,524 (29,506) (15.4)
Boliden AB 7,041 204,035 (7,482) (3.9)
Elekta AB 54,918 424,861 (1,739) (0.9)
Embracer Group AB 27,154 67,906 (248) (0.1)
Essity AB 5,459 145,382 168 0.1
Evolution AB 1,794 227,343 (4,930) (2.6)
Getinge AB 10,698 187,682 (22,403) (11.7)
H & M Hennes & Mauritz AB 64,063 1,101,711 198,145 103.3
Saab AB 8,256 446,947 (10,965) (5.7)
Sandvik AB 14,128 275,838 (294) (0.2)
Skanska AB 33,849 474,918 27,378 14.3
SKF AB 7,784 135,640 (5,312) (2.8)
SSAB AB 44,389 307,799 (7,050) (3.7)
Svenska Handelsbanken AB 54,583 456,983 (5,174) (2.7)
Swedbank AB 5,066 85,494 (651) (0.3)
Swedish Orphan Biovitrum AB 4,225 82,579 (2,819) (1.5)
Telefonaktiebolaget LM Ericsson 167,261 908,779 15,198 7.9
Trelleborg AB 7,145 173,404 (16,991) (8.9)
Volvo AB 19,863 411,065 12,805 6.7
Volvo Car AB 48,376 192,475 (7,392) (3.9)
United States
Sinch AB 68,701 155,135 (11,405) (5.9)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Sweden
Alfa Laval AB (9,812) (357,919) (8,938) (4.7)
Atlas Copco AB (32,865) (474,468) (21) (0.0)
Beijer Ref AB (36,703) (468,826) 49,117 25.6
Electrolux AB (24,506) (334,887) (5,538) (2.9)
Epiroc AB (35,261) (667,909) (17,146) (8.9)
EQT AB (61,720) (1,188,217) 43,853 22.9
Hexagon AB (50,599) (622,384) (297) (0.2)
Hexpol AB (18,451) (195,912) 9,035 4.7
Holmen AB (10,026) (360,342) 9,451 4.9
Husqvarna AB (49,802) (451,882) (28,267) (14.7)
Indutrade AB (21,814) (492,353) 19,152 10.0
Lifco AB (13,031) (283,786) (9,039) (4.7)
Nibe Industrier AB (44,207) (420,336) 5,734 3.0
Securitas AB (43,362) (356,165) (9,119) (4.8)
Skandinaviska Enskilda Banken AB (6,194) (68,507) 207 0.1
Svenska Cellulosa AB SCA (43,870) (560,000) 14,948 7.8
Tele2 AB (6,688) (55,312) 1,899 1.0
Telia Co. AB (143,178) (314,112) 7,282 3.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
or CORRA plus or minus a
specified spread (-0.77% to
0.23%), which is denominated
in CAD based on the local
currencies of the positions
within the swap.
13-14 months
maturity
ranging from
02/26/2024
- 08/26/2024 $28,125,111 $48,057 $326,459 $374,516
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Air Canada 41,361 780,231 66,502 17.8
Alimentation Couche-Tard, Inc. 7,453 382,172 17,834 4.8
ARC Resources Ltd. 52,631 702,012 (22,646) (6.0)
Atco Ltd. 19,846 590,848 4,195 1.1
Bank of Montreal 3,549 320,515 6,081 1.6
Bank of Nova Scotia (The) 10,886 544,649 18,407 4.9
Bombardier, Inc. 7,275 358,657 23,065 6.2
Canadian Imperial Bank of Commerce 8,692 371,104 1,443 0.4
Capital Power Corp. 13,741 436,683 (7,987) (2.1)
Empire Co. Ltd. 22,081 627,219 13,668 3.6
Fairfax Financial Holdings Ltd. 789 590,992 7,927 2.1

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Finning International, Inc. 20,924 643,633 14,847 4.0
George Weston Ltd. 3,349 395,939 4,525 1.2
iA Financial Corp., Inc. 4,770 324,961 8,282 2.2
Imperial Oil Ltd. 13,451 688,212 19,901 5.3
Loblaw Cos. Ltd. 3,218 294,606 7,142 1.9
Magna International, Inc. 4,626 261,165 16,866 4.5
Manulife Financial Corp. 27,743 524,389 19,476 5.2
Nutrien Ltd. 10,673 630,108 (1,853) (0.5)
Open Text Corp. 13,839 575,602 24,445 6.5
Parkland Corp. 11,289 281,213 6,221 1.7
Suncor Energy, Inc. 15,245 447,194 7,710 2.1
West Fraser Timber Co. Ltd. 9,448 811,683 47,356 12.6
Whitecap Resources, Inc. 43,388 303,610 6,223 1.7
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (9,032) (390,597) (5,182) (1.4)
Canada
Algonquin Power & Utilities Corp. (81,247) (671,564) (1,840) (0.5)
BCE, Inc. (8,448) (385,174) (9,502) (2.5)
Brookfield Corp. (13,663) (459,989) (33,004) (8.8)
Brookfield Infrastructure Corp. (6,824) (311,182) (2,730) (0.7)
Cameco Corp. (20,073) (628,669) (32,123) (8.6)
Canadian Pacific Kansas City Ltd. (4,036) (325,988) (5,758) (1.5)
Constellation Software, Inc. (143) (296,283) (10,189) (2.7)
Dollarama, Inc. (5,066) (343,100) (10,784) (2.9)
Element Fleet Management Corp. (34,824) (530,476) (4,732) (1.3)
Emera, Inc. (6,653) (274,005) (5,123) (1.4)
Enbridge, Inc. (26,535) (986,287) (15,423) (4.1)
Fortis, Inc. (10,759) (463,658) (8,203) (2.2)
Franco-Nevada Corp. (2,383) (339,637) (10,271) (2.7)
GFL Environmental, Inc. (13,106) (508,906) (24,139) (6.4)
Intact Financial Corp. (3,110) (480,181) (17,748) (4.7)
Metro, Inc. (5,887) (332,489) (7,643) (2.0)
Pan American Silver Corp. (28,623) (417,002) (1,296) (0.3)
RB Global, Inc. (4,352) (261,169) (13,929) (3.7)
Rogers Communications, Inc. (12,257) (559,210) (14,526) (3.9)
Royal Bank of Canada (4,367) (417,070) (9,560) (2.6)
TC Energy Corp. (12,339) (498,683) 1,304 0.3
Thomson Reuters Corp. (2,828) (381,820) (2,028) (0.5)
TMX Group Ltd. (15,835) (356,325) (14,942) (4.0)
WSP Global, Inc. (2,958) (390,798) (12,013) (3.2)
United States
Brookfield Renewable Corp. (9,230) (291,166) 766 0.2

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.32% to 0.24%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
01/27/2025
- 05/05/2025 $5,046,194 $36,650 $117,920 $154,570
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 56,600 159,454 (2,511) (1.6)
Yangzijiang Shipbuilding Holdings Ltd. 670,316 745,780 76,653 49.6
Singapore
City Developments Ltd. 108,562 541,506 6,081 3.9
Genting Singapore Ltd. 387,219 269,998 5,152 3.3
Jardine Cycle & Carriage Ltd. 5,200 134,087 5,125 3.3
Oversea-Chinese Banking Corp. Ltd. 30,600 278,368 289 0.2
Seatrium Ltd. 3,338,300 309,628 1,075 0.7
Singapore Airlines Ltd. 122,900 651,128 (28,621) (18.5)
Singapore Telecommunications Ltd. 86,600 160,398 1,593 1.0
Short Positions
Common Stocks
Singapore
DBS Group Holdings Ltd. (22,235) (519,249) (202) (0.1)
Keppel Corp. Ltd. (55,300) (275,214) (2,476) (1.6)
Singapore Technologies Engineering Ltd. (295,500) (806,322) (24,090) (15.6)
United Overseas Bank Ltd. (9,400) (195,062) (1,418) (0.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the RBACR
plus or minus a specified
spread (-0.63% to 0.30%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
4-24 months
maturity
07/20/2023 $21,039,558 $69,830 $26,239 $96,069

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2023 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Ampol Ltd. 8,823 176,252 (3,715) (3.9)
ANZ Group Holdings Ltd. 26,270 415,849 2,504 2.6
Aristocrat Leisure Ltd. 9,582 247,913 (1,409) (1.5)
Aurizon Holdings Ltd. 207,509 542,886 9,310 9.7
BHP Group Ltd. 28,375 853,008 (18,374) (19.1)
BlueScope Steel Ltd. 78,248 1,076,914 (11,976) (12.5)
Coles Group Ltd. 18,770 230,475 1,283 1.3
Computershare Ltd. 10,276 160,367 1,418 1.5
Harvey Norman Holdings Ltd. 105,900 246,318 13,518 14.1
Incitec Pivot Ltd. 359,129 657,155 4,046 4.2
JB Hi-Fi Ltd. 28,718 840,482 12,705 13.2
New Hope Corp. Ltd. 56,308 182,410 (20,142) (21.0)
Origin Energy Ltd. 47,437 266,622 (1,663) (1.7)
Pilbara Minerals Ltd. 47,809 157,132 3,625 3.8
Qantas Airways Ltd. 268,660 1,113,358 (69,619) (72.5)
Qube Holdings Ltd. 67,555 128,757 (1,298) (1.4)
Seven Group Holdings Ltd. 8,817 145,405 (2,958) (3.1)
Sonic Healthcare Ltd. 27,306 649,382 5,642 5.9
South32 Ltd. 230,872 581,243 (20,097) (20.9)
Suncorp Group Ltd. 25,929 232,978 (721) (0.8)
Telstra Group Ltd. 130,012 372,965 (6,376) (6.6)
Westpac Banking Corp. 19,758 281,327 2,955 3.1
Whitehaven Coal Ltd. 160,546 719,703 (1,125) (1.2)
New Zealand
Xero Ltd. 1,984 158,958 2,727 2.8
Short Positions
Common Stocks
Australia
Allkem Ltd. (12,194) (131,135) (2,222) (2.3)
Alumina Ltd. (375,197) (347,994) 669 0.7
carsales.com Ltd. (9,391) (150,177) 4,154 4.3
Cleanaway Waste Management Ltd. (160,439) (277,557) 23,834 24.8
Commonwealth Bank of Australia (18,681) (1,250,633) 148 0.2
Domino's Pizza Enterprises Ltd. (9,976) (310,123) (6,689) (7.0)
IDP Education Ltd. (41,973) (621,570) 55,628 57.9
IGO Ltd. (31,339) (319,870) (8,811) (9.2)
Insurance Australia Group Ltd. (40,345) (153,427) (3,729) (3.9)
Lynas Rare Earths Ltd. (85,579) (393,248) 19,493 20.3
Macquarie Group Ltd. (2,353) (279,978) 8,480 8.8
Medibank Pvt Ltd. (62,219) (146,151) 3,059 3.2
Mineral Resources Ltd. (10,987) (526,198) 10,943 11.4
NEXTDC Ltd. (25,295) (213,307) 6,252 6.5
Northern Star Resources Ltd. (25,796) (210,157) 20,281 21.1
Pro Medicus Ltd. (8,249) (363,045) 13,313 13.9
REA Group Ltd. (5,593) (537,282) (23,125) (24.1)
Reece Ltd. (29,375) (365,937) 13,685 14.2
Transurban Group (53,958) (513,754) 12,109 12.6
Washington H Soul Pattinson & Co. Ltd. (12,361) (262,412) 3,390 3.5
Wesfarmers Ltd. (9,630) (317,494) (79) (0.1)
WiseTech Global Ltd. (3,223) (172,876) 86 0.1

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Woodside Energy Group Ltd. (11,109) (256,969) 5,889 6.1
Woolworths Group Ltd. (9,166) (242,864) (1,436) (1.5)
United States
CSL Ltd. (2,061) (381,654) 8,864 9.2
James Hardie Industries plc (28,292) (754,716) 2,922 3.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-3.00% to 0.28%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
2-24 months
maturity
08/21/2023 $54,669,419 $(338,067) $23,613 $(314,454)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Air France-KLM 398,915 751,591 (21,713) 6.9
Bouygues SA 15,987 537,058 13,707 (4.4)
Cie de Saint-Gobain 16,532 1,006,574 6,993 (2.2)
Dassault Aviation SA 4,773 956,276 58,365 (18.6)
Eiffage SA 13,106 1,368,379 2,036 (0.6)
Ipsen SA 6,069 730,564 103 (0.0)
Rexel SA 46,779 1,156,093 17,784 (5.7)
Rubis SCA 17,592 427,361 (24,906) 7.9
Safran SA 4,131 647,368 3,211 (1.0)
Sodexo SA 10,399 1,145,110 (6,082) 1.9
Thales SA 6,161 923,096 21,221 (6.7)
TotalEnergies SE 9,240 530,419 (12,131) 3.9
Germany
Bayerische Motoren Werke AG 7,981 981,720 14,861 (4.7)
Deutsche Bank AG (Registered) 101,764 1,069,821 25,444 (8.1)
Deutsche Lufthansa AG (Registered) 92,468 948,125 6,315 (2.0)
GEA Group AG 16,344 684,259 (7,366) 2.3
Infineon Technologies AG 11,461 471,990 (4,373) 1.4
Mercedes-Benz Group AG 7,293 587,023 (14,134) 4.5
Siemens AG (Registered) 4,517 752,988 (51,910) 16.5
TeamViewer SE 34,895 560,881 12,756 (4.1)
thyssenkrupp AG 128,427 1,005,897 15,111 (4.8)
Singapore
STMicroelectronics NV 16,136 804,757 12,415 (3.9)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
Sanofi 4,843 521,377 22,027 (7.0)
Preferred Stocks
Germany
Volkswagen AG (Preference) 3,466 466,082 (17,951) 5.7
Short Positions
Common Stocks
France
Aeroports de Paris (2,994) (430,214) 15,412 (4.9)
Air Liquide SA (7,831) (1,404,373) (24,325) 7.7
Airbus SE (8,559) (1,237,475) (9,507) 3.0
Alstom SA (47,543) (1,419,195) (68,786) 21.9
Bollore SE (77,204) (481,465) (15,590) 5.0
Cie Generale des Etablissements Michelin SCA (25,953) (767,724) 2,861 (0.9)
EssilorLuxottica SA (3,260) (614,739) (8,787) 2.8
Forvia (18,668) (440,585) 11,437 (3.6)
L'Oreal SA (1,885) (879,307) (30,934) 9.8
Remy Cointreau SA (3,248) (521,371) (3,207) 1.0
Sartorius Stedim Biotech (3,907) (975,788) 52,098 (16.6)
SEB SA (4,330) (447,785) (19,001) 6.0
SOITEC (3,327) (562,847) (14,653) 4.7
Germany
adidas AG (10,420) (2,022,814) (65,303) 20.8
Covestro AG (18,873) (982,013) (151,861) 48.3
Deutsche Telekom AG (Registered) (25,003) (545,528) (18,688) 5.9
Fraport AG Frankfurt Airport Services Worldwide (11,053) (589,992) 878 (0.3)
Fresenius Medical Care AG & Co. KGaA (13,354) (638,203) (12,486) 4.0
Nemetschek SE (6,858) (511,996) 25,765 (8.2)
Rheinmetall AG (2,085) (571,190) 20,577 (6.5)
Siemens Healthineers AG (14,205) (805,073) 6,843 (2.2)
Symrise AG (7,211) (756,091) (19,429) 6.2
Luxembourg
Eurofins Scientific SE (16,067) (1,021,023) 30,915 (9.8)
South Korea
Delivery Hero SE (23,585) (1,040,572) (105,971) 33.7
United States
Schneider Electric SE (3,613) (656,398) (13,296) 4.2
Preferred Stocks
Germany
Sartorius AG (Preference) (3,217) (1,114,558) (52,314) 16.6

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.28% to 0.28%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
2-24 months
maturity
07/19/2023 $43,304,134 $(173,219) $97,660 $(75,559)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Germany
TUI AG 58,049 411,809 (23,152) 30.6
Netherlands
Shell plc 24,078 718,287 2,737 (3.6)
Nigeria
Airtel Africa plc 268,900 368,140 (53,616) 71.0
United Kingdom
BAE Systems plc 40,212 474,150 (11,212) 14.8
Barclays plc 673,709 1,316,152 3,132 (4.1)
Barratt Developments plc 222,229 1,167,974 (74,124) 98.1
BP plc 209,077 1,217,325 (7,820) 10.3
British American Tobacco plc 48,621 1,615,454 28,205 (37.3)
Burberry Group plc 23,575 636,136 (39,616) 52.4
Centrica plc 1,008,707 1,590,472 70,496 (93.3)
DCC plc 9,101 509,124 (17,355) 23.0
DS Smith plc 216,990 750,867 (100,392) 132.9
Howden Joinery Group plc 71,972 588,038 (26,017) 34.4
Imperial Brands plc 38,060 842,438 (5,379) 7.1
Inchcape plc 48,339 478,387 4,452 (5.9)
InterContinental Hotels Group plc 7,917 547,275 (1,102) 1.5
Legal & General Group plc 186,352 539,545 (1,949) 2.6
Man Group plc 188,347 523,055 (6,296) 8.3
Marks & Spencer Group plc 365,908 896,923 20,958 (27.7)
Pearson plc 53,087 556,555 2,494 (3.3)
Reckitt Benckiser Group plc 9,442 709,574 (9,906) 13.1
Rolls-Royce Holdings plc 310,707 597,490 (9,401) 12.4
Sage Group plc (The) 27,247 320,068 17,217 (22.8)
Smiths Group plc 27,523 575,829 (2,488) 3.3
Taylor Wimpey plc 634,904 829,435 (40,190) 53.2
Tesco plc 188,139 593,493 (24,874) 32.9
Travis Perkins plc 29,983 310,530 2,780 (3.7)
Vodafone Group plc 836,453 788,633 1,047 (1.4)
United States
GSK plc 50,627 897,240 28,083 (37.2)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Chile
Antofagasta plc (61,219) (1,138,457) 40,594 (53.7)
Hong Kong
Prudential plc (55,103) (778,241) 11,842 (15.7)
South Africa
Anglo American plc (12,918) (367,821) 39,701 (52.5)
United Kingdom
abrdn plc (300,486) (834,447) (13,206) 17.5
Admiral Group plc (21,606) (572,207) 20,214 (26.8)
AstraZeneca plc (5,392) (772,966) 24,533 (32.5)
B&M European Value Retail SA (83,331) (590,178) (1,126) 1.5
Berkeley Group Holdings plc (9,982) (497,602) (1,546) 2.0
ConvaTec Group plc (139,204) (363,054) (990) 1.3
Croda International plc (10,971) (784,257) (36,046) 47.7
Diageo plc (14,175) (609,397) (14,423) 19.1
Halma plc (16,425) (475,428) (660) 0.9
Next plc (4,532) (397,394) (9,349) 12.4
Pennon Group plc (44,265) (399,958) 28,975 (38.3)
Rentokil Initial plc (148,982) (1,164,847) 28,293 (37.4)
Severn Trent plc (24,133) (786,743) 42,617 (56.4)
Spirax-Sarco Engineering plc (4,417) (582,179) (1,026) 1.4
SSE plc (28,373) (665,350) 2,715 (3.6)
St James's Place plc (28,802) (398,319) 8,435 (11.2)
United Utilities Group plc (63,616) (777,864) 63,588 (84.2)
United States
Experian plc (12,611) (484,023) (16,677) 22.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.30% to 0.30%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
4-24 months
maturity
07/20/2023 $11,425,006 $109,522 $6,468 $115,990
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 177,000 542,209 (8,940) (7.7)
SITC International Holdings Co. Ltd. 228,000 417,507 8,992 7.8

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong
ASMPT Ltd. 33,400 329,977 (19,964) (17.2)
CK Asset Holdings Ltd. 72,228 401,354 (12,049) (10.4)
CLP Holdings Ltd. 21,000 163,561 10,000 8.6
Henderson Land Development Co. Ltd. 112,000 333,538 (9,494) (8.2)
HKT Trust & HKT Ltd. 55,000 64,040 (674) (0.6)
Man Wah Holdings Ltd. 740,400 495,667 (390) (0.3)
New World Development Co. Ltd. 230,000 568,456 (27,383) (23.6)
Sino Land Co. Ltd. 90,000 110,800 (3,136) (2.7)
Sun Hung Kai Properties Ltd. 19,500 246,375 (8,947) (7.7)
Swire Pacific Ltd. 30,500 234,322 27,446 23.7
Swire Properties Ltd. 15,000 36,958 (1,097) (0.9)
WH Group Ltd. 1,034,500 550,948 (11,453) (9.9)
Macau
Sands China Ltd. 400 1,370 (98) (0.1)
United Kingdom
CK Hutchison Holdings Ltd. 247,000 1,507,526 (46,468) (40.1)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (252,500) (653,384) 44,245 38.1
ESR Group Ltd. (250,000) (430,563) 26,941 23.2
Xinyi Glass Holdings Ltd. (157,000) (245,441) 4,605 4.0
Hong Kong
AIA Group Ltd. (86,600) (879,553) 27,780 24.0
Hang Lung Properties Ltd. (45,000) (69,636) 5,709 4.9
Hang Seng Bank Ltd. (15,000) (213,834) 5,155 4.4
Hong Kong & China Gas Co. Ltd. (470,000) (407,016) 14,641 12.6
MTR Corp. Ltd. (70,018) (322,333) 9,171 7.9
Power Assets Holdings Ltd. (15,500) (81,367) 1,118 1.0
Techtronic Industries Co. Ltd. (64,500) (705,347) (7,749) (6.7)
Wharf Real Estate Investment Co. Ltd. (223,000) (1,118,871) 66,421 57.3
Macau
Galaxy Entertainment Group Ltd. (46,000) (293,053) 15,140 13.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-6.25% to 0.28%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
1-24 months
maturity
07/20/2023 $172,990,633 $351,592 $407,060 $758,652

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2023 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Fuji Electric Co. Ltd. 23,900 1,052,199 (6,361) (0.8)
Fujitsu Ltd. 8,100 1,048,811 (11,859) (1.6)
Fukuoka Financial Group, Inc. 54,400 1,124,364 65,921 8.7
Honda Motor Co. Ltd. 39,700 1,202,666 (6,534) (0.9)
IHI Corp. 42,300 1,147,277 (1,576) (0.2)
Japan Post Bank Co. Ltd. 173,500 1,352,995 6,309 0.8
JFE Holdings, Inc. 113,200 1,618,370 34,457 4.5
Lawson, Inc. 24,900 1,104,060 44,350 5.8
Mazda Motor Corp. 147,400 1,424,502 15,317 2.0
Mitsubishi Corp. 37,700 1,822,678 8,940 1.2
Mitsubishi Motors Corp. 590,000 2,063,071 68,124 9.0
Mizuho Financial Group, Inc. 166,630 2,547,018 76,928 10.1
Nippon Steel Corp. 65,400 1,368,775 37,388 4.9
Niterra Co. Ltd. 60,800 1,219,868 64,291 8.5
Obayashi Corp. 148,600 1,285,143 84,356 11.1
Ono Pharmaceutical Co. Ltd. 64,000 1,154,779 (65,609) (8.6)
Panasonic Holdings Corp. 129,300 1,585,468 93,492 12.3
Ricoh Co. Ltd. 160,700 1,369,465 (4,829) (0.6)
SCREEN Holdings Co. Ltd. 11,800 1,344,009 53,978 7.1
Sega Sammy Holdings, Inc. 51,000 1,092,562 35,062 4.6
Shimamura Co. Ltd. 15,200 1,437,210 16,704 2.2
Shin-Etsu Chemical Co. Ltd. 34,700 1,159,603 5,061 0.7
Sojitz Corp. 53,900 1,192,823 3,097 0.4
Subaru Corp. 126,800 2,388,123 44,483 5.9
TOPPAN, Inc. 51,500 1,113,001 27,288 3.6
Toyo Suisan Kaisha Ltd. 28,700 1,294,712 4,858 0.6
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (74,200) (1,519,357) (91,100) (12.0)
Ajinomoto Co., Inc. (42,200) (1,681,115) (18,500) (2.4)
Asahi Intecc Co. Ltd. (61,200) (1,204,903) (18,184) (2.4)
Chugai Pharmaceutical Co. Ltd. (39,300) (1,119,225) 34,758 4.6
Daiichi Sankyo Co. Ltd. (38,500) (1,223,310) 46,194 6.1
Daikin Industries Ltd. (5,100) (1,045,017) (1,301) (0.2)
Denso Corp. (31,300) (2,111,252) (61,389) (8.1)
Eisai Co. Ltd. (20,300) (1,375,814) (28,483) (3.8)
Fast Retailing Co. Ltd. (4,200) (1,077,194) (9,548) (1.3)
JSR Corp. (69,000) (1,982,797) (387,087) (51.0)
Kansai Electric Power Co., Inc. (The) (97,200) (1,219,511) (22,151) (2.9)
Keyence Corp. (2,700) (1,282,923) 28,578 3.8
Kobe Bussan Co. Ltd. (48,500) (1,258,824) (15,863) (2.1)
Kubota Corp. (92,900) (1,359,952) 33,918 4.5
Makita Corp. (49,200) (1,390,701) (6,711) (0.9)
Mitsubishi UFJ Financial Group, Inc. (232,900) (1,716,723) (117,357) (15.5)
Rakuten Group, Inc. (311,000) (1,083,688) 24,570 3.2
SMC Corp. (1,900) (1,055,948) 13,646 1.8
SoftBank Group Corp. (25,600) (1,207,286) (53,029) (7.0)
T&D Holdings, Inc. (71,500) (1,048,608) (35,285) (4.7)
Toyota Motor Corp. (177,500) (2,852,796) (81,338) (10.7)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Unicharm Corp. (28,700) (1,067,206) 23,153 3.1
Yamaha Corp. (28,200) (1,086,287) 32,175 4.2
Yaskawa Electric Corp. (36,100) (1,664,322) 9,645 1.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-8.57% to 0.33%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
1-12 months
maturity
07/19/2023 $428,800,209 $30,144 $136,660 $166,804
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
3M Co. 13,004 1,301,570 (28,739) (17.2)
AGCO Corp. 8,456 1,111,288 (7,695) (4.6)
Allison Transmission Holdings, Inc. 31,544 1,780,974 101,255 60.7
Altria Group, Inc. 30,895 1,399,544 56,538 33.9
Amazon.com, Inc. 13,142 1,713,191 60,190 36.1
American International Group, Inc. 29,362 1,689,489 42,869 25.7
Booking Holdings, Inc. 744 2,009,046 47,378 28.4
Builders FirstSource, Inc. 8,501 1,156,136 78,549 47.1
Cardinal Health, Inc. 13,752 1,300,527 45,794 27.5
Cigna Group (The) 6,293 1,765,816 66,391 39.8
Cisco Systems, Inc. 25,512 1,319,991 4,847 2.9
Citigroup, Inc. 30,245 1,392,480 (47,485) (28.5)
CVS Health Corp. 24,465 1,691,265 11,254 6.7
General Motors Co. 44,576 1,718,851 55,274 33.1
Healthpeak Properties, Inc. 62,092 1,248,049 (4,967) (3.0)
Huntington Ingalls Industries, Inc. 5,723 1,302,555 52,251 31.3
Kroger Co. (The) 26,836 1,261,292 31,398 18.8
McDonald's Corp. 4,870 1,453,257 26,152 15.7
McKesson Corp. 2,603 1,112,288 44,199 26.5
PACCAR, Inc. 13,895 1,162,317 81,703 49.0
Republic Services, Inc. 7,766 1,189,518 56,692 34.0
Synchrony Financial 33,281 1,128,892 40,270 24.1
TD SYNNEX Corp. 17,345 1,630,430 (43,016) (25.8)
Texas Roadhouse, Inc. 11,225 1,260,343 47,257 28.3
Toll Brothers, Inc. 18,443 1,458,288 68,977 41.4
United Airlines Holdings, Inc. 31,132 1,708,213 67,556 40.5
Unum Group 23,956 1,142,701 51,505 30.9
Walmart, Inc. 18,243 2,867,435 55,094 33.0
Western Union Co. (The) 141,090 1,654,986 9,876 5.9

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
Aon plc (3,585) (1,237,542) (58,256) (34.9)
Avery Dennison Corp. (7,383) (1,268,399) (27,760) (16.6)
Ball Corp. (27,138) (1,579,703) (59,975) (36.0)
Chart Industries, Inc. (8,124) (1,298,134) (72,872) (43.7)
Choice Hotels International, Inc. (12,748) (1,498,145) (58,258) (34.9)
Churchill Downs, Inc. (8,137) (1,132,426) (30,758) (18.4)
Constellation Brands, Inc. (4,819) (1,186,100) (11,517) (6.9)
Eli Lilly & Co. (2,678) (1,255,928) (45,606) (27.3)
Envestnet, Inc. (24,915) (1,478,705) (107,136) (64.2)
Hanesbrands, Inc. (264,625) (1,201,398) 40,509 24.3
Home Depot, Inc. (The) (5,311) (1,649,809) (49,021) (29.4)
JPMorgan Chase & Co. (9,780) (1,422,403) (28,460) (17.1)
Kohl's Corp. (57,788) (1,332,013) (26,582) (15.9)
McCormick & Co., Inc. (Non-Voting) (14,257) (1,243,638) 81,407 48.8
Novanta, Inc. (7,098) (1,306,742) (89,862) (53.9)
Philip Morris International, Inc. (12,482) (1,218,493) (34,950) (21.0)
Quanta Services, Inc. (6,184) (1,214,847) (66,169) (39.7)
Seagate Technology Holdings plc (18,782) (1,162,042) 13,335 8.0
Southern Co. (The) (18,364) (1,290,071) 1,653 1.0
Trex Co., Inc. (17,346) (1,137,204) (89,505) (53.7)
Welltower, Inc. (19,655) (1,589,893) (32,824) (19.7)
Collateral pledged to, or (received from), each counterparty at June 30, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
CITI
Investment Companies $ 149,400 $ – $ 149,400
JPMC
Investment Companies 5,043,228 – 5,043,228
MLIN
Cash (372,044) – (372,044)
MSIP
Cash (1,033,937) – (1,033,937)
U.S. Treasury Bills 43,941,771 – 43,941,771

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
7
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 89.1%
INVESTMENT COMPANIES - 29.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.02% (1)(a)(b) 1,421,232 1,421,232
Limited Purpose Cash Investment
Fund, 5.10% (1)(a) 184,740,608 184,666,712
TOTAL INVESTMENT COMPANIES
(Cost $186,028,005) 186,087,944
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 59.7%
U.S. Treasury Bills
4.80%, 7/20/2023 (c)(d) $ 17,360,000 17,318,950
4.80%, 7/27/2023 (c)(d) 11,825,000 11,785,455
4.79%, 8/3/2023 (c)(d) 31,683,000 31,543,484
4.85%, 8/10/2023 (c) 2,488,000 2,474,521
4.96%, 8/17/2023 (c) 515,000 511,677
5.04%, 8/24/2023 (c) 8,419,000 8,356,007
5.07%, 8/31/2023 (c)(d) 12,347,000 12,242,550
5.10%, 9/7/2023 (c)(d) 118,000 116,889
4.81%, 9/14/2023 (c)(d) 26,926,000 26,644,210
4.96%, 10/26/2023 (c)(d) 10,981,000 10,798,593
5.02%, 11/2/2023 (c)(d) 30,639,000 30,098,748
5.01%, 11/9/2023 (c)(d) 17,814,000 17,482,917
5.11%, 11/16/2023 (c)(d) 72,693,000 71,270,478
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 59.7% (continued)
5.31%, 11/24/2023 (c)(d) $ 67,900,000 66,492,614
5.44%, 11/30/2023 (c)(d) 2,882,000 2,819,573
5.39%, 12/7/2023 (c)(d) 6,886,000 6,729,591
5.29%, 12/14/2023 (c)(d) 19,893,000 19,419,642
5.36%, 12/28/2023 (c) 43,211,000 42,092,252
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $378,273,017) 378,198,151
TOTAL SHORT-TERM INVESTMENTS
(Cost $564,301,022) 564,286,095
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 89.1%
(Cost $564,301,022) 564,286,095
OTHER ASSETS IN EXCESS OF
LIABILITIES - 10.9% (e) 69,254,894
NET ASSETS - 100.0% 633,540,989
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies 186,087,944 29.4
U.S. Treasury Obligations 378,198,151 59.7
Total Investments In Securities
At Value $ 564,286,095 89.1
Other Assets in Excess of
Liabilities (e) 69,254,894 10.9
Net Assets
$ 633,540,989 100.0%
(a) Represents 7-day effective yield as of June 30, 2023.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
Total return swap contracts outstanding as of June 30, 2023 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly JPMC 09/20/2023 AUD 3,586,146 $ 26,341
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and
pays the BA
plus or minus
a specified
spread (-0.90%)
Increases in
total return of
reference entity
Monthly JPMC 09/20/2023 CAD 2,569,708 21,696
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.07%)
Increases in
total return of
reference entity
Monthly JPMC 09/20/2023 EUR 1,641,342 22,425
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.20%)
Increases in
total return of
reference entity
Monthly JPMC 09/20/2023 EUR 717,536 22,373
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly JPMC 09/20/2023 JPY 1,350,560,349 96,719
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.21%)
Increases in
total return of
reference entity
Monthly JPMC 09/20/2023 EUR 1,606,879 58,057
247,611
Amsterdam
Exchange Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 07/21/2023 EUR (310,084) (1,699)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/28/2023 HKD 3,761,400 $ (4,996)
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 07/28/2023 HKD 3,761,400 (3,272)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 09/15/2023 CHF 1,245,970 (4,463)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 09/15/2023 CHF 3,624,640 (13,864)
MSCI Germany
Net Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly JPMC 09/20/2023 EUR 1,319,151 (10,245)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 09/20/2023 HKD 3,597,618 (14,433)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.14%)
Increases in
total return of
reference entity
Monthly JPMC 09/20/2023 EUR 2,376,233 (13,401)
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly JPMC 09/20/2023 SGD 468,783 (3,652)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.08%)
Increases in
total return of
reference entity
Monthly JPMC 09/20/2023 SEK 14,960,774 (14,994)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly JPMC 09/20/2023 CHF 1,910,685 $ (10,823)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.22%)
Increases in
total return of
reference entity
Monthly JPMC 09/20/2023 GBP 1,560,448 (21,447)
(117,289)
$ 130,322
Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 63 7/2023 EUR $ 5,094,392 $ 62,151
IBEX 35 Index 5 7/2023 EUR 521,048 13,877
MSCI Singapore Index 23 7/2023 SGD 491,327 1,846
OMXS30 Index 29 7/2023 SEK 622,801 (1,338)
DAX Index 1 9/2023 EUR 443,900 2,290
FTSE 100 Index 43 9/2023 GBP 4,118,413 (32,885)
FTSE/MIB Index 9 9/2023 EUR 1,392,737 35,382
S&P 500 E-Mini Index 593 9/2023 USD 133,076,612 4,326,937
S&P/TSX 60 Index 26 9/2023 CAD 4,783,333 76,597
SPI 200 Index 12 9/2023 AUD 1,431,090 13,820
TOPIX Index 17 9/2023 JPY 2,695,589 87,602
4,586,279
Short Contracts
Hang Seng Index (1) 7/2023 HKD (120,004) 1,463
1,463
$ 4,587,742
Forward foreign currency exchange contracts outstanding as of June 30, 2023:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 5,046,003 USD 3,319,670 CITI 9/20/2023 $ 49,154
AUD 5,045,997 USD 3,319,650 JPMC 9/20/2023 49,170
CAD 7,382,710 USD 5,455,946 CITI 9/20/2023 123,814
CAD 7,382,700 USD 5,455,911 JPMC 9/20/2023 123,841

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CHF 4,045,298 USD 4,506,537 CITI 9/20/2023 $ 50,616
CHF 4,045,284 USD 4,506,499 JPMC 9/20/2023 50,638
DKK 9,596,722 USD 1,393,953 CITI 9/20/2023 19,285
DKK 9,596,721 USD 1,393,945 JPMC 9/20/2023 19,292
EUR 13,043,444 USD 14,049,646 CITI 9/20/2023 239,239
EUR 13,043,436 USD 14,049,567 JPMC 9/20/2023 239,307
GBP 5,013,003 USD 6,231,576 CITI 9/20/2023 136,264
GBP 5,012,998 USD 6,231,538 JPMC 9/20/2023 136,294
ILS 742,125 USD 200,377 CITI 9/20/2023 432
ILS 742,124 USD 200,375 JPMC 9/20/2023 432
NOK 2,897,260 USD 261,680 CITI 9/20/2023 8,983
NOK 2,897,255 USD 261,678 JPMC 9/20/2023 8,984
NZD 115,002 USD 69,725 CITI 9/20/2023 829
NZD 114,997 USD 69,721 JPMC 9/20/2023 829
SEK 12,068,252 USD 1,114,638 CITI 9/20/2023 8,528
SEK 12,068,249 USD 1,114,632 JPMC 9/20/2023 8,531
USD 117,834 HKD 920,500 CITI 9/20/2023 152
USD 117,834 HKD 920,500 JPMC 9/20/2023 153
USD 4,197 SEK 44,905 CITI 9/20/2023 18
USD 4,197 SEK 44,904 JPMC 9/20/2023 18
USD 55,466 SGD 74,500 CITI 9/20/2023 215
USD 55,467 SGD 74,500 JPMC 9/20/2023 215
Total unrealized appreciation 1,275,233
HKD 9,832,000 USD 1,258,937 CITI 9/20/2023 (1,962)
HKD 9,832,000 USD 1,258,930 JPMC 9/20/2023 (1,956)
ILS 247,376 USD 67,828 CITI 9/20/2023 (891)
ILS 247,375 USD 67,827 JPMC 9/20/2023 (891)
JPY 1,344,797,504 USD 9,797,098 CITI 9/20/2023 (362,509)
JPY 1,344,797,497 USD 9,797,049 JPMC 9/20/2023 (362,451)
SEK 4,022,750 USD 375,791 CITI 9/20/2023 (1,403)
SEK 4,022,750 USD 375,789 JPMC 9/20/2023 (1,401)
SGD 2,931,359 USD 2,177,797 CITI 9/20/2023 (3,826)
SGD 2,931,356 USD 2,177,784 JPMC 9/20/2023 (3,816)
USD 216,782 AUD 326,500 CITI 9/20/2023 (1,197)
USD 216,783 AUD 326,500 JPMC 9/20/2023 (1,195)
USD 425,084 CAD 569,500 CITI 9/20/2023 (5,337)
USD 425,086 CAD 569,500 JPMC 9/20/2023 (5,335)
USD 43,703 DKK 301,500 CITI 9/20/2023 (697)
USD 43,703 DKK 301,500 JPMC 9/20/2023 (696)
USD 12,454 SEK 134,718 CITI 9/20/2023 (84)
USD 12,453 SEK 134,712 JPMC 9/20/2023 (84)
Total unrealized depreciation (755,731)
Net unrealized appreciation $ 519,502

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
Total return basket swap contracts outstanding as of June 30, 2023
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the SARON plus
or minus a specified spread
(-0.03% to 0.02%), which is
denominated in CHF based
on the local currencies of the
positions within the swap.
61 months
maturity
06/19/2028 $1,771,897 $22,310 $(366) $21,944
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Denmark
Tomorrow/Next plus or minus
a specified spread (-0.02% to
0.03%), which is denominated
in DKK based on the local
currencies of the positions
within the swap.
61 months
maturity
06/19/2028 $925,865 $8,498 $221 $8,719
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR plus
or minus a specified spread
(-0.02% to 0.03%), which is
denominated in EUR based
on the local currencies of the
positions within the swap.
61 months
maturity ranging
from 06/14/2028
- 06/19/2028 $4,218,801 $(33,044) $(6,658) $(39,702)
BNPP The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the NOWA plus
or minus a specified spread
(-0.02% to 0.03%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
61 months
maturity
06/14/2028 $31,242 $(1,019) $(25) $(1,044)
BNPP The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the STIBOR plus
or minus a specified spread
(-0.02% to 0.03%), which is
denominated in SEK based
on the local currencies of the
positions within the swap.
61 months
maturity
06/14/2028 $1,637,978 $(10,271) $(19) $(10,290)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-2.28% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
02/26/2024
- 03/25/2024 $63,344,053 $60,750 $653,358 $714,108
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
AT&T, Inc. 43,476 693,442 13,912 1.9
Berry Global Group, Inc. 21,157 1,361,241 34,274 4.8
CF Industries Holdings, Inc. 9,481 658,171 (5,689) (0.8)
Chemours Co. (The) 15,473 570,799 42,396 5.9
Dow, Inc. 10,974 584,475 14,376 2.0
Eagle Materials, Inc. 7,855 1,464,329 91,118 12.8
Eastman Chemical Co. 25,782 2,158,469 78,119 10.9
Huntsman Corp. 33,580 907,332 43,318 6.1
International Paper Co. 51,956 1,652,720 24,419 3.4
Kroger Co. (The) 70,218 3,300,246 24,576 3.4
LyondellBasell Industries NV 11,815 1,084,971 30,955 4.3
Mattel, Inc. 61,028 1,192,487 85,439 12.0
Mohawk Industries, Inc. 5,815 599,875 19,422 2.7
Mosaic Co. (The) 51,608 1,806,280 33,545 4.7
PulteGroup, Inc. 19,266 1,496,583 31,789 4.5
Reliance Steel & Aluminum Co. 2,230 605,646 28,700 4.0
Skechers USA, Inc. 54,010 2,844,167 129,084 18.1
Steel Dynamics, Inc. 4,105 447,158 21,387 3.0
Taylor Morrison Home Corp. 39,241 1,913,784 83,976 11.8
Toll Brothers, Inc. 44,776 3,540,438 143,283 20.1
United States Steel Corp. 60,503 1,513,180 67,763 9.5
US Foods Holding Corp. 10,389 457,116 21,194 3.0
Westrock Co. 50,179 1,458,704 33,118 4.6
Short Positions
Common Stocks
United Kingdom
Linde plc (2,847) (1,084,935) (29,523) (4.1)
United States
Air Products and Chemicals, Inc. (4,891) (1,465,001) (64,268) (9.0)
Amcor plc (50,495) (503,940) (1,010) (0.1)
AptarGroup, Inc. (8,825) (1,022,464) (19,856) (2.8)
Avery Dennison Corp. (11,486) (1,973,295) (29,978) (4.2)
Ball Corp. (64,065) (3,729,224) (139,662) (19.6)
Casey's General Stores, Inc. (1,924) (469,225) (40,058) (5.6)
Columbia Sportswear Co. (6,007) (463,981) (12,675) (1.8)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Costco Wholesale Corp. (923) (496,925) (13,808) (1.9)
Crown Holdings, Inc. (7,544) (655,347) (7,318) (1.0)
Ecolab, Inc. (5,169) (965,001) (32,513) (4.6)
Freeport-McMoRan, Inc. (19,240) (769,600) (14,045) (2.0)
Frontier Communications Parent, Inc. (47,330) (882,231) (115,012) (16.1)
Grocery Outlet Holding Corp. (35,390) (1,083,288) (47,777) (6.7)
International Flavors & Fragrances, Inc. (6,792) (540,575) (18,746) (2.6)
Iridium Communications, Inc. (15,548) (965,842) 9,173 1.3
Leggett & Platt, Inc. (16,983) (503,036) (10,869) (1.5)
MP Materials Corp. (33,768) (772,612) (48,964) (6.9)
Royal Gold, Inc. (8,722) (1,001,111) (4,623) (0.6)
RPM International, Inc. (9,654) (866,253) (65,454) (9.2)
Scotts Miracle-Gro Co. (The) (10,110) (633,796) (51,258) (7.2)
Sensient Technologies Corp. (5,862) (416,964) (3,165) (0.4)
Tempur Sealy International, Inc. (30,184) (1,209,473) (47,389) (6.6)
Topgolf Callaway Brands Corp. (33,232) (659,655) (17,945) (2.5)
Valvoline, Inc. (69,283) (2,598,805) (95,611) (13.4)
Vulcan Materials Co. (2,492) (561,796) (26,590) (3.7)
Worthington Industries, Inc. (6,034) (419,182) (48,875) (6.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.10% to 0.04%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
61 months
maturity
11/19/2026 $69,794,991 $227,354 $62,075 $289,429
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Ampol Ltd. 24,758 494,577 (10,425) (3.6)
ANZ Group Holdings Ltd. 94,301 1,492,765 8,989 3.1
Aristocrat Leisure Ltd. 39,087 1,011,291 (5,746) (2.0)
Aurizon Holdings Ltd. 718,266 1,879,131 32,226 11.1
BHP Group Ltd. 91,248 2,743,094 (59,088) (20.4)
BlueScope Steel Ltd. 240,361 3,308,046 (36,787) (12.7)
Coles Group Ltd. 84,447 1,036,915 5,773 2.0
Computershare Ltd. 32,727 510,738 4,517 1.6
Harvey Norman Holdings Ltd. 322,602 750,354 41,180 14.2
Incitec Pivot Ltd. 1,084,164 1,983,865 12,215 4.2
JB Hi-Fi Ltd. 93,324 2,731,287 41,287 14.3
New Hope Corp. Ltd. 169,984 550,663 (60,805) (21.0)
Origin Energy Ltd. 152,580 857,584 (5,350) (1.8)
Pilbara Minerals Ltd. 154,706 508,467 11,730 4.1

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Qantas Airways Ltd. 805,162 3,336,685 (208,646) (72.1)
Qube Holdings Ltd. 247,109 470,980 (4,748) (1.6)
Seven Group Holdings Ltd. 34,590 570,441 (11,604) (4.0)
Sonic Healthcare Ltd. 95,714 2,276,238 19,775 6.8
South32 Ltd. 722,079 1,817,904 (62,857) (21.7)
Suncorp Group Ltd. 95,662 859,544 (2,658) (0.9)
Telstra Group Ltd. 513,899 1,474,222 (25,200) (8.7)
Westpac Banking Corp. 63,262 900,763 9,460 3.3
Whitehaven Coal Ltd. 469,351 2,104,028 (3,288) (1.1)
New Zealand
Xero Ltd. 6,394 512,287 8,788 3.0
Short Positions
Common Stocks
Australia
Alumina Ltd. (1,204,433) (1,117,108) 2,147 0.7
APA Group (74,950) (484,923) 16,353 5.7
carsales.com Ltd. (51,171) (818,306) 22,634 7.8
Cleanaway Waste Management Ltd. (561,755) (971,828) 83,452 28.8
Commonwealth Bank of Australia (61,506) (4,117,630) 488 0.2
Domino's Pizza Enterprises Ltd. (23,051) (716,584) (15,456) (5.3)
Endeavour Group Ltd. (113,089) (475,956) (20,937) (7.2)
IDP Education Ltd. (130,964) (1,939,422) 173,571 60.0
IGO Ltd. (106,635) (1,088,399) (29,979) (10.4)
Insurance Australia Group Ltd. (151,285) (575,320) (13,983) (4.8)
Lynas Rare Earths Ltd. (256,102) (1,176,825) 58,336 20.2
Macquarie Group Ltd. (7,421) (883,009) 26,743 9.2
Mineral Resources Ltd. (33,785) (1,618,057) 33,649 11.6
NEXTDC Ltd. (86,794) (731,914) 21,452 7.4
Northern Star Resources Ltd. (81,723) (665,787) 64,251 22.2
Pro Medicus Ltd. (20,684) (910,318) 33,382 11.5
REA Group Ltd. (19,734) (1,895,713) (81,592) (28.2)
Reece Ltd. (96,028) (1,196,263) 44,737 15.5
Transurban Group (200,661) (1,910,567) 45,030 15.6
Washington H Soul Pattinson & Co. Ltd. (23,996) (509,412) 6,581 2.3
Wesfarmers Ltd. (44,640) (1,471,750) (366) (0.1)
Woodside Energy Group Ltd. (39,835) (921,446) 21,115 7.3
Woolworths Group Ltd. (34,503) (914,199) (5,405) (1.9)
Worley Ltd. (44,673) (471,716) 261 0.1
United States
CSL Ltd. (8,800) (1,629,573) 37,848 13.1
James Hardie Industries plc (86,609) (2,310,378) 8,944 3.1

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.02% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/19/2026 $134,842,435 $(682,435) $211,583 $(470,852)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Germany
TUI AG 172,081 1,220,770 (68,633) 14.6
Netherlands
Shell plc 75,951 2,265,746 8,635 (1.8)
Nigeria
Airtel Africa plc 828,841 1,134,733 (165,263) 35.1
United Kingdom
BAE Systems plc 107,991 1,273,349 (30,111) 6.4
Barclays plc 2,104,618 4,111,564 9,785 (2.1)
Barratt Developments plc 674,197 3,543,391 (224,878) 47.8
BP plc 601,599 3,502,737 (22,501) 4.8
British American Tobacco plc 140,616 4,672,029 81,571 (17.3)
Burberry Group plc 68,847 1,857,733 (115,691) 24.6
Centrica plc 2,828,756 4,460,221 197,696 (42.0)
DCC plc 25,604 1,432,328 (48,825) 10.4
DS Smith plc 645,693 2,234,342 (298,731) 63.4
Howden Joinery Group plc 224,172 1,831,569 (81,036) 17.2
Imperial Brands plc 134,604 2,979,387 (19,025) 4.0
Inchcape plc 149,107 1,475,638 13,733 (2.9)
InterContinental Hotels Group plc 24,957 1,725,192 (3,475) 0.7
Legal & General Group plc 551,703 1,597,347 (5,770) 1.2
Man Group plc 597,125 1,658,265 (19,961) 4.2
Marks & Spencer Group plc 1,173,409 2,876,290 67,208 (14.3)
Pearson plc 159,089 1,667,863 7,473 (1.6)
Reckitt Benckiser Group plc 21,388 1,607,327 (22,439) 4.8
Rolls-Royce Holdings plc 906,307 1,742,831 (27,422) 5.8
Smiths Group plc 80,852 1,691,565 (7,309) 1.6
Taylor Wimpey plc 1,861,991 2,432,494 (117,866) 25.0
Tesco plc 524,293 1,653,907 (69,318) 14.7
Vodafone Group plc 2,461,479 2,320,755 3,080 (0.7)
United States
GSK plc 154,546 2,738,951 85,727 (18.2)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Chile
Antofagasta plc (181,548) (3,376,150) 120,382 (25.6)
Hong Kong
Prudential plc (161,349) (2,278,796) 34,675 (7.4)
South Africa
Anglo American plc (40,170) (1,143,781) 123,454 (26.2)
United Kingdom
abrdn plc (875,307) (2,430,719) (38,470) 8.2
Admiral Group plc (66,708) (1,766,677) 62,410 (13.3)
AstraZeneca plc (17,866) (2,561,168) 81,289 (17.3)
B&M European Value Retail SA (265,992) (1,883,843) (3,594) 0.8
Berkeley Group Holdings plc (45,641) (2,275,201) (7,067) 1.5
ConvaTec Group plc (474,733) (1,238,137) (3,375) 0.7
Croda International plc (33,497) (2,394,518) (110,056) 23.4
Diageo plc (46,828) (2,013,183) (47,648) 10.1
Halma plc (55,115) (1,595,324) (2,214) 0.5
Next plc (15,044) (1,319,151) (31,032) 6.6
Ocado Group plc (184,455) (1,334,795) (316,007) 67.1
Pennon Group plc (137,935) (1,246,315) 90,289 (19.2)
Rentokil Initial plc (469,928) (3,674,231) 89,244 (19.0)
Schroders plc (203,289) (1,131,025) 20,186 (4.3)
Severn Trent plc (76,999) (2,510,189) 135,974 (28.9)
Spirax-Sarco Engineering plc (13,043) (1,719,122) (3,029) 0.6
SSE plc (96,918) (2,272,736) 9,275 (2.0)
St James's Place plc (92,144) (1,274,310) 26,984 (5.7)
United Utilities Group plc (203,902) (2,493,211) 203,811 (43.3)
United States
Experian plc (44,387) (1,703,618) (58,697) 12.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-0.03% to 0.04%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/19/2026 $34,131,967 $342,830 $45,025 $387,855
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 456,000 1,396,877 (23,031) (5.9)
SITC International Holdings Co. Ltd. 653,000 1,195,754 25,754 6.6

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong
ASMPT Ltd. 104,000 1,027,474 (62,163) (16.0)
CK Asset Holdings Ltd. 230,997 1,283,595 (38,535) (9.9)
CLP Holdings Ltd. 67,000 521,836 31,905 8.2
Henderson Land Development Co. Ltd. 323,000 961,899 (27,381) (7.1)
HKT Trust & HKT Ltd. 242,000 281,778 (2,964) (0.8)
Man Wah Holdings Ltd. 2,160,400 1,446,297 (1,138) (0.3)
New World Development Co. Ltd. 720,000 1,779,515 (85,722) (22.1)
Sino Land Co. Ltd. 382,000 470,283 (13,311) (3.4)
Sun Hung Kai Properties Ltd. 50,000 631,731 (22,940) (5.9)
Swire Pacific Ltd. 89,500 687,600 80,539 20.8
WH Group Ltd. 3,069,000 1,634,469 (33,976) (8.8)
United Kingdom
CK Hutchison Holdings Ltd. 690,500 4,214,359 (129,905) (33.5)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (748,200) (1,936,088) 131,106 33.8
ESR Group Ltd. (725,400) (1,249,321) 78,172 20.2
Xinyi Glass Holdings Ltd. (448,000) (700,367) 13,140 3.4
Hong Kong
AIA Group Ltd. (256,400) (2,604,126) 82,249 21.2
Hang Lung Properties Ltd. (73,000) (112,965) 9,261 2.4
Hang Seng Bank Ltd. (46,900) (668,589) 16,118 4.2
Hong Kong & China Gas Co. Ltd. (1,177,045) (1,019,310) 36,666 9.5
MTR Corp. Ltd. (184,139) (847,697) 24,120 6.2
Power Assets Holdings Ltd. (115,000) (603,690) 8,293 2.1
Swire Properties Ltd. (32,600) (80,322) 2,384 0.6
Techtronic Industries Co. Ltd. (195,000) (2,132,444) (23,428) (6.0)
Wharf Real Estate Investment Co. Ltd. (711,000) (3,567,342) 211,773 54.6
Macau
Galaxy Entertainment Group Ltd. (167,000) (1,063,910) 54,965 14.2
Sands China Ltd. (3,600) (12,329) 879 0.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-0.15% to 0.03%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/10/2026 $526,619,674 $1,086,031 $1,161,137 $2,247,168

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Fujitsu Ltd. 24,500 3,172,331 (35,871) (1.6)
Fukuoka Financial Group, Inc. 166,600 3,443,365 201,884 9.0
Honda Motor Co. Ltd. 124,800 3,780,674 (20,539) (0.9)
IHI Corp. 128,800 3,493,363 (4,798) (0.2)
Japan Post Bank Co. Ltd. 520,900 4,062,105 18,943 0.8
JFE Holdings, Inc. 333,400 4,766,473 101,484 4.5
Lawson, Inc. 72,900 3,232,368 129,843 5.8
Mazda Motor Corp. 453,100 4,378,844 47,083 2.1
Mitsubishi Corp. 115,500 5,584,068 27,389 1.2
Mitsubishi HC Capital, Inc. 575,300 3,415,791 184,351 8.2
Mitsubishi Motors Corp. 1,734,400 6,064,731 200,260 8.9
Mizuho Financial Group, Inc. 521,500 7,971,373 240,762 10.7
Nippon Steel Corp. 201,000 4,206,785 114,908 5.1
Niterra Co. Ltd. 182,600 3,663,616 193,083 8.6
Obayashi Corp. 441,000 3,813,917 250,343 11.1
Ono Pharmaceutical Co. Ltd. 187,900 3,390,360 (192,625) (8.6)
Panasonic Holdings Corp. 405,100 4,967,308 292,916 13.0
Ricoh Co. Ltd. 467,300 3,982,273 (14,042) (0.6)
SCREEN Holdings Co. Ltd. 36,100 4,111,757 165,137 7.3
Sega Sammy Holdings, Inc. 157,100 3,365,520 108,005 4.8
Shimamura Co. Ltd. 46,200 4,368,363 50,771 2.3
Shin-Etsu Chemical Co. Ltd. 104,500 3,492,176 15,240 0.7
Sojitz Corp. 158,900 3,516,505 9,131 0.4
Subaru Corp. 377,900 7,117,285 132,571 5.9
TOPPAN, Inc. 152,400 3,293,620 80,752 3.6
Toyo Suisan Kaisha Ltd. 87,500 3,947,293 14,811 0.7
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (225,000) (4,607,214) (276,242) (12.3)
Ajinomoto Co., Inc. (126,300) (5,031,395) (55,370) (2.5)
Asahi Intecc Co. Ltd. (184,500) (3,632,429) (54,820) (2.4)
Chugai Pharmaceutical Co. Ltd. (119,400) (3,400,395) 105,602 4.7
Daiichi Sankyo Co. Ltd. (117,300) (3,727,123) 140,741 6.3
Daikin Industries Ltd. (15,700) (3,217,013) (4,005) (0.2)
Denso Corp. (94,500) (6,374,227) (185,343) (8.2)
Eisai Co. Ltd. (60,600) (4,107,109) (85,028) (3.8)
Fast Retailing Co. Ltd. (12,500) (3,205,935) (28,417) (1.3)
JSR Corp. (210,000) (6,034,598) (1,178,090) (52.4)
Kansai Electric Power Co., Inc. (The) (289,200) (3,628,421) (65,907) (2.9)
Keyence Corp. (8,600) (4,086,348) 91,025 4.1
Kobe Bussan Co. Ltd. (146,100) (3,792,045) (47,786) (2.1)
Kubota Corp. (280,200) (4,101,814) 102,303 4.6
Makita Corp. (144,000) (4,070,345) (19,643) (0.9)
Mitsubishi UFJ Financial Group, Inc. (715,100) (5,271,055) (360,333) (16.0)
Nippon Paint Holdings Co. Ltd. (385,300) (3,188,745) 125,003 5.6
Rakuten Group, Inc. (915,100) (3,188,692) 72,297 3.2
SoftBank Group Corp. (76,400) (3,602,995) (158,257) (7.0)
T&D Holdings, Inc. (215,000) (3,153,157) (106,101) (4.7)
Toyota Motor Corp. (547,000) (8,791,433) (250,659) (11.2)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Unicharm Corp. (86,500) (3,216,493) 69,781 3.1
Yamaha Corp. (86,500) (3,332,052) 98,694 4.4
Yaskawa Electric Corp. (107,900) (4,974,524) 28,829 1.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
19-56 months
maturity
ranging from
01/13/2025
- 01/03/2028 $60,177,094 $26,260 $201,999 $228,259
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Air France-KLM 573,991 1,081,449 701 0.3
Amundi SA 5,819 343,779 1,848 0.8
Arkema SA 7,203 679,217 24,329 10.7
Bouygues SA 47,696 1,602,271 23,720 10.4
Capgemini SE 2,269 429,618 12,671 5.6
Cie de Saint-Gobain 51,783 3,152,880 (1,263) (0.6)
Dassault Aviation SA 10,822 2,168,199 205,549 90.1
Eiffage SA 36,555 3,816,656 (122,764) (53.8)
Getlink SE 3,745 63,732 (1,203) (0.5)
Ipsen SA 17,477 2,103,816 (11,147) (4.9)
La Francaise des Jeux SAEM 32,363 1,273,766 (10,269) (4.5)
Orange SA 96,131 1,123,430 19,062 8.4
Publicis Groupe SA 13,445 1,079,045 26,241 11.5
Rexel SA 132,113 3,265,031 236,194 103.5
Rubis SCA 38,486 934,938 (189,713) (83.1)
Safran SA 3,086 483,606 23,479 10.3
Sodexo SA 11,215 1,234,966 (12,066) (5.3)
Thales SA 8,306 1,244,479 62,144 27.2
TotalEnergies SE 32,320 1,855,318 (82,636) (36.2)
Luxembourg
SES SA 76,028 447,901 (15,440) (6.8)
Singapore
STMicroelectronics NV 44,127 2,200,764 77,288 33.9
United States
Sanofi 10,484 1,128,663 37,274 16.3

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
France
Accor SA (15,590) (580,126) (23,840) (10.4)
Aeroports de Paris (10,158) (1,459,623) 63,374 27.8
Air Liquide SA (23,267) (4,172,589) (196,680) (86.2)
Airbus SE (11,054) (1,598,207) (49,189) (21.5)
Alstom SA (97,069) (2,897,584) 23,737 10.4
Bollore SE (185,130) (1,154,520) (3,041) (1.3)
Bureau Veritas SA (15,160) (415,915) (17,073) (7.5)
Cie Generale des Etablissements Michelin SCA (79,211) (2,343,167) 35,525 15.6
EssilorLuxottica SA (10,110) (1,906,446) (91,490) (40.1)
Forvia (16,302) (384,745) 7,319 3.2
L'Oreal SA (5,458) (2,546,027) (150,616) (66.0)
Pernod Ricard SA (4,865) (1,075,042) (19,144) (8.4)
Remy Cointreau SA (7,347) (1,179,346) (37,718) (16.5)
Sartorius Stedim Biotech (8,586) (2,144,387) 344,031 150.7
SEB SA (4,509) (466,297) (43,158) (18.9)
SOITEC (7,309) (1,236,503) (96,793) (42.4)
Veolia Environnement SA (11,469) (363,056) (2,625) (1.2)
Luxembourg
Eurofins Scientific SE (6,878) (437,082) 11,883 5.2
United States
Schneider Electric SE (11,575) (2,102,908) (32,241) (14.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.81% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
19-61 months
maturity
ranging from
01/13/2025
- 06/26/2028 $766,925,806 $(4,025,854) $(161,894) $(4,187,748)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Altria Group, Inc. 84,028 3,806,468 6,722 (0.2)
Amazon.com, Inc. 37,863 4,935,821 262,391 (6.3)
American International Group, Inc. 84,959 4,888,541 56,073 (1.3)
Archer-Daniels-Midland Co. 39,640 2,995,198 118,828 (2.8)
Booking Holdings, Inc. 2,176 5,875,918 204,979 (4.9)
Citigroup, Inc. 96,460 4,441,018 (217,604) 5.2
Coca-Cola Co. (The) 47,484 2,859,486 (13,464) 0.3
DraftKings, Inc. 106,346 2,825,613 167,092 (4.0)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
General Motors Co. 134,249 5,176,641 312,800 (7.5)
Healthpeak Properties, Inc. 178,678 3,591,428 (105,420) 2.5
KLA Corp. 6,404 3,106,068 124,045 (3.0)
ManpowerGroup, Inc. 37,113 2,946,772 108,741 (2.6)
McDonald's Corp. 13,860 4,135,963 161,053 (3.8)
Meta Platforms, Inc. 9,960 2,858,321 219,419 (5.2)
MGM Resorts International 66,463 2,919,055 172,139 (4.1)
Microchip Technology, Inc. 36,193 3,242,531 344,557 (8.2)
Molson Coors Beverage Co. 51,081 3,363,173 (32,054) 0.8
Republic Services, Inc. 20,556 3,148,563 202,888 (4.8)
Ross Stores, Inc. 24,637 2,762,547 215,920 (5.2)
Salesforce, Inc. 14,648 3,094,536 (59,324) 1.4
Schneider National, Inc. 101,618 2,918,469 220,511 (5.3)
Texas Roadhouse, Inc. 32,176 3,612,721 135,783 (3.2)
TJX Cos., Inc. (The) 34,032 2,885,573 184,794 (4.4)
Tyson Foods, Inc. 57,955 2,958,023 38,830 (0.9)
United Airlines Holdings, Inc. 92,839 5,094,076 413,134 (9.9)
Unum Group 70,791 3,376,731 155,740 (3.7)
Western Union Co. (The) 448,514 5,261,069 (31,396) 0.7
Short Positions
Common Stocks
United States
Aflac, Inc. (52,836) (3,687,953) (43,854) 1.0
Aon plc (12,551) (4,332,605) (387,575) 9.3
Bentley Systems, Inc. (52,447) (2,844,201) (188,285) 4.5
Choice Hotels International, Inc. (35,420) (4,162,558) (12,397) 0.3
Churchill Downs, Inc. (27,883) (3,880,477) 11,990 (0.3)
Constellation Brands, Inc. (11,260) (2,771,424) (50,895) 1.2
Envestnet, Inc. (71,940) (4,269,639) (369,052) 8.8
Five Below, Inc. (16,408) (3,224,828) (186,067) 4.4
Freshpet, Inc. (43,307) (2,850,034) 11,311 (0.3)
Home Depot, Inc. (The) (16,385) (5,089,836) (217,757) 5.2
Hormel Foods Corp. (71,518) (2,876,454) 46,487 (1.1)
JetBlue Airways Corp. (352,780) (3,125,631) (490,365) 11.7
JPMorgan Chase & Co. (28,700) (4,174,128) (127,141) 3.0
Kohl's Corp. (175,402) (4,043,016) (173,648) 4.1
McCormick & Co., Inc. (Non-Voting) (44,983) (3,923,867) 154,742 (3.7)
MKS Instruments, Inc. (29,502) (3,189,166) (214,775) 5.1
Morgan Stanley (46,836) (3,999,794) 37,937 (0.9)
Philip Morris International, Inc. (45,089) (4,401,588) (226,798) 5.4
Progressive Corp. (The) (22,629) (2,995,401) (33,265) 0.8
Southern Co. (The) (58,014) (4,075,484) 58,594 (1.4)
Tractor Supply Co. (14,798) (3,271,838) (55,152) 1.3
United Parcel Service, Inc. (16,779) (3,007,636) (146,984) 3.5
Welltower, Inc. (57,636) (4,662,176) 12,104 (0.3)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-0.95% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
19-61 months
maturity
ranging from
01/21/2025
- 06/19/2028 $81,614,726 $409,698 $(21,731) $387,967
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Air Canada 120,454 2,272,237 156,392 40.3
Alimentation Couche-Tard, Inc. 18,716 959,712 39,417 10.2
ARC Resources Ltd. 152,661 2,036,248 31,114 8.0
Atco Ltd. 64,333 1,915,300 (23,796) (6.1)
Bank of Montreal 10,638 960,732 6,264 1.6
Bank of Nova Scotia (The) 32,527 1,627,394 (5,647) (1.5)
Bombardier, Inc. 21,568 1,063,300 (3,907) (1.0)
Canadian Imperial Bank of Commerce 25,452 1,086,669 (34,583) (8.9)
Capital Power Corp. 39,168 1,244,743 (66,524) (17.1)
Empire Co. Ltd. 65,953 1,873,419 157,321 40.6
Fairfax Financial Holdings Ltd. 2,107 1,578,226 20,183 5.2
Finning International, Inc. 61,622 1,895,525 14,885 3.8
George Weston Ltd. 11,638 1,375,915 34,877 9.0
iA Financial Corp., Inc. 15,140 1,031,429 (3,771) (1.0)
Imperial Oil Ltd. 37,727 1,930,278 73,475 18.9
Loblaw Cos. Ltd. 13,370 1,224,015 55,509 14.3
Magna International, Inc. 15,644 883,197 (354) (0.1)
Manulife Financial Corp. 80,211 1,516,123 (3,027) (0.8)
Nutrien Ltd. 31,712 1,872,199 (23,699) (6.1)
Open Text Corp. 39,928 1,660,715 12,659 3.3
Parkland Corp. 30,830 767,986 (21,876) (5.6)
Suncor Energy, Inc. 46,642 1,368,189 (29,223) (7.5)
Toromont Industries Ltd. 11,860 974,315 12,086 3.1
West Fraser Timber Co. Ltd. 28,244 2,426,458 166,298 42.9
Whitecap Resources, Inc. 133,063 931,115 (8,036) (2.1)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (24,346) (1,052,865) 30,507 7.9
Canada
Algonquin Power & Utilities Corp. (223,632) (1,848,477) 27,010 7.0
BCE, Inc. (16,674) (760,226) (3,398) (0.9)
Brookfield Corp. (37,154) (1,250,854) (28,046) (7.2)
Cameco Corp. (58,377) (1,828,316) 35,253 9.1
Canadian Natural Resources Ltd. (12,534) (704,686) (18,355) (4.7)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Canadian Pacific Kansas City Ltd. (19,219) (1,552,318) (63,108) (16.3)
Dollarama, Inc. (13,251) (897,437) (30,108) (7.8)
Element Fleet Management Corp. (98,426) (1,499,329) 14,117 3.6
Enbridge, Inc. (74,896) (2,783,830) 20,353 5.2
Fortis, Inc. (28,490) (1,227,774) (13,119) (3.4)
Franco-Nevada Corp. (7,045) (1,004,089) 14,731 3.8
GFL Environmental, Inc. (32,166) (1,249,005) (58,274) (15.0)
Hydro One Ltd. (25,476) (727,886) (24,231) (6.2)
Intact Financial Corp. (8,227) (1,270,240) (45,459) (11.7)
Metro, Inc. (16,547) (934,551) (45,841) (11.8)
Pan American Silver Corp. (66,234) (964,949) 41,498 10.7
Rogers Communications, Inc. (36,260) (1,654,315) (61,859) (15.9)
Royal Bank of Canada (11,434) (1,092,002) (10,012) (2.6)
SNC-Lavalin Group, Inc. (27,246) (714,700) (29,411) (7.6)
TC Energy Corp. (33,554) (1,356,091) (2,280) (0.6)
Thomson Reuters Corp. (8,372) (1,130,338) (10,912) (2.8)
TMX Group Ltd. (43,175) (971,539) (18,251) (4.7)
WSP Global, Inc. (8,067) (1,065,776) (15,345) (4.0)
United States
Brookfield Renewable Corp. (33,143) (1,045,515) 37,277 9.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-1.90% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
19-61 months
maturity
ranging from
01/21/2025
- 06/19/2028 $84,332,494 $960,555 $27,837 $988,392
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Air France-KLM 671,064 1,264,343 (36,526) (3.7)
Arkema SA 5,850 551,634 24,738 2.5
AXA SA 45,691 1,350,229 35,473 3.6
Dassault Aviation SA 3,533 707,840 43,202 4.4
Dassault Systemes SE 17,941 794,983 (7,976) (0.8)
Engie SA 31,420 523,235 37,409 3.8
Getlink SE 40,363 686,892 (13,850) (1.4)
Hermes International 389 845,577 13,348 1.4
LVMH Moet Hennessy Louis Vuitton SE 1,096 1,033,432 12,804 1.3
Safran SA 9,831 1,540,613 7,641 0.8
Sodexo SA 20,656 2,274,584 (12,081) (1.2)
Teleperformance 3,382 567,345 (21,649) (2.2)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
Thales SA 10,124 1,516,868 34,871 3.5
Italy
A2A SpA 652,919 1,194,508 21,434 2.2
Assicurazioni Generali SpA 79,605 1,618,845 (2,489) (0.3)
Banco BPM SpA 451,369 2,096,534 109,652 11.1
Buzzi SpA 68,328 1,711,955 28,401 2.9
Leonardo SpA 180,591 2,050,589 (35,300) (3.6)
Pirelli & C SpA 392,285 1,939,322 (16,918) (1.7)
Poste Italiane SpA 112,276 1,216,278 34,247 3.5
Prysmian SpA 68,632 2,870,443 120,437 12.2
Snam SpA 122,077 638,017 1,005 0.1
UniCredit SpA 171,122 3,979,198 301,397 30.5
Unipol Gruppo SpA 636,159 3,399,637 7,195 0.7
United States
Sanofi 6,247 672,526 28,413 2.9
Stellantis NV 262,503 4,615,012 106,395 10.8
Tenaris SA 119,167 1,782,625 114,926 11.6
Short Positions
Common Stocks
France
Airbus SE (14,383) (2,079,519) (15,976) (1.6)
Alstom SA (41,752) (1,246,329) (60,408) (6.1)
Carrefour SA (34,814) (659,751) (46,038) (4.7)
Forvia (34,351) (810,721) 21,044 2.1
Sartorius Stedim Biotech (2,843) (710,050) 37,910 3.8
SEB SA (5,684) (587,809) (24,943) (2.5)
SOITEC (3,166) (535,609) (13,944) (1.4)
Ubisoft Entertainment SA (34,120) (964,416) 27,810 2.8
Valeo (41,267) (886,798) 55,692 5.6
Italy
Amplifon SpA (15,100) (553,865) 15,255 1.5
Banca Generali SpA (23,043) (792,767) (9,012) (0.9)
Brunello Cucinelli SpA (5,744) (505,731) 15,128 1.5
Davide Campari-Milano NV (158,502) (2,196,713) (155) (0.0)
DiaSorin SpA (8,639) (899,915) 32,969 3.3
Ferrari NV (12,215) (3,993,668) (245,551) (24.8)
FinecoBank Banca Fineco SpA (221,154) (2,976,869) 80,697 8.2
Infrastrutture Wireless Italiane SpA (194,896) (2,572,677) (57,848) (5.9)
Interpump Group SpA (12,414) (690,429) 5,031 0.5
Mediobanca Banca di Credito Finanziario SpA (138,854) (1,662,429) 34,567 3.5
Moncler SpA (19,962) (1,381,126) 69,591 7.0
Recordati Industria Chimica e Farmaceutica SpA (28,366) (1,355,123) 19,190 1.9
Telecom Italia SpA (4,775,964) (1,346,493) 22,056 2.2
Luxembourg
Eurofins Scientific SE (41,444) (2,633,677) 79,744 8.1

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.75% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
19-60 months
maturity
ranging from
01/21/2025
- 05/10/2028 $13,149,460 $29,892 $4,843 $34,735
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 215,300 606,546 (35,024) (100.8)
Yangzijiang Shipbuilding Holdings Ltd. 2,036,100 2,265,323 278,002 800.4
Singapore
City Developments Ltd. 274,400 1,368,703 (53,616) (154.4)
Genting Singapore Ltd. 1,029,400 717,775 (16,750) (48.2)
Jardine Cycle & Carriage Ltd. 12,600 324,904 7,295 21.0
Oversea-Chinese Banking Corp. Ltd. 88,600 805,993 (18,818) (54.2)
Seatrium Ltd. 9,684,800 898,267 (32,688) (94.1)
Singapore Airlines Ltd. 344,700 1,826,231 (128,701) (370.5)
Singapore Telecommunications Ltd. 231,300 428,407 (4,297) (12.4)
Short Positions
Common Stocks
Singapore
DBS Group Holdings Ltd. (45,900) (1,071,893) (16,030) (46.1)
Keppel Corp. Ltd. (115,400) (574,317) 19,578 56.4
Singapore Technologies Engineering Ltd. (666,200) (1,817,839) (124) (0.4)
Venture Corp. Ltd. (40,600) (443,262) 31,065 89.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-1.81% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
19-63 months
maturity
ranging from
01/22/2025
- 06/20/2028 $473,595,806 $1,448,720 $6,841,414 $8,290,134

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
3M Co. 27,393 2,741,765 (60,539) (0.7)
AGCO Corp. 25,666 3,373,026 (23,356) (0.3)
Allison Transmission Holdings, Inc. 94,708 5,347,214 304,013 3.7
Arrow Electronics, Inc. 19,385 2,776,514 99,251 1.2
Builders FirstSource, Inc. 26,024 3,539,264 240,462 2.9
Cardinal Health, Inc. 41,905 3,962,956 139,544 1.7
Centene Corp. 37,819 2,550,892 57,863 0.7
Cheniere Energy, Inc. 20,559 3,132,369 70,517 0.9
Cigna Group (The) 18,989 5,328,313 200,334 2.4
Cisco Systems, Inc. 78,851 4,079,751 14,982 0.2
CVS Health Corp. 73,924 5,110,366 34,005 0.4
EMCOR Group, Inc. 13,089 2,418,585 131,414 1.6
F5, Inc. 14,893 2,178,250 (42,892) (0.5)
Gates Industrial Corp. plc 189,826 2,558,854 93,015 1.1
Hewlett Packard Enterprise Co. 195,494 3,284,299 (41,054) (0.5)
Huntington Ingalls Industries, Inc. 17,193 3,913,127 156,972 1.9
McKesson Corp. 8,317 3,553,937 141,223 1.7
nVent Electric plc 43,769 2,261,544 172,888 2.1
Owens Corning 22,983 2,999,282 131,463 1.6
PACCAR, Inc. 41,277 3,452,821 242,709 2.9
TD SYNNEX Corp. 51,829 4,871,926 (128,536) (1.6)
Terex Corp. 46,714 2,794,899 109,778 1.3
Univar Solutions, Inc. 76,229 2,732,047 8,385 0.1
Valero Energy Corp. 29,071 3,410,028 184,310 2.2
Vertiv Holdings Co. 97,024 2,403,284 138,744 1.7
Vishay Intertechnology, Inc. 86,607 2,546,246 119,518 1.4
Walmart, Inc. 49,982 7,856,171 150,946 1.8
Short Positions
Common Stocks
United States
AbbVie, Inc. (20,908) (2,816,935) 64,606 0.8
Advanced Drainage Systems, Inc. (24,200) (2,753,476) (33,880) (0.4)
agilon health, Inc. (146,675) (2,543,344) (16,134) (0.2)
Azenta, Inc. (49,131) (2,293,435) (18,178) (0.2)
Celanese Corp. (25,372) (2,938,078) (177,097) (2.1)
Chart Industries, Inc. (24,549) (3,922,685) (220,205) (2.7)
Coherent Corp. (49,681) (2,532,737) 215,119 2.6
Eli Lilly & Co. (8,278) (3,882,216) (140,974) (1.7)
General Electric Co. (25,698) (2,822,925) (149,819) (1.8)
Hanesbrands, Inc. (767,142) (3,482,825) 119,271 1.4
HEICO Corp. (13,460) (2,381,612) (122,890) (1.5)
Hess Corp. (21,988) (2,989,269) (78,937) (1.0)
ICU Medical, Inc. (12,671) (2,257,845) 78,560 0.9
Kinder Morgan, Inc. (169,261) (2,914,674) (94,786) (1.1)
Neogen Corp. (104,143) (2,265,110) (19,787) (0.2)
Novanta, Inc. (21,373) (3,934,769) (270,582) (3.3)
Plug Power, Inc. (222,322) (2,309,926) (91,152) (1.1)
Quanta Services, Inc. (19,013) (3,735,104) (203,439) (2.5)
R1 RCM, Inc. (134,576) (2,482,927) (114,390) (1.4)
Seagate Technology Holdings plc (55,069) (3,407,119) 39,099 0.5

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Tapestry, Inc. (59,851) (2,561,623) 40,100 0.5
Trex Co., Inc. (52,700) (3,455,012) (271,932) (3.3)
Zoetis, Inc. (12,707) (2,188,272) (41,933) (0.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.28% to 0.28%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
14-76 months
maturity
05/14/2024 $58,795,085 $38,283 $18,061 $56,344
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams-OSRAM AG 446 3,214 (269) (0.5)
Switzerland
ABB Ltd. (Registered) 88,905 3,497,598 (2,778) (4.9)
Adecco Group AG (Registered) 16,809 550,518 21,111 37.5
Alcon, Inc. 4,519 374,907 10,075 17.9
Barry Callebaut AG (Registered) 521 1,006,614 1,926 3.4
Clariant AG (Registered) 63,391 917,050 15,460 27.4
DKSH Holding AG 19,699 1,466,254 (29,246) (51.9)
Galenica AG 12,000 970,142 15,559 27.6
Georg Fischer AG (Registered) 24,336 1,830,325 69,802 123.9
Helvetia Holding AG (Registered) 6,076 823,507 (22,334) (39.6)
Julius Baer Group Ltd. 1,671 105,453 46 0.1
Novartis AG (Registered) 45,002 4,537,076 (30,749) (54.6)
Sonova Holding AG (Registered) 4,855 1,295,496 15,908 28.2
Stadler Rail AG 6,304 246,292 4,711 8.4
Swatch Group AG (The) 8,460 2,473,639 31,245 55.5
UBS Group AG (Registered) 37,988 769,966 (15,429) (27.4)
United States
Holcim AG 35,171 2,370,780 48,445 86.0
Roche Holding AG 10,946 3,343,675 (33,497) (59.5)
Short Positions
Common Stocks
Switzerland
Bachem Holding AG (19,358) (1,690,257) 137,296 243.7
Baloise Holding AG (Registered) (991) (145,768) 7,468 13.3
Belimo Holding AG (Registered) (1,367) (683,244) (24,982) (44.3)
BKW AG (2,484) (439,171) (23,159) (41.1)
Cie Financiere Richemont SA (Registered) (1,128) (191,611) (5,092) (9.0)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Dufry AG (Registered) (3,690) (168,308) (7,524) (13.4)
EMS-Chemie Holding AG (Registered) (1,767) (1,339,051) 24,128 42.8
Flughafen Zurich AG (Registered) (909) (189,075) (8,910) (15.8)
Geberit AG (Registered) (3,076) (1,612,082) 11,062 19.6
Givaudan SA (Registered) (519) (1,721,493) (42,810) (76.0)
Kuehne + Nagel International AG (Registered) (1,284) (380,355) (9,666) (17.2)
Logitech International SA (Registered) (25,356) (1,513,377) (78,222) (138.8)
Lonza Group AG (Registered) (1,865) (1,114,734) 29,207 51.8
Partners Group Holding AG (2,287) (2,156,276) 76,938 136.5
Schindler Holding AG (1,035) (243,025) (9,672) (17.2)
SGS SA (Registered) (3,328) (314,832) 1,440 2.6
SIG Group AG (163,178) (4,508,073) 57,010 101.2
Sika AG (Registered) (8,647) (2,476,506) (48,719) (86.5)
Straumann Holding AG (Registered) (18,540) (3,014,716) (165,515) (293.8)
Swiss Life Holding AG (Registered) (2,375) (1,391,007) 33,914 60.2
Swisscom AG (Registered) (550) (343,277) (146) (0.3)
Tecan Group AG (Registered) (1,958) (752,408) (5,565) (9.9)
VAT Group AG (7,957) (3,295,901) (21,712) (38.5)
Zurich Insurance Group AG (2,726) (1,296,727) 7,720 13.7
United States
Nestle SA (Registered) (10,236) (1,231,305) 3,808 6.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-1.88% to 0.30%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
11-25 months
maturity
02/21/2024 $26,172,173 $656,023 $(2,030) $653,993
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 977 1,717,808 3,924 0.6
Carlsberg A/S 10,239 1,639,583 33,245 5.1
Genmab A/S 4,083 1,547,284 (33,618) (5.1)
ISS A/S 142,438 3,013,212 108,508 16.6
Novo Nordisk A/S 12,569 2,030,394 35,859 5.5
Pandora A/S 30,865 2,758,765 146,989 22.5
ROCKWOOL A/S 2,338 604,623 52,974 8.1

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Ambu A/S (39,339) (644,899) (27,444) (4.2)
Coloplast A/S (5,529) (691,878) 8,697 1.3
Demant A/S (542) (22,941) (1,010) (0.2)
DSV A/S (5,117) (1,074,783) (59,407) (9.1)
GN Store Nord A/S (26,252) (656,525) (6,909) (1.1)
Novozymes A/S (64,955) (3,030,742) 161,082 24.6
Orsted A/S (20,837) (1,975,396) 40,664 6.2
Royal Unibrew A/S (10,372) (928,432) 30,106 4.6
Tryg A/S (70,671) (1,530,451) 65,045 9.9
Vestas Wind Systems A/S (86,675) (2,304,457) 97,318 14.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.79% to 0.28%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
7-73 months
maturity
12/18/2023 $161,711,655 $(829,354) $140,549 $(688,805)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Proximus SADP 363,204 2,708,506 (103,839) 15.1
Finland
Nokia OYJ 501,543 2,101,394 (37,117) 5.4
Germany
Bayerische Motoren Werke AG 21,873 2,690,534 40,729 (5.9)
Deutsche Bank AG (Registered) 243,347 2,558,251 60,845 (8.8)
Deutsche Lufthansa AG (Registered) 271,172 2,780,476 18,518 (2.7)
GEA Group AG 47,233 1,977,460 (21,286) 3.1
Infineon Technologies AG 32,478 1,337,517 (12,392) 1.8
Siemens AG (Registered) 12,662 2,110,766 (145,513) 21.1
TeamViewer SE 105,182 1,690,630 38,450 (5.6)
thyssenkrupp AG 384,443 3,011,128 45,233 (6.6)
Netherlands
ASML Holding NV 3,058 2,218,055 11,703 (1.7)
ASR Nederland NV 42,036 1,895,971 110,264 (16.0)
Koninklijke Ahold Delhaize NV 87,721 2,990,674 138,662 (20.1)
OCI NV 52,654 1,264,697 23,072 (3.3)
Wolters Kluwer NV 10,911 1,385,408 15,613 (2.3)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Spain
Acerinox SA 187,334 1,991,024 (73,607) 10.7
ACS Actividades de Construccion y Servicios SA 42,325 1,488,310 50,569 (7.3)
Banco de Sabadell SA 2,602,325 3,000,350 92,541 (13.4)
Banco Santander SA 486,602 1,801,468 95,960 (13.9)
Industria de Diseno Textil SA 44,258 1,716,671 79,493 (11.5)
Mapfre SA 985,476 1,959,152 6,313 (0.9)
Redeia Corp. SA 117,538 1,976,640 (105,620) 15.3
Repsol SA 379,349 5,517,250 (118,620) 17.2
United States
Signify NV 66,374 1,860,726 (53,528) 7.8
Preferred Stocks
Germany
Volkswagen AG (Preference) 10,210 1,372,966 (52,878) 7.7
Short Positions
Common Stocks
Belgium
D'ieteren Group (8,068) (1,427,916) 15,027 (2.2)
Finland
Neste OYJ (36,082) (1,389,275) 183,270 (26.6)
Germany
adidas AG (31,156) (6,048,254) (195,256) 28.3
Covestro AG (53,008) (2,758,149) (426,525) 61.9
Deutsche Telekom AG (Registered) (80,466) (1,755,649) (60,144) 8.7
Fraport AG Frankfurt Airport Services Worldwide (30,192) (1,611,602) 2,398 (0.3)
Fresenius Medical Care AG & Co. KGaA (37,482) (1,791,307) (35,046) 5.1
Nemetschek SE (20,404) (1,523,297) 76,655 (11.1)
Rheinmetall AG (6,135) (1,680,697) 60,546 (8.8)
Siemens Healthineers AG (43,345) (2,456,593) 20,880 (3.0)
Symrise AG (19,111) (2,003,836) (51,492) 7.5
Netherlands
Adyen NV (2,590) (4,485,019) (51,830) 7.5
Akzo Nobel NV (17,038) (1,392,911) (69,542) 10.1
Argenx SE (3,581) (1,396,575) 10,548 (1.5)
ASM International NV (6,194) (2,629,998) 51,254 (7.4)
Ferrovial SE (60,224) (1,903,805) 9,857 (1.4)
Koninklijke Philips NV (118,453) (2,566,599) (176,916) 25.7
Universal Music Group NV (69,602) (1,546,193) (40,870) 5.9
South Korea
Delivery Hero SE (66,993) (2,955,735) (301,008) 43.7
Spain
Acciona SA (11,496) (1,951,907) 76,529 (11.1)
Banco Bilbao Vizcaya Argentaria SA (197,957) (1,520,845) (52,404) 7.6
CaixaBank SA (424,612) (1,758,877) (22,291) 3.2
Cellnex Telecom SA (146,394) (5,914,870) (114,524) 16.6
Grifols SA (162,374) (2,083,068) (10,033) 1.5
Preferred Stocks
Germany
Sartorius AG (Preference) (9,259) (3,207,861) (150,566) 21.9

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.30% to 0.30%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
20-25 months
maturity
02/21/2024 $11,915,870 $(193,052) $58,243 $(134,809)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 26,339 930,607 16,045 (11.9)
Norway
Equinor ASA 101,817 2,964,796 (60,706) 45.0
Leroy Seafood Group ASA 196,017 743,834 (52,389) 38.9
Mowi ASA 31,738 503,556 (25,134) 18.6
Norsk Hydro ASA 126,385 753,414 (56,450) 41.9
Orkla ASA 10,886 78,275 (549) 0.4
Telenor ASA 7,867 79,768 (2,321) 1.7
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (13,283) (794,610) 62,369 (46.3)
Norway
Gjensidige Forsikring ASA (40,454) (648,067) 16,393 (12.2)
Kongsberg Gruppen ASA (10,301) (468,223) (6,417) 4.8
Salmar ASA (38,861) (1,566,019) 55,603 (41.2)
Schibsted ASA (38,665) (679,007) 1,816 (1.3)
TOMRA Systems ASA (49,522) (796,685) 9,565 (7.1)
United Kingdom
Subsea 7 SA (72,982) (909,009) (150,877) 111.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-4.00% to 0.30%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
14-25 months
maturity
02/21/2024 $42,905,572 $567,346 $(5,338) $562,008

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 58,349 635,577 13,316 2.4
Guatemala
Millicom International Cellular SA 83,170 1,272,645 (115,404) (20.5)
Sweden
Assa Abloy AB 79,549 1,912,117 78,529 14.0
Axfood AB 10,232 216,547 (5,922) (1.1)
Billerud AB 163,791 1,246,543 (68,299) (12.2)
Boliden AB 15,039 435,803 (15,980) (2.8)
Elekta AB 157,519 1,218,611 (4,988) (0.9)
Essity AB 18,847 501,927 580 0.1
Evolution AB 5,047 639,575 (13,870) (2.5)
Getinge AB 27,437 481,345 (57,456) (10.2)
H & M Hennes & Mauritz AB 169,775 2,919,673 525,111 93.4
Saab AB 23,380 1,265,700 (31,051) (5.5)
Sandvik AB 30,317 591,915 (632) (0.1)
Skanska AB 93,483 1,311,611 75,612 13.5
SKF AB 11,555 201,352 (7,885) (1.4)
SSAB AB 130,572 905,404 (20,738) (3.7)
Svenska Handelsbanken AB 151,412 1,267,659 (14,352) (2.6)
Swedbank AB 5,707 96,312 (733) (0.1)
Swedish Orphan Biovitrum AB 9,887 193,244 (6,598) (1.2)
Telefonaktiebolaget LM Ericsson 467,263 2,538,779 42,458 7.6
Trelleborg AB 15,045 365,132 (35,776) (6.4)
Volvo AB 45,829 948,432 29,545 5.3
Volvo Car AB 147,790 588,016 (22,583) (4.0)
United States
Sinch AB 187,012 422,295 (31,045) (5.5)
Short Positions
Common Stocks
Sweden
Alfa Laval AB (22,544) (822,352) (20,535) (3.7)
Atlas Copco AB (89,792) (1,296,317) (57) (0.0)
Beijer Ref AB (116,281) (1,485,315) 155,612 27.7
Electrolux AB (68,825) (940,529) (15,554) (2.8)
Embracer Group AB (11,175) (27,946) 102 0.0
Epiroc AB (82,681) (1,566,132) (40,205) (7.2)
EQT AB (183,545) (3,533,561) 130,413 23.2
Hexagon AB (120,408) (1,481,057) (707) (0.1)
Hexpol AB (26,324) (279,507) 12,891 2.3
Holmen AB (30,805) (1,107,155) 29,037 5.2
Husqvarna AB (130,524) (1,184,318) (74,083) (13.2)
Indutrade AB (65,362) (1,475,254) 57,385 10.2
Lifco AB (37,760) (822,329) (26,191) (4.7)
Nibe Industrier AB (122,125) (1,161,208) 15,842 2.8
Securitas AB (137,460) (1,129,062) (28,908) (5.1)
Skandinaviska Enskilda Banken AB (14,790) (163,581) 495 0.1
Svenska Cellulosa AB SCA (99,976) (1,276,194) 34,066 6.1
Tele2 AB (35,179) (290,941) 9,987 1.8
Telia Co. AB (312,965) (686,600) 15,917 2.8

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
Collateral pledged to, or (received from), each counterparty at June 30, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
Cash $ (822,848) $ – $ (822,848)
BARC
Cash – 5,883,667 5,883,667
BNPP
Cash 35,668,881 – 35,668,881
CITI
Cash (127,815) – (127,815)
Investment Companies 1,421,232 – 1,421,232
GSIN
Cash 3,834,792 – 3,834,792
U.S. Treasury Bills 41,882,254 – 41,882,254
JPMC
Cash 625,345 – 625,345
U.S. Treasury Bills 31,942,716 – 31,942,716
MSIP
Cash (1,269,735) – (1,269,735)
U.S. Treasury Bills 18,705,678 – 18,705,678

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 12.0%
Automobile Components - 0.8%
Aisin Corp. (Japan)
3,700 114,259
Bridgestone Corp. (Japan)
5,600 230,057
Denso Corp. (Japan)
3,600 242,828
Koito Manufacturing Co. Ltd.
(Japan) 5,300 96,180
Stanley Electric Co. Ltd. (Japan)
5,300 107,411
Sumitomo Electric Industries Ltd.
(Japan) 12,400 151,927
942,662
Automobiles - 2.0%
Honda Motor Co. Ltd. (Japan)
12,200 369,585
Isuzu Motors Ltd. (Japan)
12,500 151,640
Mazda Motor Corp. (Japan)
17,800 172,023
Nissan Motor Co. Ltd. (Japan)
36,000 147,749
Subaru Corp. (Japan)
9,600 180,804
Suzuki Motor Corp. (Japan)
4,600 166,809
Toyota Motor Corp. (Japan)
56,100 901,644
Yamaha Motor Co. Ltd. (Japan)
6,400 183,989
2,274,243
Banks - 5.8%
ABN AMRO Bank NV, CVA
(Netherlands) (a) 10,059 156,350
Banco Bilbao Vizcaya Argentaria
SA (Spain) 44,089 338,723
Banco Santander SA (Spain)
106,908 395,788
Barclays plc (United Kingdom)
139,041 271,629
BNP Paribas SA (France)
6,806 429,499
CaixaBank SA (Spain)
56,069 232,255
Commerzbank AG (Germany)
16,378 181,564
Credit Agricole SA (France)
17,694 210,096
DNB Bank ASA (Norway)
7,870 147,175
FinecoBank Banca Fineco SpA
(Italy) 11,403 153,491
HSBC Holdings plc (United
Kingdom) 107,526 851,374
ING Groep NV (Netherlands)
26,262 354,054
Intesa Sanpaolo SpA (Italy)
119,981 314,560
KBC Group NV (Belgium)
3,078 214,847
Lloyds Banking Group plc (United
Kingdom) 529,751 293,667
Mediobanca Banca di Credito
Finanziario SpA (Italy) 16,044 192,087
NatWest Group plc (United
Kingdom) 63,998 195,609
Nordea Bank Abp (Finland)
27,051 294,658
Skandinaviska Enskilda Banken
AB, Class A (Sweden) 21,080 233,150
Societe Generale SA (France)
8,889 231,170
Standard Chartered plc (United
Kingdom) 28,075 244,255
Svenska Handelsbanken AB, Class
A (Sweden) 22,778 190,703
Swedbank AB, Class A (Sweden)
12,044 203,256
INVESTMENTS SHARES VALUE ($)
Banks - 5.8% (continued)
UniCredit SpA (Italy)
14,605 339,618
6,669,578
Oil, Gas & Consumable Fuels - 3.4%
Antero Resources Corp. (1)*
2,321 53,453
APA Corp. (1)
2,126 72,645
Cheniere Energy, Inc. (1)
775 118,079
Chesapeake Energy Corp. (1)
838 70,124
Chevron Corp. (1)
2,865 450,808
ConocoPhillips (1)
2,197 227,631
Coterra Energy, Inc. (1)
3,055 77,291
Devon Energy Corp. (1)
1,856 89,719
Diamondback Energy, Inc. (1)
741 97,338
DT Midstream, Inc. (1)
1,365 67,663
EOG Resources, Inc. (1)
1,245 142,478
EQT Corp. (1)
2,229 91,679
Exxon Mobil Corp. (1)
5,932 636,207
Hess Corp. (1)
913 124,122
HF Sinclair Corp. (1)
1,475 65,800
Kinder Morgan, Inc. (1)
6,263 107,849
Marathon Oil Corp. (1)
3,613 83,171
Marathon Petroleum Corp. (1)
1,436 167,438
New Fortress Energy, Inc. (1)
1,553 41,589
Occidental Petroleum Corp. (1)
1,991 117,071
ONEOK, Inc. (1)
1,720 106,158
Ovintiv, Inc. (1)
1,770 67,384
PDC Energy, Inc. (1)
1,121 79,748
Phillips 66 (1)
1,365 130,194
Pioneer Natural Resources Co. (1)
542 112,292
Range Resources Corp. (1)
2,702 79,439
Southwestern Energy Co. (1)*
11,217 67,414
Targa Resources Corp. (1)
1,393 106,007
Valero Energy Corp. (1)
1,075 126,097
Williams Cos., Inc. (The) (1)
3,452 112,639
3,889,527
TOTAL COMMON STOCKS
(Cost $13,605,970) 13,776,010
SHORT-TERM INVESTMENTS - 67.2%
INVESTMENT COMPANIES - 44.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 5.02%
(1)(b)(c) 2,601,023 2,601,023
Limited Purpose Cash Investment
Fund, 5.10% (1)(b) 48,733,060 48,713,567
TOTAL INVESTMENT COMPANIES
(Cost $51,303,318) 51,314,590
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 22.4%
U.S. Treasury Bills
4.75%, 7/6/2023 (d) $ 3,710,000 3,708,470
4.82%, 7/13/2023 (d) 4,001,000 3,995,436
4.80%, 7/20/2023 (d) 269,000 268,364

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 22.4% (continued)
5.04%, 8/24/2023 (d) $ 459,000 455,566
5.07%, 8/31/2023 (d) 325,000 322,251
5.10%, 9/7/2023 (d)(e) 1,657,000 1,641,401
4.81%, 9/14/2023 (d)(e) 1,464,000 1,448,679
4.73%, 9/21/2023 (d) 1,738,000 1,718,065
4.76%, 9/28/2023 (d)(e) 6,838,000 6,752,730
4.80%, 10/5/2023 (d) 1,468,000 1,448,168
4.99%, 10/19/2023 (d) 969,000 953,880
4.96%, 10/26/2023 (d) 234,000 230,113
5.02%, 11/2/2023 (d) 770,000 756,423
5.01%, 11/9/2023 (d) 807,000 792,002
5.44%, 11/30/2023 (d) 476,000 465,689
5.36%, 12/28/2023 (d) 748,000 728,634
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $25,696,819) 25,685,871
TOTAL SHORT-TERM INVESTMENTS
(Cost $77,000,137) 77,000,461
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 79.2%
(Cost $90,606,107) 90,776,471
OTHER ASSETS IN EXCESS OF
LIABILITIES - 20.8% (f) 23,863,623
NET ASSETS - 100.0% 114,640,094
SECTOR VALUE
% OF NET
ASSETS
Consumer Discretionary $ 3,216,905 2.8%
Energy 3,889,527 3.4
Financials 6,669,578 5.8
Investment Companies 51,314,590 44.8
U.S. Treasury Obligations 25,685,871 22.4
Total Investments In Securities
At Value 90,776,471 79.2
Other Assets in Excess of
Liabilities (f ) 23,863,623 20.8
Net Assets
$ 114,640,094 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2023 amounted to $156,350, which represents 0.14% of net assets of the Fund.
(b) Represents 7-day effective yield as of June 30, 2023.
(c) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for swap contracts.
(f) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
Credit default swap contracts outstanding - buy protection as of June 30, 2023:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 39.V1 1.00 % Quarterly 6/20/2028 0.74 % EUR 28,453,000 $ (154,116) $ (221,452) $ (375,568)
Markit CDX North America
Investment Grade Index
Series 40.V1 1.00 Quarterly 6/20/2028 0.66 USD 18,836,000 (177,348) (110,208) (287,556)
$ (331,464) $ (331,660) $ (663,124)
Credit default swap contracts outstanding - sell protection as of June 30, 2023 :
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 39.V1 5.00 % Quarterly 6/20/2028 4.00 % EUR 13,387,000 $ 238,028 $ 362,805 $ 600,833
Markit CDX North America
High Yield Index Series
40.V1 5.00 Quarterly 6/20/2028 4.29 USD 5,109,000 48,156 102,345 150,501
286,184 465,150 751,334
Markit CDX North America
Emerging Markets Index
Series 39.V1 1.00 % Quarterly 6/20/2028 2.13 % USD 700,000 $ (38,382) $ 5,173 $ (33,209)
(38,382) 5,173 (33,209)
$ 247,802 $ 470,323 $ 718,125
Forward effective interest rate swap contracts outstanding as of June 30, 2023:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 4.50% Semi 12/18/2025 CAD 1,200,000 $ 1,509 $ (105) $ 1,404
Pay 1D CORRA Semi 3.50% Semi 12/19/2033 CAD 2,800,000 (799) 25,781 24,982
Pay 1D SARON Annual 2.00% Annual 9/22/2025 CHF 23,700,000 41,206 (26,093) 15,113
Pay 1D SARON Annual 2.00% Annual 12/20/2028 CHF 7,500,000 70,247 6,630 76,877
Pay 1D SOFR Annual 3.48% Annual 12/20/2033 USD 13,100,000 141,478 (96,755) 44,723
Pay 1D TONAR Annual 0.50% Annual 9/20/2028 JPY 2,240,300,000 115,092 75,648 190,740
Pay 1D TONAR Annual 0.50% Annual 12/20/2028 JPY 1,711,600,000 113,609 12,819 126,428
Pay 1M TIIE Monthly 9.50% Monthly 9/17/2025 MXN 100,000 (22) 42 20
Pay 1M TIIE Monthly 9.00% Monthly 12/17/2025 MXN 25,000,000 6,273 (248) 6,025
Pay 3M BBR Qtrly 4.50% Semi 9/14/2033 NZD 3,100,000 43,219 (39,429) 3,790
Pay 3M BBR Qtrly 4.50% Semi 12/14/2033 NZD 100,000 522 (202) 320
Pay 6M BBR Semi 4.50% Semi 9/08/2033 AUD 4,800,000 (10,670) 36,294 25,624
Pay 6M EURIBOR Semi 3.25% Annual 9/20/2033 EUR 21,300,000 440,143 66,366 506,509
Pay 6M EURIBOR Semi 3.13% Annual 12/20/2033 EUR 22,600,000 376,659 (21,032) 355,627
Pay 6M WIBOR Semi 5.50% Annual 12/17/2025 PLN 9,800,000 14,634 3,158 17,792
Receive 1D CORRA Semi 3.00% Semi 9/18/2028 CAD 6,800,000 (19,122) 167,581 148,459
Receive 1D CORRA Semi 3.50% Semi 12/18/2028 CAD 14,800,000 22,245 1,113 23,358
Receive 1D CORRA Semi 3.00% Semi 9/19/2033 CAD 3,200,000 107,255 (26,722) 80,533
Receive 1D SOFR Annual 4.50% Annual 9/22/2025 USD 27,400,000 (249,216) 306,487 57,271
Receive 1D SOFR Annual 4.19% Annual 12/22/2025 USD 75,100,000 (385,866) 625,490 239,624

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SOFR Annual 3.50% Annual 9/20/2033 USD 2,700,000 $ (67,195) $ 67,712 $ 517
Receive 1D SONIA Annual 3.50% Annual 9/20/2028 GBP 200,000 9,972 6,460 16,432
Receive 1D SONIA Annual 3.82% Annual 12/20/2028 GBP 34,900,000 950,631 1,066,458 2,017,089
Receive 1D SONIA Annual 3.25% Annual 9/20/2033 GBP 19,500,000 156,478 1,903,161 2,059,639
Receive 1D SONIA Annual 3.62% Annual 12/20/2033 GBP 900,000 53,542 2,034 55,576
Receive 1D TONAR Annual 0.00% Annual 9/22/2025 JPY 13,280,000,000 264,205 (95,210) 168,995
Receive 1D TONAR Annual 0.00% Annual 12/22/2025 JPY 7,247,800,000 93,782 30,149 123,931
Receive 1D TONAR Annual 0.50% Annual 12/20/2033 JPY 296,900,000 29,883 (5,045) 24,838
Receive 3M BBR Qtrly 4.50% Semi 9/10/2025 NZD 19,800,000 40,077 154,316 194,393
Receive 3M BBR Qtrly 5.00% Semi 9/10/2025 NZD 17,000,000 (72,490) 143,165 70,675
Receive 3M BBR Qtrly 3.50% Qtrly 9/11/2025 AUD 50,100,000 (141,023) 747,612 606,589
Receive 3M BBR Qtrly 4.00% Qtrly 9/11/2025 AUD 1,100,000 (10,264) 16,627 6,363
Receive 3M BBR Qtrly 5.00% Semi 12/10/2025 NZD 3,500,000 (3,691) 10,813 7,122
Receive 3M BBR Qtrly 4.00% Qtrly 12/11/2025 AUD 8,300,000 28,725 10,504 39,229
Receive 3M BBR Qtrly 4.50% Semi 9/13/2028 NZD 100,000 (581) 916 335
Receive 3M BBR Qtrly 4.50% Semi 12/13/2028 NZD 900,000 (1,878) 2,702 824
Receive 3M HIBOR Qtrly 4.00% Qtrly 12/17/2025 HKD 9,100,000 5,298 1,960 7,258
Receive 3M JIBAR Qtrly 8.00% Qtrly 9/17/2025 ZAR 52,600,000 9,650 13,737 23,387
Receive 3M STIBOR Qtrly 3.50% Annual 9/17/2025 SEK 497,900,000 (248,818) 681,324 432,506
Receive 3M STIBOR Qtrly 3.50% Annual 12/17/2025 SEK 92,900,000 (18,429) 79,035 60,606
Receive 3M STIBOR Qtrly 3.00% Annual 9/20/2028 SEK 1,900,000 958 1,672 2,630
Receive 3M STIBOR Qtrly 3.00% Annual 12/20/2028 SEK 30,000,000 17,435 13,879 31,314
Receive 6M EURIBOR Semi 3.75% Annual 9/22/2025 EUR 118,900,000 (1,498,380) 1,660,615 162,235
Receive 6M EURIBOR Semi 2.75% Annual 9/22/2025 EUR 10,600,000 119,080 113,217 232,297
Receive 6M EURIBOR Semi 3.55% Annual 12/22/2025 EUR 109,100,000 (604,699) 921,226 316,527
Receive 6M EURIBOR Semi 2.50% Annual 9/20/2028 EUR 100,000 3,988 (487) 3,501
Receive 6M EURIBOR Semi 2.50% Annual 9/20/2033 EUR 100,000 4,331 231 4,562
Receive 6M NIBOR Semi 4.00% Annual 9/17/2025 NOK 27,000,000 (43,326) 78,464 35,138
Receive 6M NIBOR Semi 4.00% Annual 12/17/2025 NOK 36,600,000 20,576 19,957 40,533
Receive 6M NIBOR Semi 3.00% Annual 9/21/2033 NOK 18,000,000 35,523 78,289 113,812
Receive 6M NIBOR Semi 3.50% Annual 9/21/2033 NOK 9,500,000 (31,250) 55,205 23,955
Receive 6M NIBOR Semi 3.50% Annual 12/21/2033 NOK 7,000,000 6,450 8,842 15,292
(63,044) 8,906,363 8,843,319
Pay 1D CORRA Semi 3.50% Semi 9/18/2025 CAD 24,600,000 (279,790) (103,648) (383,438)
Pay 1D CORRA Semi 4.00% Semi 12/18/2025 CAD 19,800,000 (76,574) (38,190) (114,764)
Pay 1D CORRA Semi 3.50% Semi 12/18/2025 CAD 5,500,000 (30,997) (39,196) (70,193)
Pay 1D SARON Annual 1.50% Annual 9/22/2025 CHF 41,500,000 (355,461) (74,375) (429,836)
Pay 1D SARON Annual 1.50% Annual 12/22/2025 CHF 41,100,000 (299,565) (119,317) (418,882)
Pay 1D SARON Annual 1.50% Annual 12/20/2028 CHF 100,000 (1,221) (411) (1,632)
Pay 1D SOFR Annual 3.75% Annual 9/20/2028 USD 21,100,000 417,527 (473,346) (55,819)
Pay 1D SOFR Annual 3.63% Annual 12/20/2028 USD 5,100,000 55,379 (67,687) (12,308)
Pay 1D SONIA Annual 4.00% Annual 9/22/2025 GBP 77,800,000 (1,059,910) (2,483,373) (3,543,283)
Pay 1D SONIA Annual 4.25% Annual 12/22/2025 GBP 94,400,000 (1,626,948) (1,825,797) (3,452,745)
Pay 1M TIIE Monthly 9.00% Monthly 9/17/2025 MXN 50,000,000 (5,196) (10,400) (15,596)
Pay 1M TIIE Monthly 8.50% Monthly 12/17/2025 MXN 46,500,000 (6,104) (4,943) (11,047)
Pay 3M BBR Qtrly 3.50% Qtrly 12/11/2025 AUD 8,200,000 (22,046) (68,027) (90,073)
Pay 3M BBR Qtrly 4.00% Semi 9/14/2033 NZD 800,000 (7,470) (11,034) (18,504)
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 9/17/2025 KRW 7,400,000,000 (24,896) (48,167) (73,063)
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 9/17/2025 KRW 1,099,200,000 (893) (1,987) (2,880)
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 12/17/2025 KRW 8,199,300,000 4,944 (20,216) (15,272)
Pay 3M STIBOR Qtrly 3.00% Annual 9/21/2033 SEK 32,400,000 35,531 (47,991) (12,460)
Pay 3M STIBOR Qtrly 3.00% Annual 12/21/2033 SEK 14,000,000 10,429 (11,642) (1,213)
Pay 6M BBR Semi 4.00% Semi 12/07/2028 AUD 6,100,000 (30,614) (19,624) (50,238)
Pay 6M BBR Semi 4.00% Semi 9/08/2033 AUD 6,800,000 (88,421) (58,327) (146,748)
Pay 6M BBR Semi 4.00% Semi 12/08/2033 AUD 2,400,000 (47,337) (3,449) (50,786)
Pay 6M NIBOR Semi 3.00% Annual 9/17/2025 NOK 4,000,000 (5,453) (6,647) (12,100)
Pay 6M NIBOR Semi 3.50% Annual 9/17/2025 NOK 27,900,000 (11,834) (48,519) (60,353)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M NIBOR Semi 3.50% Annual 9/20/2028 NOK 33,000,000 $ (1,416) $ (88,868) $ (90,284)
Pay 6M NIBOR Semi 3.50% Annual 12/20/2028 NOK 10,500,000 (11,011) (14,312) (25,323)
Receive 1D SARON Annual 2.00% Annual 12/22/2025 CHF 9,600,000 (25,849) 18,645 (7,204)
Receive 1D SARON Annual 2.00% Annual 9/20/2028 CHF 200,000 (1,250) (695) (1,945)
Receive 1D SARON Annual 2.00% Annual 9/20/2033 CHF 7,400,000 (66,903) (104,209) (171,112)
Receive 1D SARON Annual 2.00% Annual 12/20/2033 CHF 11,600,000 (142,825) (126,931) (269,756)
Receive 1D TONAR Annual 0.50% Annual 9/22/2025 JPY 647,500,000 (38,029) 1,313 (36,716)
Receive 1D TONAR Annual 1.00% Annual 9/20/2033 JPY 306,400,000 (79,039) (5,347) (84,386)
Receive 3M JIBAR Qtrly 9.00% Qtrly 12/17/2025 ZAR 23,700,000 (1,891) (10,613) (12,504)
Receive 6M BBR Semi 4.50% Semi 12/08/2033 AUD 2,000,000 (17,325) 6,350 (10,975)
Receive 6M BUBOR Semi 10.50% Annual 9/17/2025 HUF 580,000,000 (10,735) (20,337) (31,072)
Receive 6M BUBOR Semi 10.00% Annual 9/17/2025 HUF 730,000,000 (4,438) (16,509) (20,947)
Receive 6M BUBOR Semi 11.00% Annual 9/17/2025 HUF 292,700,000 (15,278) (7,685) (22,963)
Receive 6M BUBOR Semi 9.50% Annual 9/17/2025 HUF 810,000,000 3,362 (6,453) (3,091)
Receive 6M BUBOR Semi 9.50% Annual 12/17/2025 HUF 398,000,000 (6,667) (17,563) (24,230)
Receive 6M EURIBOR Semi 3.25% Annual 9/20/2028 EUR 100,000 (1,181) 990 (191)
Receive 6M EURIBOR Semi 3.19% Annual 12/20/2028 EUR 2,700,000 (19,566) 12,600 (6,966)
Receive 6M PRIBOR Semi 5.00% Annual 12/17/2025 CZK 23,800,000 (2,861) 1,055 (1,806)
(3,899,822) (5,964,882) (9,864,704)
$ (3,962,866) $ 2,941,481 $ (1,021,385)
Abbreviations:
1D: 1 Day
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2023 were as follows:
1 Day Canadian Overnight Repo Rate Average (”CORRA”): 4.75%
1 Day Secured Overnight Financing Rate (''SOFR''): 5.09%
1 Day Sterling Overnight Index Average (''SONIA''): 4.93%
1 Day Swiss Average Rate Overnight (“SARON”): 1.71%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.08%
1 Month Mexico Equilibrium Interbank Interest Rate (''TIIE''): 11.50%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 4.35%
3 Month Hong Kong Interbank Offered Rate (''HIBOR''): 4.97%
3 Month Johannesburg Interbank Agreed Rate (''JIBAR''): 8.50%
3 Month Korean Certificate of Deposit (''CD_KSDA''): 3.75%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 3.81%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 4.70%
6 Month Budapest Interbank Offered Rate (''BUBOR''): 14.57%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 3.90%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 4.81%
6 Month Prague Interbank Offered Rate (''PRIBOR''): 7.15%
6 Month Warsaw Interbank Offered Rate (''WIBOR''): 6.85%

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
Total return swap contracts outstanding as of June 30, 2023 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
DTOP Index
September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 09/21/2023 ZAR 1,314,100 $ 9
WIG20 Index
September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 09/15/2023 PLN 654,400 351
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.12%)
Increases in
total return of
reference entity
Monthly GSIN 09/20/2023 EUR 4,618,674 143,340
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly GSIN 09/20/2023 JPY 216,887,171 15,532
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (-0.10%) Monthly GSIN 09/20/2023 SGD (1,259,172) 9,719
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.37%) Monthly GSIN 09/20/2023 SEK (3,858,930) 3,805
172,756
Amsterdam
Exchange Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 07/21/2023 EUR (4,651,260) (23,515)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/28/2023 HKD 20,647,250 (21,794)
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 08/16/2023 BRL 47,346,280 (36,164)
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 09/14/2023 KRW 1,872,750,000 (20,015)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 09/15/2023 CHF (1,019,430) $ (2,180)
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/19/2023 TWD 6,714,800 (3,814)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BA plus or minus
a specified spread
(-0.40%) Monthly GSIN 09/20/2023 CAD (1,439,389) (11,942)
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and
pays the TIIE
plus or minus
a specified
spread (1.20%)
Increases in
total return of
reference entity
Monthly GSIN 09/20/2023 MXN 135,049 (185)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.36%) Monthly GSIN 09/20/2023 EUR (376,408) (13,255)
MSCI South
Africa Net Return
Index
Decreases in
total return
of reference
entity and pays
the JIBAR
plus or minus
a specified
spread (-0.05%)
Increases in
total return of
reference entity
Monthly GSIN 09/20/2023 ZAR 11,762,648 (12,622)
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly BANA 09/20/2023 ILS 737,398 (7,704)
(153,190)
$ 19,566

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 135 7/2023 USD $ 10,180,350 $ 69,848
HSCEI 2 7/2023 HKD 81,075 179
LME Aluminum Base Metal 1 7/2023 USD 52,921 (6,169)
LME Aluminum Base Metal 1 7/2023 USD 52,939 (6,808)
LME Aluminum Base Metal 2 7/2023 USD 105,525 (13,730)
LME Aluminum Base Metal 2 7/2023 USD 106,063 (13,914)
LME Aluminum Base Metal 3 7/2023 USD 158,695 (14,151)
LME Aluminum Base Metal 7 7/2023 USD 371,198 (54,370)
LME Aluminum Base Metal 9 7/2023 USD 475,875 (47,558)
LME Copper Base Metal 1 7/2023 USD 208,101 (13,252)
LME Copper Base Metal 1 7/2023 USD 208,125 (17,115)
LME Copper Base Metal 1 7/2023 USD 208,095 (12,483)
LME Copper Base Metal 2 7/2023 USD 416,115 (25,410)
LME Copper Base Metal 2 7/2023 USD 416,103 (28,333)
LME Copper Base Metal 2 7/2023 USD 416,138 (27,068)
LME Copper Base Metal 3 7/2023 USD 624,189 (19,431)
LME Copper Base Metal 8 7/2023 USD 1,664,548 (49,223)
LME Lead Base Metal 1 7/2023 USD 53,500 522
LME Lead Base Metal 1 7/2023 USD 52,928 (1,129)
LME Lead Base Metal 2 7/2023 USD 105,075 (1,538)
LME Lead Base Metal 3 7/2023 USD 159,173 (1,748)
LME Lead Base Metal 3 7/2023 USD 157,613 (3,121)
LME Lead Base Metal 3 7/2023 USD 157,613 (4,020)
LME Lead Base Metal 3 7/2023 USD 158,003 (930)
LME Lead Base Metal 3 7/2023 USD 159,563 2,655
LME Lead Base Metal 4 7/2023 USD 210,150 (461)
LME Lead Base Metal 4 7/2023 USD 213,050 4,295
LME Lead Base Metal 5 7/2023 USD 267,938 4,299
LME Nickel Base Metal 1 7/2023 USD 122,244 (19,089)
LME Nickel Base Metal 1 7/2023 USD 122,101 (12,332)
LME Nickel Base Metal 1 7/2023 USD 122,077 (14,756)
LME Nickel Base Metal 1 7/2023 USD 122,344 (27,497)
LME Nickel Base Metal 1 7/2023 USD 122,364 (28,328)
LME Nickel Base Metal 1 7/2023 USD 122,264 (22,624)
LME Nickel Base Metal 2 7/2023 USD 244,809 (38,644)
LME Nickel Base Metal 2 7/2023 USD 244,409 (35,271)
LME Nickel Base Metal 3 7/2023 USD 367,313 (61,905)
LME Zinc Base Metal 1 7/2023 USD 59,603 (9,599)
LME Zinc Base Metal 1 7/2023 USD 59,556 (10,841)
LME Zinc Base Metal 1 7/2023 USD 59,650 (11,641)
LME Zinc Base Metal 2 7/2023 USD 119,288 (17,856)
LME Zinc Base Metal 2 7/2023 USD 119,304 (18,784)
LME Zinc Base Metal 3 7/2023 USD 178,969 (32,440)
LME Zinc Base Metal 5 7/2023 USD 298,469 (29,739)
Natural Gas 20 7/2023 USD 559,600 8,096
RBOB Gasoline 20 7/2023 USD 2,137,716 51,263
SGX FTSE China A50 Index 31 7/2023 USD 382,633 2,097
SGX FTSE Taiwan Index 50 7/2023 USD 2,889,000 (6,093)
Feeder Cattle 8 8/2023 USD 990,300 83,705
Lean Hogs 5 8/2023 USD 185,200 1,902
LME Aluminum Base Metal 1 8/2023 USD 53,225 (5,413)
LME Aluminum Base Metal 1 8/2023 USD 53,303 (3,886)
LME Aluminum Base Metal 2 8/2023 USD 106,438 (11,489)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 3 8/2023 USD $ 160,452 $ (6,375)
LME Aluminum Base Metal 4 8/2023 USD 214,300 (8,614)
LME Aluminum Base Metal 13 8/2023 USD 693,713 (41,507)
LME Aluminum Base Metal 17 8/2023 USD 905,947 (81,486)
LME Aluminum Base Metal 21 8/2023 USD 1,122,560 (48,823)
LME Aluminum Base Metal 22 8/2023 USD 1,176,313 (43,217)
LME Aluminum Base Metal 22 8/2023 USD 1,175,719 (68,625)
LME Aluminum Base Metal 30 8/2023 USD 1,601,348 (110,630)
LME Aluminum Base Metal 34 8/2023 USD 1,815,175 (132,250)
LME Aluminum Base Metal 64 8/2023 USD 3,412,144 (160,225)
LME Copper Base Metal 1 8/2023 USD 207,928 8,784
LME Copper Base Metal 2 8/2023 USD 416,203 (10,065)
LME Copper Base Metal 3 8/2023 USD 624,288 (24,095)
LME Copper Base Metal 4 8/2023 USD 832,428 (22,683)
LME Copper Base Metal 4 8/2023 USD 832,400 1,257
LME Copper Base Metal 5 8/2023 USD 1,039,851 7,669
LME Copper Base Metal 5 8/2023 USD 1,039,734 33,746
LME Copper Base Metal 6 8/2023 USD 1,247,868 21,852
LME Copper Base Metal 6 8/2023 USD 1,247,727 24,154
LME Copper Base Metal 7 8/2023 USD 1,455,365 61,770
LME Copper Base Metal 7 8/2023 USD 1,455,452 42,933
LME Copper Base Metal 10 8/2023 USD 2,081,070 (66,756)
LME Copper Base Metal 22 8/2023 USD 4,578,354 19,977
LME Lead Base Metal 1 8/2023 USD 52,536 1,139
LME Lead Base Metal 1 8/2023 USD 52,536 521
LME Lead Base Metal 1 8/2023 USD 52,533 312
LME Lead Base Metal 1 8/2023 USD 52,535 312
LME Lead Base Metal 2 8/2023 USD 105,063 (1,046)
LME Lead Base Metal 2 8/2023 USD 105,050 2,800
LME Lead Base Metal 3 8/2023 USD 157,607 (4,241)
LME Lead Base Metal 3 8/2023 USD 157,586 4,428
LME Lead Base Metal 3 8/2023 USD 157,598 (1,998)
LME Lead Base Metal 3 8/2023 USD 157,605 (3,241)
LME Lead Base Metal 4 8/2023 USD 210,138 (1,825)
LME Lead Base Metal 5 8/2023 USD 262,650 5,762
LME Nickel Base Metal 1 8/2023 USD 122,694 (4,509)
LME Nickel Base Metal 1 8/2023 USD 122,705 (4,498)
LME Nickel Base Metal 1 8/2023 USD 122,532 (28,149)
LME Nickel Base Metal 1 8/2023 USD 122,624 (10,362)
LME Nickel Base Metal 1 8/2023 USD 122,763 (4,362)
LME Nickel Base Metal 2 8/2023 USD 245,040 (47,194)
LME Nickel Base Metal 2 8/2023 USD 245,202 (41,536)
LME Nickel Base Metal 2 8/2023 USD 245,572 (6,644)
LME Nickel Base Metal 2 8/2023 USD 245,711 (1,855)
LME Nickel Base Metal 3 8/2023 USD 368,324 (9,565)
LME Zinc Base Metal 1 8/2023 USD 59,716 (1,395)
LME Zinc Base Metal 2 8/2023 USD 119,463 (8,495)
LME Zinc Base Metal 2 8/2023 USD 119,425 (11,467)
LME Zinc Base Metal 3 8/2023 USD 179,185 (21,151)
LME Zinc Base Metal 4 8/2023 USD 238,914 12,302
LME Zinc Base Metal 7 8/2023 USD 418,119 (33,317)
LME Zinc Base Metal 7 8/2023 USD 418,066 (17,681)
LME Zinc Base Metal 7 8/2023 USD 418,250 20,404
LME Zinc Base Metal 8 8/2023 USD 477,700 (53,770)
Low Sulphur Gasoil 29 8/2023 USD 2,037,250 37,254
Australia 10 Year Bond 274 9/2023 AUD 21,253,427 (71,282)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Cocoa 3 9/2023 GBP $ 99,555 $ 10,800
Coffee 'C' 18 9/2023 USD 1,073,250 (141,725)
Copper 11 9/2023 USD 1,033,863 (21,951)
FTSE 100 Index 133 9/2023 GBP 12,738,348 (102,273)
FTSE/JSE Top 40 Index 30 9/2023 ZAR 1,132,130 1,970
FTSE/MIB Index 87 9/2023 EUR 13,463,122 319,362
Japan 10 Year Bond 12 9/2023 JPY 12,364,670 55,398
KOSPI 200 Index 50 9/2023 KRW 3,230,183 (35,905)
LME Aluminum Base Metal 1 9/2023 USD 53,775 (1,390)
LME Aluminum Base Metal 1 9/2023 USD 53,646 (2,156)
LME Aluminum Base Metal 2 9/2023 USD 107,575 (400)
LME Aluminum Base Metal 2 9/2023 USD 107,417 (4,333)
LME Aluminum Base Metal 5 9/2023 USD 268,281 (13,234)
LME Aluminum Base Metal 6 9/2023 USD 321,912 (10,506)
LME Aluminum Base Metal 8 9/2023 USD 429,200 (18,890)
LME Aluminum Base Metal 13 9/2023 USD 697,369 (30,070)
LME Aluminum Base Metal 15 9/2023 USD 804,750 (37,451)
LME Aluminum Base Metal 16 9/2023 USD 859,000 (49,528)
LME Aluminum Base Metal 16 9/2023 USD 859,168 (27,279)
LME Aluminum Base Metal 16 9/2023 USD 858,468 (30,254)
LME Aluminum Base Metal 29 9/2023 USD 1,555,850 (80,077)
LME Aluminum Base Metal 30 9/2023 USD 1,607,813 (90,202)
LME Copper Base Metal 1 9/2023 USD 207,875 (2,436)
LME Copper Base Metal 3 9/2023 USD 623,840 649
LME Copper Base Metal 5 9/2023 USD 1,039,688 6,546
LME Copper Base Metal 5 9/2023 USD 1,039,250 (28,462)
LME Copper Base Metal 5 9/2023 USD 1,040,048 (14,730)
LME Copper Base Metal 6 9/2023 USD 1,247,643 2,935
LME Copper Base Metal 6 9/2023 USD 1,247,663 (6,703)
LME Copper Base Metal 7 9/2023 USD 1,456,000 (24,454)
LME Copper Base Metal 8 9/2023 USD 1,663,400 7,896
LME Copper Base Metal 10 9/2023 USD 2,079,750 (56,723)
LME Copper Base Metal 57 9/2023 USD 11,851,725 (75,863)
LME Lead Base Metal 1 9/2023 USD 52,619 866
LME Lead Base Metal 2 9/2023 USD 105,153 3,197
LME Lead Base Metal 2 9/2023 USD 105,238 1,082
LME Lead Base Metal 2 9/2023 USD 105,238 (518)
LME Lead Base Metal 3 9/2023 USD 157,677 5,044
LME Lead Base Metal 3 9/2023 USD 157,856 2,336
LME Lead Base Metal 3 9/2023 USD 157,703 5,545
LME Lead Base Metal 4 9/2023 USD 210,339 5,879
LME Lead Base Metal 5 9/2023 USD 262,625 10,712
LME Lead Base Metal 5 9/2023 USD 262,491 2,129
LME Lead Base Metal 16 9/2023 USD 841,000 25,450
LME Nickel Base Metal 1 9/2023 USD 122,913 (3,480)
LME Nickel Base Metal 1 9/2023 USD 122,937 (3,771)
LME Nickel Base Metal 1 9/2023 USD 122,925 (3,344)
LME Nickel Base Metal 1 9/2023 USD 123,035 (6,251)
LME Nickel Base Metal 3 9/2023 USD 369,184 (10,144)
LME Nickel Base Metal 4 9/2023 USD 491,793 (21,019)
LME Nickel Base Metal 4 9/2023 USD 492,338 (1,552)
LME Nickel Base Metal 4 9/2023 USD 492,384 10,560
LME Nickel Base Metal 5 9/2023 USD 615,364 (5,891)
LME Nickel Base Metal 8 9/2023 USD 982,937 (33,156)
LME Nickel Base Metal 10 9/2023 USD 1,230,540 (50,892)
LME Zinc Base Metal 2 9/2023 USD 119,550 544

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 3 9/2023 USD $ 179,325 $ (2,034)
LME Zinc Base Metal 3 9/2023 USD 179,094 2,193
LME Zinc Base Metal 3 9/2023 USD 179,100 2,524
LME Zinc Base Metal 3 9/2023 USD 179,081 (3,703)
LME Zinc Base Metal 4 9/2023 USD 238,850 1,438
LME Zinc Base Metal 6 9/2023 USD 358,650 7,632
LME Zinc Base Metal 6 9/2023 USD 358,629 14,461
LME Zinc Base Metal 7 9/2023 USD 418,374 18,154
LME Zinc Base Metal 8 9/2023 USD 478,200 137
LME Zinc Base Metal 12 9/2023 USD 716,349 2,605
LME Zinc Base Metal 18 9/2023 USD 1,075,563 41,454
LME Zinc Base Metal 32 9/2023 USD 1,911,400 24,607
Long Gilt 133 9/2023 GBP 16,107,258 (102,200)
MEX BOLSA Index 12 9/2023 MXN 383,724 (5,699)
MSCI Emerging Markets E-Mini Index 5 9/2023 USD 249,475 (5,177)
Nikkei 225 Index 8 9/2023 JPY 1,839,010 39,292
S&P Midcap 400 E-Mini Index 174 9/2023 USD 46,007,339 1,118,081
Silver 18 9/2023 USD 2,071,800 17,010
SPI 200 Index 12 9/2023 AUD 1,431,090 (1,502)
TOPIX Index 63 9/2023 JPY 9,989,535 151,164
U.S. Treasury 10 Year Note 2 9/2023 USD 224,625 (25)
Wheat 16 9/2023 USD 520,800 (19,460)
Soybean 65 11/2023 USD 4,365,563 (16,955)
Soybean Meal 91 12/2023 USD 3,615,430 249,052
(493,950)
Short Contracts
CAC 40 10 Euro Index (44) 7/2023 EUR (3,557,989) (35,811)
FTSE Bursa Malaysia KLCI Index (4) 7/2023 MYR (58,939) 491
Hang Seng Index (3) 7/2023 HKD (360,011) 4,230
IBEX 35 Index (2) 7/2023 EUR (208,419) (8,027)
LME Aluminum Base Metal (1) 7/2023 USD (52,921) 5,842
LME Aluminum Base Metal (1) 7/2023 USD (52,939) 6,658
LME Aluminum Base Metal (2) 7/2023 USD (106,063) 13,832
LME Aluminum Base Metal (2) 7/2023 USD (105,525) 13,979
LME Aluminum Base Metal (3) 7/2023 USD (158,695) 14,123
LME Aluminum Base Metal (7) 7/2023 USD (371,198) 54,032
LME Aluminum Base Metal (9) 7/2023 USD (475,875) 45,205
LME Copper Base Metal (1) 7/2023 USD (208,101) 12,721
LME Copper Base Metal (1) 7/2023 USD (208,095) 12,978
LME Copper Base Metal (1) 7/2023 USD (208,125) 16,459
LME Copper Base Metal (2) 7/2023 USD (416,103) 31,992
LME Copper Base Metal (2) 7/2023 USD (416,138) 28,364
LME Copper Base Metal (2) 7/2023 USD (416,115) 26,830
LME Copper Base Metal (3) 7/2023 USD (624,189) 18,551
LME Copper Base Metal (8) 7/2023 USD (1,664,548) 47,963
LME Lead Base Metal (1) 7/2023 USD (53,500) (625)
LME Lead Base Metal (1) 7/2023 USD (52,928) 745
LME Lead Base Metal (2) 7/2023 USD (105,075) 1,245
LME Lead Base Metal (3) 7/2023 USD (159,173) 1,111
LME Lead Base Metal (3) 7/2023 USD (159,563) (1,344)
LME Lead Base Metal (3) 7/2023 USD (157,613) 4,120
LME Lead Base Metal (3) 7/2023 USD (157,613) 3,330
LME Lead Base Metal (3) 7/2023 USD (158,003) 1,616
LME Lead Base Metal (4) 7/2023 USD (213,050) (3,710)
LME Lead Base Metal (4) 7/2023 USD (210,150) 659
LME Lead Base Metal (5) 7/2023 USD (267,938) (4,081)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (1) 7/2023 USD $ (122,077) $ 14,991
LME Nickel Base Metal (1) 7/2023 USD (122,364) 30,825
LME Nickel Base Metal (1) 7/2023 USD (122,344) 26,453
LME Nickel Base Metal (1) 7/2023 USD (122,101) 13,838
LME Nickel Base Metal (1) 7/2023 USD (122,244) 18,393
LME Nickel Base Metal (1) 7/2023 USD (122,264) 22,033
LME Nickel Base Metal (2) 7/2023 USD (244,409) 35,425
LME Nickel Base Metal (2) 7/2023 USD (244,809) 38,325
LME Nickel Base Metal (3) 7/2023 USD (367,313) 60,983
LME Zinc Base Metal (1) 7/2023 USD (59,556) 10,441
LME Zinc Base Metal (1) 7/2023 USD (59,650) 11,614
LME Zinc Base Metal (1) 7/2023 USD (59,603) 9,995
LME Zinc Base Metal (2) 7/2023 USD (119,288) 19,050
LME Zinc Base Metal (2) 7/2023 USD (119,304) 17,725
LME Zinc Base Metal (3) 7/2023 USD (178,969) 34,397
LME Zinc Base Metal (5) 7/2023 USD (298,469) 30,422
MSCI Singapore Index (141) 7/2023 SGD (3,012,045) (3,803)
OMXS30 Index (208) 7/2023 SEK (4,466,985) (31,983)
SGX NIFTY 50 Index (92) 7/2023 USD (3,547,336) (65,704)
WTI Crude Oil (242) 7/2023 USD (17,094,880) 277,620
100 oz Gold (27) 8/2023 USD (5,209,380) 82,554
Live Cattle (22) 8/2023 USD (1,559,140) (58,797)
LME Aluminum Base Metal (1) 8/2023 USD (53,225) 5,497
LME Aluminum Base Metal (1) 8/2023 USD (53,303) 4,294
LME Aluminum Base Metal (2) 8/2023 USD (106,438) 10,707
LME Aluminum Base Metal (3) 8/2023 USD (160,452) 6,370
LME Aluminum Base Metal (4) 8/2023 USD (214,300) 8,688
LME Aluminum Base Metal (13) 8/2023 USD (693,713) 40,749
LME Aluminum Base Metal (17) 8/2023 USD (905,947) 80,897
LME Aluminum Base Metal (21) 8/2023 USD (1,122,560) 56,874
LME Aluminum Base Metal (22) 8/2023 USD (1,175,719) 64,558
LME Aluminum Base Metal (22) 8/2023 USD (1,176,313) 38,288
LME Aluminum Base Metal (30) 8/2023 USD (1,601,348) 98,316
LME Aluminum Base Metal (34) 8/2023 USD (1,815,175) 141,400
LME Aluminum Base Metal (64) 8/2023 USD (3,412,144) 148,392
LME Copper Base Metal (1) 8/2023 USD (207,928) (8,768)
LME Copper Base Metal (2) 8/2023 USD (416,203) 8,695
LME Copper Base Metal (3) 8/2023 USD (624,288) 20,719
LME Copper Base Metal (4) 8/2023 USD (832,428) 20,358
LME Copper Base Metal (4) 8/2023 USD (832,400) (1,950)
LME Copper Base Metal (5) 8/2023 USD (1,039,734) (33,458)
LME Copper Base Metal (5) 8/2023 USD (1,039,851) (11,277)
LME Copper Base Metal (6) 8/2023 USD (1,247,727) (23,824)
LME Copper Base Metal (6) 8/2023 USD (1,247,868) (13,930)
LME Copper Base Metal (7) 8/2023 USD (1,455,452) (42,596)
LME Copper Base Metal (7) 8/2023 USD (1,455,365) (63,821)
LME Copper Base Metal (10) 8/2023 USD (2,081,070) 70,018
LME Copper Base Metal (22) 8/2023 USD (4,578,354) (32,047)
LME Lead Base Metal (1) 8/2023 USD (52,533) (265)
LME Lead Base Metal (1) 8/2023 USD (52,535) (338)
LME Lead Base Metal (1) 8/2023 USD (52,536) (1,616)
LME Lead Base Metal (1) 8/2023 USD (52,536) (389)
LME Lead Base Metal (2) 8/2023 USD (105,050) (3,567)
LME Lead Base Metal (2) 8/2023 USD (105,063) 1,132
LME Lead Base Metal (3) 8/2023 USD (157,607) 3,035
LME Lead Base Metal (3) 8/2023 USD (157,586) (4,438)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (3) 8/2023 USD $ (157,605) $ 3,637
LME Lead Base Metal (3) 8/2023 USD (157,598) 1,620
LME Lead Base Metal (4) 8/2023 USD (210,138) 2,590
LME Lead Base Metal (5) 8/2023 USD (262,650) (5,612)
LME Nickel Base Metal (1) 8/2023 USD (122,705) 5,272
LME Nickel Base Metal (1) 8/2023 USD (122,763) 3,463
LME Nickel Base Metal (1) 8/2023 USD (122,624) 11,023
LME Nickel Base Metal (1) 8/2023 USD (122,532) 29,265
LME Nickel Base Metal (1) 8/2023 USD (122,694) 4,017
LME Nickel Base Metal (2) 8/2023 USD (245,202) 42,552
LME Nickel Base Metal (2) 8/2023 USD (245,040) 42,534
LME Nickel Base Metal (2) 8/2023 USD (245,711) 1,430
LME Nickel Base Metal (2) 8/2023 USD (245,572) 10,245
LME Nickel Base Metal (3) 8/2023 USD (368,323) 8,955
LME Zinc Base Metal (1) 8/2023 USD (59,716) 1,656
LME Zinc Base Metal (2) 8/2023 USD (119,463) 9,007
LME Zinc Base Metal (2) 8/2023 USD (119,425) 11,088
LME Zinc Base Metal (3) 8/2023 USD (179,185) 20,456
LME Zinc Base Metal (4) 8/2023 USD (238,914) (13,246)
LME Zinc Base Metal (7) 8/2023 USD (418,250) (19,856)
LME Zinc Base Metal (7) 8/2023 USD (418,119) 36,511
LME Zinc Base Metal (7) 8/2023 USD (418,066) 19,638
LME Zinc Base Metal (8) 8/2023 USD (477,700) 52,576
Australia 3 Year Bond (54) 9/2023 AUD (3,800,789) 12,469
Canada 10 Year Bond (66) 9/2023 CAD (6,105,529) (51,079)
Corn (200) 9/2023 USD (4,885,000) 1,053,142
DAX Index (29) 9/2023 EUR (12,873,105) 34,120
DJIA CBOT E-Mini Index (8) 9/2023 USD (1,385,720) (18,392)
Euro STOXX 50 Index (89) 9/2023 EUR (4,299,361) (66,767)
Euro-Bobl (17) 9/2023 EUR (2,146,838) 19,733
Euro-BTP (7) 9/2023 EUR (887,658) (7,530)
Euro-Bund (129) 9/2023 EUR (18,830,107) 124,254
Euro-Buxl (22) 9/2023 EUR (3,354,174) (54,894)
Euro-OAT (8) 9/2023 EUR (1,121,055) 3,544
Euro-Schatz (868) 9/2023 EUR (99,309,895) 177,999
KC HRW Wheat (54) 9/2023 USD (2,160,000) 101,722
LME Aluminum Base Metal (1) 9/2023 USD (53,646) 2,051
LME Aluminum Base Metal (1) 9/2023 USD (53,775) 787
LME Aluminum Base Metal (2) 9/2023 USD (107,575) 22
LME Aluminum Base Metal (2) 9/2023 USD (107,417) 4,060
LME Aluminum Base Metal (5) 9/2023 USD (268,281) 13,462
LME Aluminum Base Metal (6) 9/2023 USD (321,912) 10,863
LME Aluminum Base Metal (8) 9/2023 USD (429,200) 17,501
LME Aluminum Base Metal (13) 9/2023 USD (697,369) 30,149
LME Aluminum Base Metal (15) 9/2023 USD (804,750) 37,999
LME Aluminum Base Metal (16) 9/2023 USD (858,468) 28,824
LME Aluminum Base Metal (16) 9/2023 USD (859,168) 24,951
LME Aluminum Base Metal (29) 9/2023 USD (1,555,850) 79,995
LME Aluminum Base Metal (30) 9/2023 USD (1,607,813) 93,169
LME Aluminum Base Metal (146) 9/2023 USD (7,838,375) 346,582
LME Copper Base Metal (1) 9/2023 USD (207,875) 2,647
LME Copper Base Metal (3) 9/2023 USD (623,840) 64
LME Copper Base Metal (5) 9/2023 USD (1,039,688) (10,276)
LME Copper Base Metal (5) 9/2023 USD (1,040,048) 13,609
LME Copper Base Metal (5) 9/2023 USD (1,039,250) 30,112
LME Copper Base Metal (5) 9/2023 USD (1,039,625) (31,176)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (6) 9/2023 USD $ (1,247,663) $ 247
LME Copper Base Metal (6) 9/2023 USD (1,247,643) (10,034)
LME Copper Base Metal (7) 9/2023 USD (1,456,000) 16,782
LME Copper Base Metal (8) 9/2023 USD (1,663,400) (11,484)
LME Copper Base Metal (10) 9/2023 USD (2,079,750) 52,299
LME Lead Base Metal (1) 9/2023 USD (52,619) (751)
LME Lead Base Metal (2) 9/2023 USD (105,238) 902
LME Lead Base Metal (2) 9/2023 USD (105,153) (3,178)
LME Lead Base Metal (2) 9/2023 USD (105,238) (112)
LME Lead Base Metal (3) 9/2023 USD (157,703) (5,622)
LME Lead Base Metal (3) 9/2023 USD (157,856) (2,496)
LME Lead Base Metal (3) 9/2023 USD (157,677) (5,481)
LME Lead Base Metal (4) 9/2023 USD (210,339) (5,851)
LME Lead Base Metal (5) 9/2023 USD (262,491) (1,192)
LME Lead Base Metal (5) 9/2023 USD (262,625) (11,597)
LME Lead Base Metal (16) 9/2023 USD (841,000) (15,935)
LME Nickel Base Metal (1) 9/2023 USD (122,937) 2,520
LME Nickel Base Metal (1) 9/2023 USD (123,035) 9,563
LME Nickel Base Metal (1) 9/2023 USD (122,913) 2,623
LME Nickel Base Metal (1) 9/2023 USD (122,925) 3,792
LME Nickel Base Metal (3) 9/2023 USD (369,184) 5,676
LME Nickel Base Metal (4) 9/2023 USD (492,338) (8,110)
LME Nickel Base Metal (4) 9/2023 USD (492,384) (8,186)
LME Nickel Base Metal (4) 9/2023 USD (491,793) 20,296
LME Nickel Base Metal (5) 9/2023 USD (615,364) 5,115
LME Nickel Base Metal (8) 9/2023 USD (982,937) 30,494
LME Nickel Base Metal (25) 9/2023 USD (3,076,350) 44,000
LME Zinc Base Metal (2) 9/2023 USD (119,550) (454)
LME Zinc Base Metal (3) 9/2023 USD (179,094) (1,103)
LME Zinc Base Metal (3) 9/2023 USD (179,325) 4,570
LME Zinc Base Metal (3) 9/2023 USD (179,100) (709)
LME Zinc Base Metal (3) 9/2023 USD (179,081) 5,019
LME Zinc Base Metal (4) 9/2023 USD (238,850) (1,078)
LME Zinc Base Metal (6) 9/2023 USD (358,650) (1,753)
LME Zinc Base Metal (6) 9/2023 USD (358,629) (13,573)
LME Zinc Base Metal (7) 9/2023 USD (418,374) (18,347)
LME Zinc Base Metal (8) 9/2023 USD (478,200) (3,174)
LME Zinc Base Metal (12) 9/2023 USD (716,349) (7,034)
LME Zinc Base Metal (18) 9/2023 USD (1,075,563) (41,264)
LME Zinc Base Metal (46) 9/2023 USD (2,747,638) (68,797)
MSCI EAFE E-Mini Index (5) 9/2023 USD (538,875) (3,304)
NASDAQ 100 E-Mini Index (6) 9/2023 USD (1,840,440) (78,654)
Russell 2000 E-Mini Index (185) 9/2023 USD (17,609,225) (113,276)
S&P 500 E-Mini Index (328) 9/2023 USD (73,607,301) (2,132,383)
S&P/TSX 60 Index (24) 9/2023 CAD (4,415,384) (70,821)
SET50 Index (393) 9/2023 THB (2,027,572) (27,284)
Sugar No. 11 (37) 9/2023 USD (944,418) 102,111
U.S. Treasury 2 Year Note (24) 9/2023 USD (4,881,375) 36,299
U.S. Treasury 5 Year Note (24) 9/2023 USD (2,571,375) 27,596
U.S. Treasury Long Bond (10) 9/2023 USD (1,271,250) (2,778)
U.S. Treasury Ultra Bond (8) 9/2023 USD (1,093,000) (11,218)
Aluminum (5) 10/2023 USD (269,063) 12,791
Cotton No. 2 (21) 12/2023 USD (843,885) 3,401
Soybean Oil (10) 12/2023 USD (353,820) (17,934)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Platinum (2) 6/2024 JPY $ (28,629) $ 198
1,478,842
$ 984,892
Forward foreign currency exchange contracts outstanding as of June 30, 2023:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 28,254,126 USD 18,597,430 CITI 9/20/2023 $ 265,652
AUD 28,254,117 USD 18,597,331 JPMC 9/20/2023 265,745
BRL 7,933,637 USD 1,590,227 CITI
**
9/20/2023 43,455
BRL 7,933,633 USD 1,590,218 JPMC
**
9/20/2023 43,464
CAD 8,978,772 USD 6,719,045 CITI 9/20/2023 66,998
CAD 8,978,764 USD 6,719,006 JPMC 9/20/2023 67,032
CLP 613,949,054 USD 751,383 CITI
**
9/20/2023 7,147
CLP 613,949,051 USD 751,379 JPMC
**
9/20/2023 7,151
COP 14,236,272,503 USD 3,231,194 CITI
**
9/20/2023 108,877
COP 14,236,272,497 USD 3,231,178 JPMC
**
9/20/2023 108,894
EUR 24,182,750 USD 26,057,237 CITI 9/20/2023 434,577
EUR 24,182,726 USD 26,057,081 JPMC 9/20/2023 434,708
GBP 6,708,592 USD 8,358,642 CITI 9/20/2023 163,043
GBP 6,708,561 USD 8,358,561 JPMC 9/20/2023 163,083
HUF 1,294,504,570 USD 3,624,337 CITI 9/20/2023 95,146
HUF 1,294,504,568 USD 3,624,319 JPMC 9/20/2023 95,164
INR 308,838,508 USD 3,723,912 CITI
**
9/20/2023 29,185
INR 308,838,492 USD 3,723,893 JPMC
**
9/20/2023 29,204
KRW 218,750,000 USD 166,284 CITI
**
9/20/2023 435
KRW 218,750,000 USD 166,285 JPMC
**
9/20/2023 434
MXN 69,822,003 USD 3,875,092 CITI 9/20/2023 143,641
MXN 69,821,997 USD 3,875,073 JPMC 9/20/2023 143,661
NOK 106,652,587 USD 9,778,650 CITI 9/20/2023 184,876
NOK 106,652,578 USD 9,778,601 JPMC 9/20/2023 184,925
NZD 2,382,507 USD 1,448,163 CITI 9/20/2023 13,498
NZD 2,382,499 USD 1,448,151 JPMC 9/20/2023 13,504
PLN 3,133,000 USD 749,243 CITI 9/20/2023 18,338
PLN 3,133,000 USD 749,239 JPMC 9/20/2023 18,342
SEK 69,120,275 USD 6,383,248 CITI 9/20/2023 49,618
SEK 69,120,271 USD 6,383,215 JPMC 9/20/2023 49,650
USD 6,329,164 AUD 9,305,086 CITI 9/20/2023 116,882
USD 6,329,195 AUD 9,305,085 JPMC 9/20/2023 116,914
USD 745,420 CLP 600,000,003 CITI
**
9/20/2023 4,123
USD 745,423 CLP 599,999,997 JPMC
**
9/20/2023 4,126
USD 6,470,241 CNY 45,528,390 CITI
**
9/20/2023 166,141
USD 6,470,274 CNY 45,528,392 JPMC
**
9/20/2023 166,173
USD 2,691,366 COP 11,400,000,000 CITI
**
9/20/2023 16,732
USD 2,691,380 COP 11,400,000,000 JPMC
**
9/20/2023 16,746
USD 4,638,204 EUR 4,207,000 CITI 9/20/2023 29,504
USD 4,638,227 EUR 4,207,000 JPMC 9/20/2023 29,526
USD 636 GBP 500 CITI 9/20/2023 –
USD 636 GBP 500 JPMC 9/20/2023 1
USD 2,047,089 IDR 30,500,000,004 CITI
**
9/20/2023 21,828
USD 2,047,100 IDR 30,499,999,996 JPMC
**
9/20/2023 21,839

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,585,766 ILS 5,823,242 CITI 9/20/2023 $ 10,080
USD 1,585,773 ILS 5,823,240 JPMC 9/20/2023 10,089
USD 15,905,193 JPY 2,192,238,503 CITI 9/20/2023 525,267
USD 15,905,273 JPY 2,192,238,497 JPMC 9/20/2023 525,348
USD 1,607,256 KRW 2,090,124,542 CITI
**
9/20/2023 14,280
USD 1,607,264 KRW 2,090,124,536 JPMC
**
9/20/2023 14,288
USD 749,070 MXN 13,000,000 CITI 9/20/2023 831
USD 749,074 MXN 13,000,000 JPMC 9/20/2023 835
USD 47 NOK 500 CITI 9/20/2023 –
USD 47 NOK 500 JPMC 9/20/2023 –
USD 1,656,760 PLN 6,738,500 CITI 9/20/2023 5,837
USD 1,656,769 PLN 6,738,500 JPMC 9/20/2023 5,846
USD 1,456,409 SEK 15,575,000 CITI 9/20/2023 6,879
USD 1,456,416 SEK 15,575,000 JPMC 9/20/2023 6,886
USD 2,973,126 SGD 3,996,500 CITI 9/20/2023 9,220
USD 2,973,141 SGD 3,996,500 JPMC 9/20/2023 9,234
USD 818,215 TWD 25,000,000 CITI
**
9/20/2023 13,637
USD 818,220 TWD 25,000,000 JPMC
**
9/20/2023 13,641
ZAR 50,589,211 USD 2,625,006 CITI 9/20/2023 41,597
ZAR 50,589,204 USD 2,624,992 JPMC 9/20/2023 41,610
Total unrealized appreciation 5,215,387
AUD 6,407,002 USD 4,338,532 CITI 9/20/2023 (61,075)
AUD 6,406,998 USD 4,338,507 JPMC 9/20/2023 (61,054)
BRL 6,404,500 USD 1,322,449 CITI
**
9/20/2023 (3,643)
BRL 6,404,500 USD 1,322,442 JPMC
**
9/20/2023 (3,638)
CAD 3,894,500 USD 2,960,701 CITI 9/20/2023 (17,287)
CAD 3,894,500 USD 2,960,686 JPMC 9/20/2023 (17,273)
CLP 1,741,847,162 USD 2,166,395 CITI
**
9/20/2023 (14,353)
CLP 1,741,847,158 USD 2,166,384 JPMC
**
9/20/2023 (14,343)
CNY 20,642,335 USD 2,908,499 CITI
**
9/20/2023 (50,253)
CNY 20,642,328 USD 2,908,484 JPMC
**
9/20/2023 (50,239)
COP 6,700,000,000 USD 1,583,654 CITI
**
9/20/2023 (11,720)
COP 6,700,000,000 USD 1,583,646 JPMC
**
9/20/2023 (11,713)
EUR 30,500 USD 33,665 CITI 9/20/2023 (253)
EUR 30,500 USD 33,665 JPMC 9/20/2023 (253)
GBP 1,711,500 USD 2,187,437 CITI 9/20/2023 (13,380)
GBP 1,711,500 USD 2,187,426 JPMC 9/20/2023 (13,368)
HUF 120,000,000 USD 346,354 CITI 9/20/2023 (1,560)
HUF 120,000,000 USD 346,352 JPMC 9/20/2023 (1,558)
IDR 62,591,938,007 USD 4,187,427 CITI
**
9/20/2023 (31,198)
IDR 62,591,937,993 USD 4,187,406 JPMC
**
9/20/2023 (31,177)
INR 35,000,000 USD 425,568 CITI
**
9/20/2023 (238)
INR 35,000,000 USD 425,566 JPMC
**
9/20/2023 (236)
JPY 1,631,956,002 USD 11,900,512 CITI 9/20/2023 (451,319)
JPY 1,631,955,988 USD 11,900,452 JPMC 9/20/2023 (451,260)
KRW 3,331,250,000 USD 2,597,731 CITI
**
9/20/2023 (58,838)
KRW 3,331,250,000 USD 2,597,718 JPMC
**
9/20/2023 (58,825)
MXN 4,500,000 USD 259,331 CITI 9/20/2023 (325)
MXN 4,500,000 USD 259,329 JPMC 9/20/2023 (324)
NOK 34,400,355 USD 3,251,353 CITI 9/20/2023 (37,658)
NOK 34,400,353 USD 3,251,337 JPMC 9/20/2023 (37,642)
NZD 9,103,000 USD 5,650,272 CITI 9/20/2023 (65,612)
NZD 9,103,000 USD 5,650,244 JPMC 9/20/2023 (65,582)
SEK 20,831,758 USD 1,943,706 CITI 9/20/2023 (4,942)
SEK 20,831,757 USD 1,943,696 JPMC 9/20/2023 (4,932)
SGD 1,465,000 USD 1,088,893 CITI 9/20/2023 (2,412)
SGD 1,465,000 USD 1,088,888 JPMC 9/20/2023 (2,406)
TWD 54,507,501 USD 1,792,914 CITI
**
9/20/2023 (38,691)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
TWD 54,507,499 USD 1,792,905 JPMC
**
9/20/2023 $ (38,682)
USD 3,683,391 AUD 5,575,645 CITI 9/20/2023 (39,033)
USD 3,683,401 AUD 5,575,632 JPMC 9/20/2023 (39,015)
USD 1,406,331 BRL 7,085,487 CITI
**
9/20/2023 (52,701)
USD 1,406,337 BRL 7,085,483 JPMC
**
9/20/2023 (52,694)
USD 12,023,467 CAD 16,242,813 CITI 9/20/2023 (252,647)
USD 12,021,115 CAD 16,242,807 JPMC 9/20/2023 (254,995)
USD 15,684,041 CHF 14,072,926 CITI 9/20/2023 (169,544)
USD 15,684,102 CHF 14,072,910 JPMC 9/20/2023 (169,465)
USD 184,975 CLP 150,000,000 CITI
**
9/20/2023 (349)
USD 184,975 CLP 150,000,000 JPMC
**
9/20/2023 (348)
USD 67,196 COP 300,000,000 CITI
**
9/20/2023 (3,189)
USD 67,234 COP 300,000,000 JPMC
**
9/20/2023 (3,151)
USD 7,201,685 CZK 159,420,998 CITI 9/20/2023 (91,189)
USD 7,201,720 CZK 159,420,991 JPMC 9/20/2023 (91,153)
USD 12,563,956 EUR 11,647,122 CITI 9/20/2023 (195,279)
USD 12,564,002 EUR 11,647,106 JPMC 9/20/2023 (195,215)
USD 4,256,149 GBP 3,402,701 CITI 9/20/2023 (66,179)
USD 4,256,142 GBP 3,402,678 JPMC 9/20/2023 (66,159)
USD 1,988,062 HUF 702,574,000 CITI 9/20/2023 (30,635)
USD 1,988,072 HUF 702,574,000 JPMC 9/20/2023 (30,625)
USD 640,759 ILS 2,377,259 CITI 9/20/2023 (2,492)
USD 640,762 ILS 2,377,259 JPMC 9/20/2023 (2,490)
USD 542,619 INR 45,000,000 CITI
**
9/20/2023 (4,234)
USD 542,622 INR 45,000,000 JPMC
**
9/20/2023 (4,231)
USD 1,780,011 JPY 255,000,000 CITI 9/20/2023 (8,973)
USD 1,780,020 JPY 255,000,000 JPMC 9/20/2023 (8,965)
USD 3,116,718 KRW 4,098,695,964 CITI
**
9/20/2023 (7,078)
USD 3,116,734 KRW 4,098,695,958 JPMC
**
9/20/2023 (7,063)
USD 5,023,045 MXN 89,598,267 CITI 9/20/2023 (133,948)
USD 5,023,070 MXN 89,598,262 JPMC 9/20/2023 (133,923)
USD 7,562,317 NOK 83,181,502 CITI 9/20/2023 (208,532)
USD 7,562,354 NOK 83,181,498 JPMC 9/20/2023 (208,494)
USD 17,827,230 NZD 29,410,293 CITI 9/20/2023 (215,890)
USD 17,827,309 NZD 29,410,277 JPMC 9/20/2023 (215,800)
USD 1,680,021 PHP 94,591,502 CITI
**
9/20/2023 (27,822)
USD 1,680,029 PHP 94,591,498 JPMC
**
9/20/2023 (27,814)
USD 587,132 PLN 2,457,000 CITI 9/20/2023 (14,829)
USD 587,135 PLN 2,457,000 JPMC 9/20/2023 (14,826)
USD 3,835,948 SEK 41,507,000 CITI 9/20/2023 (27,013)
USD 3,835,967 SEK 41,507,000 JPMC 9/20/2023 (26,994)
USD 4,800,485 ZAR 93,882,222 CITI 9/20/2023 (148,130)
USD 4,800,507 ZAR 93,882,193 JPMC 9/20/2023 (148,106)
ZAR 38,000,000 USD 2,025,338 CITI 9/20/2023 (22,325)
ZAR 38,000,000 USD 2,025,328 JPMC 9/20/2023 (22,315)
Total unrealized depreciation (5,175,114)
Net unrealized appreciation $ 40,273
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
Collateral pledged to, or (received from), each counterparty at June 30, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 8,223,867 $ 8,223,867
CITG
Cash – 1,043,833 1,043,833
CITI
Investment Companies 963,351 – 963,351
GSCO
Cash – 2,968,253 2,968,253
GSIN
Cash (130,363) – (130,363)
U.S. Treasury Bills 1,671,312 – 1,671,312
JPMC
Investment Companies 1,637,672 – 1,637,672
JPMS
Cash – 4,770,095 4,770,095
MSCL
Cash – 1,244,003 1,244,003
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 1,049,116 $ 1,049,116
GSIN
Cash 31,781 – 31,781
JPPC
Cash – 1,058,940 1,058,940
MSCL
Cash – 2,481,705 2,481,705

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
(a) Represents 7-day effective yield as of June 30, 2023.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) For the period ended June 30, 2023, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for swap contracts.
(f) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 91.5%
INVESTMENT COMPANIES - 18.9%
BlackRock Liquidity Funds
Treasury Trust Fund Portfolio,
5.02% (1)(a)(b) 28,444,604 28,444,604
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 5.02%
(1)(a)(b) 22,574,394 22,574,394
Limited Purpose Cash Investment
Fund, 5.10% (1)(a)(c) 226,629,890 226,539,239
TOTAL INVESTMENT COMPANIES
(Cost $277,481,762) 277,558,237
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 72.6%
U.S. Treasury Bills
4.75%, 7/6/2023 (d) $ 9,888,000 9,883,923
4.80%, 7/20/2023 (d) 16,164,000 16,125,778
4.80%, 7/27/2023 (d) 2,353,000 2,345,131
4.79%, 8/3/2023 (d) 117,757,000 117,238,456
4.85%, 8/10/2023 (d) 679,000 675,321
4.96%, 8/17/2023 (d) 3,108,000 3,087,946
5.04%, 8/24/2023 (d) 6,041,000 5,995,800
5.07%, 8/31/2023 (d) 16,236,000 16,098,651
5.10%, 9/7/2023 (d) 100,523,000 99,576,659
4.81%, 9/14/2023 (d) 99,457,000 98,416,147
4.73%, 9/21/2023 (d) 49,164,000 48,600,089
4.76%, 9/28/2023 (d)(e) 109,822,000 108,452,520
4.80%, 10/5/2023 (d)(e) 124,790,000 123,104,182
4.91%, 10/12/2023 (d)(e) 5,400,000 5,321,428
4.99%, 10/19/2023 (d) 65,453,000 64,431,688
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 72.6% (continued)
4.96%, 10/26/2023 (d) $ 144,363,000 141,964,970
5.02%, 11/2/2023 (d)(e) 104,873,000 103,023,794
5.01%, 11/9/2023 (d)(e) 64,562,000 63,362,079
5.11%, 11/16/2023 (d) 1,007,000 987,294
5.31%, 11/24/2023 (d)(e) 10,462,000 10,245,151
5.44%, 11/30/2023 (d) 5,583,000 5,462,066
5.39%, 12/7/2023 (d)(e) 10,406,000 10,169,637
5.29%, 12/14/2023 (d)(e) 3,582,000 3,496,766
5.36%, 12/28/2023 (d) 5,421,000 5,280,648
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,064,003,876) 1,063,346,124
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,341,485,638) 1,340,904,361
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 91.5%
(Cost $1,341,485,638) 1,340,904,361
OTHER ASSETS IN EXCESS OF
LIABILITIES - 8.5% (f) 123,958,152
NET ASSETS - 100.0% 1,464,862,513
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies 277,558,237 18.9
U.S. Treasury Obligations 1,063,346,124 72.6
Total Investments In Securities
At Value $ 1,340,904,361 91.5
Other Assets in Excess of
Liabilities (f) 123,958,152 8.5
Net Assets
$ 1,464,862,513 100.0%
Affiliate
Value
At
12/31/2022
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2023
Shares
Held At
6/30/2023
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 15.5%
INVESTMENT COMPANIES - 15.5%
Limited Purpose
Cash Investment
Fund,
5.10% (1)^(a)
(Cost $226,462,764) $304,515,851 $1,333,360,225 $(1,411,347,325) $7,029 $3,459 $226,539,239 226,629,890 $6,013,226 $–
^    No longer affiliated as of June 30, 2023.
(1) Level 1 security (See Note 5).
(a) Represents 7-day effective yield as of June 30, 2023.

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Credit default swap contracts outstanding - sell protection as of June 30, 2023 :
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 39.V1 5.00 % Quarterly 6/20/2028 4.00 % EUR 4,168,000 $ 117,887 $ 69,180 $ 187,067
iTraxx Europe Main Index
Series 39.V1 1.00 Quarterly 6/20/2028 0.74 EUR 20,943,000 204,386 72,023 276,409
Markit CDX North America
High Yield Index Series
40.V1 5.00 Quarterly 6/20/2028 4.29 USD 2,860,000 58,961 25,289 84,250
Markit CDX North America
Investment Grade Index
Series 40.V1 1.00 Quarterly 6/20/2028 0.66 USD 17,673,000 216,028 53,773 269,801
597,262 220,265 817,527
Markit CDX North America
Emerging Markets Index
Series 39.V1 1.00 % Quarterly 6/20/2028 2.13 % USD 4,170,000 $ (232,863) $ 35,029 $ (197,834)
(232,863) 35,029 (197,834)
$ 364,399 $ 255,294 $ 619,693
Forward effective interest rate swap contracts outstanding as of June 30, 2023:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SARON Annual 2.00% Annual 9/20/2028 CHF 9,200,000 $ 60,247 $ 29,203 $ 89,450
Pay 1D SARON Annual 2.00% Annual 9/20/2033 CHF 5,200,000 42,523 77,718 120,241
Pay 1D TONAR Annual 0.50% Annual 9/22/2025 JPY 2,500,000 81 61 142
Pay 1D TONAR Annual 0.50% Annual 12/20/2028 JPY 5,788,300,000 384,355 43,200 427,555
Pay 1D TONAR Annual 1.00% Annual 9/20/2033 JPY 6,000,000 1,733 (80) 1,653
Pay 1M TIIE Monthly 8.00% Monthly 12/13/2028 MXN 59,000,000 48,302 (33,355) 14,947
Pay 3M BBR Qtrly 4.50% Semi 9/14/2033 NZD 16,700,000 (106,840) 127,257 20,417
Pay 3M BBR Qtrly 4.50% Semi 12/14/2033 NZD 200,000 1,429 (788) 641
Pay 6M EURIBOR Semi 3.25% Annual 9/20/2028 EUR 33,600,000 423,337 (359,120) 64,217
Pay 6M EURIBOR Semi 3.19% Annual 12/20/2028 EUR 166,400,000 2,038,845 (1,609,590) 429,255
Pay 6M EURIBOR Semi 3.13% Annual 12/20/2033 EUR 3,800,000 67,647 (7,851) 59,796
Pay 6M PRIBOR Semi 4.50% Annual 12/20/2028 CZK 13,000,000 6,286 3,993 10,279
Pay 6M WIBOR Semi 6.00% Annual 9/17/2025 PLN 600,000 30 1,499 1,529
Pay 6M WIBOR Semi 5.50% Annual 12/17/2025 PLN 6,600,000 2,884 9,099 11,983
Pay 6M WIBOR Semi 5.00% Annual 9/20/2028 PLN 2,700,000 (6,032) 9,828 3,796
Pay 6M WIBOR Semi 5.50% Annual 9/20/2028 PLN 100,000 495 163 658
Pay 6M WIBOR Semi 5.50% Annual 12/20/2028 PLN 2,900,000 11,794 11,004 22,798
Pay 6M WIBOR Semi 5.00% Annual 12/20/2028 PLN 2,700,000 9,133 (1,715) 7,418
Receive 1D CORRA Semi 3.50% Semi 9/18/2025 CAD 233,500,000 43,849 3,595,689 3,639,538
Receive 1D CORRA Semi 4.00% Semi 12/18/2025 CAD 5,000,000 11,827 17,154 28,981
Receive 1D CORRA Semi 3.50% Semi 12/18/2028 CAD 500,000 1,537 (748) 789
Receive 1D SARON Annual 1.50% Annual 9/22/2025 CHF 21,200,000 161,739 57,839 219,578
Receive 1D SARON Annual 1.50% Annual 12/22/2025 CHF 41,500,000 311,350 111,608 422,958
Receive 1D SOFR Annual 3.50% Annual 9/22/2025 USD 110,800,000 1,979,207 327,901 2,307,108
Receive 1D SOFR Annual 4.50% Annual 9/22/2025 USD 112,800,000 (2,213,329) 2,449,102 235,773
Receive 1D SOFR Annual 4.19% Annual 12/22/2025 USD 199,800,000 (1,206,809) 1,844,318 637,509

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SOFR Annual 3.50% Annual 9/20/2033 USD 4,900,000 $ (171,547) $ 172,487 $ 940
Receive 1D SONIA Annual 4.00% Annual 9/22/2025 GBP 42,400,000 37,281 1,893,761 1,931,042
Receive 1D SONIA Annual 3.50% Annual 9/20/2028 GBP 23,000,000 (12,866) 1,902,540 1,889,674
Receive 1D SONIA Annual 3.82% Annual 12/20/2028 GBP 267,900,000 9,092,348 6,391,266 15,483,614
Receive 1D TONAR Annual 0.50% Annual 12/20/2033 JPY 3,412,700,000 356,804 (71,309) 285,495
Receive 1M TIIE Monthly 8.50% Monthly 12/17/2025 MXN 652,400,000 74,193 96,968 171,161
Receive 3M BBR Qtrly 4.50% Semi 9/10/2025 NZD 12,700,000 39,645 85,042 124,687
Receive 3M BBR Qtrly 5.00% Semi 9/10/2025 NZD 75,000,000 (230,552) 542,352 311,800
Receive 3M BBR Qtrly 3.50% Qtrly 9/11/2025 AUD 372,300,000 (541,216) 5,048,863 4,507,647
Receive 3M BBR Qtrly 4.00% Qtrly 9/11/2025 AUD 6,500,000 (46,968) 84,562 37,594
Receive 3M BBR Qtrly 5.00% Semi 12/10/2025 NZD 40,700,000 (76,741) 159,556 82,815
Receive 3M BBR Qtrly 3.50% Qtrly 12/11/2025 AUD 10,500,000 32,971 82,366 115,337
Receive 3M BBR Qtrly 4.00% Qtrly 12/11/2025 AUD 41,200,000 94,448 100,276 194,724
Receive 3M BBR Qtrly 4.50% Semi 9/13/2028 NZD 400,000 274 1,068 1,342
Receive 3M BBR Qtrly 4.00% Semi 12/14/2033 NZD 8,700,000 136,626 45,216 181,842
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 12/17/2025 KRW 21,359,300,000 314 40,961 41,275
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 12/20/2028 KRW 800,000,000 7,676 4,926 12,602
Receive 3M HIBOR Qtrly 4.00% Qtrly 12/17/2025 HKD 150,600,000 31,483 93,587 125,070
Receive 3M HIBOR Qtrly 3.50% Qtrly 12/20/2028 HKD 86,200,000 164,777 59,696 224,473
Receive 3M JIBAR Qtrly 8.00% Qtrly 9/17/2025 ZAR 377,700,000 27,736 140,193 167,929
Receive 3M JIBAR Qtrly 7.50% Qtrly 9/17/2025 ZAR 94,000,000 31,509 54,597 86,106
Receive 3M JIBAR Qtrly 8.50% Qtrly 9/20/2028 ZAR 137,000,000 26,488 48,839 75,327
Receive 3M STIBOR Qtrly 3.50% Annual 9/17/2025 SEK 932,200,000 234,243 575,522 809,765
Receive 3M STIBOR Qtrly 3.50% Annual 12/17/2025 SEK 555,700,000 (44,985) 407,512 362,527
Receive 3M STIBOR Qtrly 3.00% Annual 9/20/2028 SEK 7,100,000 3,532 6,296 9,828
Receive 3M STIBOR Qtrly 3.00% Annual 12/21/2033 SEK 16,600,000 (9,630) 10,971 1,341
Receive 6M BBR Semi 4.00% Semi 9/07/2028 AUD 200,000 (1,207) 3,009 1,802
Receive 6M EURIBOR Semi 2.75% Annual 9/22/2025 EUR 5,900,000 109,836 19,461 129,297
Receive 6M EURIBOR Semi 3.75% Annual 9/22/2025 EUR 43,100,000 (521,201) 580,010 58,809
Receive 6M EURIBOR Semi 3.55% Annual 12/22/2025 EUR 434,500,000 (2,253,421) 3,514,018 1,260,597
Receive 6M EURIBOR Semi 2.50% Annual 9/20/2033 EUR 1,400,000 75,192 (11,324) 63,868
Receive 6M NIBOR Semi 3.00% Annual 9/17/2025 NOK 14,000,000 3,023 39,326 42,349
Receive 6M NIBOR Semi 4.00% Annual 9/17/2025 NOK 479,000,000 (115,113) 738,490 623,377
Receive 6M NIBOR Semi 3.50% Annual 9/17/2025 NOK 179,700,000 72,094 316,633 388,727
Receive 6M NIBOR Semi 3.50% Annual 12/17/2025 NOK 5,000,000 2,752 7,052 9,804
Receive 6M NIBOR Semi 4.50% Annual 12/17/2025 NOK 8,000,000 158 1,875 2,033
Receive 6M NIBOR Semi 4.00% Annual 12/17/2025 NOK 803,300,000 82,504 807,102 889,606
Receive 6M NIBOR Semi 4.00% Annual 12/20/2028 NOK 2,000,000 (770) 1,526 756
Receive 6M NIBOR Semi 3.50% Annual 12/21/2033 NOK 151,300,000 37,606 292,913 330,519
8,824,916 30,991,594 39,816,510
Pay 1D CORRA Semi 3.00% Semi 9/18/2028 CAD 85,500,000 271,515 (2,138,170) (1,866,655)
Pay 1D CORRA Semi 3.00% Semi 9/19/2033 CAD 3,400,000 (112,437) 26,871 (85,566)
Pay 1D SARON Annual 1.50% Annual 12/20/2028 CHF 30,800,000 (440,817) (61,949) (502,766)
Pay 1D SOFR Annual 3.75% Annual 9/20/2028 USD 55,800,000 1,241,601 (1,389,218) (147,617)
Pay 1D SOFR Annual 3.00% Annual 9/20/2028 USD 43,600,000 (1,421,042) (146,882) (1,567,924)
Pay 1D SOFR Annual 3.63% Annual 12/20/2028 USD 99,100,000 972,528 (1,211,685) (239,157)
Pay 1D SOFR Annual 3.00% Annual 9/20/2033 USD 8,900,000 (381,791) 13,907 (367,884)
Pay 1D SONIA Annual 4.25% Annual 12/22/2025 GBP 286,100,000 (5,411,832) (5,052,469) (10,464,301)
Pay 1D SONIA Annual 3.25% Annual 9/20/2033 GBP 17,000,000 (822,536) (973,047) (1,795,583)
Pay 1D SONIA Annual 3.62% Annual 12/20/2033 GBP 80,200,000 (3,696,371) (1,256,094) (4,952,465)
Pay 1D TONAR Annual 0.00% Annual 9/22/2025 JPY 770,000,000 (10,749) 950 (9,799)
Pay 1D TONAR Annual 0.00% Annual 12/22/2025 JPY 1,421,000,000 (26,269) 1,971 (24,298)
Pay 3M BBR Qtrly 4.50% Semi 12/13/2028 NZD 26,400,000 127,015 (151,186) (24,171)
Pay 3M BBR Qtrly 4.00% Semi 9/14/2033 NZD 1,400,000 (18,771) (13,611) (32,382)
Pay 3M STIBOR Qtrly 3.00% Annual 12/20/2028 SEK 210,400,000 11,919 (231,534) (219,615)
Pay 3M STIBOR Qtrly 3.00% Annual 9/21/2033 SEK 177,600,000 (185,129) 116,827 (68,302)
Pay 6M BBR Semi 3.50% Semi 9/07/2028 AUD 117,600,000 (508,813) (2,290,183) (2,798,996)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M BBR Semi 4.00% Semi 12/07/2028 AUD 21,100,000 $ (69,104) $ (104,672) $ (173,776)
Pay 6M BBR Semi 4.00% Semi 9/08/2033 AUD 22,300,000 (48,028) (433,222) (481,250)
Pay 6M BBR Semi 4.00% Semi 12/08/2033 AUD 500,000 (7,600) (2,981) (10,581)
Pay 6M EURIBOR Semi 2.50% Annual 9/20/2028 EUR 3,500,000 (125,557) 3,024 (122,533)
Pay 6M NIBOR Semi 3.50% Annual 12/20/2028 NOK 516,500,000 (397,480) (848,157) (1,245,637)
Pay 6M NIBOR Semi 3.00% Annual 9/21/2033 NOK 35,000,000 (70,812) (150,490) (221,302)
Pay 6M NIBOR Semi 3.50% Annual 9/21/2033 NOK 103,300,000 115,424 (375,902) (260,478)
Pay 6M PRIBOR Semi 4.00% Annual 12/20/2028 CZK 19,000,000 (6,273) – (6,273)
Receive 1D CORRA Semi 4.50% Semi 12/18/2025 CAD 2,900,000 (3,834) 440 (3,394)
Receive 1D CORRA Semi 3.50% Semi 12/19/2033 CAD 200,000 760 (2,544) (1,784)
Receive 1D SARON Annual 2.00% Annual 9/22/2025 CHF 33,600,000 (329,826) 308,401 (21,425)
Receive 1D SARON Annual 2.00% Annual 12/22/2025 CHF 19,600,000 (56,278) 41,571 (14,707)
Receive 1D SARON Annual 2.00% Annual 12/20/2033 CHF 5,000,000 (60,618) (55,657) (116,275)
Receive 1D SOFR Annual 3.48% Annual 12/20/2033 USD 20,900,000 (211,233) 140,220 (71,013)
Receive 1D TONAR Annual 0.50% Annual 9/20/2028 JPY 300,000 (20) (6) (26)
Receive 1M TIIE Monthly 9.50% Monthly 9/17/2025 MXN 200,000 50 (90) (40)
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 12/20/2028 KRW 7,400,000,000 (42,510) 30,984 (11,526)
Receive 3M JIBAR Qtrly 9.00% Qtrly 12/17/2025 ZAR 200,000 (46) (60) (106)
Receive 3M JIBAR Qtrly 9.00% Qtrly 9/20/2028 ZAR 22,000,000 15,032 (25,634) (10,602)
Receive 6M BBR Semi 4.50% Semi 12/08/2033 AUD 5,300,000 (44,646) 15,562 (29,084)
Receive 6M BUBOR Semi 10.00% Annual 9/17/2025 HUF 120,000,000 2,175 (5,618) (3,443)
Receive 6M EURIBOR Semi 3.25% Annual 9/20/2033 EUR 9,900,000 (329,113) 93,693 (235,420)
Receive 6M PRIBOR Semi 5.50% Annual 9/17/2025 CZK 200,000 (26) 2 (24)
Receive 6M PRIBOR Semi 5.00% Annual 12/17/2025 CZK 24,000,000 (5,639) 464 (5,175)
(12,087,181) (16,126,174) (28,213,355)
$ (3,262,265) $ 14,865,420 $ 11,603,155
Abbreviations:
1D: 1 Day
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2023 were as follows:
1 Day Canadian Overnight Repo Rate Average (”CORRA”): 4.75%
1 Day Secured Overnight Financing Rate (''SOFR''): 5.09%
1 Day Sterling Overnight Index Average (''SONIA''): 4.93%
1 Day Swiss Average Rate Overnight (“SARON”): 1.71%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.08%
1 Month Mexico Equilibrium Interbank Interest Rate (''TIIE''): 11.50%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 4.35%
3 Month Hong Kong Interbank Offered Rate (''HIBOR''): 4.97%
3 Month Johannesburg Interbank Agreed Rate (''JIBAR''): 8.50%
3 Month Korean Certificate of Deposit (''CD_KSDA''): 3.75%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 3.81%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 4.70%
6 Month Budapest Interbank Offered Rate (''BUBOR''): 14.57%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 3.90%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 4.81%
6 Month Prague Interbank Offered Rate (''PRIBOR''): 7.15%
6 Month Warsaw Interbank Offered Rate (''WIBOR''): 6.85%

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
Total return swap contracts outstanding as of June 30, 2023 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 07/28/2023 HKD (46,077,150) $ 50,039
Swiss Market
Index September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 09/15/2023 CHF (11,213,730) 45,695
TAIEX Index July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 07/19/2023 TWD (20,144,400) 10,784
106,518
Amsterdam
Exchange Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 07/21/2023 EUR (6,046,638) (28,641)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/28/2023 HKD 7,941,250 (9,657)
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MSCS 08/16/2023 BRL 81,507,520 (93,472)
(131,770)
$ (25,252)
Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
HSCEI 221 7/2023 HKD $ 8,958,735 $ (85,225)
LME Aluminum Base Metal 2 7/2023 USD 106,063 (13,868)
LME Aluminum Base Metal 2 7/2023 USD 105,877 (13,617)
LME Aluminum Base Metal 12 7/2023 USD 637,689 (59,621)
LME Aluminum Base Metal 18 7/2023 USD 949,725 (119,723)
LME Aluminum Base Metal 23 7/2023 USD 1,216,125 (121,562)
LME Aluminum Base Metal 41 7/2023 USD 2,169,771 (228,593)
LME Aluminum Base Metal 47 7/2023 USD 2,496,147 (268,650)
LME Aluminum Base Metal 117 7/2023 USD 6,189,095 (551,899)
LME Copper Base Metal 3 7/2023 USD 624,266 (50,973)
LME Copper Base Metal 4 7/2023 USD 832,405 (51,806)
LME Copper Base Metal 6 7/2023 USD 1,248,413 (81,203)
LME Copper Base Metal 9 7/2023 USD 1,872,844 (133,270)
LME Copper Base Metal 11 7/2023 USD 2,288,908 (205,371)
LME Copper Base Metal 12 7/2023 USD 2,496,615 (161,968)
LME Copper Base Metal 14 7/2023 USD 2,912,935 (176,377)
LME Copper Base Metal 20 7/2023 USD 4,161,150 (254,100)
LME Copper Base Metal 29 7/2023 USD 6,035,625 (496,339)
LME Copper Base Metal 50 7/2023 USD 10,403,425 (307,657)
LME Copper Base Metal 53 7/2023 USD 11,027,338 (343,589)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 1 7/2023 USD $ 52,538 $ (646)
LME Lead Base Metal 4 7/2023 USD 210,150 (861)
LME Lead Base Metal 9 7/2023 USD 472,838 (1,619)
LME Lead Base Metal 13 7/2023 USD 696,638 11,178
LME Lead Base Metal 15 7/2023 USD 793,913 (16,934)
LME Lead Base Metal 21 7/2023 USD 1,114,208 (8,152)
LME Lead Base Metal 25 7/2023 USD 1,316,688 (14,001)
LME Lead Base Metal 26 7/2023 USD 1,365,975 (22,939)
LME Lead Base Metal 28 7/2023 USD 1,471,050 (35,050)
LME Lead Base Metal 29 7/2023 USD 1,523,588 (40,376)
LME Nickel Base Metal 5 7/2023 USD 611,820 (141,640)
LME Nickel Base Metal 10 7/2023 USD 1,221,008 (124,222)
LME Nickel Base Metal 32 7/2023 USD 3,906,457 (475,167)
LME Zinc Base Metal 4 7/2023 USD 238,225 (48,987)
LME Zinc Base Metal 4 7/2023 USD 238,410 (38,397)
LME Zinc Base Metal 21 7/2023 USD 1,253,569 (124,757)
LME Zinc Base Metal 24 7/2023 USD 1,431,648 (225,413)
LME Zinc Base Metal 31 7/2023 USD 1,848,298 (383,576)
LME Zinc Base Metal 39 7/2023 USD 2,326,331 (453,997)
LME Zinc Base Metal 49 7/2023 USD 2,922,544 (437,470)
RBOB Gasoline 20 7/2023 USD 2,137,716 47,740
SGX FTSE China A50 Index 1,168 7/2023 USD 14,416,624 93,722
SGX NIFTY 50 Index 272 7/2023 USD 10,487,776 196,102
Ethanol 30 8/2023 USD 2,822,400 (193,772)
Feeder Cattle 4 8/2023 USD 495,150 16,119
Live Cattle 105 8/2023 USD 7,441,350 680,782
LME Aluminum Base Metal 3 8/2023 USD 159,873 (14,380)
LME Aluminum Base Metal 4 8/2023 USD 213,259 (7,753)
LME Aluminum Base Metal 59 8/2023 USD 3,139,906 (338,921)
LME Aluminum Base Metal 92 8/2023 USD 4,916,641 (286,977)
LME Aluminum Base Metal 93 8/2023 USD 4,982,475 (200,280)
LME Aluminum Base Metal 101 8/2023 USD 5,400,344 (198,406)
LME Aluminum Base Metal 120 8/2023 USD 6,418,080 (255,006)
LME Aluminum Base Metal 152 8/2023 USD 8,114,900 (590,038)
LME Copper Base Metal 1 8/2023 USD 208,107 (6,346)
LME Copper Base Metal 3 8/2023 USD 624,305 (15,097)
LME Copper Base Metal 7 8/2023 USD 1,455,681 27,475
LME Copper Base Metal 9 8/2023 USD 1,872,864 (72,285)
LME Copper Base Metal 11 8/2023 USD 2,287,208 96,625
LME Copper Base Metal 23 8/2023 USD 4,783,316 52,165
LME Copper Base Metal 28 8/2023 USD 5,826,996 2,929
LME Copper Base Metal 32 8/2023 USD 6,653,496 196,264
LME Copper Base Metal 40 8/2023 USD 8,316,370 352,973
LME Lead Base Metal 1 8/2023 USD 52,530 1,152
LME Lead Base Metal 3 8/2023 USD 157,586 4,428
LME Lead Base Metal 3 8/2023 USD 157,598 915
LME Lead Base Metal 4 8/2023 USD 210,125 1,614
LME Lead Base Metal 5 8/2023 USD 262,675 3,162
LME Lead Base Metal 6 8/2023 USD 315,215 (8,481)
LME Lead Base Metal 9 8/2023 USD 472,793 (5,993)
LME Lead Base Metal 9 8/2023 USD 472,725 12,599
LME Lead Base Metal 10 8/2023 USD 525,350 (10,803)
LME Lead Base Metal 12 8/2023 USD 630,384 (9,557)
LME Lead Base Metal 16 8/2023 USD 840,500 (1,409)
LME Lead Base Metal 19 8/2023 USD 998,156 (10,570)
LME Nickel Base Metal 2 8/2023 USD 245,248 (21,458)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 3 8/2023 USD $ 368,254 $ (16,763)
LME Nickel Base Metal 3 8/2023 USD 368,358 (9,649)
LME Zinc Base Metal 13 8/2023 USD 776,467 (88,624)
LME Zinc Base Metal 15 8/2023 USD 895,688 (89,478)
LME Zinc Base Metal 18 8/2023 USD 1,075,500 58,447
LME Zinc Base Metal 20 8/2023 USD 1,194,325 (27,894)
LME Zinc Base Metal 39 8/2023 USD 2,329,519 (152,084)
LME Zinc Base Metal 57 8/2023 USD 3,403,613 (326,812)
LME Zinc Base Metal 76 8/2023 USD 4,539,005 (194,116)
SGX Iron Ore 117 8/2023 USD 1,276,119 (4,933)
Cocoa 153 9/2023 USD 5,130,090 489,330
Cocoa 173 9/2023 GBP 5,741,022 622,696
Copper 270 9/2023 USD 25,376,625 (577,337)
Crude Palm Oil 84 9/2023 MYR 1,704,746 54,028
Japan 10 Year Bond 25 9/2023 JPY 25,759,728 (18,462)
KOSPI 200 Index 160 9/2023 KRW 10,336,584 (152,872)
LME Aluminum Base Metal 11 9/2023 USD 590,150 (38,679)
LME Aluminum Base Metal 12 9/2023 USD 645,150 (7,385)
LME Aluminum Base Metal 13 9/2023 USD 699,075 (18,076)
LME Aluminum Base Metal 27 9/2023 USD 1,448,435 (58,222)
LME Aluminum Base Metal 30 9/2023 USD 1,610,940 (51,149)
LME Aluminum Base Metal 69 9/2023 USD 3,711,338 659
LME Aluminum Base Metal 80 9/2023 USD 4,292,000 (234,056)
LME Aluminum Base Metal 116 9/2023 USD 6,216,875 (385,994)
LME Aluminum Base Metal 127 9/2023 USD 6,814,344 (344,171)
LME Aluminum Base Metal 376 9/2023 USD 20,186,500 (1,104,413)
LME Copper Base Metal 2 9/2023 USD 415,881 978
LME Copper Base Metal 6 9/2023 USD 1,248,113 1,215
LME Copper Base Metal 10 9/2023 USD 2,078,875 (11,651)
LME Copper Base Metal 10 9/2023 USD 2,078,750 (34,526)
LME Copper Base Metal 10 9/2023 USD 2,080,000 (34,935)
LME Copper Base Metal 11 9/2023 USD 2,287,313 14,400
LME Copper Base Metal 19 9/2023 USD 3,948,913 (118,086)
LME Copper Base Metal 24 9/2023 USD 4,988,400 (137,463)
LME Copper Base Metal 25 9/2023 USD 5,197,188 50,247
LME Copper Base Metal 30 9/2023 USD 6,239,250 (185,112)
LME Copper Base Metal 58 9/2023 USD 12,059,650 113,777
LME Copper Base Metal 60 9/2023 USD 12,476,805 6,118
LME Copper Base Metal 200 9/2023 USD 41,585,000 (50,580)
LME Lead Base Metal 2 9/2023 USD 105,135 3,705
LME Lead Base Metal 2 9/2023 USD 105,170 2,593
LME Lead Base Metal 2 9/2023 USD 105,118 3,613
LME Lead Base Metal 6 9/2023 USD 315,119 328
LME Lead Base Metal 7 9/2023 USD 368,034 11,190
LME Lead Base Metal 9 9/2023 USD 472,581 1,182
LME Lead Base Metal 11 9/2023 USD 577,481 2,152
LME Lead Base Metal 16 9/2023 USD 840,400 34,508
LME Lead Base Metal 19 9/2023 USD 999,756 15,290
LME Lead Base Metal 19 9/2023 USD 999,756 785
LME Lead Base Metal 20 9/2023 USD 1,052,375 (9,302)
LME Lead Base Metal 23 9/2023 USD 1,210,231 18,166
LME Lead Base Metal 23 9/2023 USD 1,207,213 18,316
LME Lead Base Metal 28 9/2023 USD 1,471,148 (47,228)
LME Lead Base Metal 127 9/2023 USD 6,675,438 19,475
LME Nickel Base Metal 1 9/2023 USD 122,925 (3,344)
LME Nickel Base Metal 1 9/2023 USD 123,015 (2,808)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 1 9/2023 USD $ 123,061 $ (3,151)
LME Nickel Base Metal 5 9/2023 USD 614,336 (29,127)
LME Nickel Base Metal 9 9/2023 USD 1,106,950 (34,741)
LME Nickel Base Metal 10 9/2023 USD 1,230,120 (113,425)
LME Nickel Base Metal 14 9/2023 USD 1,720,788 (38,257)
LME Nickel Base Metal 15 9/2023 USD 1,846,093 (18,302)
LME Nickel Base Metal 16 9/2023 USD 1,969,351 (9,742)
LME Nickel Base Metal 24 9/2023 USD 2,952,456 (374,452)
LME Nickel Base Metal 30 9/2023 USD 3,688,445 (166,435)
LME Nickel Base Metal 32 9/2023 USD 3,939,072 (37,342)
LME Nickel Base Metal 93 9/2023 USD 11,444,022 (774,133)
LME Zinc Base Metal 4 9/2023 USD 239,100 3,401
LME Zinc Base Metal 10 9/2023 USD 597,715 24,111
LME Zinc Base Metal 16 9/2023 USD 955,100 19,989
LME Zinc Base Metal 16 9/2023 USD 956,284 41,399
LME Zinc Base Metal 28 9/2023 USD 1,673,700 (57,611)
LME Zinc Base Metal 31 9/2023 USD 1,850,506 (38,085)
LME Zinc Base Metal 38 9/2023 USD 2,268,524 27,782
LME Zinc Base Metal 39 9/2023 USD 2,330,387 88,309
LME Zinc Base Metal 47 9/2023 USD 2,805,900 15,517
LME Zinc Base Metal 60 9/2023 USD 3,586,500 (6,645)
LME Zinc Base Metal 70 9/2023 USD 4,179,875 25,169
LME Zinc Base Metal 193 9/2023 USD 11,528,131 8,777
MSCI Emerging Markets E-Mini Index 206 9/2023 USD 10,278,370 (186,475)
Nikkei 225 Index 29 9/2023 JPY 6,666,413 (31,813)
Robusta Coffee 236 9/2023 USD 5,878,760 (315,079)
Rough Rice 28 9/2023 USD 839,160 (33,755)
S&P Midcap 400 E-Mini Index 2 9/2023 USD 528,820 4,033
Silver 22 9/2023 USD 2,532,200 20,517
TOPIX Index 49 9/2023 JPY 7,769,639 (18,639)
Canola 29 11/2023 CAD 322,410 11,319
Crude Oil 95 11/2023 JPY 2,139,055 77,886
ECX Emission 4 12/2023 EUR 388,816 (2,582)
(11,683,791)
Short Contracts
Brent Crude Oil (264) 7/2023 USD (19,908,240) (132,695)
CAC 40 10 Euro Index (175) 7/2023 EUR (14,151,091) (184,031)
CBOE Volatility Index (15) 7/2023 USD (225,165) 73,625
EURO STOXX 50 Volatility Index (129) 7/2023 EUR (209,740) 56,616
Hang Seng Index (53) 7/2023 HKD (6,360,203) 37,802
IBEX 35 Index (72) 7/2023 EUR (7,503,091) (222,872)
LME Aluminum Base Metal (2) 7/2023 USD (105,877) 13,317
LME Aluminum Base Metal (2) 7/2023 USD (106,063) 13,880
LME Aluminum Base Metal (12) 7/2023 USD (637,689) 62,705
LME Aluminum Base Metal (18) 7/2023 USD (949,725) 121,392
LME Aluminum Base Metal (23) 7/2023 USD (1,216,125) 115,524
LME Aluminum Base Metal (41) 7/2023 USD (2,169,771) 252,216
LME Aluminum Base Metal (47) 7/2023 USD (2,496,147) 251,666
LME Aluminum Base Metal (117) 7/2023 USD (6,189,095) 550,808
LME Copper Base Metal (3) 7/2023 USD (624,266) 48,851
LME Copper Base Metal (4) 7/2023 USD (832,405) 52,293
LME Copper Base Metal (6) 7/2023 USD (1,248,413) 85,093
LME Copper Base Metal (9) 7/2023 USD (1,872,844) 132,140
LME Copper Base Metal (11) 7/2023 USD (2,288,908) 211,248
LME Copper Base Metal (12) 7/2023 USD (2,496,615) 162,853
LME Copper Base Metal (14) 7/2023 USD (2,912,935) 175,525

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (20) 7/2023 USD $ (4,161,150) $ 268,297
LME Copper Base Metal (29) 7/2023 USD (6,035,625) 477,326
LME Copper Base Metal (50) 7/2023 USD (10,403,425) 299,767
LME Copper Base Metal (53) 7/2023 USD (11,027,338) 327,738
LME Lead Base Metal (1) 7/2023 USD (52,538) 750
LME Lead Base Metal (4) 7/2023 USD (210,150) 752
LME Lead Base Metal (9) 7/2023 USD (472,838) 876
LME Lead Base Metal (13) 7/2023 USD (696,638) (10,610)
LME Lead Base Metal (15) 7/2023 USD (793,913) 11,173
LME Lead Base Metal (21) 7/2023 USD (1,114,208) 11,862
LME Lead Base Metal (25) 7/2023 USD (1,316,688) 6,059
LME Lead Base Metal (26) 7/2023 USD (1,365,975) 27,232
LME Lead Base Metal (28) 7/2023 USD (1,471,050) 29,676
LME Lead Base Metal (29) 7/2023 USD (1,523,588) 38,711
LME Nickel Base Metal (5) 7/2023 USD (611,820) 154,125
LME Nickel Base Metal (10) 7/2023 USD (1,221,008) 138,382
LME Nickel Base Metal (32) 7/2023 USD (3,906,457) 482,441
LME Zinc Base Metal (4) 7/2023 USD (238,410) 39,978
LME Zinc Base Metal (4) 7/2023 USD (238,225) 49,449
LME Zinc Base Metal (21) 7/2023 USD (1,253,569) 127,772
LME Zinc Base Metal (24) 7/2023 USD (1,431,648) 212,700
LME Zinc Base Metal (31) 7/2023 USD (1,848,298) 383,611
LME Zinc Base Metal (39) 7/2023 USD (2,326,331) 452,933
LME Zinc Base Metal (49) 7/2023 USD (2,922,544) 466,738
MSCI Singapore Index (636) 7/2023 SGD (13,586,247) (22,342)
Natural Gas (20) 7/2023 GBP (718,266) (9,681)
Natural Gas (50) 7/2023 EUR (1,506,109) (367,238)
Natural Gas (312) 7/2023 USD (8,729,760) (1,372,441)
NY Harbor ULSD (159) 7/2023 USD (16,345,073) (558,499)
OMXS30 Index (103) 7/2023 SEK (2,212,017) 5,843
Rapeseed (32) 7/2023 EUR (785,228) (51,750)
WTI Crude Oil (301) 7/2023 USD (21,262,640) 432,819
100 oz Gold (68) 8/2023 USD (13,119,920) (10,873)
CBOE Volatility Index (17) 8/2023 USD (278,805) 71,236
EURO STOXX 50 Volatility Index (154) 8/2023 EUR (271,392) 42,265
French Base Electricity (7) 8/2023 EUR (571,593) 74,597
Italian Base Electricity (6) 8/2023 EUR (592,328) 53,957
Lean Hogs (109) 8/2023 USD (4,037,360) (330,978)
LME Aluminum Base Metal (3) 8/2023 USD (159,873) 14,274
LME Aluminum Base Metal (4) 8/2023 USD (213,259) 9,281
LME Aluminum Base Metal (59) 8/2023 USD (3,139,906) 315,845
LME Aluminum Base Metal (92) 8/2023 USD (4,916,641) 269,825
LME Aluminum Base Metal (93) 8/2023 USD (4,982,475) 200,701
LME Aluminum Base Metal (101) 8/2023 USD (5,400,344) 176,028
LME Aluminum Base Metal (120) 8/2023 USD (6,418,080) 256,054
LME Aluminum Base Metal (152) 8/2023 USD (8,114,900) 630,820
LME Copper Base Metal (1) 8/2023 USD (208,107) 7,002
LME Copper Base Metal (3) 8/2023 USD (624,305) 13,043
LME Copper Base Metal (7) 8/2023 USD (1,455,681) (27,700)
LME Copper Base Metal (9) 8/2023 USD (1,872,864) 62,156
LME Copper Base Metal (11) 8/2023 USD (2,287,208) (96,449)
LME Copper Base Metal (23) 8/2023 USD (4,783,316) (32,520)
LME Copper Base Metal (28) 8/2023 USD (5,826,996) (32,718)
LME Copper Base Metal (32) 8/2023 USD (6,653,496) (195,455)
LME Copper Base Metal (40) 8/2023 USD (8,316,370) (365,225)
LME Lead Base Metal (1) 8/2023 USD (52,530) (1,123)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (3) 8/2023 USD $ (157,586) $ (4,438)
LME Lead Base Metal (3) 8/2023 USD (157,598) (1,025)
LME Lead Base Metal (4) 8/2023 USD (210,125) (2,322)
LME Lead Base Metal (5) 8/2023 USD (262,675) (1,691)
LME Lead Base Metal (6) 8/2023 USD (315,215) 6,070
LME Lead Base Metal (9) 8/2023 USD (472,725) (16,053)
LME Lead Base Metal (9) 8/2023 USD (472,793) 4,859
LME Lead Base Metal (10) 8/2023 USD (525,350) 12,124
LME Lead Base Metal (12) 8/2023 USD (630,384) 6,634
LME Lead Base Metal (16) 8/2023 USD (840,500) 2,458
LME Lead Base Metal (19) 8/2023 USD (998,156) 15,511
LME Nickel Base Metal (2) 8/2023 USD (245,248) 22,037
LME Nickel Base Metal (3) 8/2023 USD (368,254) 15,299
LME Nickel Base Metal (3) 8/2023 USD (368,358) 15,367
LME Zinc Base Metal (13) 8/2023 USD (776,467) 91,396
LME Zinc Base Metal (15) 8/2023 USD (895,688) 91,775
LME Zinc Base Metal (18) 8/2023 USD (1,075,500) (51,058)
LME Zinc Base Metal (20) 8/2023 USD (1,194,325) 33,116
LME Zinc Base Metal (39) 8/2023 USD (2,329,519) 159,804
LME Zinc Base Metal (57) 8/2023 USD (3,403,613) 316,410
LME Zinc Base Metal (76) 8/2023 USD (4,539,005) 221,371
Low Sulphur Gasoil (263) 8/2023 USD (18,475,750) (800,729)
Milk (29) 8/2023 USD (861,880) 4,990
Mont Belvieu Propane (120) 8/2023 USD (2,725,783) 102,728
Natural Gas (90) 8/2023 USD (2,441,237) 24,525
Phelix De Base Electricity (6) 8/2023 EUR (516,533) 17,115
Australia 10 Year Bond (1,114) 9/2023 AUD (86,409,919) 189,152
Australia 3 Year Bond (2,933) 9/2023 AUD (206,439,154) 674,734
Canada 10 Year Bond (764) 9/2023 CAD (70,676,128) (16,724)
CBOE Volatility Index (25) 9/2023 USD (440,078) 117,596
Coffee 'C' (108) 9/2023 USD (6,439,500) 1,161,179
Corn (727) 9/2023 USD (17,756,975) 1,612,977
DAX Index (55) 9/2023 EUR (24,414,509) 87,330
DJIA CBOT E-Mini Index (49) 9/2023 USD (8,487,535) (150,578)
Euro STOXX 50 Index (178) 9/2023 EUR (8,598,721) (105,251)
EURO STOXX 50 Volatility Index (197) 9/2023 EUR (365,443) 27,364
Euro-Bobl (934) 9/2023 EUR (117,949,794) 1,133,006
Euro-BTP (419) 9/2023 EUR (53,132,700) (450,730)
Euro-Bund (446) 9/2023 EUR (65,102,542) 339,778
Euro-Buxl (178) 9/2023 EUR (27,138,319) (511,639)
Euro-OAT (429) 9/2023 EUR (60,116,587) 155,946
Euro-Schatz (2,575) 9/2023 EUR (294,611,724) 1,941,548
Fcoj-a (3) 9/2023 USD (114,638) 948
French Base Electricity (3) 9/2023 EUR (1,242,713) (84,603)
FTSE 100 Index (420) 9/2023 GBP (40,226,361) 129,398
FTSE/JSE Top 40 Index (99) 9/2023 ZAR (3,736,029) 8,520
FTSE/MIB Index (51) 9/2023 EUR (7,892,175) (186,149)
Italian Base Electricity (6) 9/2023 EUR (2,204,849) (310,405)
KC HRW Wheat (13) 9/2023 USD (520,000) 1,743
LME Aluminum Base Metal (11) 9/2023 USD (590,150) 35,293
LME Aluminum Base Metal (12) 9/2023 USD (645,150) 11,442
LME Aluminum Base Metal (13) 9/2023 USD (699,075) 10,231
LME Aluminum Base Metal (27) 9/2023 USD (1,448,435) 55,385
LME Aluminum Base Metal (30) 9/2023 USD (1,610,940) 46,784
LME Aluminum Base Metal (69) 9/2023 USD (3,711,338) (7,237)
LME Aluminum Base Metal (80) 9/2023 USD (4,292,000) 241,389

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (116) 9/2023 USD $ (6,216,875) $ 400,583
LME Aluminum Base Metal (127) 9/2023 USD (6,814,344) 327,357
LME Aluminum Base Metal (201) 9/2023 USD (10,791,188) 285,219
LME Copper Base Metal (2) 9/2023 USD (415,881) (3,486)
LME Copper Base Metal (6) 9/2023 USD (1,248,113) (5,641)
LME Copper Base Metal (10) 9/2023 USD (2,080,000) 24,011
LME Copper Base Metal (10) 9/2023 USD (2,078,750) 18,078
LME Copper Base Metal (10) 9/2023 USD (2,078,875) (7,857)
LME Copper Base Metal (11) 9/2023 USD (2,287,313) (22,616)
LME Copper Base Metal (19) 9/2023 USD (3,948,913) 109,583
LME Copper Base Metal (24) 9/2023 USD (4,988,400) 136,465
LME Copper Base Metal (25) 9/2023 USD (5,197,188) (44,070)
LME Copper Base Metal (30) 9/2023 USD (6,239,250) 175,046
LME Copper Base Metal (58) 9/2023 USD (12,059,650) (145,378)
LME Copper Base Metal (60) 9/2023 USD (12,476,805) 15,887
LME Copper Base Metal (96) 9/2023 USD (19,960,800) 37,579
LME Lead Base Metal (2) 9/2023 USD (105,135) (3,748)
LME Lead Base Metal (2) 9/2023 USD (105,170) (2,275)
LME Lead Base Metal (2) 9/2023 USD (105,118) (3,654)
LME Lead Base Metal (6) 9/2023 USD (315,119) (1,516)
LME Lead Base Metal (7) 9/2023 USD (368,034) (11,122)
LME Lead Base Metal (9) 9/2023 USD (472,581) (1,699)
LME Lead Base Metal (11) 9/2023 USD (577,481) (4,960)
LME Lead Base Metal (16) 9/2023 USD (840,400) (37,423)
LME Lead Base Metal (19) 9/2023 USD (999,756) (15,606)
LME Lead Base Metal (19) 9/2023 USD (999,756) (9,669)
LME Lead Base Metal (20) 9/2023 USD (1,052,375) 2,822
LME Lead Base Metal (23) 9/2023 USD (1,207,213) (22,734)
LME Lead Base Metal (23) 9/2023 USD (1,210,231) (20,617)
LME Lead Base Metal (28) 9/2023 USD (1,471,148) 52,016
LME Lead Base Metal (61) 9/2023 USD (3,206,313) (44,517)
LME Nickel Base Metal (1) 9/2023 USD (122,925) 3,792
LME Nickel Base Metal (1) 9/2023 USD (123,061) 1,892
LME Nickel Base Metal (1) 9/2023 USD (123,015) 3,330
LME Nickel Base Metal (5) 9/2023 USD (614,336) 34,699
LME Nickel Base Metal (9) 9/2023 USD (1,106,950) 39,984
LME Nickel Base Metal (10) 9/2023 USD (1,230,120) 95,551
LME Nickel Base Metal (14) 9/2023 USD (1,720,788) 48,463
LME Nickel Base Metal (15) 9/2023 USD (1,846,093) 15,347
LME Nickel Base Metal (16) 9/2023 USD (1,969,351) (32,441)
LME Nickel Base Metal (24) 9/2023 USD (2,952,456) 379,273
LME Nickel Base Metal (30) 9/2023 USD (3,688,445) 168,687
LME Nickel Base Metal (32) 9/2023 USD (3,939,072) (11,715)
LME Nickel Base Metal (154) 9/2023 USD (18,950,316) 493,921
LME Zinc Base Metal (4) 9/2023 USD (239,100) (2,262)
LME Zinc Base Metal (10) 9/2023 USD (597,715) (22,622)
LME Zinc Base Metal (16) 9/2023 USD (955,100) (17,747)
LME Zinc Base Metal (16) 9/2023 USD (956,284) (41,935)
LME Zinc Base Metal (28) 9/2023 USD (1,673,700) 47,417
LME Zinc Base Metal (31) 9/2023 USD (1,850,506) 51,862
LME Zinc Base Metal (38) 9/2023 USD (2,268,524) (12,967)
LME Zinc Base Metal (39) 9/2023 USD (2,330,387) (88,922)
LME Zinc Base Metal (47) 9/2023 USD (2,805,900) (25,189)
LME Zinc Base Metal (60) 9/2023 USD (3,586,500) (3,627)
LME Zinc Base Metal (70) 9/2023 USD (4,179,875) (18,869)
LME Zinc Base Metal (411) 9/2023 USD (24,549,544) (673,752)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Long Gilt (437) 9/2023 GBP $ (52,923,846) $ 65,949
MSCI EAFE E-Mini Index (178) 9/2023 USD (19,183,950) (117,622)
NASDAQ 100 E-Mini Index (6) 9/2023 USD (1,840,440) (40,612)
Palladium (6) 9/2023 USD (733,200) 174,274
Phelix De Base Electricity (5) 9/2023 EUR (1,618,624) (177,710)
Russell 2000 E-Mini Index (84) 9/2023 USD (7,995,540) (187,748)
S&P/TSX 60 Index (140) 9/2023 CAD (25,756,407) (413,126)
SPI 200 Index (185) 9/2023 AUD (22,062,638) (182,202)
Sugar No. 11 (45) 9/2023 USD (1,148,616) 126,677
U.S. Treasury 10 Year Note (848) 9/2023 USD (95,241,000) 861,484
U.S. Treasury 2 Year Note (1,345) 9/2023 USD (273,560,389) 2,075,957
U.S. Treasury 5 Year Note (1,329) 9/2023 USD (142,389,891) 1,543,142
U.S. Treasury Long Bond (526) 9/2023 USD (66,867,750) (103,523)
U.S. Treasury Ultra Bond (426) 9/2023 USD (58,202,250) (771,840)
Wheat (46) 9/2023 ZAR (801,158) 5,483
Wheat (774) 9/2023 USD (25,193,700) (365,984)
White Sugar (18) 9/2023 USD (565,380) 1,239
CBOE Volatility Index (26) 10/2023 USD (477,071) 77,212
Platinum (11) 10/2023 USD (502,260) 24,116
Rapeseed (113) 10/2023 EUR (2,812,909) (90,603)
CBOE Volatility Index (26) 11/2023 USD (490,100) 46,361
Rubber (57) 11/2023 JPY (402,925) 13,526
Soybean (356) 11/2023 USD (23,909,850) (2,341,029)
3 Month Canadian Bankers Acceptance (595) 12/2023 CAD (106,081,572) 491,332
3 Month Euro Euribor (310) 12/2023 EUR (81,197,965) 193,654
90-Day Australian Bank Bill (701) 12/2023 AUD (461,610,147) 357,385
90-Day New Zealand Bill (124) 12/2023 NZD (75,018,533) 38,963
Cotton No. 2 (408) 12/2023 USD (16,395,480) 262,722
Italian Base Electricity (1) 12/2023 EUR (1,445,337) 16,346
Milling Wheat No. 2 (467) 12/2023 EUR (6,070,496) 332,499
Phelix De Base Electricity (1) 12/2023 EUR (1,377,475) (239,289)
Soybean Meal (152) 12/2023 USD (6,038,960) (422,270)
Soybean Oil (82) 12/2023 USD (2,901,324) (337,170)
White Maize (117) 12/2023 ZAR (2,375,900) 133,826
Yellow Maize (165) 12/2023 ZAR (3,426,898) 224,619
3 Month Canadian Bankers Acceptance (554) 3/2024 CAD (98,881,525) 632,846
3 Month Euro Euribor (286) 3/2024 EUR (74,935,077) 267,983
3 Month SARON (1) 3/2024 CHF (273,714) (155)
3 Month SOFR (297) 3/2024 USD (70,277,625) 295,839
3 Month SONIA (241) 3/2024 GBP (71,758,112) 1,247,088
90-Day Australian Bank Bill (707) 3/2024 AUD (465,561,161) 483,287
90-Day New Zealand Bill (115) 3/2024 NZD (69,582,096) 68,851
3 Month Canadian Bankers Acceptance (588) 6/2024 CAD (105,183,091) 681,905
3 Month Euro Euribor (296) 6/2024 EUR (77,660,158) 344,284
3 Month SARON (8) 6/2024 CHF (2,188,258) (1,683)
3 Month SOFR (288) 6/2024 USD (68,324,400) 379,251
3 Month SONIA (247) 6/2024 GBP (73,552,463) 1,092,365
90-Day Australian Bank Bill (638) 6/2024 AUD (420,185,950) 479,288
90-Day New Zealand Bill (113) 6/2024 NZD (68,410,224) 43,081
3 Month Canadian Bankers Acceptance (577) 9/2024 CAD (103,574,712) 338,079
3 Month Euro Euribor (280) 9/2024 EUR (73,607,442) 316,434
3 Month SARON (20) 9/2024 CHF (5,470,365) 560
3 Month SOFR (258) 9/2024 USD (61,439,475) 388,855
3 Month SONIA (237) 9/2024 GBP (70,668,690) 1,192,940
90-Day Australian Bank Bill (664) 9/2024 AUD (437,458,818) 449,029
3 Month Euro Euribor (272) 12/2024 EUR (71,652,775) 244,047

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SARON (28) 12/2024 CHF $ (7,663,203) $ 3,214
3 Month SOFR (259) 12/2024 USD (61,933,375) 375,663
3 Month SONIA (223) 12/2024 GBP (66,642,853) 1,102,358
3 Month Euro Euribor (270) 3/2025 EUR (71,240,083) 190,101
3 Month SOFR (273) 3/2025 USD (65,516,588) 326,751
3 Month SONIA (224) 3/2025 GBP (67,101,720) 983,795
3 Month Euro Euribor (263) 6/2025 EUR (69,489,976) 180,388
3 Month SOFR (285) 6/2025 USD (68,563,875) 269,406
3 Month SONIA (229) 6/2025 GBP (68,755,847) 879,418
3 Month SOFR (298) 9/2025 USD (71,799,375) 230,076
3 Month SONIA (237) 9/2025 GBP (71,319,580) 544,274
28,395,032
$ 16,711,241
Forward foreign currency exchange contracts outstanding as of June 30, 2023:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 5,823,500 USD 3,866,720 CITI 9/20/2023 $ 21,178
AUD 5,823,500 USD 3,866,701 JPMC 9/20/2023 21,197
CAD 48,740,000 USD 36,570,915 CITI 9/20/2023 266,164
CAD 48,740,000 USD 36,570,733 JPMC 9/20/2023 266,348
CLP 164,432,794 USD 201,242 CITI
**
9/20/2023 1,914
CLP 164,432,792 USD 201,241 JPMC
**
9/20/2023 1,915
CZK 50,000,000 USD 2,267,236 CITI 9/20/2023 20,064
CZK 50,000,000 USD 2,267,225 JPMC 9/20/2023 20,075
EUR 388,040,546 USD 418,126,239 CITI 9/20/2023 6,965,944
EUR 388,040,538 USD 418,124,140 JPMC 9/20/2023 6,968,035
GBP 69,219,995 USD 86,201,822 CITI 9/20/2023 1,725,858
GBP 69,219,989 USD 86,201,383 JPMC 9/20/2023 1,726,289
KRW 10,107,109,392 USD 7,682,049 CITI
**
9/20/2023 21,024
KRW 10,107,109,387 USD 7,682,011 JPMC
**
9/20/2023 21,062
MXN 230,056,125 USD 12,766,751 CITI 9/20/2023 474,551
MXN 230,056,123 USD 12,766,687 JPMC 9/20/2023 474,615
NOK 191,698,406 USD 17,757,172 CITI 9/20/2023 151,369
NOK 191,698,406 USD 17,757,083 JPMC 9/20/2023 151,457
NZD 5,374,500 USD 3,263,257 CITI 9/20/2023 33,981
NZD 5,374,500 USD 3,263,241 JPMC 9/20/2023 33,998
PHP 60,000,000 USD 1,077,597 CITI
**
9/20/2023 5,699
PHP 60,000,000 USD 1,077,592 JPMC
**
9/20/2023 5,704
PLN 41,918,508 USD 9,930,206 CITI 9/20/2023 339,769
PLN 41,918,508 USD 9,930,156 JPMC 9/20/2023 339,819
USD 122,774,113 EUR 111,221,000 CITI 9/20/2023 933,295
USD 122,774,727 EUR 111,221,000 JPMC 9/20/2023 933,909
USD 401,561 IDR 6,000,451,645 CITI
**
9/20/2023 3,119
USD 401,625 IDR 6,000,451,643 JPMC
**
9/20/2023 3,183
USD 294,671 ILS 1,083,140 CITI 9/20/2023 1,589
USD 294,673 ILS 1,083,140 JPMC 9/20/2023 1,591
USD 236,506,022 JPY 32,653,239,723 CITI 9/20/2023 7,423,105
USD 236,507,205 JPY 32,653,239,717 JPMC 9/20/2023 7,424,287
USD 259,570 MXN 4,500,000 CITI 9/20/2023 565
USD 259,572 MXN 4,500,000 JPMC 9/20/2023 566

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 23,298,073 SEK 249,343,844 CITI 9/20/2023 $ 92,213
USD 23,298,189 SEK 249,343,843 JPMC 9/20/2023 92,330
USD 10,922,692 SGD 14,676,500 CITI 9/20/2023 38,226
USD 10,922,757 SGD 14,676,500 JPMC 9/20/2023 38,291
USD 29,855,475 TWD 911,972,025 CITI
**
9/20/2023 505,340
USD 29,855,624 TWD 911,972,024 JPMC
**
9/20/2023 505,490
Total unrealized appreciation 38,055,128
AUD 93,820,501 USD 63,453,765 CITI 9/20/2023 (817,116)
AUD 93,820,499 USD 63,453,446 JPMC 9/20/2023 (816,798)
CAD 51,038,500 USD 38,768,254 CITI 9/20/2023 (193,996)
CAD 51,038,500 USD 38,768,060 JPMC 9/20/2023 (193,804)
CLP 493,298,381 USD 613,614 CITI
**
9/20/2023 (4,147)
CLP 493,298,377 USD 613,611 JPMC
**
9/20/2023 (4,144)
EUR 3,099,000 USD 3,407,452 CITI 9/20/2023 (12,547)
EUR 3,099,000 USD 3,407,435 JPMC 9/20/2023 (12,530)
GBP 43,676,000 USD 55,804,912 CITI 9/20/2023 (324,855)
GBP 43,676,000 USD 55,804,633 JPMC 9/20/2023 (324,576)
HUF 800,000,000 USD 2,311,644 CITI 9/20/2023 (13,015)
HUF 800,000,000 USD 2,311,633 JPMC 9/20/2023 (13,003)
INR 635,000,000 USD 7,722,609 CITI
**
9/20/2023 (5,903)
INR 635,000,000 USD 7,722,571 JPMC
**
9/20/2023 (5,864)
KRW 24,467,773,476 USD 19,036,984 CITI
**
9/20/2023 (389,017)
KRW 24,467,773,477 USD 19,036,889 JPMC
**
9/20/2023 (388,922)
NOK 378,301,594 USD 35,900,753 CITI 9/20/2023 (559,672)
NOK 378,301,594 USD 35,900,574 JPMC 9/20/2023 (559,491)
NZD 6,280,500 USD 3,863,180 CITI 9/20/2023 (10,114)
NZD 6,280,500 USD 3,863,161 JPMC 9/20/2023 (10,095)
SEK 61,500,000 USD 5,751,373 CITI 9/20/2023 (27,709)
SEK 61,500,000 USD 5,751,344 JPMC 9/20/2023 (27,680)
SGD 56,893,000 USD 42,267,527 CITI 9/20/2023 (74,229)
SGD 56,893,000 USD 42,267,316 JPMC 9/20/2023 (74,018)
TWD 36,500,000 USD 1,199,138 CITI
**
9/20/2023 (24,453)
TWD 36,500,000 USD 1,199,132 JPMC
**
9/20/2023 (24,447)
USD 19,939,291 AUD 30,335,457 CITI 9/20/2023 (313,334)
USD 19,939,389 AUD 30,335,455 JPMC 9/20/2023 (313,234)
USD 1,123,772 BRL 5,684,153 CITI
**
9/20/2023 (46,700)
USD 1,123,778 BRL 5,684,153 JPMC
**
9/20/2023 (46,694)
USD 107,710,246 CAD 145,748,021 CITI 9/20/2023 (2,444,278)
USD 107,686,323 CAD 145,748,020 JPMC 9/20/2023 (2,468,200)
USD 43,534,486 CHF 39,061,003 CITI 9/20/2023 (468,938)
USD 43,534,697 CHF 39,060,997 JPMC 9/20/2023 (468,721)
USD 670,128 COP 2,991,288,813 CITI
**
9/20/2023 (31,679)
USD 670,482 COP 2,991,288,810 JPMC
**
9/20/2023 (31,326)
USD 8,290,410 CZK 183,066,500 CITI 9/20/2023 (84,151)
USD 8,290,451 CZK 183,066,500 JPMC 9/20/2023 (84,109)
USD 14,032,146 EUR 12,960,000 CITI 9/20/2023 (165,326)
USD 14,032,216 EUR 12,960,000 JPMC 9/20/2023 (165,256)
USD 821,296 GBP 649,500 CITI 9/20/2023 (3,740)
USD 821,300 GBP 649,500 JPMC 9/20/2023 (3,736)
USD 7,701,999 HUF 2,749,584,859 CITI 9/20/2023 (198,348)
USD 7,702,037 HUF 2,749,584,859 JPMC 9/20/2023 (198,309)
USD 136,078 ILS 504,860 CITI 9/20/2023 (529)
USD 136,079 ILS 504,860 JPMC 9/20/2023 (529)
USD 21,456,465 INR 1,779,408,854 CITI
**
9/20/2023 (167,434)
USD 21,456,573 INR 1,779,408,850 JPMC
**
9/20/2023 (167,327)
USD 29,869 KRW 39,302,448 CITI
**
9/20/2023 (85)
USD 29,869 KRW 39,302,446 JPMC
**
9/20/2023 (85)
USD 87,321,775 NOK 966,789,499 CITI 9/20/2023 (2,996,078)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 87,322,212 NOK 966,789,497 JPMC 9/20/2023 $ (2,995,641)
USD 113,485,337 NZD 187,442,032 CITI 9/20/2023 (1,509,744)
USD 113,485,903 NZD 187,442,030 JPMC 9/20/2023 (1,509,176)
USD 6,673,506 PHP 375,753,097 CITI
**
9/20/2023 (110,690)
USD 6,673,540 PHP 375,753,095 JPMC
**
9/20/2023 (110,657)
USD 31,786,509 SEK 344,031,532 CITI 9/20/2023 (231,717)
USD 31,786,668 SEK 344,031,532 JPMC 9/20/2023 (231,559)
USD 85,590,151 ZAR 1,689,352,448 CITI 9/20/2023 (3,457,103)
USD 85,590,579 ZAR 1,689,352,448 JPMC 9/20/2023 (3,456,675)
ZAR 52,500,000 USD 2,807,528 CITI 9/20/2023 (40,207)
ZAR 52,500,000 USD 2,807,514 JPMC 9/20/2023 (40,193)
Total unrealized depreciation (29,473,653)
Net unrealized appreciation $ 8,581,475
** Non-deliverable forward foreign currency exchange contracts.
Total return basket swap contracts outstanding as of June 30, 2023
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the HIBOR plus
or minus a specified spread
(-0.30% to 0.30%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
24 months
maturity ranging
from 01/27/2025
- 06/27/2025 $13,005,988 $45,308 $(71,340) $(26,032)
MLIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the NIBOR plus
or minus a specified spread
(-0.23% to 0.23%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
24-25 months
maturity ranging
from 02/25/2025
- 05/26/2025 $7,425,557 $(68,677) $221,825 $153,148
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA plus
or minus a specified spread
(-0.30% to 0.23%), which is
denominated in SGD based
on the local currencies of the
positions within the swap.
24 months
maturity ranging
from 01/27/2025
- 06/27/2025 $7,041,042 $782 $126,216 $126,998

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.08% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
40-61 months
maturity
ranging from
09/24/2026
- 06/29/2028 $149,585,528 $(73,171) $173,117 $99,946
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Amada Co. Ltd. 96,900 956,002 36,327 36.3
Bank of Kyoto Ltd. (The) 19,800 990,701 73,119 73.2
Capcom Co. Ltd. 31,600 1,252,638 23,415 23.4
Disco Corp. 6,200 982,985 67,230 67.3
Hirose Electric Co. Ltd. 7,200 958,568 (966) (1.0)
Japan Tobacco, Inc. 57,100 1,250,832 7,885 7.9
Lawson, Inc. 22,900 1,015,380 27,933 27.9
Marubeni Corp. 89,600 1,527,143 114,210 114.3
MISUMI Group, Inc. 53,600 1,079,133 (35,994) (36.0)
Mitsubishi Corp. 51,500 2,489,866 62,231 62.3
Mitsubishi UFJ Financial Group, Inc. 243,600 1,795,594 161,577 161.7
Mitsui & Co. Ltd. 37,300 1,411,724 40,376 40.4
Nitto Denko Corp. 14,500 1,076,273 9,587 9.6
Obic Co. Ltd. 6,500 1,043,305 (22,048) (22.1)
Panasonic Holdings Corp. 97,200 1,191,860 64,054 64.1
Recruit Holdings Co. Ltd. 49,900 1,592,576 33,276 33.3
Renesas Electronics Corp. 53,100 1,002,120 70,867 70.9
Sega Sammy Holdings, Inc. 73,400 1,572,433 90,326 90.4
Shin-Etsu Chemical Co. Ltd. 33,500 1,119,502 68,963 69.0
Sojitz Corp. 42,100 931,686 31,982 32.0
Toyo Suisan Kaisha Ltd. 30,400 1,371,402 36,401 36.4
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (80,800) (1,654,502) (78,483) (78.5)
ANA Holdings, Inc. (53,400) (1,272,004) (117,369) (117.4)
Asahi Intecc Co. Ltd. (63,700) (1,254,123) (62,190) (62.2)
Asahi Kasei Corp. (143,100) (968,941) (14,511) (14.5)
Bridgestone Corp. (29,200) (1,199,585) (14,344) (14.4)
Canon, Inc. (35,100) (922,661) (52,793) (52.8)
Fast Retailing Co. Ltd. (4,100) (1,051,547) (49,100) (49.1)
Honda Motor Co. Ltd. (32,300) (978,492) (27,366) (27.4)
Ibiden Co. Ltd. (20,400) (1,160,708) (78,326) (78.4)
Isuzu Motors Ltd. (90,400) (1,096,664) (6,877) (6.9)
ITOCHU Corp. (32,100) (1,275,062) (81,782) (81.8)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
JSR Corp. (59,700) (1,715,550) (363,462) (363.7)
KDDI Corp. (33,700) (1,040,761) (2,684) (2.7)
Kose Corp. (12,100) (1,163,166) 50,230 50.3
Kubota Corp. (95,900) (1,403,868) (66,076) (66.1)
Nintendo Co. Ltd. (27,300) (1,244,561) (90,846) (90.9)
Nippon Telegraph & Telephone Corp. (2,112,500) (2,499,735) (65,582) (65.6)
Nippon Yusen KK (57,400) (1,274,777) (51,156) (51.2)
Nissan Motor Co. Ltd. (226,200) (928,355) (105,197) (105.3)
NTT Data Group Corp. (66,500) (932,390) 12,041 12.0
Rakuten Group, Inc. (325,100) (1,132,820) 111,722 111.8
Resonac Holdings Corp. (59,900) (973,148) (43,983) (44.0)
Sekisui House Ltd. (86,600) (1,749,285) (91,045) (91.1)
Seven & i Holdings Co. Ltd. (23,300) (1,006,610) (17,093) (17.1)
Sharp Corp. (259,300) (1,454,025) 14,964 15.0
SoftBank Corp. (161,200) (1,722,471) (19,602) (19.6)
SUMCO Corp. (67,000) (950,542) (18,406) (18.4)
Sumitomo Electric Industries Ltd. (81,100) (993,652) (46,329) (46.4)
Yaskawa Electric Corp. (27,700) (1,277,056) (51,533) (51.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.21% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
40-61 months
maturity
ranging from
09/21/2026
- 06/29/2028 $778,476,132 $2,948,785 $(907,560) $2,041,225
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Albemarle Corp. 9,508 2,121,140 30,642 1.5
Alphabet, Inc. 22,488 2,691,814 (56,895) (2.8)
Amazon.com, Inc. 29,757 3,879,123 206,216 10.1
Apple, Inc. 16,837 3,265,873 219,049 10.7
Booking Holdings, Inc. 801 2,162,964 61,079 3.0
Builders FirstSource, Inc. 17,627 2,397,272 184,930 9.1
Cadence Design Systems, Inc. 11,953 2,803,218 62,395 3.1
Cardinal Health, Inc. 30,023 2,839,275 232,545 11.4
Cheniere Energy, Inc. 26,551 4,045,310 194,941 9.6
CVS Health Corp. 36,162 2,499,879 (86,272) (4.2)
Deere & Co. 8,859 3,589,578 216,398 10.6
Dick's Sporting Goods, Inc. 16,227 2,145,047 (56,271) (2.8)
Discover Financial Services 20,929 2,445,554 56,718 2.8
Enphase Energy, Inc. 14,843 2,485,906 (103,425) (5.1)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Fiserv, Inc. 22,283 2,811,000 207,900 10.2
General Motors Co. 91,399 3,524,345 167,623 8.2
KLA Corp. 5,847 2,835,912 113,256 5.5
LPL Financial Holdings, Inc. 11,071 2,407,168 154,343 7.6
Marathon Petroleum Corp. 25,152 2,932,723 98,134 4.8
Mastercard, Inc. 9,895 3,891,704 238,272 11.7
McDonald's Corp. 12,815 3,824,124 148,910 7.3
McKesson Corp. 7,056 3,015,099 234,849 11.5
Medpace Holdings, Inc. 9,077 2,180,023 264,161 12.9
Meta Platforms, Inc. 8,034 2,305,597 176,989 8.7
Microsoft Corp. 9,838 3,350,233 135,273 6.6
NVIDIA Corp. 8,650 3,659,123 305,518 15.0
PulteGroup, Inc. 27,989 2,174,186 103,663 5.1
Roper Technologies, Inc. 6,588 3,167,510 191,052 9.4
Schlumberger NV 51,560 2,532,627 88,247 4.3
Sherwin-Williams Co. (The) 8,807 2,338,435 218,061 10.7
Toll Brothers, Inc. 27,369 2,164,067 124,558 6.1
UnitedHealth Group, Inc. 4,797 2,305,630 (62,265) (3.1)
Valero Energy Corp. 18,171 2,131,458 69,903 3.4
Short Positions
Common Stocks
United States
3M Co. (31,363) (3,139,123) (5,959) (0.3)
AbbVie, Inc. (19,276) (2,597,055) 66,502 3.3
Atmos Energy Corp. (22,098) (2,570,881) 20,798 1.0
Coherent Corp. (43,322) (2,208,556) (493,537) (24.2)
DuPont de Nemours, Inc. (31,979) (2,284,580) (56,603) (2.8)
Envestnet, Inc. (38,139) (2,263,550) (196,225) (9.6)
Hanesbrands, Inc. (518,217) (2,352,705) 41,457 2.0
Honeywell International, Inc. (16,364) (3,395,530) (157,258) (7.7)
McCormick & Co., Inc. (Non-Voting) (25,788) (2,249,487) 88,630 4.3
Medtronic plc (30,303) (2,669,694) (126,613) (6.2)
MKS Instruments, Inc. (21,701) (2,345,878) (151,377) (7.4)
PepsiCo, Inc. (11,213) (2,076,872) (32,181) (1.6)
Procter & Gamble Co. (The) (19,496) (2,958,323) (122,097) (6.0)
Seagate Technology Holdings plc (33,107) (2,048,330) (13,789) (0.7)
Stanley Black & Decker, Inc. (33,870) (3,173,958) (308,556) (15.1)
United Parcel Service, Inc. (12,368) (2,216,964) (108,344) (5.3)
Verizon Communications, Inc. (109,676) (4,078,850) (176,044) (8.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.59% to 0.35%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
24 months
maturity
ranging from
01/28/2025
- 06/27/2025 $54,883,161 $(243,737) $346,862 $103,125

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Allkem Ltd. 121,924 1,311,177 35,216 34.1
ALS Ltd. 81,857 611,647 3,103 3.0
Ampol Ltd. 15,600 311,633 3,823 3.7
ANZ Group Holdings Ltd. 51,975 822,753 34,384 33.3
Aristocrat Leisure Ltd. 73,532 1,902,480 47,971 46.5
Aurizon Holdings Ltd. 457,332 1,196,474 26,612 25.8
BlueScope Steel Ltd. 110,785 1,524,715 27,324 26.5
Brambles Ltd. 107,122 1,030,039 26,014 25.2
Computershare Ltd. 36,094 563,283 25,178 24.4
Incitec Pivot Ltd. 544,085 995,598 24,252 23.5
JB Hi-Fi Ltd. 46,091 1,348,932 73,201 71.0
Medibank Pvt Ltd. 235,454 553,076 (8,439) (8.2)
Origin Energy Ltd. 517,171 2,906,787 2,539 2.5
Pilbara Minerals Ltd. 131,812 433,222 6,199 6.0
Qantas Airways Ltd. 730,219 3,026,113 78,314 75.9
Qube Holdings Ltd. 336,634 641,611 18,200 17.6
Sonic Healthcare Ltd. 46,944 1,116,406 30,964 30.0
South32 Ltd. 328,341 826,630 15,163 14.7
Suncorp Group Ltd. 117,538 1,056,105 8,479 8.2
Telstra Group Ltd. 317,237 910,058 (764) (0.7)
Whitehaven Coal Ltd. 206,706 926,631 18,580 18.0
Short Positions
Common Stocks
Australia
Alumina Ltd. (316,481) (293,535) (14,194) (13.8)
APA Group (84,709) (548,064) 12,275 11.9
carsales.com Ltd. (68,164) (1,090,051) (28,879) (28.0)
Commonwealth Bank of Australia (30,518) (2,043,082) (52,208) (50.6)
Domino's Pizza Enterprises Ltd. (49,252) (1,531,093) (103,292) (100.2)
Endeavour Group Ltd. (171,231) (720,657) (14,591) (14.1)
Evolution Mining Ltd. (185,834) (404,595) 10,113 9.8
Fortescue Metals Group Ltd. (27,734) (411,537) (17,281) (16.8)
IDP Education Ltd. (103,941) (1,539,243) (46,814) (45.4)
Insurance Australia Group Ltd. (183,061) (696,160) (18,140) (17.6)
Lendlease Corp. Ltd. (152,822) (792,908) (80,291) (77.9)
Macquarie Group Ltd. (3,571) (424,906) (14,202) (13.8)
Mineral Resources Ltd. (11,329) (542,577) (18,677) (18.1)
National Australia Bank Ltd. (20,133) (354,096) (11,162) (10.8)
NEXTDC Ltd. (177,892) (1,500,122) (42,539) (41.2)
Pro Medicus Ltd. (15,562) (684,895) (6,296) (6.1)
QBE Insurance Group Ltd. (51,956) (542,464) (15,692) (15.2)
REA Group Ltd. (18,090) (1,737,785) (125,769) (122.0)
Reece Ltd. (48,834) (608,347) (15,311) (14.8)
Seven Group Holdings Ltd. (30,223) (498,422) (6,370) (6.2)
Transurban Group (108,265) (1,030,831) 1,217 1.2
Wesfarmers Ltd. (67,135) (2,213,394) (53,323) (51.7)
Westpac Banking Corp. (22,043) (313,862) (10,198) (9.9)
WiseTech Global Ltd. (15,534) (833,217) (33,525) (32.5)
Woodside Energy Group Ltd. (51,034) (1,180,497) (32,442) (31.5)
Woolworths Group Ltd. (35,954) (952,646) (5,633) (5.5)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Worley Ltd. (41,298) (436,078) (6,912) (6.7)
United States
CSL Ltd. (17,403) (3,222,667) 23,376 22.7
James Hardie Industries plc (64,255) (1,714,064) (51,149) (49.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
or CORRA plus or minus a
specified spread (-0.77% to
0.23%), which is denominated
in CAD based on the local
currencies of the positions
within the swap.
24-25 months
maturity
ranging from
01/27/2025
- 07/25/2025 $78,701,656 $257,782 $948,042 $1,205,824
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd. 12,876 642,950 14,191 1.2
Air Canada 95,325 1,798,205 148,707 12.3
Alamos Gold, Inc. 45,808 545,650 17,981 1.5
Alimentation Couche-Tard, Inc. 69,601 3,568,972 166,549 13.8
ARC Resources Ltd. 157,661 2,102,940 (67,837) (5.6)
Atco Ltd. 25,407 756,408 5,370 0.4
Bank of Nova Scotia (The) 17,203 860,702 29,088 2.4
Bombardier, Inc. 14,259 702,967 28,108 2.3
Boralex, Inc. 20,068 546,407 (4,545) (0.4)
Brookfield Corp. 43,533 1,465,614 105,156 8.7
CCL Industries, Inc. 10,866 534,134 24,689 2.0
Empire Co. Ltd. 37,749 1,072,274 23,366 1.9
Fairfax Financial Holdings Ltd. 2,270 1,700,320 22,807 1.9
Finning International, Inc. 35,411 1,089,261 25,127 2.1
George Weston Ltd. 7,035 831,720 9,506 0.8
iA Financial Corp., Inc. 12,552 855,118 21,792 1.8
Imperial Oil Ltd. 16,989 869,231 25,136 2.1
Loblaw Cos. Ltd. 8,221 752,627 18,245 1.5
MEG Energy Corp. 67,345 1,067,556 35,585 3.0
Metro, Inc. 16,444 928,734 21,350 1.8
National Bank of Canada 14,991 1,116,899 27,724 2.3
Nutrien Ltd. 11,194 660,866 (1,943) (0.2)
Onex Corp. 13,443 742,498 28,616 2.4
Open Text Corp. 32,047 1,332,923 56,607 4.7
Pembina Pipeline Corp. 29,969 942,222 29,635 2.5
Quebecor, Inc. 21,584 531,963 17,433 1.4
Sun Life Financial, Inc. 23,040 1,201,089 28,871 2.4
Toromont Industries Ltd. 8,763 719,892 38,631 3.2

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Tourmaline Oil Corp. 24,339 1,146,813 15,800 1.3
West Fraser Timber Co. Ltd. 22,724 1,952,231 113,899 9.4
Whitecap Resources, Inc. 179,901 1,258,866 25,802 2.1
Short Positions
Common Stocks
Canada
Algonquin Power & Utilities Corp. (215,826) (1,783,955) (5,367) (0.4)
Bank of Montreal (17,979) (1,623,708) (30,808) (2.6)
Barrick Gold Corp. (101,304) (1,713,699) (48,176) (4.0)
BCE, Inc. (51,155) (2,332,336) (57,165) (4.7)
CAE, Inc. (30,908) (691,770) (37,563) (3.1)
Canadian Imperial Bank of Commerce (59,645) (2,546,534) (9,905) (0.8)
Canadian Pacific Kansas City Ltd. (49,559) (4,002,878) (70,705) (5.9)
Emera, Inc. (22,140) (911,839) (17,047) (1.4)
Fortis, Inc. (27,860) (1,200,625) (21,241) (1.8)
GFL Environmental, Inc. (26,183) (1,016,685) (48,225) (4.0)
Kinross Gold Corp. (133,974) (639,151) (20,226) (1.7)
Magna International, Inc. (15,832) (893,810) (57,723) (4.8)
Manulife Financial Corp. (98,541) (1,862,590) (69,178) (5.7)
Pan American Silver Corp. (88,880) (1,294,874) (4,026) (0.3)
RB Global, Inc. (10,472) (628,439) (33,517) (2.8)
Rogers Communications, Inc. (76,264) (3,479,446) (90,383) (7.5)
Royal Bank of Canada (37,775) (3,607,694) (82,693) (6.9)
Suncor Energy, Inc. (81,683) (2,396,076) (41,312) (3.4)
United States
BRP, Inc. (11,313) (956,364) (62,340) (5.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-5.00% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
02/25/2025
- 07/25/2025 $31,001,109 $(161,067) $118,718 $(42,349)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 94,440 3,715,350 83,186 (196.4)
Alcon, Inc. 4,205 348,857 10,690 (25.2)
Barry Callebaut AG (Registered) 309 597,013 14,951 (35.3)
Belimo Holding AG (Registered) 229 114,457 8,051 (19.0)
Chocoladefabriken Lindt & Spruengli AG 50 628,649 18,628 (44.0)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Clariant AG (Registered) 8,589 124,253 4,206 (9.9)
DKSH Holding AG 7,539 561,150 7,759 (18.3)
Galenica AG 7,724 624,448 9,152 (21.6)
Georg Fischer AG (Registered) 6,679 502,331 21,023 (49.6)
Helvetia Holding AG (Registered) 5,738 777,696 (11,475) 27.1
Julius Baer Group Ltd. 3,724 235,012 6,592 (15.6)
Novartis AG (Registered) 21,587 2,176,389 31,798 (75.1)
SGS SA (Registered) 3,237 306,223 6,628 (15.7)
Swatch Group AG (The) 1,552 453,793 5,905 (13.9)
Swisscom AG (Registered) 3,378 2,108,348 13,728 (32.4)
Temenos AG (Registered) 3,951 314,601 11,252 (26.6)
UBS Group AG (Registered) 39,808 806,855 25,861 (61.1)
United States
Holcim AG 11,109 748,827 12,252 (28.9)
Short Positions
Common Stocks
Austria
ams-OSRAM AG (89,863) (647,632) (12,903) 30.5
Switzerland
Adecco Group AG (Registered) (34,963) (1,145,086) (30,238) 71.4
Bachem Holding AG (7,830) (683,682) (22,474) 53.1
Baloise Holding AG (Registered) (2,304) (338,900) 9,383 (22.2)
Banque Cantonale Vaudoise (Registered) (7,217) (762,297) (13,643) 32.2
Dufry AG (Registered) (18,779) (856,547) (50,878) 120.1
EMS-Chemie Holding AG (Registered) (96) (72,750) (1,556) 3.7
Flughafen Zurich AG (Registered) (1,866) (388,135) (9,118) 21.5
Geberit AG (Registered) (3,846) (2,015,626) (56,639) 133.7
Givaudan SA (Registered) (315) (1,044,837) (995) 2.4
Lonza Group AG (Registered) (1,188) (710,083) (22,881) 54.0
Partners Group Holding AG (1,578) (1,487,802) (51,361) 121.3
Schindler Holding AG (5,296) (1,243,537) (56,589) 133.6
SIG Group AG (71,352) (1,971,222) (30,875) 72.9
Sika AG (Registered) (1,203) (344,540) (17,530) 41.4
Sonova Holding AG (Registered) (792) (211,335) (5,548) 13.1
Straumann Holding AG (Registered) (2,981) (484,729) (25,775) 60.9
VAT Group AG (1,372) (568,302) (25,817) 61.0
United States
Roche Holding AG (1,094) (334,184) (2,823) 6.7
Swiss Re AG (5,415) (545,631) (12,994) 30.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-1.50% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 07/25/2025 $18,165,434 $108,415 $95,805 $204,220

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 304 534,507 3,448 1.7
Carlsberg A/S 7,741 1,239,576 34,210 16.8
Danske Bank A/S 7,193 175,196 6,971 3.4
DSV A/S 4,135 868,522 45,582 22.3
Genmab A/S 4,288 1,624,971 (8,284) (4.1)
ISS A/S 54,834 1,159,989 40,567 19.9
Jyske Bank A/S (Registered) 9,217 701,160 10,104 4.9
Novo Nordisk A/S 25,070 4,049,804 100,181 49.1
Pandora A/S 12,456 1,113,338 43,986 21.5
Short Positions
Common Stocks
Denmark
Ambu A/S (10,399) (170,475) (3,749) (1.8)
Coloplast A/S (3,877) (485,153) (9,141) (4.5)
Demant A/S (8,876) (375,694) (10,820) (5.3)
Novozymes A/S (42,420) (1,979,279) (19,759) (9.7)
Orsted A/S (18,790) (1,781,336) (52,748) (25.8)
ROCKWOOL A/S (3,369) (871,247) (58,806) (28.8)
Royal Unibrew A/S (6,060) (542,451) (13,286) (6.5)
Tryg A/S (11,868) (257,013) 2,140 1.0
Vestas Wind Systems A/S (8,866) (235,723) (2,181) (1.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-1.75% to 0.30%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
02/25/2025
- 07/25/2025 $208,854,258 $313,407 $735,476 $1,048,883
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Cie de Saint-Gobain 27,617 1,681,500 54,475 5.2
Dassault Systemes SE 44,189 1,958,058 60,397 5.8
Eiffage SA 15,004 1,566,546 20,995 2.0

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
Getlink SE 107,444 1,828,467 12,961 1.2
Hermes International 1,789 3,888,784 149,621 14.3
LVMH Moet Hennessy Louis Vuitton SE 4,335 4,087,525 137,681 13.1
Renault SA 32,026 1,351,291 105,170 10.0
Rexel SA 89,796 2,219,212 78,231 7.5
Sodexo SA 13,589 1,496,385 (20,187) (1.9)
Vinci SA 12,374 1,437,802 32,485 3.1
Germany
Bayerische Motoren Werke AG 17,449 2,146,351 73,795 7.0
Commerzbank AG 120,493 1,335,768 72,131 6.9
Deutsche Lufthansa AG (Registered) 277,013 2,840,367 63,676 6.1
Heidelberg Materials AG 23,713 1,950,124 48,783 4.7
RWE AG 40,495 1,764,623 16,540 1.6
Italy
Banco BPM SpA 290,410 1,348,906 85,648 8.2
Ferrari NV 7,090 2,318,060 139,431 13.3
Prysmian SpA 59,658 2,495,118 219,925 21.0
UniCredit SpA 69,380 1,613,333 65,695 6.3
Netherlands
ASML Holding NV 1,796 1,302,690 35,802 3.4
Koninklijke Ahold Delhaize NV 66,593 2,270,357 73,292 7.0
Wolters Kluwer NV 30,068 3,817,839 20,058 1.9
Singapore
STMicroelectronics NV 28,220 1,407,427 66,979 6.4
Spain
Industria de Diseno Textil SA 81,165 3,148,212 143,125 13.6
United States
Sanofi 15,360 1,653,593 13,713 1.3
Short Positions
Common Stocks
Belgium
UCB SA (21,740) (1,927,435) (8,848) (0.8)
Finland
Fortum OYJ (117,846) (1,577,073) (8,231) (0.8)
Kone OYJ (29,820) (1,557,934) (15,558) (1.5)
France
Alstom SA (56,120) (1,675,225) (19,345) (1.8)
Cie Generale des Etablissements Michelin SCA (78,185) (2,312,816) (56,222) (5.4)
EssilorLuxottica SA (8,922) (1,682,424) (49,166) (4.7)
Kering SA (2,743) (1,514,682) (10,918) (1.0)
L'Oreal SA (4,258) (1,986,255) (109,370) (10.4)
Societe Generale SA (70,965) (1,845,533) (81,131) (7.7)
TotalEnergies SE (31,600) (1,813,986) (1,272) (0.1)
Germany
adidas AG (18,548) (3,600,687) (26,782) (2.6)
Bayer AG (Registered) (29,985) (1,659,822) (19,679) (1.9)
Covestro AG (35,733) (1,859,284) 74,712 7.1
Deutsche Bank AG (Registered) (143,954) (1,513,355) (71,651) (6.8)
Fresenius Medical Care AG & Co. KGaA (60,932) (2,912,009) 18,826 1.8
Italy
Enel SpA (218,462) (1,472,964) (23,578) (2.2)
Luxembourg
Eurofins Scientific SE (43,145) (2,741,772) (101,902) (9.7)
Netherlands
Adyen NV (1,652) (2,860,715) (82,706) (7.9)
Koninklijke Philips NV (165,750) (3,591,414) (176,657) (16.8)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Netherlands (continued)
NN Group NV (74,438) (2,755,521) (151,977) (14.5)
Portugal
EDP - Energias de Portugal SA (293,457) (1,434,320) 6,671 0.6
Spain
Grifols SA (130,578) (1,675,163) (40,128) (3.8)
United States
Schneider Electric SE (14,140) (2,568,909) (111,596) (10.6)
Preferred Stocks
Germany
Henkel AG & Co. KGaA (Preference) (32,981) (2,637,697) (42,900) (4.1)
Sartorius AG (Preference) (5,662) (1,961,649) (93,281) (8.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.23% to 0.30%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 05/27/2025 $73,784,734 $388,448 $(232,589) $155,859
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Glencore plc 154,469 875,822 17,749 11.4
Netherlands
Shell plc 86,243 2,572,774 8,709 5.6
United Kingdom
Associated British Foods plc 35,725 904,660 25,828 16.6
AstraZeneca plc 15,728 2,254,676 (851) (0.5)
Auto Trader Group plc 137,254 1,065,712 30,295 19.4
Aviva plc 175,399 882,477 17,067 11.0
BAE Systems plc 170,760 2,013,474 21,784 14.0
BP plc 440,127 2,562,586 (3,047) (2.0)
British American Tobacco plc 32,448 1,078,099 897 0.6
Centrica plc 1,470,609 2,318,772 99,976 64.1
Compass Group plc 23,316 652,921 10,060 6.5
DS Smith plc 342,586 1,185,477 21,627 13.9
Howden Joinery Group plc 75,876 619,935 11,117 7.1
HSBC Holdings plc 80,707 639,025 19,836 12.7
InterContinental Hotels Group plc 32,589 2,252,765 87,344 56.0
Lloyds Banking Group plc 1,119,021 620,328 24,011 15.4
Man Group plc 331,301 920,050 14,170 9.1

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
National Grid plc 42,995 570,044 4,077 2.6
Pearson plc 115,397 1,209,803 13,041 8.4
Reckitt Benckiser Group plc 20,526 1,542,547 (36,133) (23.2)
RELX plc 58,439 1,949,567 28,076 18.0
Rightmove plc 93,248 619,470 25,214 16.2
Rolls-Royce Holdings plc 439,944 846,013 (19,456) (12.5)
Sage Group plc (The) 95,418 1,120,867 69,017 44.3
Spectris plc 21,800 996,056 21,786 14.0
Standard Chartered plc 156,556 1,362,052 53,776 34.5
Tesco plc 353,598 1,115,441 (15,315) (9.8)
Short Positions
Common Stocks
Australia
Rio Tinto plc (14,572) (926,046) 1,682 1.1
Chile
Antofagasta plc (69,569) (1,293,737) 5,930 3.8
Hong Kong
Prudential plc (70,656) (997,903) (31,926) (20.5)
Italy
Coca-Cola HBC AG (30,074) (897,104) (11,003) (7.1)
Jordan
Hikma Pharmaceuticals plc (29,573) (711,667) (29,619) (19.0)
United Kingdom
abrdn plc (528,800) (1,468,472) (76,967) (49.4)
B&M European Value Retail SA (139,116) (985,266) 34,163 21.9
Bellway plc (24,249) (613,137) (3,987) (2.6)
ConvaTec Group plc (250,114) (652,315) 13,469 8.6
Direct Line Insurance Group plc (478,042) (826,524) 67,147 43.1
International Distributions Services plc (253,282) (711,966) (22,689) (14.6)
ITV plc (1,052,709) (915,129) (19,914) (12.8)
J Sainsbury plc (278,387) (951,660) (18,638) (12.0)
Kingfisher plc (679,722) (2,003,303) (55,818) (35.8)
Ocado Group plc (95,998) (694,682) (47,788) (30.7)
Pennon Group plc (93,060) (840,846) 17,186 11.0
Persimmon plc (84,651) (1,102,978) 38,744 24.9
Rentokil Initial plc (294,164) (2,299,983) 17,759 11.4
Schroders plc (144,609) (804,551) (14,174) (9.1)
Severn Trent plc (45,235) (1,474,674) 62,072 39.8
Smith & Nephew plc (36,022) (581,155) (14,338) (9.2)
United Utilities Group plc (58,386) (713,915) 22,694 14.6
Weir Group plc (The) (42,738) (954,154) (12,443) (8.0)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-3.50% to 0.30%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
02/25/2025
- 06/25/2025 $26,437,013 $(53,280) $208,695 $155,415
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 67,068 730,550 31,470 20.2
Sweden
Assa Abloy AB 11,586 278,492 13,693 8.8
Axfood AB 38,774 820,603 16,747 10.8
Billerud AB 53,976 410,788 (2,789) (1.8)
Elekta AB 14,081 108,935 4,539 2.9
Evolution AB 11,310 1,433,246 15,688 10.1
Getinge AB 6,763 118,648 4,900 3.2
Hexpol AB 20,701 219,802 6,753 4.3
Nibe Industrier AB 72,391 688,319 29,203 18.8
Saab AB 25,126 1,360,222 43,196 27.8
Sandvik AB 18,542 362,018 9,241 5.9
SSAB AB 237,945 1,649,942 (39,997) (25.7)
Swedbank AB 20,987 354,179 6,097 3.9
Telefonaktiebolaget LM Ericsson 163,361 887,589 63,767 41.0
Trelleborg AB 33,201 805,765 (10,612) (6.8)
Volvo AB 71,806 1,486,027 62,031 39.9
Short Positions
Common Stocks
Guatemala
Millicom International Cellular SA (8,922) (136,522) 7,830 5.0
Sweden
Alfa Laval AB (22,810) (832,055) (33,255) (21.4)
Atlas Copco AB (12,185) (175,913) (2,493) (1.6)
Beijer Ref AB (44,890) (573,402) (26,082) (16.8)
Boliden AB (6,083) (176,274) (1,404) (0.9)
Electrolux AB (56,937) (778,074) (37,679) (24.2)
Embracer Group AB (164,056) (410,266) 431 0.3
Epiroc AB (5,413) (102,532) (1,403) (0.9)
EQT AB (39,691) (764,121) (11,055) (7.1)
Essity AB (48,888) (1,301,969) (1,505) (1.0)
H & M Hennes & Mauritz AB (9,188) (158,009) (24,585) (15.8)
Hexagon AB (94,943) (1,167,830) (36,574) (23.5)
Holmen AB (6,483) (233,004) (2,725) (1.8)
Husqvarna AB (57,822) (524,652) (15,342) (9.9)
Lifco AB (4,630) (100,831) (4,757) (3.1)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Securitas AB (177,087) (1,454,549) (70,409) (45.3)
SKF AB (69,398) (1,209,295) (902) (0.6)
Svenska Cellulosa AB SCA (40,642) (518,795) 3,674 2.4
Svenska Handelsbanken AB (189,052) (1,582,791) (29,407) (18.9)
Swedish Orphan Biovitrum AB (22,455) (438,889) (7,309) (4.7)
Tele2 AB (39,237) (324,502) (982) (0.6)
Telia Co. AB (709,723) (1,557,029) (16,672) (10.7)
United States
Sinch AB (88,828) (200,584) 5,398 3.5
Collateral pledged to, or (received from), each counterparty at June 30, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 12,475,361 $ 12,475,361
CITG
Cash – 2,412,968 2,412,968
CITI
Investment Companies 22,623,874 – 22,623,874
GSCO
Cash – 17,495,887 17,495,887
GSIN
Cash (722,369) – (722,369)
U.S. Treasury Bills 48,712,183 – 48,712,183
JPMC
Investment Companies 28,395,124 – 28,395,124
JPMS
Cash – 3,770,299 3,770,299
MLIN
Cash (1,985,306) – (1,985,306)
U.S. Treasury Bills 2,959,472 – 2,959,472
MSCL
Cash – 9,877,131 9,877,131
MSCS
U.S. Treasury Bills 3,577,530 – 3,577,530
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 6,691,915 $ 6,691,915
JPPC
Cash – 5,741,967 5,741,967
MSCL
Cash – 22,039,477 22,039,477

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 87.7%
INVESTMENT COMPANIES - 26.0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.02% (1)(a)(b) 13,097,709 13,097,709
Limited Purpose Cash Investment
Fund, 5.10% (1)(a) 28,453,320 28,441,939
TOTAL INVESTMENT COMPANIES
(Cost $41,531,390) 41,539,648
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 61.7%
U.S. Treasury Bills
4.75%, 7/6/2023 (c) $ 1,588,000 1,587,345
4.82%, 7/13/2023 (c) 757,000 755,947
4.79%, 8/3/2023 (c) 133,000 132,414
4.85%, 8/10/2023 (c) 7,326,000 7,286,310
4.96%, 8/17/2023 (c) 2,879,000 2,860,423
5.04%, 8/24/2023 (c) 6,414,000 6,366,009
5.07%, 8/31/2023 (c) 8,621,000 8,548,070
5.10%, 9/7/2023 (c) 12,835,000 12,714,169
4.81%, 9/14/2023 (c)(d) 3,374,000 3,338,690
4.76%, 9/28/2023 (c)(d) 3,077,000 3,038,630
4.91%, 10/12/2023 (c)(d) 526,000 518,347
4.99%, 10/19/2023 (c)(d) 18,780,000 18,486,963
4.96%, 10/26/2023 (c)(d) 8,486,000 8,345,038
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 61.7% (continued)
5.02%, 11/2/2023 (c)(d) $ 3,227,000 3,170,099
5.01%, 11/9/2023 (c) 565,000 554,499
5.11%, 11/16/2023 (c) 3,559,000 3,489,354
5.31%, 11/24/2023 (c) 470,000 460,258
5.44%, 11/30/2023 (c)(d) 2,566,000 2,510,418
5.36%, 12/28/2023 (c) 15,139,000 14,747,046
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $98,939,639) 98,910,029
TOTAL SHORT-TERM INVESTMENTS
(Cost $140,471,029) 140,449,677
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 87.7%
(Cost $140,471,029) 140,449,677
OTHER ASSETS IN EXCESS OF
LIABILITIES - 12.3% (e) 19,622,686
NET ASSETS - 100.0% 160,072,363
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies 41,539,648 26.0
U.S. Treasury Obligations 98,910,029 61.7
Total Investments In Securities
At Value $ 140,449,677 87.7
Other Assets in Excess of
Liabilities (e) 19,622,686 12.3
Net Assets
$ 160,072,363 100.0%
(a) Represents 7-day effective yield as of June 30, 2023.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
Credit default swap contracts outstanding - sell protection as of June 30, 2023 :
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 39.V1 5.00 % Quarterly 6/20/2028 4.00 % EUR 685,000 $ 19,233 $ 11,511 $ 30,744
iTraxx Europe Main Index
Series 39.V1 1.00 Quarterly 6/20/2028 0.74 EUR 3,528,000 34,393 12,170 46,563
Markit CDX North America
High Yield Index Series
40.V1 5.00 Quarterly 6/20/2028 4.29 USD 446,000 9,379 3,759 13,138
Markit CDX North America
Investment Grade Index
Series 40.V1 1.00 Quarterly 6/20/2028 0.66 USD 3,031,000 37,135 9,137 46,272
100,140 36,577 136,717
Markit CDX North America
Emerging Markets Index
Series 39.V1 1.00 % Quarterly 6/20/2028 2.13 % USD 698,000 $ (38,188) $ 5,074 $ (33,114)
(38,188) 5,074 (33,114)
$ 61,952 $ 41,651 $ 103,603
Forward effective interest rate swap contracts outstanding as of June 30, 2023:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SARON Annual 2.00% Annual 9/20/2028 CHF 2,500,000 $ 14,686 $ 9,621 $ 24,307
Pay 1D SARON Annual 2.00% Annual 9/20/2033 CHF 500,000 5,591 5,970 11,561
Pay 1D TONAR Annual 0.50% Annual 9/22/2025 JPY 700,000 23 17 40
Pay 1D TONAR Annual 0.50% Annual 12/20/2028 JPY 909,300,000 60,304 6,861 67,165
Pay 1D TONAR Annual 1.00% Annual 9/20/2033 JPY 4,200,000 1,131 26 1,157
Pay 1M TIIE Monthly 8.00% Monthly 12/13/2028 MXN 10,000,000 8,187 (5,653) 2,534
Pay 3M BBR Qtrly 4.50% Semi 9/14/2033 NZD 2,300,000 (14,715) 17,527 2,812
Pay 6M EURIBOR Semi 3.19% Annual 12/20/2028 EUR 32,100,000 297,696 (214,889) 82,807
Pay 6M PRIBOR Semi 5.50% Annual 9/17/2025 CZK 100,000 7 5 12
Pay 6M PRIBOR Semi 4.50% Annual 12/20/2028 CZK 2,000,000 967 614 1,581
Pay 6M WIBOR Semi 6.00% Annual 9/17/2025 PLN 200,000 10 500 510
Pay 6M WIBOR Semi 5.50% Annual 12/17/2025 PLN 1,000,000 437 1,379 1,816
Pay 6M WIBOR Semi 5.00% Annual 9/20/2028 PLN 100,000 (223) 364 141
Pay 6M WIBOR Semi 5.50% Annual 9/20/2028 PLN 400,000 1,979 654 2,633
Pay 6M WIBOR Semi 5.00% Annual 12/20/2028 PLN 400,000 1,353 (254) 1,099
Pay 6M WIBOR Semi 5.50% Annual 12/20/2028 PLN 500,000 2,033 1,897 3,930
Receive 1D CORRA Semi 3.50% Semi 9/18/2025 CAD 36,400,000 6,294 561,069 567,363
Receive 1D CORRA Semi 3.50% Semi 12/18/2025 CAD 500,000 2,785 3,596 6,381
Receive 1D CORRA Semi 4.00% Semi 12/18/2025 CAD 800,000 3,486 1,151 4,637
Receive 1D CORRA Semi 3.50% Semi 12/18/2028 CAD 100,000 229 (71) 158
Receive 1D CORRA Semi 3.00% Semi 12/19/2033 CAD 100,000 1,918 269 2,187
Receive 1D SARON Annual 1.50% Annual 9/22/2025 CHF 3,700,000 21,153 17,169 38,322
Receive 1D SARON Annual 1.50% Annual 12/22/2025 CHF 4,900,000 36,762 13,178 49,940
Receive 1D SOFR Annual 4.50% Annual 9/22/2025 USD 24,900,000 (480,747) 532,792 52,045
Receive 1D SOFR Annual 3.50% Annual 9/22/2025 USD 8,700,000 154,074 27,079 181,153
Receive 1D SOFR Annual 4.19% Annual 12/22/2025 USD 33,300,000 (201,251) 307,503 106,252
Receive 1D SOFR Annual 3.50% Annual 9/20/2033 USD 1,600,000 (53,282) 53,589 307
Receive 1D SONIA Annual 4.00% Annual 9/22/2025 GBP 11,400,000 26,927 492,268 519,195
Receive 1D SONIA Annual 3.50% Annual 9/20/2028 GBP 3,400,000 (1,902) 281,245 279,343

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SONIA Annual 3.82% Annual 12/20/2028 GBP 42,300,000 $ 1,435,389 $ 1,009,392 $ 2,444,781
Receive 1D TONAR Annual 0.50% Annual 12/20/2033 JPY 498,700,000 51,721 (10,001) 41,720
Receive 1M TIIE Monthly 8.50% Monthly 12/17/2025 MXN 105,400,000 11,516 16,136 27,652
Receive 3M BBR Qtrly 4.50% Semi 9/10/2025 NZD 3,500,000 15,039 19,323 34,362
Receive 3M BBR Qtrly 5.00% Semi 9/10/2025 NZD 8,900,000 (36,382) 73,383 37,001
Receive 3M BBR Qtrly 3.50% Qtrly 9/11/2025 AUD 59,100,000 (82,937) 798,494 715,557
Receive 3M BBR Qtrly 4.00% Qtrly 9/11/2025 AUD 1,000,000 (7,662) 13,446 5,784
Receive 3M BBR Qtrly 5.00% Semi 12/10/2025 NZD 7,700,000 (14,332) 30,000 15,668
Receive 3M BBR Qtrly 4.00% Qtrly 12/11/2025 AUD 5,600,000 19,549 6,918 26,467
Receive 3M BBR Qtrly 3.50% Qtrly 12/11/2025 AUD 3,500,000 10,936 27,510 38,446
Receive 3M BBR Qtrly 4.00% Semi 12/14/2033 NZD 1,400,000 21,986 7,276 29,262
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 12/17/2025 KRW 3,420,700,000 6 6,589 6,595
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 12/20/2028 KRW 100,000,000 960 616 1,576
Receive 3M HIBOR Qtrly 4.00% Qtrly 12/17/2025 HKD 26,400,000 6,821 14,968 21,789
Receive 3M HIBOR Qtrly 3.50% Qtrly 12/20/2028 HKD 13,900,000 26,692 9,505 36,197
Receive 3M JIBAR Qtrly 8.00% Qtrly 9/17/2025 ZAR 62,300,000 5,304 22,396 27,700
Receive 3M JIBAR Qtrly 7.50% Qtrly 9/17/2025 ZAR 12,000,000 2,632 8,361 10,993
Receive 3M JIBAR Qtrly 8.50% Qtrly 9/20/2028 ZAR 25,000,000 5,348 8,765 14,113
Receive 3M STIBOR Qtrly 3.50% Annual 9/17/2025 SEK 161,300,000 53,314 86,801 140,115
Receive 3M STIBOR Qtrly 3.50% Annual 12/17/2025 SEK 85,300,000 (4,867) 60,515 55,648
Receive 3M STIBOR Qtrly 3.00% Annual 9/20/2028 SEK 1,000,000 498 887 1,385
Receive 3M STIBOR Qtrly 3.00% Annual 12/21/2033 SEK 2,600,000 (1,582) 1,807 225
Receive 6M EURIBOR Semi 3.75% Annual 9/22/2025 EUR 900,000 (11,668) 12,896 1,228
Receive 6M EURIBOR Semi 2.75% Annual 9/22/2025 EUR 1,200,000 22,313 3,985 26,298
Receive 6M EURIBOR Semi 3.55% Annual 12/22/2025 EUR 78,800,000 (401,486) 630,105 228,619
Receive 6M EURIBOR Semi 2.50% Annual 9/20/2033 EUR 100,000 4,561 1 4,562
Receive 6M NIBOR Semi 3.50% Annual 9/17/2025 NOK 38,300,000 18,943 63,907 82,850
Receive 6M NIBOR Semi 4.00% Annual 9/17/2025 NOK 68,000,000 (16,888) 105,384 88,496
Receive 6M NIBOR Semi 3.00% Annual 9/17/2025 NOK 5,000,000 1,726 13,399 15,125
Receive 6M NIBOR Semi 4.00% Annual 12/17/2025 NOK 122,100,000 13,367 121,851 135,218
Receive 6M NIBOR Semi 3.50% Annual 12/17/2025 NOK 2,000,000 1,101 2,821 3,922
Receive 6M NIBOR Semi 4.50% Annual 12/17/2025 NOK 2,000,000 (117) 625 508
Receive 6M NIBOR Semi 3.50% Annual 12/21/2033 NOK 20,200,000 5,496 38,632 44,128
1,053,209 5,322,169 6,375,378
Pay 1D CORRA Semi 3.00% Semi 9/18/2028 CAD 13,000,000 41,228 (325,047) (283,819)
Pay 1D CORRA Semi 3.00% Semi 12/18/2028 CAD 400,000 (3,712) (3,559) (7,271)
Pay 1D CORRA Semi 3.00% Semi 9/19/2033 CAD 800,000 (26,533) 6,400 (20,133)
Pay 1D SARON Annual 1.50% Annual 12/20/2028 CHF 3,800,000 (54,387) (7,643) (62,030)
Pay 1D SOFR Annual 3.75% Annual 9/20/2028 USD 13,400,000 313,546 (348,996) (35,450)
Pay 1D SOFR Annual 3.63% Annual 12/20/2028 USD 17,600,000 178,841 (221,315) (42,474)
Pay 1D SOFR Annual 3.00% Annual 9/20/2033 USD 2,600,000 (106,856) (616) (107,472)
Pay 1D SONIA Annual 4.25% Annual 12/22/2025 GBP 45,700,000 (861,856) (809,653) (1,671,509)
Pay 1D SONIA Annual 3.25% Annual 9/20/2033 GBP 3,800,000 (178,791) (222,575) (401,366)
Pay 1D SONIA Annual 3.62% Annual 12/20/2033 GBP 12,400,000 (578,716) (187,002) (765,718)
Pay 1D TONAR Annual 0.00% Annual 9/22/2025 JPY 120,000,000 (1,678) 151 (1,527)
Pay 1D TONAR Annual 0.00% Annual 12/22/2025 JPY 60,100,000 (1,123) 95 (1,028)
Pay 3M BBR Qtrly 4.50% Semi 12/13/2028 NZD 4,000,000 19,245 (22,907) (3,662)
Pay 3M BBR Qtrly 4.00% Semi 9/14/2033 NZD 600,000 (10,395) (3,483) (13,878)
Pay 3M STIBOR Qtrly 3.00% Annual 12/20/2028 SEK 32,500,000 1,841 (35,765) (33,924)
Pay 3M STIBOR Qtrly 3.00% Annual 9/21/2033 SEK 29,600,000 (28,565) 17,181 (11,384)
Pay 6M BBR Semi 3.50% Semi 9/07/2028 AUD 19,900,000 (83,732) (389,907) (473,639)
Pay 6M BBR Semi 4.00% Semi 12/07/2028 AUD 2,700,000 (15,402) (6,835) (22,237)
Pay 6M BBR Semi 4.00% Semi 9/08/2033 AUD 3,000,000 (13,292) (51,450) (64,742)
Pay 6M BBR Semi 4.00% Semi 12/08/2033 AUD 700,000 (6,651) (8,161) (14,812)
Pay 6M NIBOR Semi 3.50% Annual 12/20/2028 NOK 81,200,000 (61,557) (134,273) (195,830)
Pay 6M NIBOR Semi 3.00% Annual 9/21/2033 NOK 2,000,000 (3,171) (9,474) (12,645)
Pay 6M NIBOR Semi 3.50% Annual 9/21/2033 NOK 15,500,000 17,563 (56,648) (39,085)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M PRIBOR Semi 4.00% Annual 12/20/2028 CZK 4,000,000 $ (601) $ (508) $ (1,109)
Receive 1D CORRA Semi 4.50% Semi 12/18/2025 CAD 200,000 (265) 31 (234)
Receive 1D CORRA Semi 3.50% Semi 12/19/2033 CAD 200,000 (1,388) (397) (1,785)
Receive 1D SARON Annual 2.00% Annual 9/22/2025 CHF 6,200,000 (24,420) 20,467 (3,953)
Receive 1D SARON Annual 2.00% Annual 12/22/2025 CHF 3,600,000 (9,708) 7,007 (2,701)
Receive 1D SARON Annual 2.00% Annual 12/20/2033 CHF 400,000 (4,777) (4,525) (9,302)
Receive 1D SOFR Annual 3.48% Annual 12/20/2033 USD 3,500,000 (36,784) 24,835 (11,949)
Receive 1D TONAR Annual 0.50% Annual 9/20/2028 JPY 200,000 (5) (12) (17)
Receive 1M TIIE Monthly 9.50% Monthly 9/17/2025 MXN 400,000 99 (180) (81)
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 12/20/2028 KRW 1,300,000,000 (6,840) 4,950 (1,890)
Receive 3M JIBAR Qtrly 9.00% Qtrly 9/20/2028 ZAR 3,000,000 2,050 (3,496) (1,446)
Receive 6M BBR Semi 4.50% Semi 12/08/2033 AUD 1,100,000 (9,123) 3,087 (6,036)
Receive 6M BUBOR Semi 10.00% Annual 9/17/2025 HUF 100,000,000 1,812 (4,682) (2,870)
Receive 6M EURIBOR Semi 3.25% Annual 9/20/2028 EUR 100,000 (1,007) 816 (191)
Receive 6M PRIBOR Semi 5.00% Annual 12/17/2025 CZK 4,400,000 (1,034) 243 (791)
(1,556,144) (2,773,846) (4,329,990)
$ (502,935) $ 2,548,323 $ 2,045,388
Abbreviations:
1D: 1 Day
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2023 were as follows:
1 Day Canadian Overnight Repo Rate Average (”CORRA”): 4.75%
1 Day Secured Overnight Financing Rate (''SOFR''): 5.09%
1 Day Sterling Overnight Index Average (''SONIA''): 4.93%
1 Day Swiss Average Rate Overnight (“SARON”): 1.71%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.08%
1 Month Mexico Equilibrium Interbank Interest Rate (''TIIE''): 11.50%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 4.35%
3 Month Hong Kong Interbank Offered Rate (''HIBOR''): 4.97%
3 Month Johannesburg Interbank Agreed Rate (''JIBAR''): 8.50%
3 Month Korean Certificate of Deposit (''CD_KSDA''): 3.75%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 3.81%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 4.70%
6 Month Budapest Interbank Offered Rate (''BUBOR''): 14.57%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 3.90%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 4.81%
6 Month Prague Interbank Offered Rate (''PRIBOR''): 7.15%
6 Month Warsaw Interbank Offered Rate (''WIBOR''): 6.85%

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
Total return swap contracts outstanding as of June 30, 2023 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 07/28/2023 HKD (5,642,100) $ 7,012
Swiss Market
Index September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 09/15/2023 CHF (1,812,320) 7,435
TAIEX Index July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 07/19/2023 TWD (3,357,400) 1,797
16,244
Amsterdam
Exchange Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 07/21/2023 EUR (930,252) (4,114)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/28/2023 HKD 952,950 (1,441)
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 08/16/2023 BRL 13,784,360 (14,061)
(19,616)
$ (3,372)
Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
HSCEI 37 7/2023 HKD $ 1,499,879 $ (13,505)
LME Aluminum Base Metal 1 7/2023 USD 52,939 (6,808)
LME Aluminum Base Metal 1 7/2023 USD 53,031 (6,934)
LME Aluminum Base Metal 3 7/2023 USD 159,422 (14,905)
LME Aluminum Base Metal 3 7/2023 USD 158,288 (19,634)
LME Aluminum Base Metal 4 7/2023 USD 211,500 (21,149)
LME Aluminum Base Metal 7 7/2023 USD 370,449 (39,028)
LME Aluminum Base Metal 8 7/2023 USD 424,876 (45,728)
LME Aluminum Base Metal 17 7/2023 USD 899,270 (80,190)
LME Copper Base Metal 1 7/2023 USD 208,051 (15,229)
LME Copper Base Metal 1 7/2023 USD 208,069 (13,534)
LME Copper Base Metal 1 7/2023 USD 208,094 (14,259)
LME Copper Base Metal 2 7/2023 USD 416,134 (25,197)
LME Copper Base Metal 2 7/2023 USD 416,165 (37,340)
LME Copper Base Metal 3 7/2023 USD 624,173 (38,115)
LME Copper Base Metal 4 7/2023 USD 832,500 (68,461)
LME Copper Base Metal 8 7/2023 USD 1,664,504 (51,892)
LME Copper Base Metal 9 7/2023 USD 1,872,617 (55,382)
LME Lead Base Metal 1 7/2023 USD 52,538 (115)
LME Lead Base Metal 1 7/2023 USD 53,588 860

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 1 7/2023 USD $ 52,538 $ (215)
LME Lead Base Metal 3 7/2023 USD 158,003 (1,680)
LME Lead Base Metal 3 7/2023 USD 158,783 (3,387)
LME Lead Base Metal 4 7/2023 USD 212,230 (1,553)
LME Lead Base Metal 4 7/2023 USD 210,150 (5,007)
LME Lead Base Metal 5 7/2023 USD 262,688 (6,961)
LME Lead Base Metal 5 7/2023 USD 262,688 (3,168)
LME Nickel Base Metal 1 7/2023 USD 122,364 (28,328)
LME Nickel Base Metal 3 7/2023 USD 366,230 (46,399)
LME Nickel Base Metal 3 7/2023 USD 366,302 (37,357)
LME Zinc Base Metal 3 7/2023 USD 178,956 (28,177)
LME Zinc Base Metal 4 7/2023 USD 238,775 (23,694)
LME Zinc Base Metal 5 7/2023 USD 298,113 (61,867)
LME Zinc Base Metal 6 7/2023 USD 357,897 (69,846)
LME Zinc Base Metal 8 7/2023 USD 477,150 (71,424)
RBOB Gasoline 1 7/2023 USD 106,886 3,626
SGX FTSE China A50 Index 184 7/2023 USD 2,271,112 12,446
SGX NIFTY 50 Index 44 7/2023 USD 1,696,552 31,431
Ethanol 5 8/2023 USD 470,400 (44,003)
Feeder Cattle 1 8/2023 USD 123,788 4,030
Live Cattle 22 8/2023 USD 1,559,140 144,832
LME Aluminum Base Metal 2 8/2023 USD 106,606 (7,771)
LME Aluminum Base Metal 2 8/2023 USD 106,582 (9,587)
LME Aluminum Base Metal 4 8/2023 USD 213,259 (7,753)
LME Aluminum Base Metal 7 8/2023 USD 372,531 (40,211)
LME Aluminum Base Metal 15 8/2023 USD 803,625 (32,303)
LME Aluminum Base Metal 15 8/2023 USD 801,626 (46,790)
LME Aluminum Base Metal 16 8/2023 USD 855,500 (31,431)
LME Aluminum Base Metal 19 8/2023 USD 1,016,196 (40,376)
LME Aluminum Base Metal 25 8/2023 USD 1,334,688 (97,114)
LME Copper Base Metal 1 8/2023 USD 207,954 3,925
LME Copper Base Metal 1 8/2023 USD 208,096 (8,032)
LME Copper Base Metal 2 8/2023 USD 415,856 17,568
LME Copper Base Metal 2 8/2023 USD 416,214 (10,723)
LME Copper Base Metal 3 8/2023 USD 624,321 (1,537)
LME Copper Base Metal 4 8/2023 USD 831,881 8,664
LME Copper Base Metal 5 8/2023 USD 1,039,609 30,666
LME Copper Base Metal 7 8/2023 USD 1,455,365 61,770
LME Lead Base Metal 1 8/2023 USD 52,535 632
LME Lead Base Metal 1 8/2023 USD 52,536 (1,414)
LME Lead Base Metal 1 8/2023 USD 52,533 305
LME Lead Base Metal 1 8/2023 USD 52,530 1,152
LME Lead Base Metal 2 8/2023 USD 105,070 (2,161)
LME Lead Base Metal 2 8/2023 USD 105,065 (1,332)
LME Lead Base Metal 2 8/2023 USD 105,050 2,800
LME Lead Base Metal 3 8/2023 USD 157,594 (699)
LME Lead Base Metal 4 8/2023 USD 210,138 (2,056)
LME Nickel Base Metal 1 8/2023 USD 122,624 (10,729)
LME Nickel Base Metal 1 8/2023 USD 122,786 (3,216)
LME Nickel Base Metal 1 8/2023 USD 122,751 (5,588)
LME Zinc Base Metal 2 8/2023 USD 119,463 (12,543)
LME Zinc Base Metal 2 8/2023 USD 119,457 (13,634)
LME Zinc Base Metal 3 8/2023 USD 179,138 (18,102)
LME Zinc Base Metal 3 8/2023 USD 179,250 9,741
LME Zinc Base Metal 4 8/2023 USD 238,865 (5,579)
LME Zinc Base Metal 5 8/2023 USD 298,656 (17,327)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 8 8/2023 USD $ 477,700 $ (45,868)
LME Zinc Base Metal 12 8/2023 USD 716,685 (30,799)
SGX Iron Ore 19 8/2023 USD 207,233 2,885
Cocoa 25 9/2023 USD 838,250 78,642
Cocoa 26 9/2023 GBP 862,813 93,664
Copper 56 9/2023 USD 5,263,300 (135,367)
Crude Palm Oil 14 9/2023 MYR 284,124 8,892
Japan 10 Year Bond 4 9/2023 JPY 4,121,557 (3,138)
KOSPI 200 Index 26 9/2023 KRW 1,679,695 (17,807)
LME Aluminum Base Metal 2 9/2023 USD 107,525 (1,231)
LME Aluminum Base Metal 2 9/2023 USD 107,550 (2,781)
LME Aluminum Base Metal 2 9/2023 USD 107,300 (7,005)
LME Aluminum Base Metal 3 9/2023 USD 161,125 (6,378)
LME Aluminum Base Metal 4 9/2023 USD 214,583 (8,625)
LME Aluminum Base Metal 12 9/2023 USD 643,800 (35,606)
LME Aluminum Base Metal 19 9/2023 USD 1,019,469 (51,490)
LME Aluminum Base Metal 19 9/2023 USD 1,018,281 (63,354)
LME Aluminum Base Metal 59 9/2023 USD 3,167,563 (174,459)
LME Copper Base Metal 1 9/2023 USD 207,938 1,309
LME Copper Base Metal 1 9/2023 USD 207,875 (3,453)
LME Copper Base Metal 1 9/2023 USD 208,019 202
LME Copper Base Metal 2 9/2023 USD 416,000 (6,987)
LME Copper Base Metal 2 9/2023 USD 415,775 (2,330)
LME Copper Base Metal 3 9/2023 USD 623,513 (9,038)
LME Copper Base Metal 5 9/2023 USD 1,039,875 (29,429)
LME Copper Base Metal 9 9/2023 USD 1,871,325 16,592
LME Copper Base Metal 9 9/2023 USD 1,871,521 1,946
LME Copper Base Metal 29 9/2023 USD 6,029,825 3,715
LME Lead Base Metal 1 9/2023 USD 52,520 55
LME Lead Base Metal 1 9/2023 USD 52,498 196
LME Lead Base Metal 2 9/2023 USD 105,018 263
LME Lead Base Metal 2 9/2023 USD 105,082 (3,744)
LME Lead Base Metal 2 9/2023 USD 105,238 1,610
LME Lead Base Metal 3 9/2023 USD 157,575 6,317
LME Lead Base Metal 3 9/2023 USD 157,655 (3,754)
LME Lead Base Metal 3 9/2023 USD 157,856 (1,395)
LME Lead Base Metal 4 9/2023 USD 209,950 3,260
LME Lead Base Metal 4 9/2023 USD 210,475 3,159
LME Lead Base Metal 4 9/2023 USD 210,475 165
LME Lead Base Metal 20 9/2023 USD 1,051,250 3,082
LME Nickel Base Metal 1 9/2023 USD 122,867 (5,825)
LME Nickel Base Metal 1 9/2023 USD 123,061 (3,151)
LME Nickel Base Metal 1 9/2023 USD 122,994 (3,860)
LME Nickel Base Metal 1 9/2023 USD 123,015 (2,808)
LME Nickel Base Metal 2 9/2023 USD 246,024 (22,685)
LME Nickel Base Metal 2 9/2023 USD 245,827 (5,465)
LME Nickel Base Metal 3 9/2023 USD 369,219 (3,660)
LME Nickel Base Metal 3 9/2023 USD 369,253 (1,490)
LME Nickel Base Metal 4 9/2023 USD 492,076 (62,409)
LME Nickel Base Metal 5 9/2023 USD 614,741 (27,626)
LME Nickel Base Metal 15 9/2023 USD 1,845,810 (129,197)
LME Zinc Base Metal 2 9/2023 USD 119,543 4,812
LME Zinc Base Metal 3 9/2023 USD 179,303 7,757
LME Zinc Base Metal 5 9/2023 USD 298,875 (10,695)
LME Zinc Base Metal 6 9/2023 USD 358,188 4,387
LME Zinc Base Metal 8 9/2023 USD 478,028 18,204

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 12 9/2023 USD $ 717,300 $ (891)
LME Zinc Base Metal 15 9/2023 USD 895,406 (15,351)
LME Zinc Base Metal 23 9/2023 USD 1,373,819 (6,447)
MSCI Emerging Markets E-Mini Index 34 9/2023 USD 1,696,430 (30,691)
Nikkei 225 Index 5 9/2023 JPY 1,149,381 (6,131)
Robusta Coffee 39 9/2023 USD 971,490 (52,071)
Rough Rice 5 9/2023 USD 149,850 (5,119)
S&P Midcap 400 E-Mini Index 1 9/2023 USD 264,410 2,016
Silver 4 9/2023 USD 460,400 3,315
TOPIX Index 8 9/2023 JPY 1,268,512 (3,100)
Platinum 6 10/2023 USD 273,960 (13,170)
Canola 5 11/2023 CAD 55,588 1,952
Crude Oil 16 11/2023 JPY 360,262 13,667
ECX Emission 1 12/2023 EUR 97,204 (4,718)
(1,872,565)
Short Contracts
Brent Crude Oil (42) 7/2023 USD (3,167,220) (20,363)
CAC 40 10 Euro Index (28) 7/2023 EUR (2,264,175) (29,535)
CBOE Volatility Index (2) 7/2023 USD (30,022) 7,099
EURO STOXX 50 Volatility Index (22) 7/2023 EUR (35,770) 9,694
Hang Seng Index (11) 7/2023 HKD (1,320,042) 10,365
IBEX 35 Index (11) 7/2023 EUR (1,146,306) (34,017)
LME Aluminum Base Metal (1) 7/2023 USD (53,031) 6,940
LME Aluminum Base Metal (1) 7/2023 USD (52,939) 6,659
LME Aluminum Base Metal (3) 7/2023 USD (159,422) 15,676
LME Aluminum Base Metal (3) 7/2023 USD (158,288) 19,864
LME Aluminum Base Metal (4) 7/2023 USD (211,500) 20,091
LME Aluminum Base Metal (7) 7/2023 USD (370,449) 43,061
LME Aluminum Base Metal (8) 7/2023 USD (424,876) 42,837
LME Aluminum Base Metal (17) 7/2023 USD (899,270) 80,032
LME Copper Base Metal (1) 7/2023 USD (208,069) 14,182
LME Copper Base Metal (1) 7/2023 USD (208,094) 14,682
LME Copper Base Metal (1) 7/2023 USD (208,051) 15,996
LME Copper Base Metal (2) 7/2023 USD (416,165) 38,409
LME Copper Base Metal (2) 7/2023 USD (416,134) 25,075
LME Copper Base Metal (3) 7/2023 USD (624,173) 40,470
LME Copper Base Metal (4) 7/2023 USD (832,500) 65,838
LME Copper Base Metal (8) 7/2023 USD (1,664,504) 49,470
LME Copper Base Metal (9) 7/2023 USD (1,872,617) 53,958
LME Lead Base Metal (1) 7/2023 USD (53,588) (816)
LME Lead Base Metal (1) 7/2023 USD (52,538) 188
LME Lead Base Metal (1) 7/2023 USD (52,538) 165
LME Lead Base Metal (3) 7/2023 USD (158,783) 2,235
LME Lead Base Metal (3) 7/2023 USD (158,003) 727
LME Lead Base Metal (4) 7/2023 USD (212,230) 2,259
LME Lead Base Metal (4) 7/2023 USD (210,150) 4,239
LME Lead Base Metal (5) 7/2023 USD (262,688) 2,924
LME Lead Base Metal (5) 7/2023 USD (262,688) 6,674
LME Nickel Base Metal (1) 7/2023 USD (122,364) 30,825
LME Nickel Base Metal (3) 7/2023 USD (366,230) 47,705
LME Nickel Base Metal (3) 7/2023 USD (366,302) 41,515
LME Zinc Base Metal (3) 7/2023 USD (178,956) 26,587
LME Zinc Base Metal (4) 7/2023 USD (238,775) 24,337
LME Zinc Base Metal (5) 7/2023 USD (298,113) 61,873
LME Zinc Base Metal (6) 7/2023 USD (357,897) 69,682
LME Zinc Base Metal (8) 7/2023 USD (477,150) 76,202

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
MSCI Singapore Index (105) 7/2023 SGD $ (2,243,012) $ (3,740)
Natural Gas (5) 7/2023 GBP (179,567) (2,420)
Natural Gas (10) 7/2023 EUR (301,222) (73,448)
Natural Gas (68) 7/2023 USD (1,902,640) (307,492)
NY Harbor ULSD (25) 7/2023 USD (2,569,980) (90,575)
OMXS30 Index (19) 7/2023 SEK (408,042) 1,080
Rapeseed (6) 7/2023 EUR (147,230) (4,984)
WTI Crude Oil (50) 7/2023 USD (3,532,000) 56,886
100 oz Gold (5) 8/2023 USD (964,700) 5,386
CBOE Volatility Index (3) 8/2023 USD (49,201) 17,557
EURO STOXX 50 Volatility Index (26) 8/2023 EUR (45,820) 7,249
French Base Electricity (1) 8/2023 EUR (81,656) 5,772
Italian Base Electricity (1) 8/2023 EUR (98,721) 2,041
Lean Hogs (17) 8/2023 USD (629,680) (49,243)
LME Aluminum Base Metal (2) 8/2023 USD (106,582) 9,518
LME Aluminum Base Metal (2) 8/2023 USD (106,606) 8,589
LME Aluminum Base Metal (4) 8/2023 USD (213,259) 9,281
LME Aluminum Base Metal (7) 8/2023 USD (372,531) 37,473
LME Aluminum Base Metal (15) 8/2023 USD (801,626) 44,038
LME Aluminum Base Metal (15) 8/2023 USD (803,625) 32,331
LME Aluminum Base Metal (16) 8/2023 USD (855,500) 27,513
LME Aluminum Base Metal (19) 8/2023 USD (1,016,196) 40,529
LME Aluminum Base Metal (25) 8/2023 USD (1,334,688) 103,639
LME Copper Base Metal (1) 8/2023 USD (208,096) 6,906
LME Copper Base Metal (1) 8/2023 USD (207,954) (3,957)
LME Copper Base Metal (2) 8/2023 USD (416,214) 9,488
LME Copper Base Metal (2) 8/2023 USD (415,856) (17,536)
LME Copper Base Metal (3) 8/2023 USD (624,321) (2,857)
LME Copper Base Metal (4) 8/2023 USD (831,881) (5,585)
LME Copper Base Metal (5) 8/2023 USD (1,039,609) (30,647)
LME Copper Base Metal (7) 8/2023 USD (1,455,365) (63,821)
LME Lead Base Metal (1) 8/2023 USD (52,530) (1,123)
LME Lead Base Metal (1) 8/2023 USD (52,536) 1,012
LME Lead Base Metal (1) 8/2023 USD (52,535) (338)
LME Lead Base Metal (1) 8/2023 USD (52,533) (342)
LME Lead Base Metal (2) 8/2023 USD (105,070) 2,425
LME Lead Base Metal (2) 8/2023 USD (105,065) 1,080
LME Lead Base Metal (2) 8/2023 USD (105,050) (3,567)
LME Lead Base Metal (3) 8/2023 USD (157,594) 873
LME Lead Base Metal (4) 8/2023 USD (210,138) 2,979
LME Nickel Base Metal (1) 8/2023 USD (122,751) 5,100
LME Nickel Base Metal (1) 8/2023 USD (122,624) 11,018
LME Nickel Base Metal (1) 8/2023 USD (122,786) 5,122
LME Zinc Base Metal (2) 8/2023 USD (119,463) 11,857
LME Zinc Base Metal (2) 8/2023 USD (119,457) 14,061
LME Zinc Base Metal (3) 8/2023 USD (179,250) (8,510)
LME Zinc Base Metal (3) 8/2023 USD (179,138) 18,479
LME Zinc Base Metal (4) 8/2023 USD (238,865) 6,623
LME Zinc Base Metal (5) 8/2023 USD (298,656) 19,533
LME Zinc Base Metal (8) 8/2023 USD (477,700) 44,353
LME Zinc Base Metal (12) 8/2023 USD (716,685) 34,930
Low Sulphur Gasoil (43) 8/2023 USD (3,020,750) (130,918)
Milk (5) 8/2023 USD (148,600) 657
Mont Belvieu Propane (20) 8/2023 USD (454,297) 15,609
Natural Gas (10) 8/2023 USD (271,249) 6,776
Phelix De Base Electricity (1) 8/2023 EUR (86,089) 2,852

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Australia 10 Year Bond (183) 9/2023 AUD $ (14,194,807) $ 37,459
Australia 3 Year Bond (483) 9/2023 AUD (33,995,947) 105,051
Canada 10 Year Bond (124) 9/2023 CAD (11,470,995) 6,238
CBOE Volatility Index (4) 9/2023 USD (70,412) 19,960
Coffee 'C' (19) 9/2023 USD (1,132,875) 204,282
Corn (116) 9/2023 USD (2,833,300) 257,581
DAX Index (9) 9/2023 EUR (3,995,101) 13,329
DJIA CBOT E-Mini Index (8) 9/2023 USD (1,385,720) (24,897)
Euro STOXX 50 Index (29) 9/2023 EUR (1,400,915) (19,531)
EURO STOXX 50 Volatility Index (34) 9/2023 EUR (63,071) 4,713
Euro-Bobl (152) 9/2023 EUR (19,195,256) 188,445
Euro-BTP (66) 9/2023 EUR (8,369,351) (70,998)
Euro-Bund (73) 9/2023 EUR (10,655,797) 54,562
Euro-Buxl (29) 9/2023 EUR (4,421,411) (83,339)
Euro-OAT (70) 9/2023 EUR (9,809,233) 23,068
Euro-Schatz (421) 9/2023 EUR (48,167,587) 311,210
French Base Electricity (1) 9/2023 EUR (414,238) (28,201)
FTSE 100 Index (69) 9/2023 GBP (6,608,616) 19,650
FTSE/JSE Top 40 Index (16) 9/2023 ZAR (603,803) 177
FTSE/MIB Index (8) 9/2023 EUR (1,237,988) (27,888)
Italian Base Electricity (1) 9/2023 EUR (367,475) (49,922)
KC HRW Wheat (2) 9/2023 USD (80,000) 268
LME Aluminum Base Metal (2) 9/2023 USD (107,550) 1,574
LME Aluminum Base Metal (2) 9/2023 USD (107,300) 6,417
LME Aluminum Base Metal (2) 9/2023 USD (107,525) 1,907
LME Aluminum Base Metal (3) 9/2023 USD (161,125) 6,090
LME Aluminum Base Metal (4) 9/2023 USD (214,583) 8,205
LME Aluminum Base Metal (12) 9/2023 USD (643,800) 36,940
LME Aluminum Base Metal (19) 9/2023 USD (1,019,469) 48,900
LME Aluminum Base Metal (19) 9/2023 USD (1,018,281) 65,863
LME Aluminum Base Metal (19) 9/2023 USD (1,020,063) 43,260
LME Copper Base Metal (1) 9/2023 USD (207,875) 1,808
LME Copper Base Metal (1) 9/2023 USD (207,938) (2,065)
LME Copper Base Metal (1) 9/2023 USD (208,019) (940)
LME Copper Base Metal (2) 9/2023 USD (416,000) 4,670
LME Copper Base Metal (2) 9/2023 USD (415,775) (1,571)
LME Copper Base Metal (3) 9/2023 USD (623,513) 9,872
LME Copper Base Metal (5) 9/2023 USD (1,039,875) 26,837
LME Copper Base Metal (8) 9/2023 USD (1,663,400) 2,281
LME Copper Base Metal (9) 9/2023 USD (1,871,521) 1,543
LME Copper Base Metal (9) 9/2023 USD (1,871,325) (21,724)
LME Lead Base Metal (1) 9/2023 USD (52,498) (451)
LME Lead Base Metal (1) 9/2023 USD (52,520) (253)
LME Lead Base Metal (2) 9/2023 USD (105,018) (378)
LME Lead Base Metal (2) 9/2023 USD (105,238) (1,643)
LME Lead Base Metal (2) 9/2023 USD (105,082) 4,238
LME Lead Base Metal (3) 9/2023 USD (157,575) (6,854)
LME Lead Base Metal (3) 9/2023 USD (157,856) 423
LME Lead Base Metal (3) 9/2023 USD (157,655) 2,987
LME Lead Base Metal (4) 9/2023 USD (210,475) (2,036)
LME Lead Base Metal (4) 9/2023 USD (210,475) (3,586)
LME Lead Base Metal (4) 9/2023 USD (209,950) (3,923)
LME Lead Base Metal (9) 9/2023 USD (473,063) (6,117)
LME Nickel Base Metal (1) 9/2023 USD (123,015) 3,330
LME Nickel Base Metal (1) 9/2023 USD (123,061) 1,892
LME Nickel Base Metal (1) 9/2023 USD (122,867) 6,940

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (1) 9/2023 USD $ (122,994) $ 4,443
LME Nickel Base Metal (2) 9/2023 USD (245,827) 6,923
LME Nickel Base Metal (2) 9/2023 USD (246,024) 19,110
LME Nickel Base Metal (3) 9/2023 USD (369,253) (6,083)
LME Nickel Base Metal (3) 9/2023 USD (369,219) 3,069
LME Nickel Base Metal (4) 9/2023 USD (492,076) 63,212
LME Nickel Base Metal (5) 9/2023 USD (614,741) 28,024
LME Nickel Base Metal (22) 9/2023 USD (2,707,188) 75,383
LME Zinc Base Metal (2) 9/2023 USD (119,543) (4,524)
LME Zinc Base Metal (3) 9/2023 USD (179,303) (7,863)
LME Zinc Base Metal (5) 9/2023 USD (298,875) 9,410
LME Zinc Base Metal (6) 9/2023 USD (358,188) (1,974)
LME Zinc Base Metal (8) 9/2023 USD (478,028) (18,339)
LME Zinc Base Metal (12) 9/2023 USD (717,300) (1,935)
LME Zinc Base Metal (15) 9/2023 USD (895,406) 21,190
LME Zinc Base Metal (66) 9/2023 USD (3,942,263) (98,062)
Long Gilt (70) 9/2023 GBP (8,477,504) 15,282
MSCI EAFE E-Mini Index (28) 9/2023 USD (3,017,700) (18,502)
NASDAQ 100 E-Mini Index (1) 9/2023 USD (306,740) (5,952)
Palladium (1) 9/2023 USD (122,200) 29,046
Phelix De Base Electricity (1) 9/2023 EUR (323,725) (35,542)
Russell 2000 E-Mini Index (14) 9/2023 USD (1,332,590) (30,907)
S&P/TSX 60 Index (22) 9/2023 CAD (4,047,435) (64,920)
SPI 200 Index (30) 9/2023 AUD (3,577,725) (29,138)
Sugar No. 11 (5) 9/2023 USD (127,624) 14,075
U.S. Treasury 10 Year Note (139) 9/2023 USD (15,611,438) 147,169
U.S. Treasury 2 Year Note (220) 9/2023 USD (44,745,937) 334,612
U.S. Treasury 5 Year Note (218) 9/2023 USD (23,356,656) 250,203
U.S. Treasury Long Bond (86) 9/2023 USD (10,932,750) (4,653)
U.S. Treasury Ultra Bond (70) 9/2023 USD (9,563,750) (111,993)
Wheat (7) 9/2023 ZAR (121,915) 1,030
Wheat (124) 9/2023 USD (4,036,200) (59,384)
White Sugar (3) 9/2023 USD (94,230) 206
CBOE Volatility Index (4) 10/2023 USD (73,396) 10,821
Rapeseed (18) 10/2023 EUR (448,074) (14,633)
CBOE Volatility Index (4) 11/2023 USD (75,400) 6,670
Rubber (10) 11/2023 JPY (70,689) 2,006
Soybean (58) 11/2023 USD (3,895,425) (380,725)
3 Month Canadian Bankers Acceptance (97) 12/2023 CAD (17,293,971) 75,739
3 Month Euro Euribor (51) 12/2023 EUR (13,358,375) 29,565
90-Day Australian Bank Bill (115) 12/2023 AUD (75,727,769) 56,751
90-Day New Zealand Bill (20) 12/2023 NZD (12,099,763) 7,891
Cotton No. 2 (63) 12/2023 USD (2,531,655) 40,336
Milling Wheat No. 2 (77) 12/2023 EUR (1,000,917) 49,509
Soybean Meal (23) 12/2023 USD (913,790) (62,418)
Soybean Oil (14) 12/2023 USD (495,348) (57,394)
White Maize (19) 12/2023 ZAR (385,830) 21,809
Yellow Maize (27) 12/2023 ZAR (560,765) 36,740
3 Month Canadian Bankers Acceptance (90) 3/2024 CAD (16,063,786) 95,233
3 Month Euro Euribor (47) 3/2024 EUR (12,314,506) 41,646
3 Month SOFR (48) 3/2024 USD (11,358,000) 45,080
3 Month SONIA (39) 3/2024 GBP (11,612,309) 140,774
90-Day Australian Bank Bill (116) 3/2024 AUD (76,386,272) 77,146
90-Day New Zealand Bill (18) 3/2024 NZD (10,891,111) 10,129
3 Month Canadian Bankers Acceptance (96) 6/2024 CAD (17,172,750) 104,969
3 Month Euro Euribor (48) 6/2024 EUR (12,593,539) 53,952

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SARON (1) 6/2024 CHF $ (273,532) $ (45)
3 Month SOFR (47) 6/2024 USD (11,150,163) 59,579
3 Month SONIA (40) 6/2024 GBP (11,911,330) 165,825
90-Day Australian Bank Bill (105) 6/2024 AUD (69,152,860) 76,592
90-Day New Zealand Bill (18) 6/2024 NZD (10,897,204) 7,490
3 Month Canadian Bankers Acceptance (94) 9/2024 CAD (16,873,523) 52,888
3 Month Euro Euribor (46) 9/2024 EUR (12,092,651) 49,343
3 Month SARON (3) 9/2024 CHF (820,555) 30
3 Month SOFR (42) 9/2024 USD (10,001,775) 61,914
3 Month SONIA (38) 9/2024 GBP (11,330,845) 183,089
90-Day Australian Bank Bill (109) 9/2024 AUD (71,811,764) 71,248
3 Month Euro Euribor (44) 12/2024 EUR (11,590,890) 37,443
3 Month SARON (4) 12/2024 CHF (1,094,743) 331
3 Month SOFR (42) 12/2024 USD (10,043,250) 59,530
3 Month SONIA (36) 12/2024 GBP (10,758,487) 167,697
3 Month Euro Euribor (44) 3/2025 EUR (11,609,495) 29,472
3 Month SOFR (44) 3/2025 USD (10,559,450) 51,086
3 Month SONIA (36) 3/2025 GBP (10,784,205) 150,441
3 Month Euro Euribor (43) 6/2025 EUR (11,361,479) 28,525
3 Month SOFR (46) 6/2025 USD (11,066,450) 41,923
3 Month SONIA (37) 6/2025 GBP (11,109,023) 140,142
3 Month SOFR (48) 9/2025 USD (11,565,000) 36,348
3 Month SONIA (38) 9/2025 GBP (11,435,207) 85,022
4,369,094
$ 2,496,529
Forward foreign currency exchange contracts outstanding as of June 30, 2023:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 990,500 USD 657,749 CITI 9/20/2023 $ 3,530
AUD 990,500 USD 657,746 JPMC 9/20/2023 3,534
CAD 7,873,000 USD 5,908,512 CITI 9/20/2023 41,803
CAD 7,873,000 USD 5,908,482 JPMC 9/20/2023 41,833
CLP 32,056,492 USD 39,232 CITI
**
9/20/2023 373
CLP 32,056,492 USD 39,232 JPMC
**
9/20/2023 373
CZK 7,000,000 USD 317,547 CITI 9/20/2023 2,675
CZK 7,000,000 USD 317,545 JPMC 9/20/2023 2,677
EUR 61,724,501 USD 66,507,609 CITI 9/20/2023 1,110,590
EUR 61,724,496 USD 66,507,272 JPMC 9/20/2023 1,110,922
GBP 10,907,502 USD 13,581,327 CITI 9/20/2023 274,081
GBP 10,907,496 USD 13,581,251 JPMC 9/20/2023 274,150
KRW 1,546,886,952 USD 1,175,723 CITI
**
9/20/2023 3,228
KRW 1,546,886,952 USD 1,175,722 JPMC
**
9/20/2023 3,230
MXN 34,761,005 USD 1,929,030 CITI 9/20/2023 71,704
MXN 34,761,003 USD 1,929,020 JPMC 9/20/2023 71,713
NOK 35,500,000 USD 3,291,914 CITI 9/20/2023 24,511
NOK 35,500,000 USD 3,291,897 JPMC 9/20/2023 24,527
NZD 777,500 USD 472,124 CITI 9/20/2023 4,869
NZD 777,500 USD 472,122 JPMC 9/20/2023 4,871
PHP 10,000,000 USD 179,600 CITI
**
9/20/2023 950
PHP 10,000,000 USD 179,599 JPMC
**
9/20/2023 951

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
PLN 6,641,501 USD 1,573,326 CITI 9/20/2023 $ 53,833
PLN 6,641,500 USD 1,573,318 JPMC 9/20/2023 53,840
USD 18,278,833 EUR 16,558,000 CITI 9/20/2023 139,811
USD 18,278,924 EUR 16,558,000 JPMC 9/20/2023 139,902
USD 280,113 IDR 4,185,649,849 CITI
**
9/20/2023 2,178
USD 280,155 IDR 4,185,649,839 JPMC
**
9/20/2023 2,219
USD 90,925 ILS 334,218 CITI 9/20/2023 490
USD 90,925 ILS 334,218 JPMC 9/20/2023 491
USD 38,628,081 JPY 5,336,356,573 CITI 9/20/2023 1,190,199
USD 38,628,274 JPY 5,336,356,575 JPMC 9/20/2023 1,190,392
USD 3,515,872 SEK 37,648,626 CITI 9/20/2023 12,001
USD 3,515,889 SEK 37,648,624 JPMC 9/20/2023 12,018
USD 1,262,634 SGD 1,697,000 CITI 9/20/2023 4,096
USD 1,262,640 SGD 1,697,000 JPMC 9/20/2023 4,102
USD 4,893,680 TWD 149,520,504 CITI
**
9/20/2023 81,639
USD 4,893,704 TWD 149,520,496 JPMC
**
9/20/2023 81,663
Total unrealized appreciation 6,045,969
AUD 15,333,001 USD 10,372,995 CITI 9/20/2023 (136,343)
AUD 15,332,999 USD 10,372,942 JPMC 9/20/2023 (136,292)
CAD 7,732,000 USD 5,872,239 CITI 9/20/2023 (28,491)
CAD 7,732,000 USD 5,872,210 JPMC 9/20/2023 (28,462)
CLP 96,169,476 USD 119,625 CITI
**
9/20/2023 (808)
CLP 96,169,476 USD 119,625 JPMC
**
9/20/2023 (808)
EUR 1,082,500 USD 1,189,807 CITI 9/20/2023 (3,946)
EUR 1,082,500 USD 1,189,801 JPMC 9/20/2023 (3,940)
GBP 7,486,500 USD 9,565,090 CITI 9/20/2023 (55,256)
GBP 7,486,500 USD 9,565,042 JPMC 9/20/2023 (55,209)
HUF 95,000,000 USD 276,001 CITI 9/20/2023 (3,038)
HUF 95,000,000 USD 275,999 JPMC 9/20/2023 (3,037)
INR 95,000,000 USD 1,155,287 CITI
**
9/20/2023 (819)
INR 95,000,000 USD 1,155,281 JPMC
**
9/20/2023 (813)
KRW 3,878,144,925 USD 3,017,189 CITI
**
9/20/2023 (61,484)
KRW 3,878,144,923 USD 3,017,173 JPMC
**
9/20/2023 (61,469)
NOK 53,500,000 USD 5,088,759 CITI 9/20/2023 (90,769)
NOK 53,500,000 USD 5,088,734 JPMC 9/20/2023 (90,743)
NZD 13,500 USD 8,305 CITI 9/20/2023 (22)
NZD 13,500 USD 8,305 JPMC 9/20/2023 (22)
SEK 6,000,000 USD 561,074 CITI 9/20/2023 (2,668)
SEK 6,000,000 USD 561,071 JPMC 9/20/2023 (2,665)
SGD 8,739,501 USD 6,492,845 CITI 9/20/2023 (11,408)
SGD 8,739,499 USD 6,492,811 JPMC 9/20/2023 (11,376)
TWD 6,500,000 USD 213,545 CITI
**
9/20/2023 (4,355)
TWD 6,500,000 USD 213,544 JPMC
**
9/20/2023 (4,354)
USD 3,285,129 AUD 4,995,001 CITI 9/20/2023 (49,644)
USD 3,285,144 AUD 4,994,999 JPMC 9/20/2023 (49,628)
USD 34,214 BRL 173,056 CITI
**
9/20/2023 (1,422)
USD 34,213 BRL 173,054 JPMC
**
9/20/2023 (1,422)
USD 17,086,606 CAD 23,119,000 CITI 9/20/2023 (386,444)
USD 17,082,840 CAD 23,119,000 JPMC 9/20/2023 (390,210)
USD 7,083,927 CHF 6,356,002 CITI 9/20/2023 (76,306)
USD 7,083,958 CHF 6,355,998 JPMC 9/20/2023 (76,270)
USD 130,963 COP 584,797,005 CITI
**
9/20/2023 (6,240)
USD 131,044 COP 584,797,002 JPMC
**
9/20/2023 (6,160)
USD 1,328,451 CZK 29,321,000 CITI 9/20/2023 (12,868)
USD 1,328,457 CZK 29,321,000 JPMC 9/20/2023 (12,861)
USD 2,663,454 EUR 2,460,000 CITI 9/20/2023 (31,437)
USD 2,663,467 EUR 2,460,000 JPMC 9/20/2023 (31,424)
USD 6,323 GBP 5,000 CITI 9/20/2023 (29)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 6,323 GBP 5,000 JPMC 9/20/2023 $ (29)
USD 1,115,285 HUF 398,152,516 CITI 9/20/2023 (28,722)
USD 1,115,290 HUF 398,152,516 JPMC 9/20/2023 (28,716)
USD 41,989 ILS 155,782 CITI 9/20/2023 (163)
USD 41,989 ILS 155,782 JPMC 9/20/2023 (163)
USD 3,351,082 INR 277,908,988 CITI
**
9/20/2023 (26,150)
USD 3,351,098 INR 277,908,980 JPMC
**
9/20/2023 (26,133)
USD 13,869,737 NOK 153,626,501 CITI 9/20/2023 (482,110)
USD 13,869,806 NOK 153,626,499 JPMC 9/20/2023 (482,041)
USD 17,871,806 NZD 29,521,502 CITI 9/20/2023 (239,540)
USD 17,871,893 NZD 29,521,498 JPMC 9/20/2023 (239,450)
USD 1,076,863 PHP 60,633,003 CITI
**
9/20/2023 (17,861)
USD 1,076,869 PHP 60,632,997 JPMC
**
9/20/2023 (17,856)
USD 5,122,807 SEK 55,445,878 CITI 9/20/2023 (37,414)
USD 5,122,833 SEK 55,445,872 JPMC 9/20/2023 (37,388)
USD 13,746,809 ZAR 271,330,002 CITI 9/20/2023 (555,234)
USD 13,746,877 ZAR 271,329,998 JPMC 9/20/2023 (555,166)
ZAR 12,500,000 USD 666,986 CITI 9/20/2023 (8,100)
ZAR 12,500,000 USD 666,983 JPMC 9/20/2023 (8,097)
Total unrealized depreciation (4,721,295)
Net unrealized appreciation $ 1,324,674
** Non-deliverable forward foreign currency exchange contracts.
Total return basket swap contracts outstanding as of June 30, 2023
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the NOWA plus
or minus a specified spread
(-0.04% to 0.03%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
40-61 months
maturity ranging
from 09/21/2026
- 05/29/2028 $1,229,936 $9,102 $2,194 $11,296
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA plus
or minus a specified spread
(-0.04% to 0.04%), which is
denominated in SGD based
on the local currencies of the
positions within the swap.
40-61 months
maturity ranging
from 09/21/2026
- 06/29/2028 $970,784 $(2,035) $995 $(1,040)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
40-61 months
maturity
ranging from
09/21/2026
- 06/29/2028 $6,822,128 $1,550 $10,479 $12,029
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Allkem Ltd. 17,954 193,078 7,339 61.0
ALS Ltd. 10,697 79,929 (1,590) (13.2)
Ampol Ltd. 1,349 26,948 (766) (6.4)
ANZ Group Holdings Ltd. 3,265 51,684 1,986 16.5
Aristocrat Leisure Ltd. 9,456 244,653 4,846 40.3
Aurizon Holdings Ltd. 47,219 123,535 11,240 93.4
BlueScope Steel Ltd. 14,941 205,630 8,164 67.9
Brambles Ltd. 8,215 78,992 4,895 40.7
Computershare Ltd. 2,594 40,482 1,118 9.3
IGO Ltd. 5,325 54,351 2,632 21.9
Incitec Pivot Ltd. 64,413 117,867 (1,420) (11.8)
JB Hi-Fi Ltd. 7,310 213,940 7,470 62.1
Medibank Pvt Ltd. 19,205 45,112 (305) (2.5)
Orica Ltd. 7,358 72,894 (874) (7.3)
Origin Energy Ltd. 77,032 432,962 1,918 15.9
Pilbara Minerals Ltd. 23,559 77,431 732 6.1
Qantas Airways Ltd. 111,596 462,467 2,304 19.2
Qube Holdings Ltd. 38,236 72,876 539 4.5
Sonic Healthcare Ltd. 3,545 84,306 1,795 14.9
South32 Ltd. 30,637 77,132 (2,259) (18.8)
Suncorp Group Ltd. 11,261 101,183 2,763 23.0
Whitehaven Coal Ltd. 16,216 72,694 3,559 29.6
New Zealand
Xero Ltd. 761 60,971 5,674 47.2
Short Positions
Common Stocks
Australia
Alumina Ltd. (58,499) (54,258) 494 4.1
carsales.com Ltd. (8,379) (133,994) (2,266) (18.8)
Coles Group Ltd. (7,601) (93,332) (3,608) (30.0)
Commonwealth Bank of Australia (4,487) (300,390) (14,043) (116.7)
Domino's Pizza Enterprises Ltd. (7,678) (238,685) (4,262) (35.4)
Endeavour Group Ltd. (24,141) (101,602) (4,309) (35.8)
Evolution Mining Ltd. (17,731) (38,604) 2,028 16.9
Fortescue Metals Group Ltd. (3,017) (44,768) (2,985) (24.8)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
IDP Education Ltd. (17,616) (260,872) 12,240 101.8
Insurance Australia Group Ltd. (12,039) (45,783) (4,802) (39.9)
Lendlease Corp. Ltd. (18,458) (95,768) (9,083) (75.5)
Mineral Resources Ltd. (1,328) (63,602) (1,871) (15.6)
National Australia Bank Ltd. (2,074) (36,477) (1,661) (13.8)
NEXTDC Ltd. (24,036) (202,690) (8,149) (67.7)
Pro Medicus Ltd. (2,224) (97,880) (4,426) (36.8)
QBE Insurance Group Ltd. (6,011) (62,760) (2,736) (22.7)
Ramsay Health Care Ltd. (715) (26,863) 620 5.2
REA Group Ltd. (2,343) (225,076) (20,785) (172.8)
Reece Ltd. (7,603) (94,714) (206) (1.7)
Seven Group Holdings Ltd. (4,274) (70,485) (986) (8.2)
Transurban Group (6,444) (61,356) 115 1.0
Washington H Soul Pattinson & Co. Ltd. (6,022) (127,841) 2,053 17.1
Wesfarmers Ltd. (8,676) (286,042) (11,052) (91.9)
WiseTech Global Ltd. (2,702) (144,931) (8,351) (69.4)
Woodside Energy Group Ltd. (6,194) (143,277) 24 0.2
United States
CSL Ltd. (2,244) (415,541) 40,834 339.5
James Hardie Industries plc (9,330) (248,887) (13,518) (112.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.05% to 0.02%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
40-61 months
maturity
ranging from
09/21/2026
- 06/29/2028 $13,411,918 $122,335 $1,338 $123,673
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Air Canada 16,857 317,989 31,506 25.5
Alamos Gold, Inc. 7,925 94,400 (4,334) (3.5)
Alimentation Couche-Tard, Inc. 11,337 581,334 28,669 23.2
AltaGas Ltd. 6,337 113,848 (4,497) (3.6)
ARC Resources Ltd. 25,140 335,327 5,503 4.4
Atco Ltd. 4,101 122,094 (4,922) (4.0)
Bank of Nova Scotia (The) 4,118 206,032 466 0.4
Bombardier, Inc. 2,347 115,707 4,138 3.3
Boralex, Inc. 3,984 108,475 (4,932) (4.0)
Brookfield Corp. 8,116 273,239 14,642 11.8
Canadian Tire Corp. Ltd. 668 91,329 6,888 5.6
Empire Co. Ltd. 5,785 164,325 16,245 13.1

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Fairfax Financial Holdings Ltd. 405 303,361 4,207 3.4
Finning International, Inc. 5,563 171,121 6,299 5.1
George Weston Ltd. 996 117,753 2,638 2.1
iA Financial Corp., Inc. 1,357 92,447 1,522 1.2
Imperial Oil Ltd. 2,914 149,093 1,650 1.3
Loblaw Cos. Ltd. 1,061 97,134 3,860 3.1
MEG Energy Corp. 11,613 184,090 (3,506) (2.8)
Metro, Inc. 2,301 129,957 8,094 6.5
National Bank of Canada 3,119 232,380 5,839 4.7
Nutrien Ltd. 1,615 95,346 (1,269) (1.0)
Onex Corp. 1,811 100,027 7,587 6.1
Open Text Corp. 6,503 270,478 (5,400) (4.4)
Pembina Pipeline Corp. 5,009 157,482 (2,458) (2.0)
Sun Life Financial, Inc. 4,964 258,776 6,220 5.0
Toromont Industries Ltd. 1,204 98,910 3,199 2.6
Tourmaline Oil Corp. 4,284 201,855 7,664 6.2
West Fraser Timber Co. Ltd. 3,744 321,649 35,291 28.5
Whitecap Resources, Inc. 28,205 197,366 (6,813) (5.5)
Short Positions
Common Stocks
Canada
Algonquin Power & Utilities Corp. (37,586) (310,675) 12,599 10.2
Bank of Montreal (4,902) (442,706) (12,211) (9.9)
Barrick Gold Corp. (10,456) (176,878) 2,052 1.7
BCE, Inc. (6,567) (299,413) 1,784 1.4
CAE, Inc. (4,464) (99,911) (6,133) (5.0)
Canadian Imperial Bank of Commerce (10,967) (468,234) 4,056 3.3
Canadian Natural Resources Ltd. (1,629) (91,586) (3,279) (2.7)
Canadian Pacific Kansas City Ltd. (8,084) (652,944) (30,267) (24.5)
Emera, Inc. (3,605) (148,472) 2,095 1.7
Fortis, Inc. (5,324) (229,437) 1,326 1.1
GFL Environmental, Inc. (4,102) (159,281) (5,419) (4.4)
Kinross Gold Corp. (19,615) (93,578) 2,221 1.8
Magna International, Inc. (2,870) (162,029) (8,124) (6.6)
Manulife Financial Corp. (19,723) (372,798) 10,124 8.2
Pan American Silver Corp. (12,761) (185,912) 12,234 9.9
Rogers Communications, Inc. (12,761) (582,204) (28,224) (22.8)
Royal Bank of Canada (6,202) (592,321) (12,313) (10.0)
Suncor Energy, Inc. (15,002) (440,066) 17,779 14.4
Toronto-Dominion Bank (The) (3,065) (189,973) (5,925) (4.8)
United States
BRP, Inc. (1,996) (168,735) (16,830) (13.6)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.43% to 0.03%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
40-61 months
maturity
ranging from
09/21/2026
- 06/29/2028 $5,369,761 $(1,527) $(14,923) $(16,450)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 16,640 654,632 12,443 (75.6)
Alcon, Inc. 1,019 84,539 3,433 (20.9)
Barry Callebaut AG (Registered) 35 67,623 (1,044) 6.3
Chocoladefabriken Lindt & Spruengli AG 9 113,157 638 (3.9)
Cie Financiere Richemont SA (Registered) 192 32,615 751 (4.6)
Clariant AG (Registered) 2,003 28,977 377 (2.3)
DKSH Holding AG 1,276 94,976 (3,177) 19.3
Galenica AG 1,237 100,006 1,258 (7.6)
Georg Fischer AG (Registered) 1,049 78,896 6,642 (40.4)
Helvetia Holding AG (Registered) 666 90,266 (2,076) 12.6
Julius Baer Group Ltd. 1,104 69,671 (167) 1.0
Logitech International SA (Registered) 461 27,515 (1,843) 11.2
Novartis AG (Registered) 3,914 394,607 (1,153) 7.0
SGS SA (Registered) 706 66,788 373 (2.3)
Swatch Group AG (The) 300 87,718 (803) 4.9
Swisscom AG (Registered) 528 329,546 848 (5.2)
Temenos AG (Registered) 549 43,714 (3,945) 24.0
UBS Group AG (Registered) 7,727 156,616 (505) 3.1
United States
Holcim AG 2,490 167,844 4,160 (25.3)
Short Positions
Common Stocks
Austria
ams-OSRAM AG (5,327) (38,391) 3,282 (20.0)
Switzerland
Adecco Group AG (Registered) (6,017) (197,065) (4,237) 25.8
Bachem Holding AG (1,274) (111,240) 8,578 (52.1)
Baloise Holding AG (Registered) (347) (51,041) 3,830 (23.3)
Banque Cantonale Vaudoise (Registered) (735) (77,635) 204 (1.2)
Belimo Holding AG (Registered) (37) (18,493) (881) 5.4
Dufry AG (Registered) (2,994) (136,562) (1,549) 9.4
Flughafen Zurich AG (Registered) (138) (28,704) (2,432) 14.8
Geberit AG (Registered) (656) (343,799) 13,406 (81.5)
Givaudan SA (Registered) (58) (192,383) (7,052) 42.9
Kuehne + Nagel International AG (Registered) (63) (18,662) (1,453) 8.8
Lonza Group AG (Registered) (185) (110,577) (3,410) 20.7

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Partners Group Holding AG (276) (260,224) (3,525) 21.4
Schindler Holding AG (911) (213,909) (13,958) 84.9
SIG Group AG (11,099) (306,629) 6,358 (38.6)
Sika AG (Registered) (302) (86,493) (2,950) 17.9
Sonova Holding AG (Registered) (118) (31,487) (833) 5.1
Straumann Holding AG (Registered) (619) (100,653) (7,602) 46.2
VAT Group AG (272) (112,666) (590) 3.6
Zurich Insurance Group AG (186) (88,478) 215 (1.3)
United States
Nestle SA (Registered) (144) (17,322) (13) 0.1
Swiss Re AG (1,366) (137,642) (3,125) 19.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Denmark
Tomorrow/Next plus or minus
a specified spread (-0.13% to
0.03%), which is denominated
in DKK based on the local
currencies of the positions
within the swap.
40-61 months
maturity
ranging from
09/21/2026
- 06/14/2028 $3,143,955 $64,899 $(3,978) $60,921
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 47 82,638 (2,188) (3.6)
Carlsberg A/S 1,576 252,367 9,505 15.6
Danske Bank A/S 2,435 59,308 2,090 3.4
DSV A/S 702 147,449 9,745 16.0
Genmab A/S 714 270,576 (9,437) (15.5)
ISS A/S 8,704 184,129 10,713 17.6
Jyske Bank A/S (Registered) 1,715 130,464 (1,136) (1.9)
Novo Nordisk A/S 4,090 660,698 5,892 9.7
Pandora A/S 2,411 215,499 20,457 33.6
Short Positions
Common Stocks
Denmark
Ambu A/S (795) (13,033) (770) (1.3)
Coloplast A/S (707) (88,471) (813) (1.3)
Demant A/S (1,682) (71,194) (1,582) (2.6)
Novozymes A/S (7,689) (358,762) 15,204 25.0
Orsted A/S (3,007) (285,071) 2,064 3.4
ROCKWOOL A/S (606) (156,716) 1,412 2.3
Royal Unibrew A/S (1,003) (89,782) (2,486) (4.1)
Tryg A/S (1,455) (31,509) 1,830 3.0

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Denmark (continued)
Vestas Wind Systems A/S (1,741) (46,289) 4,399 7.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.20% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
40-61 months
maturity
ranging from
09/21/2026
- 06/29/2028 $35,116,842 $151,585 $20,174 $171,759
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Cie de Saint-Gobain 4,030 245,372 (98) (0.1)
Dassault Systemes SE 8,070 357,590 3,809 2.2
Eiffage SA 3,065 320,012 (10,293) (6.0)
Getlink SE 16,989 289,116 (5,459) (3.2)
Hermes International 280 608,641 23,127 13.5
LVMH Moet Hennessy Louis Vuitton SE 707 666,639 34,027 19.8
Rexel SA 15,302 378,173 27,357 15.9
Sodexo SA 2,345 258,225 (2,647) (1.5)
Thales SA 1,436 215,154 10,744 6.3
Vinci SA 2,237 259,929 352 0.2
Germany
Bayerische Motoren Werke AG 2,875 353,645 14,425 8.4
Commerzbank AG 19,753 218,979 7,508 4.4
Deutsche Lufthansa AG (Registered) 45,210 463,563 10,082 5.9
GEA Group AG 5,122 214,438 (4,879) (2.8)
Heidelberg Materials AG 4,144 340,797 15,670 9.1
RWE AG 6,108 266,164 695 0.4
Symrise AG 2,052 215,157 8,888 5.2
Italy
Ferrari NV 1,217 397,896 30,839 18.0
Prysmian SpA 10,258 429,027 29,415 17.1
UniCredit SpA 10,860 252,534 19,852 11.6
Netherlands
ASML Holding NV 313 227,028 5,448 3.2
Koninklijke Ahold Delhaize NV 8,276 282,154 18,817 11.0
Wolters Kluwer NV 5,045 640,581 16,578 9.7
Singapore
STMicroelectronics NV 4,996 249,168 8,750 5.1
Spain
Industria de Diseno Textil SA 12,874 499,354 32,255 18.8
Repsol SA 17,693 257,327 (144) (0.1)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
Sanofi 2,874 309,403 10,218 5.9
Short Positions
Common Stocks
Belgium
UCB SA (3,830) (339,562) 17,674 10.3
Finland
Fortum OYJ (18,105) (242,290) 3,339 1.9
France
Cie Generale des Etablissements Michelin SCA (13,202) (390,533) 5,921 3.4
EssilorLuxottica SA (1,403) (264,564) (12,767) (7.4)
Kering SA (472) (260,638) (694) (0.4)
L'Oreal SA (784) (365,717) (21,635) (12.6)
Societe Generale SA (11,460) (298,032) (5,799) (3.4)
TotalEnergies SE (6,031) (346,207) 15,420 9.0
Germany
adidas AG (2,985) (579,472) (45,343) (26.4)
Bayer AG (Registered) (5,475) (303,069) 1,473 0.9
Covestro AG (5,986) (311,468) (53,065) (30.9)
Deutsche Bank AG (Registered) (26,567) (279,293) 6,055 3.5
Fresenius Medical Care AG & Co. KGaA (9,927) (474,423) (15,781) (9.2)
Luxembourg
Eurofins Scientific SE (7,118) (452,334) 5,630 3.3
Netherlands
Adyen NV (265) (458,892) (3,286) (1.9)
Koninklijke Philips NV (24,218) (524,747) (42,470) (24.7)
NN Group NV (11,357) (420,410) (24,404) (14.2)
Portugal
EDP - Energias de Portugal SA (50,780) (248,196) 9,189 5.3
Spain
Grifols SA (20,990) (269,277) (8,397) (4.9)
Iberdrola SA (16,084) (210,038) (8,291) (4.8)
United States
Schneider Electric SE (2,175) (395,147) (6,058) (3.5)
Preferred Stocks
Germany
Henkel AG & Co. KGaA (Preference) (5,889) (470,980) 9,433 5.5
Sartorius AG (Preference) (958) (331,907) (6,632) (3.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.20% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
40-61 months
maturity
ranging from
09/21/2026
- 06/29/2028 $12,959,271 $47,254 $(311) $46,943

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Glencore plc 24,842 140,851 3,581 7.6
Netherlands
Shell plc 14,114 421,044 9,760 20.8
United Kingdom
Associated British Foods plc 7,541 190,960 12,874 27.4
AstraZeneca plc 2,439 349,641 (13,142) (28.0)
Auto Trader Group plc 21,420 166,316 (1,746) (3.7)
Aviva plc 30,484 153,373 (1,834) (3.9)
BAE Systems plc 22,323 263,216 (3,276) (7.0)
BP plc 72,198 420,364 (8,587) (18.3)
British American Tobacco plc 5,829 193,671 1,901 4.0
Centrica plc 252,635 398,340 22,935 48.9
Compass Group plc 4,959 138,868 2,077 4.4
Diageo plc 2,594 111,519 2,129 4.5
DS Smith plc 61,614 213,208 (30,071) (64.1)
Howden Joinery Group plc 14,728 120,333 (5,287) (11.3)
Imperial Brands plc 4,952 109,610 1,124 2.4
InterContinental Hotels Group plc 6,081 420,359 80 0.2
Lloyds Banking Group plc 194,292 107,706 (3,986) (8.5)
National Grid plc 8,793 116,581 (1,176) (2.5)
Pearson plc 20,539 215,327 1,591 3.4
Reckitt Benckiser Group plc 4,450 334,421 (6,590) (14.0)
RELX plc 10,347 345,183 12,593 26.8
Rolls-Royce Holdings plc 81,522 156,767 (1,641) (3.5)
Sage Group plc (The) 16,842 197,842 13,979 29.8
Spectris plc 3,062 139,905 532 1.1
Standard Chartered plc 29,462 256,322 9,072 19.3
Tesco plc 70,668 222,926 (12,125) (25.8)
Short Positions
Common Stocks
Australia
Rio Tinto plc (2,294) (145,783) 3,528 7.5
Chile
Antofagasta plc (10,740) (199,726) 438 0.9
Hong Kong
Prudential plc (11,955) (168,845) 292 0.6
Italy
Coca-Cola HBC AG (5,804) (173,133) (797) (1.7)
Jordan
Hikma Pharmaceuticals plc (7,118) (171,293) (394) (0.8)
United Kingdom
abrdn plc (92,190) (256,011) (5,105) (10.9)
B&M European Value Retail SA (26,418) (187,101) (8,208) (17.5)
Bellway plc (4,353) (110,066) 12,994 27.7
ConvaTec Group plc (43,827) (114,304) (1,159) (2.5)
Direct Line Insurance Group plc (82,837) (143,223) 29,941 63.8
Entain plc (7,442) (120,336) 2,154 4.6
International Distributions Services plc (44,140) (124,076) (12,070) (25.7)
ITV plc (139,421) (121,200) 2,922 6.2
J Sainsbury plc (64,259) (219,668) (1,772) (3.8)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Kingfisher plc (111,967) (329,994) 8,182 17.4
Ocado Group plc (15,073) (109,075) (35,069) (74.7)
Pennon Group plc (13,545) (122,386) 14,199 30.2
Persimmon plc (13,181) (171,745) 31,310 66.7
Rentokil Initial plc (65,487) (512,024) 23,082 49.2
Schroders plc (31,231) (173,758) 7,522 16.0
Severn Trent plc (5,324) (173,564) 12,309 26.2
Smith & Nephew plc (6,846) (110,449) (6,173) (13.2)
United Utilities Group plc (10,617) (129,819) 12,500 26.6
Weir Group plc (The) (5,278) (117,835) 2,452 5.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.04% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
40-61 months
maturity
ranging from
09/21/2026
- 06/29/2028 $1,615,688 $(20,814) $(8,082) $(28,896)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 23,500 71,988 (1,337) 4.6
SITC International Holdings Co. Ltd. 24,000 43,948 273 (0.9)
Hong Kong
ASMPT Ltd. 14,100 139,302 10,376 (35.9)
HKT Trust & HKT Ltd. 14,000 16,301 (833) 2.9
Man Wah Holdings Ltd. 87,200 58,377 2,031 (7.0)
New World Development Co. Ltd. 7,000 17,301 (565) 2.0
Sun Hung Kai Properties Ltd. 1,500 18,952 (707) 2.4
Swire Pacific Ltd. 2,000 15,365 1,583 (5.5)
Swire Properties Ltd. 10,200 25,131 (798) 2.8
WH Group Ltd. 164,000 87,342 1,533 (5.3)
Macau
Sands China Ltd. 22,800 78,083 (1,494) 5.2
United Kingdom
CK Hutchison Holdings Ltd. 14,000 85,447 (2,634) 9.1
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (14,800) (38,297) 1,460 (5.1)
ESR Group Ltd. (30,600) (52,701) 2,985 (10.3)
Xinyi Glass Holdings Ltd. (48,000) (75,039) 428 (1.5)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong
Hang Lung Properties Ltd. (8,000) (12,380) 1,097 (3.8)
Henderson Land Development Co. Ltd. (4,000) (11,912) 314 (1.1)
Hong Kong & China Gas Co. Ltd. (178,000) (154,146) 4,182 (14.5)
MTR Corp. Ltd. (18,500) (85,166) 2,305 (8.0)
Power Assets Holdings Ltd. (4,000) (20,998) 544 (1.9)
Techtronic Industries Co. Ltd. (32,500) (355,407) (46,624) 161.4
Wharf Real Estate Investment Co. Ltd. (10,000) (50,174) 3,680 (12.7)
Macau
Galaxy Entertainment Group Ltd. (16,000) (101,931) 1,387 (4.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.40% to 0.03%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
40-61 months
maturity
ranging from
09/21/2026
- 05/29/2028 $4,499,110 $5,983 $4,760 $10,743
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 12,043 131,181 4,951 46.1
Sweden
Assa Abloy AB 1,807 43,435 561 5.2
Axfood AB 6,086 128,802 (6,964) (64.8)
Billerud AB 9,084 69,134 (6,955) (64.7)
Elekta AB 3,794 29,351 (134) (1.2)
Evolution AB 1,600 202,758 (7,186) (66.9)
Getinge AB 1,021 17,912 (3,388) (31.5)
Hexpol AB 3,795 40,295 (275) (2.6)
Nibe Industrier AB 12,780 121,517 (4,028) (37.5)
Saab AB 3,760 203,551 474 4.4
Sandvik AB 1,441 28,134 478 4.4
Skanska AB 1,754 24,609 492 4.6
SSAB AB 37,062 256,993 (1,282) (11.9)
Swedbank AB 4,340 73,242 1,402 13.1
Telefonaktiebolaget LM Ericsson 28,010 152,187 5,168 48.1
Trelleborg AB 6,378 154,790 (15,935) (148.3)
Volvo AB 13,690 283,315 12,602 117.3

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Guatemala
Millicom International Cellular SA (1,032) (15,791) 1,566 14.6
Sweden
Alfa Laval AB (3,692) (134,675) 642 6.0
Beijer Ref AB (7,693) (98,266) 15,003 139.7
Boliden AB (1,367) (39,613) 6,244 58.1
Electrolux AB (9,012) (123,154) (2,872) (26.7)
Embracer Group AB (23,411) (58,546) (3,075) (28.6)
Epiroc AB (1,417) (26,841) (728) (6.8)
EQT AB (6,689) (128,775) 6,573 61.2
Essity AB (8,578) (228,446) (2,968) (27.6)
Hexagon AB (12,303) (151,331) (5,718) (53.2)
Holmen AB (1,771) (63,651) 4,921 45.8
Husqvarna AB (14,019) (127,202) (17,647) (164.3)
Securitas AB (27,441) (225,394) (4,906) (45.7)
Skandinaviska Enskilda Banken AB (4,019) (44,451) (14) (0.1)
SKF AB (10,232) (178,298) 2,713 25.3
Svenska Cellulosa AB SCA (7,603) (97,052) 8,089 75.3
Svenska Handelsbanken AB (33,126) (277,339) 6,703 62.4
Swedish Orphan Biovitrum AB (4,112) (80,370) 1,591 14.8
Tele2 AB (11,979) (99,070) 3,175 29.6
Telia Co. AB (114,435) (251,054) 5,406 50.3
Volvo Car AB (8,005) (31,850) (491) (4.6)
United States
Sinch AB (25,125) (56,735) 1,795 16.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-2.75% to 0.30%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
1-13 months
maturity
ranging from
07/10/2023
- 07/31/2024 $26,210,310 $(107,995) $34,147 $(73,848)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Amada Co. Ltd. 17,500 172,653 2,983 (4.0)
Capcom Co. Ltd. 4,700 186,310 3,645 (4.9)
Disco Corp. 1,000 158,546 11,229 (15.2)
Hirose Electric Co. Ltd. 1,300 173,075 (490) 0.7
Japan Tobacco, Inc. 9,300 203,726 (1,681) 2.3

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Lawson, Inc. 4,000 177,359 7,124 (9.6)
Marubeni Corp. 16,400 279,522 1,024 (1.4)
MISUMI Group, Inc. 9,700 195,291 (10,077) 13.6
Mitsubishi Corp. 9,800 473,800 9,046 (12.2)
Mitsubishi UFJ Financial Group, Inc. 44,600 328,750 22,474 (30.4)
Mitsui & Co. Ltd. 7,500 283,859 586 (0.8)
Nitto Denko Corp. 2,400 178,142 (1,241) 1.7
Panasonic Holdings Corp. 16,400 201,096 9,300 (12.6)
Recruit Holdings Co. Ltd. 7,900 252,131 (16,412) 22.2
Renesas Electronics Corp. 8,100 152,866 10,779 (14.6)
Sega Sammy Holdings, Inc. 11,600 248,504 7,946 (10.8)
Shin-Etsu Chemical Co. Ltd. 5,000 167,090 729 (1.0)
Sojitz Corp. 7,660 169,518 578 (0.8)
Sumitomo Corp. 7,400 156,991 1,505 (2.0)
Toyo Suisan Kaisha Ltd. 4,900 221,048 829 (1.1)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (12,500) (255,956) (15,347) 20.8
Asahi Intecc Co. Ltd. (9,800) (192,942) (2,912) 3.9
Asahi Kasei Corp. (25,300) (171,308) 1,660 (2.2)
Bridgestone Corp. (5,000) (205,408) 974 (1.3)
Canon, Inc. (8,800) (231,322) 852 (1.2)
Fast Retailing Co. Ltd. (600) (153,885) (1,364) 1.8
Honda Motor Co. Ltd. (5,900) (178,734) 971 (1.3)
Ibiden Co. Ltd. (3,300) (187,762) (2,448) 3.3
Isuzu Motors Ltd. (15,300) (185,608) 2,812 (3.8)
ITOCHU Corp. (6,100) (242,301) (4,719) 6.4
JSR Corp. (10,700) (307,477) (60,026) 81.3
KDDI Corp. (8,200) (253,242) (683) 0.9
Kobe Bussan Co. Ltd. (6,400) (166,113) (2,093) 2.8
Kose Corp. (2,000) (192,259) 6,501 (8.8)
Kubota Corp. (15,600) (228,366) 5,696 (7.7)
Nintendo Co. Ltd. (3,400) (155,000) (7,092) 9.6
Nippon Steel Corp. (7,600) (159,063) (4,345) 5.9
Nippon Telegraph & Telephone Corp. (355,000) (420,074) (9,862) 13.4
Nippon Yusen KK (9,500) (210,982) (13,207) 17.9
Nissan Motor Co. Ltd. (36,600) (150,211) (12,151) 16.5
NTT Data Group Corp. (12,500) (175,261) 8,693 (11.8)
Resonac Holdings Corp. (10,300) (167,336) (4,872) 6.6
Sekisui House Ltd. (14,900) (300,974) (17,214) 23.3
Seven & i Holdings Co. Ltd. (4,000) (172,809) (2,990) 4.0
Sharp Corp. (42,700) (239,440) (2,881) 3.9
SoftBank Corp. (27,400) (292,777) (3,207) 4.3
SUMCO Corp. (13,000) (184,433) (283) 0.4
Sumitomo Electric Industries Ltd. (14,700) (180,107) (3,253) 4.4
West Japan Railway Co. (4,400) (183,005) (1,632) 2.2
Yaskawa Electric Corp. (5,100) (235,126) 1,363 (1.8)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-1.81% to 0.25%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
1-13 months
maturity
ranging from
07/10/2023
- 07/31/2024 $124,001,974 $223,648 $(84,526) $139,122
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Albemarle Corp. 1,508 336,420 (13,768) (9.9)
Allison Transmission Holdings, Inc. 5,720 322,951 17,355 12.5
Alphabet, Inc. 3,752 449,114 (12,757) (9.2)
Amazon.com, Inc. 5,008 652,843 22,937 16.5
Apple, Inc. 2,517 488,222 22,552 16.2
Booking Holdings, Inc. 142 383,447 6,428 4.6
Builders FirstSource, Inc. 2,920 397,120 20,759 14.9
Cadence Design Systems, Inc. 1,850 433,862 3,682 2.6
Cardinal Health, Inc. 4,563 431,523 15,195 10.9
Cheniere Energy, Inc. 4,331 659,871 14,855 10.7
CVS Health Corp. 5,561 384,432 2,558 1.8
Deere & Co. 1,453 588,741 (4,150) (3.0)
Dick's Sporting Goods, Inc. 2,517 332,722 (8,533) (6.1)
Discover Financial Services 3,007 351,368 3,969 2.9
Enphase Energy, Inc. 2,390 400,277 (9,276) (6.7)
Fiserv, Inc. 2,765 348,805 18,194 13.1
General Motors Co. 14,023 540,727 17,389 12.5
KLA Corp. 944 457,859 19,418 14.0
LPL Financial Holdings, Inc. 1,719 373,762 14,130 10.2
M&T Bank Corp. 3,255 402,839 5,078 3.6
Marathon Petroleum Corp. 3,830 446,578 21,678 15.6
Mastercard, Inc. 1,619 636,753 30,243 21.7
McDonald's Corp. 1,977 589,957 10,616 7.6
McKesson Corp. 1,072 458,076 18,203 13.1
Medpace Holdings, Inc. 1,431 343,683 21,293 15.3
Meta Platforms, Inc. 1,303 373,935 3,453 2.5
Microsoft Corp. 1,540 524,432 3,835 2.8
NVIDIA Corp. 1,331 563,040 (20,045) (14.4)
PulteGroup, Inc. 4,550 353,444 7,132 5.1
Roper Technologies, Inc. 884 425,027 22,144 15.9
Schlumberger NV 8,042 395,023 14,958 10.8
Sherwin-Williams Co. (The) 1,461 387,925 25,056 18.0
Toll Brothers, Inc. 4,328 342,215 15,041 10.8
UnitedHealth Group, Inc. 867 416,715 9,754 7.0
Valero Energy Corp. 2,894 339,466 18,348 13.2

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
3M Co. (4,670) (467,420) 10,321 7.4
AbbVie, Inc. (3,214) (433,022) 9,931 7.1
Atmos Energy Corp. (3,756) (436,973) (723) (0.5)
Coherent Corp. (6,919) (352,731) 29,959 21.5
DuPont de Nemours, Inc. (4,910) (350,770) (13,453) (9.7)
Entegris, Inc. (2,942) (326,032) (10,268) (7.4)
Envestnet, Inc. (6,270) (372,124) (26,961) (19.4)
Hanesbrands, Inc. (80,120) (363,745) 14,422 10.4
Honeywell International, Inc. (2,532) (525,390) (17,977) (12.9)
McCormick & Co., Inc. (Non-Voting) (4,166) (363,400) 23,788 17.1
Medtronic plc (4,918) (433,276) 2,801 2.0
Procter & Gamble Co. (The) (2,842) (431,245) (10,174) (7.3)
Selective Insurance Group, Inc. (3,606) (345,996) 5,697 4.1
Stanley Black & Decker, Inc. (5,397) (505,753) (23,369) (16.8)
Verizon Communications, Inc. (17,891) (665,366) (22,243) (16.0)
Collateral pledged to, or (received from), each counterparty at June 30, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 2,299,031 $ 2,299,031
CITG
Cash – 432,591 432,591
CITI
Cash (600,418) – (600,418)
Investment Companies 2,157,909 – 2,157,909
GSCO
Cash – 2,438,142 2,438,142
GSIN
Cash (311,733) – (311,733)
U.S. Treasury Bills 4,447,299 – 4,447,299
JPMC
Investment Companies 10,939,800 – 10,939,800
JPMS
Cash – 1,298,929 1,298,929
MSCL
Cash – 1,029,398 1,029,398

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 1,187,494 $ 1,187,494
JPPC
Cash – 990,635 990,635
MSCL
Cash – 3,634,712 3,634,712

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 105.5%
COMMON STOCKS - 54.2%
Australia - 1.4%
BHP Group Ltd. (a) 19,897 598,143
BlueScope Steel Ltd. 54,877 755,263
Harvey Norman Holdings Ltd. 8,293 19,289
Incitec Pivot Ltd. 201,986 369,605
JB Hi-Fi Ltd. 13,093 383,189
Pilbara Minerals Ltd. 61,810 203,149
Qantas Airways Ltd. * 32,908 136,375
Sonic Healthcare Ltd. 6,158 146,447
South32 Ltd. (a) 84,329 212,306
Whitehaven Coal Ltd. 68,805 308,442
3,132,208
—
Belgium - 0.1%
Ageas SA/NV 623 25,256
Proximus SADP (a) 28,302 211,055
236,311
—
Brazil - 0.0% (b)
Yara International ASA 1,952 68,968
Canada - 1.8%
Air Canada (1)* 14,117 266,302
ARC Resources Ltd. (1) 45,276 603,908
Empire Co. Ltd., Class A (1) 5,759 163,586
Imperial Oil Ltd. (1) 8,031 410,901
Manulife Financial Corp. (1)(a) 2,750 51,980
Nutrien Ltd. (1)(a) 8,526 503,354
Parkland Corp. (1) 5,876 146,373
RB Global, Inc. (1)(a) 2,207 132,445
Restaurant Brands International,
Inc. (1) 1,475 114,359
Shopify, Inc., Class A (1)*(a) 2,651 171,337
Suncor Energy, Inc. (1) 19,719 578,434
West Fraser Timber Co. Ltd. (1) 8,791 755,240
3,898,219
—
China - 0.1%
BOC Hong Kong Holdings Ltd. 10,500 32,165
NXP Semiconductors NV (1) 354 72,457
SITC International Holdings Co.
Ltd. 110,000 201,428
306,050
—
Denmark - 0.5%
AP Moller - Maersk A/S, Class B (a) 535 940,662
ISS A/S 9,647 204,078
1,144,740
—
Finland - 0.0% (b)
Nokia OYJ 21,487 90,027
France - 1.3%
Air France-KLM * 84,595 159,384
BNP Paribas SA (a) 836 52,757
Bouygues SA 546 18,342
Cie de Saint-Gobain (a) 11,170 680,101
Dassault Aviation SA 952 190,734
Eiffage SA 152 15,870
Ipsen SA 244 29,372
INVESTMENTS SHARES VALUE ($)
France - 1.3% (continued)
Renault SA 13,702 578,136
Rexel SA 12,461 307,960
Rubis SCA (a) 6,509 158,123
Sodexo SA 219 24,116
TotalEnergies SE (a) 10,743 616,698
2,831,593
—
Germany - 1.9%
Bayer AG (Registered) (a) 5,499 304,398
Bayerische Motoren Werke AG 9,881 1,215,432
Deutsche Bank AG (Registered) 108,590 1,141,582
Deutsche Lufthansa AG
(Registered) * 33,916 347,759
Heidelberg Materials AG (a) 318 26,152
Mercedes-Benz Group AG (a) 1,682 135,386
TeamViewer SE *(c) 3,661 58,845
thyssenkrupp AG 89,183 698,521
3,928,075
—
Guatemala - 0.1%
Millicom International Cellular SA,
SDR * 8,108 124,066
Hong Kong - 0.1%
Hong Kong Exchanges & Clearing
Ltd. 800 30,311
New World Development Co. Ltd. 72,000 177,952
WH Group Ltd. (c) 136,500 72,696
280,959
—
Italy - 1.1%
Banco BPM SpA 27,152 126,117
Eni SpA 3,058 44,024
Leonardo SpA 37,219 422,617
UniCredit SpA 55,095 1,281,156
Unipol Gruppo SpA 109,494 585,136
2,459,050
—
Japan - 4.3%
Dai-ichi Life Holdings, Inc. 3,900 74,178
Fuji Electric Co. Ltd. 600 26,415
Haseko Corp. (a) 1,000 12,323
Hitachi Construction Machinery Co.
Ltd. 1,400 39,365
Idemitsu Kosan Co. Ltd. 12,900 258,839
IHI Corp. 1,900 51,533
Iida Group Holdings Co. Ltd. 10,200 172,368
Inpex Corp. 27,300 299,930
Japan Post Insurance Co. Ltd. 33,600 504,972
JFE Holdings, Inc. (a) 88,300 1,262,385
Kao Corp. 4,800 174,192
Kawasaki Kisen Kaisha Ltd. 7,100 174,092
Kobayashi Pharmaceutical Co. Ltd. 700 38,062
Kose Corp. 200 19,226
Kuraray Co. Ltd. 4,600 44,785
Lion Corp. 7,800 72,722
Marubeni Corp. (a) 1,100 18,748
Mazda Motor Corp. 55,200 533,463
McDonald's Holdings Co. Japan
Ltd. (1) 600 23,327
Mitsubishi Corp. (a) 18,800 908,922

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 4.3% (continued)
Mitsubishi Gas Chemical Co., Inc. 2,100 30,591
Mitsubishi Motors Corp. 203,400 711,235
Mitsui Chemicals, Inc. 2,600 76,637
Mitsui OSK Lines Ltd. 2,900 69,771
Mizuho Financial Group, Inc. 21,600 330,166
MS&AD Insurance Group Holdings,
Inc. 800 28,330
NGK Insulators Ltd. 800 9,558
Nikon Corp. (a) 2,300 29,861
Nippon Steel Corp. (a) 50,300 1,052,742
Nippon Yusen KK 11,100 246,516
Obayashi Corp. 2,300 19,891
Oji Holdings Corp. 2,300 8,600
Panasonic Holdings Corp. (a) 14,100 172,893
Pola Orbis Holdings, Inc. 2,000 29,162
Renesas Electronics Corp. * 7,300 137,768
Ryohin Keikaku Co. Ltd. 14,900 147,717
Sega Sammy Holdings, Inc. 4,500 96,403
Sekisui Chemical Co. Ltd. (a) 2,600 37,563
Sekisui House Ltd. (a) 1,000 20,200
Shimamura Co. Ltd. 1,700 160,741
Shimano, Inc. (a) 200 33,481
Shiseido Co. Ltd. 4,000 181,319
Sojitz Corp. 11,080 245,204
Subaru Corp. 8,900 167,621
SUMCO Corp. 700 9,931
Sumitomo Forestry Co. Ltd. (a) 3,000 72,868
Sumitomo Heavy Industries Ltd. 1,100 26,347
THK Co. Ltd. 1,800 37,049
Tosoh Corp. 6,700 79,248
Toyota Tsusho Corp. 2,100 104,950
Yamada Holdings Co. Ltd. 21,800 64,172
9,148,382
—
Luxembourg - 0.4%
ArcelorMittal SA 31,828 868,400
Macau - 0.0% (b)
Sands China Ltd. * 2,800 9,589
Netherlands - 1.1%
ASR Nederland NV 1,862 83,983
ING Groep NV 5,135 69,228
NN Group NV 21,251 786,662
OCI NV 5,316 127,685
Shell plc (a) 42,029 1,253,796
2,321,354
—
New Zealand - 0.0% (b)
Xero Ltd. * 577 46,229
Norway - 0.3%
Equinor ASA (a) 21,212 617,670
Panama - 0.0% (b)
Copa Holdings SA, Class A (1)(a)
(d) 749 82,824
Russia - 0.0%
Evraz plc (3)*(e) 27,473 –
INVESTMENTS SHARES VALUE ($)
Singapore - 0.1%
City Developments Ltd. 4,000 19,952
Seatrium Ltd. * 97,200 9,015
STMicroelectronics NV 2,103 104,884
133,851
—
Spain - 1.0%
Acerinox SA 13,158 139,846
Banco de Sabadell SA 340,333 392,387
Banco Santander SA 55,244 204,521
Mapfre SA 42,909 85,304
Repsol SA 95,263 1,385,504
2,207,562
—
Sweden - 0.1%
Billerud AB 2,576 19,605
Skanska AB, Class B 6,691 93,878
113,483
—
Switzerland - 0.9%
ABB Ltd. (Registered) (a) 4,749 186,830
Baloise Holding AG (Registered) 1,341 197,251
Clariant AG (Registered) 7,573 109,555
DKSH Holding AG (a) 120 8,932
Dufry AG (Registered) * 797 36,353
Georg Fischer AG (Registered) 215 16,170
Helvetia Holding AG (Registered) 189 25,616
Novartis AG (Registered) (a) 12,171 1,227,073
Swatch Group AG (The) (a) 138 40,350
Temenos AG (Registered) 1,025 81,616
1,929,746
—
United Kingdom - 2.1%
Aviva plc 1,773 8,920
Barclays plc 388,826 759,607
BP plc (a) 136,743 796,170
British American Tobacco plc (a) 9,253 307,435
Centrica plc (a) 158,393 249,745
CK Hutchison Holdings Ltd. 69,500 424,182
DCC plc 1,357 75,913
Direct Line Insurance Group plc 16,351 28,271
Harbour Energy plc 50,069 145,542
HSBC Holdings plc (a) 62,127 491,912
InterContinental Hotels Group plc 695 48,043
International Distributions Services
plc 5,863 16,481
Legal & General Group plc 38,150 110,456
Liberty Global plc, Class C (1)*(a)
(d) 24,450 434,477
Marks & Spencer Group plc * 155,116 380,224
Rolls-Royce Holdings plc * 41,955 80,680
Travis Perkins plc 2,079 21,532
Whitbread plc 386 16,616
4,396,206
—
United States - 35.5%
3M Co. (1)(a) 4,069 407,266
ACI Worldwide, Inc. (1)* 540 12,512
Activision Blizzard, Inc. (1)* 705 59,432
Adobe, Inc. (1)*(a) 3,043 1,487,997
Advance Auto Parts, Inc. (1) 1,755 123,377

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 35.5% (continued)
Advanced Micro Devices, Inc. (1)* 1,082 123,251
AGCO Corp. (1) 1,369 179,914
Akamai Technologies, Inc. (1)* 2,000 179,740
Allison Transmission Holdings, Inc.
(1) 28,065 1,584,550
Ally Financial, Inc. (1) 3,319 89,646
Alphabet, Inc., Class A (1)*(a) 13,488 1,614,514
Alphabet, Inc., Class C (1)*(a) 8,780 1,062,117
Altice USA, Inc., Class A (1)*(a)(d) 213,219 643,921
Altria Group, Inc. (1)(a) 15,225 689,693
Amazon.com, Inc. (1)*(a) 12,189 1,588,958
Amedisys, Inc. (1)* 665 60,808
American Airlines Group, Inc.
(1)*(a)(d) 29,854 535,581
American International Group, Inc.
(1) 28,808 1,657,612
American Tower Corp., REIT (1) 725 140,607
Amgen, Inc. (1)(a) 103 22,868
Analog Devices, Inc. (1) 1,444 281,306
Apple, Inc. (1) 21,348 4,140,871
Applied Materials, Inc. (1) 2,083 301,077
AppLovin Corp., Class A (1)*(a)(d) 8,219 211,475
Arrow Electronics, Inc. (1)* 2,181 312,385
Autodesk, Inc. (1)* 590 120,720
AutoNation, Inc. (1)*(a) 2,687 442,307
Avnet, Inc. (1) 5,426 273,742
Axis Capital Holdings Ltd. (1) 4,316 232,330
Bank of New York Mellon Corp.
(The) (1) 2,208 98,300
Bath & Body Works, Inc. (1) 4,482 168,075
Baxter International, Inc. (1) 3,092 140,872
Berkshire Hathaway, Inc., Class B
(1)*(a)(d) 1,954 666,314
Boeing Co. (The) (1)*(a) 854 180,331
Booking Holdings, Inc. (1)*(a) 269 726,389
Bristol-Myers Squibb Co. (1)(a) 11,847 757,616
Broadcom, Inc. (1) 351 304,468
Brunswick Corp. (1)(a) 121 10,483
Builders FirstSource, Inc. (1)* 1,441 195,976
BWX Technologies, Inc. (1) 998 71,427
Capital One Financial Corp. (1) 2,456 268,613
Cardinal Health, Inc. (1) 5,883 556,355
Centene Corp. (1)*(a)(d) 6,221 419,606
CF Industries Holdings, Inc. (1)(a) 10,067 698,851
Cheniere Energy, Inc. (1) 1,637 249,413
Chevron Corp. (1)(a) 1,259 198,104
Cigna Group (The) (1)(a) 6,202 1,740,281
Cisco Systems, Inc. (1)(a)(d) 14,635 757,215
Citigroup, Inc. (1)(a) 18,523 852,799
CNA Financial Corp. (1) 2,298 88,749
CNO Financial Group, Inc. (1) 1,041 24,640
Coca-Cola Consolidated, Inc. (1)
(a)(d) 592 376,524
Cognizant Technology Solutions
Corp., Class A (1) 1,320 86,170
Comcast Corp., Class A (1)(a) 12,006 498,849
Crown Castle, Inc., REIT (1)(a)(d) 311 35,435
CVS Health Corp. (1)(a) 24,575 1,698,870
Delta Air Lines, Inc. (1)* 10,255 487,523
INVESTMENTS SHARES VALUE ($)
United States - 35.5% (continued)
Dick's Sporting Goods, Inc. (1)(a)
(d) 1,635 216,131
Digital Realty Trust, Inc., REIT (1) 191 21,749
Discover Financial Services (1)(a)
(d) 584 68,240
DocuSign, Inc., Class A (1)* 5,550 283,550
Domino's Pizza, Inc. (1) 1,160 390,908
Dropbox, Inc., Class A (1)* 14,414 384,421
Enphase Energy, Inc. (1)* 133 22,275
Equinix, Inc., REIT (1) 61 47,820
Expedia Group, Inc. (1)* 4,467 488,645
FedEx Corp. (1)(a) 127 31,483
Fidelity National Information
Services, Inc. (1) 6,911 378,032
Ford Motor Co. (1) 34,783 526,267
Gates Industrial Corp. plc (1)* 17,367 234,107
Gen Digital, Inc. (1) 22,566 418,599
General Dynamics Corp. (1)(a)(d) 1,450 311,968
General Motors Co. (1) 44,008 1,696,948
Gilead Sciences, Inc. (1)(a) 1,994 153,678
Global Payments, Inc. (1) 3,022 297,727
Hewlett Packard Enterprise Co. (1)
(a)(d) 15,807 265,558
HF Sinclair Corp. (1) 3,410 152,120
Holcim AG (a) 417 28,109
Horizon Therapeutics plc (1)*(a) 257 26,432
Humana, Inc. (1) 219 97,921
Huntington Ingalls Industries, Inc.
(1) 4,258 969,121
Intel Corp. (1) 9,831 328,749
Johnson & Johnson (1)(a) 1,591 263,342
KB Home (1) 9,280 479,869
Keurig Dr Pepper, Inc. (1)(a) 278 8,693
KLA Corp. (1) 208 100,884
Kroger Co. (The) (1) 11,626 546,422
L3Harris Technologies, Inc. (1)(a) 512 100,234
Laboratory Corp. of America
Holdings (1) 570 137,558
LyondellBasell Industries NV, Class
A (1)(a)(d) 1,227 112,675
Macy's, Inc. (1)(a)(d) 15,801 253,606
ManpowerGroup, Inc. (1)(a) 2,705 214,777
Marathon Petroleum Corp. (1) 3,419 398,655
Marriott International, Inc., Class
A (1) 1,466 269,290
Matador Resources Co. (1) 3,322 173,807
Mattel, Inc. (1)*(a) 1,494 29,193
McDonald's Corp. (1)(a) 820 244,696
McKesson Corp. (1) 494 211,091
Medtronic plc (1)(a) 2,464 217,078
Meta Platforms, Inc., Class A (1)*(a) 6,762 1,940,559
MetLife, Inc. (1)(a) 3,152 178,183
MGIC Investment Corp. (1) 8,868 140,026
MGM Resorts International (1)(a)(d) 1,090 47,873
Microchip Technology, Inc. (1)(a)(d) 10,699 958,523
Microsoft Corp. (1)(a) 8,809 2,999,817
Mosaic Co. (The) (1)(a) 9,181 321,335
Murphy USA, Inc. (1) 549 170,799
Navient Corp. (1) 33,270 618,157
NCR Corp. (1)*(a)(d) 13,532 341,006

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 35.5% (continued)
Netflix, Inc. (1)*(a) 363 159,898
Neurocrine Biosciences, Inc. (1)* 165 15,560
New Relic, Inc. (1)* 1,634 106,929
Nutanix, Inc., Class A (1)* 307 8,611
NVIDIA Corp. (1) 2,470 1,044,859
Ovintiv, Inc. (1)(a)(d) 3,091 117,674
Owens Corning (1) 4,374 570,807
PACCAR, Inc. (1)(a) 905 75,703
Patterson Cos., Inc. (1) 4,763 158,417
PayPal Holdings, Inc. (1)*(a)(d) 9,435 629,598
PBF Energy, Inc., Class A (1) 9,164 375,174
Penn Entertainment, Inc. (1)*(a)(d) 1,986 47,724
Petco Health & Wellness Co., Inc.,
Class A (1)*(a)(d) 6,085 54,157
Pfizer, Inc. (1)(a) 12,589 461,765
Phillips 66 (1)(a)(d) 2,005 191,237
Pioneer Natural Resources Co. (1) 246 50,966
Playtika Holding Corp. (1)* 10,658 123,633
Premier, Inc., Class A (1)(a)(d) 1,654 45,750
Prologis, Inc., REIT (1) 1,198 146,911
Public Storage, REIT (1) 111 32,399
PulteGroup, Inc. (1)(a) 7,620 591,922
Qorvo, Inc. (1)* 838 85,501
QUALCOMM, Inc. (1) 6,201 738,167
Reinsurance Group of America,
Inc. (1) 799 110,813
RingCentral, Inc., Class A (1)* 7,696 251,890
Ryder System, Inc. (1)(a)(d) 1,822 154,487
Salesforce, Inc. (1)*(a) 5,332 1,126,438
Schneider National, Inc., Class B
(1) 2,031 58,330
ServiceNow, Inc. (1)*(a) 222 124,757
Signify NV (c) 5,515 154,607
Simon Property Group, Inc., REIT
(1)(a)(d) 376 43,420
Skyworks Solutions, Inc. (1) 1,668 184,631
Southwest Airlines Co. (1)(a)(d) 3,227 116,850
Southwestern Energy Co. (1)* 18,945 113,859
SS&C Technologies Holdings, Inc.
(1)(a)(d) 1,732 104,959
Stellantis NV 74,208 1,304,636
Stifel Financial Corp. (1) 387 23,092
Super Micro Computer, Inc. (1)*(a)
(d) 2,231 556,077
Swiss Re AG 4,099 413,027
Synaptics, Inc. (1)* 3,237 276,375
Synchrony Financial (1) 21,423 726,668
Syneos Health, Inc. (1)* 7,667 323,087
Taylor Morrison Home Corp., Class
A (1)* 10,936 533,349
TD SYNNEX Corp. (1) 3,017 283,598
Teradata Corp. (1)*(a)(d) 2,144 114,511
Terex Corp. (1) 6,063 362,749
Tesla, Inc. (1)* 2,619 685,576
Texas Roadhouse, Inc., Class A (1) 744 83,536
Textron, Inc. (1) 5,704 385,762
Toast, Inc., Class A (1)*(a)(d) 384 8,667
Toll Brothers, Inc. (1)(a) 16,818 1,329,799
Travel + Leisure Co. (1) 6,996 282,219
TripAdvisor, Inc. (1)* 21,364 352,292
INVESTMENTS SHARES VALUE ($)
United States - 35.5% (continued)
Tyson Foods, Inc., Class A (1) 6,081 310,374
Uber Technologies, Inc. (1)*(a)(d) 2,528 109,134
United Airlines Holdings, Inc. (1)* 29,582 1,623,164
United States Steel Corp. (1)(a)(d) 26,521 663,290
United Therapeutics Corp. (1)*(a) 78 17,219
UnitedHealth Group, Inc. (1)(a) 1,456 699,812
Universal Health Services, Inc.,
Class B (1) 397 62,635
Unum Group (1) 20,493 977,516
Valero Energy Corp. (1) 5,631 660,516
Veeva Systems, Inc., Class A
(1)*(a)(d) 1,331 263,179
Vertiv Holdings Co., Class A (1) 5,469 135,467
Viatris, Inc. (1)(a) 79,519 793,600
Victoria's Secret & Co. (1)* 14,135 246,373
Virtu Financial, Inc., Class A (1) 24,757 423,097
Vishay Intertechnology, Inc. (1) 2,656 78,086
VMware, Inc., Class A (1)* 248 35,635
Walmart, Inc. (1)(a) 4,647 730,415
Western Union Co. (The) (1)(a)(d) 125,830 1,475,986
Workday, Inc., Class A (1)* 718 162,189
Xerox Holdings Corp. (1) 15,164 225,792
Zoom Video Communications, Inc.,
Class A (1)* 3,363 228,280
76,602,713
—
TOTAL COMMON STOCKS
(Cost $101,635,025) 116,978,275
PREFERRED STOCKS - 0.3%
Germany - 0.3%
Volkswagen AG (Preference) (a)
(Cost $706,408) 5,305 713,378
PRINCIPAL
AMOUNT
FOREIGN GOVERNMENT SECURITIES - 7.0%
Federal Republic of Germany
0.50%, 4/15/2030 (f)(g) EUR 5,448,740 6,051,022
French Republic
1.85%, 7/25/2027 (f)(g) 8,453 9,690
0.70%, 7/25/2030 (f)(g) 2,949,480 3,276,457
0.10%, 7/25/2031 (f)(g) 1,754,700 1,859,929
United Kingdom Gilt Inflation Linked
0.13%, 8/10/2028 (f)(g) GBP 934,556 1,141,223
0.13%, 8/10/2031 (f)(g) 507,896 626,645
1.25%, 11/22/2032 (f)(g) 858,465 1,162,820
0.75%, 3/22/2034 (f)(g) 802,655 1,029,461
Cost: $14,882,304 $–
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $14,882,304) 15,157,247
U.S. TREASURY OBLIGATIONS - 9.3%
U.S. Treasury Inflation Linked Notes
1.63%, 10/15/2027 $ 1,433,712 1,412,500
0.50%, 1/15/2028 1,229,850 1,150,222
0.75%, 7/15/2028 1,329,394 1,259,575
0.25%, 7/15/2029 1,304,567 1,191,003
0.13%, 1/15/2030 1,297,010 1,163,205
0.13%, 7/15/2030 1,301,520 1,166,919

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 9.3% (continued)
0.13%, 1/15/2031 $ 1,864,576 1,656,687
0.13%, 7/15/2031 2,829,650 2,508,523
0.13%, 1/15/2032 4,486,917 3,948,838
0.63%, 7/15/2032 4,072,029 3,741,655
1.13%, 1/15/2033 1,018,420 975,505
Cost: $20,748,855 $–
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $20,748,855) 20,174,632
SHARES
SHORT-TERM INVESTMENTS - 34.7%
INVESTMENT COMPANIES - 19.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.02% (1)(h)(i) 2,449,253 2,449,253
Limited Purpose Cash Investment
Fund, 5.10% (1)(h) 40,298,816 40,282,697
TOTAL INVESTMENT COMPANIES
(Cost $42,726,260) 42,731,950
—
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 14.9%
U.S. Treasury Bills
4.82%, 7/13/2023 (j) $ 2,763,000 2,759,158
4.80%, 7/20/2023 (j) 603,000 601,574
4.80%, 7/27/2023 (j) 1,514,000 1,508,937
4.79%, 8/3/2023 (j) 1,664,000 1,656,673
4.96%, 8/17/2023 (j)(k) 10,377,000 10,310,041
4.96%, 10/26/2023 (j) 3,527,000 3,468,413
5.02%, 11/2/2023 (j) 958,000 941,108
5.01%, 11/9/2023 (j)(k) 3,287,000 3,225,909
5.44%, 11/30/2023 (j) 5,191,000 5,078,557
5.36%, 12/28/2023 (j) 2,726,000 2,655,423
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $32,209,176) 32,205,793
—
TOTAL SHORT-TERM INVESTMENTS
(Cost $74,935,436) 74,937,743
TOTAL LONG POSITIONS
(Cost $212,908,028) 227,961,275
SHARES
SHORT POSITIONS - (12.6)%
COMMON STOCKS - (12.6)%
Australia - (0.5)%
Cleanaway Waste Management
Ltd. (31,411) (54,341)
Commonwealth Bank of Australia (2,222) (148,756)
Endeavour Group Ltd. (12,076) (50,824)
IDP Education Ltd. (8,955) (132,613)
IGO Ltd. (5,897) (60,189)
Lynas Rare Earths Ltd. (16,306) (74,928)
Mineral Resources Ltd. (11,470) (549,330)
Reece Ltd. (756) (9,418)
Worley Ltd. (3,902) (41,202)
(1,121,601)
—
Belgium - (0.0)% (b)
UCB SA (211) (18,707)
INVESTMENTS SHARES VALUE ($)
Canada - (0.6)%
Cameco Corp. (1) (24,629) (771,358)
Canadian Pacific Kansas City Ltd.
(1) (1,567) (126,567)
Constellation Software, Inc. (1) (97) (200,975)
Element Fleet Management Corp.
(1) (2,571) (39,164)
Nuvei Corp. (1)(c) (234) (6,910)
Pan American Silver Corp. (1) (13,564) (197,611)
(1,342,585)
—
Chile - (0.1)%
Antofagasta plc (16,530) (307,400)
Denmark - (0.2)%
Coloplast A/S, Class B (74) (9,260)
Demant A/S (462) (19,555)
Novozymes A/S, Class B (5,816) (271,370)
Orsted A/S (c) (1,138) (107,885)
Vestas Wind Systems A/S (2,919) (77,608)
(485,678)
—
Faroe Islands - (0.0)% (b)
Bakkafrost P/F (758) (45,345)
France - (0.0)% (b)
Sartorius Stedim Biotech (204) (50,949)
SEB SA (127) (13,134)
(64,083)
—
Germany - (0.6)%
adidas AG (5,032) (976,852)
Covestro AG (c) (1,924) (100,111)
Fresenius Medical Care AG & Co.
KGaA (332) (15,867)
HelloFresh SE (1,211) (29,951)
Rheinmetall AG (488) (133,689)
Siemens Healthineers AG (c) (843) (47,777)
(1,304,247)
—
India - 0.0%
Godha Cabcon & Insulation Ltd.
Escrow (3)(e) (114) –
Italy - (1.1)%
A2A SpA (29,129) (53,291)
Banca Generali SpA (577) (19,851)
Brunello Cucinelli SpA (575) (50,626)
DiaSorin SpA (983) (102,398)
Ferrari NV (3,476) (1,136,471)
Hera SpA (7,397) (22,014)
Infrastrutture Wireless Italiane SpA
(c) (16,582) (218,887)
Moncler SpA (1,652) (114,298)
Nexi SpA (c) (37,526) (294,420)
Reply SpA (822) (93,455)
Telecom Italia SpA (429,739) (121,157)
(2,226,868)
—
Japan - (1.5)%
Ajinomoto Co., Inc. (3,800) (151,380)
Asahi Intecc Co. Ltd. (700) (13,782)
Azbil Corp. (700) (22,155)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - (1.5)% (continued)
BayCurrent Consulting, Inc. (5,000) (188,010)
Capcom Co. Ltd. (13,000) (515,326)
Chubu Electric Power Co., Inc. (800) (9,760)
Eisai Co. Ltd. (700) (47,442)
GMO Payment Gateway, Inc. (1,100) (86,283)
Hoya Corp. (300) (35,900)
Japan Airport Terminal Co. Ltd. (500) (22,616)
JSR Corp. (3,200) (91,956)
Kansai Electric Power Co., Inc.
(The) (3,600) (45,167)
KDDI Corp. (2,400) (74,119)
Keyence Corp. (200) (95,031)
Koei Tecmo Holdings Co. Ltd. (3,800) (65,821)
Kyushu Electric Power Co., Inc. (1,500) (9,592)
M3, Inc. (400) (8,722)
Nexon Co. Ltd. (6,300) (120,813)
Nintendo Co. Ltd. (1,100) (50,147)
Nippon Paint Holdings Co. Ltd. (3,700) (30,621)
Nippon Telegraph & Telephone
Corp. (35,000) (41,416)
NTT Data Group Corp. (6,200) (86,930)
Obic Co. Ltd. (1,600) (256,813)
Osaka Gas Co. Ltd. (800) (12,262)
SoftBank Corp. (2,500) (26,713)
SoftBank Group Corp. (3,000) (141,479)
Sompo Holdings, Inc. (600) (26,922)
Sysmex Corp. (1,700) (116,445)
T&D Holdings, Inc. (2,500) (36,665)
Terumo Corp. (1,700) (54,144)
TIS, Inc. (2,500) (62,638)
Tohoku Electric Power Co., Inc. (3,000) (18,551)
Tokio Marine Holdings, Inc. (3,400) (78,382)
Yaskawa Electric Corp. (200) (9,221)
Z Holdings Corp. (110,200) (265,592)
(2,918,816)
—
Luxembourg - (0.0)% (b)
Eurofins Scientific SE (1,469) (93,352)
Netherlands - (0.4)%
Adyen NV (c) (266) (460,624)
Argenx SE (642) (250,377)
Koninklijke Philips NV (3,524) (76,357)
(787,358)
—
Norway - (0.1)%
Kongsberg Gruppen ASA (1,265) (57,500)
Salmar ASA (682) (27,483)
Schibsted ASA, Class A (7,230) (126,968)
(211,951)
—
South Korea - (0.1)%
Delivery Hero SE (c) (6,033) (266,176)
Spain - (0.3)%
Acciona SA (957) (162,489)
Cellnex Telecom SA (c) (9,853) (398,098)
Corp. ACCIONA Energias
Renovables SA (900) (30,110)
INVESTMENTS SHARES VALUE ($)
Spain - (0.3)% (continued)
Endesa SA (3,409) (73,251)
(663,948)
—
Sweden - (0.1)%
Beijer Ref AB, Class B (1,753) (22,392)
EQT AB (9,945) (191,458)
Hexagon AB, Class B (4,068) (50,038)
Telia Co. AB (5,334) (11,702)
(275,590)
—
Switzerland - (0.3)%
Bachem Holding AG, Class B (5,839) (509,836)
Logitech International SA
(Registered) (947) (56,522)
SIG Group AG (6,839) (188,939)
(755,297)
—
United Kingdom - (0.1)%
ConvaTec Group plc (c) (19,418) (50,644)
Croda International plc (131) (9,364)
Ocado Group plc (17,969) (130,031)
Persimmon plc (941) (12,261)
Rentokil Initial plc (7,697) (60,181)
(262,481)
—
United States - (6.5)%
10X Genomics, Inc., Class A (1) (1,781) (99,451)
Advanced Drainage Systems, Inc.
(1) (2,908) (330,872)
agilon health, Inc. (1) (27,431) (475,654)
Alcoa Corp. (1) (4,743) (160,930)
Alnylam Pharmaceuticals, Inc. (1) (914) (173,605)
Arrowhead Pharmaceuticals, Inc.
(1) (3,175) (113,221)
Aspen Technology, Inc. (1) (103) (17,264)
Azenta, Inc. (1) (10,277) (479,730)
Ball Corp. (1) (5,146) (299,549)
Brookfield Renewable Corp., Class
A (1) (273) (8,612)
Carnival Corp. (1) (5,104) (96,108)
Carvana Co., Class A (1) (24,080) (624,153)
Catalent, Inc. (1) (3,582) (155,316)
Celsius Holdings, Inc. (1) (1,305) (194,693)
Chart Industries, Inc. (1) (2,752) (439,742)
Clarivate plc (1) (4,471) (42,609)
Cloudflare, Inc., Class A (1) (3,498) (228,664)
Confluent, Inc., Class A (1) (6,383) (225,384)
Definitive Healthcare Corp., Class
A (1) (1,147) (12,617)
DoorDash, Inc., Class A (1) (3,438) (262,732)
Envestnet, Inc. (1) (7,414) (440,021)
Freshpet, Inc. (1) (8,968) (590,183)
Frontier Communications Parent,
Inc. (1) (3,787) (70,590)
GameStop Corp., Class A (1) (11,277) (273,467)
Ginkgo Bioworks Holdings, Inc.,
Class A (1) (104,115) (193,654)
Hanesbrands, Inc. (1) (99,198) (450,359)
ICU Medical, Inc. (1) (1,319) (235,033)
Illumina, Inc. (1) (299) (56,060)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (6.5)% (continued)
Iridium Communications, Inc. (1) (1,102) (68,456)
James Hardie Industries plc,
CHESS (2,196) (58,580)
Kohl's Corp. (1) (11,561) (266,481)
Kyndryl Holdings, Inc. (1) (3,187) (42,323)
Mirati Therapeutics, Inc. (1) (6,404) (231,377)
MongoDB, Inc., Class A (1) (118) (48,497)
MP Materials Corp. (1) (17,062) (390,379)
Natera, Inc. (1) (3,299) (160,529)
nCino, Inc. (1) (3,732) (112,408)
New York Community Bancorp,
Inc. (1) (6,759) (75,971)
Novanta, Inc. (1) (1,478) (272,100)
Novocure Ltd. (1) (10,735) (445,503)
Paycor HCM, Inc. (1) (3,436) (81,330)
Peloton Interactive, Inc., Class A (1) (63,424) (487,730)
Pinterest, Inc., Class A (1) (3,291) (89,976)
Plug Power, Inc. (1) (37,597) (390,633)
Quanta Services, Inc. (1) (3,453) (678,341)
R1 RCM, Inc. (1) (1,709) (31,531)
Repligen Corp. (1) (1,595) (225,629)
Rivian Automotive, Inc., Class A (1) (13,075) (217,830)
ROBLOX Corp., Class A (1) (7,441) (299,872)
Royal Gold, Inc. (1) (1,779) (204,194)
Saia, Inc. (1) (928) (317,756)
SiteOne Landscape Supply, Inc. (1) (595) (99,579)
Teladoc Health, Inc. (1) (22,058) (558,508)
Trade Desk, Inc. (The), Class A (1) (3,482) (268,880)
Twilio, Inc., Class A (1) (2,653) (168,784)
Ultragenyx Pharmaceutical, Inc. (1) (3,398) (156,750)
Valaris Ltd. (1) (5,364) (337,557)
Viasat, Inc. (1) (3,519) (145,194)
Wayfair, Inc., Class A (1) (1,237) (80,417)
(13,763,368)
—
Zambia - (0.1)%
First Quantum Minerals Ltd. (1) (11,631) (275,158)
TOTAL COMMON STOCKS
(Proceeds $(26,748,925)) (27,190,009)
PREFERRED STOCKS - (0.0)% (b)
Germany - (0.0)% (b)
Sartorius AG (Preference)
(Cost $(108,187)) (224) (77,607)
TOTAL SHORT POSITIONS
(Proceeds $(26,857,112)) (27,267,616)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 92.9%
(Cost $186,050,916) 200,693,659
OTHER ASSETS IN EXCESS OF
LIABILITIES - 7.1% (l) 15,409,532
NET ASSETS - 100.0% 216,103,191
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 4,248,800 2.0%
Consumer Discretionary 13,361,865 6.2
Consumer Staples 2,880,854 1.3
Energy 9,038,844 4.2
Financials 16,490,647 7.6
Foreign Government Securities 15,157,247 7.0
Health Care 5,843,056 2.7
Industrials 13,191,528 6.2
Information Technology 18,476,535 8.6
Materials 6,370,779 2.9
Real Estate 666,245 0.3
Utilities (145,116) (0.1)
Investment Companies 42,731,950 19.8
U.S. Treasury Obligations 52,380,425 24.2
Total Investments In Securities
At Value 200,693,659 92.9
Other Assets in Excess of
Liabilities (l) 15,409,532 7.1
Net Assets
$ 216,103,191 100.0%
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2023 amounted to $28,936,782, which is inclusive of rehypothecated amounts disclosed below.

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
(b) Represents less than 0.05% of net assets.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2023 amounted to $(1,665,384), which represents (0.77)% of net assets of the Fund.
(d) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at June 30, 2023 amounted to $7,228,175.
(e) Security fair valued using significant unobservable inputs (Level 3) as of June 30, 2023 in accordance with procedures approved by the Board of
Trustees. Total value of all such securities at June 30, 2023 amounted to $0, which represents 0.00% of net assets of the Fund.
(f) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at June 30, 2023 amounted to $15,157,247, which represents 7.01% of net assets of the Fund.
(g) Inflation protected security.
(h) Represents 7-day effective yield as of June 30, 2023.
(i) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(j) The rate shown was the effective yield at the date of purchase.
(k) All or a portion of the security pledged as collateral for swap contracts.
(l) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
(3) Level 3 security (See Note 5).
Total return swap contracts outstanding as of June 30, 2023 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 09/15/2023 CHF (1,019,430) $ 6,947
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.17%)
Increases in
total return of
reference entity
Monthly BANA 09/20/2023 EUR 1,134,394 35,355
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.22%) Monthly BANA 09/20/2023 SEK (5,996,183) 5,944
48,246
Amsterdam
Exchange Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 07/21/2023 EUR (5,116,386) (26,955)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BA plus or minus
a specified spread
(-0.95%) Monthly BANA 09/20/2023 CAD (918,383) (7,783)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.11%) Monthly BANA 09/20/2023 EUR (575,380) $ (5,218)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.19%)
Increases in
total return of
reference entity
Monthly BANA 09/20/2023 GBP 71,580 (980)
(40,936)
$ 7,310
Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 34 7/2023 USD $ 2,563,940 $ 16,683
IBEX 35 Index 1 7/2023 EUR 104,210 2,516
LME Aluminum Base Metal 1 7/2023 USD 52,939 (6,664)
LME Aluminum Base Metal 1 7/2023 USD 53,141 (4,612)
LME Aluminum Base Metal 1 7/2023 USD 53,031 (6,897)
LME Aluminum Base Metal 3 7/2023 USD 158,764 (17,794)
LME Aluminum Base Metal 3 7/2023 USD 159,281 (15,403)
LME Aluminum Base Metal 5 7/2023 USD 264,375 (26,427)
LME Aluminum Base Metal 6 7/2023 USD 316,575 (39,120)
LME Copper Base Metal 1 7/2023 USD 208,063 (6,065)
LME Copper Base Metal 1 7/2023 USD 208,069 (13,534)
LME Copper Base Metal 1 7/2023 USD 208,063 (6,977)
LME Copper Base Metal 2 7/2023 USD 416,203 (26,503)
LME Copper Base Metal 2 7/2023 USD 416,103 (28,333)
LME Copper Base Metal 5 7/2023 USD 1,040,343 (28,946)
LME Lead Base Metal 1 7/2023 USD 53,058 (583)
LME Lead Base Metal 1 7/2023 USD 52,538 (1,040)
LME Lead Base Metal 1 7/2023 USD 53,188 885
LME Lead Base Metal 1 7/2023 USD 53,500 522
LME Lead Base Metal 1 7/2023 USD 52,538 (115)
LME Lead Base Metal 1 7/2023 USD 52,538 (769)
LME Lead Base Metal 2 7/2023 USD 107,175 1,720
LME Nickel Base Metal 1 7/2023 USD 122,405 (19,322)
LME Nickel Base Metal 1 7/2023 USD 122,364 (28,328)
LME Nickel Base Metal 1 7/2023 USD 122,438 (20,635)
LME Zinc Base Metal 1 7/2023 USD 59,609 (8,969)
LME Zinc Base Metal 1 7/2023 USD 59,686 (6,142)
LME Zinc Base Metal 1 7/2023 USD 59,694 (6,044)
LME Zinc Base Metal 1 7/2023 USD 59,616 (10,637)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Natural Gas 12 7/2023 USD $ 335,760 $ 8,723
NY Harbor ULSD 3 7/2023 USD 308,398 11,248
RBOB Gasoline 7 7/2023 USD 748,201 21,594
100 oz Gold 24 8/2023 USD 4,630,560 (262,546)
Brent Crude Oil 26 8/2023 USD 1,957,800 15,756
Feeder Cattle 6 8/2023 USD 742,725 51,109
Lean Hogs 15 8/2023 USD 555,600 7,967
Live Cattle 3 8/2023 USD 212,610 16,843
LME Aluminum Base Metal 1 8/2023 USD 53,575 (2,154)
LME Aluminum Base Metal 2 8/2023 USD 106,968 (4,250)
LME Aluminum Base Metal 3 8/2023 USD 160,088 (9,579)
LME Aluminum Base Metal 5 8/2023 USD 266,455 (23,967)
LME Aluminum Base Metal 7 8/2023 USD 373,119 (27,199)
LME Aluminum Base Metal 8 8/2023 USD 426,518 (19,960)
LME Aluminum Base Metal 8 8/2023 USD 427,642 (18,599)
LME Aluminum Base Metal 8 8/2023 USD 427,750 (15,715)
LME Aluminum Base Metal 9 8/2023 USD 480,976 (28,074)
LME Aluminum Base Metal 10 8/2023 USD 533,783 (36,877)
LME Aluminum Base Metal 12 8/2023 USD 640,650 (46,797)
LME Copper Base Metal 1 8/2023 USD 208,100 435
LME Copper Base Metal 2 8/2023 USD 415,956 7,076
LME Copper Base Metal 2 8/2023 USD 416,192 (15,188)
LME Copper Base Metal 2 8/2023 USD 415,909 8,050
LME Copper Base Metal 2 8/2023 USD 415,894 13,438
LME Copper Base Metal 2 8/2023 USD 416,214 (10,723)
LME Copper Base Metal 3 8/2023 USD 623,911 3,984
LME Copper Base Metal 3 8/2023 USD 624,321 (20,137)
LME Copper Base Metal 5 8/2023 USD 1,040,535 2,859
LME Copper Base Metal 5 8/2023 USD 1,039,609 30,666
LME Copper Base Metal 6 8/2023 USD 1,247,456 52,946
LME Lead Base Metal 1 8/2023 USD 52,532 (796)
LME Lead Base Metal 1 8/2023 USD 52,535 (629)
LME Lead Base Metal 1 8/2023 USD 52,533 (666)
LME Lead Base Metal 1 8/2023 USD 52,536 (1,414)
LME Lead Base Metal 1 8/2023 USD 52,525 1,400
LME Lead Base Metal 1 8/2023 USD 52,536 521
LME Lead Base Metal 1 8/2023 USD 52,535 311
LME Lead Base Metal 1 8/2023 USD 52,533 311
LME Lead Base Metal 2 8/2023 USD 105,063 (1,046)
LME Lead Base Metal 2 8/2023 USD 105,073 2,278
LME Lead Base Metal 4 8/2023 USD 210,115 5,904
LME Nickel Base Metal 1 8/2023 USD 122,775 (2,928)
LME Nickel Base Metal 1 8/2023 USD 122,520 (23,597)
LME Nickel Base Metal 1 8/2023 USD 122,786 (3,517)
LME Nickel Base Metal 1 8/2023 USD 122,856 (1,107)
LME Nickel Base Metal 1 8/2023 USD 122,624 (10,362)
LME Nickel Base Metal 1 8/2023 USD 122,705 (5,698)
LME Zinc Base Metal 1 8/2023 USD 59,713 239
LME Zinc Base Metal 1 8/2023 USD 59,728 (7,050)
LME Zinc Base Metal 1 8/2023 USD 59,731 (4,247)
LME Zinc Base Metal 2 8/2023 USD 119,463 (9,519)
LME Zinc Base Metal 2 8/2023 USD 119,500 5,719
LME Zinc Base Metal 2 8/2023 USD 119,457 6,151
Low Sulphur Gasoil 9 8/2023 USD 632,250 12,804
Natural Gas 11 8/2023 USD 305,140 22,054
NY Harbor ULSD 8 8/2023 USD 820,512 6,187

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
RBOB Gasoline 12 8/2023 USD $ 1,241,100 $ 30,964
WTI Crude Oil 20 8/2023 USD 1,415,600 20,713
Australia 10 Year Bond 421 9/2023 AUD 32,655,812 (108,260)
Australia 3 Year Bond 29 9/2023 AUD 2,041,165 (8,451)
Cocoa 5 9/2023 USD 167,650 13,680
Coffee 'C' 28 9/2023 USD 1,669,500 (232,012)
Corn 56 9/2023 USD 1,367,800 (271,955)
Euro STOXX 50 Index 144 9/2023 EUR 6,956,269 76,840
Euro-Bobl 43 9/2023 EUR 5,430,237 (74,426)
Euro-BTP 29 9/2023 EUR 3,677,442 22,056
Euro-Buxl 13 9/2023 EUR 1,982,012 33,517
Euro-OAT 34 9/2023 EUR 4,764,485 (35,174)
Euro-Schatz 12 9/2023 EUR 1,372,948 (1,791)
Feeder Cattle 2 9/2023 USD 250,825 9,197
FTSE 100 Index 69 9/2023 GBP 6,608,616 (56,212)
FTSE/MIB Index 81 9/2023 EUR 12,534,631 301,385
Japan 10 Year Bond 36 9/2023 JPY 37,094,008 172,586
KC HRW Wheat 7 9/2023 USD 280,000 (18,583)
LME Aluminum Base Metal 1 9/2023 USD 53,708 (2,045)
LME Aluminum Base Metal 2 9/2023 USD 107,396 (3,410)
LME Aluminum Base Metal 2 9/2023 USD 107,304 (3,502)
LME Aluminum Base Metal 3 9/2023 USD 160,969 (7,940)
LME Aluminum Base Metal 3 9/2023 USD 160,950 (7,236)
LME Aluminum Base Metal 4 9/2023 USD 214,575 (9,237)
LME Aluminum Base Metal 5 9/2023 USD 268,271 (9,469)
LME Aluminum Base Metal 6 9/2023 USD 321,900 (14,980)
LME Aluminum Base Metal 7 9/2023 USD 375,156 (22,822)
LME Aluminum Base Metal 11 9/2023 USD 590,150 (29,304)
LME Aluminum Base Metal 32 9/2023 USD 1,718,000 (143,810)
LME Copper Base Metal 1 9/2023 USD 207,850 (5,692)
LME Copper Base Metal 1 9/2023 USD 207,838 (8,544)
LME Copper Base Metal 1 9/2023 USD 207,888 774
LME Copper Base Metal 2 9/2023 USD 415,894 (1,853)
LME Copper Base Metal 2 9/2023 USD 416,000 (6,987)
LME Copper Base Metal 2 9/2023 USD 415,888 (2,235)
LME Copper Base Metal 2 9/2023 USD 415,881 978
LME Copper Base Metal 3 9/2023 USD 623,925 (15,950)
LME Copper Base Metal 3 9/2023 USD 624,029 (8,838)
LME Copper Base Metal 4 9/2023 USD 831,700 2,480
LME Copper Base Metal 4 9/2023 USD 831,750 5,237
LME Copper Base Metal 47 9/2023 USD 9,772,475 (267,399)
LME Lead Base Metal 1 9/2023 USD 52,619 541
LME Lead Base Metal 1 9/2023 USD 52,576 1,599
LME Lead Base Metal 1 9/2023 USD 52,619 (821)
LME Lead Base Metal 1 9/2023 USD 52,541 (1,872)
LME Lead Base Metal 1 9/2023 USD 52,509 131
LME Lead Base Metal 1 9/2023 USD 52,568 1,840
LME Lead Base Metal 2 9/2023 USD 105,238 1,557
LME Lead Base Metal 2 9/2023 USD 105,118 3,488
LME Lead Base Metal 3 9/2023 USD 157,575 6,317
LME Lead Base Metal 3 9/2023 USD 157,495 1,278
LME Lead Base Metal 13 9/2023 USD 683,313 1,812
LME Nickel Base Metal 1 9/2023 USD 123,015 (4,368)
LME Nickel Base Metal 1 9/2023 USD 123,084 (63)
LME Nickel Base Metal 1 9/2023 USD 122,867 (2,806)
LME Nickel Base Metal 4 9/2023 USD 492,216 (58,056)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 1 9/2023 USD $ 59,775 $ (678)
LME Zinc Base Metal 1 9/2023 USD 59,700 330
LME Zinc Base Metal 1 9/2023 USD 59,694 316
LME Zinc Base Metal 1 9/2023 USD 59,713 360
LME Zinc Base Metal 2 9/2023 USD 119,550 2,544
LME Zinc Base Metal 2 9/2023 USD 119,543 4,812
LME Zinc Base Metal 2 9/2023 USD 119,536 5,117
LME Zinc Base Metal 4 9/2023 USD 239,014 9,152
LME Zinc Base Metal 12 9/2023 USD 716,775 (78,983)
Long Gilt 80 9/2023 GBP 9,688,576 (33,742)
Low Sulphur Gasoil 11 9/2023 USD 770,825 5,919
Russell 2000 E-Mini Index 8 9/2023 USD 761,480 9,673
S&P Midcap 400 E-Mini Index 2 9/2023 USD 528,820 15,200
Silver 20 9/2023 USD 2,302,000 (33,436)
SPI 200 Index 16 9/2023 AUD 1,908,120 420
Sugar No. 11 82 9/2023 USD 2,093,034 (175,979)
TOPIX Index 122 9/2023 JPY 19,344,814 429,211
U.S. Treasury 10 Year Note 241 9/2023 USD 27,067,312 (337,053)
U.S. Treasury 2 Year Note 14 9/2023 USD 2,847,469 (23,704)
U.S. Treasury 5 Year Note 132 9/2023 USD 14,142,563 (210,655)
U.S. Treasury Long Bond 55 9/2023 USD 6,991,875 17,586
U.S. Treasury Ultra Bond 32 9/2023 USD 4,372,000 54,092
Wheat 1 9/2023 USD 32,550 (1,051)
Soybean 62 11/2023 USD 4,164,075 237,259
Cotton No. 2 3 12/2023 USD 120,555 (713)
Soybean Meal 51 12/2023 USD 2,026,230 115,282
Soybean Oil 29 12/2023 USD 1,026,078 104,936
(1,226,219)
Short Contracts
CAC 40 10 Euro Index (42) 7/2023 EUR (3,396,262) (34,943)
LME Aluminum Base Metal (1) 7/2023 USD (52,939) 6,800
LME Aluminum Base Metal (1) 7/2023 USD (53,141) 5,225
LME Aluminum Base Metal (1) 7/2023 USD (53,031) 6,940
LME Aluminum Base Metal (3) 7/2023 USD (158,764) 17,836
LME Aluminum Base Metal (3) 7/2023 USD (159,281) 16,075
LME Aluminum Base Metal (5) 7/2023 USD (264,375) 25,114
LME Aluminum Base Metal (6) 7/2023 USD (316,575) 38,734
LME Copper Base Metal (1) 7/2023 USD (208,063) 6,527
LME Copper Base Metal (1) 7/2023 USD (208,069) 14,182
LME Copper Base Metal (1) 7/2023 USD (208,063) 6,184
LME Copper Base Metal (2) 7/2023 USD (416,203) 25,442
LME Copper Base Metal (2) 7/2023 USD (416,103) 31,992
LME Copper Base Metal (5) 7/2023 USD (1,040,343) 29,977
LME Lead Base Metal (1) 7/2023 USD (52,538) 165
LME Lead Base Metal (1) 7/2023 USD (53,500) (625)
LME Lead Base Metal (1) 7/2023 USD (53,188) (448)
LME Lead Base Metal (1) 7/2023 USD (52,538) 1,110
LME Lead Base Metal (1) 7/2023 USD (52,538) 622
LME Lead Base Metal (1) 7/2023 USD (53,058) 370
LME Lead Base Metal (2) 7/2023 USD (107,175) (1,632)
LME Nickel Base Metal (1) 7/2023 USD (122,405) 19,163
LME Nickel Base Metal (1) 7/2023 USD (122,438) 20,504
LME Nickel Base Metal (1) 7/2023 USD (122,364) 30,825
LME Zinc Base Metal (1) 7/2023 USD (59,609) 9,026
LME Zinc Base Metal (1) 7/2023 USD (59,686) 5,991
LME Zinc Base Metal (1) 7/2023 USD (59,616) 10,789

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (1) 7/2023 USD $ (59,694) $ 6,084
OMXS30 Index (221) 7/2023 SEK (4,746,172) (22,359)
WTI Crude Oil (63) 7/2023 USD (4,450,320) 11,921
LME Aluminum Base Metal (1) 8/2023 USD (53,575) 2,172
LME Aluminum Base Metal (2) 8/2023 USD (106,968) 4,426
LME Aluminum Base Metal (3) 8/2023 USD (160,088) 9,404
LME Aluminum Base Metal (5) 8/2023 USD (266,455) 23,793
LME Aluminum Base Metal (7) 8/2023 USD (373,119) 29,960
LME Aluminum Base Metal (8) 8/2023 USD (427,642) 21,175
LME Aluminum Base Metal (8) 8/2023 USD (427,750) 14,481
LME Aluminum Base Metal (8) 8/2023 USD (426,518) 18,490
LME Aluminum Base Metal (9) 8/2023 USD (480,976) 26,530
LME Aluminum Base Metal (10) 8/2023 USD (533,783) 32,739
LME Aluminum Base Metal (12) 8/2023 USD (640,650) 49,965
LME Copper Base Metal (1) 8/2023 USD (208,100) (487)
LME Copper Base Metal (2) 8/2023 USD (415,956) (4,643)
LME Copper Base Metal (2) 8/2023 USD (416,214) 9,488
LME Copper Base Metal (2) 8/2023 USD (415,909) (7,941)
LME Copper Base Metal (2) 8/2023 USD (415,894) (13,383)
LME Copper Base Metal (2) 8/2023 USD (416,192) 13,812
LME Copper Base Metal (3) 8/2023 USD (624,321) 21,005
LME Copper Base Metal (3) 8/2023 USD (623,911) (6,223)
LME Copper Base Metal (5) 8/2023 USD (1,040,535) (6,779)
LME Copper Base Metal (5) 8/2023 USD (1,039,609) (31,459)
LME Copper Base Metal (6) 8/2023 USD (1,247,456) (54,334)
LME Lead Base Metal (1) 8/2023 USD (52,535) (338)
LME Lead Base Metal (1) 8/2023 USD (52,533) (265)
LME Lead Base Metal (1) 8/2023 USD (52,535) 939
LME Lead Base Metal (1) 8/2023 USD (52,533) 540
LME Lead Base Metal (1) 8/2023 USD (52,532) 553
LME Lead Base Metal (1) 8/2023 USD (52,536) 1,012
LME Lead Base Metal (1) 8/2023 USD (52,536) (389)
LME Lead Base Metal (1) 8/2023 USD (52,525) (1,784)
LME Lead Base Metal (2) 8/2023 USD (105,073) (2,855)
LME Lead Base Metal (2) 8/2023 USD (105,063) 1,157
LME Lead Base Metal (4) 8/2023 USD (210,115) (5,918)
LME Nickel Base Metal (1) 8/2023 USD (122,705) 6,494
LME Nickel Base Metal (1) 8/2023 USD (122,624) 11,023
LME Nickel Base Metal (1) 8/2023 USD (122,856) 715
LME Nickel Base Metal (1) 8/2023 USD (122,520) 21,267
LME Nickel Base Metal (1) 8/2023 USD (122,786) 5,122
LME Nickel Base Metal (1) 8/2023 USD (122,775) 2,985
LME Zinc Base Metal (1) 8/2023 USD (59,728) 6,819
LME Zinc Base Metal (1) 8/2023 USD (59,731) 4,503
LME Zinc Base Metal (1) 8/2023 USD (59,713) 35
LME Zinc Base Metal (2) 8/2023 USD (119,500) (5,673)
LME Zinc Base Metal (2) 8/2023 USD (119,457) (6,623)
LME Zinc Base Metal (2) 8/2023 USD (119,463) 10,432
Canada 10 Year Bond (24) 9/2023 CAD (2,220,192) (13,537)
DAX Index (14) 9/2023 EUR (6,214,602) (59,231)
Euro-Bund (81) 9/2023 EUR (11,823,556) 34,603
LME Aluminum Base Metal (1) 9/2023 USD (53,708) 2,030
LME Aluminum Base Metal (2) 9/2023 USD (107,396) 3,119
LME Aluminum Base Metal (2) 9/2023 USD (107,304) 3,621
LME Aluminum Base Metal (3) 9/2023 USD (160,950) 7,672
LME Aluminum Base Metal (3) 9/2023 USD (160,969) 8,077

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (4) 9/2023 USD $ (214,575) $ 9,277
LME Aluminum Base Metal (5) 9/2023 USD (268,271) 9,008
LME Aluminum Base Metal (6) 9/2023 USD (321,900) 15,200
LME Aluminum Base Metal (7) 9/2023 USD (375,156) 22,898
LME Aluminum Base Metal (11) 9/2023 USD (590,150) 29,700
LME Aluminum Base Metal (51) 9/2023 USD (2,738,063) 144,633
LME Copper Base Metal (1) 9/2023 USD (207,850) 6,022
LME Copper Base Metal (1) 9/2023 USD (207,838) 7,460
LME Copper Base Metal (1) 9/2023 USD (207,888) 1,185
LME Copper Base Metal (2) 9/2023 USD (415,881) (3,486)
LME Copper Base Metal (2) 9/2023 USD (415,888) 320
LME Copper Base Metal (2) 9/2023 USD (415,894) 1,264
LME Copper Base Metal (2) 9/2023 USD (416,000) 4,670
LME Copper Base Metal (3) 9/2023 USD (624,029) 8,286
LME Copper Base Metal (3) 9/2023 USD (623,925) 14,142
LME Copper Base Metal (4) 9/2023 USD (831,750) (8,261)
LME Copper Base Metal (4) 9/2023 USD (831,700) (4,773)
LME Copper Base Metal (7) 9/2023 USD (1,455,475) 26,944
LME Lead Base Metal (1) 9/2023 USD (52,576) (1,589)
LME Lead Base Metal (1) 9/2023 USD (52,508) (188)
LME Lead Base Metal (1) 9/2023 USD (52,568) (1,874)
LME Lead Base Metal (1) 9/2023 USD (52,619) (56)
LME Lead Base Metal (1) 9/2023 USD (52,541) 2,119
LME Lead Base Metal (1) 9/2023 USD (52,619) 786
LME Lead Base Metal (2) 9/2023 USD (105,238) (1,664)
LME Lead Base Metal (2) 9/2023 USD (105,118) (3,654)
LME Lead Base Metal (3) 9/2023 USD (157,495) (715)
LME Lead Base Metal (3) 9/2023 USD (157,575) (6,854)
LME Lead Base Metal (8) 9/2023 USD (420,500) (6,627)
LME Nickel Base Metal (1) 9/2023 USD (123,084) (2,028)
LME Nickel Base Metal (1) 9/2023 USD (123,015) 4,542
LME Nickel Base Metal (1) 9/2023 USD (122,867) 2,624
LME Nickel Base Metal (2) 9/2023 USD (246,108) 2,958
LME Zinc Base Metal (1) 9/2023 USD (59,694) (279)
LME Zinc Base Metal (1) 9/2023 USD (59,713) (270)
LME Zinc Base Metal (1) 9/2023 USD (59,700) (453)
LME Zinc Base Metal (1) 9/2023 USD (59,775) 1,523
LME Zinc Base Metal (2) 9/2023 USD (119,543) (4,524)
LME Zinc Base Metal (2) 9/2023 USD (119,536) (5,242)
LME Zinc Base Metal (2) 9/2023 USD (119,550) (584)
LME Zinc Base Metal (4) 9/2023 USD (239,014) (9,170)
LME Zinc Base Metal (12) 9/2023 USD (716,775) (9,651)
S&P 500 E-Mini Index (52) 9/2023 USD (11,669,450) (369,308)
S&P/TSX 60 Index (30) 9/2023 CAD (5,519,230) (90,992)
Aluminum (4) 10/2023 USD (215,250) 9,927
269,133
$ (957,086)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
Forward foreign currency exchange contracts outstanding as of June 30, 2023:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 10,780,004 USD 7,089,833 CITI 9/20/2023 $ 107,137
AUD 10,779,996 USD 7,089,793 JPMC 9/20/2023 107,173
BRL 16,016,494 USD 3,173,825 CITI
**
9/20/2023 124,267
BRL 16,016,492 USD 3,173,808 JPMC
**
9/20/2023 124,284
CAD 3,073,000 USD 2,303,974 CITI 9/20/2023 18,561
CAD 3,073,000 USD 2,303,963 JPMC 9/20/2023 18,572
CLP 291,620,375 USD 357,179 CITI
**
9/20/2023 3,117
CLP 291,620,374 USD 357,177 JPMC
**
9/20/2023 3,118
COP 3,000,000,001 USD 668,701 CITI
**
9/20/2023 35,150
COP 2,999,999,999 USD 668,698 JPMC
**
9/20/2023 35,153
CZK 24,785,001 USD 1,118,498 CITI 9/20/2023 15,316
CZK 24,784,999 USD 1,118,492 JPMC 9/20/2023 15,322
DKK 647,000 USD 93,620 CITI 9/20/2023 1,659
DKK 647,000 USD 93,620 JPMC 9/20/2023 1,659
EUR 11,216,860 USD 12,082,456 CITI 9/20/2023 205,434
EUR 11,216,856 USD 12,082,391 JPMC 9/20/2023 205,494
GBP 3,654,501 USD 4,544,151 CITI 9/20/2023 98,030
GBP 3,654,499 USD 4,544,126 JPMC 9/20/2023 98,053
HUF 433,009,000 USD 1,212,181 CITI 9/20/2023 31,978
HUF 433,009,000 USD 1,212,175 JPMC 9/20/2023 31,984
INR 449,923,504 USD 5,425,100 CITI
**
9/20/2023 42,503
INR 449,923,496 USD 5,425,073 JPMC
**
9/20/2023 42,529
KRW 2,746,480,937 USD 2,086,887 CITI
**
9/20/2023 6,326
KRW 2,746,480,936 USD 2,087,098 JPMC
**
9/20/2023 6,116
MXN 108,556,501 USD 6,025,301 CITI 9/20/2023 222,868
MXN 108,556,499 USD 6,025,270 JPMC 9/20/2023 222,898
NOK 19,871,625 USD 1,840,262 CITI 9/20/2023 16,153
NOK 19,871,625 USD 1,840,253 JPMC 9/20/2023 16,162
PLN 10,262,000 USD 2,432,956 CITI 9/20/2023 81,220
PLN 10,262,000 USD 2,432,943 JPMC 9/20/2023 81,232
SEK 13,323,626 USD 1,229,165 CITI 9/20/2023 10,835
SEK 13,323,624 USD 1,229,158 JPMC 9/20/2023 10,841
USD 354,140 AUD 529,000 CITI 9/20/2023 968
USD 354,142 AUD 529,000 JPMC 9/20/2023 969
USD 55,462 CAD 73,000 CITI 9/20/2023 290
USD 55,462 CAD 73,000 JPMC 9/20/2023 290
USD 564 CHF 500 CITI 9/20/2023 –
USD 564 CHF 500 JPMC 9/20/2023 –
USD 186,325 CLP 150,000,000 CITI
**
9/20/2023 1,001
USD 186,326 CLP 150,000,000 JPMC
**
9/20/2023 1,002
USD 138,861 CNY 981,500 CITI
**
9/20/2023 2,957
USD 138,861 CNY 981,500 JPMC
**
9/20/2023 2,958
USD 23,153 CZK 500,000 CITI 9/20/2023 280
USD 23,153 CZK 500,000 JPMC 9/20/2023 280
USD 100,308 DKK 678,000 CITI 9/20/2023 464
USD 100,308 DKK 678,000 JPMC 9/20/2023 464
USD 2,165,160 EUR 1,969,500 CITI 9/20/2023 7,605
USD 1,898,044 EUR 1,727,500 JPMC 9/20/2023 5,596
USD 330,108 GBP 258,000 CITI 9/20/2023 2,380
USD 1,276 GBP 1,000 JPMC 9/20/2023 5
USD 812,715 HKD 6,347,000 CITI 9/20/2023 1,281
USD 812,719 HKD 6,347,000 JPMC 9/20/2023 1,285
USD 101,695 HUF 35,000,000 CITI 9/20/2023 1,130
USD 101,695 HUF 35,000,000 JPMC 9/20/2023 1,131
USD 503,016 ILS 1,847,249 CITI 9/20/2023 3,177

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 503,018 ILS 1,847,247 JPMC 9/20/2023 $ 3,180
USD 10,513,470 JPY 1,448,275,008 CITI 9/20/2023 352,915
USD 10,513,523 JPY 1,448,274,992 JPMC 9/20/2023 352,968
USD 407,976 KRW 530,714,288 CITI
**
9/20/2023 3,496
USD 407,978 KRW 530,714,286 JPMC
**
9/20/2023 3,498
USD 288,090 MXN 5,000,000 CITI 9/20/2023 306
USD 288,091 MXN 5,000,000 JPMC 9/20/2023 307
USD 1,028,091 SEK 11,005,000 CITI 9/20/2023 3,881
USD 1,028,096 SEK 11,005,000 JPMC 9/20/2023 3,886
USD 1,058,418 SGD 1,423,000 CITI 9/20/2023 3,085
USD 1,058,426 SGD 1,423,000 JPMC 9/20/2023 3,093
USD 239,687 ZAR 4,500,000 CITI 9/20/2023 2,488
USD 239,688 ZAR 4,500,000 JPMC 9/20/2023 2,489
ZAR 21,365,504 USD 1,091,663 CITI 9/20/2023 34,531
ZAR 21,365,498 USD 1,091,658 JPMC 9/20/2023 34,536
Total unrealized appreciation 2,881,316
AUD 3,910,000 USD 2,650,335 CITI 9/20/2023 (39,933)
AUD 3,910,000 USD 2,650,322 JPMC 9/20/2023 (39,920)
BRL 1,825,000 USD 376,790 CITI
**
9/20/2023 (989)
BRL 1,825,000 USD 376,789 JPMC
**
9/20/2023 (988)
CAD 2,450,001 USD 1,863,490 CITI 9/20/2023 (11,810)
CAD 2,449,999 USD 1,863,479 JPMC 9/20/2023 (11,800)
CHF 80,000 USD 90,186 CITI 9/20/2023 (64)
CHF 80,000 USD 90,186 JPMC 9/20/2023 (63)
CLP 674,861,127 USD 839,315 CITI
**
9/20/2023 (5,529)
CLP 674,861,124 USD 839,311 JPMC
**
9/20/2023 (5,524)
CNY 23,019,001 USD 3,272,398 CITI
**
9/20/2023 (85,066)
CNY 23,018,999 USD 3,272,381 JPMC
**
9/20/2023 (85,050)
COP 150,000,000 USD 35,440 CITI
**
9/20/2023 (248)
COP 150,000,000 USD 35,440 JPMC
**
9/20/2023 (248)
CZK 2,000,000 USD 91,502 CITI 9/20/2023 (10)
CZK 2,000,000 USD 91,502 JPMC 9/20/2023 (10)
DKK 9,500 USD 1,408 CITI 9/20/2023 (9)
DKK 9,500 USD 1,408 JPMC 9/20/2023 (9)
EUR 228,000 USD 250,657 CITI 9/20/2023 (887)
EUR 102,000 USD 112,161 JPMC 9/20/2023 (421)
GBP 500,000 USD 639,353 CITI 9/20/2023 (4,221)
GBP 500,000 USD 639,350 JPMC 9/20/2023 (4,218)
HKD 189,000 USD 24,192 CITI 9/20/2023 (29)
HKD 189,000 USD 24,192 JPMC 9/20/2023 (29)
HUF 10,000,000 USD 28,813 CITI 9/20/2023 (80)
HUF 10,000,000 USD 28,813 JPMC 9/20/2023 (80)
IDR 11,000,000,003 USD 735,908 CITI
**
9/20/2023 (5,486)
IDR 10,999,999,997 USD 735,904 JPMC
**
9/20/2023 (5,482)
INR 50,000,000 USD 608,190 CITI
**
9/20/2023 (576)
INR 50,000,000 USD 608,187 JPMC
**
9/20/2023 (572)
JPY 37,128,500 USD 264,914 CITI 9/20/2023 (4,435)
JPY 37,128,500 USD 264,913 JPMC 9/20/2023 (4,433)
KRW 5,410,801,565 USD 4,179,576 CITI
**
9/20/2023 (55,766)
KRW 5,410,801,561 USD 4,179,549 JPMC
**
9/20/2023 (55,739)
MXN 500,000 USD 28,817 CITI 9/20/2023 (38)
MXN 500,000 USD 28,817 JPMC 9/20/2023 (38)
NOK 26,139,879 USD 2,466,817 CITI 9/20/2023 (24,819)
NOK 26,139,871 USD 2,466,804 JPMC 9/20/2023 (24,807)
PLN 154,000 USD 37,955 CITI 9/20/2023 (225)
PLN 154,000 USD 37,955 JPMC 9/20/2023 (225)
SEK 9,166,876 USD 856,423 CITI 9/20/2023 (3,283)
SEK 9,166,874 USD 856,418 JPMC 9/20/2023 (3,279)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SGD 33,500 USD 24,886 CITI 9/20/2023 $ (41)
SGD 33,500 USD 24,886 JPMC 9/20/2023 (41)
TWD 18,000,000 USD 592,159 CITI
**
9/20/2023 (12,862)
TWD 18,000,000 USD 592,156 JPMC
**
9/20/2023 (12,859)
USD 1,342,272 AUD 2,039,003 CITI 9/20/2023 (19,012)
USD 1,342,275 AUD 2,038,997 JPMC 9/20/2023 (19,005)
USD 275,374 BRL 1,382,501 CITI
**
9/20/2023 (9,309)
USD 275,375 BRL 1,382,499 JPMC
**
9/20/2023 (9,307)
USD 3,950,890 CAD 5,343,503 CITI 9/20/2023 (87,663)
USD 3,950,053 CAD 5,343,497 JPMC 9/20/2023 (88,495)
USD 9,919,130 CHF 8,900,501 CITI 9/20/2023 (107,559)
USD 9,919,177 CHF 8,900,499 JPMC 9/20/2023 (107,509)
USD 123,237 CLP 100,000,000 CITI
**
9/20/2023 (312)
USD 123,238 CLP 100,000,000 JPMC
**
9/20/2023 (311)
USD 1,151,469 CZK 25,500,000 CITI 9/20/2023 (15,055)
USD 1,151,474 CZK 25,500,000 JPMC 9/20/2023 (15,049)
USD 254,159 DKK 1,750,500 CITI 9/20/2023 (3,624)
USD 254,160 DKK 1,750,500 JPMC 9/20/2023 (3,622)
USD 27,123,105 EUR 25,188,745 CITI 9/20/2023 (470,761)
USD 24,988,671 EUR 23,206,729 JPMC 9/20/2023 (433,928)
USD 5,399,407 GBP 4,345,311 CITI 9/20/2023 (120,286)
USD 4,679,422 GBP 3,763,298 JPMC 9/20/2023 (100,960)
USD 367,705 HUF 130,000,000 CITI 9/20/2023 (5,823)
USD 367,706 HUF 130,000,000 JPMC 9/20/2023 (5,821)
USD 201,547 ILS 747,753 CITI 9/20/2023 (784)
USD 201,548 ILS 747,751 JPMC 9/20/2023 (783)
USD 453,866 JPY 65,000,000 CITI 9/20/2023 (2,150)
USD 453,868 JPY 65,000,000 JPMC 9/20/2023 (2,148)
USD 927,160 KRW 1,219,285,716 CITI
**
9/20/2023 (2,112)
USD 927,165 KRW 1,219,285,710 JPMC
**
9/20/2023 (2,107)
USD 601,251 MXN 10,500,000 CITI 9/20/2023 (3,096)
USD 601,254 MXN 10,500,000 JPMC 9/20/2023 (3,093)
USD 3,424,748 NOK 37,801,507 CITI 9/20/2023 (106,684)
USD 3,424,764 NOK 37,801,493 JPMC 9/20/2023 (106,666)
USD 6,725,076 NZD 11,090,002 CITI 9/20/2023 (78,605)
USD 6,725,107 NZD 11,089,998 JPMC 9/20/2023 (78,571)
USD 532,810 PHP 30,000,000 CITI
**
9/20/2023 (8,837)
USD 532,813 PHP 30,000,000 JPMC
**
9/20/2023 (8,835)
USD 231,097 SEK 2,501,500 CITI 9/20/2023 (1,712)
USD 231,098 SEK 2,501,500 JPMC 9/20/2023 (1,710)
ZAR 20,000,000 USD 1,070,432 CITI 9/20/2023 (16,214)
ZAR 20,000,000 USD 1,070,426 JPMC 9/20/2023 (16,208)
Total unrealized depreciation (2,575,967)
Net unrealized appreciation $ 305,349
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
Collateral pledged to, or (received from), each counterparty at June 30, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 3,890,800 $ 3,890,800
CITI
Cash (120,023) – (120,023)
Investment Companies 1,191,816 – 1,191,816
GSCO
Cash – 1,628,195 1,628,195
JPMC
Investment Companies 1,257,437 – 1,257,437
JPMS
Cash – 2,423,607 2,423,607
MLIN
Cash (110,138) – (110,138)
MSCL
Cash – 940,209 940,209
MSCS
U.S. Treasury Bills 851,361 – 851,361
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 499,976 $ 499,976
JPPC
Cash – 307,406 307,406
MSCL
Cash – 3,443,115 3,443,115

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 86.9%
INVESTMENT COMPANIES - 44.7%
Limited Purpose Cash Investment
Fund, 5.10% (1)(a)
(Cost $193,747,602) 193,896,446 193,818,887
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 42.2%
U.S. Treasury Bills
4.75%, 7/6/2023 (b) $ 9,172,000 9,168,218
4.80%, 7/20/2023 (b) 4,529,000 4,518,291
4.80%, 7/27/2023 (b) 3,525,000 3,513,212
4.79%, 8/3/2023 (b) 1,174,000 1,168,830
4.96%, 8/17/2023 (b) 6,443,000 6,401,427
5.07%, 8/31/2023 (b) 16,153,000 16,016,353
5.10%, 9/7/2023 (b) 23,589,000 23,366,929
4.81%, 9/14/2023 (b) 30,601,000 30,280,750
4.91%, 10/12/2023 (b) 7,073,000 6,970,086
4.99%, 10/19/2023 (b) 29,434,000 28,974,719
5.02%, 11/2/2023 (b) 8,378,000 8,230,272
5.11%, 11/16/2023 (b) 5,882,000 5,766,896
5.31%, 11/24/2023 (b) 20,763,000 20,332,638
5.44%, 11/30/2023 (b) 4,069,000 3,980,861
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 42.2% (continued)
5.39%, 12/7/2023 (b) $ 10,261,000 10,027,930
5.29%, 12/14/2023 (b) 4,724,000 4,611,592
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $183,373,821) 183,329,004
TOTAL SHORT-TERM INVESTMENTS
(Cost $377,121,423) 377,147,891
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 86.9%
(Cost $377,121,423) 377,147,891
OTHER ASSETS IN EXCESS OF
LIABILITIES - 13.1% (c) 56,905,056
NET ASSETS - 100.0% 434,052,947
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies 193,818,887 44.7
U.S. Treasury Obligations 183,329,004 42.2
Total Investments In Securities
At Value $ 377,147,891 86.9
Other Assets in Excess of
Liabilities (c ) 56,905,056 13.1
Net Assets
$ 434,052,947 100.0%
(a) Represents 7-day effective yield as of June 30, 2023.
(b) The rate shown was the effective yield at the date of purchase.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
LME Aluminum Base Metal 1 7/2023 USD $ 53,110 $ (5,373)
LME Aluminum Base Metal 1 7/2023 USD 53,094 (6,172)
LME Aluminum Base Metal 5 7/2023 USD 264,693 (33,322)
LME Aluminum Base Metal 8 7/2023 USD 424,250 (55,174)
LME Aluminum Base Metal 9 7/2023 USD 478,267 (41,510)
LME Aluminum Base Metal 13 7/2023 USD 686,156 (77,632)
LME Aluminum Base Metal 14 7/2023 USD 740,576 (64,728)
LME Aluminum Base Metal 16 7/2023 USD 846,740 (98,697)
LME Aluminum Base Metal 50 7/2023 USD 2,638,125 (337,702)
LME Aluminum Base Metal 58 7/2023 USD 3,066,750 (306,552)
LME Copper Base Metal 2 7/2023 USD 416,130 (24,075)
LME Copper Base Metal 3 7/2023 USD 624,285 (37,959)
LME Copper Base Metal 3 7/2023 USD 624,281 (42,927)
LME Copper Base Metal 3 7/2023 USD 624,266 (50,973)
LME Copper Base Metal 5 7/2023 USD 1,040,315 (34,886)
LME Copper Base Metal 6 7/2023 USD 1,248,401 (77,522)
LME Copper Base Metal 8 7/2023 USD 1,664,810 (106,012)
LME Copper Base Metal 9 7/2023 USD 1,872,619 (127,800)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 10 7/2023 USD $ 2,080,630 $ (60,647)
LME Copper Base Metal 10 7/2023 USD 2,081,250 (168,777)
LME Copper Base Metal 20 7/2023 USD 4,161,150 (254,101)
LME Copper Base Metal 24 7/2023 USD 4,993,644 (125,920)
LME Copper Base Metal 34 7/2023 USD 7,073,743 (432,066)
LME Lead Base Metal 1 7/2023 USD 53,500 695
LME Lead Base Metal 2 7/2023 USD 106,525 2,148
LME Lead Base Metal 3 7/2023 USD 158,783 (3,387)
LME Lead Base Metal 6 7/2023 USD 319,125 5,009
LME Lead Base Metal 9 7/2023 USD 477,518 (4,906)
LME Lead Base Metal 14 7/2023 USD 737,345 (3,292)
LME Lead Base Metal 18 7/2023 USD 964,575 14,803
LME Nickel Base Metal 1 7/2023 USD 122,322 (25,281)
LME Nickel Base Metal 1 7/2023 USD 122,244 (19,149)
LME Nickel Base Metal 1 7/2023 USD 122,264 (22,624)
LME Nickel Base Metal 1 7/2023 USD 122,343 (31,131)
LME Nickel Base Metal 2 7/2023 USD 244,154 (33,652)
LME Nickel Base Metal 2 7/2023 USD 244,875 (40,731)
LME Nickel Base Metal 6 7/2023 USD 734,064 (164,980)
LME Nickel Base Metal 7 7/2023 USD 854,705 (86,865)
LME Nickel Base Metal 8 7/2023 USD 977,636 (141,084)
LME Zinc Base Metal 1 7/2023 USD 59,677 (7,501)
LME Zinc Base Metal 1 7/2023 USD 59,616 (9,900)
LME Zinc Base Metal 2 7/2023 USD 119,205 (19,199)
LME Zinc Base Metal 3 7/2023 USD 178,868 (37,120)
LME Zinc Base Metal 3 7/2023 USD 178,949 (34,285)
LME Zinc Base Metal 5 7/2023 USD 297,844 (52,153)
LME Zinc Base Metal 5 7/2023 USD 298,563 (30,077)
LME Zinc Base Metal 6 7/2023 USD 357,656 (53,775)
LME Zinc Base Metal 7 7/2023 USD 416,894 (75,890)
LME Zinc Base Metal 10 7/2023 USD 596,520 (92,760)
LME Zinc Base Metal 16 7/2023 USD 954,300 (144,947)
Natural Gas 30 7/2023 GBP 1,077,399 3,108
Natural Gas 60 7/2023 EUR 1,807,330 220,501
100 oz Gold 471 8/2023 USD 90,874,740 (5,136,784)
Brent Crude Oil 614 8/2023 USD 46,234,200 479,245
Lean Hogs 158 8/2023 USD 5,852,320 83,837
LME Aluminum Base Metal 22 8/2023 USD 1,170,813 (126,377)
LME Aluminum Base Metal 24 8/2023 USD 1,285,800 (51,685)
LME Aluminum Base Metal 25 8/2023 USD 1,330,781 (114,545)
LME Aluminum Base Metal 30 8/2023 USD 1,604,520 (63,751)
LME Aluminum Base Metal 35 8/2023 USD 1,862,875 (189,978)
LME Aluminum Base Metal 44 8/2023 USD 2,347,950 (140,486)
LME Aluminum Base Metal 66 8/2023 USD 3,517,206 (316,358)
LME Aluminum Base Metal 88 8/2023 USD 4,705,250 (172,869)
LME Aluminum Base Metal 88 8/2023 USD 4,690,642 (341,935)
LME Aluminum Base Metal 100 8/2023 USD 5,344,175 (311,931)
LME Aluminum Base Metal 100 8/2023 USD 5,345,525 (232,490)
LME Aluminum Base Metal 128 8/2023 USD 6,832,416 (472,022)
LME Aluminum Base Metal 133 8/2023 USD 7,100,538 (517,655)
LME Aluminum Base Metal 170 8/2023 USD 9,063,508 (420,433)
LME Copper Base Metal 1 8/2023 USD 207,928 8,425
LME Copper Base Metal 6 8/2023 USD 1,248,642 (32,705)
LME Copper Base Metal 12 8/2023 USD 2,497,200 (3,482)
LME Copper Base Metal 17 8/2023 USD 3,535,626 48,881
LME Copper Base Metal 21 8/2023 USD 4,370,132 (97,674)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 23 8/2023 USD $ 4,782,775 $ 165,465
LME Copper Base Metal 25 8/2023 USD 5,198,862 92,547
LME Copper Base Metal 32 8/2023 USD 6,655,048 58,814
LME Copper Base Metal 34 8/2023 USD 7,075,638 (239,551)
LME Copper Base Metal 35 8/2023 USD 7,283,745 (180,097)
LME Copper Base Metal 38 8/2023 USD 7,901,027 233,065
LME Copper Base Metal 41 8/2023 USD 8,524,279 361,797
LME Copper Base Metal 44 8/2023 USD 9,156,224 (317,517)
LME Copper Base Metal 59 8/2023 USD 12,278,313 59,908
LME Lead Base Metal 1 8/2023 USD 52,535 1,407
LME Lead Base Metal 2 8/2023 USD 105,065 622
LME Lead Base Metal 2 8/2023 USD 105,064 1,154
LME Lead Base Metal 4 8/2023 USD 210,145 2,085
LME Lead Base Metal 4 8/2023 USD 210,145 4,556
LME Lead Base Metal 7 8/2023 USD 367,745 (7,562)
LME Lead Base Metal 10 8/2023 USD 525,288 15,511
LME Lead Base Metal 11 8/2023 USD 577,858 (7,325)
LME Lead Base Metal 11 8/2023 USD 577,775 16,746
LME Lead Base Metal 12 8/2023 USD 630,384 (9,557)
LME Lead Base Metal 12 8/2023 USD 630,414 (5,476)
LME Lead Base Metal 12 8/2023 USD 630,429 (16,962)
LME Lead Base Metal 13 8/2023 USD 682,906 (3,319)
LME Lead Base Metal 14 8/2023 USD 735,420 15,783
LME Nickel Base Metal 1 8/2023 USD 122,751 (5,588)
LME Nickel Base Metal 2 8/2023 USD 245,086 (48,650)
LME Nickel Base Metal 2 8/2023 USD 245,387 (9,823)
LME Nickel Base Metal 6 8/2023 USD 735,675 (94,371)
LME Nickel Base Metal 6 8/2023 USD 735,745 (62,170)
LME Nickel Base Metal 6 8/2023 USD 735,606 (124,608)
LME Nickel Base Metal 10 8/2023 USD 1,227,746 (29,284)
LME Nickel Base Metal 11 8/2023 USD 1,351,411 (4,921)
LME Nickel Base Metal 11 8/2023 USD 1,350,648 (35,379)
LME Nickel Base Metal 13 8/2023 USD 1,592,911 (365,943)
LME Nickel Base Metal 18 8/2023 USD 2,205,360 (424,750)
LME Zinc Base Metal 1 8/2023 USD 59,728 (7,050)
LME Zinc Base Metal 3 8/2023 USD 179,183 (9,351)
LME Zinc Base Metal 5 8/2023 USD 298,625 7,985
LME Zinc Base Metal 5 8/2023 USD 298,643 15,003
LME Zinc Base Metal 6 8/2023 USD 358,275 (40,327)
LME Zinc Base Metal 6 8/2023 USD 358,298 (8,368)
LME Zinc Base Metal 9 8/2023 USD 537,413 (51,602)
LME Zinc Base Metal 10 8/2023 USD 597,238 (27,560)
LME Zinc Base Metal 12 8/2023 USD 716,775 (57,116)
LME Zinc Base Metal 25 8/2023 USD 1,493,750 81,176
Natural Gas 591 8/2023 USD 16,394,340 879,855
NY Harbor ULSD 92 8/2023 USD 9,435,888 57,276
RBOB Gasoline 179 8/2023 USD 18,513,075 429,278
SGX Iron Ore 634 8/2023 USD 6,915,038 146,045
Cocoa 115 9/2023 USD 3,855,950 274,959
Coffee 'C' 506 9/2023 USD 30,170,250 (4,085,666)
Copper 26 9/2023 USD 2,443,675 37,038
Corn 626 9/2023 USD 15,290,050 (3,071,005)
Feeder Cattle 95 9/2023 USD 11,914,188 432,920
LME Aluminum Base Metal 1 9/2023 USD 53,656 (2,647)
LME Aluminum Base Metal 2 9/2023 USD 107,500 (1,231)
LME Aluminum Base Metal 10 9/2023 USD 537,625 (6,155)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 15 9/2023 USD $ 806,625 $ (20,857)
LME Aluminum Base Metal 21 9/2023 USD 1,129,538 (2,312)
LME Aluminum Base Metal 22 9/2023 USD 1,180,344 (38,521)
LME Aluminum Base Metal 23 9/2023 USD 1,235,054 (39,214)
LME Aluminum Base Metal 44 9/2023 USD 2,360,600 (101,722)
LME Aluminum Base Metal 56 9/2023 USD 3,004,050 (129,415)
LME Aluminum Base Metal 65 9/2023 USD 3,483,594 (215,061)
LME Aluminum Base Metal 65 9/2023 USD 3,487,250 (162,248)
LME Aluminum Base Metal 68 9/2023 USD 3,648,489 (128,862)
LME Aluminum Base Metal 79 9/2023 USD 4,238,014 (170,353)
LME Aluminum Base Metal 97 9/2023 USD 5,209,700 (209,061)
LME Aluminum Base Metal 141 9/2023 USD 7,564,650 (390,650)
LME Aluminum Base Metal 1,182 9/2023 USD 63,458,625 (3,776,792)
LME Copper Base Metal 4 9/2023 USD 831,550 (4,661)
LME Copper Base Metal 4 9/2023 USD 831,500 (10,611)
LME Copper Base Metal 6 9/2023 USD 1,247,100 (34,155)
LME Copper Base Metal 9 9/2023 USD 1,870,875 (31,074)
LME Copper Base Metal 9 9/2023 USD 1,870,988 16,649
LME Copper Base Metal 20 9/2023 USD 4,158,935 (9,385)
LME Copper Base Metal 22 9/2023 USD 4,576,413 4,453
LME Copper Base Metal 22 9/2023 USD 4,574,691 10,762
LME Copper Base Metal 22 9/2023 USD 4,574,763 (24,579)
LME Copper Base Metal 23 9/2023 USD 4,784,000 (80,350)
LME Copper Base Metal 24 9/2023 USD 4,988,100 (205,057)
LME Copper Base Metal 24 9/2023 USD 4,992,228 (70,703)
LME Copper Base Metal 27 9/2023 USD 5,614,313 35,346
LME Copper Base Metal 30 9/2023 USD 6,237,750 31,813
LME Copper Base Metal 45 9/2023 USD 9,358,875 (260,591)
LME Copper Base Metal 922 9/2023 USD 191,706,850 (9,165,066)
LME Lead Base Metal 1 9/2023 USD 52,510 132
LME Lead Base Metal 1 9/2023 USD 52,520 (8)
LME Lead Base Metal 3 9/2023 USD 157,463 3,083
LME Lead Base Metal 3 9/2023 USD 157,655 (3,754)
LME Lead Base Metal 8 9/2023 USD 420,328 (6,673)
LME Lead Base Metal 10 9/2023 USD 525,763 15,985
LME Lead Base Metal 11 9/2023 USD 578,806 5,952
LME Lead Base Metal 13 9/2023 USD 684,044 10,122
LME Lead Base Metal 14 9/2023 USD 735,826 25,289
LME Lead Base Metal 16 9/2023 USD 841,900 (8,080)
LME Lead Base Metal 16 9/2023 USD 841,080 29,638
LME Lead Base Metal 22 9/2023 USD 1,155,550 52,742
LME Lead Base Metal 25 9/2023 USD 1,312,456 10,647
LME Lead Base Metal 27 9/2023 USD 1,419,788 44,142
LME Lead Base Metal 319 9/2023 USD 16,767,438 (186,604)
LME Nickel Base Metal 1 9/2023 USD 122,925 (3,344)
LME Nickel Base Metal 1 9/2023 USD 122,937 (3,771)
LME Nickel Base Metal 2 9/2023 USD 245,896 (10,606)
LME Nickel Base Metal 2 9/2023 USD 246,069 (12,502)
LME Nickel Base Metal 2 9/2023 USD 246,123 (6,993)
LME Nickel Base Metal 3 9/2023 USD 369,057 (41,812)
LME Nickel Base Metal 5 9/2023 USD 614,567 (17,398)
LME Nickel Base Metal 6 9/2023 USD 738,507 (2,979)
LME Nickel Base Metal 6 9/2023 USD 738,437 (7,321)
LME Nickel Base Metal 7 9/2023 USD 861,084 (67,137)
LME Nickel Base Metal 8 9/2023 USD 984,768 (5,676)
LME Nickel Base Metal 19 9/2023 USD 2,334,476 (86,520)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 20 9/2023 USD $ 2,459,888 $ (77,202)
LME Nickel Base Metal 114 9/2023 USD 14,028,156 (2,055,282)
LME Zinc Base Metal 4 9/2023 USD 238,775 4,997
LME Zinc Base Metal 6 9/2023 USD 358,650 (7,518)
LME Zinc Base Metal 6 9/2023 USD 358,163 1,895
LME Zinc Base Metal 7 9/2023 USD 417,988 2,517
LME Zinc Base Metal 9 9/2023 USD 537,975 2,448
LME Zinc Base Metal 12 9/2023 USD 716,376 8,773
LME Zinc Base Metal 13 9/2023 USD 777,075 8,087
LME Zinc Base Metal 13 9/2023 USD 776,045 4,294
LME Zinc Base Metal 15 9/2023 USD 895,500 4,886
LME Zinc Base Metal 15 9/2023 USD 896,625 (10,169)
LME Zinc Base Metal 26 9/2023 USD 1,553,962 67,310
LME Zinc Base Metal 29 9/2023 USD 1,733,475 36,889
LME Zinc Base Metal 29 9/2023 USD 1,733,374 69,938
LME Zinc Base Metal 48 9/2023 USD 2,868,168 108,439
LME Zinc Base Metal 51 9/2023 USD 3,048,525 43,366
LME Zinc Base Metal 358 9/2023 USD 21,383,788 (2,582,091)
Low Sulphur Gasoil 189 9/2023 USD 13,244,175 132,240
Silver 315 9/2023 USD 36,256,500 (929,702)
Sugar No. 11 931 9/2023 USD 23,763,589 (2,083,822)
Wheat 192 9/2023 USD 6,249,600 (515,343)
Lean Hogs 14 10/2023 USD 438,900 (482)
Soybean 892 11/2023 USD 59,908,950 5,474,723
Cotton No. 2 67 12/2023 USD 2,692,395 (27,676)
ECX Emission 171 12/2023 EUR 16,621,900 (473,272)
Milling Wheat No. 2 398 12/2023 EUR 5,173,570 (184,202)
Phelix De Base Electricity 3 12/2023 EUR 4,132,425 109,042
Soybean Meal 589 12/2023 USD 23,400,970 1,176,717
Soybean Oil 402 12/2023 USD 14,223,564 2,102,772
Platinum 63 6/2024 JPY 901,809 (5,350)
(32,600,161)
Short Contracts
LME Aluminum Base Metal (1) 7/2023 USD (53,110) 5,637
LME Aluminum Base Metal (1) 7/2023 USD (53,094) 5,527
LME Aluminum Base Metal (5) 7/2023 USD (264,693) 33,998
LME Aluminum Base Metal (8) 7/2023 USD (424,250) 55,517
LME Aluminum Base Metal (9) 7/2023 USD (478,267) 47,028
LME Aluminum Base Metal (13) 7/2023 USD (686,156) 74,606
LME Aluminum Base Metal (14) 7/2023 USD (740,576) 64,033
LME Aluminum Base Metal (16) 7/2023 USD (846,740) 87,613
LME Aluminum Base Metal (50) 7/2023 USD (2,638,125) 333,632
LME Aluminum Base Metal (58) 7/2023 USD (3,066,750) 291,321
LME Copper Base Metal (2) 7/2023 USD (416,130) 22,820
LME Copper Base Metal (3) 7/2023 USD (624,281) 44,047
LME Copper Base Metal (3) 7/2023 USD (624,266) 48,626
LME Copper Base Metal (3) 7/2023 USD (624,285) 38,107
LME Copper Base Metal (5) 7/2023 USD (1,040,315) 30,919
LME Copper Base Metal (6) 7/2023 USD (1,248,401) 75,559
LME Copper Base Metal (8) 7/2023 USD (1,664,810) 101,769
LME Copper Base Metal (9) 7/2023 USD (1,872,619) 124,233
LME Copper Base Metal (10) 7/2023 USD (2,081,250) 164,595
LME Copper Base Metal (10) 7/2023 USD (2,080,630) 65,267
LME Copper Base Metal (20) 7/2023 USD (4,161,150) 267,847
LME Copper Base Metal (24) 7/2023 USD (4,993,644) 143,888
LME Copper Base Metal (34) 7/2023 USD (7,073,743) 456,568

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (1) 7/2023 USD $ (53,500) $ (603)
LME Lead Base Metal (2) 7/2023 USD (106,525) (1,855)
LME Lead Base Metal (3) 7/2023 USD (158,783) 3,210
LME Lead Base Metal (6) 7/2023 USD (319,125) (2,689)
LME Lead Base Metal (9) 7/2023 USD (477,518) 3,334
LME Lead Base Metal (14) 7/2023 USD (737,345) 7,544
LME Lead Base Metal (18) 7/2023 USD (964,575) (14,097)
LME Nickel Base Metal (1) 7/2023 USD (122,264) 22,183
LME Nickel Base Metal (1) 7/2023 USD (122,322) 25,485
LME Nickel Base Metal (1) 7/2023 USD (122,244) 19,353
LME Nickel Base Metal (1) 7/2023 USD (122,343) 31,014
LME Nickel Base Metal (2) 7/2023 USD (244,154) 33,521
LME Nickel Base Metal (2) 7/2023 USD (244,875) 41,759
LME Nickel Base Metal (6) 7/2023 USD (734,064) 169,338
LME Nickel Base Metal (7) 7/2023 USD (854,705) 96,867
LME Nickel Base Metal (8) 7/2023 USD (977,636) 141,700
LME Zinc Base Metal (1) 7/2023 USD (59,616) 10,731
LME Zinc Base Metal (1) 7/2023 USD (59,677) 7,371
LME Zinc Base Metal (2) 7/2023 USD (119,205) 19,989
LME Zinc Base Metal (3) 7/2023 USD (178,868) 37,349
LME Zinc Base Metal (3) 7/2023 USD (178,949) 34,841
LME Zinc Base Metal (5) 7/2023 USD (297,844) 52,392
LME Zinc Base Metal (5) 7/2023 USD (298,563) 34,007
LME Zinc Base Metal (6) 7/2023 USD (357,656) 53,177
LME Zinc Base Metal (7) 7/2023 USD (416,894) 73,086
LME Zinc Base Metal (10) 7/2023 USD (596,520) 88,625
LME Zinc Base Metal (16) 7/2023 USD (954,300) 152,404
WTI Crude Oil (113) 7/2023 USD (7,982,320) 49,420
Live Cattle (76) 8/2023 USD (5,386,120) (154,381)
LME Aluminum Base Metal (22) 8/2023 USD (1,170,813) 120,523
LME Aluminum Base Metal (24) 8/2023 USD (1,285,800) 50,929
LME Aluminum Base Metal (25) 8/2023 USD (1,330,781) 112,739
LME Aluminum Base Metal (30) 8/2023 USD (1,604,520) 66,392
LME Aluminum Base Metal (35) 8/2023 USD (1,862,875) 189,974
LME Aluminum Base Metal (44) 8/2023 USD (2,347,950) 143,420
LME Aluminum Base Metal (66) 8/2023 USD (3,517,206) 322,149
LME Aluminum Base Metal (88) 8/2023 USD (4,705,250) 165,290
LME Aluminum Base Metal (88) 8/2023 USD (4,690,642) 369,098
LME Aluminum Base Metal (100) 8/2023 USD (5,345,525) 221,680
LME Aluminum Base Metal (100) 8/2023 USD (5,344,175) 300,530
LME Aluminum Base Metal (128) 8/2023 USD (6,832,416) 408,806
LME Aluminum Base Metal (133) 8/2023 USD (7,100,538) 544,820
LME Aluminum Base Metal (170) 8/2023 USD (9,063,508) 381,491
LME Copper Base Metal (1) 8/2023 USD (207,928) (8,758)
LME Copper Base Metal (6) 8/2023 USD (1,248,642) 32,389
LME Copper Base Metal (12) 8/2023 USD (2,497,200) (5,850)
LME Copper Base Metal (17) 8/2023 USD (3,535,626) (39,469)
LME Copper Base Metal (21) 8/2023 USD (4,370,132) 91,300
LME Copper Base Metal (23) 8/2023 USD (4,782,775) (153,908)
LME Copper Base Metal (25) 8/2023 USD (5,198,862) (99,266)
LME Copper Base Metal (32) 8/2023 USD (6,655,048) (72,714)
LME Copper Base Metal (34) 8/2023 USD (7,075,638) 238,061
LME Copper Base Metal (35) 8/2023 USD (7,283,745) 166,041
LME Copper Base Metal (38) 8/2023 USD (7,901,027) (250,125)
LME Copper Base Metal (41) 8/2023 USD (8,524,279) (370,511)
LME Copper Base Metal (44) 8/2023 USD (9,156,224) 303,873

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (59) 8/2023 USD $ (12,278,312) $ (92,498)
LME Lead Base Metal (1) 8/2023 USD (52,535) (1,275)
LME Lead Base Metal (2) 8/2023 USD (105,065) (569)
LME Lead Base Metal (2) 8/2023 USD (105,063) (1,068)
LME Lead Base Metal (4) 8/2023 USD (210,145) (4,956)
LME Lead Base Metal (4) 8/2023 USD (210,145) (1,506)
LME Lead Base Metal (7) 8/2023 USD (367,745) 9,187
LME Lead Base Metal (10) 8/2023 USD (525,288) (14,795)
LME Lead Base Metal (11) 8/2023 USD (577,775) (19,621)
LME Lead Base Metal (11) 8/2023 USD (577,858) 7,314
LME Lead Base Metal (12) 8/2023 USD (630,414) 9,136
LME Lead Base Metal (12) 8/2023 USD (630,429) 13,339
LME Lead Base Metal (12) 8/2023 USD (630,384) 7,084
LME Lead Base Metal (13) 8/2023 USD (682,906) 4,485
LME Lead Base Metal (14) 8/2023 USD (735,420) (15,715)
LME Nickel Base Metal (1) 8/2023 USD (122,751) 5,346
LME Nickel Base Metal (2) 8/2023 USD (245,387) 9,007
LME Nickel Base Metal (2) 8/2023 USD (245,086) 48,478
LME Nickel Base Metal (6) 8/2023 USD (735,675) 111,567
LME Nickel Base Metal (6) 8/2023 USD (735,745) 72,077
LME Nickel Base Metal (6) 8/2023 USD (735,606) 127,656
LME Nickel Base Metal (10) 8/2023 USD (1,227,746) 29,852
LME Nickel Base Metal (11) 8/2023 USD (1,350,648) 56,347
LME Nickel Base Metal (11) 8/2023 USD (1,351,411) 7,865
LME Nickel Base Metal (13) 8/2023 USD (1,592,911) 364,851
LME Nickel Base Metal (18) 8/2023 USD (2,205,360) 418,987
LME Zinc Base Metal (1) 8/2023 USD (59,728) 6,894
LME Zinc Base Metal (3) 8/2023 USD (179,183) 10,184
LME Zinc Base Metal (5) 8/2023 USD (298,625) (7,986)
LME Zinc Base Metal (5) 8/2023 USD (298,643) (16,557)
LME Zinc Base Metal (6) 8/2023 USD (358,298) 9,185
LME Zinc Base Metal (6) 8/2023 USD (358,275) 38,457
LME Zinc Base Metal (9) 8/2023 USD (537,413) 47,561
LME Zinc Base Metal (10) 8/2023 USD (597,238) 26,908
LME Zinc Base Metal (12) 8/2023 USD (716,775) 63,190
LME Zinc Base Metal (25) 8/2023 USD (1,493,750) (70,914)
WTI Crude Oil (468) 8/2023 USD (33,125,040) (621,103)
KC HRW Wheat (12) 9/2023 USD (480,000) (6,052)
LME Aluminum Base Metal (1) 9/2023 USD (53,656) 2,692
LME Aluminum Base Metal (2) 9/2023 USD (107,500) 644
LME Aluminum Base Metal (10) 9/2023 USD (537,625) 9,535
LME Aluminum Base Metal (15) 9/2023 USD (806,625) 11,805
LME Aluminum Base Metal (21) 9/2023 USD (1,129,538) (812)
LME Aluminum Base Metal (22) 9/2023 USD (1,180,344) 39,830
LME Aluminum Base Metal (23) 9/2023 USD (1,235,054) 35,867
LME Aluminum Base Metal (44) 9/2023 USD (2,360,600) 107,091
LME Aluminum Base Metal (56) 9/2023 USD (3,004,050) 129,873
LME Aluminum Base Metal (65) 9/2023 USD (3,483,594) 222,115
LME Aluminum Base Metal (65) 9/2023 USD (3,487,250) 164,662
LME Aluminum Base Metal (68) 9/2023 USD (3,648,489) 122,502
LME Aluminum Base Metal (79) 9/2023 USD (4,238,014) 162,053
LME Aluminum Base Metal (97) 9/2023 USD (5,209,700) 196,910
LME Aluminum Base Metal (141) 9/2023 USD (7,564,650) 389,936
LME Aluminum Base Metal (1,279) 9/2023 USD (68,666,313) 5,309,432
LME Copper Base Metal (4) 9/2023 USD (831,500) 9,637
LME Copper Base Metal (4) 9/2023 USD (831,550) (3,143)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (6) 9/2023 USD $ (1,247,100) $ 36,134
LME Copper Base Metal (9) 9/2023 USD (1,870,988) (22,125)
LME Copper Base Metal (9) 9/2023 USD (1,870,875) 16,270
LME Copper Base Metal (20) 9/2023 USD (4,158,935) 13,287
LME Copper Base Metal (22) 9/2023 USD (4,576,413) (20,683)
LME Copper Base Metal (22) 9/2023 USD (4,574,691) (36,224)
LME Copper Base Metal (22) 9/2023 USD (4,574,763) 792
LME Copper Base Metal (23) 9/2023 USD (4,784,000) 54,927
LME Copper Base Metal (24) 9/2023 USD (4,992,228) 66,289
LME Copper Base Metal (24) 9/2023 USD (4,988,100) 181,437
LME Copper Base Metal (27) 9/2023 USD (5,614,313) (55,459)
LME Copper Base Metal (30) 9/2023 USD (6,237,750) (45,979)
LME Copper Base Metal (45) 9/2023 USD (9,358,875) 236,707
LME Copper Base Metal (387) 9/2023 USD (80,466,975) 1,009,135
LME Lead Base Metal (1) 9/2023 USD (52,509) (189)
LME Lead Base Metal (1) 9/2023 USD (52,520) (97)
LME Lead Base Metal (3) 9/2023 USD (157,655) 2,987
LME Lead Base Metal (3) 9/2023 USD (157,463) (2,070)
LME Lead Base Metal (8) 9/2023 USD (420,328) 5,251
LME Lead Base Metal (10) 9/2023 USD (525,763) (15,888)
LME Lead Base Metal (11) 9/2023 USD (578,806) (616)
LME Lead Base Metal (13) 9/2023 USD (684,044) (10,815)
LME Lead Base Metal (14) 9/2023 USD (735,826) (25,577)
LME Lead Base Metal (16) 9/2023 USD (841,080) (29,986)
LME Lead Base Metal (16) 9/2023 USD (841,900) 9,564
LME Lead Base Metal (22) 9/2023 USD (1,155,550) (52,175)
LME Lead Base Metal (25) 9/2023 USD (1,312,456) (5,960)
LME Lead Base Metal (27) 9/2023 USD (1,419,788) (42,437)
LME Lead Base Metal (195) 9/2023 USD (10,249,688) (206,898)
LME Nickel Base Metal (1) 9/2023 USD (122,937) 2,520
LME Nickel Base Metal (1) 9/2023 USD (122,925) 3,792
LME Nickel Base Metal (2) 9/2023 USD (245,896) 10,238
LME Nickel Base Metal (2) 9/2023 USD (246,069) 19,125
LME Nickel Base Metal (2) 9/2023 USD (246,123) 3,784
LME Nickel Base Metal (3) 9/2023 USD (369,057) 35,934
LME Nickel Base Metal (5) 9/2023 USD (614,567) 13,114
LME Nickel Base Metal (6) 9/2023 USD (738,507) (12,165)
LME Nickel Base Metal (6) 9/2023 USD (738,437) 6,139
LME Nickel Base Metal (7) 9/2023 USD (861,084) 78,636
LME Nickel Base Metal (8) 9/2023 USD (984,768) (4,609)
LME Nickel Base Metal (19) 9/2023 USD (2,334,476) 78,360
LME Nickel Base Metal (20) 9/2023 USD (2,459,888) 88,853
LME Nickel Base Metal (89) 9/2023 USD (10,951,806) 340,906
LME Zinc Base Metal (4) 9/2023 USD (238,775) (4,437)
LME Zinc Base Metal (6) 9/2023 USD (358,650) 8,257
LME Zinc Base Metal (6) 9/2023 USD (358,163) (1,675)
LME Zinc Base Metal (7) 9/2023 USD (417,988) (1,887)
LME Zinc Base Metal (9) 9/2023 USD (537,975) (2,042)
LME Zinc Base Metal (12) 9/2023 USD (716,376) (3,949)
LME Zinc Base Metal (13) 9/2023 USD (777,075) (5,201)
LME Zinc Base Metal (13) 9/2023 USD (776,045) (3,194)
LME Zinc Base Metal (15) 9/2023 USD (896,625) 22,852
LME Zinc Base Metal (15) 9/2023 USD (895,500) (7,732)
LME Zinc Base Metal (26) 9/2023 USD (1,553,962) (68,144)
LME Zinc Base Metal (29) 9/2023 USD (1,733,374) (65,603)
LME Zinc Base Metal (29) 9/2023 USD (1,733,475) (8,474)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (48) 9/2023 USD $ (2,868,168) $ (109,071)
LME Zinc Base Metal (51) 9/2023 USD (3,048,525) (28,838)
LME Zinc Base Metal (273) 9/2023 USD (16,306,631) (73,489)
Aluminum (11) 10/2023 USD (591,938) 31,014
100 oz Gold (6) 12/2023 USD (1,180,800) (5,891)
15,784,832
$ (16,815,329)
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 4,789,158 $ 4,789,158
GSIN
Cash 16,122 – 16,122
JPPC
Cash – 10,334,049 10,334,049
MSCL
Cash – 56,801,425 56,801,425

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 85.7%
COMMON STOCKS - 5.6%
Italy - 4.4%
A2A SpA (a) 2,916,800 5,336,253
Assicurazioni Generali SpA (a) 203,895 4,146,404
Azimut Holding SpA (a) 65,678 1,417,180
Banco BPM SpA (a) 299,423 1,390,770
Buzzi SpA (a) 95,750 2,399,012
Hera SpA (a) 342,596 1,019,579
Leonardo SpA (a) 683,961 7,766,296
Pirelli & C SpA *(a)(b) 364,132 1,800,144
Poste Italiane SpA (a)(b) 167,945 1,819,336
Prysmian SpA (a) 105,865 4,427,665
UniCredit SpA (a) 184,770 4,296,563
Unipol Gruppo SpA (a) 627,921 3,355,613
39,174,815
—
United States - 1.2%
Stellantis NV (a) 272,933 4,798,379
Tenaris SA (a) 395,250 5,912,564
10,710,943
—
TOTAL COMMON STOCKS
(Cost $41,184,878) 49,885,758
SHORT-TERM INVESTMENTS - 80.1%
INVESTMENT COMPANIES - 34.0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.02% (1)(c)(d) 18,382,990 18,382,990
Limited Purpose Cash Investment
Fund, 5.10% (1)(c)(e) 285,563,934 285,449,708
TOTAL INVESTMENT COMPANIES
(Cost $303,768,225) 303,832,698
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 46.1%
U.S. Treasury Bills
4.75%, 7/6/2023 (f) $ 26,217,000 26,206,191
4.82%, 7/13/2023 (f)(g) 39,453,000 39,398,135
4.79%, 8/3/2023 (f) 478,000 475,895
4.85%, 8/10/2023 (f)(g) 19,597,000 19,490,831
4.96%, 8/17/2023 (f)(g) 24,010,000 23,855,075
5.04%, 8/24/2023 (f)(g) 17,367,000 17,237,056
5.07%, 8/31/2023 (f)(g) 4,275,000 4,238,836
5.10%, 9/7/2023 (f) 4,286,000 4,245,651
4.81%, 9/14/2023 (f)(g) 48,627,000 48,118,101
4.73%, 9/21/2023 (f)(g) 35,196,000 34,792,302
4.80%, 10/5/2023 (f)(g) 45,039,000 44,430,557
4.91%, 10/12/2023 (f) 257,000 253,261
4.99%, 10/19/2023 (f)(g) 17,058,000 16,791,831
4.96%, 10/26/2023 (f)(g) 58,840,000 57,862,603
5.02%, 11/2/2023 (f) 4,137,000 4,064,053
5.01%, 11/9/2023 (f)(g) 39,444,000 38,710,911
5.11%, 11/16/2023 (f)(g) 23,138,000 22,685,215
5.31%, 11/24/2023 (f)(g) 4,229,000 4,141,344
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 46.1% (continued)
5.44%, 11/30/2023 (f) $ 4,507,000 4,409,373
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $411,619,861) 411,407,221
TOTAL SHORT-TERM INVESTMENTS
(Cost $715,388,086) 715,239,919
TOTAL LONG POSITIONS
(Cost $756,572,964) 765,125,677
SHARES
SHORT POSITIONS - (4.5)%
COMMON STOCKS - (4.5)%
Italy - (4.3)%
Amplifon SpA (94,488) (3,465,802)
Banca Generali SpA (29,313) (1,008,479)
Brembo SpA (26,847) (398,432)
Brunello Cucinelli SpA (5,632) (495,870)
Davide Campari-Milano NV (380,965) (5,279,877)
DiaSorin SpA (12,702) (1,323,153)
Enel SpA (158,246) (1,066,962)
ERG SpA (40,690) (1,200,056)
Ferrari NV (7,135) (2,332,773)
FinecoBank Banca Fineco SpA (109,730) (1,477,033)
Infrastrutture Wireless Italiane SpA
(b) (232,222) (3,065,390)
Interpump Group SpA (34,299) (1,907,605)
Intesa Sanpaolo SpA (26,945) (70,643)
Italgas SpA (72,405) (429,265)
Mediobanca Banca di Credito
Finanziario SpA (22,150) (265,191)
Moncler SpA (26,488) (1,832,645)
Nexi SpA (b) (268,963) (2,110,221)
Recordati Industria Chimica e
Farmaceutica SpA (58,757) (2,806,985)
Reply SpA (6,233) (708,647)
Snam SpA (420,934) (2,199,949)
Telecom Italia SpA (6,983,214) (1,968,785)
Terna - Rete Elettrica Nazionale (372,136) (3,174,009)
(38,587,772)
—
United Kingdom - (0.2)%
CNH Industrial NV (119,142) (1,718,339)
TOTAL COMMON STOCKS
(Proceeds $(40,974,605)) (40,306,111)
TOTAL SHORT POSITIONS
(Proceeds $(40,974,605)) (40,306,111)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 81.2%
(Cost $715,598,359) 724,819,566
OTHER ASSETS IN EXCESS OF
LIABILITIES - 18.8% (h) 167,647,648
NET ASSETS - 100.0% 892,467,214

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2023 amounted to $43,500,701.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2023 amounted to $(1,556,131), which represents (0.17)% of net assets of the Fund.
(c) Represents 7-day effective yield as of June 30, 2023.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) For the period ended June 30, 2023, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (5,034,175) (0.6) %
Consumer Discretionary 1,538,803 0.2
Consumer Staples (5,279,876) (0.6)
Energy 5,912,564 0.7
Financials 11,494,298 1.3
Health Care (7,595,941) (0.9)
Industrials 8,568,018 1.0
Information Technology (708,647) (0.1)
Materials 2,399,012 0.3
Utilities (1,714,409) (0.2)
Investment Companies 303,832,698 34.0
U.S. Treasury Obligations 411,407,221 46.1
Total Investments In Securities
At Value 724,819,566 81.2
Other Assets in Excess of
Liabilities (h) 167,647,648 18.8
Net Assets
$ 892,467,214 100.0%
Affiliate
Value
At
12/31/2022
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2023
Shares
Held At
6/30/2023
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 32.0%
INVESTMENT COMPANIES - 32.0%
Limited Purpose
Cash Investment
Fund,
5.10% (1)(a)
(Cost $285,385,235) $279,889,708 $664,110,445 $(658,548,608) $(352) $(1,485) $285,449,708 285,563,934 $7,144,649 $–
(1) Level 1 security (See Note 5).
(a) Represents 7-day effective yield as of June 30, 2023.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
Forward effective interest rate swap contracts outstanding as of June 30, 2023:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 4.50% Semi 12/18/2025 CAD 400,000 $ 737 $ (269) $ 468
Pay 1D SARON Annual 2.00% Annual 9/22/2025 CHF 13,100,000 20,996 (12,643) 8,353
Pay 1D SOFR Annual 3.48% Annual 12/20/2033 USD 82,400,000 699,140 (417,830) 281,310
Pay 1D TONAR Annual 0.50% Annual 9/22/2025 JPY 3,486,700,000 202,526 (4,813) 197,713
Pay 6M BBR Semi 4.50% Semi 12/08/2033 AUD 24,600,000 235,465 (100,471) 134,994
Pay 6M EURIBOR Semi 3.25% Annual 9/20/2033 EUR 16,300,000 287,985 99,626 387,611
Pay 6M EURIBOR Semi 3.13% Annual 12/20/2033 EUR 155,000,000 2,181,434 257,601 2,439,035
Receive 1D SOFR Annual 3.50% Annual 9/22/2025 USD 62,000,000 897,885 393,096 1,290,981
Receive 1D SOFR Annual 4.50% Annual 9/22/2025 USD 188,900,000 (4,000,822) 4,395,658 394,836
Receive 1D SOFR Annual 4.19% Annual 12/22/2025 USD 329,900,000 (1,061,756) 2,114,381 1,052,625
Receive 1D SONIA Annual 3.25% Annual 9/20/2033 GBP 57,500,000 4,512,199 1,561,097 6,073,296
Receive 1D SONIA Annual 3.62% Annual 12/20/2033 GBP 49,600,000 3,056,051 6,820 3,062,871
Receive 1D TONAR Annual 0.00% Annual 12/22/2025 JPY 59,133,900,000 778,736 232,396 1,011,132
Receive 3M BBR Qtrly 5.00% Semi 9/10/2025 NZD 202,500,000 (669,562) 1,511,423 841,861
Receive 3M BBR Qtrly 4.50% Semi 9/10/2025 NZD 111,400,000 229,742 863,964 1,093,706
Receive 3M BBR Qtrly 4.00% Qtrly 9/11/2025 AUD 34,700,000 (215,257) 415,955 200,698
Receive 3M BBR Qtrly 3.50% Qtrly 9/11/2025 AUD 246,300,000 (613,089) 3,595,183 2,982,094
Receive 3M BBR Qtrly 5.00% Semi 12/10/2025 NZD 58,200,000 (113,143) 231,566 118,423
Receive 3M BBR Qtrly 4.00% Qtrly 12/11/2025 AUD 244,400,000 535,253 619,858 1,155,111
Receive 3M STIBOR Qtrly 3.50% Annual 9/17/2025 SEK 4,297,900,000 (1,287,848) 5,021,264 3,733,416
Receive 3M STIBOR Qtrly 3.50% Annual 12/17/2025 SEK 1,143,000,000 (70,274) 815,944 745,670
Receive 6M EURIBOR Semi 2.75% Annual 9/22/2025 EUR 96,600,000 1,454,736 662,231 2,116,967
Receive 6M EURIBOR Semi 3.75% Annual 9/22/2025 EUR 344,500,000 (3,972,634) 4,442,695 470,061
Receive 6M EURIBOR Semi 3.55% Annual 12/22/2025 EUR 932,200,000 (4,302,430) 7,006,983 2,704,553
(1,213,930) 33,711,715 32,497,785
Pay 1D CORRA Semi 3.50% Semi 9/18/2025 CAD 44,800,000 (670,686) (27,607) (698,293)
Pay 1D CORRA Semi 4.00% Semi 12/18/2025 CAD 106,300,000 (85,435) (530,697) (616,132)
Pay 1D CORRA Semi 3.00% Semi 9/19/2033 CAD 1,700,000 (2,239) (40,544) (42,783)
Pay 1D SARON Annual 1.50% Annual 9/22/2025 CHF 343,300,000 (2,326,505) (1,229,218) (3,555,723)
Pay 1D SARON Annual 1.50% Annual 12/22/2025 CHF 24,500,000 (178,423) (71,275) (249,698)
Pay 1D SOFR Annual 3.50% Annual 9/20/2033 USD 42,900,000 915,298 (923,523) (8,225)
Pay 1D SOFR Annual 3.00% Annual 9/20/2033 USD 14,200,000 (681,412) 94,451 (586,961)
Pay 1D SONIA Annual 4.00% Annual 9/22/2025 GBP 322,300,000 (7,249,668) (7,428,986) (14,678,654)
Pay 1D SONIA Annual 4.25% Annual 12/22/2025 GBP 371,800,000 (8,839,529) (4,759,309) (13,598,838)
Pay 1D TONAR Annual 0.00% Annual 9/22/2025 JPY 13,430,000,000 (183,705) 12,801 (170,904)
Pay 1D TONAR Annual 0.50% Annual 12/20/2033 JPY 12,187,900,000 (776,197) (243,403) (1,019,600)
Pay 3M BBR Qtrly 3.50% Qtrly 12/11/2025 AUD 86,100,000 (217,776) (727,992) (945,768)
Pay 6M BBR Semi 4.00% Semi 9/08/2033 AUD 90,400,000 189,007 (2,139,901) (1,950,894)
Pay 6M BBR Semi 4.00% Semi 12/08/2033 AUD 67,300,000 (1,317,238) (106,903) (1,424,141)
Pay 6M NIBOR Semi 4.00% Annual 9/17/2025 NOK 285,000,000 120,644 (491,547) (370,903)
Pay 6M NIBOR Semi 3.00% Annual 9/17/2025 NOK 76,000,000 (39,330) (190,567) (229,897)
Pay 6M NIBOR Semi 3.50% Annual 9/17/2025 NOK 1,707,900,000 (604,121) (3,090,392) (3,694,513)
Receive 1D CORRA Semi 3.50% Semi 12/19/2033 CAD 6,500,000 (33,345) (24,649) (57,994)
Receive 1D TONAR Annual 1.00% Annual 9/20/2033 JPY 2,800,000 (708) (63) (771)
(21,981,368) (21,919,324) (43,900,692)
$ (23,195,298) $ 11,792,391 $ (11,402,907)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2023 were as follows:
1 Day Canadian Overnight Repo Rate Average (”CORRA”): 4.75%
1 Day Secured Overnight Financing Rate (''SOFR''): 5.09%
1 Day Sterling Overnight Index Average (''SONIA''): 4.93%
1 Day Swiss Average Rate Overnight (“SARON”): 1.71%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.08%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 4.35%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 3.81%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 4.70%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 3.90%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 4.81%
Total return swap contracts outstanding as of June 30, 2023 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Canada 10 Year
Bond September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination BANA 09/20/2023 CAD (367,590) $ 648
KOSPI 200
Index September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 09/14/2023 KRW (2,043,000,000) 19,620
WIG20 Index
September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 09/15/2023 PLN 9,611,500 9,229
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.21%)
Increases in
total return of
reference entity
Monthly CITI 09/20/2023 EUR 6,308,547 196,721
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (-0.10%) Monthly CITI 09/20/2023 SGD (9,669,680) 82,325
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.48%)
Increases in
total return of
reference entity
Monthly CITI 09/20/2023 EUR 12,274,080 444,869

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.22%) Monthly CITI 09/20/2023 SEK (37,817,512) $ 37,492
790,904
Amsterdam
Exchange Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 07/21/2023 EUR (84,497,890) (453,527)
Canada 10 Year
Bond September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination BANA 09/20/2023 CAD 367,590 (1,907)
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 08/16/2023 BRL 82,106,840 (10,388)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 09/15/2023 CHF 566,350 (2,272)
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/19/2023 TWD 738,628,000 (419,528)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BA plus or minus
a specified spread
(-1.00%) Monthly CITI 09/20/2023 CAD (23,215,674) (197,080)
MSCI Emerging
Markets Taiwan
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly JPMC 09/20/2023 USD 4,224,451 (132,398)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly BANA 09/20/2023 ILS 8,866,933 (92,633)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.19%) Monthly CITI 09/20/2023 EUR (26,579,698) (35,649)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (-0.11%)
Increases in
total return of
reference entity
Monthly CITI 09/20/2023 CHF 8,007,538 $ (44,975)
(1,390,357)
$ (599,453)
Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 901 7/2023 USD $ 67,944,410 $ 451,994
Hang Seng Index 101 7/2023 HKD 12,120,387 (104,075)
IBEX 35 Index 733 7/2023 EUR 76,385,637 2,003,021
LME Copper Base Metal 3 7/2023 USD 624,375 (51,345)
LME Copper Base Metal 3 7/2023 USD 624,285 (37,448)
LME Copper Base Metal 11 7/2023 USD 2,288,693 (46,886)
LME Copper Base Metal 13 7/2023 USD 2,705,154 (210,780)
LME Copper Base Metal 15 7/2023 USD 3,120,769 (138,752)
LME Copper Base Metal 39 7/2023 USD 8,115,656 (579,561)
Natural Gas 747 7/2023 USD 20,901,060 394,067
NY Harbor ULSD 119 7/2023 USD 12,233,105 411,470
RBOB Gasoline 91 7/2023 USD 9,726,608 235,492
SGX FTSE Taiwan Index 505 7/2023 USD 29,178,900 (68,314)
LME Copper Base Metal 24 8/2023 USD 4,990,122 147,199
Low Sulphur Gasoil 319 8/2023 USD 22,409,750 544,884
Australia 10 Year Bond 3,840 9/2023 AUD 297,858,247 (948,717)
Copper 95 9/2023 USD 8,928,813 (237,869)
FTSE 100 Index 1,052 9/2023 GBP 100,757,457 (801,573)
FTSE/MIB Index 867 9/2023 EUR 134,166,974 3,112,375
Japan 10 Year Bond 132 9/2023 JPY 136,011,366 627,798
LME Copper Base Metal 1 9/2023 USD 207,975 (6,740)
LME Copper Base Metal 3 9/2023 USD 623,625 (10,222)
LME Copper Base Metal 4 9/2023 USD 831,750 5,237
LME Copper Base Metal 8 9/2023 USD 1,663,000 (19,491)
LME Copper Base Metal 12 9/2023 USD 2,495,286 5,870
LME Copper Base Metal 28 9/2023 USD 5,821,900 14,421
LME Copper Base Metal 45 9/2023 USD 9,352,688 (342,718)
LME Copper Base Metal 115 9/2023 USD 23,911,375 (202,658)
Long Gilt 663 9/2023 GBP 80,294,074 (341,045)
MEX BOLSA Index 13 9/2023 MXN 415,701 (9,055)
Silver 173 9/2023 USD 19,912,300 142,523
SPI 200 Index 611 9/2023 AUD 72,866,335 609,465
TOPIX Index 1,167 9/2023 JPY 185,044,250 5,432,977

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Soybean 478 11/2023 USD $ 32,103,675 $ 595,396
10,576,940
Short Contracts
CAC 40 10 Euro Index (780) 7/2023 EUR (63,073,433) (1,026,052)
FTSE Bursa Malaysia KLCI Index (42) 7/2023 MYR (618,864) 5,869
HSCEI (159) 7/2023 HKD (6,445,425) 20,303
LME Copper Base Metal (3) 7/2023 USD (624,285) 38,935
LME Copper Base Metal (3) 7/2023 USD (624,375) 49,379
LME Copper Base Metal (11) 7/2023 USD (2,288,693) 54,553
LME Copper Base Metal (13) 7/2023 USD (2,705,154) 224,443
LME Copper Base Metal (15) 7/2023 USD (3,120,769) 151,502
LME Copper Base Metal (39) 7/2023 USD (8,115,656) 572,608
MSCI Singapore Index (859) 7/2023 SGD (18,349,978) (25,470)
OMXS30 Index (2,859) 7/2023 SEK (61,399,572) 151,355
SGX NIFTY 50 Index (398) 7/2023 USD (15,346,084) (283,016)
WTI Crude Oil (2,301) 7/2023 USD (162,542,640) 1,541,078
100 oz Gold (318) 8/2023 USD (61,354,920) 24,510
LME Copper Base Metal (24) 8/2023 USD (4,990,122) (150,760)
Canada 10 Year Bond (741) 9/2023 CAD (68,548,443) (262,039)
Corn (474) 9/2023 USD (11,577,450) 984,018
DAX Index (209) 9/2023 EUR (92,775,133) (239,430)
Euro STOXX 50 Index (141) 9/2023 EUR (6,811,347) (93,726)
Euro-Bund (1,900) 9/2023 EUR (277,342,667) 1,951,646
FTSE/JSE Top 40 Index (45) 9/2023 ZAR (1,698,195) 34,117
KOSPI 200 Index (232) 9/2023 KRW (14,988,047) 186,595
LME Copper Base Metal (1) 9/2023 USD (207,975) 7,672
LME Copper Base Metal (3) 9/2023 USD (623,625) 10,417
LME Copper Base Metal (4) 9/2023 USD (831,750) (8,211)
LME Copper Base Metal (8) 9/2023 USD (1,663,000) 20,879
LME Copper Base Metal (10) 9/2023 USD (2,079,250) (62,464)
LME Copper Base Metal (12) 9/2023 USD (2,495,286) (19,643)
LME Copper Base Metal (28) 9/2023 USD (5,821,900) (27,099)
LME Copper Base Metal (45) 9/2023 USD (9,352,688) 306,387
S&P 500 E-Mini Index (959) 9/2023 USD (215,211,589) (6,961,810)
S&P/TSX 60 Index (166) 9/2023 CAD (30,539,740) (288,634)
SET50 Index (2,309) 9/2023 THB (11,912,630) (196,873)
U.S. Treasury 10 Year Note (28) 9/2023 USD (3,144,750) 27,504
(3,281,457)
$ 7,295,483
Forward foreign currency exchange contracts outstanding as of June 30, 2023:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 83,946,495 USD 55,226,972 CITI 9/20/2023 $ 817,571
AUD 83,946,494 USD 55,226,695 JPMC 9/20/2023 817,850
BRL 86,068,895 USD 17,085,712 CITI
**
9/20/2023 637,459
BRL 86,068,895 USD 17,085,626 JPMC
**
9/20/2023 637,548
CAD 21,520,500 USD 16,120,857 CITI 9/20/2023 144,066
CAD 21,520,500 USD 16,120,776 JPMC 9/20/2023 144,147
CHF 1,951,000 USD 2,189,128 CITI 9/20/2023 8,733
CHF 1,951,000 USD 2,189,117 JPMC 9/20/2023 8,744

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CLP 81,643,000 USD 100,702 CITI
**
9/20/2023 $ 167
CLP 81,643,000 USD 100,701 JPMC
**
9/20/2023 168
EUR 133,106,147 USD 143,440,273 CITI 9/20/2023 2,375,371
EUR 133,106,140 USD 143,439,548 JPMC 9/20/2023 2,376,091
GBP 39,300,126 USD 48,852,109 CITI 9/20/2023 1,069,436
GBP 39,300,123 USD 48,851,861 JPMC 9/20/2023 1,069,676
INR 702,244,847 USD 8,464,870 CITI
**
9/20/2023 69,016
INR 702,244,843 USD 8,464,828 JPMC
**
9/20/2023 69,058
KRW 658,632,500 USD 501,312 CITI
**
9/20/2023 661
KRW 658,632,500 USD 501,310 JPMC
**
9/20/2023 663
MXN 170,617,672 USD 9,472,664 CITI 9/20/2023 347,550
MXN 170,617,669 USD 9,472,616 JPMC 9/20/2023 347,597
NOK 114,021,189 USD 10,510,055 CITI 9/20/2023 141,850
NOK 114,021,183 USD 10,510,002 JPMC 9/20/2023 141,901
PLN 40,084,003 USD 9,495,624 CITI 9/20/2023 324,901
PLN 40,084,001 USD 9,495,576 JPMC 9/20/2023 324,949
SEK 633,459,072 USD 58,507,045 CITI 9/20/2023 447,536
SEK 633,459,067 USD 58,506,752 JPMC 9/20/2023 447,832
TWD 7,000 USD 225 CITI
**
9/20/2023 –
TWD 7,000 USD 225 JPMC
**
9/20/2023 –
USD 1,049,527 CLP 843,057,501 CITI
**
9/20/2023 7,934
USD 1,049,532 CLP 843,057,499 JPMC
**
9/20/2023 7,940
USD 1,273,177 CNY 8,956,713 CITI
**
9/20/2023 32,983
USD 1,273,183 CNY 8,956,714 JPMC
**
9/20/2023 32,990
USD 29,475,822 EUR 26,699,000 CITI 9/20/2023 227,497
USD 29,475,969 EUR 26,699,000 JPMC 9/20/2023 227,644
USD 177,775 IDR 2,656,342,002 CITI
**
9/20/2023 1,389
USD 177,788 IDR 2,656,341,997 JPMC
**
9/20/2023 1,402
USD 9,715,077 ILS 35,710,242 CITI 9/20/2023 52,402
USD 9,715,125 ILS 35,710,242 JPMC 9/20/2023 52,450
USD 126,494,750 JPY 17,369,407,534 CITI 9/20/2023 4,637,483
USD 126,495,382 JPY 17,369,407,524 JPMC 9/20/2023 4,638,116
USD 7,036,026 KRW 9,103,572,136 CITI
**
9/20/2023 97,793
USD 7,036,061 KRW 9,103,572,133 JPMC
**
9/20/2023 97,829
USD 604,989 MXN 10,500,000 CITI 9/20/2023 642
USD 604,992 MXN 10,500,000 JPMC 9/20/2023 645
USD 470,798 NOK 5,000,000 CITI 9/20/2023 3,696
USD 470,800 NOK 5,000,000 JPMC 9/20/2023 3,698
USD 983,786 SEK 10,505,682 CITI 9/20/2023 6,047
USD 983,791 SEK 10,505,681 JPMC 9/20/2023 6,052
USD 12,960,353 SGD 17,425,749 CITI 9/20/2023 36,974
USD 12,960,480 SGD 17,425,750 JPMC 9/20/2023 37,100
USD 2,711,785 TWD 82,785,501 CITI
**
9/20/2023 47,487
USD 2,711,799 TWD 82,785,499 JPMC
**
9/20/2023 47,500
USD 2,258,150 ZAR 42,500,000 CITI 9/20/2023 17,938
USD 2,258,161 ZAR 42,500,000 JPMC 9/20/2023 17,949
ZAR 34,652,502 USD 1,744,998 CITI 9/20/2023 81,566
ZAR 34,652,498 USD 1,744,989 JPMC 9/20/2023 81,573
Total unrealized appreciation 23,275,260
AUD 49,191,000 USD 33,439,871 CITI 9/20/2023 (598,867)
AUD 49,191,000 USD 33,439,704 JPMC 9/20/2023 (598,699)
BRL 15,761,000 USD 3,256,165 CITI
**
9/20/2023 (10,684)
BRL 15,761,000 USD 3,256,148 JPMC
**
9/20/2023 (10,668)
CAD 28,291,001 USD 21,509,827 CITI 9/20/2023 (127,844)
CAD 28,290,999 USD 21,509,718 JPMC 9/20/2023 (127,737)
CNY 32,647,419 USD 4,593,215 CITI
**
9/20/2023 (72,682)
CNY 32,647,415 USD 4,593,192 JPMC
**
9/20/2023 (72,660)
IDR 424,512,000 USD 28,543 CITI
**
9/20/2023 (354)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
IDR 424,512,000 USD 28,542 JPMC
**
9/20/2023 $ (354)
JPY 758,585,212 USD 5,513,341 CITI 9/20/2023 (191,391)
JPY 758,585,202 USD 5,513,314 JPMC 9/20/2023 (191,365)
KRW 3,250,000,000 USD 2,547,341 CITI
**
9/20/2023 (70,373)
KRW 3,250,000,000 USD 2,547,329 JPMC
**
9/20/2023 (70,360)
NOK 146,030,116 USD 13,823,684 CITI 9/20/2023 (181,493)
NOK 146,030,114 USD 13,823,615 JPMC 9/20/2023 (181,425)
SEK 211,153,023 USD 19,725,184 CITI 9/20/2023 (73,656)
SEK 211,153,023 USD 19,725,085 JPMC 9/20/2023 (73,558)
SGD 4,577,500 USD 3,400,766 CITI 9/20/2023 (5,975)
SGD 4,577,500 USD 3,400,749 JPMC 9/20/2023 (5,959)
TWD 113,445,162 USD 3,730,595 CITI
**
9/20/2023 (79,572)
TWD 113,445,154 USD 3,730,576 JPMC
**
9/20/2023 (79,555)
USD 6,253,068 BRL 31,515,501 CITI
**
9/20/2023 (236,555)
USD 6,253,099 BRL 31,515,499 JPMC
**
9/20/2023 (236,523)
USD 34,608,958 CAD 46,809,826 CITI 9/20/2023 (769,321)
USD 34,601,605 CAD 46,809,824 JPMC 9/20/2023 (776,673)
USD 153,858,327 CHF 138,040,673 CITI 9/20/2023 (1,648,748)
USD 153,859,080 CHF 138,040,658 JPMC 9/20/2023 (1,647,979)
USD 319,418 CLP 261,142,500 CITI
**
9/20/2023 (3,222)
USD 319,419 CLP 261,142,500 JPMC
**
9/20/2023 (3,221)
USD 782,038 DKK 5,386,212 CITI 9/20/2023 (11,149)
USD 782,042 DKK 5,386,211 JPMC 9/20/2023 (11,145)
USD 14,331,038 EUR 13,144,833 CITI 9/20/2023 (68,916)
USD 14,331,102 EUR 13,144,826 JPMC 9/20/2023 (68,844)
USD 5,783,903 HUF 2,049,075,500 CITI 9/20/2023 (103,679)
USD 5,783,932 HUF 2,049,075,500 JPMC 9/20/2023 (103,650)
USD 4,486,390 ILS 16,644,804 CITI 9/20/2023 (17,454)
USD 4,486,412 ILS 16,644,803 JPMC 9/20/2023 (17,431)
USD 4,292,968 JPY 615,000,000 CITI 9/20/2023 (21,642)
USD 4,292,989 JPY 615,000,000 JPMC 9/20/2023 (21,621)
USD 12,866,040 KRW 16,919,430,348 CITI
**
9/20/2023 (29,002)
USD 12,866,104 KRW 16,919,430,343 JPMC
**
9/20/2023 (28,938)
USD 3,372,384 MXN 58,981,000 CITI 9/20/2023 (22,376)
USD 3,372,401 MXN 58,981,000 JPMC 9/20/2023 (22,359)
USD 17,301,503 NOK 190,000,002 CITI 9/20/2023 (448,371)
USD 17,301,589 NOK 189,999,998 JPMC 9/20/2023 (448,284)
USD 37,445,419 NZD 61,661,072 CITI 9/20/2023 (383,450)
USD 37,445,605 NZD 61,661,071 JPMC 9/20/2023 (383,262)
USD 290,535 PLN 1,203,500 CITI 9/20/2023 (4,321)
USD 290,536 PLN 1,203,500 JPMC 9/20/2023 (4,320)
USD 1,576 SEK 17,046 CITI 9/20/2023 (11)
USD 1,576 SEK 17,044 JPMC 9/20/2023 (11)
USD 2,207,055 SGD 2,976,000 CITI 9/20/2023 (23)
USD 2,207,066 SGD 2,976,000 JPMC 9/20/2023 (12)
USD 5,039 ZAR 98,000 CITI 9/20/2023 (127)
USD 5,039 ZAR 98,000 JPMC 9/20/2023 (127)
ZAR 102,000,000 USD 5,435,002 CITI 9/20/2023 (58,492)
ZAR 102,000,000 USD 5,434,975 JPMC 9/20/2023 (58,464)
Total unrealized depreciation (10,484,954)
Net unrealized appreciation $ 12,790,306
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
Total return basket swap contracts outstanding as of June 30, 2023
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-0.20%), which is denominated
in MXN based on the local
currencies of the positions
within the swap.
55 months
maturity
12/09/2027 $2,782 $65 $12 $77
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-0.75% to 0.50%), which is
denominated in MXN based
on the local currencies of the
positions within the swap.
34-61 months
maturity ranging
from 04/17/2026
- 07/03/2028 $3,776,625 $(55,987) $(192) $(56,179)
JPMC The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the WIBOR plus
or minus a specified spread
(-1.30% to 0.70%), which is
denominated in PLN based
on the local currencies of the
positions within the swap.
34-60 months
maturity ranging
from 04/17/2026
- 05/16/2028 $8,824,303 $(122,915) $(7,306) $(130,221)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-6.50% to 0.75%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
34-61 months
maturity ranging
from 04/17/2026
- 07/03/2028 $3,056,931 $(789) $13,843 $13,054
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-73.99% to 0.25%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
02/26/2024
- 08/26/2024 $680,183,669 $2,217,994 $7,249,289 $9,467,283

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Acuity Brands, Inc. 32,712 5,334,673 87,341 0.9
Adobe, Inc. 7,724 3,776,959 73,224 0.8
AGCO Corp. 23,611 3,102,958 (7,792) (0.1)
Allison Transmission Holdings, Inc. 67,966 3,837,360 141,369 1.5
Alphabet, Inc. 28,773 3,444,128 39,131 0.4
Amkor Technology, Inc. 144,247 4,291,348 488,997 5.2
Best Buy Co., Inc. 35,400 2,901,030 19,470 0.2
Builders FirstSource, Inc. 56,963 7,746,968 446,020 4.7
Cigna Group (The) 10,896 3,057,418 45,654 0.5
Cirrus Logic, Inc. 44,811 3,630,139 277,380 2.9
CVS Health Corp. 48,030 3,320,314 (34,582) (0.4)
EMCOR Group, Inc. 16,838 3,111,326 121,570 1.3
EnerSys 30,003 3,255,926 179,718 1.9
General Dynamics Corp. 19,970 4,296,546 61,108 0.6
Genuine Parts Co. 26,827 4,539,933 176,522 1.9
Huntington Ingalls Industries, Inc. 22,631 5,150,816 204,132 2.2
LKQ Corp. 97,184 5,662,912 290,580 3.1
Lockheed Martin Corp. 8,284 3,813,788 62,793 0.7
Macy's, Inc. 247,225 3,967,961 224,975 2.4
Meta Platforms, Inc. 12,746 3,657,847 108,468 1.1
Microchip Technology, Inc. 37,623 3,370,645 253,955 2.7
Microsoft Corp. 8,885 3,025,698 106,087 1.1
Ovintiv, Inc. 116,493 4,434,889 258,614 2.7
Owens Corning 39,976 5,216,868 217,469 2.3
PACCAR, Inc. 43,496 3,638,440 193,122 2.0
PBF Energy, Inc. 79,013 3,234,792 83,754 0.9
Playtika Holding Corp. 302,777 3,512,213 (57,528) (0.6)
Southwestern Energy Co. 697,966 4,194,776 300,125 3.2
Teradata Corp. 56,636 3,024,929 154,050 1.6
Terex Corp. 66,617 3,985,695 195,188 2.1
Textron, Inc. 93,446 6,319,753 222,401 2.3
TripAdvisor, Inc. 266,929 4,401,659 80,079 0.8
United Rentals, Inc. 6,559 2,921,182 213,758 2.3
Valero Energy Corp. 26,173 3,070,093 112,806 1.2
Short Positions
Common Stocks
United States
agilon health, Inc. (176,476) (3,060,094) (123,533) (1.3)
Amazon.com, Inc. (26,251) (3,422,080) (79,541) (0.8)
AZEK Co., Inc. (The) (99,992) (3,028,758) (203,984) (2.2)
Baker Hughes Co. (104,101) (3,290,633) (112,429) (1.2)
Chart Industries, Inc. (20,142) (3,218,490) (139,181) (1.5)
Equitrans Midstream Corp. (363,157) (3,471,781) (101,684) (1.1)
Guardant Health, Inc. (87,548) (3,134,218) (11,381) (0.1)
HealthEquity, Inc. (48,317) (3,050,735) (167,177) (1.8)
Hess Corp. (56,643) (7,700,616) (54,377) (0.6)
Plug Power, Inc. (402,716) (4,184,219) (507,422) (5.4)
R1 RCM, Inc. (251,363) (4,637,647) (218,686) (2.3)
Schlumberger NV (77,509) (3,807,242) (136,416) (1.4)
Snap, Inc. (398,480) (4,718,003) (251,042) (2.7)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Take-Two Interactive Software, Inc. (19,959) (2,937,166) (72,850) (0.8)
Trex Co., Inc. (72,488) (4,752,313) (289,227) (3.1)
Williams Cos., Inc. (The) (99,286) (3,239,702) (154,886) (1.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
19-61 months
maturity
ranging from
01/13/2025
- 06/26/2028 $86,208,654 $879,291 $(80,306) $798,985
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Aristocrat Leisure Ltd. 72,534 1,876,659 37,173 4.7
Atlas Arteria Ltd. 160,213 665,362 6,863 0.9
Aurizon Holdings Ltd. 1,231,139 3,220,912 293,072 36.7
BHP Group Ltd. 117,003 3,517,340 31,794 4.0
BlueScope Steel Ltd. 197,592 2,719,424 107,966 13.5
Brambles Ltd. 268,316 2,580,012 159,890 20.0
Computershare Ltd. 36,347 567,232 15,670 2.0
Goodman Group 116,468 1,565,661 44,216 5.5
Harvey Norman Holdings Ltd. 579,424 1,347,708 108,344 13.6
Incitec Pivot Ltd. 1,160,915 2,124,308 (21,381) (2.7)
JB Hi-Fi Ltd. 144,062 4,216,222 147,225 18.4
Pilbara Minerals Ltd. 686,937 2,257,731 84,116 10.5
Qantas Airways Ltd. 572,361 2,371,931 5,784 0.7
Qube Holdings Ltd. 910,243 1,734,888 13,027 1.6
Sonic Healthcare Ltd. 31,769 755,519 16,087 2.0
South32 Ltd. 550,212 1,385,212 (37,566) (4.7)
Tabcorp Holdings Ltd. 734,251 544,634 (12,965) (1.6)
Telstra Group Ltd. 324,155 929,903 (780) (0.1)
Whitehaven Coal Ltd. 716,040 3,209,897 157,161 19.7
Short Positions
Common Stocks
Australia
Alumina Ltd. (1,000,403) (927,871) 8,359 1.0
APA Group (435,363) (2,816,780) 126,274 15.8
Charter Hall Group (72,476) (519,570) 11,026 1.4
Cochlear Ltd. (4,243) (650,062) 26,452 3.3
Commonwealth Bank of Australia (15,798) (1,057,626) (37,812) (4.7)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Endeavour Group Ltd. (192,135) (808,635) (34,269) (4.3)
Evolution Mining Ltd. (647,457) (1,409,633) 74,051 9.3
GPT Group (The) (332,921) (921,222) (31,903) (4.0)
IDP Education Ltd. (201,188) (2,979,356) 201,938 25.3
IGO Ltd. (112,106) (1,144,241) (54,944) (6.9)
Insurance Australia Group Ltd. (412,345) (1,568,101) (162,789) (20.4)
Lendlease Corp. Ltd. (101,207) (525,107) (49,802) (6.2)
Lynas Rare Earths Ltd. (333,433) (1,532,172) 169,239 21.2
Medibank Pvt Ltd. (886,360) (2,082,038) 14,055 1.8
Mineral Resources Ltd. (22,248) (1,065,518) (24,017) (3.0)
NEXTDC Ltd. (195,067) (1,644,955) (65,455) (8.2)
Origin Energy Ltd. (173,852) (977,144) (4,328) (0.5)
Pro Medicus Ltd. (10,873) (478,529) (18,882) (2.4)
QBE Insurance Group Ltd. (86,976) (908,102) (39,596) (5.0)
Ramsay Health Care Ltd. (53,255) (2,000,800) 46,060 5.8
REA Group Ltd. (16,992) (1,632,307) (150,404) (18.8)
Reece Ltd. (123,513) (1,538,656) (3,266) (0.4)
Santos Ltd. (124,116) (621,013) (7,079) (0.9)
Scentre Group (678,260) (1,199,512) (20,254) (2.5)
SEEK Ltd. (59,748) (872,834) (13,129) (1.6)
Transurban Group (183,206) (1,744,371) 3,113 0.4
Woodside Energy Group Ltd. (78,255) (1,810,162) 6,513 0.8
Woolworths Group Ltd. (50,763) (1,345,028) (62,736) (7.9)
New Zealand
Xero Ltd. (19,927) (1,596,550) (148,458) (18.6)
United States
CSL Ltd. (9,468) (1,753,273) 148,282 18.6
James Hardie Industries plc (157,878) (4,211,547) (228,743) (28.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.30% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
19-61 months
maturity
ranging from
01/13/2025
- 07/03/2028 $162,859,040 $(1,215,829) $1,230,313 $14,484
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
3SBio, Inc. 1,312,500 1,320,739 41,068 283.5
Baidu, Inc. 80,200 1,367,874 9,714 67.1
BOC Hong Kong Holdings Ltd. 557,000 1,706,273 (31,686) (218.8)
China CITIC Bank Corp. Ltd. 3,782,000 1,778,136 (288,454) (1,991.5)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
China (continued)
China Construction Bank Corp. 3,396,000 2,198,651 (14,859) (102.6)
China Hongqiao Group Ltd. 1,929,000 1,575,581 86,770 599.1
China Medical System Holdings Ltd. 758,000 1,236,798 70,197 484.7
China Minsheng Banking Corp. Ltd. 3,385,500 1,253,396 (124,826) (861.8)
China National Building Material Co. Ltd. 2,168,000 1,339,698 18,533 128.0
China Taiping Insurance Holdings Co. Ltd. 1,196,400 1,246,374 (42,245) (291.7)
CITIC Ltd. 1,535,000 1,837,918 (90,578) (625.4)
CSPC Pharmaceutical Group Ltd. 2,196,000 1,911,132 22,117 152.7
East Buy Holding Ltd. 393,500 1,285,853 (298,055) (2,057.8)
GCL Technology Holdings Ltd. 7,494,000 1,739,772 267,799 1,848.9
Kunlun Energy Co. Ltd. 2,234,000 1,759,853 819 5.7
New China Life Insurance Co. Ltd. 578,600 1,528,981 (50,846) (351.0)
PICC Property & Casualty Co. Ltd. 1,324,000 1,474,217 (157,973) (1,090.7)
Sinopharm Group Co. Ltd. 729,600 2,284,009 (187,290) (1,293.1)
SITC International Holdings Co. Ltd. 1,080,000 1,977,664 12,274 84.7
Xinyi Glass Holdings Ltd. 1,222,000 1,910,377 (10,889) (75.2)
Hong Kong
ASMPT Ltd. 144,100 1,423,645 106,038 732.1
CK Asset Holdings Ltd. 589,872 3,277,778 (120,987) (835.3)
New World Development Co. Ltd. 1,131,000 2,795,322 (91,355) (630.7)
Sun Hung Kai Properties Ltd. 156,500 1,977,316 (73,800) (509.5)
Swire Pacific Ltd. 181,000 1,390,565 143,245 989.0
WH Group Ltd. 5,671,500 3,020,493 53,016 366.0
United Kingdom
CK Hutchison Holdings Ltd. 971,000 5,926,347 (182,676) (1,261.2)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (607,700) (1,572,522) 59,955 413.9
China Mengniu Dairy Co. Ltd. (426,000) (1,609,978) 19,561 135.0
China Merchants Bank Co. Ltd. (425,500) (1,940,744) 97,969 676.4
China Southern Airlines Co. Ltd. (2,536,000) (1,435,706) 16,948 117.0
CITIC Securities Co. Ltd. (649,000) (1,180,085) 68,884 475.6
ESR Group Ltd. (765,600) (1,318,556) 74,688 515.7
Flat Glass Group Co. Ltd. (602,000) (2,064,107) (358,594) (2,475.8)
Ganfeng Lithium Group Co. Ltd. (210,400) (1,380,006) 64,517 445.4
Genscript Biotech Corp. (564,000) (1,275,831) 53,751 371.1
Meituan (118,580) (1,859,443) 63,619 439.2
Nongfu Spring Co. Ltd. (331,400) (1,834,145) (27,881) (192.5)
Postal Savings Bank of China Co. Ltd. (3,095,000) (1,908,555) 184,683 1,275.1
XPeng, Inc. (361,100) (2,398,750) (806,610) (5,569.0)
ZhongAn Online P&C Insurance Co. Ltd. (603,200) (1,647,095) 37,902 261.7
Zijin Mining Group Co. Ltd. (892,000) (1,320,946) 570 3.9
ZTE Corp. (340,400) (1,368,106) (240,904) (1,663.2)
Hong Kong
AIA Group Ltd. (620,400) (6,301,092) 92,131 636.1
Hong Kong & China Gas Co. Ltd. (4,089,716) (3,541,655) 96,083 663.4
Power Assets Holdings Ltd. (265,500) (1,393,737) 36,087 249.2
Techtronic Industries Co. Ltd. (115,500) (1,263,063) (165,695) (1,144.0)
Wharf Real Estate Investment Co. Ltd. (852,000) (4,274,790) 313,571 2,164.9
Macau
Galaxy Entertainment Group Ltd. (221,000) (1,407,929) 19,151 132.2
Sands China Ltd. (616,400) (2,110,994) 36,495 252.0

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.33% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
20-61 months
maturity
ranging from
01/14/2025
- 06/26/2028 $508,133,995 $(95,407) $1,710,719 $1,615,312
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
AGC, Inc. 112,000 4,029,305 (16,185) (1.0)
Amada Co. Ltd. 322,100 3,177,796 120,753 7.5
Fuji Electric Co. Ltd. 85,800 3,777,351 153,171 9.5
Iida Group Holdings Co. Ltd. 178,600 3,018,133 9,688 0.6
Japan Post Insurance Co. Ltd. 272,300 4,092,377 71,838 4.4
Kajima Corp. 205,400 3,101,257 140,434 8.7
Mitsubishi Corp. 82,400 3,983,785 394,721 24.4
Mitsubishi Electric Corp. 275,700 3,897,529 110,582 6.8
Mitsui & Co. Ltd. 83,000 3,141,370 246,335 15.3
Obayashi Corp. 582,100 5,034,198 283,661 17.6
Otsuka Holdings Co. Ltd. 85,000 3,117,941 (63,042) (3.9)
Panasonic Holdings Corp. 245,600 3,011,530 247,371 15.3
Seiko Epson Corp. 221,500 3,458,099 74,082 4.6
Sojitz Corp. 221,600 4,904,074 174,698 10.8
SUMCO Corp. 239,700 3,400,670 65,290 4.0
Sumitomo Heavy Industries Ltd. 130,700 3,130,444 107,653 6.7
Suntory Beverage & Food Ltd. 118,300 4,288,578 (77,933) (4.8)
Tokyo Gas Co. Ltd. 312,800 6,824,551 (34,309) (2.1)
TOPPAN, Inc. 229,800 4,966,364 93,856 5.8
Toyota Tsusho Corp. 64,200 3,208,466 148,604 9.2
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (212,700) (4,355,353) (206,601) (12.8)
ANA Holdings, Inc. (324,900) (7,739,213) (714,104) (44.2)
Asics Corp. (126,900) (3,927,051) (493,685) (30.6)
Daiichi Sankyo Co. Ltd. (98,800) (3,139,299) 214,277 13.3
Daikin Industries Ltd. (26,800) (5,491,462) (126,633) (7.8)
Denso Corp. (63,900) (4,310,191) (253,169) (15.7)
East Japan Railway Co. (55,900) (3,099,848) (44,175) (2.7)
Eisai Co. Ltd. (49,700) (3,368,372) 279,177 17.3
Japan Airlines Co. Ltd. (298,300) (6,468,174) (785,506) (48.6)
Japan Airport Terminal Co. Ltd. (98,200) (4,441,716) (12,547) (0.8)
JSR Corp. (147,400) (4,235,713) (897,240) (55.5)
KDDI Corp. (114,000) (3,520,676) 8,081 0.5

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Keisei Electric Railway Co. Ltd. (78,400) (3,249,627) (191,727) (11.9)
Keyence Corp. (7,800) (3,706,222) (5,152) (0.3)
Kobe Bussan Co. Ltd. (161,700) (4,196,945) 195,836 12.1
Lasertec Corp. (27,000) (4,080,146) (146,018) (9.0)
M3, Inc. (212,200) (4,626,940) 49,676 3.1
Marui Group Co. Ltd. (207,600) (3,628,276) (126,433) (7.8)
Mercari, Inc. (157,300) (3,702,252) (458,577) (28.4)
MonotaRO Co. Ltd. (250,600) (3,200,267) 341,818 21.2
NIDEC Corp. (86,100) (4,744,578) (410,925) (25.4)
Nippon Telegraph & Telephone Corp. (2,610,000) (3,088,429) (97,291) (6.0)
Rakuten Group, Inc. (998,900) (3,480,695) 198,699 12.3
SoftBank Corp. (407,800) (4,357,466) (75,120) (4.7)
SoftBank Group Corp. (127,400) (6,008,135) (798,062) (49.4)
Sony Group Corp. (55,900) (5,046,105) 237,993 14.7
T&D Holdings, Inc. (218,200) (3,200,088) (181,913) (11.3)
Toyota Motor Corp. (370,200) (5,949,887) (685,817) (42.5)
Unicharm Corp. (116,100) (4,317,166) 43,042 2.7
Yaskawa Electric Corp. (78,200) (3,605,262) (145,483) (9.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-3.63% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
19-61 months
maturity
ranging from
01/13/2025
- 07/03/2028 $1,096,248,313 $2,481,991 $315,190 $2,797,181
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
American International Group, Inc. 70,343 4,047,536 46,541 1.7
Archer-Daniels-Midland Co. 64,498 4,873,469 194,784 7.0
Arrow Electronics, Inc. 32,952 4,719,715 294,366 10.5
Booking Holdings, Inc. 1,420 3,834,469 130,227 4.7
Brighthouse Financial, Inc. 74,975 3,550,066 218,384 7.8
Cisco Systems, Inc. 97,773 5,058,775 193,828 6.9
Coca-Cola Consolidated, Inc. 5,929 3,770,963 (178,819) (6.4)
Consolidated Edison, Inc. 40,175 3,631,820 (120,812) (4.3)
Equitable Holdings, Inc. 129,256 3,510,593 86,971 3.1
Expedia Group, Inc. 31,710 3,468,757 (32,020) (1.1)
General Motors Co. 89,972 3,469,320 181,020 6.5
Gilead Sciences, Inc. 66,579 5,131,244 (69,639) (2.5)
H&R Block, Inc. 152,171 4,849,690 18,261 0.7
Hewlett Packard Enterprise Co. 311,105 5,226,564 304,448 10.9

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Jabil, Inc. 50,026 5,399,306 666,848 23.8
KB Home 103,459 5,349,865 267,286 9.6
Landstar System, Inc. 18,993 3,656,912 98,231 3.5
Lennar Corp. 33,493 4,197,008 370,431 13.2
ManpowerGroup, Inc. 56,391 4,477,445 165,226 5.9
PulteGroup, Inc. 77,149 5,992,934 311,235 11.1
Schneider National, Inc. 174,064 4,999,118 377,371 13.5
Synchrony Financial 130,400 4,423,168 77,207 2.8
Taylor Morrison Home Corp. 137,722 6,716,702 277,090 9.9
TD SYNNEX Corp. 41,659 3,915,946 32,606 1.2
Toll Brothers, Inc. 88,255 6,978,323 388,194 13.9
United Airlines Holdings, Inc. 104,842 5,752,681 407,790 14.6
United States Steel Corp. 177,135 4,430,146 385,968 13.8
United Therapeutics Corp. 20,416 4,506,832 (157,108) (5.6)
Unum Group 93,678 4,468,441 200,081 7.2
Viatris, Inc. 348,409 3,477,122 208,824 7.5
Vishay Intertechnology, Inc. 187,820 5,521,908 394,422 14.1
Werner Enterprises, Inc. 79,735 3,522,692 34,182 1.2
Short Positions
Common Stocks
Singapore
Grab Holdings Ltd. (1,176,175) (4,034,280) 11,762 0.4
United States
10X Genomics, Inc. (79,320) (4,429,229) (142,905) (5.1)
American Tower Corp. (21,247) (4,120,643) (141,673) (5.1)
Aptiv plc (42,009) (4,288,699) (172,237) (6.2)
Ball Corp. (94,984) (5,529,019) (523,891) (18.7)
Freshpet, Inc. (59,671) (3,926,949) 12,150 0.4
Illumina, Inc. (24,421) (4,578,693) 315,613 11.3
Lucid Group, Inc. (513,313) (3,536,727) (557,965) (19.9)
NextEra Energy, Inc. (56,825) (4,216,415) (6,872) (0.2)
Primerica, Inc. (18,270) (3,613,075) (94,821) (3.4)
Rivian Automotive, Inc. (209,941) (3,497,617) (553,255) (19.8)
Royal Gold, Inc. (32,926) (3,779,246) 136,023 4.9
Seagate Technology Holdings plc (59,941) (3,708,550) (58,742) (2.1)
SL Green Realty Corp. (124,962) (3,755,108) (393,630) (14.1)
Southwest Gas Holdings, Inc. (67,949) (4,324,954) (98,183) (3.5)
Sun Communities, Inc. (27,207) (3,549,425) (544) (0.0)
Tesla, Inc. (18,988) (4,970,489) (329,822) (11.8)
Western Digital Corp. (125,190) (4,748,457) 228,548 8.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Rand
Overnight Deposit Rate plus
or minus a specified spread
(-0.08% to 0.06%), which is
denominated in ZAR based
on the local currencies of the
positions within the swap.
35-61 months
maturity
ranging from
04/20/2026
- 07/04/2028 $17,215,303 $(560,002) $(7,062) $(567,064)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
South Africa
Absa Group Ltd. 115,868 1,034,159 21,833 (3.9)
African Rainbow Minerals Ltd. 89,512 944,373 (59,045) 10.4
Aspen Pharmacare Holdings Ltd. 48,492 473,088 11,130 (2.0)
Exxaro Resources Ltd. 138,428 1,208,186 (56,569) 10.0
Foschini Group Ltd. (The) 90,057 450,515 6,128 (1.1)
Impala Platinum Holdings Ltd. 151,074 1,006,457 (164,508) 29.0
Mr Price Group Ltd. 63,141 481,639 6,181 (1.1)
MTN Group Ltd. 30,802 226,313 2,694 (0.5)
MultiChoice Group 120,601 611,872 (1,566) 0.3
Nedbank Group Ltd. 59,913 727,630 17,508 (3.1)
Northam Platinum Holdings Ltd. 15,696 104,644 289 (0.1)
Old Mutual Ltd. 602,949 388,271 11,212 (2.0)
Pepkor Holdings Ltd. 157,477 138,023 1,538 (0.3)
Sasol Ltd. 47,574 589,406 (62,749) 11.1
Shoprite Holdings Ltd. 5,030 60,333 394 (0.1)
Sibanye Stillwater Ltd. 544,515 839,822 (85,723) 15.1
Standard Bank Group Ltd. 45,400 428,645 13,873 (2.4)
Woolworths Holdings Ltd. 142,487 540,158 27,178 (4.8)
Short Positions
Common Stocks
Luxembourg
Reinet Investments SCA (1,694) (37,527) (1,050) 0.2
South Africa
Anglo American Platinum Ltd. (1,855) (83,853) 24,295 (4.3)
Bidvest Group Ltd. (The) (49,597) (689,437) (5,297) 0.9
Capitec Bank Holdings Ltd. (26,250) (2,186,653) (90,302) 15.9
Clicks Group Ltd. (22,539) (312,902) (1,353) 0.2
Discovery Ltd. (137,386) (1,064,634) (657) 0.1
FirstRand Ltd. (39,996) (145,737) (1,796) 0.3
Kumba Iron Ore Ltd. (3,186) (74,912) 9,050 (1.6)
Naspers Ltd. (12,845) (2,320,594) (182,581) 32.2
Vodacom Group Ltd. (7,305) (45,520) (109) 0.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-8.07% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
20-62 months
maturity
ranging from
02/25/2025
- 06/26/2028 $143,873,113 $15,508 $(137,974) $(122,466)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
AltaGas Ltd. 72,609 1,304,468 (14,250) 11.6
ARC Resources Ltd. 238,711 3,184,015 48,652 (39.7)
Atco Ltd. 74,682 2,223,407 (27,623) 22.6
Bank of Montreal 18,429 1,664,348 11,296 (9.2)
Bank of Nova Scotia (The) 28,088 1,405,301 (2,253) 1.8
Bombardier, Inc. 31,304 1,543,283 (5,601) 4.6
Canadian Imperial Bank of Commerce 30,166 1,287,933 (38,520) 31.5
Capital Power Corp. 102,389 3,253,880 (173,901) 142.0
CGI, Inc. 12,892 1,359,511 23,259 (19.0)
Empire Co. Ltd. 95,349 2,708,423 227,062 (185.4)
Fairfax Financial Holdings Ltd. 4,167 3,121,247 39,951 (32.6)
Finning International, Inc. 49,311 1,516,832 11,911 (9.7)
George Weston Ltd. 15,409 1,821,746 46,550 (38.0)
iA Financial Corp., Inc. 27,275 1,858,138 (6,794) 5.5
Imperial Oil Ltd. 50,338 2,575,512 98,164 (80.2)
Loblaw Cos. Ltd. 20,164 1,846,001 83,714 (68.4)
Magna International, Inc. 29,770 1,680,693 (674) 0.6
Manulife Financial Corp. 134,744 2,546,888 (4,406) 3.6
National Bank of Canada 20,549 1,530,996 3,110 (2.5)
Northland Power, Inc. 175,044 3,650,852 2,419 (2.0)
Nutrien Ltd. 31,502 1,859,801 (22,938) 18.7
Open Text Corp. 46,267 1,924,372 14,669 (12.0)
Teck Resources Ltd. 31,796 1,337,844 10,414 (8.5)
TFI International, Inc. 16,418 1,870,518 140,162 (114.4)
Toronto-Dominion Bank (The) 23,179 1,436,669 24,606 (20.1)
West Fraser Timber Co. Ltd. 36,115 3,102,659 212,642 (173.6)
Whitecap Resources, Inc. 201,454 1,409,684 (12,166) 9.9
United States
BRP, Inc. 23,410 1,979,004 57,477 (46.9)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (30,160) (1,304,296) 35,001 (28.6)
Canada
Agnico Eagle Mines Ltd. (26,987) (1,347,568) 6,519 (5.3)
Alamos Gold, Inc. (120,176) (1,431,498) 29,907 (24.4)
Algonquin Power & Utilities Corp. (764,817) (6,321,756) 90,657 (74.0)
Aritzia, Inc. (55,872) (1,551,215) (23,197) 18.9
BCE, Inc. (40,344) (1,839,424) (10,843) 8.9
Cameco Corp. (97,201) (3,044,249) 58,697 (47.9)
Canadian Natural Resources Ltd. (37,155) (2,088,926) (54,411) 44.4
Canadian Pacific Kansas City Ltd. (19,182) (1,549,329) (59,899) 48.9
CCL Industries, Inc. (46,249) (2,273,436) (113,113) 92.4
Element Fleet Management Corp. (158,064) (2,407,799) 22,670 (18.5)
Enbridge, Inc. (77,217) (2,870,100) 18,267 (14.9)
GFL Environmental, Inc. (77,586) (3,012,662) (140,595) 114.8
Pan American Silver Corp. (111,075) (1,618,228) 59,125 (48.3)
RB Global, Inc. (22,469) (1,348,394) (75,540) 61.7
Rogers Communications, Inc. (59,415) (2,710,732) (101,112) 82.6
Shopify, Inc. (26,019) (1,681,636) (1,768) 1.4

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
SNC-Lavalin Group, Inc. (93,827) (2,461,210) (101,281) 82.7
Stantec, Inc. (28,065) (1,832,302) (77,165) 63.0
TC Energy Corp. (64,876) (2,621,975) (4,616) 3.8
Thomson Reuters Corp. (25,589) (3,454,877) (33,579) 27.4
WSP Global, Inc. (31,650) (4,181,455) (60,206) 49.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-3.40% to 0.35%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
19-62 months
maturity
ranging from
01/21/2025
- 06/26/2028 $187,371,841 $(1,438,363) $265,843 $(1,172,520)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Germany
TUI AG 257,846 1,829,201 (100,583) 8.6
Italy
Coca-Cola HBC AG 148,562 4,431,586 52,468 (4.5)
Netherlands
Shell plc 96,314 2,873,209 10,949 (0.9)
United Kingdom
Associated British Foods plc 140,944 3,569,107 86,684 (7.4)
BAE Systems plc 338,084 3,986,432 (94,269) 8.0
Barclays plc 1,659,482 3,241,950 45,570 (3.9)
Barratt Developments plc 791,625 4,160,560 (246,798) 21.0
BP plc 503,050 2,928,947 (17,981) 1.5
British American Tobacco plc 143,222 4,758,615 83,083 (7.1)
Britvic plc 165,085 1,796,782 (52,401) 4.5
BT Group plc 2,425,197 3,773,931 (393,309) 33.5
Burberry Group plc 63,449 1,712,076 (106,620) 9.1
DCC plc 57,966 3,242,709 (106,167) 9.1
DS Smith plc 1,143,356 3,956,444 (528,975) 45.1
Howden Joinery Group plc 244,403 1,996,863 (88,349) 7.5
Imperial Brands plc 213,525 4,726,261 (30,059) 2.6
Inchcape plc 281,271 2,783,599 26,880 (2.3)
Investec plc 326,633 1,828,544 (76,916) 6.6
J Sainsbury plc 652,674 2,231,153 28,776 (2.5)
Kingfisher plc 766,251 2,258,325 (18,820) 1.6
Legal & General Group plc 691,547 2,002,238 (1,099) 0.1
Lloyds Banking Group plc 3,157,068 1,750,117 (55,399) 4.7
Man Group plc 945,533 2,625,822 (31,608) 2.7
Marks & Spencer Group plc 1,366,715 3,350,127 78,279 (6.7)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
NatWest Group plc 743,409 2,272,223 (34,263) 2.9
Standard Chartered plc 255,278 2,220,942 (8,926) 0.8
Tesco plc 948,535 2,992,198 (125,409) 10.7
Unilever plc 54,215 2,823,205 45,673 (3.9)
United States
GSK plc 125,602 2,225,989 69,672 (5.9)
Short Positions
Common Stocks
Chile
Antofagasta plc (149,732) (2,784,485) 99,286 (8.5)
Hong Kong
Prudential plc (358,250) (5,059,706) 76,990 (6.6)
United Kingdom
Admiral Group plc (61,879) (1,638,787) 57,892 (4.9)
Ashtead Group plc (25,689) (1,781,042) (27,772) 2.4
Centrica plc (1,491,427) (2,351,597) (107,760) 9.2
Croda International plc (23,480) (1,678,457) (77,018) 6.6
Diageo plc (58,310) (2,506,805) (57,020) 4.9
Halma plc (126,189) (3,652,586) (5,068) 0.4
Hargreaves Lansdown plc (182,926) (1,896,257) (15,891) 1.4
Informa plc (487,999) (4,505,780) (43,518) 3.7
National Grid plc (237,000) (3,142,234) 10,555 (0.9)
Reckitt Benckiser Group plc (49,666) (3,732,443) 52,106 (4.4)
RELX plc (78,945) (2,633,663) (31,025) 2.6
Rentokil Initial plc (787,738) (6,159,095) 149,600 (12.8)
Smiths Group plc (109,831) (2,297,857) 9,929 (0.8)
Spirax-Sarco Engineering plc (12,714) (1,675,759) (3,394) 0.3
St James's Place plc (127,513) (1,763,448) 37,342 (3.2)
Weir Group plc (The) (82,040) (1,831,596) 6,850 (0.6)
WPP plc (315,306) (3,304,974) 151,613 (12.9)
United States
Experian plc (55,267) (2,121,203) (73,085) 6.2
Ferguson plc (12,476) (1,970,604) (122,341) 10.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.75% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
20-61 months
maturity
ranging from
02/25/2025
- 06/12/2028 $20,884,221 $461,307 $34,260 $495,567

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 450,300 1,268,591 (69,613) (14.0)
Yangzijiang Shipbuilding Holdings Ltd. 4,346,200 4,835,492 593,417 119.7
Singapore
City Developments Ltd. 45,600 227,452 (7,540) (1.5)
Jardine Cycle & Carriage Ltd. 62,100 1,601,310 36,071 7.3
Oversea-Chinese Banking Corp. Ltd. 148,900 1,354,542 (31,625) (6.4)
Singapore Airlines Ltd. 431,900 2,288,219 (161,259) (32.5)
United Overseas Bank Ltd. 36,800 763,646 6,640 1.3
Venture Corp. Ltd. 24,800 270,761 (18,976) (3.8)
Short Positions
Common Stocks
Singapore
DBS Group Holdings Ltd. (2,100) (49,041) (733) (0.1)
Genting Singapore Ltd. (52,500) (36,607) 854 0.2
Keppel Corp. Ltd. (369,300) (1,837,913) 62,654 12.6
Mapletree Logistics Trust (366,300) (440,567) 17,173 3.5
Seatrium Ltd. (1,245,000) (115,474) 4,202 0.8
Singapore Technologies Engineering Ltd. (861,000) (2,349,384) (1,128) (0.2)
Singapore Telecommunications Ltd. (1,860,100) (3,445,222) 31,170 6.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-2.70% to 0.45%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
12/30/2024
- 01/27/2025 $47,170,935 $382,553 $71,585 $454,138
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
South Korea
BGF retail Co. Ltd. 1,423 189,026 (11,389) (2.5)
CJ Corp. 7,768 403,081 (20,861) (4.6)
Coway Co. Ltd. 6,632 221,619 (2,756) (0.6)
DB Insurance Co. Ltd. 17,988 1,021,673 (15,103) (3.3)
Doosan Bobcat, Inc. 46,216 2,065,857 28,243 6.2

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
South Korea (continued)
E-MART, Inc. 13,080 765,875 (16,052) (3.5)
GS Holdings Corp. 34,780 969,406 (10,275) (2.3)
Hana Financial Group, Inc. 30,901 922,472 (15,355) (3.4)
Hankook Tire & Technology Co. Ltd. 31,923 837,526 15,291 3.4
Hanmi Pharm Co. Ltd. 1,375 323,063 (7,939) (1.7)
HMM Co. Ltd. 97,180 1,397,368 13,068 2.9
Hyundai Engineering & Construction Co. Ltd. 20,915 607,977 (45,192) (10.0)
Hyundai Glovis Co. Ltd. 6,161 927,571 18,830 4.1
Hyundai Mobis Co. Ltd. 2,458 435,182 19,385 4.3
Hyundai Steel Co. 24,485 630,945 (12,830) (2.8)
Industrial Bank of Korea 126,412 994,413 2,624 0.6
Kia Corp. 43,410 2,924,143 83,196 18.3
Korea Investment Holdings Co. Ltd. 32,229 1,271,107 (6,754) (1.5)
Kumho Petrochemical Co. Ltd. 12,774 1,291,686 (28,296) (6.2)
LG Electronics, Inc. 15,807 1,529,936 35,684 7.9
Lotte Shopping Co. Ltd. 7,562 394,637 (17,484) (3.8)
Mirae Asset Securities Co. Ltd. 135,831 749,173 (18,123) (4.0)
NH Investment & Securities Co. Ltd. 103,924 755,925 (7,725) (1.7)
Samsung SDS Co. Ltd. 8,597 805,870 (8,787) (1.9)
Samsung Securities Co. Ltd. 26,571 729,293 (8,988) (2.0)
SD Biosensor, Inc. 30,003 279,353 (21,722) (4.8)
Woori Financial Group, Inc. 276,972 2,488,004 (47,558) (10.5)
Short Positions
Common Stocks
South Korea
Amorepacific Corp. (5,339) (397,410) 16,976 3.7
Celltrion Healthcare Co. Ltd. (28,170) (1,410,360) 116,247 25.6
Hanon Systems (121,263) (845,519) 8,413 1.9
HYBE Co. Ltd. (1,324) (285,542) 16,461 3.6
Hyundai Motor Co. (4,157) (653,873) (15,901) (3.5)
Kakao Corp. (33,099) (1,243,197) 23,557 5.2
KakaoBank Corp. (32,555) (591,831) 2,479 0.5
KB Financial Group, Inc. (7,492) (271,920) (1,246) (0.3)
Korea Electric Power Corp. (35,979) (563,092) (37,638) (8.3)
KT&G Corp. (5,734) (360,190) 8,047 1.8
LG Chem Ltd. (2,982) (1,518,023) 86,590 19.1
NAVER Corp. (6,883) (963,516) 31,699 7.0
Netmarble Corp. (12,788) (480,264) 25,795 5.7
Pearl Abyss Corp. (14,603) (587,591) (9,708) (2.1)
Samsung Biologics Co. Ltd. (3,197) (1,810,070) 49,718 10.9
Samsung C&T Corp. (5,722) (460,529) 5,482 1.2
Samsung Heavy Industries Co. Ltd. (275,130) (1,399,869) (5,740) (1.3)
Samsung SDI Co. Ltd. (3,706) (1,892,412) 45,051 9.9
SK Biopharmaceuticals Co. Ltd. (14,131) (870,804) 31,278 6.9
SK IE Technology Co. Ltd. (11,995) (888,661) (54,992) (12.1)
SK Innovation Co. Ltd. (6,845) (829,848) 68,707 15.1
SKC Co. Ltd. (12,051) (898,903) 47,503 10.5
Yuhan Corp. (9,895) (454,223) (12,661) (2.8)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.28% to 0.28%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
11-76 months
maturity
05/21/2024 $70,521,139 $40,424 $(6,455) $33,969
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams-OSRAM AG 159,483 1,149,375 (93,722) (275.9)
Switzerland
Adecco Group AG (Registered) 71,901 2,354,855 88,106 259.4
Baloise Holding AG (Registered) 7,691 1,131,285 (57,948) (170.6)
Barry Callebaut AG (Registered) 54 104,332 200 0.6
BKW AG 8,206 1,450,820 76,183 224.3
Cie Financiere Richemont SA (Registered) 6,722 1,141,853 30,344 89.3
DKSH Holding AG 21,026 1,565,026 (30,400) (89.5)
Dufry AG (Registered) 9,535 434,910 19,444 57.2
Flughafen Zurich AG (Registered) 9,670 2,011,394 94,789 279.0
Galenica AG 1,106 89,415 1,434 4.2
Georg Fischer AG (Registered) 21,077 1,585,213 60,558 178.3
Helvetia Holding AG (Registered) 10,916 1,479,493 (40,124) (118.1)
Julius Baer Group Ltd. 5,779 364,698 3,770 11.1
Kuehne + Nagel International AG (Registered) 2,229 660,290 16,780 49.4
Novartis AG (Registered) 22,772 2,295,860 (15,559) (45.8)
SGS SA (Registered) 2,804 265,261 (1,023) (3.0)
Sonova Holding AG (Registered) 1,216 324,474 3,984 11.7
Swatch Group AG (The) 8,566 2,504,632 32,077 94.4
Swiss Life Holding AG (Registered) 812 475,578 (9,779) (28.8)
Swisscom AG (Registered) 3,019 1,884,281 800 2.4
Tecan Group AG (Registered) 513 197,132 3,104 9.1
UBS Group AG (Registered) 64,797 1,313,349 (23,501) (69.2)
Zurich Insurance Group AG 1,363 648,364 (3,860) (11.4)
United States
Holcim AG 84,303 5,682,633 114,912 338.3
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (22,941) (902,518) (931) (2.7)
Alcon, Inc. (7,388) (612,926) (16,483) (48.5)
Bachem Holding AG (16,674) (1,455,901) 118,260 348.1
Banque Cantonale Vaudoise (Registered) (14,199) (1,499,773) 15,197 44.7
Belimo Holding AG (Registered) (3,038) (1,518,431) (59,208) (174.3)
Chocoladefabriken Lindt & Spruengli AG (122) (1,533,904) (39,179) (115.3)
Clariant AG (Registered) (44,117) (638,221) (10,760) (31.7)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
EMS-Chemie Holding AG (Registered) (1,851) (1,402,707) 24,505 72.1
Geberit AG (Registered) (1,813) (950,164) 1,739 5.1
Givaudan SA (Registered) (785) (2,603,799) (64,395) (189.6)
Logitech International SA (Registered) (51,495) (3,073,487) (158,860) (467.7)
Lonza Group AG (Registered) (2,319) (1,386,096) 35,603 104.8
Partners Group Holding AG (2,270) (2,140,248) 73,568 216.6
PSP Swiss Property AG (Registered) (1,357) (151,627) 2,107 6.2
Schindler Holding AG (4,494) (1,055,222) (43,205) (127.2)
SIG Group AG (217,022) (5,995,606) 69,788 205.4
Sika AG (Registered) (6,535) (1,871,628) (48,526) (142.9)
Straumann Holding AG (Registered) (11,727) (1,906,881) (107,904) (317.7)
Swiss Prime Site AG (Registered) (3,105) (269,719) (345) (1.0)
Temenos AG (Registered) (4,686) (373,126) 6,969 20.5
VAT Group AG (4,357) (1,804,731) (12,839) (37.8)
United States
Nestle SA (Registered) (37,719) (4,537,279) 14,949 44.0
Roche Holding AG (1,514) (462,482) 1,491 4.4
Swiss Re AG (12,506) (1,260,140) (31,686) (93.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-1.88% to 0.30%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
9-24 months
maturity
02/21/2024 $38,586,226 $842,848 $(3,808) $839,040
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 1,747 3,071,659 35,056 4.2
Carlsberg A/S 20,119 3,221,679 65,324 7.8
Demant A/S 14,729 623,434 27,453 3.3
Genmab A/S 2,298 870,845 (18,921) (2.3)
H Lundbeck A/S 4,195 18,657 (2,062) (0.2)
ISS A/S 151,879 3,212,932 115,700 13.8
Novo Nordisk A/S 6,456 1,042,901 18,419 2.2
Pandora A/S 31,937 2,854,582 151,929 18.1
ROCKWOOL A/S 10,101 2,612,190 228,866 27.3
Royal Unibrew A/S 7,812 699,278 (22,675) (2.7)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Ambu A/S (15,200) (249,179) (10,604) (1.3)
Coloplast A/S (12,709) (1,590,356) 10,472 1.2
Danske Bank A/S (52,456) (1,277,640) (21,879) (2.6)
DSV A/S (16,737) (3,515,466) (194,165) (23.1)
GN Store Nord A/S (25,058) (626,665) (10,213) (1.2)
Jyske Bank A/S (Registered) (4,737) (360,355) 8,275 1.0
Novozymes A/S (42,616) (1,988,424) 97,586 11.6
Orsted A/S (37,468) (3,552,054) 59,686 7.1
Tryg A/S (107,815) (2,334,842) 99,231 11.8
Vestas Wind Systems A/S (182,910) (4,863,088) 205,370 24.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-2.75% to 0.28%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
5-73 months
maturity
11/13/2023 $362,214,311 $1,925,077 $250,941 $2,176,018
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 82,970 3,363,541 32,053 1.5
Proximus SADP 372,007 2,774,152 (106,356) (4.9)
Finland
Nokia OYJ 728,746 3,053,342 (46,600) (2.1)
France
BNP Paribas SA 49,996 3,155,045 95,856 4.4
Bouygues SA 143,557 4,822,569 123,087 5.7
Carrefour SA 158,135 2,996,773 208,699 9.6
Cie de Saint-Gobain 94,340 5,744,023 39,906 1.8
Eiffage SA 49,551 5,173,550 7,697 0.4
Engie SA 300,353 5,001,754 357,605 16.4
Orange SA 242,413 2,832,946 102,559 4.7
Rexel SA 189,004 4,671,031 71,853 3.3
Germany
Bayerische Motoren Werke AG 31,474 3,871,525 87,365 4.0
Brenntag SE 35,890 2,800,070 (22,380) (1.0)
Deutsche Bank AG (Registered) 603,843 6,348,062 172,530 7.9
Heidelberg Materials AG 44,064 3,623,762 140,005 6.4
HUGO BOSS AG 36,197 2,829,207 64,335 3.0

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Registered) 6,569 2,466,086 110,958 5.1
Luxembourg
ArcelorMittal SA 110,398 3,012,115 (11,747) (0.5)
Netherlands
ASR Nederland NV 100,927 4,552,161 264,610 12.2
Koninklijke Ahold Delhaize NV 186,567 6,360,633 295,123 13.6
Randstad NV 65,825 3,471,592 25,263 1.2
Spain
Acerinox SA 224,394 2,384,905 (88,168) (4.1)
Banco Bilbao Vizcaya Argentaria SA 459,943 3,533,605 136,199 6.3
Banco de Sabadell SA 2,407,793 2,776,064 86,659 4.0
Banco Santander SA 821,111 3,039,866 196,943 9.1
Repsol SA 394,265 5,734,188 (100,576) (4.6)
United States
Signify NV 124,628 3,493,816 (100,507) (4.6)
Short Positions
Common Stocks
Belgium
UCB SA (29,362) (2,603,190) 93,105 4.3
China
Prosus NV (39,823) (2,916,404) 82,825 3.8
France
Accor SA (65,789) (2,448,102) (86,964) (4.0)
Airbus SE (32,059) (4,635,146) (43,797) (2.0)
Dassault Systemes SE (76,485) (3,389,125) 23,864 1.1
Remy Cointreau SA (15,535) (2,493,689) (15,337) (0.7)
Safran SA (17,509) (2,743,831) (13,609) (0.6)
Sartorius Stedim Biotech (16,788) (4,192,868) 218,850 10.1
Germany
adidas AG (29,853) (5,795,305) (162,432) (7.5)
Merck KGaA (19,726) (3,265,243) 73,626 3.4
Siemens Healthineers AG (60,367) (3,421,320) 3,379 0.2
Symrise AG (25,429) (2,666,294) (72,445) (3.3)
Vonovia SE (169,220) (3,304,806) 66,032 3.0
Netherlands
Adyen NV (1,914) (3,314,412) (39,185) (1.8)
Argenx SE (12,807) (4,994,675) 38,282 1.8
Ferrovial SE (233,324) (7,375,853) 38,190 1.8
IMCD NV (22,876) (3,292,108) 35,332 1.6
Universal Music Group NV (113,854) (2,529,242) (68,456) (3.1)
Spain
Amadeus IT Group SA (47,721) (3,633,973) (26,377) (1.2)
Cellnex Telecom SA (189,830) (7,669,849) (148,505) (6.8)
Naturgy Energy Group SA (84,980) (2,533,294) (48,125) (2.2)
United States
Schneider Electric SE (16,932) (3,076,150) (63,269) (2.9)
Preferred Stocks
Germany
Sartorius AG (Preference) (14,712) (5,097,101) (220,350) (10.1)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.30% to 0.30%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
17-24 months
maturity
02/21/2024 $22,340,962 $328,892 $475,125 $804,017
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 122,014 4,310,987 74,343 9.2
Norway
Equinor ASA 139,582 4,064,470 (77,489) (9.6)
Leroy Seafood Group ASA 159,902 606,787 (41,788) (5.2)
Norsk Hydro ASA 344,738 2,055,074 (146,035) (18.2)
United Kingdom
Subsea 7 SA 126,002 1,569,387 260,639 32.4
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (14,691) (878,839) 68,733 8.5
France
Adevinta ASA (47,431) (311,684) 28,794 3.6
Norway
Gjensidige Forsikring ASA (70,648) (1,131,770) 27,371 3.4
Kongsberg Gruppen ASA (21,952) (997,810) (13,002) (1.6)
Mowi ASA (47,251) (749,686) 37,420 4.7
Orkla ASA (36,456) (262,134) 1,837 0.2
Salmar ASA (15,199) (612,489) 21,747 2.7
Schibsted ASA (66,265) (1,163,698) 3,113 0.4
Telenor ASA (235,024) (2,383,034) 68,284 8.5
TOMRA Systems ASA (77,272) (1,243,113) 14,925 1.9

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.88% to 0.30%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
9-24 months
maturity
02/21/2024 $62,046,181 $321,199 $(7,516) $313,683
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 48,184 524,853 21,079 6.7
Guatemala
Millicom International Cellular SA 34,468 527,420 (47,397) (15.1)
Sweden
Billerud AB 224,267 1,706,800 (84,579) (27.0)
Boliden AB 33,941 983,548 (25,936) (8.3)
Elekta AB 4,659 36,043 (148) (0.0)
Embracer Group AB 1,151,090 2,878,610 10,846 3.5
Essity AB 68,518 1,824,749 2,109 0.7
Evolution AB 3,070 389,042 (8,437) (2.7)
Getinge AB 12,641 221,769 7,329 2.3
H & M Hennes & Mauritz AB 77,018 1,324,502 238,216 75.9
Saab AB 28,515 1,543,688 (37,871) (12.1)
Sandvik AB 20,117 392,768 (419) (0.1)
Securitas AB 330,065 2,711,072 73,940 23.6
Skanska AB 187,269 2,627,473 152,691 48.7
SKF AB 98,019 1,708,030 (60,860) (19.4)
SSAB AB 320,815 2,224,574 (49,928) (15.9)
Swedbank AB 62,763 1,059,196 4,070 1.3
Swedish Orphan Biovitrum AB 47,684 931,997 (29,655) (9.5)
Telefonaktiebolaget LM Ericsson 396,311 2,153,275 36,270 11.6
Trelleborg AB 33,686 817,535 (80,104) (25.5)
Volvo AB 89,247 1,846,969 60,097 19.2
Volvo Car AB 450,681 1,793,137 (65,685) (20.9)
United States
Sinch AB 964,926 2,178,915 (160,183) (51.1)
Short Positions
Common Stocks
Sweden
Alfa Laval AB (28,134) (1,026,262) (25,919) (8.3)
Assa Abloy AB (42,030) (1,010,274) (42,232) (13.5)
Atlas Copco AB (61,453) (887,190) (1,256) (0.4)
Axfood AB (14,574) (308,440) 6,208 2.0
Beijer Ref AB (135,432) (1,729,940) 181,240 57.8
Castellum AB (65,437) (626,399) (4,206) (1.3)
Electrolux AB (87,706) (1,198,548) (19,821) (6.3)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Epiroc AB (91,703) (1,737,025) (44,598) (14.2)
EQT AB (247,070) (4,756,528) 169,684 54.1
Fastighets AB Balder (120,506) (441,242) (686) (0.2)
Hexagon AB (217,699) (2,677,768) (11,505) (3.7)
Hexpol AB (17,954) (190,635) 5,745 1.8
Holmen AB (40,299) (1,448,376) 37,986 12.1
Husqvarna AB (61,865) (561,336) (35,114) (11.2)
Indutrade AB (36,780) (830,143) 32,131 10.2
Lifco AB (62,809) (1,367,841) (46,353) (14.8)
Nibe Industrier AB (423,356) (4,025,420) 42,482 13.5
Sagax AB (16,216) (320,675) 11,152 3.6
Skandinaviska Enskilda Banken AB (4,691) (51,884) (1,562) (0.5)
Svenska Cellulosa AB SCA (218,833) (2,793,403) 74,566 23.8
Svenska Handelsbanken AB (23,374) (195,693) 2,130 0.7
Tele2 AB (57,592) (476,303) 12,990 4.1
Telia Co. AB (446,197) (978,891) 22,692 7.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-8.00% to 0.40%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
19-49 months
maturity
ranging from
01/09/2025
- 04/22/2025 $85,658,356 $(353,267) $1,060,357 $707,090
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Banco do Brasil SA 278,900 2,877,419 (68,043) (9.6)
BB Seguridade Participacoes SA 171,000 1,098,883 15,170 2.1
TIM SA/Brazil 398,000 1,215,229 (28,113) (4.0)
Vibra Energia SA 279,000 1,051,742 8,999 1.3
South Korea
Hana Financial Group, Inc. 24,143 720,729 (38,251) (5.4)
Kia Corp. 9,799 660,071 33,152 4.7
Posco International Corp. 33,082 1,006,921 26,715 3.8
SK, Inc. 5,636 639,317 (77,469) (11.0)
Woori Financial Group, Inc. 105,050 943,651 (37,692) (5.3)
Taiwan
ASE Technology Holding Co. Ltd. 195,000 693,449 (107,202) (15.2)
Catcher Technology Co. Ltd. 231,000 1,303,333 (102,510) (14.5)
Compal Electronics, Inc. 1,336,000 1,256,557 9,244 1.3
CTBC Financial Holding Co. Ltd. 1,195,000 955,605 (16,050) (2.3)
Pegatron Corp. 346,000 833,030 (32,835) (4.6)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Taiwan (continued)
Pou Chen Corp. 746,000 756,153 (13,868) (2.0)
Walsin Lihwa Corp. 737,000 973,993 (118,209) (16.7)
Wistron Corp. 513,000 1,496,814 136,651 19.3
Wiwynn Corp. 23,000 1,051,157 144,117 20.4
Yang Ming Marine Transport Corp. 381,000 773,747 (11,532) (1.6)
Zhen Ding Technology Holding Ltd. 222,000 750,700 (12,919) (1.8)
United States
JBS SA 261,100 952,092 (63,718) (9.0)
Preferred Stocks
Brazil
Petroleo Brasileiro SA (Preference) 383,300 2,363,905 (80,711) (11.4)
Short Positions
Common Stocks
Brazil
B3 SA - Brasil Bolsa Balcao (261,500) (797,902) 12,233 1.7
Banco BTG Pactual SA (228,400) (1,500,184) (67,540) (9.6)
Centrais Eletricas Brasileiras SA (83,500) (693,188) (14,328) (2.0)
Cosan SA (483,200) (1,802,337) 243 0.0
Equatorial Energia SA (139,006) (933,345) (40,612) (5.7)
Localiza Rent a Car SA (83,400) (1,193,121) (11,626) (1.6)
Natura & Co. Holding SA (229,200) (801,305) (16,732) (2.4)
Rede D'Or Sao Luiz SA (183,600) (1,262,293) 17,930 2.5
Rumo SA (252,600) (1,171,154) (4,292) (0.6)
Suzano SA (68,700) (634,458) 52,081 7.4
TOTVS SA (124,600) (780,149) (1,869) (0.3)
South Korea
Kakao Corp. (30,305) (1,138,254) 35,607 5.0
L&F Co. Ltd. (4,673) (869,721) 55,370 7.8
LG Energy Solution Ltd. (2,839) (1,196,900) 31,684 4.5
POSCO Future M Co. Ltd. (3,045) (821,524) 51,077 7.2
Samsung Biologics Co. Ltd. (1,171) (662,994) 34,820 4.9
Samsung Electronics Co. Ltd. (24,043) (1,323,886) 10,044 1.4
SK Hynix, Inc. (13,753) (1,208,399) 33,626 4.8
Taiwan
Advantech Co. Ltd. (72,000) (947,931) 32,436 4.6
Asustek Computer, Inc. (67,000) (678,310) (1,979) (0.3)
Chailease Holding Co. Ltd. (127,130) (835,854) 18,307 2.6
China Steel Corp. (1,682,000) (1,590,541) 39,149 5.5
Chunghwa Telecom Co. Ltd. (237,000) (887,663) 56,689 8.0
Delta Electronics, Inc. (118,000) (1,307,715) 130,469 18.5
E.Sun Financial Holding Co. Ltd. (3,000,906) (2,514,255) 47,319 6.7
Formosa Petrochemical Corp. (344,000) (932,517) 40,005 5.7
Mega Financial Holding Co. Ltd. (890,125) (1,092,436) (23,485) (3.3)
Taiwan Cooperative Financial Holding Co. Ltd. (1,145,270) (1,033,400) 11,201 1.6

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)
Collateral pledged to, or (received from), each counterparty at June 30, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
Cash $ (10,376,823) $ – $ (10,376,823)
Investment Companies 4,337 – 4,337
BARC
Cash – 66,556,072 66,556,072
CITG
Cash – 28,184,698 28,184,698
CITI
Cash (7,325,403) – (7,325,403)
Investment Companies 18,378,591 – 18,378,591
GSCO
Cash – 14,946,958 14,946,958
GSIN
Cash (5,142,313) – (5,142,313)
U.S. Treasury Bills 108,620,994 – 108,620,994
JPMC
U.S. Treasury Bills 30,362,509 – 30,362,509
JPMS
Cash – 9,726,048 9,726,048
MLIN
Cash 2,730,000 – 2,730,000
MSCL
Cash – 5,301,754 5,301,754
MSIP
Cash (5,950,132) – (5,950,132)
U.S. Treasury Bills 42,438,088 – 42,438,088
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 9,742,110 $ 9,742,110
MSCL
Cash – 21,638,722 21,638,722

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 64.2%
INVESTMENT COMPANIES - 31.1%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 5.02%
(1)(a)(b) 102,922 102,922
Limited Purpose Cash Investment
Fund, 5.10% (1)(a) 9,236,206 9,232,512
TOTAL INVESTMENT COMPANIES
(Cost $9,333,124) 9,335,434
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 33.1%
U.S. Treasury Bills
4.75%, 7/6/2023 (c) $ 2,163,000 2,162,108
4.82%, 7/13/2023 (c) 434,000 433,396
5.07%, 8/31/2023 (c) 661,000 655,408
5.10%, 9/7/2023 (c) 308,000 305,100
4.91%, 10/12/2023 (c) 682,000 672,077
4.99%, 10/19/2023 (c) 1,640,000 1,614,410
4.96%, 10/26/2023 (c) 103,000 101,289
5.31%, 11/24/2023 (c) 1,267,000 1,240,739
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 33.1% (continued)
5.44%, 11/30/2023 (c) $ 1,480,000 1,447,942
5.36%, 12/28/2023 (c) 1,360,000 1,324,789
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,957,037) 9,957,258
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,290,161) 19,292,692
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 64.2%
(Cost $19,290,161) 19,292,692
OTHER ASSETS IN EXCESS OF
LIABILITIES - 35.8% (d) 10,769,583
NET ASSETS - 100.0% 30,062,275
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies 9,335,434 31.1
U.S. Treasury Obligations 9,957,258 33.1
Total Investments In Securities
At Value $ 19,292,692 64.2
Other Assets in Excess of
Liabilities (d) 10,769,583 35.8
Net Assets
$ 30,062,275 100.0%
(a) Represents 7-day effective yield as of June 30, 2023.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Forward foreign currency exchange contracts outstanding as of June 30, 2023:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 236,501 USD 155,590 CITI 9/20/2023 $ 2,304
AUD 236,499 USD 155,587 JPMC 9/20/2023 2,305
CAD 330,000 USD 243,876 CITI 9/20/2023 5,534
CAD 330,000 USD 243,874 JPMC 9/20/2023 5,536
CHF 188,502 USD 209,993 CITI 9/20/2023 2,360
CHF 188,498 USD 209,987 JPMC 9/20/2023 2,361
DKK 450,500 USD 65,436 CITI 9/20/2023 905
DKK 450,500 USD 65,436 JPMC 9/20/2023 906
EUR 626,502 USD 674,822 CITI 9/20/2023 11,501
EUR 626,498 USD 674,815 JPMC 9/20/2023 11,504
GBP 241,503 USD 300,225 CITI 9/20/2023 6,548
GBP 241,497 USD 300,216 JPMC 9/20/2023 6,549
ILS 34,124 USD 9,214 CITI 9/20/2023 20
ILS 34,125 USD 9,214 JPMC 9/20/2023 20
NOK 129,001 USD 11,651 CITI 9/20/2023 400
NOK 128,999 USD 11,651 JPMC 9/20/2023 400
NZD 5,000 USD 3,031 CITI 9/20/2023 36
NZD 5,000 USD 3,031 JPMC 9/20/2023 36
SEK 453,750 USD 41,909 CITI 9/20/2023 321

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SEK 453,750 USD 41,909 JPMC 9/20/2023 $ 320
Total unrealized appreciation 59,866
HKD 433,500 USD 55,507 CITI 9/20/2023 (87)
HKD 433,500 USD 55,507 JPMC 9/20/2023 (86)
ILS 11,376 USD 3,119 CITI 9/20/2023 (41)
ILS 11,375 USD 3,119 JPMC 9/20/2023 (41)
JPY 64,827,503 USD 472,276 CITI 9/20/2023 (17,470)
JPY 64,827,497 USD 472,273 JPMC 9/20/2023 (17,468)
SEK 151,250 USD 14,129 CITI 9/20/2023 (53)
SEK 151,250 USD 14,129 JPMC 9/20/2023 (53)
SGD 138,000 USD 102,524 CITI 9/20/2023 (180)
SGD 138,000 USD 102,524 JPMC 9/20/2023 (180)
USD 5,312 AUD 8,000 CITI 9/20/2023 (29)
USD 5,312 AUD 8,000 JPMC 9/20/2023 (29)
USD 6,345 CAD 8,500 CITI 9/20/2023 (80)
USD 6,345 CAD 8,500 JPMC 9/20/2023 (79)
Total unrealized depreciation (35,876)
Net unrealized appreciation $ 23,990
Total return basket swap contracts outstanding as of June 30, 2023
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.34% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
43-61 months
maturity
ranging from
12/18/2026
- 06/19/2028 $23,152,225 $141,691 $75,313 $217,004
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Fuji Electric Co. Ltd. 3,800 167,295 6,784 3 .1
Fujitsu Ltd. 1,400 181,276 (3,422) (1 .6)
Fukuoka Financial Group, Inc. 8,500 175,682 18,812 8 .7
Honda Motor Co. Ltd. 9,100 275,674 7,710 3 .6
IHI Corp. 7,400 200,706 9,468 4 .4
Japan Post Bank Co. Ltd. 25,000 194,956 8,060 3 .7
Japan Post Insurance Co. Ltd. 10,100 151,792 2,772 1 .3

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Mazda Motor Corp. 25,800 249,336 18,237 8 .4
Mitsubishi HC Capital, Inc. 26,200 155,560 15,713 7 .2
Mitsubishi Motors Corp. 86,700 303,167 13,654 6 .3
Mizuho Financial Group, Inc. 26,700 408,122 15,102 7 .0
Niterra Co. Ltd. 11,000 220,700 18,861 8 .7
Nitto Denko Corp. 2,000 148,451 1,322 0 .6
Obayashi Corp. 26,500 229,181 12,931 6 .0
Ono Pharmaceutical Co. Ltd. 8,300 149,760 (3,821) (1 .8)
Panasonic Holdings Corp. 20,400 250,143 20,051 9 .2
Ricoh Co. Ltd. 23,500 200,264 (2,508) (1 .2)
SCREEN Holdings Co. Ltd. 1,800 205,018 11,914 5 .5
Sega Sammy Holdings, Inc. 7,900 169,240 9,298 4 .3
Seiko Epson Corp. 9,400 146,755 3,144 1 .4
Shimamura Co. Ltd. 2,300 217,473 11,932 5 .5
Shin-Etsu Chemical Co. Ltd. 5,800 193,824 11,940 5 .5
TOPPAN, Inc. 6,300 136,154 2,596 1 .2
Toyo Suisan Kaisha Ltd. 4,600 207,515 5,592 2 .6
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (9,300) (190,432) (9,033) (4 .2)
Ajinomoto Co., Inc. (4,000) (159,347) (2,807) (1 .3)
Asahi Intecc Co. Ltd. (8,800) (173,254) (8,313) (3 .8)
Chugai Pharmaceutical Co. Ltd. (5,700) (162,330) (5,164) (2 .4)
Daiichi Sankyo Co. Ltd. (4,900) (155,694) 11,007 5 .1
Daikin Industries Ltd. (800) (163,924) (3,780) (1 .7)
Denso Corp. (4,600) (310,280) (18,522) (8 .5)
Eisai Co. Ltd. (2,500) (169,435) 14,043 6 .5
JSR Corp. (10,000) (287,362) (60,881) (28 .1)
Kansai Electric Power Co., Inc. (The) (15,000) (188,196) (8,564) (3 .9)
Keyence Corp. (400) (190,063) (423) (0 .2)
Kikkoman Corp. (2,400) (137,061) 2,021 0 .9
Kobe Bussan Co. Ltd. (6,600) (171,304) 8,316 3 .8
Kubota Corp. (10,500) (153,708) (7,664) (3 .5)
Lasertec Corp. (1,000) (151,117) (4,401) (2 .0)
Makita Corp. (6,800) (192,211) (12,850) (5 .9)
Mitsubishi UFJ Financial Group, Inc. (30,600) (225,555) (20,297) (9 .4)
Nippon Paint Holdings Co. Ltd. (16,500) (136,554) (422) (0 .2)
NTT Data Group Corp. (10,000) (140,209) 1,757 0 .8
Obic Co. Ltd. (1,000) (160,508) 3,392 1 .6
Rakuten Group, Inc. (56,300) (196,179) 16,192 7 .5
SMC Corp. (300) (166,729) (2,627) (1 .2)
SoftBank Group Corp. (3,200) (150,911) (20,046) (9 .2)
Tohoku Electric Power Co., Inc. (23,000) (142,224) (761) (0 .4)
Toyota Motor Corp. (21,500) (345,550) (39,876) (18 .4)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Yaskawa Electric Corp. (4,000) (184,412) (7,442) (3 .4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.81% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
43-61 months
maturity
ranging from
12/18/2026
- 06/26/2028 $67,871,200 $169,478 $36,185 $205,663
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
3M Co. 1,881 188,269 357 0 .2
Adobe, Inc. 438 214,178 15,326 7 .5
AGCO Corp. 1,407 184,908 12,086 5 .9
Allison Transmission Holdings, Inc. 5,198 293,479 17,777 8 .6
Alphabet, Inc. 2,479 296,736 (6,516) (3 .2)
Amazon.com, Inc. 4,385 571,629 30,388 14 .8
American International Group, Inc. 4,743 272,912 3,130 1 .5
Apple, Inc. 3,902 756,871 49,999 24 .3
Applied Materials, Inc. 1,276 184,433 10,744 5 .2
Archer-Daniels-Midland Co. 2,507 189,429 7,571 3 .7
Booking Holdings, Inc. 133 359,144 12,529 6 .1
Builders FirstSource, Inc. 1,343 182,648 18,695 9 .1
Cardinal Health, Inc. 2,246 212,404 17,519 8 .5
Cheniere Energy, Inc. 1,394 212,390 6,965 3 .4
Cigna Group (The) 1,192 334,475 17,546 8 .5
Cisco Systems, Inc. 5,088 263,253 10,583 5 .1
Citigroup, Inc. 5,541 255,108 (12,501) (6 .1)
Coca-Cola Co. (The) 5,755 346,566 (1,439) (0 .7)
CVS Health Corp. 4,302 297,397 (11,314) (5 .5)
General Motors Co. 7,424 286,269 17,298 8 .4
Healthpeak Properties, Inc. 10,432 209,683 (6,155) (3 .0)
Hewlett Packard Enterprise Co. 12,523 210,386 12,478 6 .1
Huntington Ingalls Industries, Inc. 1,163 264,699 14,293 6 .9
Keurig Dr Pepper, Inc. 7,168 224,143 (287) (0 .1)
Kroger Co. (The) 5,716 268,652 4,744 2 .3

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
McDonald's Corp. 719 214,557 8,355 4 .1
McKesson Corp. 525 224,338 17,535 8 .5
Microchip Technology, Inc. 2,036 182,405 19,383 9 .4
Microsoft Corp. 1,817 618,761 24,230 11 .8
Molson Coors Beverage Co. 3,398 223,724 (2,107) (1 .0)
NVIDIA Corp. 527 222,932 16,438 8 .0
PACCAR, Inc. 2,255 188,631 15,379 7 .5
Salesforce, Inc. 1,111 234,710 (4,500) (2 .2)
Synchrony Financial 5,474 185,678 1,269 0 .6
TD SYNNEX Corp. 2,336 219,584 2,359 1 .1
Toll Brothers, Inc. 2,548 201,470 12,179 5 .9
Valero Energy Corp. 1,819 213,369 7,092 3 .4
Walmart, Inc. 2,637 414,484 10,785 5 .2
Western Union Co. (The) 23,803 279,209 (1,666) (0 .8)
Short Positions
Common Stocks
United States
Aflac, Inc. (2,651) (185,040) (2,200) (1 .1)
Aon plc (573) (197,800) (17,694) (8 .6)
Ball Corp. (3,592) (209,090) (20,223) (9 .8)
Chart Industries, Inc. (1,151) (183,918) (32,138) (15 .6)
Choice Hotels International, Inc. (2,005) (235,628) (721) (0 .4)
Churchill Downs, Inc. (1,420) (197,621) 611 0 .3
Envestnet, Inc. (3,225) (191,404) (16,543) (8 .0)
Kohl's Corp. (8,892) (204,961) (8,803) (4 .3)
Southern Co. (The) (2,541) (178,505) 2,566 1 .2
Vistra Corp. (7,694) (201,968) (11,002) (5 .3)
Welltower, Inc. (2,274) (183,944) 478 0 .2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.46% to 0.30%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
24 months
maturity
ranging from
01/28/2025
- 05/23/2025 $3,201,761 $20,496 $3,876 $24,372

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Ampol Ltd. 4,123 82,363 1,010 4 .1
ANZ Group Holdings Ltd. 7,514 118,945 4,971 20 .4
APA Group 4,610 29,827 (668) (2 .7)
Aristocrat Leisure Ltd. 2,808 72,651 1,832 7 .5
Atlas Arteria Ltd. 6,139 25,495 263 1 .1
Aurizon Holdings Ltd. 50,641 132,487 2,947 12 .1
BlueScope Steel Ltd. 11,372 156,511 2,805 11 .5
Brambles Ltd. 11,365 109,281 2,760 11 .3
Cochlear Ltd. 263 40,294 364 1 .5
Coles Group Ltd. 8,869 108,901 902 3 .7
Computershare Ltd. 5,158 80,496 3,598 14 .8
Fortescue Metals Group Ltd. 1,230 18,252 766 3 .1
Harvey Norman Holdings Ltd. 18,386 42,765 3,572 14 .7
Incitec Pivot Ltd. 59,341 108,586 2,645 10 .9
JB Hi-Fi Ltd. 4,931 144,314 7,831 32 .1
National Australia Bank Ltd. 1,503 26,435 833 3 .4
Orica Ltd. 2,566 25,421 (151) (0 .6)
Pilbara Minerals Ltd. 14,422 47,400 997 4 .1
Qantas Airways Ltd. 41,124 170,423 4,410 18 .1
QBE Insurance Group Ltd. 1,447 15,108 437 1 .8
Qube Holdings Ltd. 21,644 41,253 1,170 4 .8
Sonic Healthcare Ltd. 6,395 152,084 4,218 17 .3
Suncorp Group Ltd. 8,764 78,746 632 2 .6
Telstra Group Ltd. 33,941 97,367 (82) (0 .3)
Westpac Banking Corp. 4,414 62,849 2,042 8 .4
Worley Ltd. 2,908 30,706 487 2 .0
New Zealand
Xero Ltd. 313 25,078 1,477 6 .1
Short Positions
Common Stocks
Australia
ALS Ltd. (2,074) (15,497) (79) (0 .3)
Alumina Ltd. (52,712) (48,890) (2,364) (9 .7)
carsales.com Ltd. (1,254) (20,053) (531) (2 .2)
Cleanaway Waste Management Ltd. (40,779) (70,547) (2,091) (8 .6)
Commonwealth Bank of Australia (2,088) (139,785) (3,572) (14 .7)
Domino's Pizza Enterprises Ltd. (2,152) (66,899) (4,511) (18 .5)
Endeavour Group Ltd. (3,626) (15,261) (309) (1 .3)
IDP Education Ltd. (5,435) (80,486) (2,246) (9 .2)
IGO Ltd. (2,680) (27,354) (1,164) (4 .8)
Lynas Rare Earths Ltd. (10,519) (48,336) 574 2 .4

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Macquarie Group Ltd. (376) (44,739) (1,495) (6 .1)
Medibank Pvt Ltd. (9,906) (23,269) 355 1 .5
Mineral Resources Ltd. (1,129) (54,071) (1,861) (7 .6)
NEXTDC Ltd. (2,762) (23,291) (660) (2 .7)
Northern Star Resources Ltd. (2,707) (22,054) 577 2 .4
Pro Medicus Ltd. (1,322) (58,182) (535) (2 .2)
REA Group Ltd. (792) (76,082) (5,506) (22 .6)
Reece Ltd. (4,640) (57,803) (1,455) (6 .0)
Washington H Soul Pattinson & Co. Ltd. (1,105) (23,458) 23 0 .1
Wesfarmers Ltd. (593) (19,551) (471) (1 .9)
WiseTech Global Ltd. (341) (18,291) (736) (3 .0)
Woolworths Group Ltd. (1,356) (35,929) (212) (0 .9)
United States
James Hardie Industries plc (3,493) (93,179) (2,781) (11 .4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
or CORRA plus or minus a
specified spread (-0.77% to
0.23%), which is denominated
in CAD based on the local
currencies of the positions
within the swap.
13-14 months
maturity
ranging from
02/26/2024
- 08/26/2024 $3,784,328 $31,444 $22,092 $53,536
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd. 1,102 55,027 1,215 2 .3
Air Canada 4,555 85,925 7,324 13 .7
Alamos Gold, Inc. 2,812 33,496 1,104 2 .1
Atco Ltd. 2,841 84,581 600 1 .1
Bank of Montreal 1,156 104,400 1,981 3 .7
Bank of Nova Scotia (The) 2,538 126,981 4,291 8 .0
Canadian Imperial Bank of Commerce 2,230 95,210 370 0 .7
Canadian National Railway Co. 396 47,953 1,250 2 .3
Canadian Tire Corp. Ltd. 311 42,520 2,118 4 .0
Canadian Utilities Ltd. 1,784 46,204 13 0 .0
CGI, Inc. 309 32,585 1,414 2 .6
Empire Co. Ltd. 2,438 69,252 1,509 2 .8

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Finning International, Inc. 3,343 102,832 2,372 4 .4
George Weston Ltd. 868 102,620 1,173 2 .2
iA Financial Corp., Inc. 1,051 71,600 1,825 3 .4
Loblaw Cos. Ltd. 732 67,014 1,625 3 .0
Magna International, Inc. 918 51,827 3,347 6 .3
Metro, Inc. 708 39,987 919 1 .7
National Bank of Canada 547 40,754 1,012 1 .9
Northland Power, Inc. 1,897 39,565 673 1 .3
Nutrien Ltd. 1,846 108,983 (320) (0 .6)
Open Text Corp. 2,121 88,218 3,746 7 .0
Parkland Corp. 3,815 95,033 2,102 3 .9
Pembina Pipeline Corp. 3,165 99,507 3,130 5 .8
SSR Mining, Inc. 2,399 34,027 471 0 .9
Stantec, Inc. 696 45,440 1,839 3 .4
Sun Life Financial, Inc. 2,643 137,781 3,312 6 .2
Toromont Industries Ltd. 855 70,239 3,769 7 .0
Toronto-Dominion Bank (The) 765 47,416 1,634 3 .1
West Fraser Timber Co. Ltd. 1,474 126,632 7,388 13 .8
Short Positions
Common Stocks
Canada
Algonquin Power & Utilities Corp. (6,438) (53,215) (146) (0 .3)
BCE, Inc. (1,130) (51,521) (1,271) (2 .4)
Brookfield Corp. (1,398) (47,066) (3,377) (6 .3)
Cameco Corp. (1,922) (60,195) (3,076) (5 .7)
Constellation Software, Inc. (23) (47,654) (1,639) (3 .1)
Dollarama, Inc. (1,080) (73,144) (2,299) (4 .3)
Element Fleet Management Corp. (3,326) (50,665) (452) (0 .8)
Emera, Inc. (1,981) (81,588) (1,525) (2 .8)
Enbridge, Inc. (894) (33,229) (520) (1 .0)
Franco-Nevada Corp. (345) (49,171) (1,487) (2 .8)
GFL Environmental, Inc. (2,728) (105,928) (5,025) (9 .4)
Kinaxis, Inc. (218) (31,151) (2,266) (4 .2)
Pan American Silver Corp. (3,275) (47,713) (148) (0 .3)
Rogers Communications, Inc. (2,427) (110,729) (2,876) (5 .4)
Royal Bank of Canada (434) (41,449) (950) (1 .8)
Thomson Reuters Corp. (464) (62,647) (333) (0 .6)
TMX Group Ltd. (1,955) (43,992) (1,845) (3 .4)
WSP Global, Inc. (342) (45,184) (1,389) (2 .6)
United States
Brookfield Renewable Corp. (1,276) (40,252) 106 0 .2
BRP, Inc. (384) (32,462) (2,116) (4 .0)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-11.22% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 06/25/2025 $3,098,249 $(20,390) $45,658 $25,268
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 7,006 275,622 6,513 25 .8
Adecco Group AG (Registered) 508 16,638 439 1 .7
Alcon, Inc. 364 30,198 925 3 .7
Baloise Holding AG (Registered) 81 11,914 (330) (1 .3)
Barry Callebaut AG (Registered) 25 48,302 1,210 4 .8
Clariant AG (Registered) 4,322 62,524 2,116 8 .4
DKSH Holding AG 785 58,430 808 3 .2
Galenica AG 487 39,372 577 2 .3
Georg Fischer AG (Registered) 1,326 99,729 4,174 16 .5
Helvetia Holding AG (Registered) 390 52,858 (780) (3 .1)
Julius Baer Group Ltd. 212 13,379 375 1 .5
Kuehne + Nagel International AG (Registered) 30 8,887 192 0 .8
Novartis AG (Registered) 3,711 374,141 5,466 21 .6
SGS SA (Registered) 286 27,056 586 2 .3
Sonova Holding AG (Registered) 233 62,173 1,570 6 .2
Temenos AG (Registered) 168 13,377 478 1 .9
UBS Group AG (Registered) 2,314 46,902 1,503 5 .9
United States
Holcim AG 792 53,387 790 3 .1
Roche Holding AG 867 264,843 398 1 .6
Swiss Re AG 744 74,968 1,785 7 .1
Short Positions
Common Stocks
Austria
ams-OSRAM AG (1,216) (8,764) (175) (0 .7)
Switzerland
Bachem Holding AG (975) (85,133) (2,780) (11 .0)
Belimo Holding AG (Registered) (63) (31,488) (2,306) (9 .1)
BKW AG (265) (46,852) (1,938) (7 .7)
Chocoladefabriken Lindt & Spruengli AG (1) (12,573) (373) (1 .5)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Cie Financiere Richemont SA (Registered) (56) (9,513) (300) (1 .2)
Dufry AG (Registered) (963) (43,924) (2,609) (10 .3)
EMS-Chemie Holding AG (Registered) (130) (98,515) (1,856) (7 .3)
Geberit AG (Registered) (106) (55,553) (1,561) (6 .2)
Givaudan SA (Registered) (16) (53,071) (51) (0 .2)
Idorsia Ltd. (558) (4,035) 285 1 .1
Logitech International SA (Registered) (993) (59,267) (3,984) (15 .8)
Lonza Group AG (Registered) (58) (34,667) (854) (3 .4)
Partners Group Holding AG (128) (120,684) (3,988) (15 .8)
Schindler Holding AG (104) (24,420) (1,111) (4 .4)
SIG Group AG (6,977) (192,752) (3,019) (11 .9)
Sika AG (Registered) (391) (111,983) (5,698) (22 .5)
Straumann Holding AG (Registered) (993) (161,468) (8,033) (31 .8)
Swiss Life Holding AG (Registered) (78) (45,684) 469 1 .9
Swisscom AG (Registered) (36) (22,469) (146) (0 .6)
Tecan Group AG (Registered) (94) (36,122) (2,494) (9 .9)
VAT Group AG (363) (150,360) (6,831) (27 .0)
United States
Nestle SA (Registered) (451) (54,252) 168 0 .7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-1.50% to 0.23%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
25 months
maturity
02/25/2025 $1,386,554 $7,701 $31,825 $39,526
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 53 93,187 601 1 .5
Carlsberg A/S 716 114,654 3,164 8 .0
Genmab A/S 272 103,076 (525) (1 .3)
ISS A/S 6,736 142,497 4,983 12 .6
Novo Nordisk A/S 1,055 170,425 4,216 10 .7
Pandora A/S 1,476 131,927 5,212 13 .2
ROCKWOOL A/S 77 19,913 1,344 3 .4

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Ambu A/S (839) (13,754) (302) (0 .8)
Coloplast A/S (385) (48,177) (512) (1 .3)
Demant A/S (357) (15,111) (435) (1 .1)
DSV A/S (257) (53,981) (2,833) (7 .2)
GN Store Nord A/S (1,749) (43,740) (1,627) (4 .1)
Novozymes A/S (2,897) (135,171) (1,349) (3 .4)
Orsted A/S (1,000) (94,802) (2,885) (7 .3)
Royal Unibrew A/S (497) (44,488) (1,107) (2 .8)
Tryg A/S (3,289) (71,227) 593 1 .5
Vestas Wind Systems A/S (3,401) (90,424) (837) (2 .1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-65.00% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
02/25/2025
- 06/25/2025 $15,964,293 $63,000 $32,314 $95,314
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Proximus SADP 16,287 121,456 1,848 1 .9
Finland
Nokia OYJ 30,915 129,529 3,430 3 .6
France
AXA SA 4,003 118,294 2,431 2 .6
Cie de Saint-Gobain 2,915 177,484 5,750 6 .0
Eiffage SA 2,199 229,594 3,077 3 .2
LVMH Moet Hennessy Louis Vuitton SE 128 120,693 4,065 4 .3
Orange SA 9,853 115,147 3,545 3 .7
Rexel SA 8,318 205,570 7,247 7 .6
Safran SA 810 126,935 3,935 4 .1
Sodexo SA 1,574 173,325 (2,295) (2 .4)
Thales SA 957 143,386 6,429 6 .7

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Germany
Bayerische Motoren Werke AG 1,726 212,310 6,566 6 .9
Deutsche Bank AG (Registered) 16,745 176,036 8,335 8 .7
Deutsche Lufthansa AG (Registered) 13,368 137,069 3,203 3 .4
GEA Group AG 2,884 120,742 1,910 2 .0
Mercedes-Benz Group AG 1,717 138,204 3,343 3 .5
Siemens AG (Registered) 930 155,032 (2,752) (2 .9)
thyssenkrupp AG 14,989 117,400 717 0 .8
Italy
Assicurazioni Generali SpA 7,912 160,898 3,077 3 .2
Leonardo SpA 10,545 119,737 2,657 2 .8
Prysmian SpA 3,835 160,394 14,220 14 .9
UniCredit SpA 9,468 220,165 10,539 11 .1
Unipol Gruppo SpA 30,360 162,244 4,153 4 .4
Netherlands
ASML Holding NV 278 201,641 5,281 5 .5
ASR Nederland NV 3,011 135,807 5,171 5 .4
Koninklijke Ahold Delhaize NV 5,864 199,921 6,454 6 .8
Singapore
STMicroelectronics NV 3,062 152,712 7,268 7 .6
Spain
Banco de Sabadell SA 146,220 168,584 7,593 8 .0
Banco Santander SA 38,715 143,328 13,063 13 .7
Industria de Diseno Textil SA 3,470 134,594 6,119 6 .4
Redeia Corp. SA 9,252 155,591 (4,528) (4 .8)
United States
Sanofi 1,419 152,764 1,267 1 .3
Stellantis NV 13,814 242,861 13,980 14 .7
Short Positions
Common Stocks
France
Air Liquide SA (1,133) (203,187) (5,720) (6 .0)
Airbus SE (1,047) (151,377) (5,527) (5 .8)
Alstom SA (5,402) (161,254) (1,862) (2 .0)
L'Oreal SA (272) (126,882) (6,987) (7 .3)
Sartorius Stedim Biotech (584) (145,856) (1,644) (1 .7)
Germany
adidas AG (1,432) (277,991) (2,068) (2 .2)
Covestro AG (2,621) (136,378) 5,480 5 .7
Siemens Healthineers AG (2,733) (154,894) (4,171) (4 .4)
Italy
Davide Campari-Milano NV (8,765) (121,476) (5,030) (5 .3)
Ferrari NV (838) (273,982) (16,480) (17 .3)
Luxembourg
Eurofins Scientific SE (2,513) (159,696) (5,749) (6 .0)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Netherlands
Adyen NV (124) (214,727) (6,216) (6 .5)
ASM International NV (313) (132,901) (3,797) (4 .0)
Koninklijke Philips NV (10,428) (225,950) (11,114) (11 .7)
South Korea
Delivery Hero SE (3,141) (138,581) (14,113) (14 .8)
Spain
Cellnex Telecom SA (7,293) (294,665) (7,217) (7 .6)
Preferred Stocks
Germany
Sartorius AG (Preference) (483) (167,340) (5,166) (5 .4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 04/25/2025 $5,481,590 $41,745 $(119,151) $(77,406)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Italy
Coca-Cola HBC AG 2,074 61,867 759 (1 .0)
Nigeria
Airtel Africa plc 39,576 54,182 (1,659) 2 .1
United Kingdom
Associated British Foods plc 2,125 53,811 1,536 (2 .0)
BAE Systems plc 9,026 106,428 1,151 (1 .5)
Barclays plc 111,019 216,886 12,557 (16 .2)
Barratt Developments plc 32,793 172,351 307 (0 .4)
BT Group plc 35,642 55,464 (2,317) 3 .0
Burberry Group plc 4,188 113,007 (283) 0 .4
DCC plc 1,520 85,031 789 (1 .0)
DS Smith plc 25,734 89,049 1,625 (2 .1)
Hiscox Ltd. 3,557 49,315 888 (1 .1)
Howden Joinery Group plc 11,561 94,458 1,694 (2 .2)
HSBC Holdings plc 12,844 101,697 3,157 (4 .1)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Inchcape plc 5,624 55,658 1,946 (2 .5)
Informa plc 6,020 55,584 2,035 (2 .6)
InterContinental Hotels Group plc 1,704 117,792 4,567 (5 .9)
Intertek Group plc 1,467 79,523 267 (0 .3)
Legal & General Group plc 33,085 95,791 1,293 (1 .7)
Man Group plc 27,388 76,059 1,171 (1 .5)
Marks & Spencer Group plc 59,850 146,706 3,694 (4 .8)
Pearson plc 8,370 87,750 946 (1 .2)
Reckitt Benckiser Group plc 1,998 150,151 (3,517) 4 .5
Rolls-Royce Holdings plc 43,703 84,041 (1,877) 2 .4
Sage Group plc (The) 4,496 52,814 3,252 (4 .2)
Smiths Group plc 6,729 140,782 1,571 (2 .0)
Taylor Wimpey plc 83,743 109,401 229 (0 .3)
Unilever plc 2,301 119,823 1,179 (1 .5)
Vodafone Group plc 147,588 139,150 7,832 (10 .1)
Whitbread plc 1,127 48,514 923 (1 .2)
United States
GSK plc 10,265 181,922 (3,171) 4 .1
Short Positions
Common Stocks
Chile
Antofagasta plc (7,826) (145,536) 667 (0 .9)
Hong Kong
Prudential plc (6,630) (93,638) (2,996) 3 .9
South Africa
Anglo American plc (1,931) (54,982) 809 (1 .0)
United Kingdom
abrdn plc (21,365) (59,330) (3,110) 4 .0
Admiral Group plc (3,104) (82,206) 2,707 (3 .5)
Ashtead Group plc (744) (51,582) (1,296) 1 .7
AstraZeneca plc (370) (53,041) 20 (0 .0)
B&M European Value Retail SA (16,797) (118,962) 4,125 (5 .3)
Berkeley Group Holdings plc (1,435) (71,535) (1,425) 1 .8
Croda International plc (916) (65,480) (567) 0 .7
Halma plc (2,645) (76,560) (812) 1 .0
Hargreaves Lansdown plc (4,932) (51,126) (2,596) 3 .4
Next plc (673) (59,013) (1,696) 2 .2
Rentokil Initial plc (15,832) (123,786) 956 (1 .2)
Severn Trent plc (2,796) (91,150) 3,837 (5 .0)
Smith & Nephew plc (2,972) (47,948) (1,183) 1 .5
Spirax-Sarco Engineering plc (596) (78,555) (1,879) 2 .4
St James's Place plc (4,562) (63,090) (1,764) 2 .3
United Utilities Group plc (7,859) (96,096) 3,055 (3 .9)
United States
Experian plc (2,239) (85,935) (3,245) 4 .2

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-0.30% to 0.26%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
01/27/2025
- 05/06/2025 $1,454,285 $10,269 $(22,621) $(12,352)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 47,500 145,508 632 (5 .1)
Hong Kong
ASMPT Ltd. 5,200 51,374 2,532 (20 .5)
CK Asset Holdings Ltd. 14,500 80,573 449 (3 .6)
Hang Lung Properties Ltd. 7,000 10,832 (120) 1 .0
Hang Seng Bank Ltd. 700 9,979 108 (0 .9)
Henderson Land Development Co. Ltd. 16,000 47,648 277 (2 .2)
HKT Trust & HKT Ltd. 5,000 5,822 54 (0 .4)
Hong Kong Exchanges & Clearing Ltd. 100 3,789 (17) 0 .1
Man Wah Holdings Ltd. 101,600 68,017 3,577 (29 .0)
MTR Corp. Ltd. 9,000 41,432 27 (0 .2)
New World Development Co. Ltd. 34,000 84,033 (664) 5 .4
Power Assets Holdings Ltd. 5,000 26,247 373 (3 .0)
Sino Land Co. Ltd. 24,000 29,547 450 (3 .6)
Sun Hung Kai Properties Ltd. 10,500 132,663 3,088 (25 .0)
Swire Pacific Ltd. 5,500 42,255 4,598 (37 .2)
Swire Properties Ltd. 16,200 39,915 1,379 (11 .2)
WH Group Ltd. 156,500 83,348 (135) 1 .1
Macau
Sands China Ltd. 3,600 12,329 (305) 2 .5
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (24,600) (63,656) 1,799 (14 .6)
ESR Group Ltd. (28,800) (49,601) (1,821) 14 .7
Xinyi Glass Holdings Ltd. (33,000) (51,590) (2,401) 19 .4
Hong Kong
AIA Group Ltd. (8,200) (83,283) (2,602) 21 .1
CLP Holdings Ltd. (1,500) (11,683) (178) 1 .4
Hong Kong & China Gas Co. Ltd. (25,000) (21,650) (306) 2 .5

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong (continued)
Techtronic Industries Co. Ltd. (9,500) (103,888) (1,444) 11 .7
Wharf Real Estate Investment Co. Ltd. (23,000) (115,399) 246 (2 .0)
Macau
Galaxy Entertainment Group Ltd. (6,000) (38,224) 673 (5 .4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
25 months
maturity
02/25/2025 $489,475 $5,330 $(611) $4,719
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 1,340 47,345 230 4 .9
Norway
Leroy Seafood Group ASA 8,133 30,863 (325) (6 .9)
Mowi ASA 2,274 36,079 85 1 .8
Norsk Hydro ASA 7,992 47,642 436 9 .2
Orkla ASA 6,211 44,660 497 10 .5
Telenor ASA 3,701 37,526 (195) (4 .1)
United Kingdom
Subsea 7 SA 2,905 36,183 5,451 115 .5
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (358) (21,416) 830 17 .6
Norway
Gjensidige Forsikring ASA (1,102) (17,654) (26) (0 .5)
Kongsberg Gruppen ASA (128) (5,818) (178) (3 .8)
Salmar ASA (2,271) (91,517) (1,850) (39 .2)
Schibsted ASA (1,610) (28,274) 8 0 .2
TOMRA Systems ASA (2,766) (44,498) 367 7 .8

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-3.50% to 0.23%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
25 months
maturity
02/25/2025 $2,315,327 $31,805 $9,026 $40,831
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 5,136 55,945 2,391 5 .9
Guatemala
Millicom International Cellular SA 4,109 62,875 (3,606) (8 .8)
Sweden
Assa Abloy AB 5,821 139,919 6,880 16 .8
Axfood AB 807 17,079 349 0 .9
Billerud AB 9,447 71,897 (488) (1 .2)
Boliden AB 1,569 45,467 362 0 .9
Elekta AB 5,943 45,977 1,895 4 .6
Essity AB 2,303 61,333 71 0 .2
Evolution AB 290 36,750 402 1 .0
Getinge AB 1,017 17,842 737 1 .8
H & M Hennes & Mauritz AB 8,990 154,604 24,055 58 .9
Saab AB 1,237 66,966 2,119 5 .2
Sandvik AB 2,690 52,520 1,341 3 .3
Skandinaviska Enskilda Banken AB 1,682 18,603 599 1 .5
Skanska AB 4,607 64,638 2,658 6 .5
SKF AB 2,139 37,273 28 0 .1
SSAB AB 5,522 38,290 (928) (2 .3)
Svenska Handelsbanken AB 8,635 72,294 1,343 3 .3
Swedbank AB 2,090 35,271 342 0 .8
Swedish Orphan Biovitrum AB 611 11,942 159 0 .4
Tele2 AB 2,785 23,033 113 0 .3
Telefonaktiebolaget LM Ericsson 24,931 135,458 9,732 23 .8
Telia Co. AB 1,658 3,637 34 0 .1
Trelleborg AB 1,061 25,750 (339) (0 .8)
Volvo AB 5,017 103,827 4,328 10 .6
Volvo Car AB 5,807 23,104 604 1 .5
United States
Sinch AB 8,417 19,007 (511) (1 .3)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Sweden
Alfa Laval AB (638) (23,273) (930) (2 .3)
Atlas Copco AB (2,995) (43,238) (613) (1 .5)
Beijer Ref AB (4,774) (60,981) (2,774) (6 .8)
Electrolux AB (3,188) (43,566) (2,110) (5 .2)
Embracer Group AB (1,243) (3,108) 3 0 .0
Epiroc AB (3,508) (66,448) (909) (2 .2)
EQT AB (8,635) (166,239) (1,551) (3 .8)
Hexagon AB (9,562) (117,616) (3,647) (8 .9)
Hexpol AB (2,514) (26,694) (820) (2 .0)
Holmen AB (1,077) (38,708) (453) (1 .1)
Husqvarna AB (5,016) (45,513) (1,331) (3 .3)
Indutrade AB (3,045) (68,727) (1,025) (2 .5)
Lifco AB (1,879) (40,920) (1,930) (4 .7)
Nibe Industrier AB (5,817) (55,310) (2,347) (5 .7)
Securitas AB (6,472) (53,159) (2,573) (6 .3)
Svenska Cellulosa AB SCA (1,608) (20,526) 145 0 .4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.30% to 0.27%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
01/27/2025
- 05/02/2025 $743,666 $10,413 $8,685 $19,098
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 15,300 43,103 (679) (3 .6)
Yangzijiang Shipbuilding Holdings Ltd. 109,600 121,939 12,533 65 .6
Singapore
City Developments Ltd. 19,200 95,769 1,075 5 .6
Genting Singapore Ltd. 49,400 34,445 657 3 .4
Oversea-Chinese Banking Corp. Ltd. 12,500 113,712 118 0 .6
Seatrium Ltd. 568,200 52,701 183 1 .0
Singapore Airlines Ltd. 11,300 59,868 (2,632) (13 .8)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Singapore (continued)
Singapore Telecommunications Ltd. 29,400 54,454 541 2 .8
United Overseas Bank Ltd. 2,200 45,653 332 1 .7
Short Positions
Common Stocks
Singapore
DBS Group Holdings Ltd. (2,000) (46,706) (18) (0 .1)
Keppel Corp. Ltd. (3,400) (16,921) (152) (0 .8)
Singapore Technologies Engineering Ltd. (19,800) (54,028) (1,614) (8 .5)
Venture Corp. Ltd. (400) (4,367) 69 0 .4
Collateral pledged to, or (received from), each counterparty at June 30, 2023 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
CITI
Investment Companies $ 102,922 $ – $ 102,922
GSIN
Cash 10,102,038 – 10,102,038
MLIN
Cash (150,149) – (150,149)

Schedule of Investments
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
The accompanying notes are an integral part of these financial statements.
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System Depository Interest
CVA - Dutch Certification
CVR - Contingent Value Rights
OYJ - Public Traded Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
SDR - Swedish Depositary Receipt
Currencies
AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss franc
CLP - Chilean peso
CNY - Chinese renminbi
COP - Colombian peso
CZK - Czech Republic koruna
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
HUF - Hungarian forint
IDR - Indonesian rupiah
ILS - Israeli shekel
INR - Indian rupee
JPY - Japanese yen
KRW - Korean won
MXN - Mexican peso
MYR - Malaysian ringgit
NOK - Norwegian krone
NZD - New Zealand dollar
PHP - Philippine peso
PLN - Poland zloty
SEK - Swedish krona
SGD - Singapore dollar
THB - Thai baht
TWD - New Taiwan dollar
USD - United States dollar
ZAR - South African rand
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
BARC - Barclays Capital, Inc.
BNPP - BNP Paribas SA
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
JPPC - J.P. Morgan Securities plc
MLIN - Merrill Lynch International
MSCL - Morgan Stanley & Co. LLC
MSCS - Morgan Stanley Capital Services LLC
MSIP - Morgan Stanley & Co. International plc

Schedule of Investments
AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
June 30, 2023 (Unaudited)
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 3.72%
Australian Bank-Bill Reference Rate (“BBR”): 4.14%
Australian Overnight Indexed Swap Rate (“AOISR”): 4.07%
Bank of Japan Estimate Unsecured Overnight Call Rate (“MUTSC”): -0.08%
Canadian Bankers’ Acceptance Rate ("BA"): 5.27%
Canadian Dollar Offered Rate (“CDOR”): 5.27%
Canadian Overnight Repo Rate Average ("CORRA"): 4.75%
Copenhagen Interbank Offered Rate(“CIBOR”): 3.44%
Denmark Tomorrow/Next : 3.21%
Euro Short-Term Rate ("ESTR"): 3.40%
Federal Funds Floating Rate: 5.08%
Hong Kong Interbank Offered Rate (“HIBOR”): 4.93%
Hong Kong Overnight Index Average (“HONIX”): 5.62%
Johannesburg Interbank Agreed Rate (“JIBAR”): 8.34%
Mexico Equilibrium Interbank Interest Rate ("TIIE"): 11.50%
Norway Interbank Offered Rate ("NIBOR"): 4.01%
Norwegian Overnight Weighted Average ("NOWA"): 3.96%
Overnight Bank Funding Rate ("OBFR"): 5.07%
Rand Overnight Deposit Rate: 8.07%
Reserve Bank of Australia Cash Rate (“RBACR”): 4.07%
Singapore Overnight Rate Average (“SORA”): 4.00%
Sterling Overnight Index Average (“SONIA”): 4.93%
Swiss Average Rate Overnight (“SARON”): 1.71%
Tel Aviv Interbank Offer Rate ("TELBOR"): 4.79%
Tokyo Overnight Average Rate (“TONAR”): -0.08%
Warsaw Interbank Offered Rate(“WIBOR”): 6.76%

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
June 30, 2023 (Unaudited)
AQR
ALTERNATIVE
RISK PREMIA
FUND
*
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 349,509,281 $ 1,400,609,799 $ 6,344,820 $ 207,588,266
Investments in securities of affiliated issuers, at cost ............. — 492,816,039 305,583,451 —
Investments in securities of unaffiliated issuers, at value .......... $ 413,684,415 $ 1,390,049,298 $ 6,345,616 $ 209,705,327
Investments in securities of affiliated issuers, at value ............ — 492,969,674 317,306,006 —
Cash ................................................. — 375,469 8,254 —
Cash denominated in foreign currencies
‡
...................... 694,305 1,235,277 — 3,194,044
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 3,930,459 492 — 721
Unrealized appreciation on OTC swaps ....................... 159,766 1,156,602 — 2,234,842
Deposits for securities sold short ............................ 17,093,415 20,271,002 — 320,000
Due from broker ........................................ 676,835 32,624,761 — —
Deposits with brokers for centrally cleared swaps (unamortized upfront premium (received) $ (2,886,827) , $ (193,397) , $ — and $ — , respectively ) ........................................... 2,114,802 6,095,065 — —
Deposits with brokers for futures contracts ..................... 18,967,833 4,551,939 — —
Variation margin on centrally cleared swaps .................... 16,929 — — —
Variation margin on futures contracts ......................... 471,331 41,786 — —
Receivables:
Securities sold ....................................... — 9,151,170 1,688,961 —
Foreign tax reclaims ................................... 344,107 32,449 — 270,694
Dividends and interest .................................. 813,393 4,028,367 26,771 447,506
Capital shares sold .................................... 49,610 1,934,532 2,545,273 622,739
Due from Investment Adviser ............................. — — 3,907 —
Due from custodian .................................... — 26,487 — —
Prepaid expenses .......................................
20,879 70,034 83,786 41,257
Total Assets 459,038,079 1,964,614,404 328,008,574 216,837,130
LIABILITIES:
Securities sold short, at value (proceeds   $ 310,184,583 , $ 186,097,399 ,
$ – and $ 7,072,541 , respectively ) ............................ 282,284,146 185,626,547 — 7,596,848
Due to custodian ........................................ 2,350,730 — — 319,993
Due to broker .......................................... 748,457 2,932,641 — 1,406,207
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 2,148,813 608,063 — 23,460
Unrealized depreciation on OTC swaps ....................... 203,478 39,204,028 — 423,098
Variation margin on centrally cleared swaps .................... — 663,723 — —
Variation margin on futures contracts ......................... 1,273,737 1,850,503 — —
Payables: – – – –
Securities purchased ................................... 1,231 5,053,869 3,988,222 10,656
Accrued investment advisory fees ......................... 140,508 1,413,116 — 167,324
Accrued distribution fees—Class N ........................ 1,209 12,167 4,015 4,623
Capital shares redeemed ............................... 91,650 1,206,442 115,995 64,944
Dividends and interest payable on securities sold short ......... 435,398 17,199 — 4,019
Other accrued expenses and liabilities ........................
62,119 308,209 57,274 108,939
Total Liabilities 289,741,476 238,896,507 4,165,506 10,130,111
Net Assets $ 169,296,603 $ 1,725,717,897 $ 323,843,068 $ 206,707,019
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 195,032,430 $ 1,880,528,064 $ 319,147,412 $ 181,857,700
Total distributable earnings (loss) ...........................
(25,735,827) (154,810,167) 4,695,656 24,849,319
Net Assets $ 169,296,603 $ 1,725,717,897 $ 323,843,068 $ 206,707,019
NET ASSETS:
Class I ............................................... $ 58,605,009 $ 1,180,963,262 $ 303,066,197 $ 121,092,548
Class N ............................................... 6,077,222 58,819,258 20,121,056 22,156,737
Class R6 .............................................. 104,614,372 485,935,377 655,815 63,457,734
SHARES OUTSTANDING: – – – –
Class I ............................................... 5,930,482 99,854,360 25,607,462 13,238,646
Class N ............................................... 620,097 4,983,961 1,705,969 2,462,837
Class R6 .............................................. 10,541,227 41,088,099 55,328 6,905,236
NET ASSET VALUE: – – – –
Class I ............................................... $ 9.88 $ 11.83 $ 11.84 $ 9.15
Class N ............................................... $ 9.80 $ 11.80 $ 11.79 $ 9.00
Class R6 .............................................. $ 9.92 $ 11.83 $ 11.85 $ 9.19
‡
Cash denominated in foreign currencies, at cost ............... $ 687,324 $ 1,308,478 $ — $ 3,201,445
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
June 30, 2023 (Unaudited)
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
*
AQR MANAGED
FUTURES
STRATEGY
FUND
*
AQR MANAGED
FUTURES
STRATEGY HV
FUND
*
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 564,301,022 $ 90,606,107 $ 1,341,485,638 $ 140,471,029
Investments in securities of unaffiliated issuers, at value .......... $ 564,286,095 $ 90,776,471 $ 1,340,904,361 $ 140,449,677
Cash denominated in foreign currencies
‡
...................... 10,567,350 449,180 3,267,242 548,903
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 1,275,233 5,215,387 38,055,128 6,045,969
Unrealized appreciation on OTC swaps ....................... 15,118,666 172,756 5,401,161 592,730
Due from broker ........................................ 40,141,850 67,807 313 —
Deposits with brokers for centrally cleared swaps (unamortized upfront premium (received) $ — , $ (4,046,528) , $ (2,897,866) and $ (440,983) ,
respectively ) ........................................... — 4,084,153 14,697,612 2,469,006
Deposits with brokers for futures contracts ..................... 8,739,382 18,774,294 94,363,228 15,586,660
Variation margin on centrally cleared swaps .................... — 126,988 1,025,363 160,659
Variation margin on futures contracts ......................... 1,732,027 916,491 2,677,167 380,432
Receivables:
Securities sold ....................................... — 108,951 173,212 6,910
Foreign tax reclaims ................................... 105,432 2,941 — —
Dividends and interest .................................. 925,321 201,855 1,130,807 159,757
Capital shares sold .................................... 546,542 589,973 1,321,322 1,337,787
Prepaid expenses .......................................
241,881 168,727 65,160 22,510
Total Assets 643,679,779 121,655,974 1,503,082,076 167,761,000
LIABILITIES:
Due to custodian ........................................ 49,368 19,583 6,092 44,400
Due to broker .......................................... 2,220,397 130,368 2,786,534 924,634
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 755,731 5,175,114 29,473,653 4,721,295
Unrealized depreciation on OTC swaps ....................... 5,650,539 153,190 200,151 139,850
Variation margin on futures contracts ......................... — 1,049,737 3,332,691 641,991
Payables: – – – –
Securities purchased ................................... 17,842 287,386 225,378 15,812
Accrued investment advisory fees ......................... 547,937 67,118 1,251,750 160,060
Accrued distribution fees—Class N ........................ 4,464 1,630 13,288 883
Capital shares redeemed ............................... 657,241 56,377 606,771 925,872
Dividends and interest payable on securities sold short ......... 3,909 878 3,513 621
Other accrued expenses and liabilities ........................
231,362 74,499 319,742 113,219
Total Liabilities 10,138,790 7,015,880 38,219,563 7,688,637
Net Assets $ 633,540,989 $ 114,640,094 $ 1,464,862,513 $ 160,072,363
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 546,138,969 $ 117,033,375 $ 2,382,511,683 $ 253,644,351
Total distributable earnings (loss) ...........................
87,402,020 (2,393,281) (917,649,170) (93,571,988)
Net Assets $ 633,540,989 $ 114,640,094 $ 1,464,862,513 $ 160,072,363
NET ASSETS:
Class I ............................................... $ 603,880,630 $ 48,387,481 $ 1,242,875,740 $ 90,636,774
Class N ............................................... 22,378,490 7,793,930 65,058,366 4,370,882
Class R6 .............................................. 7,281,869 58,458,683 156,928,407 65,064,707
SHARES OUTSTANDING: – – – –
Class I ............................................... 43,274,173 4,571,431 140,238,444 10,751,770
Class N ............................................... 1,637,464 751,568 7,416,248 515,450
Class R6 .............................................. 517,882 5,504,522 17,670,182 7,692,375
NET ASSET VALUE: – – – –
Class I ............................................... $ 13.95 $ 10.58 $ 8.86 $ 8.43
Class N ............................................... $ 13.67 $ 10.37 $ 8.77 $ 8.48
Class R6 .............................................. $ 14.06 $ 10.62 $ 8.88 $ 8.46
‡
Cash denominated in foreign currencies, at cost ............... $ 10,563,994 $ 452,179 $ 3,264,035 $ 549,934
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
June 30, 2023 (Unaudited)
AQR MULTI-
ASSET FUND
*
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
*
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 212,908,028 $ 377,121,423 $ 471,187,729 $ 19,290,161
Investments in securities of affiliated issuers, at cost ............. — — 285,385,235 —
Investments in securities of unaffiliated issuers, at value .......... $ 227,961,275 $ 377,147,891 $ 479,675,969 $ 19,292,692
Investments in securities of affiliated issuers, at value ............ — — 285,449,708 —
Cash ................................................. 2,028 — 1,827,712 —
Cash denominated in foreign currencies
‡
...................... 1,002,995 — 8,468,101 134,343
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 2,881,316 — 23,275,260 59,866
Unrealized appreciation on OTC swaps ....................... 48,246 — 21,320,802 725,331
Due from broker ........................................ 88 16,124 2,729,538 10,102,038
Deposits with brokers for centrally cleared swaps (unamortized upfront premium (received) $ — , $ — , $ (23,195,298) and $ — , respectively ) .. — — 16,644,486 —
Deposits with brokers for futures contracts ..................... 11,796,035 45,882,382 141,231,883 —
Variation margin on centrally cleared swaps .................... — — 137,306 —
Variation margin on futures contracts ......................... 758,325 9,226,921 3,240,439 —
Receivables:
Securities sold ....................................... — — 105,544 969
Foreign tax reclaims ................................... 154,335 — 249,455 —
Dividends and interest .................................. 338,640 881,792 1,223,893 64,195
Capital shares sold .................................... 1,813,639 1,136,470 1,488,580 —
Prepaid expenses .......................................
22,672 532,406 155,890 24,272
Total Assets 246,779,594 434,823,986 987,224,566 30,403,706
LIABILITIES:
Securities sold short, at value (proceeds   $ 26,857,112 , $ – , $ 40,974,605
and $ – , respectively ) ..................................... 27,267,616 — 40,306,111 —
Due to custodian ........................................ — — — 26
Due to broker .......................................... 223,515 114 28,794,383 150,176
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 2,575,967 — 10,484,954 35,876
Unrealized depreciation on OTC swaps ....................... 40,936 — 3,438,807 89,758
Variation margin on futures contracts ......................... 378,138 — 9,265,176 —
Payables: – – – –
Securities purchased ................................... 160 — 85,062 —
Accrued investment advisory fees ......................... 85,162 270,511 910,182 11,043
Accrued distribution fees—Class N ........................ 2,297 8,554 7,223 1,607
Capital shares redeemed ............................... — 328,794 1,434,111 —
Dividends and interest payable on securities sold short ......... 27,084 — 22,359 924
Other accrued expenses and liabilities ........................
75,528 163,066 8,984 52,021
Total Liabilities 30,676,403 771,039 94,757,352 341,431
Net Assets $ 216,103,191 $ 434,052,947 $ 892,467,214 $ 30,062,275
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 214,333,189 $ 422,243,384 $ 1,207,034,867 $ 27,109,145
Total distributable earnings (loss) ...........................
1,770,002 11,809,563 (314,567,653) 2,953,130
Net Assets $ 216,103,191 $ 434,052,947 $ 892,467,214 $ 30,062,275
NET ASSETS:
Class I ............................................... $ 110,246,361 $ 357,512,898 $ 361,874,369 $ 11,001,477
Class N ............................................... 11,403,161 41,880,161 36,224,698 7,973,120
Class R6 .............................................. 94,453,669 34,659,888 494,368,147 11,087,678
SHARES OUTSTANDING: – – – –
Class I ............................................... 11,812,592 40,699,022 45,749,160 895,316
Class N ............................................... 1,227,612 4,869,431 4,629,548 650,568
Class R6 .............................................. 10,128,790 3,924,677 62,188,570 901,176
NET ASSET VALUE: – – – –
Class I ............................................... $ 9.33 $ 8.78 $ 7.91 $ 12.29
Class N ............................................... $ 9.29 $ 8.60 $ 7.82 $ 12.26
Class R6 .............................................. $ 9.33 $ 8.83 $ 7.95 $ 12.30
‡
Cash denominated in foreign currencies, at cost ............... $ 1,021,901 $ — $ 8,480,892 $ 136,145
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
June 30, 2023 (Unaudited)
AQR
ALTERNATIVE
RISK PREMIA
FUND
*
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 6,958,732 $ 2,645,211 $ 130,602 $ 2,920,515
Affiliated issuers ...................................... — 12,179,883 — —
Interest income ......................................... 543,348 20,639,636 — 2,115,410
Total Income 7,502,080 35,464,730 130,602 5,035,925
EXPENSES:
Investment advisory fees .................................. 964,952 8,426,414 — 1,111,103
Custody fees ........................................... 7,001 65,686 7,421 3,240
Administration & accounting fees ............................ 37,908 397,137 36,554 47,602
Legal fees ............................................. 6,141 72,592 5,056 5,233
Audit & tax fees ......................................... 67,042 84,320 17,147 53,092
Shareholder reporting fees ................................ 13,552 80,177 13,985 12,507
Transfer agent fees ...................................... 41,557 625,947 148,012 85,192
Trustee fees ........................................... 8,264 54,855 7,848 9,242
Distribution fees—Class N ................................. 7,190 77,087 22,804 29,906
Dividends and interest on securities sold short ................. 3,071,872 1,011,957 — 181,462
Interest expense ........................................ 8,707 33,435 — 64,568
Recoupment of reimbursement ............................. — 32,467 128 —
Registration fees ........................................ 31,077 42,943 54,285 57,127
Other expenses ........................................ 27,757 50,005 2,548 11,947
Total Expenses 4,293,020 11,055,022 315,788 1,672,221
Less expense reimbursements ............................. (129,487) (26,483) (18,389) (109,717)
Net Expenses 4,163,533 11,028,539 297,399 1,562,504
Net Investment Income (Loss) 3,338,547 24,436,191 (166,797) 3,473,421
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 5,719,457 (6,860,736) (11) 987,722
Transactions in investment securities of affiliated issuers ........ — 10,342 (3,578,097) —
Settlement of foreign currency and foreign currency transactions .. (79,121) (4,249) — 40,867
Settlement of forward foreign currency exchange contracts ...... (942,872) 608,734 — (32,912)
Expiration or closing of futures contracts .................... (2,367,151) (796,757) — —
Closed short positions in securities ........................ (16,041,251) 5,729,990 — (126,494)
Expiration or closing of swap contracts ..................... 1,039,599 (59,722,616) — 4,196,847
Expiration or closing of written option contracts (premium-style) ... — 167,528 — —
Net realized gain (loss) (12,671,339) (60,867,764) (3,578,108) 5,066,030
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. 19,990,130 41,420,321 124 1,285,440
Investment securities of affiliated issuers ................... — (7,739) 12,449,828 —
Foreign currency and foreign currency transactions ............ (19,569) (66,803) — (58,381)
Forward foreign currency exchange contracts ................ 2,741,368 (1,267,134) — (8,729)
Futures contracts ..................................... 1,993,530 2,398,604 — —
Short positions in securities .............................. (10,108,846) (18,539,144) — (981,217)
Swap contracts ....................................... 1,716,741 30,065,386 — (1,436,655)
Net change in unrealized appreciation (depreciation) 16,313,354 54,003,491 12,449,952 (1,199,542)
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 3,642,015 (6,864,273) 8,871,844 3,866,488
Net increase (decrease) in net assets resulting from operations $ 6,980,562 $ 17,571,918 $ 8,705,047 $ 7,339,909
________________
†
Net of foreign taxes withheld of ............................ $ 478,991 $ 1,048,257 $ — $ 64,011
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
June 30, 2023 (Unaudited)
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
*
AQR MANAGED
FUTURES
STRATEGY FUND
*
AQR MANAGED
FUTURES
STRATEGY HV
FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 5,113,617 $ 1,721,841 $ 1,301,710 $ 970,989
Affiliated issuers ...................................... — — 6,013,226 —
Interest income ......................................... 8,406,029 1,125,080 23,861,487 2,298,554
Interfund lending income .................................. — — 41,637 —
Total Income 13,519,646 2,846,921 31,218,060 3,269,543
EXPENSES:
Investment advisory fees .................................. 3,281,642 744,937 7,715,883 1,139,259
Custody fees ........................................... 22,274 23,153 33,794 21,546
Administration & accounting fees ............................ 140,612 35,150 346,454 37,054
Legal fees ............................................. 15,979 5,524 46,813 9,833
Audit & tax fees ......................................... 53,605 53,400 66,541 63,898
Shareholder reporting fees ................................ 23,191 12,979 117,115 13,761
Transfer agent fees ...................................... 295,406 60,865 648,775 63,132
Trustee fees ........................................... 21,650 8,670 53,077 8,795
Distribution fees—Class N ................................. 20,258 10,638 78,019 5,503
Interest expense ........................................ 235,575 5,694 112,595 32,431
Registration fees ........................................ 60,969 37,799 75,464 31,403
Other expenses ........................................ 20,362 37,922 63,663 47,251
Total Expenses 4,191,523 1,036,731 9,358,193 1,473,866
Less expense reimbursements ............................. (59,337) (149,054) (60,531) (166,828)
Net Expenses 4,132,186 887,677 9,297,662 1,307,038
Net Investment Income (Loss) 9,387,460 1,959,244 21,920,398 1,962,505
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 154,698 178,355 62,802 (27,860)
Transactions in investment securities of affiliated issuers ........ — — 7,029 —
Settlement of foreign currency and foreign currency transactions .. (170,057) (147,214) (1,388,413) (415,182)
Settlement of forward foreign currency exchange contracts ...... (279,713) (874,228) (4,499,635) (1,001,775)
Expiration or closing of futures contracts .................... 11,823,130 (3,009,363) 440,651 (1,579,105)
Expiration or closing of swap contracts ..................... 25,290,623 365,614 (5,952,526) (1,218,866)
Net realized gain (loss) 36,818,681 (3,486,836) (11,330,092) (4,242,788)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. (150,085) 522,184 (14,304) 17,120
Investment securities of affiliated issuers ................... — — 3,459 —
Foreign currency and foreign currency transactions ............ (369,251) 228,843 423,939 32,887
Forward foreign currency exchange contracts ................ (1,226,612) (942,726) 28,569,504 4,534,570
Futures contracts ..................................... 9,510,006 (1,473,628) (30,208,128) (4,416,438)
Swap contracts ....................................... (3,623,500) (1,045,564) 14,897,953 2,296,967
Net change in unrealized appreciation (depreciation) 4,140,558 (2,710,891) 13,672,423 2,465,106
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 40,959,239 (6,197,727) 2,342,331 (1,777,682)
Net increase (decrease) in net assets resulting from operations $ 50,346,699 $ (4,238,483) $ 24,262,729 $ 184,823
________________
†
Net of foreign taxes withheld of ............................ $ — $ 8,085 $ 26,653 $ 6,405
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
June 30, 2023 (Unaudited)
AQR MULTI-
ASSET FUND
*
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
*
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 2,790,284 $ 5,191,902 $ 2,030,741 $ 271,207
Affiliated issuers ...................................... — — 7,144,649 —
Interest income ......................................... 1,597,365 4,421,402 9,658,754 217,632
Total Income 4,387,649 9,613,304 18,834,144 488,839
EXPENSES:
Investment advisory fees .................................. 562,991 1,847,668 5,568,447 150,451
Custody fees ........................................... 11,847 5,786 13,831 4,810
Administration & accounting fees ............................ 44,207 108,884 201,924 6,446
Legal fees ............................................. 5,892 17,213 34,022 606
Audit & tax fees ......................................... 70,643 53,201 67,842 49,029
Shareholder reporting fees ................................ 9,531 39,556 38,273 6,080
Transfer agent fees ...................................... 68,694 228,628 199,563 16,292
Trustee fees ........................................... 8,306 18,155 31,141 3,880
Distribution fees—Class N ................................. 12,978 54,297 43,326 8,206
Dividends and interest on securities sold short .................. 209,988 — 733,040 —
Interest expense ........................................ 4,449 13,518 322,217 12,321
Registration fees ........................................ 47,313 65,097 51,103 26,766
Tax expense (Note 3 ) .................................... 863 — — —
Other expenses ........................................ 5,747 6,905 56,337 448
Total Expenses 1,063,449 2,458,908 7,361,066 285,335
Less expense reimbursements ............................. (121,088) (97,526) (73,000) (92,304)
Net Expenses 942,361 2,361,382 7,288,066 193,031
Net Investment Income (Loss) 3,445,288 7,251,922 11,546,078 295,808
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 544,016 471,067 1,382,520 937
Transactions in investment securities of affiliated issuers ........ — — (352) —
Settlement of foreign currency and foreign currency transactions .. (52,341) 79,996 (213,427) 11,735
Settlement of forward foreign currency exchange contracts ...... 632,994 — (8,555,663) (23,001)
Expiration or closing of futures contracts .................... (3,030,582) 24,646,042 (12,562,580) —
Closed short positions in securities ........................ (975,580) — (2,035,520) —
Expiration or closing of swap contracts ..................... (615,390) — 7,143,519 1,707,257
Net realized gain (loss) (3,496,883) 25,197,105 (14,841,503) 1,696,928
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. 11,458,490 50,031 6,092,037 (2,491)
Investment securities of affiliated issuers ................... — — (1,485) —
Foreign currency and foreign currency transactions ............ (26,690) 750 (302,993) (5,962)
Forward foreign currency exchange contracts ................ 745,468 — 16,436,255 (54,183)
Futures contracts ..................................... (98,255) (42,291,889) 19,745,441 —
Short positions in securities .............................. (2,764,654) — (4,461,773) —
Swap contracts ....................................... (65,730) — 13,516,031 168,393
Net change in unrealized appreciation (depreciation) 9,248,629 (42,241,108) 51,023,513 105,757
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 5,751,746 (17,044,003) 36,182,010 1,802,685
Net increase (decrease) in net assets resulting from operations $ 9,197,034 $ (9,792,081) $ 47,728,088 $ 2,098,493
________________
†
Net of foreign taxes withheld of ............................ $ 166,430 $ 33,719 $ 133,404 $ —
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
June 30, 2023 (Unaudited)
AQR ALTERNATIVE RISK PREMIA
FUND
*
AQR DIVERSIFIED ARBITRAGE FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
OPERATIONS:
Net investment income (loss) ........................ $ 3,338,547 $ 1,454,014 $ 24,436,191 $ 10,248,801
Net realized gain (loss) ............................. (12,671,339) 7,658,320 (60,867,764) 89,234,550
Net change in unrealized appreciation (depreciation) ....... 16,313,354 23,324,564 54,003,491 (145,330,183)
Net increase (decrease) in net assets resulting from
operations 6,980,562 32,436,898 17,571,918 (45,846,832)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... — — — (983,966)
Class N ......................................... — — — (63,776)
Class R6 ........................................ — — — (438,704)
Total distributions — — — (1,486,446)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 7,216,330 28,234,985 374,357,038 521,817,437
Reinvestment of distributions ......................... — — — 742,297
Cost of shares redeemed ........................... (5,613,096) (30,094,366) (222,233,654) (395,246,621)
Net increase (decrease) from capital tran sactions 1,603,234 (1,859,381) 152,123,384 127,313,113
CLASS N — — — —
Proceeds from shares sold .......................... 219,443 2,322,031 8,884,451 38,988,288
Reinvestment of distributions ......................... — — — 62,274
Cost of shares redeemed ........................... (310,493) (5,355,159) (17,076,905) (15,589,646)
Net increase (decrease) from capital transactions (91,050) (3,033,128) (8,192,454) 23,460,916
CLASS R6 — — — —
Proceeds from shares sold .......................... 7,369,295 21,868,314 96,160,481 200,615,218
Reinvestment of distributions ......................... — — — 277,229
Cost of shares redeemed ........................... (8,212,365) (24,517,916) (74,659,286) (87,170,719)
Net increase (decrease) from capital transactions (843,070) (2,649,602) 21,501,195 113,721,728
Net increase (decrease) in net assets resulting from capital transactions 669,114 (7,542,111) 165,432,125 264,495,757
Total increase (decrease) in net assets 7,649,676 24,894,787 183,004,043 217,162,479
NET ASSETS:
Beginning of period ................................ 161,646,927 136,752,140 1,542,713,854 1,325,551,375
End of period ................................... $ 169,296,603 $ 161,646,927 $ 1,725,717,897 $ 1,542,713,854
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
June 30, 2023 (Unaudited)
AQR ALTERNATIVE RISK PREMIA
FUND
*
AQR DIVERSIFIED ARBITRAGE FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 5,768,614 6,189,769 87,011,068 76,251,849
Shares sold ..................................... 754,643 3,141,915 31,751,486 44,294,939
Shares issued on reinvestment of distributions ........... — — — 63,662
Shares redeemed ................................. (592,775) (3,563,070) (18,908,194) (33,599,382)
Shares outstanding, end of period 5,930,482 5,768,614 99,854,360 87,011,068
CLASS N
Shares outstanding, beginning of period ................ 630,223 985,910 5,682,394 3,685,631
Shares sold ..................................... 23,513 266,631 756,297 3,318,631
Shares issued on reinvestment of distributions ........... — — — 5,345
Shares redeemed ................................. (33,639) (622,318) (1,454,730) (1,327,213)
Shares outstanding, end of period 620,097 630,223 4,983,961 5,682,394
CLASS R6
Shares outstanding, beginning of period ................ 10,635,041 10,881,765 39,270,687 29,636,579
Shares sold ..................................... 772,864 2,499,526 8,173,184 17,048,380
Shares issued on reinvestment of distributions ........... — — — 23,796
Shares redeemed ................................. (866,678) (2,746,250) (6,355,772) (7,438,068)
Shares outstanding, end of period 10,541,227 10,635,041 41,088,099 39,270,687
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
June 30, 2023 (Unaudited)
AQR DIVERSIFYING STRATEGIES
FUND
AQR EQUITY MARKET NEUTRAL
FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
OPERATIONS:
Net investment income (loss) ........................ $ (166,797) $ 12,616,695 $ 3,473,421 $ 487,788
Net realized gain (loss) ............................. (3,578,108) (1,985,929) 5,066,030 17,987,376
Net change in unrealized appreciation (depreciation) ....... 12,449,952 (1,847,154) (1,199,542) 3,290,520
Net increase (decrease) in net assets resulting from
operations 8,705,047 8,783,612 7,339,909 21,765,684
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... — (12,924,414) — (6,276,832)
Class N ......................................... — (441,524) — (1,346,438)
Class R6 ........................................ — (413,813) — (2,153,069)
Total distributions — (13,779,751) — (9,776,339)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 184,788,862 194,581,642 60,377,433 161,528,758
Reinvestment of distributions ......................... — 12,861,488 — 6,220,864
Cost of shares redeemed ........................... (66,832,736) (52,183,714) (59,752,692) (92,245,889)
Net increase (decrease) from capital transactions 117,956,126 155,259,416 624,741 75,503,733
CLASS N — — — —
Proceeds from shares sold .......................... 17,647,358 10,308,609 11,336,128 51,353,961
Reinvestment of distributions ......................... — 395,667 — 1,318,232
Cost of shares redeemed ........................... (4,666,861) (5,991,291) (14,131,264) (47,352,895)
Net increase (decrease) from capital transactions 12,980,497 4,712,985 (2,795,136) 5,319,298
CLASS R6 — — — —
Proceeds from shares sold .......................... 100,045 566,450 29,951,224 39,880,808
Reinvestment of distributions ......................... — 32,337 — 2,149,176
Cost of shares redeemed ........................... (4,579,141) (459,754) (7,598,742) (10,344,821)
Net increase (decrease) from capital transactions (4,479,096) 139,033 22,352,482 31,685,163
Net increase (decrease) in net assets resulting from capital transactions 126,457,527 160,111,434 20,182,087 112,508,194
Total increase (decrease) in net assets 135,162,574 155,115,295 27,521,996 124,497,539
NET ASSETS:
Beginning of period ................................ 188,680,494 33,565,199 179,185,023 54,687,484
End of period ................................... $ 323,843,068 $ 188,680,494 $ 206,707,019 $ 179,185,023
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
June 30, 2023 (Unaudited)
AQR DIVERSIFYING STRATEGIES
FUND
AQR EQUITY MARKET NEUTRAL
FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 15,429,691 2,500,544 13,224,680 4,481,423
Shares sold ..................................... 15,976,016 16,196,387 6,764,245 18,732,347
Shares issued on reinvestment of distributions ........... — 1,118,390 — 721,678
Shares redeemed ................................. (5,798,245) (4,385,630) (6,750,279) (10,710,768)
Shares outstanding, end of period 25,607,462 15,429,691 13,238,646 13,224,680
CLASS N
Shares outstanding, beginning of period ................ 567,533 165,948 2,790,246 2,215,198
Shares sold ..................................... 1,543,700 869,901 1,295,381 5,985,898
Shares issued on reinvestment of distributions ........... — 34,466 — 155,269
Shares redeemed ................................. (405,264) (502,782) (1,622,790) (5,566,119)
Shares outstanding, end of period 1,705,969 567,533 2,462,837 2,790,246
CLASS R6
Shares outstanding, beginning of period ................ 446,722 436,452 4,410,230 805,243
Shares sold ..................................... 8,606 46,993 3,343,248 4,553,523
Shares issued on reinvestment of distributions ........... — 2,807 — 248,173
Shares redeemed ................................. (400,000) (39,530) (848,242) (1,196,709)
Shares outstanding, end of period 55,328 446,722 6,905,236 4,410,230

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
June 30, 2023 (Unaudited)
AQR LONG-SHORT EQUITY FUND AQR MACRO OPPORTUNITIES FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
OPERATIONS:
Net investment income (loss) ........................ $ 9,387,460 $ 714,867 $ 1,959,244 $ 1,016,516
Net realized gain (loss) ............................. 36,818,681 49,300,133 (3,486,836) 6,124,889
Net change in unrealized appreciation (depreciation) ....... 4,140,558 1,565,649 (2,710,891) 7,328,512
Net increase (decrease) in net assets resulting from
operations 50,346,699 51,580,649 (4,238,483) 14,469,917
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings — — — —
Class I ......................................... — (69,421,677) — (7,653,485)
Class N ......................................... — (1,615,998) — (521,926)
Class R6 ........................................ — (855,304) — (2,950,237)
Total distributions — (71,892,979) — (11,125,648)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 153,678,490 577,335,870 18,692,740 140,398,205
Reinvestment of distributions ......................... — 64,695,538 — 7,646,245
Cost of shares redeemed ........................... (142,298,138) (355,208,306) (96,576,549) (24,654,888)
Net increase (decrease) from capital transactions 11,380,352 286,823,102 (77,883,809) 123,389,562
CLASS N — — — —
Proceeds from shares sold .......................... 11,883,942 11,460,850 3,558,302 7,232,994
Reinvestment of distributions ......................... — 1,569,643 — 517,179
Cost of shares redeemed ........................... (4,675,840) (10,294,244) (2,780,781) (1,442,119)
Net increase (decrease) from capital transactions 7,208,102 2,736,249 777,521 6,308,054
CLASS R6 — — — —
Proceeds from shares sold .......................... 1,648,589 3,724,868 24,286,156 25,588,871
Reinvestment of distributions ......................... — 816,662 — 1,541,995
Cost of shares redeemed ........................... (1,698,423) (14,070,856) (8,276,056) (7,415,398)
Net increase (decrease) from capital transactions (49,834) (9,529,326) 16,010,100 19,715,468
Net increase (decrease) in net assets resulting from capital transactions 18,538,620 280,030,025 (61,096,188) 149,413,084
Total increase (decrease) in net assets 68,885,319 259,717,695 (65,334,671) 152,757,353
NET ASSETS:
Beginning of period ................................ 564,655,670 304,937,975 179,974,765 27,217,412
End of period ................................... $ 633,540,989 $ 564,655,670 $ 114,640,094 $ 179,974,765
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
June 30, 2023 (Unaudited)
AQR LONG-SHORT EQUITY FUND AQR MACRO OPPORTUNITIES FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 42,486,728 22,660,129 11,930,178 798,180
Shares sold ..................................... 11,436,907 41,190,658 1,757,507 12,594,098
Shares issued on reinvestment of distributions ........... — 5,163,251 — 723,391
Shares redeemed ................................. (10,649,462) (26,527,310) (9,116,254) (2,185,491)
Shares outstanding, end of period 43,274,173 42,486,728 4,571,431 11,930,178
CLASS N
Shares outstanding, beginning of period ................ 1,089,869 913,522 693,995 72,073
Shares sold ..................................... 899,715 838,701 326,442 702,793
Shares issued on reinvestment of distributions ........... — 127,717 — 49,873
Shares redeemed ................................. (352,120) (790,071) (268,869) (130,744)
Shares outstanding, end of period 1,637,464 1,089,869 751,568 693,995
CLASS R6
Shares outstanding, beginning of period ................ 521,296 1,207,353 4,014,101 2,147,926
Shares sold ..................................... 122,005 267,646 2,261,960 2,399,970
Shares issued on reinvestment of distributions ........... — 64,712 — 145,471
Shares redeemed ................................. (125,419) (1,018,415) (771,539) (679,266)
Shares outstanding, end of period 517,882 521,296 5,504,522 4,014,101
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
June 30, 2023 (Unaudited)
AQR MANAGED FUTURES
STRATEGY FUND
*
AQR MANAGED FUTURES
STRATEGY HV FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
OPERATIONS:
Net investment income (loss) ........................ $ 21,920,398 $ 4,138,357 $ 1,962,505 $ 122,546
Net realized gain (loss) ............................. (11,330,092) 343,310,144 (4,242,788) 25,262,537
Net change in unrealized appreciation (depreciation) ....... 13,672,423 17,428,117 2,465,106 3,871,281
Net increase (decrease) in net assets resulting from
operations 24,262,729 364,876,618 184,823 29,256,364
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... — (156,421,893) — (9,939,643)
Class N ......................................... — (7,583,288) — (410,857)
Class R6 ........................................ — (19,712,879) — (3,651,151)
Total distributions — (183,718,060) — (14,001,651)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 240,491,888 855,979,584 17,328,150 158,000,767
Reinvestment of distributions ......................... — 123,757,286 — 9,752,600
Cost of shares redeemed ........................... (330,024,057) (706,257,428) (57,310,086) (80,999,983)
Net increase (decrease) from capital transactions (89,532,169) 273,479,442 (39,981,936) 86,753,384
CLASS N — — — —
Proceeds from shares sold .......................... 12,102,186 40,962,020 486,440 22,522,870
Reinvestment of distributions ......................... — 7,378,524 — 410,137
Cost of shares redeemed ........................... (12,078,521) (42,316,387) (1,032,163) (20,612,615)
Net increase (decrease) from capital transactions 23,665 6,024,157 (545,723) 2,320,392
CLASS R6 — — — —
Proceeds from shares sold .......................... 31,535,815 132,705,451 26,936,108 33,151,969
Reinvestment of distributions ......................... — 7,120,170 — 3,634,444
Cost of shares redeemed ........................... (41,510,891) (80,207,618) (9,587,954) (17,606,902)
Net increase (decrease) from capital transactions (9,975,076) 59,618,003 17,348,154 19,179,511
Net increase (decrease) in net assets resulting from capital transactions (99,483,580) 339,121,602 (23,179,505) 108,253,287
Total increase (decrease) in net assets (75,220,851) 520,280,160 (22,994,682) 123,508,000
NET ASSETS:
Beginning of period ................................ 1,540,083,364 1,019,803,204 183,067,045 59,559,045
End of period ................................... $ 1,464,862,513 $ 1,540,083,364 $ 160,072,363 $ 183,067,045
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
June 30, 2023 (Unaudited)
AQR MANAGED FUTURES
STRATEGY FUND
*
AQR MANAGED FUTURES
STRATEGY HV FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 150,640,327 119,912,936 15,784,683 6,090,044
Shares sold ..................................... 28,199,209 92,885,302 2,141,399 17,770,919
Shares issued on reinvestment of distributions ........... — 14,307,201 — 1,175,012
Shares redeemed ................................. (38,601,092) (76,465,112) (7,174,312) (9,251,292)
Shares outstanding, end of period 140,238,444 150,640,327 10,751,770 15,784,683
CLASS N
Shares outstanding, beginning of period ................ 7,438,592 6,791,239 585,351 380,076
Shares sold ..................................... 1,403,646 4,427,942 59,033 2,432,234
Shares issued on reinvestment of distributions ........... — 859,968 — 49,059
Shares redeemed ................................. (1,425,990) (4,640,557) (128,934) (2,276,018)
Shares outstanding, end of period 7,416,248 7,438,592 515,450 585,351
CLASS R6
Shares outstanding, beginning of period ................ 18,857,750 13,840,246 5,531,627 3,296,965
Shares sold ..................................... 3,686,781 13,450,710 3,335,378 3,842,745
Shares issued on reinvestment of distributions ........... — 821,242 — 436,832
Shares redeemed ................................. (4,874,349) (9,254,448) (1,174,630) (2,044,915)
Shares outstanding, end of period 17,670,182 18,857,750 7,692,375 5,531,627
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
June 30, 2023 (Unaudited)
AQR MULTI-ASSET FUND
*
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
OPERATIONS:
Net investment income (loss) ........................ $ 3,445,288 $ 3,667,806 $ 7,251,922 $ 1,470,142
Net realized gain (loss) ............................. (3,496,883) (5,755,127) 25,197,105 22,059,407
Net change in unrealized appreciation (depreciation) ....... 9,248,629 (14,086,298) (42,241,108) 14,352,416
Net increase (decrease) in net assets resulting from
operations 9,197,034 (16,173,619) (9,792,081) 37,881,965
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... — (6,314,647) — (33,303,715)
Class N ......................................... — (557,782) — (3,596,724)
Class R6 ........................................ — (2,404,191) — (2,857,711)
Total distributions — (9,276,620) — (39,758,150)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 19,945,046 72,900,278 98,218,869 509,819,069
Reinvestment of distributions ......................... — 4,059,089 — 32,944,319
Cost of shares redeemed ........................... (9,725,749) (68,048,548) (123,665,546) (365,099,249)
Net increase (decrease) from capital transactions 10,219,297 8,910,819 (25,446,677) 177,664,139
CLASS N — — — —
Proceeds from shares sold .......................... 2,648,440 8,999,250 16,811,563 33,560,689
Reinvestment of distributions ......................... — 538,964 — 3,596,724
Cost of shares redeemed ........................... (685,610) (5,121,711) (14,074,547) (29,051,812)
Net increase (decrease) from capital transactions 1,962,830 4,416,503 2,737,016 8,105,601
CLASS R6 — — — —
Proceeds from shares sold .......................... 60,168,665 40,488,257 8,607,990 34,316,049
Reinvestment of distributions ......................... — 2,404,191 — 2,850,875
Cost of shares redeemed ........................... (8,447,149) (15,213,727) (3,098,695) (8,114,335)
Net increase (decrease) from capital transactions 51,721,516 27,678,721 5,509,295 29,052,589
Net increase (decrease) in net assets resulting from capital transactions 63,903,643 41,006,043 (17,200,366) 214,822,329
Total increase (decrease) in net assets 73,100,677 15,555,804 (26,992,447) 212,946,144
NET ASSETS:
Beginning of period ................................ 143,002,514 127,446,710 461,045,394 248,099,250
End of period ................................... $ 216,103,191 $ 143,002,514 $ 434,052,947 $ 461,045,394
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
June 30, 2023 (Unaudited)
AQR MULTI-ASSET FUND
*
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 10,693,455 9,928,770 43,761,998 26,596,501
Shares sold ..................................... 2,180,448 7,366,862 10,911,542 51,808,420
Shares issued on reinvestment of distributions ........... — 458,654 — 3,778,018
Shares redeemed ................................. (1,061,311) (7,060,831) (13,974,518) (38,420,941)
Shares outstanding, end of period 11,812,592 10,693,455 40,699,022 43,761,998
CLASS N
Shares outstanding, beginning of period ................ 1,015,293 556,832 4,589,425 3,735,120
Shares sold ..................................... 287,287 911,972 1,908,068 3,528,389
Shares issued on reinvestment of distributions ........... — 61,107 — 420,670
Shares redeemed ................................. (74,968) (514,618) (1,628,062) (3,094,754)
Shares outstanding, end of period 1,227,612 1,015,293 4,869,431 4,589,425
CLASS R6
Shares outstanding, beginning of period ................ 4,499,554 1,609,210 3,321,303 430,409
Shares sold ..................................... 6,557,398 4,164,895 947,119 3,441,415
Shares issued on reinvestment of distributions ........... — 271,967 — 325,071
Shares redeemed ................................. (928,162) (1,546,518) (343,745) (875,592)
Shares outstanding, end of period 10,128,790 4,499,554 3,924,677 3,321,303
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
June 30, 2023 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE
FUND
*
AQR SUSTAINABLE LONG-SHORT
EQUITY CARBON AWARE FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
OPERATIONS:
Net investment income (loss) ........................ $ 11,546,078 $ (876,375) $ 295,808 $ (46,972)
Net realized gain (loss) ............................. (14,841,503) 252,813,600 1,696,928 876,432
Net change in unrealized appreciation (depreciation) ....... 51,023,513 (42,344,878) 105,757 470,576
Net increase (decrease) in net assets resulting from
operations 47,728,088 209,592,347 2,098,493 1,300,036
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings — — — —
Class I ......................................... — (63,228,460) — (196,621)
Class N ......................................... — (6,367,403) — (100,622)
Class R6 ........................................ — (94,082,119) — (225,621)
Total distributions — (163,677,982) — (522,864)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 69,048,588 237,851,533 1,517,831 9,380,014
Reinvestment of distributions ......................... — 60,326,832 — 184,415
Cost of shares redeemed ........................... (48,687,388) (233,719,578) (729,611) (322,648)
Net increase (decrease) from capital transactions 20,361,200 64,458,787 788,220 9,241,781
CLASS N — — — —
Proceeds from shares sold .......................... 6,619,868 33,082,015 2,960,750 5,865,960
Reinvestment of distributions ......................... — 5,576,392 — 89,042
Cost of shares redeemed ........................... (4,313,548) (25,998,628) (517,800) (1,330,063)
Net increase (decrease) from capital transactions 2,306,320 12,659,779 2,442,950 4,624,939
CLASS R6 — — — —
Proceeds from shares sold .......................... 61,089,566 160,336,346 — —
Reinvestment of distributions ......................... — 88,280,427 — 288
Cost of shares redeemed ........................... (76,474,025) (192,398,557) — —
Net increase (decrease) from capital transactions (15,384,459) 56,218,216 — 288
Net increase (decrease) in net assets resulting from capital transactions 7,283,061 133,336,782 3,231,170 13,867,008
Total increase (decrease) in net assets 55,011,149 179,251,147 5,329,663 14,644,180
NET ASSETS:
Beginning of period ................................ 837,456,065 658,204,918 24,732,612 10,088,432
End of period ................................... $ 892,467,214 $ 837,456,065 $ 30,062,275 $ 24,732,612
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
June 30, 2023 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE
FUND
*
AQR SUSTAINABLE LONG-SHORT
EQUITY CARBON AWARE FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE SIX
MONTHS ENDED
JUNE 30, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 43,075,480 34,514,139 829,442 50,000
Shares sold ..................................... 9,059,663 27,913,018 128,521 793,457
Shares issued on reinvestment of distributions ........... — 8,097,561 — 16,480
Shares redeemed ................................. (6,385,983) (27,449,238) (62,647) (30,495)
Shares outstanding, end of period 45,749,160 43,075,480 895,316 829,442
CLASS N
Shares outstanding, beginning of period ................ 4,317,987 2,732,084 440,938 50,000
Shares sold ..................................... 879,391 3,865,711 253,319 510,761
Shares issued on reinvestment of distributions ........... — 755,609 — 7,972
Shares redeemed ................................. (567,830) (3,035,417) (43,689) (127,795)
Shares outstanding, end of period 4,629,548 4,317,987 650,568 440,938
CLASS R6
Shares outstanding, beginning of period ................ 64,261,848 56,170,219 901,176 901,150
Shares sold ..................................... 7,996,977 18,894,649 — —
Shares issued on reinvestment of distributions ........... — 11,802,196 — 26
Shares redeemed ................................. (10,070,255) (22,605,216) — —
Shares outstanding, end of period 62,188,570 64,261,848 901,176 901,176
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
June 30, 2023 (Unaudited)
AQR
ALTERNATIVE
RISK PREMIA
FUND
**
AQR MULTI-
ASSET FUND
**
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............................. $ 6,980,562 $ 9,197,034
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: — —
Payments to purchase securities .................................................. (94,968,403) (104,804,946)
Payments to cover short positions in securities ........................................ (152,386,457) (21,264,473)
Proceeds from sale of securities ................................................... 80,460,697 60,748,880
Proceeds from short positions in securities ........................................... 173,401,441 27,391,297
(Purchases) sales of short-term investments, net ...................................... 2,373,918 (19,089,787)
Realized (gain) loss on investments in securities ...................................... (5,719,457) (544,016)
Realized (gain) loss on short positions in securities ..................................... 16,041,251 975,580
Change in unrealized (appreciation) depreciation on investments in securities ................. (19,990,130) (11,458,490)
Change in unrealized (appreciation) depreciation on short positions in securities ............... 10,108,846 2,764,654
Amortization (accretion) of bond premium (discount) .................................... (543,348) (1,529,791)
(Increases) decreases in operating assets: – –
Due from brokers .............................................................. (230,631) 98,768
Deposits with brokers for futures contracts ........................................... (4,307,000) (2,207,670)
Unrealized appreciation on forward foreign currency exchange contracts .................... (1,713,319) (806,274)
Unrealized appreciation on OTC swaps ............................................. 56,909 24,794
Deposits for securities sold short .................................................. (12,243,876) —
Deposits with brokers for centrally cleared swaps ..................................... 60,044 —
Variation margin on centrally cleared swaps .......................................... (16,929) —
Variation margin on futures contracts ............................................... (252,402) (669,305)
Foreign tax reclaim ............................................................ (98,726) (58,955)
Dividends and Interest .......................................................... (170,978) (165,846)
Prepaid expenses ............................................................. 8,633 20,840
Increases (decreases) in operating liabilities – –
Due to broker ................................................................. 284,132 223,263
Unrealized depreciation on forward foreign currency exchange contracts .................... (1,028,049) 60,806
Unrealized depreciation on OTC swaps ............................................. 15,667 40,936
Variation margin on centrally cleared swaps .......................................... (40,589) —
Variation margin on futures contracts ............................................... 1,193,225 (163,011)
Accrued investment advisory fees ................................................. 21,119 42,422
Accrued distribution fees—Class N ................................................. (43) 421
Dividends and Interest payable on securities sold short ................................. 119,226 13,264
Other accrued expenses and liabilities .............................................. (52,623) (48,470)
Net cash provided by (used in) operating activities $ (2,637,290) $ (61,208,075)
— —
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES — —
Proceeds from shares sold ....................................................... 14,853,854 82,634,758
Payments on shares redeemed ................................................... (14,045,860) (20,553,292)
Due to custodian .............................................................. 2,350,730 (350,786)
Net cash provided by (used in) financing activities ..................................... $ 3,158,724 $ 61,730,680
Net change in cash and cash denominated in foreign currencies ............................ 521,434 522,605
Cash, beginning of period ....................................................... 172,871 482,418
Cash, end of period^ ........................................................... $ 694,305 $ 1,005,023
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $390,886 and $88,716.
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
^ The following is a reconciliation of cash and cash denominated in foreign currencies reported within the Statements of Assets and Liabilities that sum to the total of the same such amounts disclosed in the Statement of Cash Flows:
FUND CASH
CASH
DENOMINATED
IN FOREIGN
CURRENCIES
TOTAL CASH
AND CASH
DENOMINATED
IN FOREIGN
CURRENCIES
AQR Alternative Risk Premia Fund .......................................... $ — $ 694,305 $ 694,305
AQR Multi-Asset Fund ................................................... 2,028 1,002,995 1,005,023

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2023 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR ALTERNATIVE RISK PREMIA FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2023 $ 9.47 0.19 0.22 0.41 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.56 0.08 1.83 1.91 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.89 (0.05) 1.03 0.98 (0.31) — — (0.31)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.89 (0.02) (1.84) (1.86) (0.14) — — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.25 0.05
6
(0.33) (0.28) (0.08) — — (0.08)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.01 (0.00)
7
(0.75) (0.75) (0.01) — — (0.01)
AQR ALTERNATIVE RISK PREMIA FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2023 $ 9.40 0.18 0.22 0.40 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.53 0.05 1.82 1.87 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.86 (0.06) 1.02 0.96 (0.29) — — (0.29)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.88 (0.04) (1.84) (1.88) (0.14) — — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.23 0.03
6
(0.33) (0.30) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.01 (0.03) (0.74) (0.77) (0.01) — — (0.01)
AQR ALTERNATIVE RISK PREMIA FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2023 $ 9.51 0.20 0.21 0.41 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.58 0.09 1.84 1.93 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.91 (0.03) 1.02 0.99 (0.32) — — (0.32)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.91 (0.02) (1.84) (1.86) (0.14) — — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.27 0.05
6
(0.32) (0.27) (0.09) — — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.02 0.01 (0.75) (0.74) (0.01) — — (0.01)
AQR DIVERSIFIED ARBITRAGE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2023 $ 11.69 0.17 (0.03) 0.14 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.10 0.08
9
(0.48) (0.40) (0.01) — — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.46 (0.12) 0.84 0.72 (0.08) — — (0.08)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.30 (0.03) 2.37 2.34 (0.15) — (0.03) (0.18)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.75 0.08 0.67 0.75 (0.20) — — (0.20)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.12 0.06 0.14 0.20 (0.57) — — (0.57)
AQR DIVERSIFIED ARBITRAGE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2023 $ 11.68 0.15 (0.03) 0.12 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.12 0.07
9
(0.50) (0.43) (0.01) — — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.48 (0.15) 0.84 0.69 (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.31 (0.06) 2.38 2.32 (0.12) — (0.03) (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.76 0.05 0.67 0.72 (0.17) — — (0.17)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.12 0.04 0.14 0.18 (0.54) — — (0.54)
AQR DIVERSIFIED ARBITRAGE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2023 $ 11.69 0.17 (0.03) 0.14 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.08 0.10
9
(0.48) (0.38) (0.01) — — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.44 (0.11) 0.84 0.73 (0.09) — — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.28 (0.01) 2.36 2.35 (0.15) — (0.04) (0.19)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.73 0.12 0.63 0.75 (0.20) — — (0.20)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.10 0.08 0.13 0.21 (0.58) — — (0.58)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2023 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 9.88 4.33% $ 58,605 5.39% 5.23% 1.40% 4.10% 87%
$ 9.47 25.26% $ 54,627 3.30% 3.12% 1.40% 0.91% 262%
$ 7.56 14.25% $ 46,808 3.09% 2.79% 1.40% (0.62)% 179%
$ 6.89 (20.95)% $ 61,080 3.31% 3.20% 1.41% (0.31)% 232%
$ 8.89 (3.08)% $ 144,245 3.60% 3.55% 1.40% 0.58%
6
192%
$ 9.25 (7.51)% $ 260,990 3.40%
8
3.32% 1.40% (0.00)% 253%
$ 9.80 4.26% $ 6,077 5.64% 5.48% 1.65% 3.85% 87%
$ 9.40 24.83% $ 5,926 3.56% 3.37% 1.65% 0.58% 262%
$ 7.53 14.03% $ 7,422 3.35% 3.04% 1.65% (0.78)% 179%
$ 6.86 (21.20)% $ 6,503 3.57% 3.45% 1.66% (0.51)% 232%
$ 8.88 (3.24)% $ 8,989 3.85% 3.80% 1.65% 0.28%
6
192%
$ 9.23 (7.72)% $ 11,467 3.64%
8
3.55% 1.63% (0.27)% 253%
$ 9.92 4.31% $ 104,615 5.29% 5.13% 1.30% 4.20% 87%
$ 9.51 25.46% $ 101,094 3.21% 3.02% 1.30% 1.08% 262%
$ 7.58 14.31% $ 82,522 3.00% 2.69% 1.30% (0.43)% 179%
$ 6.91 (20.90)% $ 54,859 3.22% 3.10% 1.31% (0.24)% 232%
$ 8.91 (2.93)% $ 82,300 3.51% 3.45% 1.30% 0.53%
6
192%
$ 9.27 (7.41)% $ 98,967 3.31%
8
3.23% 1.30% 0.06% 253%
$ 11.83 1.20% $ 1,180,963 1.33% 1.33% 1.20% 2.88% 84%
$ 11.69 (3.29)% $ 1,017,383 1.31% 1.30% 1.20% 0.68%
9
164%
$ 12.10 6.27% $ 922,765 1.51% 1.47% 1.20% (0.98)% 518%
$ 11.46 25.21% $ 611,741 2.10% 2.04% 1.20% (0.29)% 598%
$ 9.30 8.53% $ 464,186 2.06% 1.98% 1.20% 0.88% 361%
$ 8.75 2.19% $ 319,152 1.96% 1.92% 1.20% 0.66% 390%
$ 11.80 1.03% $ 58,819 1.58% 1.58% 1.45% 2.61% 84%
$ 11.68 (3.54)% $ 66,385 1.57% 1.55% 1.45% 0.58%
9
164%
$ 12.12 5.99% $ 44,676 1.76% 1.72% 1.45% (1.22)% 518%
$ 11.48 24.96% $ 34,599 2.35% 2.29% 1.45% (0.60)% 598%
$ 9.31 8.21% $ 55,694 2.30% 2.22% 1.44% 0.52% 361%
$ 8.76 2.01% $ 66,251 2.21% 2.17% 1.45% 0.44% 390%
$ 11.83 1.20% $ 485,936 1.23% 1.23% 1.10% 2.97% 84%
$ 11.69 (3.13)% $ 458,946 1.22% 1.20% 1.10% 0.81%
9
164%
$ 12.08 6.37% $ 358,110 1.42% 1.37% 1.10% (0.88)% 518%
$ 11.44 25.36% $ 232,201 2.00% 1.94% 1.10% (0.10)% 598%
$ 9.28 8.64% $ 19,077 1.96% 1.88% 1.10% 1.27% 361%
$ 8.73 2.41% $ 13,654 1.87% 1.82% 1.10% 0.79% 390%

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2023 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR DIVERSIFYING STRATEGIES FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2023 $ 11.47 (0.01) 0.38 0.37 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.82 1.43 0.17
10
1.60 (0.93) (0.02) — (0.95)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0.57 0.54 1.11 (0.51) (0.15) — (0.66)
FOR THE PERIOD 6/08/20
11
-12/31/20 $ 10.00 0.23 0.34 0.57 (0.20) — — (0.20)
AQR DIVERSIFYING STRATEGIES FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2023 $ 11.45 (0.02) 0.36 0.34 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.80 0.95 0.62
10
1.57 (0.90) (0.02) — (0.92)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0.75 0.33 1.08 (0.50) (0.15) — (0.65)
FOR THE PERIOD 6/08/20
11
-12/31/20 $ 10.00 0.15 0.41 0.56 (0.19) — — (0.19)
AQR DIVERSIFYING STRATEGIES FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2023 $ 11.49 (0.00)
7
0.36 0.36 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.83 0.91 0.70
10
1.61 (0.93) (0.02) — (0.95)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0.51 0.62 1.13 (0.52) (0.15) — (0.67)
FOR THE PERIOD 6/08/20
11
-12/31/20 $ 10.00 0.18 0.39 0.57 (0.20) — — (0.20)
AQR EQUITY MARKET NEUTRAL FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2023 $ 8.78 0.15 0.22 0.37 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.32 0.03 1.95 1.98 (0.52) — — (0.52)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.31 (0.09) 1.20 1.11 — (0.10) — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.20 (0.02) (1.77) (1.79) — (1.10) — (1.10)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.76 0.13 (1.34) (1.21) — (0.35) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 12.25 0.04 (1.48) (1.44) (0.05) — — (0.05)
AQR EQUITY MARKET NEUTRAL FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2023 $ 8.65 0.14 0.21 0.35 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.21 0.01 1.93 1.94 (0.50) — — (0.50)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.23 (0.10) 1.18 1.08 — (0.10) — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.12 (0.03) (1.76) (1.79) — (1.10) — (1.10)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.70 0.12 (1.35) (1.23) — (0.35) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 12.21 0.00
7
(1.46) (1.46) (0.05) — — (0.05)
AQR EQUITY MARKET NEUTRAL FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2023 $ 8.82 0.16 0.21 0.37 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.35 0.06 1.94 2.00 (0.53) — — (0.53)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.32 (0.08) 1.21 1.13 — (0.10) — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.22 (0.00)
7
(1.80) (1.80) — (1.10) — (1.10)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.77 0.11 (1.31) (1.20) — (0.35) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 12.25 0.05 (1.48) (1.43) (0.05) — — (0.05)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2023 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 11.84 3.23% $ 303,066 0.21% 0.20% 0.20% (0.10)% 22%
$ 11.47 14.69% $ 177,048 0.29% 0.20% 0.20% 11.92% 48%
$ 10.82 10.66% $ 27,048 1.03%
8
0.20% 0.20% 5.11% 14%
$ 10.37 5.71% $ 15,645 1.31%
8
0.20% 0.20% 3.91% 14%
$ 11.79 2.97% $ 20,121 0.46% 0.45% 0.45% (0.36)% 22%
$ 11.45 14.49% $ 6,499 0.52% 0.45% 0.45% 7.90% 48%
$ 10.80 10.37% $ 1,792 1.15%
8
0.45% 0.45% 6.69% 14%
$ 10.37 5.61% $ 533 1.87%
8
0.45% 0.45% 2.56% 14%
$ 11.85 3.13% $ 656 0.13% 0.10% 0.10% (0.01)% 22%
$ 11.49 14.84% $ 5,133 0.22% 0.10% 0.10% 7.65% 48%
$ 10.83 10.84% $ 4,725 0.93%
8
0.10% 0.10% 4.55% 14%
$ 10.37 5.75% $ 4,492 1.62%
8
0.10% 0.10% 3.06% 14%
$ 9.15 4.21% $ 121,092 1.65% 1.54% 1.30% 3.43% 84%
$ 8.78 27.22% $ 116,154 1.62% 1.47% 1.30% 0.35% 319%
$ 7.32 17.64% $ 32,802 1.87% 1.48% 1.30% (1.22)% 282%
$ 6.31 (19.52)% $ 38,498 1.73% 1.63% 1.30% (0.20)% 312%
$ 9.20 (11.27)% $ 208,679 2.23% 2.21% 1.27% 1.31% 263%
$ 10.76 (11.73)% $ 708,592 1.99% 1.99% 1.24% 0.32% 175%
$ 9.00 4.05% $ 22,157 1.90% 1.79% 1.55% 3.16% 84%
$ 8.65 27.03% $ 24,133 1.88% 1.72% 1.55% 0.12% 319%
$ 7.21 17.38% $ 15,968 2.13% 1.73% 1.55% (1.45)% 282%
$ 6.23 (19.70)% $ 10,040 2.03% 1.88% 1.55% (0.33)% 312%
$ 9.12 (11.52)% $ 14,129 2.50% 2.49% 1.55% 1.20% 263%
$ 10.70 (11.94)% $ 209,290 2.27% 2.27% 1.53% 0.02% 175%
$ 9.19 4.20% $ 63,458 1.55% 1.44% 1.20% 3.57% 84%
$ 8.82 27.33% $ 38,898 1.53% 1.37% 1.20% 0.72% 319%
$ 7.35 17.93% $ 5,917 1.79% 1.38% 1.20% (1.13)% 282%
$ 6.32 (19.61)% $ 4,758 1.67% 1.53% 1.20% (0.01)% 312%
$ 9.22 (11.17)% $ 38,112 2.15% 2.14% 1.20% 1.05% 263%
$ 10.77 (11.65)% $ 206,044 1.93% 1.93% 1.18% 0.44% 175%

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2023 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR LONG-SHORT EQUITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2023 $ 12.81 0.21 0.93 1.14 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.31 0.02 2.29 2.31 (1.32) (0.49) — (1.81)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.39 (0.14) 3.06 2.92 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 11.08 (0.04) (1.50) (1.54) — (0.15) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.94 0.10 0.04 0.14 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 13.88 0.04 (2.32) (2.28) (0.04) (0.62) — (0.66)
AQR LONG-SHORT EQUITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2023 $ 12.56 0.19 0.92 1.11 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.09 (0.03) 2.27 2.24 (1.28) (0.49) — (1.77)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.25 (0.17) 3.01 2.84 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 10.95 (0.08) (1.47) (1.55) — (0.15) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.84 0.07 0.04 0.11 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 13.80 (0.01) (2.29) (2.30) (0.04) (0.62) — (0.66)
AQR LONG-SHORT EQUITY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2023 $ 12.90 0.22 0.94 1.16 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.38 (0.03) 2.37 2.34 (1.33) (0.49) — (1.82)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.44 (0.13) 3.07 2.94 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 11.12 (0.02) (1.51) (1.53) — (0.15) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.97 0.10 0.05 0.15 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 13.91 0.04 (2.32) (2.28) (0.04) (0.62) — (0.66)
AQR MACRO OPPORTUNITIES FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2023 $ 10.82 0.14 (0.38) (0.24) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 9.01 0.15 2.46 2.61 (0.03) (0.77) — (0.80)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.58 (0.12) (0.31) (0.43) (0.08) (0.06) — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.52 (0.07) 0.22 0.15 — (0.09) — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.08 0.06 0.38 0.44 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.75 0.03 0.65 0.68 (0.15) (0.20) — (0.35)
AQR MACRO OPPORTUNITIES FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2023 $ 10.61 0.13 (0.37) (0.24) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 8.86 0.12 2.42 2.54 (0.02) (0.77) — (0.79)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.42 (0.14) (0.30) (0.44) (0.06) (0.06) — (0.12)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.39 (0.10) 0.22 0.12 — (0.09) — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.97 0.03 0.39 0.42 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.66 (0.00)
7
0.66 0.66 (0.15) (0.20) — (0.35)
AQR MACRO OPPORTUNITIES FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2023 $ 10.85 0.15 (0.38) (0.23) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 9.03 0.12 2.51 2.63 (0.04) (0.77) — (0.81)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.60 (0.11) (0.31) (0.42) (0.09) (0.06) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.53 (0.07) 0.23 0.16 — (0.09) — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.08 0.06 0.39 0.45 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.75 0.04 0.65 0.69 (0.16) (0.20) — (0.36)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2023 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 13.95 8.90% $ 603,881 1.40% 1.38% 1.30% 3.15% 0%
$ 12.81 19.11% $ 544,239 1.37% 1.34% 1.30% 0.16% 0%
$ 12.31 31.10% $ 278,938 1.36% 1.31% 1.30% (1.26)% 0%
$ 9.39 (13.91)% $ 350,475 1.32% 1.31% 1.30% (0.42)% 269%
$ 11.08 1.28% $ 901,269 2.06% 2.06% 1.26% 0.92% 292%
$ 10.94 (16.40)% $ 1,697,554 1.73% 1.73% 1.24% 0.28% 462%
$ 13.67 8.84% $ 22,378 1.65% 1.63% 1.55% 2.96% 0%
$ 12.56 18.84% $ 13,691 1.63% 1.59% 1.55% (0.23)% 0%
$ 12.09 30.70% $ 11,049 1.62% 1.56% 1.55% (1.52)% 0%
$ 9.25 (14.17)% $ 6,934 1.57% 1.56% 1.55% (0.79)% 269%
$ 10.95 1.01% $ 28,689 2.33% 2.33% 1.53% 0.60% 292%
$ 10.84 (16.64)% $ 117,289 2.01% 2.01% 1.51% (0.04)% 462%
$ 14.06 8.99% $ 7,282 1.30% 1.28% 1.20% 3.25% 0%
$ 12.90 19.25% $ 6,726 1.28% 1.24% 1.20% (0.19)% 0%
$ 12.38 31.14% $ 14,951 1.27% 1.21% 1.20% (1.16)% 0%
$ 9.44 (13.77)% $ 15,920 1.23% 1.21% 1.20% (0.25)% 269%
$ 11.12 1.37% $ 76,285 1.99% 1.99% 1.19% 0.87% 292%
$ 10.97 (16.36)% $ 206,247 1.66% 1.66% 1.16% 0.32% 462%
$ 10.58 (2.22)% $ 48,387 1.40% 1.21% 1.20% 2.55% 43%
$ 10.82 29.28% $ 129,055 1.98% 1.68% 1.20% 1.34% 319%
$ 9.01 (4.54)% $ 7,190 2.32%
12
1.26% 1.25% (1.23)% 0%
$ 9.58 1.61% $ 8,510 2.22% 1.35% 1.34% (0.77)% 0%
$ 9.52 4.90% $ 14,985 2.15% 1.45% 1.45% 0.59% 0%
$ 9.08 7.80% $ 20,230 1.93% 1.42% 1.42% 0.29% 0%
$ 10.37 (2.26)% $ 7,794 1.67% 1.46% 1.45% 2.47% 43%
$ 10.61 28.87% $ 7,366 2.28% 1.93% 1.45% 1.13% 319%
$ 8.86 (4.72)% $ 638 2.60%
12
1.50% 1.50% (1.47)% 0%
$ 9.42 1.31% $ 537 2.47% 1.60% 1.59% (1.04)% 0%
$ 9.39 4.73% $ 1,173 2.23% 1.70% 1.70% 0.37% 0%
$ 8.97 7.57% $ 17,074 2.11% 1.68% 1.68% (0.04)% 0%
$ 10.62 (2.12)% $ 58,459 1.32% 1.11% 1.10% 2.80% 43%
$ 10.85 29.38% $ 43,554 1.98% 1.58% 1.10% 1.13% 319%
$ 9.03 (4.41)% $ 19,389 2.24%
12
1.16% 1.15% (1.13)% 0%
$ 9.60 1.71% $ 19,070 2.12% 1.23% 1.22% (0.71)% 0%
$ 9.53 5.01% $ 11,841 2.08% 1.35% 1.35% 0.67% 0%
$ 9.08 7.84% $ 12,073 1.91% 1.35% 1.35% 0.41% 0%

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2023 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR MANAGED FUTURES STRATEGY FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2023 $ 8.71 0.13 0.02 0.15 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.26 0.03 2.53 2.56 (1.11) — — (1.11)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.85 (0.09) 0.00
7
(0.09) (0.50) — — (0.50)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.30 (0.04) 0.01 (0.03) (0.42) — — (0.42)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.41 0.09 0.06 0.15 (0.26) — — (0.26)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.23 0.06 (0.88) (0.82) — — — —
AQR MANAGED FUTURES STRATEGY FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2023 $ 8.63 0.12 0.02 0.14 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.20 0.00
7
2.52 2.52 (1.09) — — (1.09)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.78 (0.11) 0.00
7
(0.11) (0.47) — — (0.47)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.16 (0.06) 0.00
7
(0.06) (0.32) — — (0.32)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.27 0.06 0.07 0.13 (0.24) — — (0.24)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.10 0.03 (0.86) (0.83) — — — —
AQR MANAGED FUTURES STRATEGY FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2023 $ 8.72 0.13 0.03 0.16 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.27 0.05 2.52 2.57 (1.12) — — (1.12)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.86 (0.09) 0.01 (0.08) (0.51) — — (0.51)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.32 (0.03) 0.00
7
(0.03) (0.43) — — (0.43)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.42 0.09 0.08 0.17 (0.27) — — (0.27)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.24 0.06 (0.88) (0.82) — — — —
AQR MANAGED FUTURES STRATEGY HV FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2023 $ 8.35 0.10 (0.02) 0.08 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.09 0.01 3.03 3.04 (0.78) — — (0.78)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.91 (0.12) (0.03) (0.15) (0.67) — — (0.67)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.64 (0.06) (0.01) (0.07) (0.66) — — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.82 0.04 0.10 0.14 (0.32) — — (0.32)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.14 0.00
7
(1.32) (1.32) — — — —
AQR MANAGED FUTURES STRATEGY HV FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2023 $ 8.41 0.09 (0.02) 0.07 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.12 (0.01) 3.04 3.03 (0.74) — — (0.74)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.94 (0.13) (0.04) (0.17) (0.65) — — (0.65)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.56 (0.07) (0.01) (0.08) (0.54) — — (0.54)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.73 0.02 0.10 0.12 (0.29) — — (0.29)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.06 (0.02) (1.31) (1.33) — — — —
AQR MANAGED FUTURES STRATEGY HV FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2023 $ 8.37 0.10 (0.01) 0.09 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.11 0.01 3.04 3.05 (0.79) — — (0.79)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.93 (0.11) (0.03) (0.14) (0.68) — — (0.68)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.66 (0.05) (0.01) (0.06) (0.67) — — (0.67)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.84 0.05 0.10 0.15 (0.33) — — (0.33)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.15 0.01 (1.32) (1.31) — — — —

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2023 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 8.86 1.72% $ 1,242,876 1.27% 1.27% 1.25% 2.98% 0%
$ 8.71 35.38% $ 1,311,469 1.27% 1.27% 1.25% 0.28% 0%
$ 7.26 (1.06)% $ 870,337 1.24% 1.24% 1.23% (1.18)% 0%
$ 7.85 (0.29)% $ 1,445,072 1.22% 1.22% 1.22% (0.46)% 0%
$ 8.30 1.80% $ 2,315,083 1.21% 1.21% 1.20% 1.00% 0%
$ 8.41 (8.88)% $ 4,254,642 1.16% 1.16% 1.16% 0.62% 0%
$ 8.77 1.62% $ 65,058 1.53% 1.52% 1.50% 2.74% 0%
$ 8.63 35.04% $ 64,180 1.53% 1.52% 1.50% 0.01% 0%
$ 7.20 (1.31)% $ 48,894 1.47% 1.47% 1.47% (1.41)% 0%
$ 7.78 (0.60)% $ 367,278 1.49% 1.49% 1.49% (0.72)% 0%
$ 8.16 1.56% $ 1,506,755 1.49% 1.49% 1.48% 0.71% 0%
$ 8.27 (9.12)% $ 1,811,668 1.45% 1.45% 1.45% 0.30% 0%
$ 8.88 1.83% $ 156,929 1.18% 1.17% 1.15% 3.08% 0%
$ 8.72 35.41% $ 164,434 1.19% 1.17% 1.15% 0.52% 0%
$ 7.27 (0.94)% $ 100,572 1.15% 1.15% 1.15% (1.09)% 0%
$ 7.86 (0.30)% $ 437,288 1.14% 1.14% 1.14% (0.37)% 0%
$ 8.32 2.03% $ 580,587 1.14% 1.14% 1.13% 1.07% 0%
$ 8.42 (8.87)% $ 971,992 1.11% 1.11% 1.11% 0.66% 0%
$ 8.43 0.96% $ 90,637 1.90% 1.69% 1.65% 2.46% 0%
$ 8.35 50.00% $ 131,821 1.93%
13
1.66% 1.65% 0.12% 0%
$ 6.09 (2.11)% $ 37,100 1.94% 1.71% 1.70% (1.65)% 0%
$ 6.91 (0.65)% $ 90,075 1.76% 1.66% 1.65% (0.83)% 0%
$ 7.64 1.81% $ 159,510 1.70% 1.64% 1.64% 0.50% 0%
$ 7.82 (14.44)% $ 244,569 1.65% 1.64% 1.64% 0.00% 0%
$ 8.48 0.83% $ 4,371 2.15% 1.94% 1.90% 2.23% 0%
$ 8.41 49.52% $ 4,923 2.17%
13
1.91% 1.90% (0.06)% 0%
$ 6.12 (2.34)% $ 2,325 2.20% 1.96% 1.95% (1.91)% 0%
$ 6.94 (0.80)% $ 3,141 1.99% 1.91% 1.90% (0.87)% 0%
$ 7.56 1.55% $ 31,794 1.96% 1.90% 1.90% 0.26% 0%
$ 7.73 (14.68)% $ 59,231 1.91% 1.90% 1.90% (0.24)% 0%
$ 8.46 1.08% $ 65,064 1.80% 1.59% 1.55% 2.59% 0%
$ 8.37 49.95% $ 46,323 1.84%
13
1.56% 1.55% 0.07% 0%
$ 6.11 (1.92)% $ 20,134 1.84% 1.60% 1.59% (1.55)% 0%
$ 6.93 (0.49)% $ 25,354 1.65% 1.56% 1.55% (0.65)% 0%
$ 7.66 1.93% $ 95,310 1.61% 1.55% 1.55% 0.59% 0%
$ 7.84 (14.32)% $ 181,404 1.56% 1.55% 1.55% 0.12% 0%

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2023 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR MULTI-ASSET FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2023 $ 8.83 0.16 0.34 0.50 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.54 0.25 (1.36) (1.11) (0.60) (0.00)
7
— (0.60)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.81 0.14 1.27 1.41 (0.57) (0.11) — (0.68)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.66 0.01 0.25 0.26 (0.11) — — (0.11)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.51 0.12 1.67 1.79 (0.64) — — (0.64)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.82 0.09 (0.78) (0.69) (0.28) (0.34) — (0.62)
AQR MULTI-ASSET FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2023 $ 8.80 0.15 0.34 0.49 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.51 0.22 (1.34) (1.12) (0.59) (0.00)
7
— (0.59)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.79 0.11 1.27 1.38 (0.55) (0.11) — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.63 (0.01) 0.24 0.23 (0.07) — — (0.07)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.49 0.11 1.65 1.76 (0.62) — — (0.62)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.80 0.06 (0.77) (0.71) (0.26) (0.34) — (0.60)
AQR MULTI-ASSET FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2023 $ 8.82 0.17 0.34 0.51 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.53 0.26 (1.36) (1.10) (0.61) (0.00)
7
— (0.61)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.80 0.16 1.26 1.42 (0.58) (0.11) — (0.69)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.65 0.02 0.25 0.27 (0.12) — — (0.12)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.51 0.04 1.75 1.79 (0.65) — — (0.65)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.83 0.09 (0.78) (0.69) (0.29) (0.34) — (0.63)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2023 $ 8.94 0.14 (0.30) (0.16) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 8.08 0.03 1.68 1.71 (0.85) — — (0.85)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.85 (0.08) 2.78 2.70 (1.47) — — (1.47)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.33 (0.01) 0.54 0.53 — (0.01) — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.65 0.06 0.95 1.01 (0.33) — (0.00)
7
(0.33)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 6.90 0.05 (1.26) (1.21) (0.04) — — (0.04)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2023 $ 8.76 0.13 (0.29) (0.16) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.94 0.01 1.64 1.65 (0.83) — — (0.83)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.75 (0.10) 2.74 2.64 (1.45) — — (1.45)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.25 (0.03) 0.54 0.51 — (0.01) — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.58 0.05 0.93 0.98 (0.31) — (0.00)
7
(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 6.81 0.03 (1.24) (1.21) (0.02) — — (0.02)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2023 $ 8.98 0.15 (0.30) (0.15) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 8.12 0.09 1.63 1.72 (0.86) — — (0.86)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.87 (0.08) 2.81 2.73 (1.48) — — (1.48)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.35 (0.01) 0.54 0.53 — (0.01) — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.66 0.07 0.95 1.02 (0.33) — (0.00)
7
(0.33)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 6.92 0.05 (1.27) (1.22) (0.04) — — (0.04)

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2023 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 9.33 5.66% $ 110,246 1.16% 1.03% 0.80% 3.58% 68%
$ 8.83 (10.52)% $ 94,401 1.19% 1.00% 0.80% 2.52% 179%
$ 10.54 14.34% $ 104,649 1.15% 0.97% 0.80% 1.35% 125%
$ 9.81 2.68% $ 120,287 1.20% 1.04% 0.87% 0.10% 187%
$ 9.66 21.05% $ 119,488 1.47% 1.34% 0.93% 1.31% 233%
$ 8.51 (6.96)% $ 217,406 0.93% 0.92% 0.92% 0.96% 21%
$ 9.29 5.57% $ 11,403 1.41% 1.28% 1.05% 3.34% 68%
$ 8.80 (10.70)% $ 8,931 1.44% 1.25% 1.05% 2.24% 179%
$ 10.51 14.06% $ 5,855 1.40% 1.22% 1.05% 1.03% 125%
$ 9.79 2.41% $ 5,585 1.46% 1.31% 1.14% (0.08)% 187%
$ 9.63 20.67% $ 11,366 1.74% 1.61% 1.20% 1.13% 233%
$ 8.49 (7.23)% $ 12,303 1.20% 1.18% 1.18% 0.68% 21%
$ 9.33 5.78% $ 94,454 1.06% 0.93% 0.70% 3.84% 68%
$ 8.82 (10.43)% $ 39,671 1.09% 0.90% 0.70% 2.67% 179%
$ 10.53 14.48% $ 16,943 1.05% 0.87% 0.70% 1.51% 125%
$ 9.80 2.78% $ 12,202 1.08% 0.92% 0.75% 0.20% 187%
$ 9.65 21.07% $ 4,691 1.38% 1.26% 0.85% 0.48% 233%
$ 8.51 (6.94)% $ 24,925 0.86% 0.85% 0.85% 0.98% 21%
$ 8.78 (1.79)% $ 357,513 1.05% 1.01% 1.00% 3.15% 0%
$ 8.94 21.44% $ 391,025 1.04% 1.01% 1.00% 0.30% 0%
$ 8.08 39.60% $ 214,957 1.11% 1.01% 1.00% (0.98)% 0%
$ 6.85 8.32% $ 38,558 1.10% 1.00% 1.00% (0.13)% 0%
$ 6.33 17.96% $ 105,145 1.06% 0.99% 0.99% 1.05% 0%
$ 5.65 (17.58)% $ 96,393 0.99% 0.97% 0.97% 0.71% 0%
$ 8.60 (1.83)% $ 41,880 1.30% 1.26% 1.25% 2.91% 0%
$ 8.76 21.01% $ 40,199 1.30% 1.26% 1.25% 0.07% 0%
$ 7.94 39.33% $ 29,648 1.37% 1.26% 1.25% (1.23)% 0%
$ 6.75 8.11% $ 16,188 1.39% 1.25% 1.25% (0.63)% 0%
$ 6.25 17.67% $ 13,586 1.32% 1.25% 1.25% 0.79% 0%
$ 5.58 (17.82)% $ 17,457 1.27% 1.25% 1.25% 0.45% 0%
$ 8.83 (1.67)% $ 34,660 0.95% 0.91% 0.90% 3.27% 0%
$ 8.98 21.45% $ 29,821 0.96% 0.91% 0.90% 0.90% 0%
$ 8.12 39.89% $ 3,494 1.02% 0.91% 0.90% (0.88)% 0%
$ 6.87 8.29% $ 789 1.02% 0.90% 0.90% (0.14)% 0%
$ 6.35 18.20% $ 148,682 0.97% 0.90% 0.90% 1.12% 0%
$ 5.66 (17.60)% $ 156,433 0.93% 0.90% 0.90% 0.80% 0%

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2023 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR STYLE PREMIA ALTERNATIVE FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2023 $ 7.48 0.10 0.33 0.43 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.03 (0.01) 2.16 2.15 (1.70) — — (1.70)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.36 (0.10) 1.67 1.57 (0.90) — — (0.90)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.15 (0.06) (1.73) (1.79) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.02 0.02
6
(0.76) (0.74) (0.13) — (0.00)
7
(0.13)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.38 0.01 (1.28) (1.27) (0.09) — — (0.09)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2023 $ 7.41 0.09 0.32 0.41 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.98 (0.03) 2.14 2.11 (1.68) — — (1.68)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.32 (0.12) 1.66 1.54 (0.88) — — (0.88)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.12 (0.08) (1.72) (1.80) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.00 0.00
6,7
(0.75) (0.75) (0.13) — (0.00)
7
(0.13)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.35 (0.02) (1.28) (1.30) (0.05) — — (0.05)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2023 $ 7.52 0.10 0.33 0.43 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.06 (0.01) 2.17 2.16 (1.70) — — (1.70)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.38 (0.10) 1.69 1.59 (0.91) — — (0.91)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.17 (0.05) (1.74) (1.79) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.03 0.03
6
(0.76) (0.73) (0.13) — (0.00)
7
(0.13)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.41 0.02 (1.30) (1.28) (0.10) — — (0.10)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2023 $ 11.39 0.13 0.77 0.90 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.08 (0.01) 1.56 1.55 (0.24) (0.00)
7
— (0.24)
FOR THE PERIOD 12/16/21
11
-12/31/21 $ 10.00 (0.01) 0.09 0.08 — — — —
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2023 $ 11.37 0.12 0.77 0.89 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.08 (0.03) 1.55 1.52 (0.23) (0.00)
7
— (0.23)
FOR THE PERIOD 12/16/21
11
-12/31/21 $ 10.00 (0.01) 0.09 0.08 — — — —
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2023 $ 11.40 0.13 0.77 0.90 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.08 (0.04) 1.61 1.57 (0.25) (0.00)
7
— (0.25)
FOR THE PERIOD 12/16/21
11
-12/31/21 $ 10.00 (0.00)
7
0.08 0.08 — — — —

AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2023 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 7.91 5.75% $ 361,874 1.76% 1.75% 1.50% 2.65% 61%
$ 7.48 30.64% $ 322,368 1.67% 1.63% 1.49% (0.13)% 174%
$ 7.03 24.83% $ 242,712 1.67% 1.60% 1.50% (1.38)% 194%
$ 6.36 (21.96)% $ 237,379 1.84% 1.78% 1.50% (0.80)% 544%
$ 8.15 (8.20)% $ 866,804 2.51% 2.48% 1.49% 0.28%
6
170%
$ 9.02 (12.26)% $ 1,759,075 2.25% 2.24% 1.47% 0.09% 345%
$ 7.82 5.53% $ 36,225 2.01% 2.00% 1.75% 2.41% 61%
$ 7.41 30.28% $ 32,005 1.94% 1.89% 1.75% (0.34)% 174%
$ 6.98 24.53% $ 19,068 1.92% 1.85% 1.75% (1.63)% 194%
$ 6.32 (22.17)% $ 14,857 2.08% 2.03% 1.75% (1.06)% 544%
$ 8.12 (8.33)% $ 40,665 2.77% 2.74% 1.75% 0.02%
6
170%
$ 9.00 (12.60)% $ 82,850 2.51% 2.50% 1.74% (0.22)% 345%
$ 7.95 5.72% $ 494,368 1.66% 1.65% 1.40% 2.75% 61%
$ 7.52 30.79% $ 483,083 1.59% 1.54% 1.40% (0.07)% 174%
$ 7.06 25.04% $ 396,425 1.57% 1.50% 1.40% (1.28)% 194%
$ 6.38 (21.91)% $ 390,127 1.74% 1.68% 1.40% (0.68)% 544%
$ 8.17 (8.08)% $ 1,163,852 2.42% 2.39% 1.40% 0.33%
6
170%
$ 9.03 (12.32)% $ 1,459,422 2.18% 2.17% 1.40% 0.21% 345%
$ 12.29 7.90% $ 11,001 2.08% 1.39% 1.30% 2.17% 0%
$ 11.39 15.46% $ 9,447 2.91% 1.35% 1.30% (0.06)% 0%
$ 10.08 0.80% $ 504 3.45%
8
1.30% 1.30% (1.29)% 0%
$ 12.26 7.83% $ 7,973 2.26% 1.64% 1.55% 2.02% 0%
$ 11.37 15.14% $ 5,015 3.12% 1.60% 1.55% (0.28)% 0%
$ 10.08 0.80% $ 503 3.70%
8
1.55% 1.55% (1.54)% 0%
$ 12.30 7.89% $ 11,088 1.98% 1.29% 1.20% 2.25% 0%
$ 11.40 15.62% $ 10,271 3.41% 1.25% 1.20% (0.35)% 0%
$ 10.08 0.80% $ 9,081 3.43%
8
1.20% 1.20% (1.19)% 0%

Financial Highlights
AQR Funds | Semi-Annual Report | June 2023
The accompanying notes are an integral part of these financial statements.
June 30, 2023 (Unaudited)
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Alternative Risk Premia Fund .............................................
$ 0.01
0.11%
AQR Style Premia Alternative Fund .............................................
0.01
0.12
*
Annualized for periods less than one year.
^
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Funds invest.
5
Portfolio turnover rate excludes derivatives, if any, and is not annualized.
6
For the period ended December 31, 2019, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
7
Amount is less than $.005 per share.
8
Certain expenses incurred by the Fund were not annualized for the period.
9
For the period ended December 31, 2022, the AQR Diversified Arbitrage Fund received special dividends. Had these special dividends not been received, the Net Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by $0.04 and 0.38%, respectively.
10
The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
11
Commencement of operations.
12
For the period ended December 31, 2021, the AQR Macro Opportunities Fund incurred certain non-recurring professional service expenses. Without these costs, the Expenses, Before Reimbursements and/or Waivers, of each class would have been reduced by 0.22%.
13
For the period ended December 31, 2022, the AQR Managed Futures Strategy HV Fund incurred certain non-recurring professional service and other expenses. Without these costs, the Expenses, Before Reimbursements and/or Waivers, of each class would have been reduced by 0.06%.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
1. Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2023, the Trust consists of twenty-
two active series, twelve of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Alternative Risk Premia
Fund, AQR Diversified Arbitrage Fund, AQR Diversifying Strategies Fund, AQR Equity Market Neutral Fund, AQR Long-Short Equity Fund, AQR
Macro Opportunities Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-
Balanced Commodities Strategy Fund, AQR Style Premia Alternative Fund and AQR Sustainable Long-Short Equity Carbon Aware Fund. The remaining active series have a different fiscal year end and are reported in a separate book. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund. The Adviser has retained AQR Arbitrage, LLC (the “Sub-Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund.
The investment objective of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Macro
Opportunities Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund and AQR Style Premia Alternative Fund is to seek positive absolute returns. The investment objective of the AQR Multi-Asset Fund and AQR Risk-Balanced Commodities Strategy Fund is to seek total return. The investment objective of the AQR Diversifying Strategies Fund, AQR Long-Short Equity Fund and AQR Sustainable Long-Short Equity Carbon
Aware Fund is to seek capital appreciation. The AQR Diversifying Strategies Fund pursues its investment objective by investing in a portfolio of mutual funds that are each managed by the Adviser. Each Fund offers Class I, N and R6 shares.
2. Consolidation of Subsidiaries
The Consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets, and of Cash Flows (as
applicable), and the Financial Highlights of the AQR Alternative Risk Premia Fund, AQR Macro Opportunities Fund, AQR Managed Futures Strategy
Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund and AQR Style Premia
Alternative Fund (collectively, the “Consolidated Funds”) include the accounts of the AQR Alternative Risk Premia Offshore Fund Ltd., AQR Macro
Opportunities Offshore Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR
Multi-Asset Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd. and AQR Style Premia Alternative Offshore Fund Ltd.,
respectively, which are wholly-owned and controlled subsidiaries (collectively, the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.
Each Consolidated Fund may invest up to 25% of its total assets (on a tax basis) in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Fund’s investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the
Subsidiaries may invest without limitation in commodities and commodities-related investments, however, each Consolidated Fund and its Subsidiary will comply with 1940 Act Rule 18f-4 on a consolidated basis with respect to investments in derivative instruments.
3. Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.
Cash: Cash comprises U.S. dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
SUBSIDIARY NET
ASSETS AT
JUNE 30, 2023
% OF TOTAL
ASSETS AT
JUNE 30, 2023
AQR Alternative Risk Premia Offshore Fund Ltd. ............................................... $ 39,167,206 5.2%
AQR Macro Opportunities Offshore Fund Ltd. ................................................. 26,257,644 17.2%
AQR Managed Futures Strategy Offshore Fund Ltd. ............................................ 337,606,215 20.6%
AQR Managed Futures Strategy HV Offshore Fund Ltd. ......................................... 36,443,419 19.3%
AQR Multi-Asset Offshore Fund Ltd. ........................................................ 21,193,104 7.6%
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd. .................................... 99,334,936 23.0%
AQR Style Premia Alternative Offshore Fund Ltd. .............................................. 208,475,462 16.3%

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign denominated assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income:  Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. The Funds record distributions received in excess of income from underlying investments, such as real estate investment trusts, as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions
.
The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable.
Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-dividend date notification. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts withheld. Income recognized, if any, for these reclaims is reflected as dividend income in the Statements of Operations. Additionally, there may be reclaims that include amounts withheld in prior years, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (“EU”) and subsequent rulings by the European Court of Justice (“ECJ”). Income recognized related to EU reclaims pursuant to the ECJ rulings are reflected as European Union tax reclaims on the Statements of Operations, if material. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Expenses incurred related to EU reclaims that are contingent upon successful receipt of EU reclaims are reflected in European Union tax reclaim fees in the Statements of Operations, if material.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees, and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, and realized gain (loss) and change in unrealized appreciation (depreciation) are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “Regulated
Investment Company” ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet the more-likely-than-
not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of June 30,
2023, the Funds had no examinations in progress.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
For federal income tax purposes, taxable income for each Consolidated Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Code and each CFC's taxable income is included in the calculation of the relevant
Consolidated Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Consolidated Funds either in the current period or future periods. Each of the CFCs has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of
November 30th.
In 2023, AQR Multi-Asset Fund incurred an excise tax liability of $863 relating to the tax year 2022.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income, dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction. Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
4. Securities and Other Investments
Affiliate Investments:  Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities or an issuer which is under common control with another fund or trust. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of a portfolio company.
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in
Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust based upon ownership of the outstanding voting securities. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies.
The AQR Diversifying Strategies Fund invests in funds which are managed by the Adviser, and as such assumes the AQR Funds in which it invests to be affiliated issuers.
A summary of transactions with each affiliated issuer is included in the Schedules of Investments, if applicable.
Convertible Securities: Certain Funds invest in preferred stocks and fixed income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.
High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
Inflation-Indexed Bonds: Certain Funds invest in inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.
Inflation-indexed bonds typically pay a fixed rate of interest but that fixed rate is applied to an inflation adjusted principal amount. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Defaulted Securities and Distressed Investments: Certain Funds held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedules of
Investments. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. The Funds may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.
Special Purpose Acquisition Companies (“SPACs”):  Certain Funds invest in common stock, rights, units, warrants, and other securities of SPACs or similar special purpose entities that pool funds to seek potential acquisition opportunities. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time the invested funds are returned to the entity’s shareholders, less certain permitted expenses, and any rights or warrants issued by the
SPAC may expire worthless. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a suitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices.
Securities Sold Short: Certain Funds engage in short sales, which is when a Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-
dividend date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as net change in unrealized appreciation (depreciation) on the Statements of Operations.
The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities;
and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.
Pursuant to a Master Securities Loan Agreement ("MSLA"), State Street Bank and Trust Company (“SSB”) is permitted, subject to certain conditions, to rehypothecate up to 30% of portfolio securities pledged by certain Funds as collateral for securities sold short. The Funds continue to receive dividends and interest on rehypothecated securities. The Funds also have the right under the MSLA to recall the rehypothecated securities from SSB on demand. If
SSB fails to deliver the recalled security in a timely manner, the Funds will be compensated by SSB for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by SSB, the Funds may reduce the loan balance outstanding by the amount of the recalled security.
The net amount of fees incurred are included in the dividend and interest on securities sold short in the Statements of Operations and are as follows:
FUND FEES
AQR Alternative Risk Premia Fund ........................................................................
$ 390,886
AQR Diversified Arbitrage Fund ...........................................................................
475,223
AQR Equity Market Neutral Fund .........................................................................
21,768
AQR Multi-Asset Fund .................................................................................
88,716
AQR Style Premia Alternative Fund ........................................................................
70,904

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation)
on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported on the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown in the Schedule of Investments, up to the contract amount of the futures contracts. The use of short futures contracts subjects the
Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts. When the contract is closed, the
Funds record a realized gain (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a
Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported on the Statements of Assets and Liabilities. For credit default swap and interest rate swap contracts, an upfront payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from expiration or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts creates additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: Certain Funds invest in total return swap contracts to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swap contracts are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in unrealized appreciation (depreciation) on swap contracts in the Statements of Operations. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swap contracts subject the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses) from expiration or closing of swap contracts in the
Statements of Operations. Total return swap contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Total Return Basket Swap Contracts: Certain Funds enter into a total return basket swap contract to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap contract represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap contract at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset generally monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the
Master Agreement between the Funds and the counterparty. The maturity dates are measured from the commencement of investment in each underlying portfolio swap position. A change in the market value of a total return basket swap contract is recognized as net change in unrealized appreciation
(depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as net realized gain (loss) from expiration or closing of swap contracts in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Credit default swap contracts are marked to market daily and the change, if any, is recorded as net change in unrealized appreciation (depreciation) on swap contracts. Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain (loss) from expiration or closing of swap contracts in the Statements of Operations.
Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform
(i.e., make payment) under the swap contract. Implied credit spreads for credit default swap contracts on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
Risks of loss may exceed amounts recognized on the Statements of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default swap contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Credit default swap contracts outstanding, including their respective notional amounts at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Interest Rate Swap Contracts: Certain Funds enter into interest rate swap contracts as part of their investment strategy. Interest rate swap contracts generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap contracts are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are recorded as realized gains (losses) from expiration or closing of swap contracts in the Statements of Operations. Interest rate swap contracts are marked to market daily and the change is recorded as net change in unrealized appreciation (depreciation) on swap contracts in the Statements of Operations. The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S.
dollars without the delivery of foreign currency. Centrally cleared interest rate swap contracts may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Option Contracts: Certain Funds may write and purchase put and call option contracts. When a Fund writes a premium-style option contract, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the written option contract. When a security is purchased or sold through an exercise of an option contract, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When a premium-style option contract expires, a Fund realizes a gain or loss on the option contract to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call option contracts subject a Fund to unlimited risk of loss. Written covered call option contracts limit the upside potential of a security above the strike price. Written put option contracts subject a Fund to risk of loss if the value of the security declines below the exercise price minus the put premium. A Fund, as writer of an option contract, bears the market risk of an unfavorable change in the price of the security underlying the written option contract. Written and purchased option contracts are non-income producing investments.
The maximum financial exposure for premium-style written put option contracts is limited to the number of contracts written and the related strike prices.
The number of contracts, strike price, and expiration date for each written put option contract at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to (i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, (ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity option contracts or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and option contracts transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as deposits with brokers for centrally cleared swaps and deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statements of Assets and Liabilities as variation margin on futures contracts and variation margin on centrally cleared swaps.
Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of investments in securities, at value (securities) or in due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within due to brokers in the Statements of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the
Statements of Assets and Liabilities.
5. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).
In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Valuation Designee for the Funds to perform fair value determinations. The Valuation Designee has established a Valuation Committee to assist with oversight and monitoring of the valuation of the
Funds’ investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers.
Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the Valuation Committee in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange option contracts, warrants, exchange-traded funds and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.
An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western
Hemisphere, or in foreign markets that close at 4:00 p.m. Eastern time where the market is closed due to a holiday, are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its NAV.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-
grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed income securities are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in
60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward foreign currency exchange and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii)
the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Credit default swap and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forward, swap and option contracts, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those
OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 168,255,641 $ 131,682,272 $ – $ 299,937,913
Preferred Stocks
†
................................ – 147,556 – 147,556
Short-Term Investments ........................... 94,945,900 18,653,046 – 113,598,946
Futures Contracts* ............................... 3,970,072 – – 3,970,072
Forward Foreign Currency Exchange Contracts* ........ – 3,930,459 – 3,930,459
Interest Rate Swap Contracts* ...................... – 4,103,648 – 4,103,648
Total Return Swap Contracts* ....................... – 159,766 – 159,766
Total Assets $ 267,171,613 $ 158,676,747 $ – $ 425,848,360
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (158,778,184) $ (122,348,730) $ – $ (281,126,914)
Preferred Stocks (Sold Short)
†
...................... – (1,149,066) – (1,149,066)
Warrants (Sold Short)
†
............................ (8,166) – – (8,166)
Futures Contracts* ............................... (2,435,300) – – (2,435,300)
Forward Foreign Currency Exchange Contracts* ........ – (2,148,813) – (2,148,813)
Interest Rate Swap Contracts* ...................... – (5,451,370) – (5,451,370)
Total Return Swap Contracts* ....................... – (203,478) – (203,478)
Total Liabilities $ (161,221,650) $ (131,301,457) $ – $ (292,523,107)
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 130,028,073 $ 52,718,519 $ 203,677 $ 182,950,269
Corporate Bonds ................................ – 355 313,254 313,609
Convertible Bonds ............................... – 453,920,907 – 453,920,907
Closed-End Funds ............................... 109,625,628 – – 109,625,628
Preferred Stocks ................................ 3,881,691 – – 3,881,691
Rights ........................................ 266,672 155,946 160,841 583,459
Securities in Litigation ............................ – – –
(a)
–
(a)
Warrants ...................................... 1,285,657 443,302 59,150 1,788,109
Units ......................................... 992,767 – – 992,767
Short-Term Investments ........................... 504,265,594 624,696,939 – 1,128,962,533
Futures Contracts* ............................... 2,850,064 – – 2,850,064
Forward Foreign Currency Exchange Contracts* ........ – 492 – 492
Total Return Basket Swap Contracts* ................. – 1,156,602 – 1,156,602
Total Assets $ 753,196,146 $ 1,133,093,062 $ 736,922 $ 1,887,026,130
LIABILITIES
Common Stocks (Sold Short) ...................... $ (159,631,429) $ (16,702,558) $ –
(a)
$ (176,333,987)
Convertible Bonds (Sold Short) ..................... – (9,292,560) – (9,292,560)
Futures Contracts* ............................... (12,442) – – (12,442)
Forward Foreign Currency Exchange Contracts* ........ – (608,063) – (608,063)
Credit Default Swap Contracts* ..................... – (3,078,444) – (3,078,444)
Total Return Basket Swap Contracts* ................. – (39,204,028) – (39,204,028)
Total Liabilities $ (159,643,871) $ (68,885,653) $ –
(a)
$ (228,529,524)
AQR DIVERSIFYING STRATEGIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ........................... $ 317,306,006 $ – $ – $ 317,306,006
Short-Term Investments ........................... 6,345,616 – – 6,345,616
Total Assets $ 323,651,622 $ – $ – $ 323,651,622

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 9,837,433 $ – $ 9,837,433
Short-Term Investments ........................... 105,197,234 94,670,660 – 199,867,894
Forward Foreign Currency Exchange Contracts* ........ – 721 – 721
Total Return Basket Swap Contracts* ................. – 2,234,842 – 2,234,842
Total Assets $ 105,197,234 $ 106,743,656 $ – $ 211,940,890
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ – $ (7,596,848) $ – $ (7,596,848)
Forward Foreign Currency Exchange Contracts* ........ – (23,460) – (23,460)
Total Return Basket Swap Contracts* ................. – (423,098) – (423,098)
Total Liabilities $ – $ (8,043,406) $ – $ (8,043,406)
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 186,087,944 $ 378,198,151 $ – $ 564,286,095
Futures Contracts* ............................... 4,621,965 – – 4,621,965
Forward Foreign Currency Exchange Contracts* ........ – 1,275,233 – 1,275,233
Total Return Basket Swap Contracts* ................. – 14,871,055 – 14,871,055
Total Return Swap Contracts* ....................... – 247,611 – 247,611
Total Assets $ 190,709,909 $ 394,592,050 $ – $ 585,301,959
LIABILITIES
Futures Contracts* ............................... $ (34,223) $ – $ – $ (34,223)
Forward Foreign Currency Exchange Contracts* ........ – (755,731) – (755,731)
Total Return Basket Swap Contracts* ................. – (5,533,250) – (5,533,250)
Total Return Swap Contracts* ....................... – (117,289) – (117,289)
Total Liabilities $ (34,223) $ (6,406,270) $ – $ (6,440,493)
AQR MACRO OPPORTUNITIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 3,889,527 $ 9,886,483 $ – $ 13,776,010
Short-Term Investments ........................... 51,314,590 25,685,871 – 77,000,461
Futures Contracts* ............................... 7,623,747 – – 7,623,747
Forward Foreign Currency Exchange Contracts* ........ – 5,215,387 – 5,215,387
Interest Rate Swap Contracts* ...................... – 8,843,319 – 8,843,319
Credit Default Swap Contracts* ..................... – 751,334 – 751,334
Total Return Swap Contracts* ....................... – 172,756 – 172,756
Total Assets $ 62,827,864 $ 50,555,150 $ – $ 113,383,014
LIABILITIES
Futures Contracts* ............................... $ (6,638,855) $ – $ – $ (6,638,855)
Forward Foreign Currency Exchange Contracts* ........ – (5,175,114) – (5,175,114)
Interest Rate Swap Contracts* ...................... – (9,864,704) – (9,864,704)
Credit Default Swap Contracts* ..................... – (696,333) – (696,333)
Total Return Swap Contracts* ....................... – (153,190) – (153,190)
Total Liabilities $ (6,638,855) $ (15,889,341) $ – $ (22,528,196)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 277,558,237 $ 1,063,346,124 $ – $ 1,340,904,361
Futures Contracts* ............................... 45,983,417 – – 45,983,417
Forward Foreign Currency Exchange Contracts* ........ – 38,055,128 – 38,055,128
Interest Rate Swap Contracts* ...................... – 39,816,510 – 39,816,510
Credit Default Swap Contracts* ..................... – 817,527 – 817,527
Total Return Basket Swap Contracts* ................. – 5,294,643 – 5,294,643
Total Return Swap Contracts* ....................... – 106,518 – 106,518
Total Assets $ 323,541,654 $ 1,147,436,450 $ – $ 1,470,978,104

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Futures Contracts* ............................... $ (29,272,176) $ – $ – $ (29,272,176)
Forward Foreign Currency Exchange Contracts* ........ – (29,473,653) – (29,473,653)
Interest Rate Swap Contracts* ...................... – (28,213,355) – (28,213,355)
Credit Default Swap Contracts* ..................... – (197,834) – (197,834)
Total Return Basket Swap Contracts* ................. – (68,381) – (68,381)
Total Return Swap Contracts* ....................... – (131,770) – (131,770)
Total Liabilities $ (29,272,176) $ (58,084,993) $ – $ (87,357,169)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 41,539,648 $ 98,910,029 $ – $ 140,449,677
Futures Contracts* ............................... 7,242,743 – – 7,242,743
Forward Foreign Currency Exchange Contracts* ........ – 6,045,969 – 6,045,969
Interest Rate Swap Contracts* ...................... – 6,375,378 – 6,375,378
Credit Default Swap Contracts* ..................... – 136,717 – 136,717
Total Return Basket Swap Contracts* ................. – 576,486 – 576,486
Total Return Swap Contracts* ....................... – 16,244 – 16,244
Total Assets $ 48,782,391 $ 112,060,823 $ – $ 160,843,214
LIABILITIES
Futures Contracts* ............................... $ (4,746,214) $ – $ – $ (4,746,214)
Forward Foreign Currency Exchange Contracts* ........ – (4,721,295) – (4,721,295)
Interest Rate Swap Contracts* ...................... – (4,329,990) – (4,329,990)
Credit Default Swap Contracts* ..................... – (33,114) – (33,114)
Total Return Basket Swap Contracts* ................. – (120,234) – (120,234)
Total Return Swap Contracts* ....................... – (19,616) – (19,616)
Total Liabilities $ (4,746,214) $ (9,224,249) $ – $ (13,970,463)
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 79,213,638 $ 37,764,637 $ –
(a)
$ 116,978,275
Preferred Stocks
†
................................ – 713,378 – 713,378
Foreign Government Securities ..................... – 15,157,247 – 15,157,247
U.S. Treasury Obligations ......................... – 20,174,632 – 20,174,632
Short-Term Investments ........................... 42,731,950 32,205,793 – 74,937,743
Futures Contracts* ............................... 3,143,322 – – 3,143,322
Forward Foreign Currency Exchange Contracts* ........ – 2,881,316 – 2,881,316
Total Return Swap Contracts* ....................... – 48,246 – 48,246
Total Assets $ 125,088,910 $ 108,945,249 $ –
(a)
$ 234,034,159
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (15,322,531) $ (11,867,478) $ –
(a)
$ (27,190,009)
Preferred Stocks (Sold Short)
†
...................... – (77,607) – (77,607)
Futures Contracts* ............................... (4,100,408) – – (4,100,408)
Forward Foreign Currency Exchange Contracts* ........ – (2,575,967) – (2,575,967)
Total Return Swap Contracts* ....................... – (40,936) – (40,936)
Total Liabilities $ (19,422,939) $ (14,561,988) $ –
(a)
$ (33,984,927)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 193,818,887 $ 183,329,004 $ – $ 377,147,891
Futures Contracts* ............................... 32,730,942 – – 32,730,942
Total Assets $ 226,549,829 $ 183,329,004 $ – $ 409,878,833
LIABILITIES
Futures Contracts* ............................... $ (49,546,271) $ – $ – $ (49,546,271)
Total Liabilities $ (49,546,271) $ – $ – $ (49,546,271)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 49,885,758 $ – $ 49,885,758
Short-Term Investments ........................... 303,832,698 411,407,221 – 715,239,919
Futures Contracts* ............................... 21,097,959 – – 21,097,959
Forward Foreign Currency Exchange Contracts* ........ – 23,275,260 – 23,275,260
Interest Rate Swap Contracts* ...................... – 32,497,785 – 32,497,785
Total Return Basket Swap Contracts* ................. – 20,529,898 – 20,529,898
Total Return Swap Contracts* ....................... – 790,904 – 790,904
Total Assets $ 324,930,657 $ 538,386,826 $ – $ 863,317,483
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ – $ (40,306,111) $ – $ (40,306,111)
Futures Contracts* ............................... (13,802,476) – – (13,802,476)
Forward Foreign Currency Exchange Contracts* ........ – (10,484,954) – (10,484,954)
Interest Rate Swap Contracts* ...................... – (43,900,692) – (43,900,692)
Total Return Basket Swap Contracts* ................. – (2,048,450) – (2,048,450)
Total Return Swap Contracts* ....................... – (1,390,357) – (1,390,357)
Total Liabilities $ (13,802,476) $ (98,130,564) $ – $ (111,933,040)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON
AWARE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 9,335,434 $ 9,957,258 $ – $ 19,292,692
Forward Foreign Currency Exchange Contracts* ........ – 59,866 – 59,866
Total Return Basket Swap Contracts* ................. – 725,331 – 725,331
Total Assets $ 9,335,434 $ 10,742,455 $ – $ 20,077,889
LIABILITIES
Forward Foreign Currency Exchange Contracts* ........ $ – $ (35,876) $ – $ (35,876)
Total Return Basket Swap Contracts* ................. – (89,758) – (89,758)
Total Liabilities $ – $ (125,634) $ – $ (125,634)
*
Derivative instruments, including futures, forward foreign currency exchange, total return basket swap and total return swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swap and interest rate swap contracts are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and
Liabilities for exchange-traded and cleared derivatives.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
6. Federal Income Tax Matters
At June 30, 2023, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book-basis and tax-basis cost of investments was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g. wash sale loss deferrals and passive foreign investment company ("PFIC") transactions).
As of December 31, 2022, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
7. Investment Transactions
During the period ended June 30, 2023, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Alternative Risk Premia Fund .......................... $ 37,057,194 $ 118,786,547 $ (22,518,488) $ 96,268,059
AQR Diversified Arbitrage Fund ............................. 1,721,508,470 52,303,913 (115,315,777) (63,011,864)
AQR Diversifying Strategies Fund ........................... 319,264,813 4,386,809 — 4,386,809
AQR Equity Market Neutral Fund ........................... 200,928,985 4,396,391 (1,427,892) 2,968,499
AQR Long-Short Equity Fund .............................. 564,367,940 21,040,696 (6,547,170) 14,493,526
AQR Macro Opportunities Fund ............................. 86,571,010 23,349,579 (19,065,771) 4,283,808
AQR Managed Futures Strategy Fund ........................ 1,338,736,186 123,521,751 (78,637,002) 44,884,749
AQR Managed Futures Strategy HV Fund ..................... 140,038,017 19,566,822 (12,732,088) 6,834,734
AQR Multi-Asset Fund ................................... 189,705,180 16,964,544 (6,620,492) 10,344,052
AQR Risk-Balanced Commodities Strategy Fund ................ 377,210,277 32,728,707 (49,606,422) (16,877,715)
AQR Style Premia Alternative Fund .......................... 694,043,150 110,883,386 (53,542,093) 57,341,293
AQR Sustainable Long-Short Equity Carbon Aware Fund .......... 19,293,220 786,580 (127,545) 659,035
FUND SHORT-TERM LONG TERM
AQR Alternative Risk Premia Fund ................................................. $ 112,283,894 $ —
AQR Diversified Arbitrage Fund .................................................... — 77,005,886
AQR Equity Market Neutral Fund .................................................. 629,515 374,455
AQR Long-Short Equity Fund ..................................................... 13,591,078 17,371,894
AQR Managed Futures Strategy Fund ............................................... 459,556,408 498,539,968
AQR Managed Futures Strategy HV Fund ............................................ 48,664,672 46,418,745
AQR Multi-Asset Fund .......................................................... 2,647,136 7,199,809
AQR Style Premia Alternative Fund ................................................. 444,282,352 —
AQR Sustainable Long-Short Equity Carbon Aware Fund
*
................................ 144,125 212,644
*
Capital loss carryforwards are reduced for limitations to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
FUND PURCHASES SALES
SECURITIES
SOLD SHORT
COVERS ON
SECURITIES
SOLD SHORT
AQR Alternative Risk Premia Fund .......................... $ 94,980,886 $ 80,396,065 $ 173,401,441 $ 152,371,705
AQR Diversified Arbitrage Fund ............................. 462,132,598 442,856,227 222,443,527 146,903,609
AQR Diversifying Strategies Fund ........................... 182,146,558 58,471,426 — —
AQR Equity Market Neutral Fund ........................... 4,609,995 5,830,933 2,861,657 3,475,270
AQR Macro Opportunities Fund ............................. 7,937,907 4,652,744 — —
AQR Multi-Asset Fund ................................... 104,847,695 60,758,526 27,391,297 21,261,831
AQR Style Premia Alternative Fund .......................... 18,932,035 16,794,393 9,702,505 15,896,479

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
During the period ended June 30, 2023, the Funds had purchases and sales of long-term U.S. Government obligations, which are included in the table above, as follows:
8. Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.
The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the
Statements of Assets and Liabilities at June 30, 2023:
FUND PURCHASES SALES
AQR Multi-Asset Fund .................................................................. $ 13,550,120 $ 3,238,594
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
Equity Risk Exposure: 3,311,614 25,494,847 2,657,940
Unrealized Appreciation on Futures Contracts
*
.................................. $ 1,534,016 $ – $ –
Swaps at Value (Assets)
**
................................................. 159,766 1,156,602 2,234,842
Unrealized Depreciation on Futures Contracts
*
................................. (1,414,352) (12,442) –
Swaps at Value (Liabilities)
**
............................................... (203,478) (24,325,803) (423,098)
3,311,614 25,494,847 2,657,940
Foreign Exchange Rate Risk Exposure: 6,079,272 608,555 24,181
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts ............ 3,930,459 492 721
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts ........... (2,148,813) (608,063) (23,460)
6,079,272 608,555 24,181
Interest Rate Risk Exposure: 10,806,644 17,728,289 –
Unrealized Appreciation on Futures Contracts
*
.................................. 1,055,205 2,850,064 –
Swaps at Value (Assets)
**
................................................. 4,103,648 – –
Unrealized Depreciation on Futures Contracts
*
................................. (196,423) – –
Swaps at Value (Liabilities)
**
............................................... (5,451,370) (14,878,225) –
10,806,644 17,728,289 –
Credit Risk Exposure: – 3,078,444 –
Swaps at Value (Liabilities)
**
............................................... – (3,078,444) –
– 3,078,444 –
Commodity Risk Exposure: 2,205,375 – –
Unrealized Appreciation on Futures Contracts
*
.................................. 1,380,851 – –
Unrealized Depreciation on Futures Contracts
*
................................. (824,525) – –
2,205,375 – –
Net Fair Value of Derivative Contracts: 533,551 (80,629,260) 1,766,266
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...................... 1,534,772 2,837,622 –
Swaps at Value
**
........................................................ (1,391,434) (41,125,870) 1,811,744
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts 1,781,646 (607,571) (22,739)
533,551 80,629,260 1,766,266
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Equity Risk Exposure: 25,425,393 4,809,788 8,963,895 1,267,097
Unrealized Appreciation on Futures Contracts
*
.................. $ 4,621,965 $ 1,670,986 $ 1,075,025 $ 174,257
Swaps at Value (Assets)
**
................................. 15,118,666 172,756 5,401,161 592,730
Unrealized Depreciation on Futures Contracts
*
................. (34,223) (2,812,858) (2,287,557) (360,261)
Swaps at Value (Liabilities)
**
............................... (5,650,539) (153,190) (200,151) (139,850)
25,425,393 4,809,788 8,963,895 1,267,097
Foreign Exchange Rate Risk Exposure: 2,030,964 10,390,501 67,528,781 10,767,264
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 1,275,233 5,215,387 38,055,128 6,045,969
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (755,731) (5,175,114) (29,473,653) (4,721,295)
2,030,964 10,390,501 67,528,781 10,767,264

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Interest Rate Risk Exposure: – 19,466,322 93,998,114 14,747,661
Unrealized Appreciation on Futures Contracts
*
.................. – 457,292 24,093,486 3,768,132
Swaps at Value (Assets)
**
................................. – 8,843,319 39,816,510 6,375,378
Unrealized Depreciation on Futures Contracts
*
................. – (301,006) (1,874,756) (274,166)
Swaps at Value (Liabilities)
**
............................... – (9,864,704) (28,213,355) (4,329,990)
– 19,466,322 93,998,114 14,747,661
Credit Risk Exposure: – 1,447,667 1,015,363 169,831
Swaps at Value (Assets)
**
................................. – 751,334 817,527 136,717
Swaps at Value (Liabilities)
**
............................... – (696,333) (197,834) (33,114)
– 1,447,667 1,015,363 169,831
Commodity Risk Exposure: – 9,020,461 45,924,769 7,412,144
Unrealized Appreciation on Futures Contracts
*
.................. – 5,495,469 20,814,906 3,300,354
Unrealized Depreciation on Futures Contracts
*
................. – (3,524,991) (25,109,863) (4,111,787)
– 9,020,461 45,924,769 7,412,144
Net Fair Value of Derivative Contracts: 14,575,371 (868,471) 42,716,576 6,423,072
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 4,587,742 984,892 16,711,241 2,496,529
Swaps at Value
**
........................................ 9,468,127 (946,818) 17,423,858 2,601,871
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... 519,502 40,273 8,581,475 1,324,674
14,575,371 868,471 42,716,576 6,423,072
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
Equity Risk Exposure: 1,557,474 – 46,411,162 815,089
Unrealized Appreciation on Futures Contracts
*
.................. $ 835,245 $ – $ 11,556,077 $ –
Swaps at Value (Assets)
**
................................. 48,246 – 21,320,154 725,331
Unrealized Depreciation on Futures Contracts
*
................. (633,045) – (10,098,028) –
Swaps at Value (Liabilities)
**
............................... (40,936) – (3,436,900) (89,758)
1,557,474 – 46,411,162 815,089
Foreign Exchange Rate Risk Exposure: 5,457,283 – 33,760,214 95,744
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 2,881,316 – 23,275,260 59,866
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (2,575,967) – (10,484,954) (35,876)
5,457,283 – 33,760,214 95,744
Interest Rate Risk Exposure: 1,181,232 – 80,559,780 –
Unrealized Appreciation on Futures Contracts
*
.................. 334,440 – 2,606,948 –
Swaps at Value (Assets)
**
................................. – – 32,498,433 –
Unrealized Depreciation on Futures Contracts
*
................. (846,793) – (1,551,801) –
Swaps at Value (Liabilities)
**
............................... – – (43,902,599) –
1,181,232 – 80,559,780 –
Commodity Risk Exposure: 4,594,207 82,277,212 9,087,580 –
Unrealized Appreciation on Futures Contracts
*
.................. 1,973,637 32,730,942 6,934,934 –
Unrealized Depreciation on Futures Contracts
*
................. (2,620,570) (49,546,271) (2,152,647) –
4,594,207 82,277,212 9,087,580 –
Net Fair Value of Derivative Contracts: (1,601,512) (33,630,656) 26,564,877 659,563
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... (957,086) (16,815,329) 7,295,483 –
Swaps at Value
**
........................................ 7,310 – 6,479,088 635,573
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... 305,349 – 12,790,306 23,990
1,601,512 33,630,656 26,564,877 659,563
* Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
** Includes the fair value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities .

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the period ended June 30, 2023:
*
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 763,568 (41,575,559) 4,196,847
Futures Contracts ....................................................... $ 990,398 $ (1,841,230) $ –
Swap Contracts ........................................................ (226,830) (38,986,815) 4,196,847
Written Option Contracts .................................................. – 167,528 –
Purchased Option Contracts ............................................... – (915,043) –
763,568 (41,575,559.43) 4,196,846.6
Foreign Exchange Rate Risk Exposure: (942,872) 608,734 (32,912)
Forward Foreign Currency Exchange Contracts ................................. (942,872) 608,734 (32,912)
(942,872) 608,734 (32,912)
Interest Rate Risk Exposure: (291,549) (12,203,841) –
Futures Contracts ....................................................... (1,557,978) 1,044,473 –
Swap Contracts ........................................................ 1,266,429 (13,248,314) –
(291,548.53) (12,203,840.68) –
Credit Risk Exposure: – (7,487,487) –
Swap Contracts ........................................................ – (7,487,487) –
– (7,487,486.88) –
Commodity Risk Exposure: (1,799,571) – –
Futures Contracts ....................................................... (1,799,571) – –
(1,799,571.3) – –
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: (92,075) (2,472,889) (1,436,655)
Futures Contracts ....................................................... (19,499) (87,133) –
Swap Contracts ........................................................ (72,576) (2,385,756) (1,436,655)
92,075 2,472,889 1,436,655
Foreign Exchange Rate Risk Exposure: 2,741,368 1,267,134 8,729
Forward Foreign Currency Exchange Contracts ................................. 2,741,368 (1,267,134) (8,729)
2,741,368 1,267,134 8,729
Interest Rate Risk Exposure: 3,111,645 32,512,114 –
Futures Contracts ....................................................... 1,322,326 2,485,737 –
Swap Contracts ........................................................ 1,789,317 30,026,377 –
3,111,645 32,512,114 –
Credit Risk Exposure: – 2,424,766 –
Swap Contracts ........................................................ – 2,424,765 –
– 2,424,766 –
Commodity Risk Exposure: 690,703 – –
Futures Contracts ....................................................... 690,703 – –
690,703 – –
*
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 37,113,753 (5,760,734) (43,341,777) (6,845,411)
Futures Contracts ....................................... $ 11,823,130 $ (4,926,582) $ (30,113,347) $ (5,054,271)
Swap Contracts ........................................ 25,290,623 (834,152) (13,228,431) (1,791,141)
37,113,752.56 (5,760,734.22) (43,341,777.43) (6,845,411.17)
Foreign Exchange Rate Risk Exposure: (279,713) (874,228) (4,499,635) (1,001,775)
Forward Foreign Currency Exchange Contracts ................. (279,713) (874,228) (4,499,635) (1,001,775)
(279,713) (874,228) (4,499,635) (1,001,775)
Interest Rate Risk Exposure: – 4,360,558 10,488,273 (215,979)
Futures Contracts ....................................... – 2,710,463 2,900,207 (836,481)
Swap Contracts ........................................ – 1,650,095 7,588,066 620,502
– 4,360,558.11 10,488,273.09 (215,979.18)
Credit Risk Exposure: – (450,330) (312,161) (48,227)
Swap Contracts ........................................ – (450,329) (312,161) (48,227)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
*
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
– (450,329.52) (312,161.37) (48,226.75)
Commodity Risk Exposure: – (793,244) 27,653,791 4,311,647
Futures Contracts ....................................... – (793,244) 27,653,791 4,311,647
– (793,243.89) 27,653,790.97 4,311,646.57
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 5,886,507 (3,112,283) (12,000,375) (2,451,953)
Futures Contracts ....................................... 9,510,006 (3,056,255) (8,846,314) (1,423,421)
Swap Contracts ........................................ (3,623,500) (56,027) (3,154,065) (1,028,531)
5,886,507 3,112,283 12,000,375 2,451,953
Foreign Exchange Rate Risk Exposure: 1,226,612 942,726 28,569,504 4,534,570
Forward Foreign Currency Exchange Contracts ................. (1,226,612) (942,726) 28,569,504 4,534,570
1,226,612 942,726 28,569,504 4,534,570
Interest Rate Risk Exposure: – 2,238,090 1,510,954 1,254,616
Futures Contracts ....................................... – (1,124,581) (16,224,804) (2,021,882)
Swap Contracts ........................................ – (1,113,507) 17,735,755 3,276,500
– 2,238,090 1,510,954 1,254,616
Credit Risk Exposure: – 123,971 316,262 48,997
Swap Contracts ........................................ – 123,970 316,263 48,998
– 123,971 316,262 48,997
Commodity Risk Exposure: – 2,707,208 5,137,013 971,135
Futures Contracts ....................................... – 2,707,208 (5,137,010) (971,135)
– 2,707,208 5,137,013 971,135
*
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 102,064 – 15,293,306 1,707,257
Futures Contracts ....................................... $ 717,454 $ – $ 14,650,427 $ –
Swap Contracts ........................................ (615,390) – 642,879 1,707,257
102,064.22 – 15,293,306.3 1,707,256.95
Foreign Exchange Rate Risk Exposure: 632,994 – (8,555,663) (23,001)
Forward Foreign Currency Exchange Contracts ................. 632,994 – (8,555,663) (23,001)
632,994 – (8,555,663) (23,001)
Interest Rate Risk Exposure: (3,517,270) – (3,147,952) –
Futures Contracts ....................................... (3,517,270) – (9,648,592) –
Swap Contracts ........................................ – – 6,500,640 –
(3,517,270.36) – (3,147,951.95) –
Commodity Risk Exposure: (230,766) 24,646,042 (17,564,415) –
Futures Contracts ....................................... (230,766) 24,646,042 (17,564,415) –
(230,766.36) 24,646,041.87 (17,564,415.24) –
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: (620,288) – 101,164 168,393
Futures Contracts ....................................... (554,559) – 2,486,525 –
Swap Contracts ........................................ (65,730) – (2,385,361) 168,393
620,288 – 101,164 168,393
Foreign Exchange Rate Risk Exposure: 745,468 – 16,436,255 54,183
Forward Foreign Currency Exchange Contracts ................. 745,468 – 16,436,255 (54,183)
745,468 – 16,436,255 54,183
Interest Rate Risk Exposure: 2,079,282 – 27,292,136 –
Futures Contracts ....................................... 2,079,284 – 11,390,747 –
Swap Contracts ........................................ – – 15,901,392 –
2,079,282 – 27,292,136 –
Commodity Risk Exposure: 1,622,979 42,291,888 5,868,172 –
Futures Contracts ....................................... (1,622,980) (42,291,889) 5,868,169 –
1,622,979 42,291,888 5,868,172 –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
The following tables present the Funds’ gross OTC derivative assets and liabilities, by counterparty and contract type, net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Funds as of June 30, 2023:
AQR Alternative Risk Premia Fund
R -
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $10,397 and total additional collateral pledged was $5,515,561.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
BANA   ......... Total Return Swap
Contracts $ 156,153 $ (77,168) $ 78,985 $ – $ – $ 78,985
CITI ........... Forward Foreign
Currency Exchange
Contracts 1,964,974 (1,073,874) 891,100 – (746,756) 144,344
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,965,485 (1,074,939) 890,546 – – 890,546
MLIN .......... Total Return Swap
Contracts 3,613 (3,613) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 4,090,225 (2,229,594) 1,860,631 – (746,756) 1,113,875
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 77,168 $ (77,168) $ – $ – $ – $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 1,073,874 (1,073,874) – – – –
GSIN .......... Total Return Swap
Contracts 3,188 – 3,188 – (3,188) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,074,939 (1,074,939) – – – –
MLIN .......... Total Return Swap
Contracts 55,251 (3,613) 51,638 – (51,638) –
MSCS .......... Total Return Swap
Contracts 67,871 – 67,871 (67,871) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,352,291 (2,229,594) 122,697 (67,871) (54,826) –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
AQR Diversified Arbitrage Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $1,181,073 and total additional collateral pledged was $140,974,644.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 492 $ (492) $ – $ – $ – $ –
GSIN .......... Total Return Basket
Swap Contracts 1,156,602 (1,156,602) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,157,094 (1,157,094) – – – –
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BNPP .......... Total Return Basket
Swap Contracts $ 17,610,292 $ – $ 17,610,292 $ – $ (17,610,292) $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 305,360 (492) 304,868 – (304,868) –
GSIN .......... Total Return Basket
Swap Contracts 21,440,902 (1,156,602) 20,284,300 (20,284,300) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 302,703 – 302,703 – (302,703) –
MSIP .......... Total Return Basket
Swap Contracts 152,834 – 152,834 (152,834) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 39,812,091 (1,157,094) 38,654,997 (20,437,134) (18,217,863) –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
AQR Equity Market Neutral Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $286,435 and total additional collateral pledged was $49,111,660.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 360 $ (360) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 361 (361) –
JPMC .......... Total Return Basket
Swap Contracts 568,241 (33,085) 535,156
Total JPMC 568,602 (33,446) 535,156 – – 535,156
MLIN .......... Total Return Basket
Swap Contracts 529,086 – 529,086 – (372,044) 157,042
MSIP .......... Total Return Basket
Swap Contracts 1,137,515 (390,013) 747,502 – (747,502) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,235,563 (423,819) 1,811,744 – (1,119,546) 692,198
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 11,733 $ (360) $ 11,373 $ – $ (11,373) $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 11,727 (361) 11,366
JPMC .......... Total Return Basket
Swap Contracts 33,085 (33,085) –
Total JPMC 44,812 (33,446) 11,366 – (11,366) –
MSIP .......... Total Return Basket
Swap Contracts 390,013 (390,013) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 446,558 (423,819) 22,739 – (22,739) –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
AQR Long-Short Equity Fund
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
BANA   ......... Total Return Basket
Swap Contracts $ 714,108 $ – $ 714,108 $ – $ (714,108) $ –
BNPP .......... Total Return Basket
Swap Contracts 2,955,115 (521,888) 2,433,227 – – 2,433,227
CITI ........... Forward Foreign
Currency Exchange
Contracts 637,529 (377,906) 259,623 – (127,815) 131,808
GSIN .......... Total Return Basket
Swap Contracts 228,259 (228,259) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 637,704 (377,825) 259,879
JPMC .......... Total Return Swap
Contracts 247,611 (96,730) 150,881
JPMC .......... Total Return Basket
Swap Contracts 9,701,228 – 9,701,228
Total JPMC 10,586,543 (474,555) 10,111,988 – – 10,111,988
MSIP .......... Total Return Basket
Swap Contracts 1,272,345 (823,614) 448,731 – (448,731) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 16,393,899 (2,426,222) 13,967,677 – (1,290,654) 12,677,023

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $929,744 and total additional collateral pledged was $130,100,850.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BNPP .......... Total Return Basket
Swap Contracts $ 521,888 $ (521,888) $ – $ – $ – $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 377,906 (377,906) – – – –
GSIN .......... Total Return Swap
Contracts 20,559 – 20,559
GSIN .......... Total Return Basket
Swap Contracts 4,187,748 (228,259) 3,959,489
Total GSIN 4,208,307 (228,259) 3,980,048 (3,980,048) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 377,825 (377,825) –
JPMC .......... Total Return Swap
Contracts 96,730 (96,730) –
Total JPMC 474,555 (474,555) – – – –
MSIP .......... Total Return Basket
Swap Contracts 823,614 (823,614) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 6,406,270 (2,426,222) 3,980,048 (3,980,048) – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
AQR Macro Opportunities Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $19,135 and total additional collateral pledged was $4,272,335.
(b) The amount of collateral shown for OTC derivatives is not indicative of the aggregate collateral as of period end because of the timing of payments with counterparties.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 2,607,324 $ (2,586,768) $ 20,556 $ – $ – $ 20,556
GSIN .......... Total Return Swap
Contracts 172,747 (61,519) 111,228 – (111,228) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 2,608,063 (2,588,346) 19,717 – – 19,717
MLIN .......... Total Return Swap
Contracts 9 (9) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 5,388,143 (5,236,642) 151,501 – (111,228) 40,273
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 7,704 $ – $ 7,704 $ – $ – $ 7,704
CITI ........... Forward Foreign
Currency Exchange
Contracts 2,586,768 (2,586,768) – – – –
GSIN .......... Total Return Swap
Contracts 61,519 (61,519) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 2,588,346 (2,588,346) – – – –
MLIN .......... Total Return Swap
Contracts 83,967 (9) 83,958 – – 83,958 (b)
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 5,328,304 (5,236,642) 91,662 – – 91,662

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
AQR Managed Futures Strategy Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $106,146,070.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 19,024,967 $ (14,726,854) $ 4,298,113 $ – $ – $ 4,298,113
GSIN .......... Total Return Basket
Swap Contracts 2,141,171 – 2,141,171 – (722,369) 1,418,802
JPMC .......... Forward Foreign
Currency Exchange
Contracts 19,030,161 (14,746,799) 4,283,362 – – 4,283,362
MLIN .......... Total Return Swap
Contracts 106,518 (9,657) 96,861
MLIN .......... Total Return Basket
Swap Contracts 3,153,472 (68,381) 3,085,091
Total MLIN 3,259,990 (78,038) 3,181,952 – (1,985,306) 1,196,646
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 43,456,289 (29,551,691) 13,904,598 – (2,707,675) 11,196,923
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 14,726,854 $ (14,726,854) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 14,746,799 (14,746,799) – – – –
MLIN .......... Total Return Swap
Contracts 9,657 (9,657) –
MLIN .......... Total Return Basket
Swap Contracts 68,381 (68,381) –
Total MLIN 78,038 (78,038) – – – –
MSCS .......... Total Return Swap
Contracts 122,113 – 122,113 (122,113) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 29,673,804 (29,551,691) 122,113 (122,113) – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
AQR Managed Futures Strategy HV Fund
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 3,022,561 $ (2,359,091) $ 663,470 $ – $ (600,418) $ 63,052
GSIN .......... Total Return Basket
Swap Contracts 437,364 (46,386) 390,978 – (311,733) 79,245
JPMC .......... Forward Foreign
Currency Exchange
Contracts 3,023,408 (2,362,204) 661,204
JPMC .......... Total Return Basket
Swap Contracts 139,122 (73,848) 65,274
Total JPMC 3,162,530 (2,436,052) 726,478 – – 726,478
MLIN .......... Total Return Swap
Contracts 16,244 (15,502) 742 – – 742
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 6,638,699 (4,857,031) 1,781,668 – (912,151) 869,517

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $17,540,894.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 2,359,091 $ (2,359,091) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 4,114 – 4,114
GSIN .......... Total Return Basket
Swap Contracts 46,386 (46,386) –
Total GSIN 50,500 (46,386) 4,114 (4,114) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 2,362,204 (2,362,204) –
JPMC .......... Total Return Basket
Swap Contracts 73,848 (73,848) –
Total JPMC 2,436,052 (2,436,052) – – – –
MLIN .......... Total Return Swap
Contracts 15,502 (15,502) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 4,861,145 (4,857,031) 4,114 (4,114) – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
AQR Multi-Asset Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $103,191 and total additional collateral pledged was $3,273,659.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
BANA   ......... Total Return Swap
Contracts $ 41,299 $ (13,981) $ 27,318 $ – $ – $ 27,318
CITI ........... Forward Foreign
Currency Exchange
Contracts 1,442,789 (1,316,004) 126,785 – (120,023) 6,762
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,438,527 (1,259,963) 178,564 – – 178,564
MLIN .......... Total Return Swap
Contracts 6,947 – 6,947 – (6,947) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,929,562 (2,589,948) 339,614 – (126,970) 212,644
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 13,981 $ (13,981) $ – $ – $ – $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 1,316,004 (1,316,004) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,259,963 (1,259,963) – – – –
MSCS .......... Total Return Swap
Contracts 26,955 – 26,955 (26,955) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,616,903 (2,589,948) 26,955 (26,955) – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
AQR Style Premia Alternative Fund
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
BANA   ......... Total Return Swap
Contracts $ 648 $ (648) $ –
BANA   ......... Total Return Basket
Swap Contracts 9,467,283 – 9,467,283
Total BANA 9,467,931 (648) 9,467,283 $ – $ (9,467,283) $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 11,636,148 (5,239,750) 6,396,398
CITI ........... Total Return Swap
Contracts 761,407 (277,704) 483,703
Total CITI 12,397,555 (5,517,454) 6,880,101 – (6,880,101) –
GSIN .......... Total Return Swap
Contracts 9,229 (9,229) –
GSIN .......... Total Return Basket
Swap Contracts 5,226,039 (567,064) 4,658,975
Total GSIN 5,235,268 (576,293) 4,658,975 – (4,658,975) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 11,639,112 (5,245,204) 6,393,908
JPMC .......... Total Return Basket
Swap Contracts 508,621 (508,621) –
Total JPMC 12,147,733 (5,753,825) 6,393,908 – – 6,393,908
MLIN .......... Total Return Swap
Contracts 19,620 (19,620) –
MLIN .......... Total Return Basket
Swap Contracts 454,138 – 454,138
Total MLIN 473,758 (19,620) 454,138 – – 454,138
MSIP .......... Total Return Basket
Swap Contracts 4,873,817 – 4,873,817 – (4,873,817) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 44,596,062 (11,867,840) 32,728,222 – (25,880,176) 6,848,046

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $2,914,495 and total additional collateral pledged was $200,568,153.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 94,540 $ (648) $ 93,892 $ – $ (4,337) $ 89,555
CITI ........... Forward Foreign
Currency Exchange
Contracts 5,239,750 (5,239,750) –
CITI ........... Total Return Swap
Contracts 277,704 (277,704) –
Total CITI 5,517,454 (5,517,454) – – – –
GSIN .......... Total Return Swap
Contracts 453,527 (9,229) 444,298
GSIN .......... Total Return Basket
Swap Contracts 567,064 (567,064) –
Total GSIN 1,020,591 (576,293) 444,298 (444,298) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 5,245,204 (5,245,204) –
JPMC .......... Total Return Swap
Contracts 132,398 – 132,398
JPMC .......... Total Return Basket
Swap Contracts 1,481,386 (508,621) 972,765
Total JPMC 6,858,988 (5,753,825) 1,105,163 (1,105,163) – –
MLIN .......... Total Return Swap
Contracts 432,188 (19,620) 412,568 – (412,568) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 13,923,761 (11,867,840) 2,055,921 (1,549,461) (416,905) 89,555

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
AQR Sustainable Long-Short Equity Carbon Aware Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $10,204,960.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 29,929 $ (17,940) $ 11,989 $ – $ – $ 11,989
GSIN .......... Total Return Basket
Swap Contracts 422,667 – 422,667 – – 422,667
JPMC .......... Forward Foreign
Currency Exchange
Contracts 29,937 (17,936) 12,001 – – 12,001
MLIN .......... Total Return Basket
Swap Contracts 302,664 (89,758) 212,906 – (150,149) 62,757
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 785,197 (125,634) 659,563 – (150,149) 509,414
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 17,940 $ (17,940) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 17,936 (17,936) – – – –
MLIN .......... Total Return Basket
Swap Contracts 89,758 (89,758) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 125,634 (125,634) – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
For the period ended June 30, 2023, the average and ending volume of the derivatives held by the Funds were as follows:
Derivatives Volume Disclosure*
*
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
AQR LONG-
SHORT EQUITY
FUND
Futures Contracts:
Average Notional Balance - Long $ 163,880,135 $ 220,375,000 $ – $ 170,947,059
Average Notional Balance - Short 263,852,999 250,370,957 – 120,004
Ending Notional Balance - Long 184,709,550 – – 154,671,242
Ending Notional Balance - Short 335,014,082 268,579,359 – 120,004
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 174,566,185 1,210,470 1,367,973 98,298,317
Average Settlement Value - Sold 178,128,642 43,579,869 1,976,073 1,003,073
Ending Value - Purchased 169,612,150 1,392,439 1,013,431 100,562,094
Ending Value - Sold 178,044,642 28,730,736 1,744,591 1,751,043
Exchange-Traded Option Contracts:
Average Number of Contracts - Purchased – 2,832 – –
Average Number of Contracts - Written – 2,832 – –
Ending Number of Contracts - Purchased – – – –
Ending Number of Contracts - Written – – – –
Credit Default Swap Contracts:
Average Notional Balance - Buy Protection – 112,533,333 – –
Average Notional Balance - Sell Protection – – – –
Ending Notional Balance - Buy Protection – 104,500,000 – –
Ending Notional Balance - Sell Protection – – – –
Total Return Swap Contracts:
Average Notional Balance - Long 10,548,295 – – 31,649,610
Average Notional Balance - Short 13,431,472 – – 661,469
Ending Notional Balance - Long 12,788,528 – – 34,759,359
Ending Notional Balance - Short 21,587,883 – – 338,364
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate 386,101,224 – – –
Average Notional Balance - Receives Fixed Rate 206,013,113 – – –
Ending Notional Balance - Pays Fixed Rate 472,596,159 – – –
Ending Notional Balance - Receives Fixed Rate 293,264,275 – – –
Total Return Basket Swap Contracts:
Average Notional of Underlying Positions - Long – 860,425,593 441,622,167 1,370,304,932
Average Notional of Underlying Positions - Short – 130,380,306 408,481,677 1,262,350,479
Ending Notional Balance - Long – 721,994,720 440,895,577 1,357,210,398
Ending Notional Balance - Short – 141,482,263 412,195,596 1,261,404,255

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
*
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
Futures Contracts:
Average Notional Balance - Long $ 301,317,814 $ 382,698,442 $ 62,595,088 $ 229,531,179 $ 1,018,281,441
Average Notional Balance - Short 509,104,778 4,873,144,754 800,308,819 80,390,980 471,489,177
Ending Notional Balance - Long 263,843,628 551,140,311 85,851,429 276,065,624 1,115,663,736
Ending Notional Balance - Short 402,585,596 6,408,455,504 1,036,442,252 82,898,617 575,919,717
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased 405,360,089 1,678,141,369 274,467,469 137,382,085 –
Average Settlement Value - Sold 397,312,922 1,732,586,646 285,054,789 152,212,023 –
Ending Value - Purchased 301,298,807 1,765,235,451 280,466,167 147,472,753 –
Ending Value - Sold 312,257,321 1,949,212,109 309,528,195 159,172,080 –
Credit Default Swap Contracts:
Average Notional Balance - Buy Protection 45,122,047 9,374,108 1,603,134 – –
Average Notional Balance - Sell Protection 12,798,551 17,862,283 2,997,264 – –
Ending Notional Balance - Buy Protection 49,883,914 – – – –
Ending Notional Balance - Sell Protection 20,416,894 52,104,123 8,772,226 – –
Total Return Swap Contracts:
Average Notional Balance - Long 18,730,401 18,036,012 3,000,431 1,080,832 –
Average Notional Balance - Short 14,848,774 58,147,847 8,797,151 9,699,790 –
Ending Notional Balance - Long 21,765,469 18,036,012 3,000,431 1,328,757 –
Ending Notional Balance - Short 9,000,550 25,653,691 3,867,740 8,599,026 –
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate 785,243,157 2,895,282,265 495,696,712 – –
Average Notional Balance - Receives Fixed Rate 511,780,614 1,287,428,290 226,885,780 – –
Ending Notional Balance - Pays Fixed Rate 788,877,567 2,547,642,787 414,521,494 – –
Ending Notional Balance - Receives Fixed Rate 556,048,603 1,334,108,661 211,351,815 – –
Total Return Basket Swap Contracts:
Average Notional of Underlying Positions - Long – 763,637,565 123,893,087 – –
Average Notional of Underlying Positions - Short – 748,837,690 121,648,424 – –
Ending Notional Balance - Long – 724,189,985 117,406,740 – –
Ending Notional Balance - Short – 723,171,636 117,944,930 – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
9. Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to certain investment management agreements entered into between the
Trust, on behalf of the applicable Funds, and the Adviser (collectively, the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
Pursuant to the Advisory Agreement, the Funds calculate and accrue daily based on the average daily net assets for each Fund and pay monthly the
Investment Advisory fee in the annual ratios below:
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
Futures Contracts:
Average Notional Balance - Long $ 1,268,345,318 $ –
Average Notional Balance - Short 1,058,062,782 –
Ending Notional Balance - Long 1,386,635,702 –
Ending Notional Balance - Short 1,169,225,435 –
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 1,132,409,430 4,448,860
Average Settlement Value - Sold 1,078,050,200 142,375
Ending Value - Purchased 997,429,649 4,726,574
Ending Value - Sold 986,830,333 23,314
Total Return Swap Contracts:
Average Notional Balance - Long 75,885,690 –
Average Notional Balance - Short 98,914,524 –
Ending Notional Balance - Long 79,978,595 –
Ending Notional Balance - Short 151,216,793 –
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate 3,134,151,885 –
Average Notional Balance - Receives Fixed Rate 1,718,874,598 –
Ending Notional Balance - Pays Fixed Rate 3,712,924,811 –
Ending Notional Balance - Receives Fixed Rate 2,322,383,437 –
Total Return Basket Swap Contracts:
Average Notional of Underlying Positions - Long 1,919,793,333 71,072,502
Average Notional of Underlying Positions - Short 1,761,946,157 51,026,731
Ending Notional Balance - Long 1,859,906,782 74,930,227
Ending Notional Balance - Short 1,747,270,126 54,012,709
*
Average volume of derivatives is based on the average of the notional balances, settlement values or number of contracts, as applicable, that were outstanding at the end of each quarter during the reporting period.
FUND RATIO
AQR Alternative Risk Premia Fund ........................................................................ 1.20%
AQR Diversified Arbitrage Fund .......................................................................... 1.00
AQR Diversifying Strategies Fund ........................................................................ 0.00
AQR Equity Market Neutral Fund ......................................................................... 1.10
AQR Long-Short Equity Fund ............................................................................ 1.10
AQR Macro Opportunities Fund .......................................................................... 1.00
AQR Managed Futures Strategy Fund ..................................................................... 1.05
AQR Managed Futures Strategy HV Fund .................................................................. 1.45
AQR Multi-Asset Fund ................................................................................. 0.60
AQR Risk-Balanced Commodities Strategy Fund ............................................................. 0.80
AQR Style Premia Alternative Fund ....................................................................... 1.30
AQR Sustainable Long-Short Equity Carbon Aware Fund ....................................................... 1.10

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through April 30, 2024 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser has
agreed to reimburse each Fund in an amount sufficient to limit each Fund's operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses, and extraordinary expenses, at no more than the following ratios:
The Trust, in turn, agreed that the Funds will repay the expense reimbursement to the Adviser only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser reimbursed the applicable Fund for its operating expenses under the Expense Limitation
Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
The amounts reimbursed by the Adviser for the period ended June 30, 2023, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at June 30, 2023 are as follows:
FUND CLASS I CLASS N CLASS R6
AQR Alternative Risk Premia Fund .................................................... 0.20% 0.20% 0.10%
AQR Diversified Arbitrage Fund ...................................................... 0.20 0.20 0.10
AQR Diversifying Strategies Fund .................................................... 0.20 0.20 0.10
AQR Equity Market Neutral Fund ..................................................... 0.20 0.20 0.10
AQR Long-Short Equity Fund ........................................................ 0.20 0.20 0.10
AQR Macro Opportunities Fund ...................................................... 0.20 0.20 0.10
AQR Managed Futures Strategy Fund ................................................. 0.20 0.20 0.10
AQR Managed Futures Strategy HV Fund .............................................. 0.20 0.20 0.10
AQR Multi-Asset Fund ............................................................. 0.20 0.20 0.10
AQR Risk-Balanced Commodities Strategy Fund ......................................... 0.20 0.20 0.10
AQR Style Premia Alternative Fund ................................................... 0.20 0.20 0.10
AQR Sustainable Long-Short Equity Carbon Aware Fund ................................... 0.20 0.20 0.10
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL
AMOUNTS EXP
RECOUPMENT
IRING JUNE 30 ,
JUNE 30, 2023 JUNE 30, 2023 20 23 20 24 20 25 20 26
AQR ALTERNATIVE RISK PREMIA FUND
Class I ................ $ 44,073 $ 323,513 $ 63,409 $ 138,157 $ 77,874 $ 44,073
Class N ................ 4,637 43,444 5,814 21,033 11,960 4,637
Class R6 ............... 80,777 524,012 75,717 186,472 181,046 80,777
Totals $ 129,487 $ 890,969 $ 144,940 $ 345,662 $ 270,880 $ 129,487
AQR DIVERSIFIED ARBITRAGE FUND
Class I ................ $ 17,498 $ 554,503 $ 106,464 $ 307,319 $ 123,222 $ 17,498
Class N ................ 1,120 32,646 6,750 16,394 8,382 1,120
Class R6 ............... 7,865 242,509 35,497 117,432 81,715 7,865
Totals $ 26,483 $ 829,658 $ 148,711 $ 441,145 $ 213,319 $ 26,483
AQR DIVERSIFYING STRATEGIES FUND
Class I ................ $ 17,710 $ 356,744 $ 91,736 $ 156,974 $ 90,324 $ 17,710
Class N ................ 545 15,547 4,203 7,540 3,259 545
Class R6 ............... 134 82,090 35,050 40,888 6,018 134
Totals $ 18,389 $ 454,381 $ 130,989 $ 205,402 $ 99,601 $ 18,389
AQR EQUITY MARKET NEUTRAL FUND
Class I ................ $ 67,116 $ 386,547 $ 50,788 $ 139,748 $ 128,895 $ 67,116
Class N ................ 13,035 115,317 7,835 56,655 37,792 13,035
Class R6 ............... 29,566 106,758 23,295 18,980 34,917 29,566
Totals $ 109,717 $ 608,622 $ 81,918 $ 215,383 $ 201,604 $ 109,717
AQR LONG-SHORT EQUITY FUND
Class I ................ $ 56,451 $ 395,278 $ 49,832 $ 154,566 $ 134,429 $ 56,451
Class N ................ 1,992 15,219 1,187 6,518 5,522 1,992
Class R6 ............... 894 20,507 6,122 9,902 3,589 894
Totals $ 59,337 $ 431,004 $ 57,141 $ 170,986 $ 143,540 $ 59,337

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
During the period ended June 30, 2023, the Funds repaid to the Advisor amounts previously reimbursed as follows:
Pursuant to the Sub-Advisory Agreements between the Sub-Adviser, the Adviser and the Trust, the Adviser will pay the Sub-Adviser an annual fee, payable monthly, at the annual rate of 0.50% of the average daily net assets for the AQR Diversified Arbitrage Fund.
10. Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds.
The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily NAV of the Class N shares of the Funds.
11. Principal Risks and Concentrations
With the exception of AQR Risk-Balanced Commodities Strategy Fund, the Funds are diversified. Because a non-diversified Fund may invest in securities of a smaller number of issuers, such non-diversified Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the non-diversified Fund's performance.
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL
AMOUNTS EXP
RECOUPMENT
IRING JUNE 30,
JUNE 30, 2023 JUNE 30, 2023 2023 2024 2025 2026
AQR MACRO OPPORTUNITIES FUND
Class I ................ $ 86,767 $ 375,390 $ 52,294 $ 98,175 $ 138,154 $ 86,767
Class N ................ 9,045 35,984 4,046 7,047 15,846 9,045
Class R6 ............... 53,242 458,809 67,735 210,700 127,132 53,242
Totals $ 149,054 $ 870,183 $ 124,075 $ 315,922 $ 281,132 $ 149,054
AQR MANAGED FUTURES STRATEGY FUND
Class I ................ $ 46,661 $ 46,661 $ – $ – $ – $ 46,661
Class N ................ 3,913 10,623 – – 6,710 3,913
Class R6 ............... 9,957 33,202 – – 23,245 9,957
Totals $ 60,531 $ 90,486 $ – $ – $ 29,955 $ 60,531
AQR MANAGED FUTURES STRATEGY HV FUND
Class I ................ $ 104,819 $ 611,371 $ 89,817 $ 179,234 $ 237,501 $ 104,819
Class N ................ 4,666 38,045 4,972 7,171 21,236 4,666
Class R6 ............... 57,343 245,923 36,789 56,224 95,567 57,343
Totals $ 166,828 $ 895,339 $ 131,578 $ 242,629 $ 354,304 $ 166,828
AQR MULTI-ASSET FUND
Class I ................ $ 68,376 $ 586,037 $ 98,931 $ 208,551 $ 210,179 $ 68,376
Class N ................ 6,777 33,907 4,397 8,933 13,800 6,777
Class R6 ............... 45,935 133,992 8,761 25,674 53,622 45,935
Totals $ 121,088 $ 753,936 $ 112,089 $ 243,158 $ 277,601 $ 121,088
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Class I ................ $ 81,626 $ 389,960 $ 14,091 $ 157,495 $ 136,748 $ 81,626
Class N ................ 9,097 67,525 11,355 30,330 16,743 9,097
Class R6 ............... 6,803 65,904 46,921 2,851 9,329 6,803
Totals $ 97,526 $ 523,389 $ 72,367 $ 190,676 $ 162,820 $ 97,526
AQR STYLE PREMIA ALTERNATIVE FUND
Class I ................ $ 28,194 $ 442,940 $ 105,102 $ 167,507 $ 142,137 $ 28,194
Class N ................ 2,929 33,343 3,856 12,424 14,134 2,929
Class R6 ............... 41,877 720,929 174,746 271,867 232,439 41,877
Totals $ 73,000 $ 1,197,212 $ 283,704 $ 451,798 $ 388,710 $ 73,000
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Class I ................ $ 35,282 $ 125,703 $ – $ 3,140 $ 87,281 $ 35,282
Class N ................ 20,239 72,281 – 3,140 48,902 20,239
Class R6 ............... 36,783 310,707 – 56,879 217,045 36,783
Totals $ 92,304 $ 508,691 $ – $ 63,159 $ 353,228 $ 92,304
FUND CLASS I CLASS N CLASS R6
AQR Diversified Arbitrage Fund ............................................. $ 22,274 $ 1,166 $ 9,027
AQR Diversifying Strategies Fund ........................................... – 128 –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity, and commodity risks.
Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-
term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds' portfolios generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments
(extension risk). Inflation-indexed bonds are subject to certain risks, including that their value will typically fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
Sovereign debt investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions, embargos or other government actions and/or restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and
higher transaction costs. To the extent a Fund’s investments in a single country or a limited number of countries represent a higher percentage of the
Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries may have a significant impact on investment performance, may subject the Fund to increased price volatility and may impair or otherwise limit the Fund's ability to invest in, receive, hold or sell securities issued by the impacted countries.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Foreign currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities or equity-related investments such as futures and option contracts, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
Geopolitical and other events, including war, terrorism, natural disasters, economic uncertainty, trade disputes, extreme weather and climate-related events, public health crises including pandemics and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments.
Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Funds' NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ NAV or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund's
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s NAV over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.
Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements, and managing margin and collateral requirements, as appropriate.
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Funds while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Funds while using a value strategy may suffer.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ NAV per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.
The Funds may invest in restricted securities. Restricted securities are subject to legal or contractual restrictions on resale and may generally be sold privately but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the
Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds, if any, are disclosed in the Schedule of Investments.
The Funds, at times, may utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions could also increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the
Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
Given the complexity of the investments and strategies of the Funds, the Adviser relies heavily on quantitative models and information and traditional and non-traditional data supplied or made available by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Funds' investments. When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Funds to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Funds are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties or otherwise, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The
Funds bear the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Funds to achieve their investment objective.
In regards to the AQR Diversifying Strategies Fund, due to the Fund's strategy of investing in affiliated funds, shareholders bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of such affiliated funds. An investor holding the affiliated investment funds directly and in the same proportions as the Fund would incur lower overall expenses but would not receive the benefits of the active allocation of investments among the affiliated investment funds associated with an investment in the Fund. The Adviser receives management fees from each of the affiliated investment funds, but not from the Fund. If the Adviser were to invest in unaffiliated funds, however, the Adviser would not receive direct or indirect management fees on the Fund assets invested in those unaffiliated funds. There is a risk that the affiliated investment funds in which the Fund invests will have higher expense ratios and/or underperform unaffiliated funds with comparable investment strategies.
Additionally, investments in the AQR Diversifying Strategies Fund are subject to risks related to the Adviser's allocation choices. The selection of the affiliated investment funds and the allocation of the Fund's assets to the affiliated investment funds could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The Fund could miss attractive investment opportunities by underweighting strategies that subsequently experience significant returns and could lose value by overweighting strategies that subsequently experience significant declines. As with other investments, investments in other investment companies, such as the affiliated investment funds and money market mutual funds, are subject to market and manager risk. Since the AQR Diversifying Strategies Fund's investments consist primarily of affiliated funds, the Fund's risks are directly related to the risks of the affiliated investment funds. For this reason, it is important to understand the risks associated with investing in the affiliated investment funds.
In regard to the AQR Sustainable Long-Short Equity Carbon Aware Fund, the ability of the Fund to achieve its net zero carbon target will be subject to the Adviser's ability to correctly assess the carbon emissions of the companies to which the Fund has exposure and the relative performance of the investments in the portfolio. Since the carbon emissions of companies will likely change as the regulatory environment, public sentiment and markets change or time passes, the success of the Fund's net zero carbon strategy will also be subject to the Adviser's ability to continually recalculate, readjust, and execute long and/or short positions in an efficient and timely manner. Additionally, the Adviser's methodology for assessing the Fund's carbon emissions exposure may differ from the methodology used by others and may not comport with an investor's assessment due to a variety of reasons such as, the use of different carbon emission data sources and/or differing views on how net zero carbon exposure is achieved. The Adviser's methodology for calculating the Fund's carbon emissions exposure could prove to be imperfect or may not achieve its intended results.
Additionally, the AQR Sustainable Long-Short Equity Carbon Aware Fund follows a sustainable investment approach that considers the Environmental,
Social and Governance (“ESG”) characteristics of investments when constructing the Fund's portfolio. Accordingly, the Fund will have reduced exposure to industries or sectors with companies that are excluded by the Fund's dynamic ESG filter or otherwise underweighted due to their ESG characteristics and potentially increased exposure to industries or sectors that do not contain such companies. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors. As a result, the Fund's performance may be lower than other funds that do not consider ESG characteristics or use different ESG criteria when constructing their portfolios. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the Fund may have fewer investment opportunities available to it. Sustainability and ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the U.S. is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in and/or disclose their sustainable and ESG practices may fall out of favor, which would challenge the Fund's ability to assess ESG characteristics of an issuer or industry and its ability to implement its investment strategies. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis. There is also no guarantee that the Adviser will successfully implement strategies or make investments in companies that result in favorable ESG outcomes while enhancing long-term shareholder value and achieving financial returns.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
12. Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds, including other AQR Funds not presented in this book, may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest income earned, as a result of lending under this agreement, is included in interfund lending income in the Statements of Operations.
During the reporting period, average loans made to another series of the Trust (not presented in this book) under the Interfund Lending Program were as follows:
There were no open borrowings as of June 30, 2023 by any of the Funds. The Funds did not have any borrowings for the period ended June 30, 2023.
13. Line of Credit
Each series of the Trust other than the AQR Diversifying Strategies Fund (collectively, the “Participating Funds”) renewed a 364-day syndicated line of credit with $345,000,000 in committed loans (the “Agreement”) with Bank of America, N.A., as the administrative agent, effective March 17, 2023.
Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.00% per annum plus (b) the higher of (i) the Federal Funds
Rate or (ii) Term SOFR (including a 0.10% adjustment). The maximum loan amount available to a Participating Fund is the lesser of an amount that will not exceed the borrowing limits set forth in the Participating Fund’s Prospectus and/or Statement of Additional Information and will not cause the asset coverage ratio for any borrowings by the Participating Fund to drop below the required amount under the Agreement (between 300-500% per
Participating Fund). The Agreement is subject to an annual commitment fee allocated to each Participating Fund, which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Participating Fund may be earmarked for asset coverage purposes until its loan is repaid in full. Interest expense paid, as a result of borrowing under the Agreement, and each Participating Fund's allocated commitment fee, is included in interest expense in the Statements of Operations.
There were no open borrowings as of June 30, 2023 by any of the Funds. The Funds did not have any borrowings for the period ended June 30, 2023.
14. Principal Ownership
As of June 30, 2023, the Funds had individual shareholders and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
FUND
AVERAGE
LOANS
WEIGHTED
AVERAGE
INTEREST
RATE
INTEREST
RECEIVED
AQR Managed Futures Strategy Fund .................................... $ 6,986,410 5.58% $ 41,637
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
AQR Alternative Risk Premia Fund .......................................... 3 92.65%
AQR Diversified Arbitrage Fund ............................................. 5 86.09
AQR Diversifying Strategies Fund ........................................... 3 90.68
AQR Equity Market Neutral Fund* ........................................... 5 85.35
AQR Long-Short Equity Fund .............................................. 6 85.25
AQR Macro Opportunities Fund* ............................................ 6 85.02
AQR Managed Futures Strategy Fund ........................................ 7 76.51
AQR Managed Futures Strategy HV Fund* .................................... 6 91.92
AQR Multi-Asset Fund* ................................................... 5 86.87
AQR Risk-Balanced Commodities Strategy Fund ................................ 6 86.72
AQR Style Premia Alternative Fund* ......................................... 4 79.69
AQR Sustainable Long-Short Equity Carbon Aware Fund* ......................... 5 94.89
*
The percentages held by the Adviser and/or affiliates are 29.47%, 43.87%, 25.28%, 41.87%, 6.96% and 40.38%, respectively.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2023
June 30, 2023 (Unaudited)
15. New Accounting Pronouncements and Regulations
On October 26, 2022, the SEC adopted rule and form amendments which require open-end mutual funds to transmit streamlined annual and semi-
annual reports to shareholders that highlight key information to investors. In connection with these amendments, certain information that was previously disclosed in fund shareholder reports will instead be made available online, delivered free of charge upon request, and filed on a semi-annual basis on
Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
16. Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events requiring adjustment to, or disclosure in, these financial statements.

Fund Expense Examples
AQR Funds | Semi-Annual Report | June 2023
As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 06/30/2023” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests.
These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  6/30/23
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDED
        6/30/23
AQR Alternative Risk Premia Fund
Class I
Actual Return $1,000.00 $1,043.30 5.23% $26.50
Hypothetical Return $1,000.00 $998.86 5.23% $25.92
Class N
Actual Return $1,000.00 $1,042.60 5.48% $27.75
Hypothetical Return $1,000.00 $997.62 5.48% $27.14
Class R6
Actual Return $1,000.00 $1,043.10 5.13% $25.99
Hypothetical Return $1,000.00 $999.36 5.13% $25.43
AQR Diversified Arbitrage Fund
Class I
Actual Return $1,000.00 $1,012.00 1.33% $6.63
Hypothetical Return $1,000.00 $1,018.20 1.33% $6.66
Class N
Actual Return $1,000.00 $1,010.30 1.58% $7.88
Hypothetical Return $1,000.00 $1,016.96 1.58% $7.90
Class R6
Actual Return $1,000.00 $1,012.00 1.23% $6.14
Hypothetical Return $1,000.00 $1,018.70 1.23% $6.16
AQR Diversifying Strategies Fund
Class I
Actual Return $1,000.00 $1,032.30 0.20% $1.01
Hypothetical Return $1,000.00 $1,023.80 0.20% $1.00
Class N
Actual Return $1,000.00 $1,029.70 0.45% $2.26
Hypothetical Return $1,000.00 $1,022.56 0.45% $2.26
Class R6
Actual Return $1,000.00 $1,031.30 0.10% $0.50
Hypothetical Return $1,000.00 $1,024.30 0.10% $0.50

Fund Expense Examples
AQR Funds | Semi-Annual Report | June 2023
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  6/30/23
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDED
        6/30/23
AQR Equity Market Neutral Fund
Class I
Actual Return $1,000.00 $1,042.10 1.54% $7.80
Hypothetical Return $1,000.00 $1,017.16 1.54% $7.70
Class N
Actual Return $1,000.00 $1,040.50 1.79% $9.06
Hypothetical Return $1,000.00 $1,015.92 1.79% $8.95
Class R6
Actual Return $1,000.00 $1,042.00 1.44% $7.29
Hypothetical Return $1,000.00 $1,017.65 1.44% $7.20
AQR Long-Short Equity Fund
Class I
Actual Return $1,000.00 $1,089.00 1.38% $7.15
Hypothetical Return $1,000.00 $1,017.95 1.38% $6.90
Class N
Actual Return $1,000.00 $1,088.40 1.63% $8.44
Hypothetical Return $1,000.00 $1,016.71 1.63% $8.15
Class R6
Actual Return $1,000.00 $1,089.90 1.28% $6.63
Hypothetical Return $1,000.00 $1,018.45 1.28% $6.41
AQR Macro Opportunities Fund
Class I
Actual Return $1,000.00 $977.80 1.21% $5.93
Hypothetical Return $1,000.00 $1,018.79 1.21% $6.06
Class N
Actual Return $1,000.00 $977.40 1.46% $7.16
Hypothetical Return $1,000.00 $1,017.55 1.46% $7.30
Class R6
Actual Return $1,000.00 $978.80 1.11% $5.45
Hypothetical Return $1,000.00 $1,019.29 1.11% $5.56
AQR Managed Futures Strategy Fund
Class I
Actual Return $1,000.00 $1,017.20 1.27% $6.35
Hypothetical Return $1,000.00 $1,018.50 1.27% $6.36
Class N
Actual Return $1,000.00 $1,016.20 1.52% $7.60
Hypothetical Return $1,000.00 $1,017.26 1.52% $7.60
Class R6
Actual Return $1,000.00 $1,018.30 1.17% $5.86
Hypothetical Return $1,000.00 $1,018.99 1.17% $5.86
AQR Managed Futures Strategy HV Fund
Class I
Actual Return $1,000.00 $1,009.60 1.69% $8.42
Hypothetical Return $1,000.00 $1,016.41 1.69% $8.45
Class N
Actual Return $1,000.00 $1,008.30 1.94% $9.66
Hypothetical Return $1,000.00 $1,015.17 1.94% $9.69
Class R6
Actual Return $1,000.00 $1,010.80 1.59% $7.93
Hypothetical Return $1,000.00 $1,016.91 1.59% $7.95

Fund Expense Examples
AQR Funds | Semi-Annual Report | June 2023
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  6/30/23
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDED
        6/30/23
AQR Multi-Asset Fund
Class I
Actual Return $1,000.00 $1,056.60 1.03% $5.25
Hypothetical Return $1,000.00 $1,019.69 1.03% $5.16
Class N
Actual Return $1,000.00 $1,055.70 1.28% $6.52
Hypothetical Return $1,000.00 $1,018.45 1.28% $6.41
Class R6
Actual Return $1,000.00 $1,057.80 0.93% $4.75
Hypothetical Return $1,000.00 $1,020.18 0.93% $4.66
AQR Risk-Balanced Commodities Strategy Fund
Class I
Actual Return $1,000.00 $982.10 1.01% $4.96
Hypothetical Return $1,000.00 $1,019.79 1.01% $5.06
Class N
Actual Return $1,000.00 $981.70 1.26% $6.19
Hypothetical Return $1,000.00 $1,018.55 1.26% $6.31
Class R6
Actual Return $1,000.00 $983.30 0.91% $4.47
Hypothetical Return $1,000.00 $1,020.28 0.91% $4.56
AQR Style Premia Alternative Fund
Class I
Actual Return $1,000.00 $1,057.50 1.75% $8.93
Hypothetical Return $1,000.00 $1,016.12 1.75% $8.75
Class N
Actual Return $1,000.00 $1,055.30 2.00% $10.19
Hypothetical Return $1,000.00 $1,014.88 2.00% $9.99
Class R6
Actual Return $1,000.00 $1,057.20 1.65% $8.42
Hypothetical Return $1,000.00 $1,016.61 1.65% $8.25
AQR Sustainable Long-Short Equity Carbon Aware Fund
Class I
Actual Return $1,000.00 $1,079.00 1.39% $7.17
Hypothetical Return $1,000.00 $1,017.90 1.39% $6.95
Class N
Actual Return $1,000.00 $1,078.30 1.64% $8.45
Hypothetical Return $1,000.00 $1,016.66 1.64% $8.20
Class R6
Actual Return $1,000.00 $1,078.90 1.29% $6.65
Hypothetical Return $1,000.00 $1,018.40 1.29% $6.46
Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365
(to reflect the one-half year period unless stated otherwise).

Board Approval of Investment Advisory Agreements
AQR Funds | Semi-Annual Report | June 2023
The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on
May 18-19, 2023 (the “Meeting”) to consider the continuation of the: (i) Third Amended and Restated Investment Management Agreement, as amended, between AQR Capital Management, LLC (“AQR”) and the Trust, on behalf of the AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR
Macro Opportunities Fund, AQR Long-Short Equity Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Style Premia
Alternative Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, and certain other series of the Trust (the “Investment
Management Agreement”); (ii) Investment Management Agreement II, as amended, between AQR and the Trust on behalf of the AQR Alternative Risk
Premia Fund, AQR Diversifying Strategies Fund, and AQR Sustainable Long-Short Equity Carbon Aware Fund (the “Investment Management Agreement
II”); and (iii) the Second Amended and Restated Investment Sub-Advisory Agreement between AQR and AQR Arbitrage, LLC (“AQR Arbitrage” or the
“Sub-Adviser”) for the AQR Diversified Arbitrage Fund (the “Sub-Advisory Agreement”).
Each of the aforementioned series of the Trust may be referred to herein as a “Fund” and collectively, the “Funds.” The Investment Management
Agreement, the Investment Management Agreement II and the Sub-Advisory Agreement are referred to collectively herein as the “Management
Agreement,” as applicable and as the context suggests.
At the Meeting, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)
(the “Independent Board Members”), met with independent legal counsel and representatives of AQR to review the materials provided and the relevant legal considerations. In accordance with Section 15(c) of the 1940 Act, the Board requested and considered materials furnished by AQR and the Sub-
Adviser relevant to the Board’s consideration of whether to approve the continuation of the Management Agreement. These materials included: (i)
memoranda and materials provided by AQR describing the personnel and services provided to the Funds; (ii) memoranda and materials provided by
AQR, describing the personnel and services provided by the Sub-Adviser to the AQR Diversified Arbitrage Fund; (iii) performance information for the
Funds relevant to the consideration of the Management Agreement; (iv) information independently compiled and prepared by Broadridge relating to the Funds’ fees and expenses and performance relative to peers within Morningstar fund categories; (v) financial information for AQR and a profitability analysis showing the profitability of AQR and the Sub-Adviser from providing services to the Funds; and (vi) a discussion of the compliance programs of
AQR and the Sub-Adviser and the regulatory exam histories of each. AQR and the Sub-Adviser are referred to herein as the “Adviser,” as applicable.
At the Meeting the Board, including the Independent Board Members, unanimously approved the continuation of the Management Agreement for an additional one-year period for each Fund. In approving the continuation of the Management Agreement for a Fund, the Board considered all factors it believed to be relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser;
(b) the investment performance of the Fund and the Adviser’s portfolio management; (c) the management fee and the cost of the services provided and profits realized by the Adviser from the relationship with the Funds and the fund complex; (d) economies of scale; (e) fall-out benefits; and (f) other factors.
The Board also considered other matters it deemed important to the approval process, such as AQR’s services related to the valuation and pricing of the
Funds’ portfolio holdings, direct and indirect benefits to AQR and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s consideration. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.
In considering the renewal of the Management Agreement for each Fund, the Board did not view the Management Agreement as creating third-party beneficiary rights in shareholders to enforce the terms of the Management Agreement against the Adviser.
The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Management Agreement:
The Nature, Extent and Quality of the Services Provided by the Adviser . The Board Members reviewed the services that the Adviser provided to the Funds under the Management Agreement, including certain administrative services. The Board considered the size and experience of the Adviser’s staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. In connection with the investment advisory services provided to the Funds, the Board Members took into account discussions they had regularly as part of quarterly Board meetings with representatives of the Adviser regarding the management of each Fund’s investments in accordance with the Funds’ stated investment objectives and policies and the types of transactions that are entered into on behalf of the Funds. During these discussions, the Board Members asked questions of, and received answers from, representatives of the Adviser regarding the formulation and implementation of the Funds’ investment strategies, their efficacy and potential risks.
In addition to the investment advisory services provided to the Funds, the Board Members considered that AQR also provides shareholder and administrative services, has responsibility for overseeing the Sub-Adviser with respect to the AQR Diversified Arbitrage Fund, provides oversight of Fund accounting, provides risk management, provides compliance oversight, administers the Funds’ liquidity risk management program, provides derivatives risk management services, serves as the Funds’ valuation designee, oversees third-party service providers and provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Board Members considered the compliance, shareholder and administrative services provided to the Funds by AQR under the Management Agreement. The Board recognized that AQR’s oversight of the Sub-Adviser was extensive, including portfolio risk monitoring, compliance testing, trade monitoring and execution, administration of the Funds’
liquidity risk management program and derivatives risk management program, and negotiation of agreements with derivative counterparties. The Board
Members recognized the enterprise risk of AQR and the Sub-Adviser involved in providing services to the Funds over time.
Finally, the Independent Board Members had several opportunities to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Management Agreement. Based on the presentations and materials at the Meeting and their familiarity gained through regular Board presentations over time, the Board concluded that the services provided to the Funds by AQR and, as applicable, the Sub-Adviser pursuant to the Management Agreement were of a high quality and benefit the Funds.
Investment Performance of the Funds and the Adviser’s Portfolio Management . The Board considered the investment performance of each Fund.
In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and the Adviser’s efforts to achieve such goals as well as the performance of the Funds relative to funds identified by Broadridge as their peers (the “Performance Peers”).

Board Approval of Investment Advisory Agreements
AQR Funds | Semi-Annual Report | June 2023
The Board noted that the Funds generally outperformed their Performance Peers during the most recent calendar year. However, the Board was cognizant of the fact that in some cases Fund performance was challenged over certain measurement periods in comparison to a Fund’s Performance
Peers and considered the Adviser’s views regarding the factors contributing to such underperformance on a Fund-by-Fund basis. Representatives of
AQR indicated AQR remains confident in its investment philosophy and disciplined systematic investment approach to managing the Funds, which has contributed to recent outperformance.
The Board considered that Broadridge comparisons may be of limited use in some cases due to the differences between the ways in which a Fund is managed from other Performance Peers. In other cases, underperformance in relation to Performance Peers may be due to differences in a Fund’s investment parameters compared to its Performance Peers, including risk limits, volatility targets, model limits on exposure to a particular country, and the Fund’s investment universe. In addition, the use of drawdown control and/or internal risk protections may affect a Fund’s performance in relation to its Performance Peers.
The Board also discussed the performance of the Funds with AQR at Board meetings throughout the year. AQR’s presentations to the Board at such
Board meetings, which addressed in detail the drivers of underperformance or outperformance, as applicable, supported a conclusion that the Funds were being managed consistent with their stated policies and strategies. The Board considered the Adviser’s performance in managing other registered investment companies and private funds, noting that other funds the Adviser manages might have investment objectives, policies or restrictions different from those of the Funds. Based on these factors, the Board Members determined that the performance of each Fund is consistent with its stated
objectives and strategies and the Adviser’s investment process.
The Management Fee and the Cost of the Services and Profits Realized by the Adviser from the Relationship with the Fund s . The Board, including the Independent Board Members, received information regarding the management fees paid by the Funds to the Adviser pursuant to the
Management Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the Funds and the costs incurred by and benefits to the Adviser in providing those services, and other relevant factors.
To assist in this analysis, the Board reviewed comparative fee and expense information for each Fund relative to funds identified by Broadridge as their peers (the “Expense Peers”), including comparisons of contractual management fees and actual net expenses. The first quartile is the most desirable quartile (i.e., relatively lower fees or expenses) and the fourth is the least desirable (i.e., relatively higher fees or expenses). The Board noted that, as of December 31, 2022, the net expenses for certain Funds were lower than the median net expenses of their Expense Peers, while net expense ratios for other Funds were above the median compared to their Expense Peers. The Board discussed the management fee reduction for AQR Style Premia
Alternative Fund and increase in the Fund’s expense cap by a commensurate amount, which took effect on July 1, 2022. Finally, the Board noted that while the AQR Diversifying Strategies Fund bears a management fee of 0%, as a fund of funds it indirectly bears a pro rata portion of the management fees charged by the Funds in which it invests.
The Board reviewed information regarding the fees the Adviser charges for other funds and accounts managed by the Adviser, including sub-advised mutual funds, with similar investment strategies to certain of the Funds. The Board noted the greater services provided by the Adviser to the Funds in contrast to the limited role of the Adviser when it sub-advises third party mutual funds or advises separate accounts.
The Board also received and reviewed information regarding the profitability of AQR with respect to Fund-related activities and the profitability of the
Sub-Adviser with respect to its sub-advisory services for one of the Funds. The Adviser provided the Board Members with a detailed description of the methodology and inputs used to determine profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by AQR, the types of funds managed, costs of recruiting and retaining personnel, taxes, expense allocations and business mix.
The Board reviewed AQR’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.
Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the management fees under the Management Agreement are reasonable and AQR’s and Sub-Adviser’s profitability were not excessive.
Economies of Scale. The Adviser provided the Board with information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. To show that economies are being shared, the Adviser presented information regarding each Fund’s management fees relative to comparable funds of similar and/or larger sizes, showing that management fees were set at a competitive level. It also provided Morningstar data for the purpose of showing the hypothetical effective management fee for each Fund at higher asset levels compared to its peers, some of which have breakpoints. The Board considered this information in determining the reasonableness of continuing to operate each Fund without management fee breakpoints at the Fund’s current asset level. The Board recognized that economies were also being shared through the expense limitation agreements for the Funds. The Board noted that, under the Management Agreement, none of the Funds have breakpoints in their management fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each
Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations. In particular, the Board noted the continuing enhancements to AQR’s services to the Funds in areas such as compliance, risk, portfolio management, technology, valuation and administration. AQR advised that its size as a firm has resulted in additional benefits to the AQR Funds, such as the ability to negotiate better terms with service providers and to establish a dedicated money market fund for the AQR Funds and other clients of AQR. The principals of AQR have also provided seed capital in excess of regulatory minimums for extended periods. AQR also discussed that the Funds had undertaken to rely on Rule 30e-3 under the 1940 Act which reduced charges related to printing and mailing costs for shareholder reports.

Board Approval of Investment Advisory Agreements
AQR Funds | Semi-Annual Report | June 2023
Other Factors. The Board also took into account other ancillary or “fall-out” benefits that the Adviser or its affiliates may derive from its relationship with the Funds, both tangible and intangible, including the sub-advisory fees paid to the Sub-Adviser, noting that no payments are received by the Adviser from the Funds beyond the fees under the Management Agreement. The Board was advised by AQR that AQR may obtain greater exposure to the public as a result of managing the AQR Funds, which could lead to additional business opportunities, such as unregistered fund investments, separately managed account opportunities or sub-advisory mandates. The Adviser may also obtain reputational benefits. AQR may also obtain economic benefit from its sponsorship/management of both the Funds and other funds or accounts with respect to the potential economic leverage of its service provider relationships. The Board also received information regarding the Adviser’s brokerage and soft dollar practices, noting that the Adviser does not presently intend to make use of soft dollars to acquire third-party research. The Board considered that the Adviser is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients.
Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment management agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the management fee rates under the Management
Agreement are reasonable in relation to the services provided by the Adviser (including the Sub-Adviser, when applicable) to the Funds, as well as the costs incurred and benefits to be gained by the Adviser (including the Sub-Adviser, when applicable) in providing such services, including the investment advisory and administrative components. The Board also found the investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the continuation of the Management Agreement with respect to each Fund. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

Liquidity Risk Management Program
AQR Funds | Semi-Annual Report | June 2023
The U.S. Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended, (the “Liquidity Rule”)
which requires the AQR Funds (the “Trust”) to adopt and implement a program reasonably designed to assess and manage the “liquidity risk” of each series of the Trust (the “Funds”). Pursuant to the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund.
The Trust, on behalf of each Fund, has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the
“Program”). The Trust’s Board of Trustees (the “Board”) has designated AQR Capital Management, LLC (“AQR”), investment adviser to each Fund, as the administrator of the Program (“Program Administrator”) for each Fund. The Program Administrator is responsible for overseeing the day-to-day operations of the Program. As part of the Program, the Program Administrator identifies illiquid investments, categorizes the relative liquidity of the
Funds’ investments in accordance with the Liquidity Rule and assesses, manages, and periodically reviews the liquidity risk of each Fund. Among other things, the Liquidity Rule requires that a written report be provided by the Program Administrator to the Board on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment
Minimum (“HLIM”) established for a Fund, if any, and any material changes to the Program.
At a meeting of the Board held on May 19, 2023, the Board reviewed AQR’s written report (the “Report”) concerning the operation, adequacy and effectiveness of the Program for the period from April 1, 2022 through March 31, 2023 (the “Reporting Period”). The Report summarized the operation of the Program and the practices implemented, and the information and factors considered by AQR in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such practices, information and factors included, among other things:
1) An overview of AQR’s practices with respect to the assessment, management and periodic review of each Fund’s liquidity risk;
2) A summary of material changes or findings with respect to the Program, if any, during the Reporting Period;
3) A review of the inputs and outputs utilized in connection with the Program, particularly the methodologies used and metrics analyzed;
4) A summary of the Funds’ compliance with the requirements under the Liquidity Rule and the Program, including, among other things, the
15% limit on investments in illiquid investments and monitoring of highly liquid investments to determine whether a Fund is required to set a
HLIM;
5) An overview of the Funds’ other sources of liquidity (e.g., credit facility and interfund borrowing); and
6) An overall assessment of the effectiveness of the Program with respect to managing each Fund’s liquidity risk, including, among other things assessing whether the Fund’s strategy remains appropriate for an open-end fund structure.
The Report stated that there were no material changes in the liquidity profile of the Funds and that there were no material changes to the Program during the Reporting Period. Based on the above information and factors, among others, the Program Administrator has concluded, and reported to the Board, that the Program is adequate and operating effectively for the assessment, monitoring and management of liquidity risks for each Fund.

Investment Adviser
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
Greenwich, CT 06830
Sub-Adviser
AQR Arbitrage, LLC
One Greenwich Plaza
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 2248, Denver, CO 80201-2248 | p: +1.866.290.2688 | w: https://funds.aqr.com

Item 2. Code of Ethics.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments
(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b) The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 13. Exhibits.

(a)(1)      The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
codeofethics
(a)(2)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
section302
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.
section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ John Howard
-----------------------------------
John Howard,
Principal Executive Officer
August 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Howard
----------------------------------
John Howard,
Principal Executive Officer
August 28, 2023

By: /s/ Matthew Plastina
---------------------------------
Matthew Plastina,
Principal Financial Officer
August 28, 2023